UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2017

Date of reporting period: February 28, 2017

Item 1.	Reports to Stockholders.

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Austria Capped ETF | EWO | NYSE Arca
➢	iShares MSCI Belgium Capped ETF | EWK | NYSE Arca
➢	iShares MSCI France ETF | EWQ | NYSE Arca
➢	iShares MSCI Netherlands ETF | EWN | NYSE Arca
➢	iShares MSCI Sweden Capped ETF | EWD | NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRIA CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Austria Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Austrian equities, as represented by the MSCI Austria Investable Market Index 25/50 (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 12.64%, net of fees, while the total return for the Index was 12.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.92%	25.88%	26.47%	25.92%	25.88%	26.47%
5 Years	3.32%	3.18%	3.43%	17.74%	16.95%	18.34%
10 Years	(4.35)%	(4.37)%	(4.88)%	(35.88)%	(36.07)%	(39.37)%

Index performance through January 31, 2008 reflects the performance of the MSCI Austria Index. Index performance beginning on February 1, 2008 through February 11, 2013 reflects the performance of the MSCI Austria Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Austria Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,126.40	$2.58	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	30.16%
Materials	21.06
Real Estate	15.56
Energy	15.43
Industrials	12.75
Information Technology	2.05
Utilities	1.53
Consumer Discretionary	1.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Erste Group Bank AG	20.38%
OMV AG	13.02
Voestalpine AG	11.05
Wienerberger AG	4.66
BUWOG AG	4.61
Andritz AG	4.47
Raiffeisen Bank International AG	4.47
CA Immobilien Anlagen AG	3.88
IMMOFINANZ AG	3.70
Lenzing AG	3.43

TOTAL	73.67%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BELGIUM CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Belgium Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Belgian equities, as represented by the MSCI Belgium Investable Market Index 25/50 (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -0.36%, net of fees, while the total return for the Index was -0.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.56%	11.06%	10.65%	10.56%	11.06%	10.65%
5 Years	11.60%	11.60%	12.33%	73.07%	73.10%	78.88%
10 Years	(0.25)%	(0.27)%	0.05%	(2.47)%	(2.67)%	0.53%

Index performance through November 30, 2007 reflects the performance of the MSCI Belgium Index. Index performance beginning on December 1, 2007 through November 8, 2012 reflects the performance of the MSCI Belgium Investable Market Index. Index performance beginning on November 9, 2012 reflects the performance of the MSCI Belgium Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$996.40	$2.43	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Consumer Staples	26.94%
Financials	22.90
Materials	11.93
Health Care	11.57
Real Estate	6.48
Consumer Discretionary	5.30
Information Technology	4.84
Telecommunication Services	3.93
Industrials	3.02
Energy	1.61
Utilities	1.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Anheuser-Busch InBev SA/NV	22.67%
KBC Group NV	8.37
Solvay SA	5.22
UCB SA	4.93
Groupe Bruxelles Lambert SA	4.12
Ageas	4.07
Umicore SA	3.24
Proximus SADP	2.90
Ackermans & van Haaren NV	2.37
Galapagos NV	2.21

TOTAL	60.10%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FRANCE ETF

Performance as of February 28, 2017

The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities, as represented by the MSCI France Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 5.12%, net of fees, while the total return for the Index was 5.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.25%	12.92%	12.15%	12.25%	12.92%	12.15%
5 Years	5.30%	5.33%	5.26%	29.44%	29.63%	29.19%
10 Years	(0.17)%	(0.18)%	(0.12)%	(1.66)%	(1.78)%	(1.19)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.20	$2.49	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Industrials	19.51%
Consumer Discretionary	18.14
Financials	14.04
Consumer Staples	10.32
Health Care	10.30
Energy	9.09
Materials	5.43
Information Technology	3.97
Real Estate	3.33
Telecommunication Services	3.07
Utilities	2.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Total SA	9.09%
Sanofi	8.02
BNP Paribas SA	4.97
LVMH Moet Hennessy Louis Vuitton SE	4.49
L’Oreal SA	3.76
AXA SA	3.67
Airbus SE	3.41
Air Liquide SA	3.37
Danone SA	3.14
Schneider Electric SE	3.05

TOTAL	46.97%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI NETHERLANDS ETF

Performance as of February 28, 2017

The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities, as represented by the MSCI Netherlands Investable Market Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 4.27%, net of fees, while the total return for the Index was 4.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.56%	15.19%	15.22%	14.56%	15.19%	15.22%
5 Years	8.64%	8.71%	8.87%	51.36%	51.82%	52.95%
10 Years	2.39%	2.37%	2.85%	26.61%	26.44%	32.39%

Index performance through January 31, 2008 reflects the performance of the MSCI Netherlands Index. Index performance beginning on February 1, 2008 reflects the performance of the MSCI Netherlands Investable Market Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,042.70	$2.48	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Consumer Staples	29.15%
Industrials	19.53
Information Technology	18.45
Financials	18.16
Materials	7.09
Consumer Discretionary	2.64
Telecommunication Services	2.13
Energy	1.63
Real Estate	1.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Unilever NV CVA	16.26%
ING Groep NV	11.22
ASML Holding NV	9.52
NXP Semiconductors NV	6.37
Koninklijke Philips NV	5.84
Koninklijke Ahold Delhaize NV	4.80
Heineken NV	4.19
RELX NV	3.89
Akzo Nobel NV	3.71
Wolters Kluwer NV	2.72

TOTAL	68.52%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWEDEN CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Sweden Capped ETF (the “Fund”) (formerly the iShares MSCI Sweden ETF) seeks to track the investment results of an index composed of Swedish equities, as represented by the MSCI Sweden 25/50 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 6.61%, net of fees, while the total return for the Index was 6.93%.

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.75%	4.38%	3.26%	14.75%	23.89%	37.76%
Fund Market	14.77	4.43	3.24	14.77	24.18	37.58
Index [a]	14.02	3.90	3.01	14.02	21.05	34.48
MSCI Sweden Index	13.94	3.88	3.00	13.94	20.97	34.39
MSCI Sweden 25/50 Index [b]	n/a	n/a	n/a	n/a	n/a	n/a

[a]	Index performance through November 30, 2016 reflects the performance of the MSCI Sweden Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Sweden 25/50 Index, which, effective as of December 1, 2016, replaced the MSCI Sweden Index as the underlying index of the Fund.

[b]	The inception date for the MSCI Sweden 25/50 Index was July 20, 2016.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,066.10	$2.51	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	33.92%
Industrials	30.82
Consumer Discretionary	9.87
Information Technology	7.74
Consumer Staples	7.31
Telecommunication Services	5.42
Materials	2.51
Energy	1.27
Health Care	1.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Nordea Bank AB	9.56%
Hennes & Mauritz AB Class B	6.69
Swedbank AB Class A	5.95
Atlas Copco AB Class A	5.84
Svenska Handelsbanken AB Class A	5.64
Volvo AB Class B	5.37
Telefonaktiebolaget LM Ericsson Class B	4.64
Svenska Cellulosa AB SCA Class B	4.57
Skandinaviska Enskilda Banken AB Class A	4.53
Assa Abloy AB	4.52

TOTAL	57.31%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.47%

AEROSPACE & DEFENSE — 0.83%
FACC AGa	119,063	$885,741

		885,741
AIR FREIGHT & LOGISTICS — 3.35%
Oesterreichische Post AG	97,925	3,571,691

		3,571,691
BANKS — 24.71%
Erste Group Bank AG	740,929	21,619,562
Raiffeisen Bank International AGa	212,702	4,737,319

		26,356,881
CHEMICALS — 3.42%
Lenzing AG	23,086	3,642,880

		3,642,880
CONSTRUCTION & ENGINEERING — 1.28%
Porr AG	33,388	1,367,148

		1,367,148
CONSTRUCTION MATERIALS — 6.54%
RHI AG	85,120	2,032,830
Wienerberger AG	249,896	4,939,034

		6,971,864
ELECTRIC UTILITIES — 1.52%
EVN AG	130,726	1,625,240

		1,625,240
ELECTRICAL EQUIPMENT — 1.56%
Zumtobel Group AG	99,965	1,660,793

		1,660,793
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.04%
Austria Technologie & Systemtechnik AGb	108,088	1,150,840
Kapsch TrafficCom AG	24,963	1,026,146

		2,176,986
ENERGY EQUIPMENT & SERVICES — 2.40%
Schoeller-Bleckmann Oilfield Equipment AG	34,631	2,561,203

		2,561,203
HOTELS, RESTAURANTS & LEISURE — 1.45%
DO & CO AGb	22,762	1,545,785

		1,545,785
INSURANCE — 5.29%
UNIQA Insurance Group AG	373,065	2,833,998

Security	Shares	Value
Vienna Insurance Group AG Wiener Versicherung Gruppe	116,292	$2,804,464

		5,638,462
MACHINERY — 5.66%
Andritz AG	90,413	4,737,352
Semperit AG Holding	42,171	1,301,757

		6,039,109
METALS & MINING — 10.99%
Voestalpine AG	277,792	11,726,095

		11,726,095
OIL, GAS & CONSUMABLE FUELS — 12.95%
OMV AG	360,481	13,812,677

		13,812,677
REAL ESTATE MANAGEMENT & DEVELOPMENT — 15.48%
BUWOG AG	195,473	4,895,715
CA Immobilien Anlagen AG	209,488	4,118,136
Conwert Immobilien Invest SEb	93,432	1,628,206
IMMOEAST AG Escrow[a]	998,769	11
IMMOFINANZ AGb	2,149,548	3,924,100
IMMOFINANZ AG Escrow[a]	897,599	9
S IMMO AG	157,872	1,941,761

		16,507,938

TOTAL COMMON STOCKS
(Cost: $116,694,313)		106,090,493

SHORT-TERM INVESTMENTS — 4.46%

MONEY MARKET FUNDS — 4.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	4,620,552	4,622,400
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	134,507	134,507

		4,756,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,755,949)		4,756,907

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 103.93%
(Cost: $121,450,262)[f]	$110,847,400
Other Assets, Less Liabilities — (3.93)%	(4,186,481)

NET ASSETS — 100.00%	$106,660,919

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $126,463,527. Net unrealized depreciation was $15,616,127, of which $3,530,354 represented gross unrealized appreciation on securities and $19,146,481 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$106,090,473	$—	$20	$106,090,493
Money market funds	4,756,907	—	—	4,756,907

Total	$110,847,380	$—	$20	$110,847,400

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AIR FREIGHT & LOGISTICS — 1.93%
bpost SA	64,391	$1,604,493

		1,604,493
BANKS — 8.35%
KBC Group NV	113,224	6,946,804

		6,946,804
BEVERAGES — 22.62%
Anheuser-Busch InBev SA/NV	171,566	18,823,096

		18,823,096
BIOTECHNOLOGY — 3.28%
Ablynx NVa,b	71,864	897,643
Galapagos NVa,b	25,892	1,833,456

		2,731,099
CAPITAL MARKETS — 1.16%
Gimv NV	17,832	964,467

		964,467
CHEMICALS — 9.65%
Solvay SA	37,092	4,333,565
Tessenderlo Chemie NVa	27,467	1,008,391
Umicore SA	50,894	2,688,585

		8,030,541
COMMUNICATIONS EQUIPMENT — 0.92%
EVS Broadcast Equipment SA	20,249	764,377

		764,377
CONSTRUCTION & ENGINEERING — 1.09%
Cie. d’Entreprises CFE	8,191	905,190

		905,190
DISTRIBUTORS — 1.27%
D’ieteren SA/NV	23,550	1,053,645

		1,053,645
DIVERSIFIED FINANCIAL SERVICES — 9.28%
Ackermans & van Haaren NV	14,192	1,967,995
Groupe Bruxelles Lambert SA	40,226	3,419,959
KBC Ancora[a]	28,263	1,189,878
Sofina SA	8,401	1,142,643

		7,720,475
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.90%
Proximus SADP	81,742	2,410,773

		2,410,773
ELECTRIC UTILITIES — 1.48%
Elia System Operator SA/NV	23,859	1,227,191

		1,227,191

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.16%
Barco NV	10,753	$967,337

		967,337
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.46%
Aedifica SA	12,804	980,687
Befimmo SA	18,194	1,007,633
Cofinimmo SA	13,605	1,515,059
Intervest Offices & Warehouses NV	25,799	646,971
Warehouses De Pauw CVA	13,157	1,227,359

		5,377,709
FOOD & STAPLES RETAILING — 2.20%
Colruyt SA	38,945	1,832,023

		1,832,023
FOOD PRODUCTS — 0.40%
Greenyard NVb	18,997	332,063

		332,063
HEALTH CARE EQUIPMENT & SUPPLIES — 1.54%
Biocartis NVa,b,c	29,467	342,862
Ion Beam Applications	20,476	934,171

		1,277,033
HEALTH CARE PROVIDERS & SERVICES — 0.88%
Fagron[a,b]	67,583	734,654

		734,654
HEALTH CARE TECHNOLOGY — 0.92%
AGFA-Gevaert NVa	187,457	767,884

		767,884
INSURANCE — 4.06%
Ageas	88,717	3,378,661

		3,378,661
IT SERVICES — 1.10%
Econocom Group SA/NV	60,874	912,701

		912,701
MEDIA — 3.31%
Kinepolis Group NV	18,045	926,517
Telenet Group Holding NVa	32,301	1,830,791

		2,757,308
METALS & MINING — 2.26%
Bekaert SA	28,093	1,247,052
Nyrstar NVa,b	102,210	629,928

		1,876,980

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

February 28, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.60%
Euronav NV	100,269	$823,386
Exmar NVb	65,033	511,370

		1,334,756
PERSONAL PRODUCTS — 1.66%
Ontex Group NV	44,776	1,377,887

		1,377,887
PHARMACEUTICALS — 4.93%
UCB SA	57,387	4,098,427

		4,098,427
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.65%
Melexis NV	16,474	1,373,638

		1,373,638
TEXTILES, APPAREL & LUXURY GOODS — 0.71%
Sioen Industries NV	10,498	291,373
Van de Velde NV	4,990	300,433

		591,806
WIRELESS TELECOMMUNICATION SERVICES — 1.02%
Orange Belgium SAa	37,473	852,720

		852,720

TOTAL COMMON STOCKS
(Cost: $94,513,609)		83,025,738

Security	Shares	Value
SHORT-TERM INVESTMENTS — 5.74%

MONEY MARKET FUNDS — 5.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	4,753,789	$4,755,691
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	18,875	18,875

		4,774,566

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,773,450)		4,774,566

TOTAL INVESTMENTS IN SECURITIES — 105.53%
(Cost: $99,287,059)[g]		87,800,304
Other Assets, Less Liabilities — (5.53)%		(4,598,637)

NET ASSETS — 100.00%		$83,201,667

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $101,844,757. Net unrealized depreciation was $14,044,453, of which $1,544,224 represented gross unrealized appreciation on securities and $15,588,677 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$83,025,738	$—	$—	$83,025,738
Money market funds	4,774,566	—	—	4,774,566

Total	$87,800,304	$—	$—	$87,800,304

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 6.72%
Airbus SE	150,307	$11,071,527
Dassault Aviation SA	592	672,433
Safran SA	81,157	5,791,705
Thales SA	27,500	2,717,599
Zodiac Aerospace	52,690	1,552,278

		21,805,542
AIR FREIGHT & LOGISTICS — 0.27%
Bollore SA	226,890	882,160

		882,160
AUTO COMPONENTS — 2.82%
Cie. Generale des Etablissements Michelin Class B	47,370	5,338,064
Valeo SA	61,967	3,819,734

		9,157,798
AUTOMOBILES — 2.11%
Peugeot SAa	126,222	2,408,858
Renault SA	49,848	4,433,991

		6,842,849
BANKS — 9.19%
BNP Paribas SA	274,854	16,101,258
Credit Agricole SA	291,471	3,529,226
Natixis SA	244,321	1,337,279
Societe Generale SA	199,054	8,864,584

		29,832,347
BEVERAGES — 2.10%
Pernod Ricard SA	55,107	6,318,267
Remy Cointreau SA	5,664	504,657

		6,822,924
BUILDING PRODUCTS — 1.92%
Cie. de Saint-Gobain	129,619	6,229,670

		6,229,670
CHEMICALS — 3.89%
Air Liquide SA	100,883	10,923,503
Arkema SA	17,619	1,713,058

		12,636,561
COMMERCIAL SERVICES & SUPPLIES — 0.67%
Edenred	54,725	1,242,101
Societe BIC SA	7,458	925,228

		2,167,329
CONSTRUCTION & ENGINEERING — 3.91%
Bouygues SA	53,906	2,083,292

Security	Shares	Value
Eiffage SA	15,263	$1,093,449
Vinci SA	131,573	9,508,441

		12,685,182
CONSTRUCTION MATERIALS — 0.23%
Imerys SA	9,280	751,600

		751,600
DIVERSIFIED FINANCIAL SERVICES — 0.45%
Eurazeo SA	10,294	637,709
Wendel SA	7,345	815,211

		1,452,920
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.06%
Iliad SA	6,881	1,429,082
Orange SA	517,636	7,846,320
SFR Group SAa	22,908	669,406

		9,944,808
ELECTRIC UTILITIES — 0.21%
Electricite de France SA	70,575	693,685

		693,685
ELECTRICAL EQUIPMENT — 4.26%
Legrand SA	69,366	3,922,756
Schneider Electric SE	145,870	9,903,042

		13,825,798
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.40%
Ingenico Group SA	14,395	1,295,276

		1,295,276
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.33%
Fonciere des Regions	8,682	716,913
Gecina SA	10,672	1,361,942
ICADE	9,603	686,739
Klepierre	57,170	2,130,158
Unibail-Rodamco SE	25,782	5,899,718

		10,795,470
FOOD & STAPLES RETAILING — 1.32%
Carrefour SA	147,194	3,525,444
Casino Guichard Perrachon SA	14,347	760,960

		4,286,404
FOOD PRODUCTS — 3.14%
Danone SA	153,174	10,182,433

		10,182,433
HEALTH CARE EQUIPMENT & SUPPLIES — 1.90%
Essilor International SA	53,756	6,177,649

		6,177,649

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

February 28, 2017

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.35%
Accor SA	44,434	$1,758,780
Sodexo SA	23,952	2,635,491

		4,394,271
HOUSEHOLD DURABLES — 0.24%
SEB SA	5,856	773,779

		773,779
INSURANCE — 4.40%
AXA SA	503,192	11,907,585
CNP Assurances	44,531	827,366
SCOR SE	42,336	1,533,581

		14,268,532
IT SERVICES — 1.96%
Atos SE	23,110	2,738,070
Capgemini SA	42,290	3,625,995

		6,364,065
LIFE SCIENCES TOOLS & SERVICES — 0.37%
Eurofins Scientific SE	2,832	1,213,644

		1,213,644
MACHINERY — 0.33%
Alstom SAa	39,759	1,082,603

		1,082,603
MEDIA — 3.79%
Eutelsat Communications SA	45,273	892,627
JCDecaux SA	19,207	615,342
Lagardere SCA	30,606	772,071
Publicis Groupe SA	49,823	3,368,694
SES SA	94,267	1,929,738
Vivendi SA	267,081	4,726,693

		12,305,165
METALS & MINING — 1.30%
ArcelorMittal[a]	477,084	4,212,750

		4,212,750
MULTI-UTILITIES — 2.58%
Engie SA	411,066	5,040,657
Suez	86,690	1,303,913
Veolia Environnement SA	124,433	2,042,837

		8,387,407
OIL, GAS & CONSUMABLE FUELS — 9.08%
Total SA	589,790	29,486,743

		29,486,743
PERSONAL PRODUCTS — 3.76%
L’Oreal SA	65,359	12,192,029

		12,192,029

Security	Shares	Value
PHARMACEUTICALS — 8.01%
Sanofi	301,025	$26,014,956

		26,014,956
PROFESSIONAL SERVICES — 0.41%
Bureau Veritas SA	68,785	1,316,368

		1,316,368
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.78%
STMicroelectronics NV	165,227	2,528,211

		2,528,211
SOFTWARE — 0.83%
Dassault Systemes SE	33,366	2,702,712

		2,702,712
TEXTILES, APPAREL & LUXURY GOODS — 7.81%
Christian Dior SE	14,139	3,003,318
Hermes International	6,850	2,998,141
Kering	19,654	4,798,177
LVMH Moet Hennessy Louis Vuitton SE	72,342	14,563,135

		25,362,771
TRADING COMPANIES & DISTRIBUTORS — 0.39%
Rexel SA	78,355	1,270,964

		1,270,964
TRANSPORTATION INFRASTRUCTURE — 0.62%
Aeroports de Paris	7,699	875,362
Groupe Eurotunnel SE Registered	121,173	1,133,074

		2,008,436

TOTAL COMMON STOCKS
(Cost: $376,439,811)		324,353,811

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	44,856	44,856

		44,856

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,856)		44,856

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $376,484,667)[d]	$324,398,667
Other Assets, Less Liabilities — 0.08%	257,696

NET ASSETS — 100.00%	$324,656,363

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $391,256,009. Net unrealized depreciation was $66,857,342, of which $9,387,810 represented gross unrealized appreciation on securities and $76,245,152 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$324,353,811	$—	$—	$324,353,811
Money market funds	44,856	—	—	44,856

Total	$324,398,667	$—	$—	$324,398,667

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AIR FREIGHT & LOGISTICS — 0.41%
PostNL NVa	166,727	$729,562

		729,562
BANKS — 12.61%
ABN AMRO Group NVb	111,066	2,549,204
ING Groep NV	1,455,583	20,130,331

		22,679,535
BEVERAGES — 7.85%
Coca-Cola European Partners PLC	86,549	3,022,954
Heineken Holding NV	41,549	3,165,111
Heineken NV	90,813	7,517,185
Refresco Group NVb	27,874	407,112

		14,112,362
CAPITAL MARKETS — 0.32%
BinckBank NV	31,143	175,258
Flow Traders[b]	11,320	393,036

		568,294
CHEMICALS — 6.97%
Akzo Nobel NV	99,077	6,665,227
Corbion NV	23,222	599,619
Koninklijke DSM NV	71,434	4,706,157
OCI NVa,c	28,601	570,447

		12,541,450
CONSTRUCTION & ENGINEERING — 1.23%
Arcadis NVc	27,138	369,112
Boskalis Westminster	37,128	1,357,156
Koninklijke BAM Groep NV	93,842	491,602

		2,217,870
DIVERSIFIED FINANCIAL SERVICES — 0.00%
SNS REAAL NVa,c	68,952	1

		1
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.12%
Koninklijke KPN NV	1,348,426	3,818,511

		3,818,511
ELECTRICAL EQUIPMENT — 0.83%
Kendrion NV	5,507	160,338
Philips Lighting NVa,b,c	18,825	522,890
SIF Holding NVa	3,829	92,359
TKH Group NV	17,524	716,908

		1,492,495

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.86%
Fugro NV CVA[a,c]	29,279	$467,767
SBM Offshore NV	69,729	1,075,475

		1,543,242
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.21%
Eurocommercial Properties NV	22,070	783,752
NSI NV	68,184	276,550
VastNed Retail NV	9,433	336,790
Wereldhave NV	17,911	784,699

		2,181,791
FOOD & STAPLES RETAILING — 4.79%
Koninklijke Ahold Delhaize NV	404,412	8,620,347

		8,620,347
FOOD PRODUCTS — 0.23%
Wessanen	30,210	403,672

		403,672
HOTELS, RESTAURANTS & LEISURE — 0.12%
Basic-Fit NVa,b	12,661	216,603

		216,603
HOUSEHOLD DURABLES — 0.21%
TomTom NVa,c	42,974	373,852

		373,852
INDUSTRIAL CONGLOMERATES — 5.82%
Koninklijke Philips NV	345,406	10,473,155

		10,473,155
INSURANCE — 5.19%
Aegon NV	682,217	3,637,667
ASR Nederland NVa	30,006	803,486
Delta Lloyd NV	179,028	1,019,660
NN Group NV	124,470	3,878,578

		9,339,391
IT SERVICES — 0.62%
InterXion Holding NVa	28,413	1,105,266

		1,105,266
LEISURE PRODUCTS — 0.13%
Accell Group	10,343	241,076

		241,076
MACHINERY — 0.80%
Aalberts Industries NV	41,581	1,438,630

		1,438,630
MEDIA — 2.17%
Altice NV Class Aa,c	145,858	3,085,050

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

February 28, 2017

Security	Shares	Value
Altice NV Class Ba	38,325	$811,021

		3,896,071
METALS & MINING — 0.10%
AMG Advanced Metallurgical Group NV	8,471	181,466

		181,466
OIL, GAS & CONSUMABLE FUELS — 0.77%
Koninklijke Vopak NV	28,303	1,200,434
VTTI Energy Partners LP	9,741	178,260

		1,378,694
PERSONAL PRODUCTS — 16.22%
Unilever NV CVA	615,373	29,173,538

		29,173,538
PROFESSIONAL SERVICES — 8.36%
Brunel International NV	10,434	166,640
Intertrust NVb	16,990	306,008
Randstad Holding NV	46,418	2,708,368
RELX NV	392,517	6,977,891
Wolters Kluwer NV	118,855	4,883,208

		15,042,115
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.74%
ASM International NV	20,495	1,044,907
ASML Holding NV	140,480	17,084,413
BE Semiconductor Industries NV	14,244	546,171
NXP Semiconductors NVa	111,101	11,422,294

		30,097,785
SOFTWARE — 1.06%
Gemalto NV	31,623	1,908,963

		1,908,963
TRADING COMPANIES & DISTRIBUTORS — 2.03%
AerCap Holdings NVa	59,700	2,704,410
IMCD Group NV	19,874	945,669

		3,650,079

TOTAL COMMON STOCKS
(Cost: $182,091,848)		179,425,816

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.74%

MONEY MARKET FUNDS — 2.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	4,872,148	$4,874,097
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	47,566	47,566

		4,921,663

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,920,292)		4,921,663

TOTAL INVESTMENTS IN SECURITIES — 102.51%
(Cost: $187,012,140)[g]		184,347,479
Other Assets, Less Liabilities — (2.51)%		(4,511,057)

NET ASSETS — 100.00%		$179,836,422

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $191,516,244. Net unrealized depreciation was $7,168,765, of which $8,991,660 represented gross unrealized appreciation on securities and $16,160,425 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$179,425,815	$—	$1	$179,425,816
Money market funds	4,921,663	—	—	4,921,663

Total	$184,347,478	$—	$1	$184,347,479

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.78%

BANKS — 25.62%
Nordea Bank AB	2,390,399	$28,080,967
Skandinaviska Enskilda Banken AB Class A	1,159,496	13,299,202
Svenska Handelsbanken AB Class A	1,187,813	16,565,087
Swedbank AB Class A	705,239	17,454,298

		75,399,554
BUILDING PRODUCTS — 4.51%
Assa Abloy AB	680,676	13,271,529

		13,271,529
COMMERCIAL SERVICES & SUPPLIES — 1.52%
Securitas AB Class B	291,529	4,460,535

		4,460,535
COMMUNICATIONS EQUIPMENT — 4.63%
Telefonaktiebolaget LM Ericsson Class B	2,089,667	13,631,416

		13,631,416
CONSTRUCTION & ENGINEERING — 2.42%
Skanska AB Class B	298,199	7,125,321

		7,125,321
DIVERSIFIED FINANCIAL SERVICES — 8.22%
Industrivarden AB Class C	165,029	3,274,469
Investor AB Class B	332,142	13,202,702
Kinnevik AB Class B	211,639	5,736,137
L E Lundbergforetagen AB Class B	30,389	1,975,601

		24,188,909
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.06%
Telia Co. AB	2,236,361	9,008,764

		9,008,764
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.09%
Hexagon AB Class B	224,437	9,085,883

		9,085,883
FOOD & STAPLES RETAILING — 0.93%
ICA Gruppen ABa	84,087	2,737,467

		2,737,467
HEALTH CARE EQUIPMENT & SUPPLIES — 1.14%
Getinge AB Class B	197,354	3,357,072

		3,357,072

Security	Shares	Value
HOUSEHOLD DURABLES — 3.17%
Electrolux AB Class B	217,892	$5,791,905
Husqvarna AB Class B	412,995	3,546,999

		9,338,904
HOUSEHOLD PRODUCTS — 4.56%
Svenska Cellulosa AB SCA Class B	435,467	13,412,746

		13,412,746
MACHINERY — 22.30%
Alfa Laval AB	273,674	4,965,255
Atlas Copco AB Class A	522,519	17,149,936
Atlas Copco AB Class B	295,431	8,758,371
Sandvik AB	902,346	12,303,466
SKF AB Class B	351,428	6,707,617
Volvo AB Class B	1,203,258	15,751,741

		65,636,386
METALS & MINING — 2.51%
Boliden AB	241,157	7,379,639

		7,379,639
OIL, GAS & CONSUMABLE FUELS — 1.27%
Lundin Petroleum ABb	181,504	3,728,326

		3,728,326
SPECIALTY RETAIL — 6.68%
Hennes & Mauritz AB Class B	741,869	19,654,123

		19,654,123
TOBACCO — 1.80%
Swedish Match AB	170,008	5,308,119

		5,308,119
WIRELESS TELECOMMUNICATION SERVICES — 2.35%
Millicom International Cellular SA SDR	66,285	3,624,745
Tele2 AB Class B	367,019	3,290,691

		6,915,436

TOTAL COMMON STOCKS
(Cost: $341,897,341)		293,640,130

SHORT-TERM INVESTMENTS — 0.98%

MONEY MARKET FUNDS — 0.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	2,762,798	2,763,903

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN CAPPED ETF

February 28, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	126,955	$126,955

		2,890,858

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,890,858)		2,890,858

TOTAL INVESTMENTS IN SECURITIES — 100.76%
(Cost: $344,788,199)[f]		296,530,988
Other Assets, Less Liabilities — (0.76)%		(2,240,132)

NET ASSETS — 100.00%		$294,290,856

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $348,488,621. Net unrealized depreciation was $51,957,633, of which $10,595,643 represented gross unrealized appreciation on securities and $62,553,276 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$293,640,130	$—	$—	$293,640,130
Money market funds	2,890,858	—	—	2,890,858

Total	$296,530,988	$—	$—	$296,530,988

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Austria Capped ETF	iShares MSCI Belgium Capped ETF	iShares MSCI France ETF

ASSETS
Investments, at cost:
Unaffiliated	$116,694,313	$94,513,609	$376,439,811
Affiliated (Note 2)	4,755,949	4,773,450	44,856

Total cost of investments	$121,450,262	$99,287,059	$376,484,667

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$106,090,493	$83,025,738	$324,353,811
Affiliated (Note 2)	4,756,907	4,774,566	44,856

Total fair value of investments	110,847,400	87,800,304	324,398,667
Foreign currency, at value[b]	60,336	22,484	213,842
Receivables:
Investment securities sold	6,429,269	244,052	439,869
Dividends and interest	5,288	4,930	30
Tax reclaims	413,480	87,512	—

Total Assets	117,755,773	88,159,282	325,052,408

LIABILITIES
Payables:
Investment securities purchased	6,438,417	173,040	274,628
Collateral for securities on loan (Note 1)	4,621,498	4,753,972	—
Investment advisory fees (Note 2)	34,939	30,603	121,417

Total Liabilities	11,094,854	4,957,615	396,045

NET ASSETS	$106,660,919	$83,201,667	$324,656,363

Net assets consist of:
Paid-in capital	$196,929,021	$148,629,410	$440,598,861
Distributions in excess of net investment income	(206,878)	(100,834)	(70,592)
Accumulated net realized loss	(79,404,925)	(53,834,563)	(63,783,748)
Net unrealized depreciation	(10,656,299)	(11,492,346)	(52,088,158)

NET ASSETS	$106,660,919	$83,201,667	$324,656,363

Shares outstanding[c]	6,100,000	4,640,000	13,000,000

Net asset value per share	$17.49	$17.93	$24.97

[a]	Securities on loan with values of $4,408,751, $4,557,534 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $59,930, $22,551 and $215,751, respectively.
[c]	$0.001 par value, number of shares authorized: 100 million, 136.2 million and 340.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Netherlands ETF	iShares MSCI Sweden Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$182,091,848	$341,897,341
Affiliated (Note 2)	4,920,292	2,890,858

Total cost of investments	$187,012,140	$344,788,199

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$179,425,816	$293,640,130
Affiliated (Note 2)	4,921,663	2,890,858

Total fair value of investments	184,347,479	296,530,988
Foreign currency, at value[b]	48,570	101,052
Receivables:
Investment securities sold	1,957,487	4,623,277
Dividends and interest	180,042	1,460
Capital shares sold	11,517	—
Tax reclaims	—	178,739
Foreign withholding tax claims (Note 7)	—	10,069,350

Total Assets	186,545,095	311,504,866

LIABILITIES
Payables:
Investment securities purchased	1,771,220	4,520,480
Collateral for securities on loan (Note 1)	4,872,437	2,763,903
IRS compliance fee for foreign withholding tax claims (Note 7)	—	8,773,929
Professional fees (Note 7)	—	1,046,935
Investment advisory fees (Note 2)	65,016	108,763

Total Liabilities	6,708,673	17,214,010

NET ASSETS	$179,836,422	$294,290,856

Net assets consist of:
Paid-in capital	$231,624,312	$400,843,836
Undistributed net investment income	61,606	336,767
Accumulated net realized loss	(49,184,371)	(58,075,147)
Net unrealized depreciation	(2,665,125)	(48,814,600)

NET ASSETS	$179,836,422	$294,290,856

Shares outstanding[c]	7,050,000	9,675,000

Net asset value per share	$25.51	$30.42

[a]	Securities on loan with values of $4,628,979 and $2,652,693, respectively. See Note 1.
[b]	Cost of foreign currency: $48,391 and $99,131, respectively.
[c]	$0.001 par value, number of shares authorized: 255 million and 63.6 million, respectively.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Austria Capped ETF	iShares MSCI Belgium Capped ETF	iShares MSCI France ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$226,714	$837,540	$1,449,036
Dividends — affiliated (Note 2)	83	95	193
Securities lending income — affiliated — net (Note 2)	20,000	39,599	60,008

Total investment income	246,797	877,234	1,509,237

EXPENSES
Investment advisory fees (Note 2)	185,706	241,907	728,801

Total expenses	185,706	241,907	728,801

Net investment income	61,091	635,327	780,436

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,406,486)	(849,377)	(3,588,042)
Investments — affiliated (Note 2)	(56)	603	86
In-kind redemptions — unaffiliated	330,717	(1,414,191)	(2,371,499)
Foreign currency transactions	(5,844)	(20,457)	(15,810)
Realized gain distributions from affiliated funds	2	1	1

Net realized loss	(3,081,667)	(2,283,421)	(5,975,264)

Net change in unrealized appreciation/depreciation on:
Investments	11,258,833	1,301,450	19,692,990
Translation of assets and liabilities in foreign currencies	(14,525)	(2,839)	(3,727)

Net change in unrealized appreciation/depreciation	11,244,308	1,298,611	19,689,263

Net realized and unrealized gain (loss)	8,162,641	(984,810)	13,713,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,223,732	$(349,483)	$14,494,435

[a]	Net of foreign withholding tax of $29,644, $146,895 and $132,676, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Netherlands ETF	iShares MSCI Sweden Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$503,542	$880,689
Dividends — affiliated (Note 2)	200	181
Securities lending income — affiliated — net (Note 2)	12,432	2,022

Total investment income	516,174	882,892

EXPENSES
Investment advisory fees (Note 2)	420,632	690,171

Total expenses	420,632	690,171

Net investment income	95,542	192,721

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,105,563)	(7,408,675)
Investments — affiliated (Note 2)	289	160
In-kind redemptions — unaffiliated	739,169	525,479
Foreign currency transactions	(13,081)	(9,412)
Realized gain distributions from affiliated funds	3	4

Net realized loss	(1,379,183)	(6,892,444)

Net change in unrealized appreciation/depreciation on:
Investments	8,369,808	24,551,147
Translation of assets and liabilities in foreign currencies	7,086	(455,294)

Net change in unrealized appreciation/depreciation	8,376,894	24,095,853

Net realized and unrealized gain	6,997,711	17,203,409

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,093,253	$17,396,130

[a]	Net of foreign withholding tax of $82,133 and $13,431, respectively.

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Capped ETF		iShares MSCI Belgium Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$61,091	$1,511,969	$635,327	$3,586,837
Net realized gain (loss)	(3,081,667)	(3,384,444)	(2,283,421)	1,193,969
Net change in unrealized appreciation/depreciation	11,244,308	1,994,024	1,298,611	(1,399,047)

Net increase (decrease) in net assets resulting from operations	8,223,732	121,549	(349,483)	3,381,759

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(252,554)	(1,345,976)	(786,324)	(3,766,140)

Total distributions to shareholders	(252,554)	(1,345,976)	(786,324)	(3,766,140)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,137,003	48,261,666	11,594,603	307,240,550
Cost of shares redeemed	(3,227,706)	(42,386,794)	(59,459,705)	(328,312,366)

Net increase (decrease) in net assets from capital share transactions	37,909,297	5,874,872	(47,865,102)	(21,071,816)

INCREASE (DECREASE) IN NET ASSETS	45,880,475	4,650,445	(49,000,909)	(21,456,197)

NET ASSETS
Beginning of period	60,780,444	56,129,999	132,202,576	153,658,773

End of period	$106,660,919	$60,780,444	$83,201,667	$132,202,576

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(206,878)	$(15,415)	$(100,834)	$50,163

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	3,100,000	640,000	17,280,000
Shares redeemed	(200,000)	(2,800,000)	(3,280,000)	(19,040,000)

Net increase (decrease) in shares outstanding	2,200,000	300,000	(2,640,000)	(1,760,000)

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France ETF		iShares MSCI Netherlands ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$780,436	$10,101,361	$95,542	$5,525,960
Net realized loss	(5,975,264)	(5,468,375)	(1,379,183)	(9,005,653)
Net change in unrealized appreciation/depreciation	19,689,263	(10,982,251)	8,376,894	10,379,782

Net increase (decrease) in net assets resulting from operations	14,494,435	(6,349,265)	7,093,253	6,900,089

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,032,276)	(10,111,706)	(2,132,969)	(4,368,474)

Total distributions to shareholders	(1,032,276)	(10,111,706)	(2,132,969)	(4,368,474)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,378,685	117,552,844	3,826,312	108,170,576
Cost of shares redeemed	(57,238,136)	(122,177,212)	(13,537,091)	(102,397,515)

Net increase (decrease) in net assets from capital share transactions	(17,859,451)	(4,624,368)	(9,710,779)	5,773,061

INCREASE (DECREASE) IN NET ASSETS	(4,397,292)	(21,085,339)	(4,750,495)	8,304,676

NET ASSETS
Beginning of period	329,053,655	350,138,994	184,586,917	176,282,241

End of period	$324,656,363	$329,053,655	$179,836,422	$184,586,917

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(70,592)	$181,248	$61,606	$2,099,033

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	4,800,000	150,000	4,550,000
Shares redeemed	(2,400,000)	(5,000,000)	(550,000)	(4,300,000)

Net increase (decrease) in shares outstanding	(800,000)	(200,000)	(400,000)	250,000

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Sweden Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$192,721	$11,883,219
Net realized loss	(6,892,444)	(9,199,802)
Net change in unrealized appreciation/depreciation	24,095,853	(13,928,238)

Net increase (decrease) in net assets resulting from operations	17,396,130	(11,244,821)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,579)	(12,154,414)

Total distributions to shareholders	(46,579)	(12,154,414)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,807,408	49,435,762
Cost of shares redeemed	(40,574,851)	(72,714,714)

Net decrease in net assets from capital share transactions	(7,767,443)	(23,278,952)

INCREASE (DECREASE) IN NET ASSETS	9,582,108	(46,678,187)

NET ASSETS
Beginning of period	284,708,748	331,386,935

End of period	$294,290,856	$284,708,748

Undistributed net investment income included in net assets at end of period	$336,767	$190,625

SHARES ISSUED AND REDEEMED
Shares sold	1,125,000	1,650,000
Shares redeemed	(1,425,000)	(2,625,000)

Net decrease in shares outstanding	(300,000)	(975,000)

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$15.58	$15.59	$17.55	$17.87	$14.53	$18.76

Income from investment operations:
Net investment income[a]	0.01	0.38	0.25	0.52	0.32	0.35
Net realized and unrealized gain (loss)[b]	1.96	(0.06)	(1.96)	(0.18)	3.36	(4.09)

Total from investment operations	1.97	0.32	(1.71)	0.34	3.68	(3.74)

Less distributions from:
Net investment income	(0.06)	(0.33)	(0.25)	(0.66)	(0.34)	(0.49)

Total distributions	(0.06)	(0.33)	(0.25)	(0.66)	(0.34)	(0.49)

Net asset value, end of period	$17.49	$15.58	$15.59	$17.55	$17.87	$14.53

Total return	12.64%[c]	2.11%	(9.76)%	1.56%	25.49%	(19.81)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$106,661	$60,780	$56,130	$63,170	$82,223	$53,757
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.52%
Ratio of net investment income to average net assets[d]	0.16%	2.47%	1.54%	2.64%	1.82%	2.32%
Portfolio turnover rate[e]	13%[c]	15%	18%	30%	26%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$18.16	$17.00	$17.02	$14.36	$11.97	$12.60

Income from investment operations:
Net investment income[a]	0.11	0.34	0.34	0.32	0.42	0.38
Net realized and unrealized gain (loss)[b]	(0.18)	1.05	(0.00)[c]	2.95	2.36	(0.33)

Total from investment operations	(0.07)	1.39	0.34	3.27	2.78	0.05

Less distributions from:
Net investment income	(0.16)	(0.23)	(0.36)	(0.61)	(0.39)	(0.67)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.16)	(0.23)	(0.36)	(0.61)	(0.39)	(0.68)

Net asset value, end of period	$17.93	$18.16	$17.00	$17.02	$14.36	$11.97

Total return	(0.36)%[d]	8.20%	1.95%	23.05%	23.43%	1.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$83,202	$132,203	$153,659	$164,765	$71,216	$25,386
Ratio of expenses to average net assets[e]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of net investment income to average net assets[e]	1.29%	1.92%	2.01%	1.90%	3.01%	3.35%
Portfolio turnover rate[f]	4%[d]	19%	7%	13%	24%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$23.84	$25.01	$27.64	$24.85	$20.70	$22.60

Income from investment operations:
Net investment income[a]	0.06	0.67	0.74	0.66	0.69	0.59
Net realized and unrealized gain (loss)[b]	1.16	(1.14)	(2.69)	2.86	4.14	(1.80)

Total from investment operations	1.22	(0.47)	(1.95)	3.52	4.83	(1.21)

Less distributions from:
Net investment income	(0.09)	(0.70)	(0.68)	(0.73)	(0.68)	(0.69)
Return of capital	—	—	—	—	—	(0.00)[c]

Total distributions	(0.09)	(0.70)	(0.68)	(0.73)	(0.68)	(0.69)

Net asset value, end of period	$24.97	$23.84	$25.01	$27.64	$24.85	$20.70

Total return	5.12%[d]	(1.87)%	(7.17)%	14.07%	23.56%	(5.05)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$324,656	$329,054	$350,139	$281,923	$526,839	$401,626
Ratio of expenses to average net assets[e]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[e]	0.53%	2.77%	2.85%	2.36%	2.94%	2.91%
Portfolio turnover rate[f]	2%[d]	6%	6%	6%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$24.78	$24.48	$24.64	$22.52	$18.23	$18.45

Income from investment operations:
Net investment income[a]	0.01	0.71	0.50	0.45	0.44	0.39
Net realized and unrealized gain (loss)[b]	1.03	0.08	(0.27)	2.22	4.19	(0.08)

Total from investment operations	1.04	0.79	0.23	2.67	4.63	0.31

Less distributions from:
Net investment income	(0.31)	(0.49)	(0.39)	(0.55)	(0.34)	(0.53)

Total distributions	(0.31)	(0.49)	(0.39)	(0.55)	(0.34)	(0.53)

Net asset value, end of period	$25.51	$24.78	$24.48	$24.64	$22.52	$18.23

Total return	4.27%[c]	3.32%	0.87%	11.80%	25.57%	1.96%

Ratios/Supplemental data:
Net assets, end of period (000s)	$179,836	$184,587	$176,282	$165,092	$253,390	$78,397
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of net investment income to average net assets[d]	0.11%	2.97%	2.01%	1.78%	2.09%	2.21%
Portfolio turnover rate[e]	4%[c]	24%	6%	7%	11%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$28.54	$30.26	$34.11	$31.97	$27.32	$26.82

Income from investment operations:
Net investment income[a]	0.02	1.05	1.30 [b]	1.04	0.97	0.83
Net realized and unrealized gain (loss)[c]	1.86	(1.63)	(3.75)	2.33	4.70	0.58

Total from investment operations	1.88	(0.58)	(2.45)	3.37	5.67	1.41

Less distributions from:
Net investment income	(0.00)[d]	(1.14)	(1.40)	(1.23)	(1.02)	(0.86)
Return of capital	—	—	—	—	—	(0.05)

Total distributions	—	(1.14)	(1.40)	(1.23)	(1.02)	(0.91)

Net asset value, end of period	$30.42	$28.54	$30.26	$34.11	$31.97	$27.32

Total return	6.61%[e]	(1.91)%	(7.46)%[b]	10.49%	21.02%	5.57%

Ratios/Supplemental data:
Net assets, end of period (000s)	$294,291	$284,709	$331,387	$404,256	$434,006	$370,832
Ratio of expenses to average net assets[f]	0.49%	0.48%	0.92%	0.48%	0.51%	0.53%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[f] (Note 7)	n/a	n/a	0.48%	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	0.14%	3.65%	3.97%[b]	2.97%	3.13%	3.17%
Portfolio turnover rate[g]	5%[e]	7%	4%	7%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated IRS compliance fees and professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.42
•	Total return by 1.14%
•	Ratio of net investment income to average net assets by 1.31%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Austria Capped	Non-diversified
MSCI Belgium Capped	Non-diversified
MSCI France	Non-diversified
MSCI Netherlands	Non-diversified
MSCI Sweden Capped[a]	Non-diversified

[a]	Formerly the iShares MSCI Sweden ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Austria Capped
Barclays Capital Inc.	$52,223	$52,223	$—
Citigroup Global Markets Inc.	45,954	45,954	—
Goldman Sachs & Co.	162,850	162,850	—
Merrill Lynch, Pierce, Fenner & Smith	1,519,466	1,519,466	—
Morgan Stanley & Co. LLC	1,487,742	1,487,742	—
UBS AG	904,317	904,317	—
UBS Securities LLC	236,199	236,199	—

	$4,408,751	$4,408,751	$—

MSCI Belgium Capped
Citigroup Global Markets Inc.	$517,022	$517,022	$—
Deutsche Bank Securities Inc.	407,827	407,827	—
Goldman Sachs & Co.	479,295	479,295	—
JPMorgan Securities LLC	974,971	974,971	—
Morgan Stanley & Co. LLC	2,050,244	2,050,244	—
UBS AG	128,175	128,175	—

	$4,557,534	$4,557,534	$—

MSCI Netherlands
Credit Suisse Securities (USA) LLC	$2,979,274	$2,979,274	$—
HSBC Bank PLC	256,178	256,178	—
Merrill Lynch, Pierce, Fenner & Smith	1,036,330	1,036,330	—
State Street Bank & Trust Company	1,853	1,853	—
UBS AG	355,344	355,344	—

	$4,628,979	$4,628,979	$—

MSCI Sweden Capped
Morgan Stanley & Co. LLC	$2,652,693	$2,652,693	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Austria Capped	$4,854
MSCI Belgium Capped	8,683
MSCI France	10,672
MSCI Netherlands	3,093
MSCI Sweden Capped	531

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Austria Capped	$—	$352,852
MSCI Belgium Capped	2,805,359	170,454
MSCI France	1,249,694	1,520,057
MSCI Netherlands	493,789	3,882,793
MSCI Sweden Capped	5,275,834	5,404,741

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI Austria Capped	$10,002,168	$10,040,327
MSCI Belgium Capped	3,883,909	4,053,597
MSCI France	7,309,599	7,515,480
MSCI Netherlands	6,518,737	8,421,064
MSCI Sweden Capped	14,771,479	15,053,027

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Austria Capped	$40,874,862	$3,204,268
MSCI Belgium Capped	11,446,571	59,219,742
MSCI France	38,715,264	56,743,941
MSCI Netherlands	3,814,796	13,514,591
MSCI Sweden Capped	32,695,240	40,475,192

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Austria Capped	$32,264,922	$7,102,366	$16,657,011	$13,826,937	$69,851,236
MSCI Belgium Capped	12,888,603	5,953,120	10,826,174	19,023,517	48,691,414
MSCI France	26,988,853	3,408,374	7,008,530	2,858,814	40,264,571
MSCI Netherlands	10,460,395	5,819,153	22,256,170	2,329,005	40,864,723
MSCI Sweden Capped	14,620,306	13,686,746	8,483,510	5,244,977	42,035,539

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Sweden Capped ETF has filed claims to recover taxes withheld by Sweden on dividend income on the basis that Sweden had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Sweden based upon favorable determinations issued by the Swedish Tax Authority. The Fund continues to evaluate developments in Sweden for potential impacts to the receivables recorded. Swedish tax claims receivable are disclosed in the statement of assets and liabilities. Professional fees associated with the filing of tax claims in Sweden resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund.

The Fund, under the approval of the Board, is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share
MSCI Austria Capped	$0.019598	$—	$0.036525	$0.056123	35%	—%	65%	100%
MSCI Belgium Capped	0.155967	—	0.002566	0.158533	98	—	2	100
MSCI France	0.067131	—	0.020350	0.087481	77	—	23	100

SUPPLEMENTAL INFORMATION	45

Notes:

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-802-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Eurozone ETF | EZU | BATS
➢	iShares MSCI Germany ETF | EWG | NYSE Arca
➢	iShares MSCI Italy Capped ETF | EWI | NYSE Arca
➢	iShares MSCI Spain Capped ETF | EWP | NYSE Arca
➢	iShares MSCI Switzerland Capped ETF | EWL | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EUROZONE ETF

Performance as of February 28, 2017

The iShares MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency, as represented by the MSCI EMU Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 4.54%, net of fees, while the total return for the Index was 4.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.11%	14.45%	14.20%	14.11%	14.45%	14.20%
5 Years	5.18%	5.20%	5.28%	28.72%	28.83%	29.33%
10 Years	(0.67)%	(0.71)%	(0.58)%	(6.50)%	(6.89)%	(5.61)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.40	$2.49	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	19.13%
Industrials	15.26
Consumer Discretionary	13.94
Consumer Staples	10.92
Materials	8.60
Health Care	8.04
Information Technology	7.68
Energy	5.55
Telecommunication Services	4.57
Utilities	4.50
Real Estate	1.81

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

France	32.27%
Germany	30.33
Netherlands	10.81
Spain	10.16
Italy	6.68
Belgium	3.79
Finland	3.12
Ireland	1.50
Austria	0.67
Portugal	0.47

TOTAL	99.80%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GERMANY ETF

Performance as of February 28, 2017

The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities, as represented by the MSCI Germany Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 5.50%, net of fees, while the total return for the Index was 5.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.03%	20.61%	20.18%	20.03%	20.61%	20.18%
5 Years	5.97%	5.99%	6.12%	33.60%	33.74%	34.57%
10 Years	2.40%	2.34%	2.52%	26.81%	25.99%	28.24%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,055.00	$2.50	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Consumer Discretionary	19.08%
Materials	14.58
Financials	14.38
Industrials	14.21
Health Care	13.80
Information Technology	9.96
Telecommunication Services	5.11
Consumer Staples	4.11
Real Estate	2.42
Utilities	2.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Siemens AG Registered	8.49%
SAP SE	7.81
Bayer AG Registered	7.76
BASF SE	7.30
Allianz SE Registered	6.78
Daimler AG Registered	5.97
Deutsche Telekom AG Registered	4.83
Deutsche Post AG Registered	2.84
Fresenius SE & Co. KGaA	2.78
adidas AG	2.69

TOTAL	57.25%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ITALY CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Italy Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities, as represented by the MSCI Italy 25/50 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 5.84%, net of fees, while the total return for the Index was 6.03%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.99%	8.82%	8.15%	7.99%	8.82%	8.15%
5 Years	0.18%	0.18%	0.16%	0.93%	0.89%	0.78%
10 Years	(6.72)%	(6.76)%	(6.71)%	(50.11)%	(50.31)%	(50.07)%

Index performance through February 11, 2013 reflects the performance of the MSCI Italy Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,058.40	$2.50	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	32.24%
Energy	22.69
Utilities	14.79
Industrials	13.69
Consumer Discretionary	12.07
Telecommunication Services	4.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Eni SpA	13.99%
Enel SpA	11.50
Intesa Sanpaolo SpA	10.27
UniCredit SpA	8.62
Snam SpA	4.37
Atlantia SpA	4.35
Fiat Chrysler Automobiles NV	4.30
CNH Industrial NV	4.25
Assicurazioni Generali SpA	4.18
Luxottica Group SpA	4.07

TOTAL	69.90%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI SPAIN CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Spain Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Spanish equities, as represented by the MSCI Spain 25/50 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 6.22%, net of fees, while the total return for the Index was 6.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.74%	14.29%	14.17%	13.74%	14.29%	14.17%
5 Years	1.59%	1.57%	1.98%	8.23%	8.12%	10.30%
10 Years	(1.97)%	(2.01)%	(2.09)%	(18.05)%	(18.38)%	(19.02)%

Index performance through February 11, 2013 reflects the performance of the MSCI Spain Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,062.20	$2.51	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	40.97%
Industrials	15.01
Utilities	11.66
Telecommunication Services	10.14
Consumer Discretionary	7.36
Energy	6.32
Information Technology	4.52
Health Care	2.36
Consumer Staples	1.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Banco Santander SA	18.33%
Telefonica SA	10.14
Banco Bilbao Vizcaya Argentaria SA	9.24
Industria de Diseno Textil SA	7.36
Iberdrola SA	4.72
Repsol SA	4.69
Amadeus IT Holding SA Class A	4.52
CaixaBank SA	3.95
Abertis Infraestructuras SA	3.23
Aena SA	3.22

TOTAL	69.40%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWITZERLAND CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Switzerland Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Swiss equities, as represented by the MSCI Switzerland 25/50 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 3.21%, net of fees, while the total return for the Index was 3.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.17%	12.63%	12.54%	12.17%	12.63%	12.54%
5 Years	7.55%	7.56%	7.79%	43.92%	43.97%	45.53%
10 Years	4.43%	4.35%	4.15%	54.28%	53.08%	50.17%

Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.10	$2.47	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Health Care	31.63%
Consumer Staples	20.99
Financials	18.39
Industrials	10.80
Materials	10.13
Consumer Discretionary	6.04
Telecommunication Services	1.23
Real Estate	0.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Nestle SA Registered	18.50%
Novartis AG Registered	13.48
Roche Holding AG	13.23
UBS Group AG	4.45
ABB Ltd. Registered	4.06
Zurich Insurance Group AG	3.88
Syngenta AG Registered	3.83
Cie. Financiere Richemont SA Class A Registered	3.62
Swiss Re AG	2.82
Actelion Ltd. Registered	2.59

TOTAL	70.46%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROZONE ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 97.77%

AUSTRIA — 0.66%
Andritz AG	146,220	$7,661,460
Erste Group Bank AG	601,390	17,547,954
IMMOEAST AG Escrow[a]	105,078	1
IMMOFINANZ AG Escrow[a]	68,575	1
OMV AG	297,643	11,404,892
Raiffeisen Bank International AGa	234,744	5,228,240
Voestalpine AG	228,005	9,624,497

		51,467,045
BELGIUM — 3.78%
Ageas	390,592	14,875,142
Anheuser-Busch InBev SA/NV	1,521,667	166,947,318
Colruyt SA	135,297	6,364,546
Groupe Bruxelles Lambert SA	161,618	13,740,539
KBC Group NV	501,313	30,757,817
Proximus SADP	304,518	8,980,985
Solvay SA	148,519	17,351,899
Telenet Group Holding NVa	105,984	6,007,075
UCB SA	252,396	18,025,451
Umicore SA	191,227	10,101,978

		293,152,750
FINLAND — 3.11%
Elisa OYJ	284,999	9,530,372
Fortum OYJ	886,634	13,651,568
Kone OYJ Class B	672,590	30,202,971
Metso OYJ	226,812	6,721,780
Neste OYJ	257,269	8,988,537
Nokia OYJ	11,655,142	59,917,433
Nokian Renkaat OYJ	231,357	9,128,036
Orion OYJ Class B	205,765	10,175,778
Sampo OYJ Class A	892,571	40,792,656
Stora Enso OYJ Class R	1,102,756	11,881,934
UPM-Kymmene OYJ	1,067,255	25,437,079
Wartsila OYJ Abp	295,491	15,237,872

		241,666,016
FRANCE — 32.17%
Accor SA	342,605	13,560,938
Aeroports de Paris	60,283	6,854,068
Air Liquide SA	777,263	84,161,205
Airbus SE	1,156,764	85,206,570
Alstom SAa	307,292	8,367,291
ArcelorMittal[a]	3,669,875	32,405,749
Arkema SA	134,654	13,092,124

Security	Shares	Value
Atos SE	177,947	$21,083,141
AXA SA	3,877,568	91,759,155
BNP Paribas SA	2,116,685	123,997,803
Bollore SA	1,724,948	6,706,689
Bouygues SA	412,746	15,951,295
Bureau Veritas SA	535,186	10,242,081
Capgemini SA	326,530	27,997,069
Carrefour SA	1,132,781	27,131,239
Casino Guichard Perrachon SA	112,198	5,950,945
Christian Dior SE	108,985	23,149,909
Cie. de Saint-Gobain	998,708	47,999,298
Cie. Generale des Etablissements Michelin Class B	364,756	41,103,886
CNP Assurances	338,533	6,289,794
Credit Agricole SA	2,248,947	27,230,983
Danone SA	1,178,595	78,348,574
Dassault Aviation SA	4,494	5,104,583
Dassault Systemes SE	257,101	20,825,692
Edenred	418,431	9,497,184
Eiffage SA	115,763	8,293,317
Electricite de France SA	523,355	5,144,082
Engie SA	3,162,875	38,784,447
Essilor International SA	414,467	47,630,621
Eurazeo SA	81,829	5,069,272
Eurofins Scientific SE	21,762	9,326,030
Eutelsat Communications SA	347,625	6,853,963
Fonciere des Regions	66,343	5,478,249
Gecina SA	81,527	10,404,333
Groupe Eurotunnel SE Registered	938,678	8,777,464
Hermes International	52,883	23,146,090
ICADE	72,612	5,192,700
Iliad SA	52,798	10,965,360
Imerys SA	71,698	5,806,919
Ingenico Group SA	109,984	9,896,466
JCDecaux SA	151,161	4,842,803
Kering	151,630	37,017,784
Klepierre	441,772	16,460,453
L’Oreal SA	503,654	93,951,320
Lagardere SCA	239,030	6,029,800
Legrand SA	535,098	30,260,630
LVMH Moet Hennessy Louis Vuitton SE	557,589	112,247,990
Natixis SA	1,879,117	10,285,257

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2017

Security	Shares	Value
Orange SA	3,988,207	$60,453,191
Pernod Ricard SA	424,322	48,650,438
Peugeot SAa	968,668	18,486,345
Publicis Groupe SA	382,769	25,880,249
Remy Cointreau SA	44,274	3,944,769
Renault SA	384,228	34,177,171
Rexel SA	606,830	9,843,139
Safran SA	625,366	44,628,749
Sanofi	2,318,242	200,345,368
Schneider Electric SE	1,123,841	76,297,011
SCOR SE	324,453	11,752,995
SEB SA	44,678	5,903,496
SES SA	725,862	14,859,111
SFR Group SAa	178,202	5,207,329
Societe BIC SA	58,219	7,222,564
Societe Generale SA	1,532,568	68,250,711
Sodexo SA	185,453	20,405,805
STMicroelectronics NV	1,273,294	19,483,230
Suez	658,763	9,908,521
Thales SA	212,214	20,971,367
Total SA	4,534,971	226,727,347
Unibail-Rodamco SE	198,827	45,497,758
Valeo SA	477,394	29,427,244
Veolia Environnement SA	953,911	15,660,517
Vinci SA	1,011,550	73,102,107
Vivendi SA	2,057,087	36,405,505
Wendel SA	57,602	6,393,163
Zodiac Aerospace	406,896	11,987,393

		2,497,755,208
GERMANY — 28.48%
adidas AG	375,802	63,253,422
Allianz SE Registered	912,065	159,136,099
Axel Springer SE	86,313	4,527,111
BASF SE	1,833,693	171,271,565
Bayer AG Registered	1,650,886	182,089,206
Bayerische Motoren Werke AG	659,925	59,163,301
Beiersdorf AG	200,493	18,347,335
Brenntag AG	309,466	17,796,742
Commerzbank AG	2,121,559	16,233,706
Continental AG	219,550	44,675,764
Covestro AGb	141,532	10,688,351
Daimler AG Registered	1,922,245	140,202,507
Deutsche Bank AG Registered[a]	2,751,776	54,387,086
Deutsche Boerse AGa	385,639	33,151,198
Deutsche Lufthansa AG Registered[c]	491,512	7,223,141

Security	Shares	Value
Deutsche Post AG Registered	1,937,508	$66,653,513
Deutsche Telekom AG Registered	6,535,381	113,264,715
Deutsche Wohnen AG Bearer	703,462	24,237,643
E.ON SE	3,997,589	31,119,658
Evonik Industries AG	324,473	10,450,433
Fraport AG Frankfurt Airport Services Worldwide	83,586	5,250,060
Fresenius Medical Care AG & Co. KGaA	428,895	35,798,674
Fresenius SE & Co. KGaA	818,906	65,280,110
GEA Group AG	365,899	14,284,668
Hannover Rueck SE	120,344	13,631,744
HeidelbergCement AG	296,475	27,789,176
Henkel AG & Co. KGaA	206,942	22,374,473
HOCHTIEF AG	39,396	6,028,155
HUGO BOSS AG	133,935	9,247,909
Infineon Technologies AG	2,262,975	40,397,901
Innogy SEa,b	276,879	9,973,773
K+S AG Registered[c]	382,609	8,972,785
Lanxess AG	183,547	12,501,873
Linde AG	370,767	60,416,369
MAN SE	70,136	7,220,873
Merck KGaA	258,136	28,293,559
METRO AG	355,882	11,066,857
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	321,097	60,869,658
Osram Licht AG	178,065	10,614,785
ProSiebenSat.1 Media SE Registered	465,447	18,722,475
QIAGEN NV	427,658	12,224,149
RTL Group SAa	77,200	5,957,215
RWE AGa	979,399	14,002,743
SAP SE	1,962,396	183,397,013
Siemens AG Registered	1,526,932	199,245,182
Symrise AG	245,505	15,315,888
Telefonica Deutschland Holding AG	1,474,369	6,492,257
ThyssenKrupp AG	733,862	18,399,421
United Internet AG Registered[d]	246,089	10,166,892
Volkswagen AG	65,062	9,872,460
Vonovia SE	930,171	32,508,463
Zalando SEa,b,c	173,778	6,970,782

		2,211,160,838

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2017

Security	Shares	Value
IRELAND — 1.50%
Bank of Ireland[a]	54,916,483	$13,071,352
CRH PLC	1,656,741	56,096,828
Irish Bank Resolution Corp. Ltd.[a]	446,666	5
Kerry Group PLC Class A	321,434	24,762,790
Paddy Power Betfair PLC	161,570	17,752,153
Ryanair Holdings PLC[a]	42,432	644,762
Ryanair Holdings PLC ADR[a]	45,231	3,697,634

		116,025,524
ITALY — 6.50%
Assicurazioni Generali SpA	2,338,366	33,593,785
Atlantia SpA	828,339	19,452,264
CNH Industrial NV	2,038,851	18,978,390
Enel SpA	15,258,910	65,699,598
Eni SpA	5,083,651	78,435,399
EXOR NV	218,448	10,382,854
Ferrari NV	245,780	16,061,697
Fiat Chrysler Automobiles NVa,c	1,803,657	19,798,124
Intesa Sanpaolo SpA	25,302,510	59,150,177
Leonardo SpA[a]	787,352	10,851,223
Luxottica Group SpA	337,883	17,865,554
Mediobanca SpA	1,136,417	9,135,165
Poste Italiane SpA[b]	1,045,241	6,730,678
Prysmian SpA	394,644	10,068,561
Saipem SpA[a]	12,111,759	5,548,237
Snam SpA	4,892,026	19,545,481
Telecom Italia SpA/Milano[a,c]	22,525,542	18,322,731
Tenaris SA	940,827	15,525,693
Terna Rete Elettrica Nazionale SpA	3,026,299	14,059,237
UniCredit SpA[c]	3,766,319	50,626,440
UnipolSai SpA	2,246,682	4,774,648

		504,605,936
NETHERLANDS — 10.77%
ABN AMRO Group NVb	564,084	12,946,945
Aegon NV	3,533,133	18,839,111
AerCap Holdings NVa	310,788	14,078,696
Akzo Nobel NV	500,759	33,687,660
Altice NV Class Aa,c	738,394	15,617,809
Altice NV Class Ba	218,272	4,619,002
ASML Holding NV	744,317	90,519,782
Boskalis Westminster	180,978	6,615,368
Gemalto NV	161,557	9,752,598
Heineken Holding NV	201,432	15,344,644
Heineken NV	459,188	38,009,990
ING Groep NV	7,742,398	107,075,332

Security	Shares	Value
Koninklijke Ahold Delhaize NV	2,557,891	$54,523,374
Koninklijke DSM NV	362,211	23,862,893
Koninklijke KPN NV	6,809,038	19,282,029
Koninklijke Philips NV	1,894,878	57,455,141
Koninklijke Vopak NV	141,417	5,998,015
NN Group NV	629,391	19,612,290
NXP Semiconductors NVa	587,472	60,397,996
Randstad Holding NV	237,649	13,866,192
RELX NV	1,987,705	35,336,020
Unilever NV CVA	3,253,106	154,222,904
Wolters Kluwer NV	604,043	24,817,363

		836,481,154
PORTUGAL — 0.47%
EDP – Energias de Portugal SA	4,744,646	14,716,606
Galp Energia SGPS SA	928,738	13,707,720
Jeronimo Martins SGPS SA	514,853	8,304,716

		36,729,042
SPAIN — 10.13%
Abertis Infraestructuras SA	1,286,283	18,916,570
ACS Actividades de Construccion y Servicios SA	384,493	12,103,656
Aena SAb	134,936	19,356,702
Amadeus IT Holding SA Class A	877,317	40,929,863
Banco Bilbao Vizcaya Argentaria SA	13,113,297	86,085,413
Banco de Sabadell SA	10,568,677	15,587,622
Banco Popular Espanol SAc	6,658,618	5,922,149
Banco Santander SA	29,120,560	159,482,818
Bankia SA	9,239,138	9,159,734
Bankinter SA	1,356,042	10,488,530
CaixaBank SA	7,169,691	25,125,855
Distribuidora Internacional de Alimentacion SA	1,240,619	6,909,114
Enagas SA	428,279	10,555,794
Endesa SA	634,657	13,551,796
Ferrovial SA	975,500	18,559,718
Gas Natural SDG SA	700,631	13,680,011
Grifols SA	597,982	13,118,155
Iberdrola SA	11,044,218	73,629,059
Industria de Diseno Textil SA	2,179,167	70,208,464
International Consolidated Airlines Group SA	1,717,337	11,463,658
Mapfre SA	2,182,693	6,774,761
Red Electrica Corp. SA	825,969	14,959,963
Repsol SA	2,253,799	33,528,412
Telefonica SA	9,074,438	93,040,451

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2017

Security	Shares	Value
Zardoya Otis SA	389,688	$3,122,181

		786,260,449
UNITED KINGDOM — 0.20%
Coca-Cola European Partners PLC	434,113	15,162,551

		15,162,551

TOTAL COMMON STOCKS
(Cost: $8,696,866,396)		7,590,466,513

PREFERRED STOCKS — 1.91%

GERMANY — 1.76%
Bayerische Motoren Werke AG	110,771	8,285,273
Fuchs Petrolub SE	139,349	6,472,237
Henkel AG & Co. KGaA	355,880	44,584,834
Porsche Automobil Holding SE	306,327	16,974,983
Schaeffler AG	329,665	5,212,494
Volkswagen AG	370,195	54,953,672

		136,483,493
ITALY — 0.15%
Intesa Sanpaolo SpA	1,913,867	4,270,717
Telecom Italia SpA/Milano	11,888,391	7,945,907

		12,216,624

TOTAL PREFERRED STOCKS
(Cost: $203,383,757)		148,700,117

SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	67,232,870	67,259,763

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	4,690,498	$4,690,498

		71,950,261

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,932,608)		71,950,261

TOTAL INVESTMENTS IN SECURITIES — 100.61%
(Cost: $8,972,182,761)[h]		7,811,116,891
Other Assets, Less Liabilities — (0.61)%		(47,392,789)

NET ASSETS — 100.00%		$7,763,724,102

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $9,137,311,095. Net unrealized depreciation was $1,326,194,204, of which $248,344,448 represented gross unrealized appreciation on securities and $1,574,538,652 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,590,466,506	$—	$7	$7,590,466,513
Preferred stocks	148,700,117	—	—	148,700,117
Money market funds	71,950,261	—	—	71,950,261

Total	$7,811,116,884	$—	$7	$7,811,116,891

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 93.71%

AIR FREIGHT & LOGISTICS — 2.82%
Deutsche Post AG Registered	3,398,985	$116,930,765

		116,930,765
AIRLINES — 0.29%
Deutsche Lufthansa AG Registered[a]	821,307	12,069,728

		12,069,728
AUTO COMPONENTS — 1.89%
Continental AG	385,438	78,431,961

		78,431,961
AUTOMOBILES — 8.87%
Bayerische Motoren Werke AG	1,160,382	104,030,047
Daimler AG Registered	3,373,978	246,087,348
Volkswagen AG	113,612	17,239,401

		367,356,796
BANKS — 0.69%
Commerzbank AG	3,730,810	28,547,344

		28,547,344
CAPITAL MARKETS — 3.71%
Deutsche Bank AG Registered[b]	4,832,655	95,514,323
Deutsche Boerse AGb	675,072	58,032,112

		153,546,435
CHEMICALS — 12.27%
BASF SE	3,218,000	300,569,341
Covestro AGc	248,083	18,734,974
Evonik Industries AG	570,879	18,386,530
K+S AG Registered[a]	669,935	15,711,034
Lanxess AG	320,334	21,818,798
Linde AG	650,753	106,040,001
Symrise AG	431,926	26,945,807

		508,206,485
CONSTRUCTION & ENGINEERING — 0.25%
HOCHTIEF AG	67,592	10,342,548

		10,342,548
CONSTRUCTION MATERIALS — 1.18%
HeidelbergCement AG	521,226	48,855,522

		48,855,522
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.08%
Deutsche Telekom AG Registered	11,471,741	198,816,790
Telefonica Deutschland Holding AG	2,603,038	11,462,254

		210,279,044

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.45%
Osram Licht AG	311,443	$18,565,694

		18,565,694
FOOD & STAPLES RETAILING — 0.47%
METRO AG	623,940	19,402,653

		19,402,653
HEALTH CARE PROVIDERS & SERVICES — 4.29%
Fresenius Medical Care AG & Co. KGaA	753,520	62,894,220
Fresenius SE & Co. KGaA	1,437,142	114,563,562

		177,457,782
HOUSEHOLD PRODUCTS — 0.95%
Henkel AG & Co. KGaA	363,940	39,349,025

		39,349,025
INDUSTRIAL CONGLOMERATES — 8.45%
Siemens AG Registered	2,680,153	349,725,837

		349,725,837
INSURANCE — 9.91%
Allianz SE Registered	1,601,356	279,402,835
Hannover Rueck SE	211,260	23,930,085
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	564,425	106,996,817

		410,329,737
INTERNET & DIRECT MARKETING RETAIL — 0.29%
Zalando SEb,c	302,883	12,149,590

		12,149,590
INTERNET SOFTWARE & SERVICES — 0.43%
United Internet AG Registered[d]	430,546	17,787,527

		17,787,527
LIFE SCIENCES TOOLS & SERVICES — 0.53%
QIAGEN NV	766,136	21,899,183

		21,899,183
MACHINERY — 0.91%
GEA Group AG	639,112	24,950,881
MAN SE	123,333	12,697,786

		37,648,667
MEDIA — 1.24%
Axel Springer SE	151,000	7,919,940
ProSiebenSat.1 Media SE Registered	816,451	32,841,512
RTL Group SAb	135,403	10,448,508

		51,209,960

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2017

Security	Shares	Value
METALS & MINING — 0.78%
ThyssenKrupp AG	1,289,220	$32,323,381

		32,323,381
MULTI-UTILITIES — 2.33%
E.ON SE	7,011,962	54,585,367
Innogy SEb,c	486,152	17,512,233
RWE AGb	1,713,041	24,491,829

		96,589,429
PERSONAL PRODUCTS — 0.78%
Beiersdorf AG	353,254	32,326,663

		32,326,663
PHARMACEUTICALS — 8.92%
Bayer AG Registered	2,897,640	319,603,514
Merck KGaA	452,853	49,635,940

		369,239,454
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.41%
Deutsche Wohnen AG Bearer	1,241,798	42,785,903
Vonovia SE	1,632,747	57,062,728

		99,848,631
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.71%
Infineon Technologies AG	3,967,992	70,835,316

		70,835,316
SOFTWARE — 7.77%
SAP SE	3,443,606	321,824,471

		321,824,471
TEXTILES, APPAREL & LUXURY GOODS — 3.07%
adidas AG	659,658	111,030,878
HUGO BOSS AG	234,098	16,163,938

		127,194,816
TRADING COMPANIES & DISTRIBUTORS — 0.75%
Brenntag AG	541,059	31,115,170

		31,115,170
TRANSPORTATION INFRASTRUCTURE — 0.22%
Fraport AG Frankfurt Airport Services Worldwide	145,500	9,138,896

		9,138,896

TOTAL COMMON STOCKS
(Cost: $4,375,422,565)		3,880,528,510

PREFERRED STOCKS — 5.78%

AUTO COMPONENTS — 0.22%
Schaeffler AG	581,062	9,187,454

		9,187,454

Security	Shares	Value
AUTOMOBILES — 3.40%
Bayerische Motoren Werke AG	191,823	$14,347,671
Porsche Automobil Holding SE	536,317	29,719,783
Volkswagen AG	650,343	96,540,299

		140,607,753
CHEMICALS — 0.27%
Fuchs Petrolub SE	243,366	11,303,436

		11,303,436
HOUSEHOLD PRODUCTS — 1.89%
Henkel AG & Co. KGaA	624,405	78,225,787

		78,225,787

TOTAL PREFERRED STOCKS
(Cost: $313,692,106)		239,324,430

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	17,681,595	17,688,668
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	543,968	543,968

		18,232,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,231,563)		18,232,636

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $4,707,346,234)[h]		4,138,085,576
Other Assets, Less Liabilities — 0.07%		2,705,074

NET ASSETS — 100.00%		$4,140,790,650

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $4,768,091,811. Net unrealized depreciation was $630,006,235, of which $205,300,053 represented gross unrealized appreciation on securities and $835,306,288 represented gross unrealized depreciation on securities.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
DAX Index	64	Mar. 2017	Eurex	$19,139,980	$20,141,793	$1,001,813

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,880,528,510	$—	$—	$3,880,528,510
Preferred stocks	239,324,430	—	—	239,324,430
Money market funds	18,232,636	—	—	18,232,636

Total	$4,138,085,576	$—	$—	$4,138,085,576

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,001,813	$—	$—	$1,001,813

Total	$1,001,813	$—	$—	$1,001,813

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 97.77%

AEROSPACE & DEFENSE — 2.57%
Leonardo SpA[a]	987,584	$13,610,803

		13,610,803
AUTOMOBILES — 7.98%
Ferrari NV	298,979	19,538,246
Fiat Chrysler Automobiles NVa,b	2,069,970	22,721,350

		42,259,596
BANKS — 21.21%
Intesa Sanpaolo SpA	23,224,231	54,291,743
Mediobanca SpA	1,548,084	12,444,379
UniCredit SpA	3,392,780	45,605,371

		112,341,493
DIVERSIFIED FINANCIAL SERVICES — 2.58%
EXOR NV	287,649	13,671,984

		13,671,984
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.25%
Telecom Italia SpA/Milano[a]	21,145,606	17,200,263

		17,200,263
ELECTRIC UTILITIES — 14.77%
Enel SpA	14,118,534	60,789,533
Terna Rete Elettrica Nazionale SpA	3,750,762	17,424,865

		78,214,398
ELECTRICAL EQUIPMENT — 2.51%
Prysmian SpA	520,337	13,275,370

		13,275,370
ENERGY EQUIPMENT & SERVICES — 4.32%
Saipem SpA[a]	8,623,240	3,950,192
Tenaris SA	1,148,304	18,949,515

		22,899,707
INSURANCE — 7.59%
Assicurazioni Generali SpA	1,537,855	22,093,364
Poste Italiane SpA[c]	1,562,187	10,059,477
UnipolSai SpA	3,784,247	8,042,281

		40,195,122
MACHINERY — 4.25%
CNH Industrial NV	2,416,494	22,493,632

		22,493,632
OIL, GAS & CONSUMABLE FUELS — 18.33%
Eni SpA	4,794,721	73,977,512
Snam SpA	5,786,196	23,118,026

		97,095,538

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 4.07%
Luxottica Group SpA	407,402	$21,541,369

		21,541,369
TRANSPORTATION INFRASTRUCTURE — 4.34%
Atlantia SpA	979,875	23,010,853

		23,010,853

TOTAL COMMON STOCKS
(Cost: $650,205,824)		517,810,128

PREFERRED STOCKS — 2.07%

BANKS — 0.80%
Intesa Sanpaolo SpA	1,915,205	4,273,703

		4,273,703
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.27%
Telecom Italia SpA/Milano	10,053,320	6,719,391

		6,719,391

TOTAL PREFERRED STOCKS
(Cost: $14,502,432)		10,993,094

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	12	12
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	143,605	143,605

		143,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $143,617)		143,617

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $664,851,873)[g]		528,946,839
Other Assets, Less Liabilities — 0.13%		696,404

NET ASSETS — 100.00%		$529,643,243

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $673,394,616. Net unrealized depreciation was $144,447,777, of which $18,314,108 represented gross unrealized appreciation on securities and $162,761,885 represented gross unrealized depreciation on securities.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$517,810,128	$—	$—	$517,810,128
Preferred stocks	10,993,094	—	—	10,993,094
Money market funds	143,617	—	—	143,617

Total	$528,946,839	$—	$—	$528,946,839

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

AIRLINES — 2.10%
International Consolidated Airlines Group SA	2,350,216	$15,688,285

		15,688,285
BANKS — 39.44%
Banco Bilbao Vizcaya Argentaria SA	10,507,316	68,977,820
Banco de Sabadell SA	13,564,827	20,006,609
Banco Popular Espanol SA	11,925,919	10,606,866
Banco Santander SA	24,977,480	136,792,661
Bankia SA	13,719,092	13,601,186
Bankinter SA	1,952,475	15,101,739
CaixaBank SA	8,405,582	29,456,979

		294,543,860
BIOTECHNOLOGY — 2.36%
Grifols SA	803,471	17,626,044

		17,626,044
CONSTRUCTION & ENGINEERING — 5.35%
ACS Actividades de Construccion y Servicios SA	529,958	16,682,825
Ferrovial SA	1,221,742	23,244,681

		39,927,506
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.12%
Telefonica SA	7,375,214	75,618,263

		75,618,263
ELECTRIC UTILITIES — 9.21%
Endesa SA	831,543	17,755,892
Iberdrola SA	5,282,540	35,217,382
Red Electrica Corp. SA	873,821	15,826,659

		68,799,933
FOOD & STAPLES RETAILING — 1.66%
Distribuidora Internacional de Alimentacion SA	2,220,541	12,366,384

		12,366,384
GAS UTILITIES — 2.44%
Gas Natural SDG SA	933,491	18,226,667

		18,226,667
INSURANCE — 1.49%
Mapfre SA	3,587,192	11,134,121

		11,134,121
IT SERVICES — 4.52%
Amadeus IT Holding SA Class A	723,395	33,748,871

		33,748,871

Security	Shares	Value
MACHINERY — 1.11%
Zardoya Otis SA	1,033,926	$8,283,818

		8,283,818
OIL, GAS & CONSUMABLE FUELS — 6.31%
Enagas SA	495,005	12,200,390
Repsol SA	2,350,001	34,959,551

		47,159,941
SPECIALTY RETAIL — 7.35%
Industria de Diseno Textil SA	1,704,684	54,921,558

		54,921,558
TRANSPORTATION INFRASTRUCTURE — 6.44%
Abertis Infraestructuras SA	1,639,922	24,117,320
Aena SAa	167,311	24,000,928

		48,118,248

TOTAL COMMON STOCKS
(Cost: $1,000,068,386)		746,163,499

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	661,660	661,660

		661,660

TOTAL SHORT-TERM INVESTMENTS
(Cost: $661,660)		661,660

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $1,000,730,046)[d]		746,825,159
Other Assets, Less Liabilities — 0.01%		49,290

NET ASSETS — 100.00%		$746,874,449

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,009,817,496. Net unrealized depreciation was $262,992,337, of which $10,044,169 represented gross unrealized appreciation on securities and $273,036,506 represented gross unrealized depreciation on securities.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$746,163,499	$—	$—	$746,163,499
Money market funds	661,660	—	—	661,660

Total	$746,825,159	$—	$—	$746,825,159

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 98.79%

BIOTECHNOLOGY — 2.56%
Actelion Ltd. Registered	100,369	$27,090,460

		27,090,460
BUILDING PRODUCTS — 1.66%
Geberit AG Registered	40,588	17,614,004

		17,614,004
CAPITAL MARKETS — 9.15%
Credit Suisse Group AG Registered	1,753,068	26,520,525
Julius Baer Group Ltd.	262,026	12,859,931
Partners Group Holding AG	21,066	11,054,155
UBS Group AG	3,013,425	46,550,187

		96,984,798
CHEMICALS — 7.47%
EMS-Chemie Holding AG Registered	12,083	6,895,436
Givaudan SA Registered	9,967	18,153,486
Sika AG Bearer	2,485	14,032,328
Syngenta AG Registered	92,730	40,047,656

		79,128,906
CONSTRUCTION MATERIALS — 2.54%
LafargeHolcim Ltd. Registered	470,856	26,870,458

		26,870,458
DIVERSIFIED FINANCIAL SERVICES — 0.44%
Pargesa Holding SA Bearer	70,053	4,634,292

		4,634,292
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.22%
Swisscom AG Registered	29,193	12,890,453

		12,890,453
ELECTRICAL EQUIPMENT — 4.01%
ABB Ltd. Registered	1,874,588	42,528,972

		42,528,972
FOOD PRODUCTS — 20.73%
Aryzta AG	130,047	4,217,811
Barry Callebaut AG Registered	4,003	5,192,368
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,395	7,933,022
Chocoladefabriken Lindt & Sprungli AG Registered	133	8,645,099
Nestle SA Registered	2,612,535	193,699,859

		219,688,159

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.85%
Sonova Holding AG Registered	68,584	$9,033,132

		9,033,132
INSURANCE — 8.57%
Baloise Holding AG Registered	66,182	8,637,463
Swiss Life Holding AG Registered	38,138	12,034,158
Swiss Re AG	328,825	29,485,731
Zurich Insurance Group AG	146,897	40,675,559

		90,832,911
LIFE SCIENCES TOOLS & SERVICES — 1.19%
Lonza Group AG Registered	68,293	12,615,912

		12,615,912
MACHINERY — 1.52%
Schindler Holding AG Participation Certificates	51,266	9,941,442
Schindler Holding AG Registered	32,119	6,161,126

		16,102,568
MARINE — 0.93%
Kuehne + Nagel International AG Registered	68,601	9,795,739

		9,795,739
PHARMACEUTICALS — 26.65%
Galenica AG Registered	2,402	2,825,459
Novartis AG Registered	1,802,392	141,102,933
Roche Holding AG	566,712	138,473,640

		282,402,032
PROFESSIONAL SERVICES — 2.55%
Adecco Group AG Registered	188,236	13,570,961
SGS SA Registered	6,317	13,467,268

		27,038,229
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.78%
Swiss Prime Site AG Registered	95,352	8,302,656

		8,302,656
SPECIALTY RETAIL — 0.74%
Dufry AG Registered[a,b]	54,131	7,832,225

		7,832,225
TEXTILES, APPAREL & LUXURY GOODS — 5.23%
Cie. Financiere Richemont SA Class A Registered	513,459	37,940,951
Swatch Group AG (The) Bearer[a]	35,806	11,938,313

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 28, 2017

Security	Shares	Value
Swatch Group AG (The) Registered	85,338	$5,551,721

		55,430,985

TOTAL COMMON STOCKS
(Cost: $1,119,146,282)		1,046,816,891

SHORT-TERM INVESTMENTS — 1.25%

MONEY MARKET FUNDS — 1.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	12,796,412	12,801,531
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	468,263	468,263

		13,269,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,267,211)		13,269,794

Value
TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $1,132,413,493)[f]	$1,060,086,685
Other Assets, Less Liabilities — (0.04)%	(436,887)

NET ASSETS — 100.00%	$1,059,649,798

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,141,715,404. Net unrealized depreciation was $81,628,719, of which $54,629,573 represented gross unrealized appreciation on securities and $136,258,292 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,046,816,891	$—	$—	$1,046,816,891
Money market funds	13,269,794	—	—	13,269,794

Total	$1,060,086,685	$—	$—	$1,060,086,685

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$8,900,250,153	$4,689,114,671	$664,708,256
Affiliated (Note 2)	71,932,608	18,231,563	143,617

Total cost of investments	$8,972,182,761	$4,707,346,234	$664,851,873

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,739,166,630	$4,119,852,940	$528,803,222
Affiliated (Note 2)	71,950,261	18,232,636	143,617

Total fair value of investments	7,811,116,891	4,138,085,576	528,946,839
Foreign currency, at value[b]	7,601,279	15,218,741	297,702
Foreign currency pledged to broker, at value[b]	—	1,328,898	—
Receivables:
Investment securities sold	5,989,333	790,201	21,562,462
Dividends and interest	1,111,588	3,742	66,192
Futures variation margin	—	1,001,813	—
Tax reclaims	11,536,970	14,147,319	—
Foreign withholding tax claims (Note 8)	3,613,686	—	—

Total Assets	7,840,969,747	4,170,576,290	550,873,195

LIABILITIES
Payables:
Investment securities purchased	7,119,303	10,572,335	21,022,218
Collateral for securities on loan (Note 1)	67,242,053	17,687,591	12
Professional fees (Note 8)	36,137	—	—
Investment advisory fees (Note 2)	2,848,152	1,525,714	207,722

Total Liabilities	77,245,645	29,785,640	21,229,952

NET ASSETS	$7,763,724,102	$4,140,790,650	$529,643,243

Net assets consist of:
Paid-in capital	$9,568,868,697	$4,911,101,355	$913,346,149
Undistributed (distributions in excess of) net investment income	5,249,505	1,157,797	(2,002,334)
Accumulated net realized loss	(648,398,834)	(202,257,802)	(245,797,797)
Net unrealized depreciation	(1,161,995,266)	(569,210,700)	(135,902,775)

NET ASSETS	$7,763,724,102	$4,140,790,650	$529,643,243

Shares outstanding[c]	218,600,000	150,000,000	22,350,000 [d]

Net asset value per share	$35.52	$27.61	$23.70 [d]

[a]	Securities on loan with values of $63,964,077, $16,954,304 and $11, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $7,641,896, $16,649,526 and $295,194, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 482.2 million and 295.4 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Spain Capped ETF	iShares MSCI Switzerland Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,000,068,386	$1,119,146,282
Affiliated (Note 2)	661,660	13,267,211

Total cost of investments	$1,000,730,046	$1,132,413,493

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$746,163,499	$1,046,816,892
Affiliated (Note 2)	661,660	13,269,793

Total fair value of investments	746,825,159	1,060,086,685
Foreign currency, at value[b]	591,374	738,508
Receivables:
Investment securities sold	3,929,231	4,952,514
Due from custodian (Note 4)	471,107	—
Dividends	118	68,449
Tax reclaims	95,211	11,876,095

Total Assets	751,912,200	1,077,722,251

LIABILITIES
Payables:
Investment securities purchased	4,769,633	4,885,178
Collateral for securities on loan (Note 1)	—	12,799,293
Investment advisory fees (Note 2)	268,118	387,982

Total Liabilities	5,037,751	18,072,453

NET ASSETS	$746,874,449	$1,059,649,798

Net assets consist of:
Paid-in capital	$1,164,673,681	$1,220,994,357
Undistributed (distributions in excess of) net investment income	2,448,897	(1,690,952)
Accumulated net realized loss	(166,345,739)	(86,589,979)
Net unrealized depreciation	(253,902,390)	(73,063,628)

NET ASSETS	$746,874,449	$1,059,649,798

Shares outstanding[c]	27,225,000	34,000,000

Net asset value per share	$27.43	$31.17

[a]	Securities on loan with values of $ — and $12,123,648, respectively. See Note 1.
[b]	Cost of foreign currency: $588,568 and $744,493, respectively.
[c]	$0.001 par value, number of shares authorized: 127.8 million and 318.625 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$42,836,418	$11,539,512	$4,217,072
Dividends — affiliated (Note 2)	5,544	1,956	683
Securities lending income — affiliated — net (Note 2)	792,248	16,077	91,513
Miscellaneous income	9,142	—	—

Total investment income	43,643,352	11,557,545	4,309,268

EXPENSES
Investment advisory fees (Note 2)	17,960,806	9,079,881	1,221,143
Professional fees (Note 8)	6,277	—	—

Total expenses	17,967,083	9,079,881	1,221,143

Net investment income	25,676,269	2,477,664	3,088,125

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(46,441,069)	(9,196,794)	(52,706,886)
Investments — affiliated (Note 2)	57	(55)	2,698
In-kind redemptions — unaffiliated	(122,018,094)	431,479	2,923,629
Futures contracts	—	3,332,652	—
Foreign currency transactions	(747,272)	(384,922)	(296,028)
Realized gain distributions from affiliated funds	117	97	26

Net realized loss	(169,206,261)	(5,817,543)	(50,076,561)

Net change in unrealized appreciation/depreciation on:
Investments	464,391,060	217,920,473	81,210,789
Futures contracts	—	(1,025,220)	—
Translation of assets and liabilities in foreign currencies	(646,382)	(637,225)	2,441

Net change in unrealized appreciation/depreciation	463,744,678	216,258,028	81,213,230

Net realized and unrealized gain	294,538,417	210,440,485	31,136,669

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$320,214,686	$212,918,149	$34,224,794

[a]	Net of foreign withholding tax of $4,638,189, $1,738,106 and $718,475, respectively.

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Spain Capped ETF	iShares MSCI Switzerland Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$10,894,431	$889,584
Dividends — affiliated (Note 2)	1,499	450
Securities lending income — affiliated — net (Note 2)	5	30,605

Total investment income	10,895,935	920,639

EXPENSES
Investment advisory fees (Note 2)	1,507,626	2,503,410

Total expenses	1,507,626	2,503,410

Net investment income (loss)	9,388,309	(1,582,771)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(25,802,199)	(2,478,029)
Investments — affiliated (Note 2)	—	(345)
In-kind redemptions — unaffiliated	(8,555,811)	6,391,602
Foreign currency transactions	(17,266)	(28,859)
Realized gain distributions from affiliated funds	1	—

Net realized gain (loss)	(34,375,275)	3,884,369

Net change in unrealized appreciation/depreciation on:
Investments	63,229,148	30,200,397
Translation of assets and liabilities in foreign currencies	7,415	(228,664)

Net change in unrealized appreciation/depreciation	63,236,563	29,971,733

Net realized and unrealized gain	28,861,288	33,856,102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,249,597	$32,273,331

[a]	Net of foreign withholding tax of $889,556 and $166,186, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,676,269	$313,780,162	$2,477,664	$96,825,243
Net realized loss	(169,206,261)	(353,696,400)	(5,817,543)	(202,576,200)
Net change in unrealized appreciation/depreciation	463,744,678	(558,972,719)	216,258,028	36,790,914

Net increase (decrease) in net assets resulting from operations	320,214,686	(598,888,957)	212,918,149	(68,960,043)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,336,128)	(293,025,178)	(1,319,867)	(97,625,093)

Total distributions to shareholders	(46,336,128)	(293,025,178)	(1,319,867)	(97,625,093)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	572,866,753	5,702,626,726	494,687,753	800,372,366
Cost of shares redeemed	(1,376,612,057)	(6,651,737,571)	(162,397,341)	(3,643,941,594)

Net increase (decrease) in net assets from capital share transactions	(803,745,304)	(949,110,845)	332,290,412	(2,843,569,228)

INCREASE (DECREASE) IN NET ASSETS	(529,866,746)	(1,841,024,980)	543,888,694	(3,010,154,364)

NET ASSETS
Beginning of period	8,293,590,848	10,134,615,828	3,596,901,956	6,607,056,320

End of period	$7,763,724,102	$8,293,590,848	$4,140,790,650	$3,596,901,956

Undistributed net investment income included in net assets at end of period	$5,249,505	$25,909,364	$1,157,797	$—

SHARES ISSUED AND REDEEMED
Shares sold	16,600,000	161,500,000	18,900,000	32,400,000
Shares redeemed	(40,500,000)	(200,200,000)	(6,300,000)	(145,800,000)

Net increase (decrease) in shares outstanding	(23,900,000)	(38,700,000)	12,600,000	(113,400,000)

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy Capped ETF		iShares MSCI Spain Capped ETF
	Six months ended February 28, 2017 (Unaudited)[a]	Year ended August 31, 2016[a]	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,088,125	$22,596,515	$9,388,309	$38,911,804
Net realized loss	(50,076,561)	(168,394,983)	(34,375,275)	(282,574,356)
Net change in unrealized appreciation/depreciation	81,213,230	(101,942,406)	63,236,563	22,989,683

Net increase (decrease) in net assets resulting from operations	34,224,794	(247,740,874)	38,249,597	(220,672,869)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,090,459)	(22,347,848)	(14,719,946)	(41,241,786)
Return of capital	—	(780,522)	—	—

Total distributions to shareholders	(5,090,459)	(23,128,370)	(14,719,946)	(41,241,786)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	218,009,420	265,361,545	211,885,640	42,497,240
Cost of shares redeemed	(178,531,134)	(610,898,923)	(88,484,738)	(846,729,289)

Net increase (decrease) in net assets from capital share transactions	39,478,286	(345,537,378)	123,400,902	(804,232,049)

INCREASE (DECREASE) IN NET ASSETS	68,612,621	(616,406,622)	146,930,553	(1,066,146,704)

NET ASSETS
Beginning of period	461,030,622	1,077,437,244	599,943,896	1,666,090,600

End of period	$529,643,243	$461,030,622	$746,874,449	$599,943,896

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,002,334)	$—	$2,448,897	$7,780,534

SHARES ISSUED AND REDEEMED
Shares sold	11,550,000	8,925,000	7,875,000	1,500,000
Shares redeemed	(9,600,000)	(25,050,000)	(3,300,000)	(30,975,000)

Net increase (decrease) in shares outstanding	1,950,000	(16,125,000)	4,575,000	(29,475,000)

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,582,771)	$30,735,996
Net realized gain (loss)	3,884,369	(11,354,929)
Net change in unrealized appreciation/depreciation	29,971,733	(51,909,400)

Net increase (decrease) in net assets resulting from operations	32,273,331	(32,528,333)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(618,800)	(29,917,479)

Total distributions to shareholders	(618,800)	(29,917,479)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,257,346	179,880,379
Cost of shares redeemed	(89,997,053)	(225,863,531)

Net decrease in net assets from capital share transactions	(63,739,707)	(45,983,152)

DECREASE IN NET ASSETS	(32,085,176)	(108,428,964)

NET ASSETS
Beginning of period	1,091,734,974	1,200,163,938

End of period	$1,059,649,798	$1,091,734,974

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,690,952)	$510,619

SHARES ISSUED AND REDEEMED
Shares sold	875,000	5,875,000
Shares redeemed	(3,000,000)	(7,375,000)

Net decrease in shares outstanding	(2,125,000)	(1,500,000)

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$34.20	$36.04	$39.98	$34.64	$29.09	$31.55

Income from investment operations:
Net investment income[a]	0.12	0.92 [b]	0.96	1.18	0.92	1.02
Net realized and unrealized gain (loss)[c]	1.42	(1.84)	(3.95)	5.10	5.55	(2.38)

Total from investment operations	1.54	(0.92)	(2.99)	6.28	6.47	(1.36)

Less distributions from:
Net investment income	(0.22)	(0.92)	(0.95)	(0.94)	(0.92)	(1.10)

Total distributions	(0.22)	(0.92)	(0.95)	(0.94)	(0.92)	(1.10)

Net asset value, end of period	$35.52	$34.20	$36.04	$39.98	$34.64	$29.09

Total return	4.54%[d]	(2.53)%[b]	(7.62)%	18.02%	22.43%	(3.99)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,763,724	$8,293,591	$10,134,616	$8,702,637	$3,539,980	$794,226
Ratio of expenses to average net assets[e]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)[e]	0.49%	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.70%	2.69%[b]	2.50%	2.89%	2.74%	3.55%
Portfolio turnover rate[f]	2%[d]	4%	5%	7%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increases for the year ended August 31, 2016:
•	Net investment income per share by $0.02.
•	Total return by 0.08%.
•	Ratio of net investment income to average net assets by 0.06%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$26.18	$26.34	$28.97	$25.61	$21.34	$21.02

Income from investment operations:
Net investment income[a]	0.02	0.49	0.58	0.59	0.46	0.56
Net realized and unrealized gain (loss)[b]	1.42	(0.04)	(2.70)	3.40	4.24	0.34

Total from investment operations	1.44	0.45	(2.12)	3.99	4.70	0.90

Less distributions from:
Net investment income	(0.01)	(0.61)	(0.51)	(0.63)	(0.43)	(0.58)

Total distributions	(0.01)	(0.61)	(0.51)	(0.63)	(0.43)	(0.58)

Net asset value, end of period	$27.61	$26.18	$26.34	$28.97	$25.61	$21.34

Total return	5.50%[c]	1.81%	(7.50)%	15.41%	22.11%	4.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,140,791	$3,596,902	$6,607,056	$4,797,434	$4,655,875	$2,797,029
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	0.13%	1.90%	2.03%	1.95%	1.88%	2.72%
Portfolio turnover rate[e]	1%[c]	3%	3%	6%	4%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]	Year ended Aug. 31, 2012[a]
Net asset value, beginning of period	$22.60	$29.50	$32.03	$26.12	$23.57	$27.16

Income from investment operations:
Net investment income[b]	0.14	0.66	0.70	0.82	0.72	0.82
Net realized and unrealized gain (loss)[c]	1.18	(6.82)	(2.49)	5.77	2.45	(3.57)

Total from investment operations	1.32	(6.16)	(1.79)	6.59	3.17	(2.75)

Less distributions from:
Net investment income	(0.22)	(0.72)	(0.74)	(0.68)	(0.60)	(0.84)
Return of capital	—	(0.02)	—	—	(0.02)	(0.00)[d]

Total distributions	(0.22)	(0.74)	(0.74)	(0.68)	(0.62)	(0.84)

Net asset value, end of period	$23.70	$22.60	$29.50	$32.03	$26.12	$23.57

Total return	5.84%[e]	(20.97)%	(5.66)%	25.20%	13.58%	(9.98)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$529,643	$461,031	$1,077,437	$1,556,860	$717,122	$196,212
Ratio of expenses to average net assets[f]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of net investment income to average net assets[f]	1.24%	2.54%	2.34%	2.49%	2.78%	3.41%
Portfolio turnover rate[g]	12%[e]	16%	22%	24%	45%	14%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$26.49	$31.96	$40.61	$30.44	$26.28	$35.89

Income from investment operations:
Net investment income[a]	0.41	1.00	1.32	1.80	1.33	2.12
Net realized and unrealized gain (loss)[b]	1.21	(5.40)	(8.35)	9.53	4.07	(8.93)

Total from investment operations	1.62	(4.40)	(7.03)	11.33	5.40	(6.81)

Less distributions from:
Net investment income	(0.68)	(1.07)	(1.62)	(1.16)	(1.24)	(2.80)

Total distributions	(0.68)	(1.07)	(1.62)	(1.16)	(1.24)	(2.80)

Net asset value, end of period	$27.43	$26.49	$31.96	$40.61	$30.44	$26.28

Total return	6.22%[c]	(13.82)%	(17.63)%	37.39%	20.88%	(19.36)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$746,874	$599,944	$1,666,091	$2,473,038	$417,778	$195,093
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	3.06%	3.53%	3.70%	4.48%	4.45%	7.60%
Portfolio turnover rate[e]	9%[c]	9%	15%	15%	24%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$30.22	$31.90	$33.64	$29.36	$23.85	$24.67

Income from investment operations:
Net investment income (loss)[a]	(0.05)	0.81	0.83	0.80	0.67	0.63
Net realized and unrealized gain (loss)[b]	1.02	(1.70)	(1.77)	4.27	5.44	(0.80)

Total from investment operations	0.97	(0.89)	(0.94)	5.07	6.11	(0.17)

Less distributions from:
Net investment income	(0.02)	(0.79)	(0.80)	(0.79)	(0.60)	(0.65)

Total distributions	(0.02)	(0.79)	(0.80)	(0.79)	(0.60)	(0.65)

Net asset value, end of period	$31.17	$30.22	$31.90	$33.64	$29.36	$23.85

Total return	3.21%[c]	(2.76)%	(2.92)%	17.21%	25.71%	(0.53)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,059,650	$1,091,735	$1,200,164	$1,072,157	$902,860	$554,570
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income (loss) to average net assets[d]	(0.31)%	2.68%	2.49%	2.41%	2.38%	2.73%
Portfolio turnover rate[e]	4%[c]	6%	7%	5%	13%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy Capped	Non-diversified
MSCI Spain Capped	Non-diversified
MSCI Switzerland Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Eurozone
Credit Suisse Securities (USA) LLC	$16,108,887	$16,108,887	$—
Deutsche Bank Securities Inc.	97,924	97,924	—
Goldman Sachs & Co.	9,578,359	9,578,359	—
JPMorgan Securities LLC	27,689,989	27,689,989	—
Merrill Lynch, Pierce, Fenner & Smith	877,589	877,589	—
Morgan Stanley & Co. LLC	2,580,096	2,580,096	—
SG Americas Securities LLC	6,532,872	6,532,872	—
State Street Bank & Trust Company	498,361	498,361	—

	$63,964,077	$63,964,077	$—

MSCI Germany
Credit Suisse Securities (USA) LLC	$11,066,433	$11,066,433	$—
Morgan Stanley & Co. LLC	5,887,871	5,887,871	—

	$16,954,304	$16,954,304	$—

MSCI Italy Capped
BNP Paribas New York Branch	$11	$11	$—

MSCI Switzerland Capped
Goldman Sachs & Co.	$11,900,970	$11,900,970	$—
State Street Bank & Trust Company	222,678	222,678	—

	$12,123,648	$12,123,648	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Eurozone	$162,606
MSCI Germany	3,963
MSCI Italy Capped	22,473
MSCI Spain Capped	2
MSCI Switzerland Capped	8,131

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$12,073,642	$6,164,031
MSCI Germany	6,128,238	4,639,527
MSCI Italy Capped	13,031,742	12,241,089
MSCI Spain Capped	5,655,142	10,372,123
MSCI Switzerland Capped	16,398,489	14,687,505

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$132,476,911	$113,255,329
MSCI Germany	48,062,117	35,816,465
MSCI Italy Capped	61,342,289	79,992,512
MSCI Spain Capped	53,889,806	59,854,995
MSCI Switzerland Capped	38,181,997	42,813,254

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$516,737,040	$1,351,557,555
MSCI Germany	491,243,878	161,446,284
MSCI Italy Capped	207,775,445	172,368,332
MSCI Spain Capped	201,487,831	83,529,272
MSCI Switzerland Capped	25,449,322	87,111,616

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authorized a one-for-two reverse stock split for the iShares MSCI Italy Capped ETF, effective after the close of trading on November 4, 2016. The impact of the stock split was to decrease the number of shares outstanding by a factor of two, while increasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI Germany ETF as of February 28, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$1,001,813

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI Germany ETF during the six months ended February 28, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$3,332,652	$(1,025,220)

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI Germany ETF for the six months ended February 28, 2017:

Average value of contracts purchased	$19,809,335

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties;

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Eurozone	$94,683,428	$26,644,200	$68,035,542	$30,230,739	$219,593,909
MSCI Germany	41,405,856	27,790,050	28,490,949	32,215,954	129,902,809
MSCI Italy Capped	68,671,316	2,743,650	18,169,627	9,459,662	99,044,255
MSCI Spain Capped	51,684,017	5,946,927	15,120,672	8,619,903	81,371,519
MSCI Switzerland Capped	15,786,844	2,837,786	22,569,380	6,955,758	48,149,768

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Eurozone ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon favorable determinations issued by the Finnish Tax Authority. The Fund continues to evaluate developments in Finland for potential impact to the receivables recorded. Finnish tax claims receivable are disclosed in the statement of assets and liabilities. Professional fees associated with the filing of tax claims in Finland resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Eurozone	$0.207718	$—	$0.015159	$0.222877	93%	—%	7%	100%
MSCI Spain Capped	0.630543	—	0.050936	0.681479	93	—	7	100
MSCI Switzerland Capped	—	—	0.018200	0.018200	—	—	100	100

SUPPLEMENTAL INFORMATION	47

Notes:

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-807-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Hong Kong ETF | EWH | NYSE Arca
➢	iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca
➢	iShares MSCI Malaysia ETF | EWM | NYSE Arca
➢	iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca
➢	iShares MSCI Singapore Capped ETF | EWS | NYSE Arca
➢	iShares MSCI Taiwan Capped ETF | EWT | NYSE Arca
➢	iShares MSCI Thailand Capped ETF | THD | NYSE Arca

Fund Performance Overview

iSHARES® MSCI HONG KONG ETF

Performance as of February 28, 2017

The iShares MSCI Hong Kong ETF (the “Fund”) seeks to track the investment results of an index composed of Hong Kong equities, as represented by the MSCI Hong Kong Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 3.42%, net of fees, while the total return for the Index was 3.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.48%	23.24%	24.08%	23.48%	23.24%	24.08%
5 Years	6.48%	6.64%	7.08%	36.91%	37.91%	40.81%
10 Years	6.20%	6.34%	6.80%	82.57%	84.86%	93.07%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.20	$2.47	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR As of 2/28/17

Sector	Percentage of Total Investments*

Financials	32.00%
Real Estate	27.38
Industrials	15.58
Utilities	11.63
Consumer Discretionary	9.59
Telecommunication Services	1.72
Consumer Staples	1.42
Information Technology	0.68

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/17

Security	Percentage of Total Investments*

AIA Group Ltd.	17.17%
CK Hutchison Holdings Ltd.	7.52
Hong Kong Exchanges & Clearing Ltd.	6.51
Sun Hung Kai Properties Ltd.	4.77
Cheung Kong Property Holdings Ltd.	4.13
CLP Holdings Ltd.	3.76
Hang Seng Bank Ltd.	3.54
Jardine Matheson Holdings Ltd.	3.50
Link REIT	3.47
Hong Kong & China Gas Co. Ltd.	3.31

TOTAL	57.68%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI JAPAN SMALL-CAP ETF

Performance as of February 28, 2017

The iShares MSCI Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Japanese equities, as represented by the MSCI Japan Small Cap Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 10.67%, net of fees, while the total return for the Index was 10.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.10%	24.21%	24.16%	24.10%	24.21%	24.16%
5 Years	10.14%	10.14%	10.52%	62.06%	62.04%	64.90%
Since Inception	5.56%	5.51%	5.91%	64.50%	63.74%	69.58%

The inception date of the Fund was 12/20/07. The first day of secondary market trading was 12/21/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,106.70	$2.56	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR As of 2/28/17

Sector	Percentage of Total Investments*

Industrials	23.84%
Consumer Discretionary	17.44
Information Technology	11.88
Materials	10.80
Consumer Staples	10.73
Real Estate	9.92
Financials	8.36
Health Care	5.62
Utilities	0.71
Energy	0.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/17

Security	Percentage of Total Investments*

Tosoh Corp.	0.80%
Disco Corp.	0.69
Orix JREIT Inc.	0.58
Advance Residence Investment Corp.	0.54
Haseko Corp.	0.51
Pigeon Corp.	0.49
Sojitz Corp.	0.47
Nichirei Corp.	0.46
Activia Properties Inc.	0.45
Kewpie Corp.	0.45

TOTAL	5.44%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MALAYSIA ETF

Performance as of February 28, 2017

The iShares MSCI Malaysia ETF (the “Fund”) seeks to track the investment results of an index composed of Malaysian equities, as represented by the MSCI Malaysia Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -6.82%, net of fees, while the total return for the Index was -6.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.07%	(0.50)%	0.38%	0.07%	(0.50)%	0.38%
5 Years	(4.33)%	(4.36)%	(4.04)%	(19.85)%	(19.98)%	(18.64)%
10 Years	3.26%	3.36%	3.65%	37.77%	39.17%	43.10%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$931.80	$2.35	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR As of 2/28/17

Sector	Percentage of Total Investments*

Financials	27.84%
Industrials	15.38
Utilities	15.05
Telecommunication Services	10.45
Consumer Discretionary	9.82
Consumer Staples	8.82
Health Care	4.97
Materials	4.25
Energy	2.65
Real Estate	0.77

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/17

Security	Percentage of Total Investments*

Public Bank Bhd	11.73%
Tenaga Nasional Bhd	9.93
Malayan Banking Bhd	6.63
Sime Darby Bhd	4.51
Genting Bhd	4.50
IHH Healthcare Bhd	4.28
DiGi.Com Bhd	3.81
Petronas Chemicals Group Bhd	3.76
Genting Malaysia Bhd	3.37
CIMB Group Holdings Bhd	3.34

TOTAL	55.86%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI PACIFIC ex JAPAN ETF

Performance as of February 28, 2017

The iShares MSCI Pacific ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan, as represented by the MSCI Pacific ex Japan Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 8.55%, net of fees, while the total return for the Index was 8.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.37%	28.51%	29.00%	28.37%	28.51%	29.00%
5 Years	3.75%	3.99%	4.20%	20.23%	21.58%	22.83%
10 Years	4.29%	4.31%	4.56%	52.26%	52.43%	56.24%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,085.50	$2.53	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	39.65%
Real Estate	14.66
Materials	9.69
Industrials	9.41
Consumer Staples	5.42
Utilities	5.32
Consumer Discretionary	4.95
Health Care	4.14
Telecommunication Services	3.44
Energy	2.83
Information Technology	0.49

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 2/28/17

Country	Percentage of Total Investments*

Australia	60.42%
Hong Kong	27.62
Singapore	10.48
New Zealand	1.48

TOTAL	100.00%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Singapore Capped ETF (the “Fund”) (formerly the iShares MSCI Singapore ETF) seeks to track the investment results of an index composed of Singaporean equities, as represented by the MSCI Singapore 25/50 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 8.51%, net of fees, while the total return for the Index was 8.79%.

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	19.16%	0.76%	3.39%	19.16%	3.87%	39.56%
Fund Market	19.46%	0.88%	3.42%	19.46%	4.47%	39.93%
Index[a]	19.74%	1.17%	3.67%	19.74%	6.00%	43.40%
MSCI Singapore Index	19.66%	1.16%	3.66%	19.66%	5.93%	43.31%
MSCI Singapore 25/50 Index[b]	n/a	n/a	n/a	n/a	n/a	n/a

[a]	Index performance through November 30, 2016 reflects the performance of the MSCI Singapore Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Singapore 25/50 Index, which, effective as of December 1, 2016, replaced the MSCI Singapore Index as the underlying index of the Fund.

[b]	The inception date for the MSCI Singapore 25/50 Index was July 20, 2016.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,085.10	$2.53	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	36.19%
Real Estate	19.59
Industrials	18.76
Telecommunication Services	12.79
Consumer Discretionary	7.86
Consumer Staples	4.81

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

DBS Group Holdings Ltd.	12.30%
Singapore Telecommunications Ltd.	11.67
Oversea-Chinese Banking Corp. Ltd.	10.82
United Overseas Bank Ltd.	10.19
Keppel Corp. Ltd.	4.58
Global Logistic Properties Ltd.	3.84
CapitaLand Ltd.	3.56
Wilmar International Ltd.	3.33
Genting Singapore PLC	2.95
Ascendas REIT	2.91

TOTAL	66.15%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI TAIWAN CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Taiwan Capped ETF (the “Fund”) (formerly the iShares MSCI Taiwan ETF) seeks to track the investment results of an index composed of Taiwanese equities, as represented by the MSCI Taiwan 25/50 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 10.16%, net of fees, while the total return for the Index was 10.69%.

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	29.88%	5.82%	4.36%	29.88%	32.70%	53.22%
Fund Market	29.12%	5.87%	4.61%	29.12%	32.98%	56.99%
Index[a]	31.30%	6.47%	4.96%	31.30%	36.82%	62.26%
MSCI Taiwan Index	31.12%	6.44%	4.95%	31.12%	36.63%	62.04%
MSCI Taiwan 25/50 Index[b]	n/a	n/a	n/a	n/a	n/a	n/a

[a]	Index performance through November 30, 2016 reflects the performance of the MSCI Taiwan Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Taiwan 25/50 Index, which, effective as of December 1, 2016, replaced the MSCI Taiwan Index as the underlying index of the Fund.

[b]	The inception date for the MSCI Taiwan 25/50 Index was July 20, 2016.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,101.60	$3.23	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR As of 2/28/17

Sector	Percentage of Total Investments*

Information Technology	56.15%
Financials	17.65
Materials	10.45
Telecommunication Services	4.49
Consumer Discretionary	4.42
Consumer Staples	2.82
Industrials	2.01
Energy	0.86
Real Estate	0.62
Health Care	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/17

Security	Percentage of Total Investments*

Taiwan Semiconductor Manufacturing Co. Ltd.	22.56%
Hon Hai Precision Industry Co. Ltd.	8.67
Largan Precision Co. Ltd.	2.92
Cathay Financial Holding Co. Ltd.	2.51
Formosa Plastics Corp.	2.50
Chunghwa Telecom Co. Ltd.	2.45
Nan Ya Plastics Corp.	2.31
MediaTek Inc.	2.14
Fubon Financial Holding Co. Ltd.	2.14
Delta Electronics Inc.	2.13

TOTAL	50.33%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI THAILAND CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Thailand Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Thai equities, as represented by the MSCI Thailand Investable Market Index 25/50 (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 0.20%, net of fees, while the total return for the Index was 0.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.82%	21.69%	23.37%	22.82%	21.69%	23.37%
5 Years	3.41%	3.48%	3.57%	18.26%	18.64%	19.16%
Since Inception	7.52%	7.48%	7.85%	91.13%	90.38%	96.33%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.00	$3.08	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	21.70%
Energy	17.52
Consumer Staples	11.53
Industrials	10.56
Materials	10.06
Telecommunication Services	6.20
Consumer Discretionary	6.20
Real Estate	5.44
Health Care	4.58
Utilities	3.38
Information Technology	2.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

PTT PCL NVDR	9.42%
CP ALL PCL NVDR	7.03
Siam Commercial Bank PCL (The) NVDR	6.45
Kasikornbank PCL Foreign	5.30
Advanced Info Service PCL NVDR	4.14
Airports of Thailand PCL NVDR	3.95
Siam Cement PCL (The) Foreign	3.66
PTT Global Chemical PCL NVDR	3.50
PTT Exploration & Production PCL NVDR	3.06
Kasikornbank PCL NVDR	2.60

TOTAL	49.11%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.47%

AIRLINES — 0.39%
Cathay Pacific Airways Ltd.[a]	4,233,000	$6,216,620

		6,216,620
BANKS — 7.93%
Bank of East Asia Ltd. (The)	4,363,010	18,042,322
BOC Hong Kong Holdings Ltd.	13,274,500	52,499,810
Hang Seng Bank Ltd.	2,743,300	56,262,309

		126,804,441
CAPITAL MARKETS — 6.47%
Hong Kong Exchanges & Clearing Ltd.[a]	4,172,400	103,578,313

		103,578,313
DIVERSIFIED FINANCIAL SERVICES — 0.35%
First Pacific Co. Ltd./Hong Kong	7,678,999	5,638,722

		5,638,722
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.71%
HKT Trust & HKT Ltd.	13,580,500	18,124,945
PCCW Ltd.	15,231,169	9,281,017

		27,405,962
ELECTRIC UTILITIES — 8.28%
Cheung Kong Infrastructure Holdings Ltd.	2,377,000	19,582,625
CLP Holdings Ltd.	5,890,700	59,912,884
HK Electric Investments & HK Electric Investments Ltd.[b]	9,509,500	8,305,936
Power Assets Holdings Ltd.	4,976,500	44,652,555

		132,454,000
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.45%
Link REIT	8,004,500	55,219,805

		55,219,805
FOOD PRODUCTS — 1.41%
WH Group Ltd.[b]	28,905,500	22,603,222

		22,603,222
GAS UTILITIES — 3.29%
Hong Kong & China Gas Co. Ltd.[a]	27,370,912	52,679,428

		52,679,428
HOTELS, RESTAURANTS & LEISURE — 7.22%
Galaxy Entertainment Group Ltd.	8,427,000	40,384,724
Melco Crown Entertainment Ltd. ADR	682,559	11,173,491

Security	Shares	Value
MGM China Holdings Ltd.	3,407,888	$6,207,774
Sands China Ltd.[a]	8,685,200	36,251,503
Shangri-La Asia Ltd.	4,494,000	5,719,936
SJM Holdings Ltd.	7,103,000	5,828,844
Wynn Macau Ltd.	5,591,200	9,968,787

		115,535,059
HOUSEHOLD DURABLES — 1.11%
Techtronic Industries Co. Ltd.	4,935,147	17,674,457

		17,674,457
INDUSTRIAL CONGLOMERATES — 13.36%
CK Hutchison Holdings Ltd.	9,691,767	119,735,451
Jardine Matheson Holdings Ltd.	896,800	55,763,024
Jardine Strategic Holdings Ltd.	756,000	28,198,800
NWS Holdings Ltd.	5,498,000	10,015,101

		213,712,376
INSURANCE — 17.08%
AIA Group Ltd.	43,249,000	273,285,296

		273,285,296
REAL ESTATE MANAGEMENT & DEVELOPMENT — 23.78%
Cheung Kong Property Holdings Ltd.	9,656,267	65,681,698
Hang Lung Group Ltd.	3,175,000	13,190,906
Hang Lung Properties Ltd.	8,067,000	20,368,981
Henderson Land Development Co. Ltd.	3,914,966	22,746,036
Hongkong Land Holdings Ltd.	4,220,000	28,822,600
Hysan Development Co. Ltd.	2,250,000	10,492,821
Kerry Properties Ltd.	2,329,500	7,142,346
New World Development Co. Ltd.	20,220,066	26,465,339
Sino Land Co. Ltd.	11,056,000	19,256,436
Sun Hung Kai Properties Ltd.	5,193,000	75,930,344
Swire Pacific Ltd. Class A	1,948,500	20,031,086
Swire Properties Ltd.	4,197,000	12,624,874
Wharf Holdings Ltd. (The)	4,894,150	38,806,682
Wheelock & Co. Ltd.	2,919,357	18,973,592

		380,533,741
ROAD & RAIL — 1.75%
MTR Corp. Ltd.	5,294,583	27,999,231

		27,999,231
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.68%
ASM Pacific Technology Ltd.	874,100	10,872,129

		10,872,129

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

February 28, 2017

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.21%
Li & Fung Ltd.[a]	21,132,000	$9,419,284
Yue Yuen Industrial Holdings Ltd.	2,662,000	9,910,763

		19,330,047

TOTAL COMMON STOCKS
(Cost: $1,710,921,091)		1,591,542,849

SHORT-TERM INVESTMENTS — 4.98%

MONEY MARKET FUNDS — 4.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	78,707,415	78,738,898
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	1,006,851	1,006,851

		79,745,749

TOTAL SHORT-TERM INVESTMENTS (Cost: $79,719,495)		79,745,749

Value
TOTAL INVESTMENTS IN SECURITIES — 104.45% (Cost: $1,790,640,586)[f]	$1,671,288,598
Other Assets, Less Liabilities — (4.45)%	(71,229,389)

NET ASSETS — 100.00%	$1,600,059,209

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,807,343,011. Net unrealized depreciation was $136,054,413, of which $47,024,636 represented gross unrealized appreciation on securities and $183,079,049 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Hang Seng Index	45	Mar. 2017	Hong Kong Futures	$6,982,171	$6,881,784	$(100,387)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,591,542,849	$—	$—	$1,591,542,849
Money market funds	79,745,749	—	—	79,745,749

Total	$1,671,288,598	$—	$—	$1,671,288,598

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(100,387)	$—	$—	$(100,387)

Total	$(100,387)	$—	$—	$(100,387)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.53%

AEROSPACE & DEFENSE — 0.03%
Jamco Corp.[a]	2,100	$46,210

		46,210
AIR FREIGHT & LOGISTICS — 0.23%
Kintetsu World Express Inc.	8,400	129,283
Konoike Transport Co. Ltd.	6,300	80,295
Mitsui-Soko Holdings Co. Ltd.	21,000	63,628
Yusen Logistics Co. Ltd.	4,200	46,810

		320,016
AUTO COMPONENTS — 4.08%
Aisan Industry Co. Ltd.	8,400	72,600
Akebono Brake Industry Co. Ltd.[b]	21,000	57,622
Calsonic Kansei Corp.	29,000	332,806
Daido Metal Co. Ltd.	6,300	57,716
Daikyonishikawa Corp.	8,400	112,390
Eagle Industry Co. Ltd.	4,200	60,775
Exedy Corp.	6,300	180,748
FCC Co. Ltd.	6,300	126,918
Futaba Industrial Co. Ltd.	12,600	88,516
G-Tekt Corp.	4,200	78,456
Kasai Kogyo Co. Ltd.	6,300	82,378
Keihin Corp.	8,400	141,145
KYB Corp.	42,000	227,108
Mitsuba Corp.	6,300	119,936
Musashi Seimitsu Industry Co. Ltd.	4,200	112,053
NHK Spring Co. Ltd.	44,100	506,095
Nifco Inc./Japan	8,400	431,693
Nippon Seiki Co. Ltd.	8,000	167,386
Nissin Kogyo Co. Ltd.	8,400	149,929
Pacific Industrial Co. Ltd.	8,400	104,883
Piolax Inc.	2,100	144,523
Press Kogyo Co. Ltd.	21,000	106,985
Riken Corp.	2,100	83,429
Sanden Holdings Corp.	21,000	73,012
Showa Corp.	10,500	87,371
Sumitomo Riko Co. Ltd.	8,400	87,765
Tachi-S Co. Ltd.	6,300	116,276
Taiho Kogyo Co. Ltd.	4,200	59,536
Takata Corp.[a,b]	6,300	31,082
Tokai Rika Co. Ltd.	10,500	212,656
Topre Corp.	6,300	166,052
Toyo Tire & Rubber Co. Ltd.	21,000	341,788
Toyota Boshoku Corp.	12,600	281,426

Security	Shares	Value
TPR Co. Ltd.	4,200	$143,585
TS Tech Co. Ltd.	10,500	275,627
Unipres Corp.	8,400	180,635
Yorozu Corp.	4,200	67,006

		5,669,907
AUTOMOBILES — 0.12%
Nissan Shatai Co. Ltd.	16,800	160,815

		160,815
BANKS — 5.79%
77 Bank Ltd. (The)	63,000	297,868
Aichi Bank Ltd. (The)	2,100	132,136
Akita Bank Ltd. (The)	42,000	134,388
Aomori Bank Ltd. (The)	42,000	145,650
Awa Bank Ltd. (The)	42,000	296,179
Bank of Iwate Ltd. (The)	4,200	179,434
Bank of Nagoya Ltd. (The)	2,100	79,300
Bank of Okinawa Ltd. (The)	4,200	160,665
Bank of Saga Ltd. (The)	21,000	59,123
Bank of the Ryukyus Ltd.	8,400	123,352
Chiba Kogyo Bank Ltd. (The)	10,500	59,686
Chukyo Bank Ltd. (The)	2,100	44,446
Daishi Bank Ltd. (The)	63,000	286,044
Ehime Bank Ltd. (The)	6,300	78,099
Eighteenth Bank Ltd. (The)	42,000	137,391
Gunma Bank Ltd. (The)	69,300	403,840
Hokkoku Bank Ltd. (The)	63,000	259,579
Hokuetsu Bank Ltd. (The)	4,200	101,692
Hokuhoku Financial Group Inc.	25,200	443,706
Hyakugo Bank Ltd. (The)	42,000	177,182
Hyakujushi Bank Ltd. (The)	42,000	150,905
Iyo Bank Ltd. (The)	50,400	372,983
Jimoto Holdings Inc.	33,600	58,560
Juroku Bank Ltd. (The)	63,000	224,105
Kansai Urban Banking Corp.	6,300	86,376
Keiyo Bank Ltd. (The)	42,000	194,450
Kiyo Bank Ltd. (The)	12,600	210,253
Mie Bank Ltd. (The)	2,100	45,478
Minato Bank Ltd. (The)	4,200	86,827
Miyazaki Bank Ltd. (The)	21,000	69,446
Musashino Bank Ltd. (The)	6,300	203,834
Nanto Bank Ltd. (The)	4,200	170,425
Nishi-Nippon Financial Holdings Inc.[b]	23,100	251,264
North Pacific Bank Ltd.	60,900	253,648
Ogaki Kyoritsu Bank Ltd. (The)	63,000	207,213

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Oita Bank Ltd. (The)	21,000	$83,711
San-in Godo Bank Ltd. (The)	29,400	264,346
Senshu Ikeda Holdings Inc.	48,300	219,300
Shiga Bank Ltd. (The)	42,000	232,364
Shikoku Bank Ltd. (The)	42,000	115,619
Tochigi Bank Ltd. (The)	21,000	106,609
Toho Bank Ltd. (The)	42,000	160,290
Tokyo TY Financial Group Inc.	6,330	216,403
TOMONY Holdings Inc.	27,300	155,184
Towa Bank Ltd. (The)	63,000	67,006
Tsukuba Bank Ltd.	16,800	51,653
Yamagata Bank Ltd. (The)	21,000	90,092
Yamanashi Chuo Bank Ltd. (The)	21,000	99,853

		8,047,957
BEVERAGES — 1.21%
Coca-Cola East Japan Co. Ltd.	12,666	280,976
Coca-Cola West Co. Ltd.	12,600	375,010
Ito EN Ltd.	10,500	360,370
Sapporo Holdings Ltd.	12,600	317,914
Takara Holdings Inc.	33,600	345,955

		1,680,225
BIOTECHNOLOGY — 0.49%
Japan Tissue Engineering Co. Ltd.[b]	4,200	50,452
NanoCarrier Co. Ltd.[a,b]	8,400	60,737
OncoTherapy Science Inc.[b]	29,400	72,787
PeptiDream Inc.[a,b]	6,300	300,121
SanBio Co. Ltd.[b]	4,200	45,835
Takara Bio Inc.	10,500	147,808

		677,740
BUILDING PRODUCTS — 1.70%
Aica Kogyo Co. Ltd.	10,500	269,527
Bunka Shutter Co. Ltd.	10,500	77,048
Central Glass Co. Ltd.	42,000	192,573
Nichias Corp.	21,000	197,828
Nichiha Corp.	6,300	177,370
Nippon Sheet Glass Co. Ltd.[a,b]	18,900	142,571
Nitto Boseki Co. Ltd.	42,000	185,065
Noritz Corp.	6,300	116,726
Okabe Co. Ltd.	8,400	76,203
Sankyo Tateyama Inc.	6,300	94,147
Sanwa Holdings Corp.	42,000	397,908
Sekisui Jushi Corp.	6,300	104,113
Takara Standard Co. Ltd.	10,500	173,240
Takasago Thermal Engineering Co. Ltd.	10,500	157,193

		2,361,512

Security	Shares	Value
CAPITAL MARKETS — 0.88%
Ichiyoshi Securities Co. Ltd.	8,400	$66,218
Jafco Co. Ltd.	6,300	216,222
kabu.com Securities Co. Ltd.	29,400	100,904
Kyokuto Securities Co. Ltd.	4,200	62,727
Marusan Securities Co. Ltd.	10,500	90,468
Matsui Securities Co. Ltd.	21,000	173,053
Monex Group Inc.	37,800	99,665
Okasan Securities Group Inc.	21,000	139,643
SPARX Group Co. Ltd.	18,900	37,501
Tokai Tokyo Financial Holdings Inc.	39,900	231,800

		1,218,201
CHEMICALS — 6.69%
Achilles Corp.	4,200	67,907
ADEKA Corp.	16,800	236,042
Chugoku Marine Paints Ltd.	16,800	127,031
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	21,000	132,511
Denka Co. Ltd.	84,000	439,201
DIC Corp.	16,800	615,632
Fujimi Inc.	4,200	93,396
Fujimori Kogyo Co. Ltd.	4,200	117,308
Ihara Chemical Industry Co. Ltd.	4,200	41,480
Ishihara Sangyo Kaisha Ltd.[b]	8,400	83,035
JSP Corp.	2,100	48,913
Konishi Co. Ltd.	6,300	74,721
Kumiai Chemical Industry Co. Ltd.	8,400	52,704
Kureha Corp.	2,100	88,966
Lintec Corp.	10,500	224,105
Nihon Nohyaku Co. Ltd.	10,500	65,411
Nihon Parkerizing Co. Ltd.	18,900	229,229
Nippon Kayaku Co. Ltd.	27,000	371,873
Nippon Shokubai Co. Ltd.	4,800	318,756
Nippon Soda Co. Ltd.	21,000	122,939
NOF Corp.	30,000	327,390
Okamoto Industries Inc.	21,000	191,822
Osaka Soda Co. Ltd.	21,000	93,846
Sakai Chemical Industry Co. Ltd.	21,000	78,643
Sakata INX Corp.	8,400	118,096
Sanyo Chemical Industries Ltd.	2,100	87,746
Shin-Etsu Polymer Co. Ltd.	8,400	61,263
Showa Denko KK	27,300	482,877
Stella Chemifa Corp.	2,100	61,469
Sumitomo Bakelite Co. Ltd.	42,000	251,133
Sumitomo Seika Chemicals Co. Ltd.	2,100	89,717

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Taiyo Holdings Co. Ltd.	4,200	$181,124
Takasago International Corp.	2,100	67,194
Tenma Corp.	4,200	79,131
Toagosei Co. Ltd.	21,000	238,182
Tokai Carbon Co. Ltd.	42,000	170,800
Tokuyama Corp.[b]	63,000	302,936
Tokyo Ohka Kogyo Co. Ltd.	8,400	274,782
Tosoh Corp.	126,000	1,100,255
Toyo Ink SC Holdings Co. Ltd.	42,000	209,841
Toyobo Co. Ltd.	168,000	292,801
Ube Industries Ltd.	231,000	580,158
W-Scope Corp.[a]	6,300	105,070
Zeon Corp.	27,000	297,788

		9,295,224
COMMERCIAL SERVICES & SUPPLIES — 1.66%
Aeon Delight Co. Ltd.	4,200	130,259
Bell System24 Holdings Inc.	6,300	52,479
Daiseki Co. Ltd.	8,460	180,867
Duskin Co. Ltd.	8,400	184,990
Itoki Corp.	8,400	54,431
Kokuyo Co. Ltd.	16,800	222,228
Kyodo Printing Co. Ltd.	21,000	72,449
Matsuda Sangyo Co. Ltd.	4,260	58,521
Mitsubishi Pencil Co. Ltd.	4,200	211,717
Nippon Kanzai Co. Ltd.	4,200	68,883
Nippon Parking Development Co. Ltd.	39,900	53,849
Nissha Printing Co. Ltd.[a]	6,300	179,904
Okamura Corp.	14,700	134,275
Oyo Corp.	4,200	54,056
Pilot Corp.	6,300	251,414
Prestige International Inc.	8,400	69,446
Relia Inc.	8,400	83,786
Sato Holdings Corp.	6,300	138,574
Toppan Forms Co. Ltd.	10,500	100,322

		2,302,450
COMMUNICATIONS EQUIPMENT — 0.28%
Denki Kogyo Co. Ltd.	21,000	104,920
Hitachi Kokusai Electric Inc.	10,500	241,279
Icom Inc.	2,100	46,154

		392,353
CONSTRUCTION & ENGINEERING — 4.66%
Chiyoda Corp.	30,000	193,055
Chudenko Corp.	6,300	134,069
COMSYS Holdings Corp.	21,000	373,884

Security	Shares	Value
Daiho Corp.	21,000	$97,225
Fudo Tetra Corp.	37,800	67,907
Hazama Ando Corp.	35,700	259,729
Hibiya Engineering Ltd.	4,200	63,027
Kandenko Co. Ltd.	21,000	174,930
Kinden Corp.	25,200	340,775
Kumagai Gumi Co. Ltd.	84,000	231,237
Kyowa Exeo Corp.	18,900	263,183
Kyudenko Corp.	8,400	213,144
Maeda Corp.	21,000	187,130
Maeda Road Construction Co. Ltd.	21,000	376,512
Mirait Holdings Corp.	12,600	125,679
Nippo Corp.	10,000	190,374
Nippon Densetsu Kogyo Co. Ltd.	6,300	109,857
Nippon Koei Co. Ltd.	4,200	104,245
Nippon Road Co. Ltd. (The)	21,000	90,843
Nishimatsu Construction Co. Ltd.	63,000	328,838
Okumura Corp.	42,000	266,524
OSJB Holdings Corp.	27,300	62,464
Penta-Ocean Construction Co. Ltd.	56,700	269,095
Raito Kogyo Co. Ltd.	8,400	87,014
Sanki Engineering Co. Ltd.	8,400	73,425
Shinnihon Corp.	6,300	53,661
SHO-BOND Holdings Co. Ltd.	4,200	182,437
Sumitomo Densetsu Co. Ltd.	4,200	48,275
Sumitomo Mitsui Construction Co. Ltd.	168,000	186,191
Taikisha Ltd.	6,300	161,603
Takamatsu Construction Group Co. Ltd.	2,100	51,484
Tekken Corp.	21,000	62,126
Toa Corp./Tokyo	4,200	74,627
Toda Corp.	42,000	256,388
Tokyu Construction Co. Ltd.	16,840	124,473
Toshiba Plant Systems & Services Corp.	8,400	118,472
Totetsu Kogyo Co. Ltd.	6,300	172,583
Toyo Construction Co. Ltd.	14,700	54,788
Toyo Engineering Corp.	42,000	101,729
Yahagi Construction Co. Ltd.	6,300	57,209
Yokogawa Bridge Holdings Corp.	6,300	78,944

		6,469,155
CONSTRUCTION MATERIALS — 0.25%
Sumitomo Osaka Cement Co. Ltd.	84,000	350,610

		350,610

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
CONSUMER FINANCE — 0.65%
Aiful Corp.[b]	65,100	$200,737
Hitachi Capital Corp.	10,500	272,530
J Trust Co. Ltd.	14,700	172,903
Jaccs Co. Ltd.	21,000	93,283
Orient Corp.[a,b]	88,200	163,968

		903,421
CONTAINERS & PACKAGING — 0.46%
FP Corp.	4,200	191,071
Fuji Seal International Inc.	8,400	169,374
Pack Corp. (The)	2,100	57,716
Rengo Co. Ltd.	37,800	220,276

		638,437
DISTRIBUTORS — 0.34%
Canon Marketing Japan Inc.	10,500	210,310
Doshisha Co. Ltd.	4,200	77,892
PALTAC Corp.	6,300	179,059

		467,261
DIVERSIFIED CONSUMER SERVICES — 0.06%
Meiko Network Japan Co. Ltd.	8,400	90,168

		90,168
DIVERSIFIED FINANCIAL SERVICES — 0.94%
Financial Products Group Co. Ltd.[a]	14,700	144,261
Fuyo General Lease Co. Ltd.	4,200	201,582
IBJ Leasing Co. Ltd.	4,200	94,860
Japan Securities Finance Co. Ltd.	16,800	96,249
Ricoh Leasing Co. Ltd.	4,200	138,517
Tokyo Century Corp.	8,480	287,631
Zenkoku Hosho Co. Ltd.	10,500	343,008

		1,306,108
ELECTRIC UTILITIES — 0.56%
Hokkaido Electric Power Co. Inc.	37,800	275,007
Okinawa Electric Power Co. Inc. (The)	6,300	146,006
Shikoku Electric Power Co. Inc.[b]	35,700	359,920

		780,933
ELECTRICAL EQUIPMENT — 1.64%
Chiyoda Integre Co. Ltd.	2,100	46,754
Cosel Co. Ltd.	4,200	53,568
Daihen Corp.	21,000	139,643
Denyo Co. Ltd.	4,200	64,641
Fujikura Ltd.	56,700	422,647
Furukawa Electric Co. Ltd.	14,700	539,335
Futaba Corp.	6,300	114,361

Security	Shares	Value
GS Yuasa Corp.	63,000	$289,985
Idec Corp./Japan	6,300	68,414
Nissin Electric Co. Ltd.	10,500	123,971
Nitto Kogyo Corp.	6,300	88,741
Toyo Tanso Co. Ltd.	2,100	35,568
Ushio Inc.	23,100	296,480

		2,284,108
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.99%
Ai Holdings Corp.	8,400	177,332
Amano Corp.	12,600	254,962
Anritsu Corp.	29,400	227,296
Azbil Corp.	12,600	406,542
Canon Electronics Inc.	4,200	66,894
Citizen Watch Co. Ltd.	56,700	370,449
Daiwabo Holdings Co. Ltd.	42,000	113,742
Dexerials Corp.[b]	10,500	119,373
Elematec Corp.	2,100	36,619
Enplas Corp.	2,100	62,783
HORIBA Ltd.	8,400	467,730
Hosiden Corp.	12,600	111,152
Ibiden Co. Ltd.	23,100	375,554
Iriso Electronics Co. Ltd.	2,100	125,566
Japan Aviation Electronics Industry Ltd.	10,000	138,624
Japan Cash Machine Co. Ltd.	4,200	56,158
Japan Display Inc.[a,b]	73,500	182,625
Kaga Electronics Co. Ltd.	4,200	75,790
Koa Corp.	6,300	82,040
Macnica Fuji Electronics Holdings Inc.	6,300	89,304
Maruwa Co. Ltd./Aichi	2,100	68,602
Nichicon Corp.	10,500	101,448
Nippon Ceramic Co. Ltd.	4,200	89,342
Nippon Signal Co. Ltd.	10,500	100,040
Nohmi Bosai Ltd.	4,200	56,420
Oki Electric Industry Co. Ltd.	16,800	239,946
Optex Group Co. Ltd.	2,100	56,139
Ryosan Co. Ltd.	6,300	201,582
Ryoyo Electro Corp.	4,200	59,574
SIIX Corp.	4,200	160,290
SMK Corp.	21,000	82,585
Taiyo Yuden Co. Ltd.	21,000	281,164
Topcon Corp.	21,000	369,379
Toyo Corp./Chuo-ku	6,300	56,252

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
UKC Holdings Corp.	4,200	$82,022

		5,545,320
ENERGY EQUIPMENT & SERVICES — 0.17%
Modec Inc.	4,200	90,768
Shinko Plantech Co. Ltd.	10,500	87,089
Toyo Kanetsu KK	21,000	58,748

		236,605
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.27%
Activia Properties Inc.	126	625,017
Advance Residence Investment Corp.	273	740,542
AEON REIT Investment Corp.	210	233,490
Comforia Residential REIT Inc.	105	244,751
Daiwa Office Investment Corp.	63	335,031
Frontier Real Estate Investment Corp.	105	480,493
Fukuoka REIT Corp.	147	232,683
Global One Real Estate Investment Corp.	42	156,348
GLP J-REIT	525	602,494
Hankyu REIT Inc.	105	145,368
Heiwa Real Estate REIT Inc.	168	129,583
Hoshino Resorts REIT Inc.	42	224,105
Hulic Reit Inc.	189	314,029
Ichigo Office REIT Investment	252	169,149
Industrial & Infrastructure Fund Investment Corp.	63	295,616
Invesco Office J-Reit Inc.	168	155,860
Invincible Investment Corp.	609	262,629
Japan Excellent Inc.	252	328,162
Japan Hotel REIT Investment Corp.	777	559,737
Japan Logistics Fund Inc.	189	409,470
Japan Rental Housing Investments Inc.	336	250,757
Kenedix Office Investment Corp.	84	501,515
Kenedix Residential Investment Corp.	63	177,370
Kenedix Retail REIT Corp.	84	199,630
LaSalle Logiport REIT	231	220,295
MCUBS MidCity Investment Corp.	42	127,631
Mitsui Fudosan Logistics Park Inc.	42	124,816
Mori Hills REIT Investment Corp.	294	405,454
MORI TRUST Sogo REIT Inc.	210	345,542
Nippon Accommodations Fund Inc.	105	456,562

Security	Shares	Value
NIPPON REIT Investment Corp.	84	$218,850
Orix JREIT Inc.	504	796,868
Premier Investment Corp.	273	314,517
Sekisui House Reit Inc.	168	229,736
Sekisui House SI Residential Investment Corp.	210	236,493
TOKYU REIT Inc.	189	240,378

		11,490,971
FOOD & STAPLES RETAILING — 3.00%
Ain Holdings Inc.	4,200	302,936
Arcs Co. Ltd.	8,400	190,245
Axial Retailing Inc.	2,100	84,743
Belc Co. Ltd.	2,100	85,213
Cawachi Ltd.	4,200	112,803
Cocokara fine Inc.	4,200	178,120
Cosmos Pharmaceutical Corp.	2,100	402,038
Create SD Holdings Co. Ltd.	6,300	145,499
Daikokutenbussan Co. Ltd.	2,100	95,348
Heiwado Co. Ltd.	6,300	151,750
Kato Sangyo Co. Ltd.	4,200	111,677
Kobe Bussan Co. Ltd.	2,100	71,417
Kusuri no Aoki Holdings Co. Ltd.	2,400	106,073
Life Corp.	2,100	62,126
Matsumotokiyoshi Holdings Co. Ltd.	8,400	398,659
Ministop Co. Ltd.	4,200	82,360
Mitsubishi Shokuhin Co. Ltd.	2,100	65,599
Qol Co. Ltd.	4,200	58,598
San-A Co. Ltd.	4,200	193,324
Sogo Medical Co. Ltd.	2,100	73,763
Sugi Holdings Co. Ltd.	8,400	388,899
United Super Markets Holdings Inc.	10,500	95,160
Valor Holdings Co. Ltd.	8,400	209,240
Welcia Holdings Co. Ltd.	8,400	235,367
Yaoko Co. Ltd.	4,200	171,551
Yokohama Reito Co. Ltd.	10,500	99,759

		4,172,267
FOOD PRODUCTS — 4.90%
Ariake Japan Co. Ltd.	4,200	237,994
DyDo Group Holdings Inc.	2,100	106,797
Ezaki Glico Co. Ltd.	8,400	405,416
Fuji Oil Holdings Inc.	12,600	285,143
Fujicco Co. Ltd.	4,200	91,331
Fujiya Co. Ltd.	42,000	85,963
Hokuto Corp.	4,200	81,571
House Foods Group Inc.	12,600	269,377

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Itoham Yonekyu Holdings Inc.[b]	29,400	$293,777
J-Oil Mills Inc.	2,100	78,737
Kagome Co. Ltd.	16,800	433,195
Kameda Seika Co. Ltd.	2,100	94,222
Kenko Mayonnaise Co. Ltd.	2,100	51,240
Kewpie Corp.	23,100	617,115
KEY Coffee Inc.	4,200	82,360
Kotobuki Spirits Co. Ltd.	4,200	100,678
Marudai Food Co. Ltd.	21,000	92,157
Maruha Nichiro Corp.	8,400	252,634
MEGMILK SNOW BRAND Co. Ltd.	8,400	229,736
Mitsui Sugar Co. Ltd.	4,200	101,917
Morinaga & Co. Ltd./Japan	8,400	379,890
Morinaga Milk Industry Co. Ltd.	42,000	325,835
Nichirei Corp.	27,300	638,549
Nippon Beet Sugar Manufacturing Co. Ltd.	4,200	94,522
Nippon Flour Mills Co. Ltd.	10,500	159,727
Nippon Suisan Kaisha Ltd.	58,800	298,507
Nisshin OilliO Group Ltd. (The)	21,000	109,800
Prima Meat Packers Ltd.	21,000	85,025
Riken Vitamin Co. Ltd.	2,100	81,646
Rock Field Co. Ltd.	6,300	97,300
Rokko Butter Co. Ltd.	4,200	92,045
S Foods Inc.[a]	2,100	59,686
Sakata Seed Corp.	6,300	178,214
Showa Sangyo Co. Ltd.	21,000	114,680
Warabeya Nichiyo Holdings Co. Ltd.	4,200	94,447

		6,801,233
GAS UTILITIES — 0.10%
K&O Energy Group Inc.	4,200	67,044
Shizuoka Gas Co. Ltd.	10,500	66,818

		133,862
HEALTH CARE EQUIPMENT & SUPPLIES — 1.67%
Asahi Intecc Co. Ltd.	10,500	415,739
Eiken Chemical Co. Ltd.	4,200	114,868
Fukuda Denshi Co. Ltd.	2,100	123,314
Hogy Medical Co. Ltd.	2,100	124,628
JEOL Ltd.	21,000	99,102
Mani Inc.	4,200	97,300
Menicon Co. Ltd.	2,100	67,382
Nagaileben Co. Ltd.	4,200	90,205
Nakanishi Inc.	4,200	167,985
Nihon Kohden Corp.	16,800	369,229
Nikkiso Co. Ltd.	12,600	138,517

Security	Shares	Value
Nipro Corp.	27,300	$354,533
Paramount Bed Holdings Co. Ltd.	4,200	158,976

		2,321,778
HEALTH CARE PROVIDERS & SERVICES — 0.74%
AS ONE Corp.	2,100	94,222
BML Inc.	4,200	92,007
Japan Lifeline Co. Ltd.	4,200	75,903
NichiiGakkan Co. Ltd.	8,400	65,692
Ship Healthcare Holdings Inc.	8,400	237,619
Toho Holdings Co. Ltd.	10,500	227,765
Tokai Corp./Gifu	2,100	75,734
Tsukui Corp.	12,600	77,480
Vital KSK Holdings Inc.	8,400	77,930

		1,024,352
HOTELS, RESTAURANTS & LEISURE — 3.08%
Atom Corp.	18,900	123,314
BRONCO BILLY Co. Ltd.	2,100	53,586
Colowide Co. Ltd.[a]	12,600	208,339
Create Restaurants Holdings Inc.[a]	10,500	91,594
Doutor Nichires Holdings Co. Ltd.	6,300	121,963
Fuji Kyuko Co. Ltd.[a]	8,000	72,932
Fujita Kanko Inc.[a]	21,000	67,194
Hiday Hidaka Corp.	2,616	55,063
Hiramatsu Inc.	6,300	38,402
HIS Co. Ltd.[a]	8,400	223,580
Ichibanya Co. Ltd.	2,100	69,352
Kappa Create Co. Ltd.	6,300	72,412
Kisoji Co. Ltd.	4,200	92,382
KNT-CT Holdings Co. Ltd.[b]	21,000	25,526
Komeda Holdings Co. Ltd.	6,300	104,395
Koshidaka Holdings Co. Ltd.	2,100	43,995
Kura Corp.	2,100	87,277
Kyoritsu Maintenance Co. Ltd.	2,140	134,653
MOS Food Services Inc.	6,300	188,913
Ohsho Food Service Corp.	2,100	78,456
Plenus Co. Ltd.	4,200	91,444
Resorttrust Inc.	16,800	309,318
Ringer Hut Co. Ltd.[a]	4,200	84,912
Round One Corp.	14,700	110,757
Royal Holdings Co. Ltd.	6,300	114,361
Saizeriya Co. Ltd.	6,300	149,159
Skylark Co. Ltd.	21,000	311,758
St. Marc Holdings Co. Ltd.	4,200	129,508
Tokyo Dome Corp.	18,900	189,870
Tokyotokeiba Co. Ltd.	42,000	99,853

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Toridoll Holdings Corp.	4,200	$87,502
Tosho Co. Ltd.	2,100	91,876
WATAMI Co. Ltd.[a]	4,200	48,687
Yoshinoya Holdings Co. Ltd.[a]	12,600	185,365
Zensho Holdings Co. Ltd.	18,900	321,630

		4,279,328
HOUSEHOLD DURABLES — 2.11%
Alpine Electronics Inc.	8,400	122,376
Chofu Seisakusho Co. Ltd.	4,200	102,668
Clarion Co. Ltd.	21,000	80,895
Foster Electric Co. Ltd.	4,200	72,036
France Bed Holdings Co. Ltd.	6,300	53,549
Fujitsu General Ltd.	10,000	196,273
Haseko Corp.	58,800	698,968
JVC Kenwood Corp.	27,300	69,540
Misawa Homes Co. Ltd.	6,300	59,743
PanaHome Corp.	21,000	196,139
Pioneer Corp.[b]	67,200	136,941
Pressance Corp.	8,400	102,705
Sangetsu Corp.	10,500	181,686
Starts Corp. Inc.	6,300	135,983
Sumitomo Forestry Co. Ltd.	27,300	398,941
Tamron Co. Ltd.	4,200	79,244
Token Corp.	2,120	152,911
Zojirushi Corp.[a]	6,300	84,462

		2,925,060
HOUSEHOLD PRODUCTS — 0.56%
Earth Chemical Co. Ltd.	2,100	100,228
Pigeon Corp.	23,100	682,357

		782,585
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.05%
eRex Co. Ltd.	2,100	65,317

		65,317
INDUSTRIAL CONGLOMERATES — 0.32%
Katakura Industries Co. Ltd.	4,200	57,584
Nisshinbo Holdings Inc.	25,200	258,115
TOKAI Holdings Corp.[a]	16,800	124,027

		439,726
INSURANCE — 0.06%
Anicom Holdings Inc.[a]	4,200	83,035

		83,035
INTERNET & DIRECT MARKETING RETAIL — 0.18%
ASKUL Corp.	4,200	120,874

Security	Shares	Value
Belluna Co. Ltd.	10,500	$79,488
Senshukai Co. Ltd.	6,300	44,934

		245,296
INTERNET SOFTWARE & SERVICES — 0.88%
COOKPAD Inc.[a]	10,500	90,092
CROOZ Inc.	2,100	51,184
Dip Corp.	6,300	132,098
F@N Communications Inc.	12,600	88,628
GMO Internet Inc.	14,700	191,822
Gree Inc.	23,100	145,969
Gurunavi Inc.	6,300	125,454
Infomart Corp.[a]	16,800	89,492
Internet Initiative Japan Inc.	6,300	114,924
Istyle Inc.[a]	6,300	53,887
SMS Co. Ltd.	4,200	93,358
UNITED Inc./Japan	2,100	40,992

		1,217,900
IT SERVICES — 1.92%
Digital Garage Inc.	8,400	159,614
DTS Corp.	4,200	97,187
GMO Payment Gateway Inc.[a]	4,274	244,862
Hearts United Group Co. Ltd.	4,200	54,806
Ines Corp.	6,300	62,783
Information Services International- Dentsu Ltd.	2,100	42,588
Itochu Techno-Solutions Corp.	10,500	285,762
Kanematsu Electronics Ltd.	4,200	102,067
NEC Networks & System Integration Corp.	4,200	80,295
NET One Systems Co. Ltd.	16,800	129,133
Nihon Unisys Ltd.	12,600	168,811
NS Solutions Corp.	8,400	170,650
SCSK Corp.	10,556	390,596
TIS Inc.	16,848	410,490
TKC Corp.	4,200	122,939
Transcosmos Inc.	6,300	148,427

		2,671,010
LEISURE PRODUCTS — 0.63%
Fields Corp.	2,100	23,405
Heiwa Corp.	10,516	285,728
Mars Engineering Corp.	2,100	44,539
Mizuno Corp.	21,000	112,616
Tomy Co. Ltd.	14,700	155,560
Universal Entertainment Corp.[b]	4,200	155,034
Yonex Co. Ltd.	2,100	91,688

		868,570

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.10%
EPS Holdings Inc.	6,300	$87,446
Linical Co. Ltd.	4,200	57,359

		144,805
MACHINERY — 6.89%
Aichi Corp.	6,300	49,326
Aida Engineering Ltd.	10,500	94,034
Anest Iwata Corp.	8,400	82,059
Asahi Diamond Industrial Co. Ltd.	10,500	86,245
Bando Chemical Industries Ltd.	10,500	99,383
CKD Corp.	10,500	136,171
Daifuku Co. Ltd.	18,900	443,255
Daiwa Industries Ltd.	6,300	59,630
DMG Mori Co. Ltd.	23,100	367,089
Ebara Corp.	18,900	559,137
Fuji Machine Manufacturing Co. Ltd.	14,700	196,683
Fujitec Co. Ltd.	10,500	120,968
Fukushima Industries Corp.	2,100	72,168
Furukawa Co. Ltd.	63,000	130,634
Glory Ltd.	12,600	433,570
Harmonic Drive Systems Inc.[a]	6,300	196,796
Hirata Corp.[a]	2,100	143,022
Hitachi Koki Co. Ltd.	10,500	81,365
Hitachi Zosen Corp.	33,600	197,002
Iseki & Co. Ltd.	42,000	96,849
Japan Steel Works Ltd. (The)	12,600	226,020
Kato Works Co. Ltd.	2,100	53,905
Kitz Corp.	16,800	115,168
Komori Corp.	10,500	140,582
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,300	104,845
Makino Milling Machine Co. Ltd.	21,000	196,139
Max Co. Ltd.	4,000	54,556
Meidensha Corp.	42,000	144,899
METAWATER Co. Ltd.	2,100	52,967
Mitsui Engineering & Shipbuilding Co. Ltd.	147,000	243,062
Miura Co. Ltd.	18,900	292,238
Morita Holdings Corp.	6,300	87,277
Nachi-Fujikoshi Corp.	42,000	227,859
Namura Shipbuilding Co. Ltd.	10,500	70,573
Nippon Sharyo Ltd.[a,b]	21,000	56,683
Nippon Thompson Co. Ltd.	12,600	60,700
Nitta Corp.	4,200	113,742
Nitto Kohki Co. Ltd.	2,100	48,387
Noritake Co. Ltd./Nagoya Japan	2,100	55,069

Security	Shares	Value
NTN Corp.	84,000	$419,681
Obara Group Inc.	2,100	93,565
Oiles Corp.	4,296	79,980
OKUMA Corp.	21,000	229,548
OSG Corp.[a]	16,800	354,664
Ryobi Ltd.	21,000	91,969
Shibuya Corp.	4,200	107,135
Shima Seiki Manufacturing Ltd.	4,200	141,708
Shinmaywa Industries Ltd.	21,000	217,161
Sintokogio Ltd.	8,400	77,480
Sodick Co. Ltd.	8,400	87,240
Star Micronics Co. Ltd.	8,400	122,601
Tadano Ltd.	21,000	271,404
Takeuchi Manufacturing Co. Ltd.	8,400	168,773
Takuma Co. Ltd.	16,800	155,259
Teikoku Sen-I Co. Ltd.	4,200	64,979
Tocalo Co. Ltd.	4,200	98,801
Toshiba Machine Co. Ltd.	21,000	90,280
Tsubaki Nakashima Co. Ltd.	4,200	71,961
Tsubakimoto Chain Co.	21,000	180,748
Tsugami Corp.	21,000	130,822
Tsukishima Kikai Co. Ltd.	6,300	70,779
Tsurumi Manufacturing Co. Ltd.	4,200	57,809
Union Tool Co.	2,100	69,353
YAMABIKO Corp.	6,300	79,563
Yushin Precision Equipment Co. Ltd.	2,100	54,018

		9,577,338
MARINE — 0.47%
Iino Kaiun Kaisha Ltd.	18,900	89,192
Kawasaki Kisen Kaisha Ltd.[a]	189,000	511,838
NS United Kaiun Kaisha Ltd.	21,000	46,923

		647,953
MEDIA — 1.91%
Adways Inc.[a]	6,300	28,830
Asatsu-DK Inc.	6,300	166,784
Avex Group Holdings Inc.	6,300	92,514
CyberAgent Inc.	21,000	586,540
D.A. Consortium Holdings Inc.[b]	6,300	71,061
Daiichikosho Co. Ltd.	8,400	349,859
Kadokawa Dwango[b]	10,508	156,843
Next Co. Ltd.[a]	10,500	69,165
Septeni Holdings Co. Ltd.[a]	21,000	67,569
Shochiku Co. Ltd.	21,000	243,062
SKY Perfect JSAT Holdings Inc.	31,500	140,488
Toei Co. Ltd.	21,000	188,068

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Tokyo Broadcasting System Holdings Inc.	8,400	$152,707
TV Asahi Holdings Corp.	4,200	85,963
USEN Corp.	23,180	95,301
Vector Inc.[b]	6,300	73,200
Zenrin Co. Ltd.	4,200	85,062

		2,653,016
METALS & MINING — 2.64%
Aichi Steel Corp.	2,100	92,345
Asahi Holdings Inc.	6,300	109,462
Daido Steel Co. Ltd.	63,000	310,819
Dowa Holdings Co. Ltd.	42,000	341,976
Godo Steel Ltd.	2,100	35,324
Kyoei Steel Ltd.	4,200	79,206
Mitsubishi Steel Manufacturing Co. Ltd.	42,000	96,099
Mitsui Mining & Smelting Co. Ltd.	126,000	417,804
Nakayama Steel Works Ltd.[b]	4,200	29,655
Neturen Co. Ltd.	6,300	50,846
Nippon Denko Co. Ltd.	23,100	66,068
Nippon Light Metal Holdings Co. Ltd.	100,800	248,655
Nisshin Steel Co. Ltd.[a]	18,900	269,771
Nittetsu Mining Co. Ltd.	2,100	108,674
Osaka Steel Co. Ltd.	2,100	39,697
OSAKA Titanium Technologies Co. Ltd.[a,b]	4,200	67,982
Pacific Metals Co. Ltd.[b]	21,000	76,766
Sanyo Special Steel Co. Ltd.	21,000	114,680
Toho Titanium Co. Ltd.[a]	6,300	53,155
Toho Zinc Co. Ltd.	21,000	108,674
Tokyo Rope Manufacturing Co. Ltd.	4,200	66,894
Tokyo Steel Manufacturing Co. Ltd.	21,000	182,437
Topy Industries Ltd.	4,200	118,434
Toyo Kohan Co. Ltd.	10,500	43,545
UACJ Corp.	63,140	174,378
Yamato Kogyo Co. Ltd.	8,400	239,496
Yodogawa Steel Works Ltd.	4,200	125,379

		3,668,221
MULTILINE RETAIL — 0.90%
Fuji Co. Ltd./Ehime	4,200	90,017
H2O Retailing Corp.	16,835	286,188
Izumi Co. Ltd.	8,400	376,887
Kintetsu Department Store Co. Ltd.[b]	21,000	65,505
Matsuya Co. Ltd.[a]	6,300	57,659
Parco Co. Ltd.	4,200	43,808

Security	Shares	Value
Seria Co. Ltd.	4,200	$331,841

		1,251,905
OIL, GAS & CONSUMABLE FUELS — 0.53%
Cosmo Energy Holdings Co. Ltd.	12,600	217,010
ITOCHU Enex Co. Ltd.	10,500	88,779
Japan Petroleum Exploration Co. Ltd.	6,300	152,594
Nippon Gas Co. Ltd.	6,300	187,505
San-Ai Oil Co. Ltd.	10,500	89,717

		735,605
PAPER & FOREST PRODUCTS — 0.70%
Daiken Corp.	4,200	80,558
Daio Paper Corp.[a]	14,700	182,888
Hokuetsu Kishu Paper Co. Ltd.	27,300	188,368
Mitsubishi Paper Mills Ltd.[b]	8,400	58,335
Nippon Paper Industries Co. Ltd.	21,000	383,456
Tokushu Tokai Paper Co. Ltd.	2,100	81,365

		974,970
PERSONAL PRODUCTS — 1.01%
Ci:z Holdings Co. Ltd.	6,300	185,534
Euglena Co. Ltd.[a,b]	12,600	136,377
Fancl Corp.	8,400	124,403
Kobayashi Pharmaceutical Co. Ltd.	10,500	488,001
Mandom Corp.	4,200	198,579
Milbon Co. Ltd.	2,100	103,794
Noevir Holdings Co. Ltd.	4,200	167,610

		1,404,298
PHARMACEUTICALS — 2.59%
ASKA Pharmaceutical Co. Ltd.	4,200	64,641
JCR Pharmaceuticals Co. Ltd.	4,200	102,968
Kaken Pharmaceutical Co. Ltd.	6,300	340,099
Kissei Pharmaceutical Co. Ltd.	6,300	160,477
KYORIN Holdings Inc.	8,400	178,008
Mochida Pharmaceutical Co. Ltd.	2,100	158,976
Nichi-Iko Pharmaceutical Co. Ltd.	8,450	128,013
Nippon Shinyaku Co. Ltd.	10,500	568,709
Rohto Pharmaceutical Co. Ltd.	21,000	401,662
Sawai Pharmaceutical Co. Ltd.	6,300	341,789
Seikagaku Corp.	8,400	133,863
Sosei Group Corp.[a,b]	3,300	386,379
Torii Pharmaceutical Co. Ltd.	2,100	55,219
Towa Pharmaceutical Co. Ltd.	2,100	100,416
Tsumura & Co.	12,600	375,010
ZERIA Pharmaceutical Co. Ltd.	6,300	98,595

		3,594,824

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
PROFESSIONAL SERVICES — 1.46%
Benefit One Inc.	4,200	$119,936
en-japan Inc.	4,200	81,909
Funai Soken Holdings Inc.	4,200	76,842
JAC Recruitment Co. Ltd.	4,200	59,761
Meitec Corp.	6,300	247,191
Nihon M&A Center Inc.	12,600	387,961
Nomura Co. Ltd.	8,400	139,268
Outsourcing Inc.[a]	2,100	71,042
Tanseisha Co. Ltd.	8,400	63,365
TechnoPro Holdings Inc.	6,300	221,571
Temp Holdings Co. Ltd.	29,400	500,051
Yumeshin Holdings Co. Ltd.[a]	8,400	60,512

		2,029,409
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.60%
Ardepro Co. Ltd.	31,500	43,920
Daibiru Corp.	10,500	96,005
Daikyo Inc.	63,000	132,323
Goldcrest Co. Ltd.	4,200	76,992
Heiwa Real Estate Co. Ltd.	8,400	118,847
Ichigo Inc.	44,100	139,925
Kenedix Inc.	52,500	207,400
Leopalace21 Corp.	50,400	265,773
NTT Urban Development Corp.	25,200	232,664
Open House Co. Ltd.	6,300	150,173
Relo Group Inc.	2,100	305,564
Sumitomo Real Estate Sales Co. Ltd.	4,200	107,360
Takara Leben Co. Ltd.	16,800	89,342
TOC Co. Ltd.	12,600	103,719
Tosei Corp.	6,300	43,076
Unizo Holdings Co. Ltd.	4,200	110,513

		2,223,596
ROAD & RAIL — 2.04%
Fukuyama Transporting Co. Ltd.[a]	21,000	127,443
Hitachi Transport System Ltd.	10,500	216,222
Nankai Electric Railway Co. Ltd.	105,000	518,032
Nikkon Holdings Co. Ltd.	12,600	279,512
Nishi-Nippon Railroad Co. Ltd.	63,000	278,161
Sankyu Inc.	63,000	404,853
Seino Holdings Co. Ltd.	29,400	340,024
Senko Co. Ltd.	21,000	137,766
Sotetsu Holdings Inc.	84,000	420,432
Trancom Co. Ltd.	2,100	111,677

		2,834,122

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.81%
Advantest Corp.	33,600	$592,809
Disco Corp.	6,300	951,039
Japan Material Co. Ltd.	4,200	60,437
Lasertec Corp.	4,200	105,521
Megachips Corp.[a]	2,100	49,194
Micronics Japan Co. Ltd.[a]	6,300	52,310
Sanken Electric Co. Ltd.[b]	21,000	92,908
SCREEN Holdings Co. Ltd.	8,400	569,084
Shindengen Electric Manufacturing Co. Ltd.	21,000	88,779
Shinko Electric Industries Co. Ltd.	14,700	105,108
Sumco Corp.	39,900	589,130
Tokyo Seimitsu Co. Ltd.	8,400	274,407
ULVAC Inc.	8,400	372,382

		3,903,108
SOFTWARE — 1.32%
Broadleaf Co. Ltd.	12,600	76,579
Capcom Co. Ltd.	10,500	214,439
COLOPL Inc.[a]	10,500	97,788
Fuji Soft Inc.	4,200	107,097
GungHo Online Entertainment Inc.[a]	79,800	185,440
Justsystems Corp.	6,300	65,204
Koei Tecmo Holdings Co. Ltd.	8,440	168,521
Marvelous Inc.[a]	6,300	52,704
Miroku Jyoho Service Co. Ltd.	4,200	64,116
NSD Co. Ltd.	8,400	126,730
OBIC Business Consultants Co. Ltd.	2,100	102,480
Square Enix Holdings Co. Ltd.	18,900	576,874

		1,837,972
SPECIALTY RETAIL — 2.87%
Adastria Co. Ltd.	4,200	109,200
Alpen Co. Ltd.	4,200	74,852
AOKI Holdings Inc.	8,400	103,756
Aoyama Trading Co. Ltd.	10,500	395,093
Arcland Sakamoto Co. Ltd.	4,200	55,182
Asahi Co. Ltd.[a]	4,200	48,875
Autobacs Seven Co. Ltd.	12,600	200,343
BIC Camera Inc.	18,900	183,958
Chiyoda Co. Ltd.	4,200	104,282
DCM Holdings Co. Ltd.	21,000	187,505
EDION Corp.	14,700	134,538
Geo Holdings Corp.	6,300	76,353
IDOM Inc.	12,600	82,435

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Jin Co. Ltd.	2,100	$112,616
Joshin Denki Co. Ltd.	7,000	69,884
Joyful Honda Co. Ltd.	6,300	199,330
K’s Holdings Corp.	16,800	300,008
Kohnan Shoji Co. Ltd.	6,300	120,611
Komeri Co. Ltd.	6,300	156,198
Laox Co. Ltd.[b]	6,300	36,037
Nishimatsuya Chain Co. Ltd.	10,500	118,153
Nojima Corp.	4,200	54,393
PAL GROUP Holdings Co. Ltd.	2,100	51,353
PC Depot Corp.[a]	7,540	37,537
Sac’s Bar Holdings Inc.	4,200	46,322
Sanrio Co. Ltd.	10,500	208,808
Shimachu Co. Ltd.	10,500	267,556
T-Gaia Corp.	4,200	72,074
United Arrows Ltd.	4,200	132,699
VT Holdings Co. Ltd.	14,700	69,108
Xebio Holdings Co. Ltd.	4,200	69,634
Yellow Hat Ltd.	4,200	107,285

		3,985,978
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.62%
Eizo Corp.	4,200	123,127
Elecom Co. Ltd.	4,200	78,305
Hitachi Maxell Ltd.	8,400	164,719
MCJ Co. Ltd.	6,300	69,709
Melco Holdings Inc.	2,100	62,220
Riso Kagaku Corp.	4,200	75,865
Roland DG Corp.	2,100	64,942
Toshiba TEC Corp.[b]	21,000	112,053
Wacom Co. Ltd.	29,400	110,889

		861,829
TEXTILES, APPAREL & LUXURY GOODS — 1.09%
Descente Ltd.	8,400	98,351
Fujibo Holdings Inc.	2,100	61,094
Gunze Ltd.	42,000	155,034
Japan Wool Textile Co. Ltd. (The)	14,700	117,195
Kurabo Industries Ltd.	42,000	90,468
Onward Holdings Co. Ltd.	21,000	156,160
Seiko Holdings Corp.	21,000	90,280
Seiren Co. Ltd.	10,500	139,831
TSI Holdings Co. Ltd.	14,700	102,612
Tsutsumi Jewelry Co. Ltd.	2,100	39,059
Unitika Ltd.[b]	126,000	108,111
Wacoal Holdings Corp.	21,000	264,835

Security	Shares	Value
Yondoshi Holdings Inc.	4,200	$95,723

		1,518,753
TRADING COMPANIES & DISTRIBUTORS — 2.49%
Hanwa Co. Ltd.	42,000	302,561
Inaba Denki Sangyo Co. Ltd.	6,300	222,134
Inabata & Co. Ltd.	8,400	110,363
Iwatani Corp.	42,000	246,628
Japan Pulp & Paper Co. Ltd.	21,000	70,385
Kamei Corp.	4,200	48,612
Kanamoto Co. Ltd.	6,300	160,590
Kanematsu Corp.	84,000	146,400
Kuroda Electric Co. Ltd.	6,300	131,479
MonotaRO Co. Ltd.	12,600	358,118
Nagase & Co. Ltd.	21,000	306,502
Nippon Steel & Sumikin Bussan Corp.	2,244	97,073
Nishio Rent All Co. Ltd.	4,200	122,188
Sojitz Corp.	252,000	655,423
Trusco Nakayama Corp.	8,400	190,321
Wakita & Co. Ltd.	8,400	77,329
Yamazen Corp.	10,500	98,163
Yuasa Trading Co. Ltd.	4,200	121,437

		3,465,706
TRANSPORTATION INFRASTRUCTURE — 0.14%
Nissin Corp.	21,000	70,948
Sumitomo Warehouse Co. Ltd. (The)	21,000	121,625

		192,573

TOTAL COMMON STOCKS (Cost: $135,919,930)		138,273,007

SHORT-TERM INVESTMENTS — 4.50%

MONEY MARKET FUNDS — 4.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	6,221,381	6,223,869
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	27,929	27,929

		6,251,798

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,250,029)		6,251,798

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 104.03% (Cost: $142,169,959)[f]	$144,524,805
Other Assets, Less Liabilities — (4.03)%	(5,598,867)

NET ASSETS — 100.00%	$138,925,938

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $144,961,640. Net unrealized depreciation was $436,835, of which $10,912,245 represented gross unrealized appreciation on securities and $11,349,080 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$138,273,007	$—	$—	$138,273,007
Money market funds	6,251,798	—	—	6,251,798

Total	$144,524,805	$—	$—	$144,524,805

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.44%

AIRLINES — 0.88%
AirAsia Bhd	3,736,900	$2,272,439

		2,272,439
AUTOMOBILES — 0.56%
UMW Holdings Bhd[a]	1,161,200	1,448,885

		1,448,885
BANKS — 27.70%
Alliance Financial Group Bhd	2,498,600	2,144,069
AMMB Holdings Bhd	4,478,237	4,669,873
CIMB Group Holdings Bhd	7,685,992	8,603,464
Hong Leong Bank Bhd	1,610,340	4,925,319
Hong Leong Financial Group Bhd	568,800	1,929,308
Malayan Banking Bhd[a]	8,834,093	17,111,081
Public Bank Bhd	6,729,080	30,250,549
RHB Bank Bhd	1,985,902	2,164,812
RHB Bank Bhd New[b]	1,621,200	4

		71,798,479
CHEMICALS — 3.74%
Petronas Chemicals Group Bhd	5,942,900	9,704,060

		9,704,060
CONSTRUCTION & ENGINEERING — 5.03%
Dialog Group Bhd	7,950,454	3,008,280
Gamuda Bhd	4,200,000	4,644,594
IJM Corp. Bhd	7,136,180	5,384,280

		13,037,154
CONSTRUCTION MATERIALS — 0.48%
Lafarge Malaysia Bhd	841,560	1,250,968

		1,250,968
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.49%
Telekom Malaysia Bhd	2,791,600	3,873,031

		3,873,031
ELECTRIC UTILITIES — 9.88%
Tenaga Nasional Bhd	8,397,612	25,608,934

		25,608,934
ENERGY EQUIPMENT & SERVICES — 1.59%
Sapurakencana Petroleum Bhd[b]	9,644,600	4,127,194

		4,127,194
FOOD PRODUCTS — 7.29%
Felda Global Ventures Holdings Bhd[a]	3,161,700	1,338,738
Genting Plantations Bhd	592,000	1,530,667
IOI Corp. Bhd	5,600,230	5,902,945
Kuala Lumpur Kepong Bhd	1,057,300	5,748,473

Security	Shares	Value
PPB Group Bhd	1,174,166	$4,374,033

		18,894,856
GAS UTILITIES — 2.98%
Petronas Gas Bhd	1,714,900	7,732,499

		7,732,499
HEALTH CARE EQUIPMENT & SUPPLIES — 0.69%
Hartalega Holdings Bhd	1,625,800	1,779,592

		1,779,592
HEALTH CARE PROVIDERS & SERVICES — 4.26%
IHH Healthcare Bhd	8,153,300	11,036,336

		11,036,336
HOTELS, RESTAURANTS & LEISURE — 8.26%
Berjaya Sports Toto Bhd	1,672,317	1,099,812
Genting Bhd	5,571,500	11,607,292
Genting Malaysia Bhd	7,351,900	8,693,125

		21,400,229
INDUSTRIAL CONGLOMERATES — 5.69%
HAP Seng Consolidated Bhd	1,541,200	3,137,939
Sime Darby Bhd	5,757,655	11,619,051

		14,756,990
MARINE — 1.78%
MISC Bhd	2,763,320	4,617,981

		4,617,981
MEDIA — 0.96%
Astro Malaysia Holdings Bhd	3,869,900	2,484,057

		2,484,057
MULTI-UTILITIES — 2.11%
YTL Corp. Bhd	10,798,212	3,769,646
YTL Power International Bhd	5,044,300	1,692,794

		5,462,440
OIL, GAS & CONSUMABLE FUELS — 1.05%
Petronas Dagangan Bhd	492,000	2,714,865

		2,714,865
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.70%
IOI Properties Group Bhd	3,828,600	1,819,447

		1,819,447
TOBACCO — 1.49%
British American Tobacco Malaysia Bhd	353,500	3,861,430

		3,861,430
TRANSPORTATION INFRASTRUCTURE — 1.92%
Malaysia Airports Holdings Bhd	1,848,800	2,698,249
Westports Holdings Bhd	2,533,200	2,287,867

		4,986,116

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

February 28, 2017

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 8.91%
Axiata Group Bhd[a]	6,659,600	$6,644,601
DiGi.Com Bhd	8,663,600	9,834,357
Maxis Bhd	4,649,200	6,607,309

		23,086,267

TOTAL COMMON STOCKS
(Cost: $147,606,024)		257,754,249

RIGHTS — 0.06%

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
IOI Properties Group Bhd[b]	963,725	158,450

		158,450

TOTAL RIGHTS
(Cost: $0)		158,450

SHORT-TERM INVESTMENTS — 4.80%

MONEY MARKET FUNDS — 4.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	12,392,225	12,397,182
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	56,031	56,031

		12,453,213

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,449,354)		12,453,213

Value
TOTAL INVESTMENTS IN SECURITIES — 104.30%
(Cost: $160,055,378)[f]	$270,365,912
Other Assets, Less Liabilities — (4.30)%	(11,156,665)

NET ASSETS — 100.00%	$259,209,247

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $185,076,545. Net unrealized appreciation was $85,289,367, of which $111,991,478 represented gross unrealized appreciation on securities and $26,702,111 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$257,754,245	$—	$4	$257,754,249
Rights	—	158,450	—	158,450
Money market funds	12,453,213	—	—	12,453,213

Total	$270,207,458	$158,450	$4	$270,365,912

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC ex JAPAN ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.36%

AUSTRALIA — 60.04%
AGL Energy Ltd.	1,044,674	$19,373,124
Alumina Ltd.	3,797,484	5,386,838
Amcor Ltd./Australia	1,798,004	19,422,652
AMP Ltd.	4,589,738	17,220,639
APA Group	1,728,779	11,244,791
Aristocrat Leisure Ltd.	840,729	10,730,147
ASX Ltd.	300,813	11,848,477
Aurizon Holdings Ltd.	3,186,691	12,544,446
AusNet Services	2,732,354	3,403,248
Australia & New Zealand Banking Group Ltd.	4,550,716	108,113,461
Bank of Queensland Ltd.	595,080	5,421,697
Bendigo & Adelaide Bank Ltd.	721,264	6,776,525
BHP Billiton Ltd.	4,991,062	95,934,437
Boral Ltd.	1,829,122	8,241,037
Brambles Ltd.	2,466,599	17,655,897
Caltex Australia Ltd.	405,594	8,775,203
Challenger Ltd./Australia	886,450	7,796,898
CIMIC Group Ltd.	152,040	4,411,653
Coca-Cola Amatil Ltd.	890,119	7,014,771
Cochlear Ltd.	89,138	8,947,080
Commonwealth Bank of Australia	2,683,667	169,853,909
Computershare Ltd.	721,282	7,492,073
Crown Resorts Ltd.	569,994	5,548,116
CSL Ltd.	708,540	64,205,520
Dexus Property Group	1,502,155	10,902,555
Domino’s Pizza Enterprises Ltd.	96,476	4,131,579
DUET Group	3,808,151	8,051,715
Flight Centre Travel Group Ltd.[a]	85,851	1,903,628
Fortescue Metals Group Ltd.	2,416,222	12,316,631
Goodman Group	2,775,023	16,108,500
GPT Group (The)	2,791,360	10,580,455
Harvey Norman Holdings Ltd.	871,619	3,451,242
Healthscope Ltd.	2,686,221	4,646,927
Incitec Pivot Ltd.	2,619,666	7,391,857
Insurance Australia Group Ltd.	3,679,089	16,972,003
James Hardie Industries PLC	685,010	10,270,062
LendLease Group	859,818	10,068,111
Macquarie Group Ltd.	475,446	31,674,613
Medibank Pvt Ltd.	4,277,526	9,274,347
Mirvac Group	5,750,086	9,505,049
National Australia Bank Ltd.	4,128,918	101,552,836
Newcrest Mining Ltd.	1,191,903	20,288,974

Security	Shares	Value
Oil Search Ltd.	2,133,229	$11,448,128
Orica Ltd.	582,159	8,186,474
Origin Energy Ltd.	2,725,563	13,746,800
Qantas Airways Ltd.	706,331	2,036,484
QBE Insurance Group Ltd.	2,128,915	20,149,206
Ramsay Health Care Ltd.	219,580	11,780,543
REA Group Ltd.	82,190	3,572,231
Rio Tinto Ltd.	658,951	31,406,267
Santos Ltd.	2,842,851	8,305,758
Scentre Group	8,267,444	27,714,006
Seek Ltd.	513,674	6,196,580
Sonic Healthcare Ltd.	614,004	10,159,095
South32 Ltd.	8,271,354	15,834,980
Stockland	3,733,870	13,550,108
Suncorp Group Ltd.	1,999,621	20,401,409
Sydney Airport	1,707,973	7,957,840
Tabcorp Holdings Ltd.	1,288,586	4,220,506
Tatts Group Ltd.	2,277,714	7,109,954
Telstra Corp. Ltd.	6,506,347	24,111,588
TPG Telecom Ltd.	527,347	2,530,012
Transurban Group	3,170,149	26,884,177
Treasury Wine Estates Ltd.	1,147,330	10,506,103
Vicinity Centres	5,220,688	11,600,244
Vocus Group Ltd.	825,654	2,780,441
Wesfarmers Ltd.	1,757,275	57,718,167
Westfield Corp.	3,064,558	20,734,429
Westpac Banking Corp.	5,209,486	134,979,040
Woodside Petroleum Ltd.	1,178,198	28,389,571
Woolworths Ltd.	2,001,555	39,641,944

		1,510,105,808
HONG KONG — 27.44%
AIA Group Ltd.	18,792,214	118,745,769
ASM Pacific Technology Ltd.	386,000	4,801,100
Bank of East Asia Ltd. (The)	1,891,920	7,823,642
BOC Hong Kong Holdings Ltd.[a]	5,693,500	22,517,433
Cathay Pacific Airways Ltd.[a]	1,868,000	2,743,361
Cheung Kong Infrastructure Holdings Ltd.	1,032,208	8,503,720
Cheung Kong Property Holdings Ltd.	4,149,732	28,226,378
CK Hutchison Holdings Ltd.	4,200,232	51,891,123
CLP Holdings Ltd.	2,605,500	26,499,910
First Pacific Co. Ltd./Hong Kong	3,474,500	2,551,340
Galaxy Entertainment Group Ltd.	3,678,000	17,626,085
Hang Lung Group Ltd.	1,351,000	5,612,886

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

February 28, 2017

Security	Shares	Value
Hang Lung Properties Ltd.	3,569,736	$9,013,498
Hang Seng Bank Ltd.	1,177,300	24,145,233
Henderson Land Development Co. Ltd.	1,692,820	9,835,320
HK Electric Investments & HK Electric Investments Ltd.[b]	4,149,500	3,624,321
HKT Trust & HKT Ltd.	5,883,338	7,852,080
Hong Kong & China Gas Co. Ltd.	11,891,852	22,887,654
Hong Kong Exchanges & Clearing Ltd.[a]	1,807,700	44,875,495
Hongkong Land Holdings Ltd.	1,814,300	12,391,669
Hysan Development Co. Ltd.	977,830	4,560,087
Jardine Matheson Holdings Ltd.	389,000	24,188,020
Jardine Strategic Holdings Ltd.	327,400	12,212,020
Kerry Properties Ltd.	1,028,500	3,153,425
Li & Fung Ltd.[a]	9,017,200	4,019,287
Link REIT	3,482,586	24,024,951
Melco Crown Entertainment Ltd. ADR	294,834	4,826,433
MGM China Holdings Ltd.	1,466,800	2,671,908
MTR Corp. Ltd.	2,316,286	12,249,166
New World Development Co. Ltd.	8,685,921	11,368,699
NWS Holdings Ltd.	2,435,000	4,435,571
PCCW Ltd.	6,562,867	3,999,042
Power Assets Holdings Ltd.	2,107,000	18,905,442
Sands China Ltd.	3,760,000	15,694,014
Shangri-La Asia Ltd.	2,007,000	2,554,498
Sino Land Co. Ltd.	4,870,800	8,483,561
SJM Holdings Ltd.	3,088,000	2,534,066
Sun Hung Kai Properties Ltd.	2,256,000	32,986,493
Swire Pacific Ltd. Class A	843,000	8,666,259
Swire Properties Ltd.	1,804,400	5,427,763
Techtronic Industries Co. Ltd.	2,123,207	7,603,934
WH Group Ltd.[b]	12,537,000	9,803,553
Wharf Holdings Ltd. (The)	2,134,600	16,925,665
Wheelock & Co. Ltd.	1,263,000	8,208,536
Wynn Macau Ltd.	2,393,200	4,266,937
Yue Yuen Industrial Holdings Ltd.	1,158,000	4,311,293

		690,248,640
NEW ZEALAND — 1.47%
Auckland International Airport Ltd.	1,480,139	7,857,546
Contact Energy Ltd.	1,124,515	3,977,063
Fletcher Building Ltd.	1,077,494	7,528,013
Mercury NZ Ltd.	1,088,240	2,479,269

Security	Shares	Value
Meridian Energy Ltd.	1,990,142	$3,886,299
Ryman Healthcare Ltd.	584,501	3,749,706
Spark New Zealand Ltd.	2,866,003	7,441,482

		36,919,378
SINGAPORE — 10.41%
Ascendas REIT	3,781,225	6,759,188
CapitaLand Commercial Trust	3,259,700	3,636,003
CapitaLand Ltd.	4,012,200	10,442,536
CapitaLand Mall Trust	3,876,900	5,461,008
City Developments Ltd.[a]	636,900	4,312,640
ComfortDelGro Corp. Ltd.	3,375,500	5,961,521
DBS Group Holdings Ltd.	2,776,500	37,184,116
Genting Singapore PLC	9,454,200	6,692,401
Global Logistic Properties Ltd.	4,166,800	7,925,128
Golden Agri-Resources Ltd.	11,076,487	3,009,592
Hutchison Port Holdings Trust[a]	8,199,300	3,115,734
Jardine Cycle & Carriage Ltd.	154,400	4,715,187
Keppel Corp. Ltd.	2,277,500	11,089,897
Oversea-Chinese Banking Corp. Ltd.[a]	4,910,724	33,216,867
SATS Ltd.	1,061,500	3,795,002
SembCorp Industries Ltd.[a]	1,524,840	3,488,962
Singapore Airlines Ltd.[a]	849,200	6,041,643
Singapore Exchange Ltd.	1,267,400	6,796,682
Singapore Press Holdings Ltd.[a]	2,198,217	5,501,240
Singapore Technologies Engineering Ltd.	2,449,500	6,445,361
Singapore Telecommunications Ltd.	12,502,828	35,223,011
StarHub Ltd.[a]	945,800	1,947,663
Suntec REIT[a]	3,780,800	4,676,833
United Overseas Bank Ltd.	2,026,600	31,155,054
UOL Group Ltd.	752,700	3,546,740
Wilmar International Ltd.	3,009,000	7,831,511
Yangzijiang Shipbuilding Holdings Ltd.[a]	2,970,200	1,964,488

		261,936,008

TOTAL COMMON STOCKS
(Cost: $2,563,487,113)		2,499,209,834

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	20,818,637	20,826,964

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

February 28, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	1,025,696	$1,025,696

		21,852,660

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,844,796)		21,852,660

TOTAL INVESTMENTS IN SECURITIES — 100.23%
(Cost: $2,585,331,909)[f]		2,521,062,494
Other Assets, Less Liabilities — (0.23)%		(5,801,328)

NET ASSETS — 100.00%		$2,515,261,166

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $2,668,867,496. Net unrealized depreciation was $147,805,002, of which $205,776,998 represented gross unrealized appreciation on securities and $353,582,000 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,499,209,834	$—	$—	$2,499,209,834
Money market funds	21,852,660	—	—	21,852,660

Total	$2,521,062,494	$—	$—	$2,521,062,494

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.55%

AEROSPACE & DEFENSE — 2.79%
Singapore Technologies Engineering Ltd.	5,770,200	$15,183,108

		15,183,108
AIRLINES — 2.62%
Singapore Airlines Ltd.[a]	2,010,667	14,304,913

		14,304,913
BANKS — 33.15%
DBS Group Holdings Ltd.	4,984,200	66,750,611
Oversea-Chinese Banking Corp. Ltd.[a]	8,679,150	58,707,060
United Overseas Bank Ltd.	3,597,200	55,299,989

		180,757,660
CAPITAL MARKETS — 2.88%
Singapore Exchange Ltd.	2,926,700	15,695,005

		15,695,005
DISTRIBUTORS — 2.34%
Jardine Cycle & Carriage Ltd.	417,144	12,739,066

		12,739,066
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.62%
Singapore Telecommunications Ltd.	22,495,468	63,374,312

		63,374,312
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.43%
Ascendas REIT	8,851,581	15,822,783
CapitaLand Commercial Trust	4,841,100	5,399,961
CapitaLand Mall Trust	9,388,800	13,225,080
Suntec REIT[a]	9,291,000	11,492,925

		45,940,749
FOOD PRODUCTS — 4.79%
Golden Agri-Resources Ltd.	29,537,628	8,025,668
Wilmar International Ltd.	6,943,800	18,072,598

		26,098,266
HOTELS, RESTAURANTS & LEISURE — 2.93%
Genting Singapore PLC	22,593,000	15,993,043

		15,993,043
INDUSTRIAL CONGLOMERATES — 6.24%
Keppel Corp. Ltd.	5,102,900	24,847,699
SembCorp Industries Ltd.[a]	4,010,400	9,176,132

		34,023,831

Security	Shares	Value
MACHINERY — 1.10%
Yangzijiang Shipbuilding Holdings Ltd.[a]	9,097,200	$6,016,882

		6,016,882
MEDIA — 2.56%
Singapore Press Holdings Ltd.[a]	5,573,400	13,947,946

		13,947,946
REAL ESTATE MANAGEMENT & DEVELOPMENT — 11.07%
CapitaLand Ltd.	7,432,800	19,345,316
City Developments Ltd.[a]	1,613,700	10,926,845
Global Logistic Properties Ltd.	10,954,100	20,834,369
UOL Group Ltd.	1,968,800	9,277,031

		60,383,561
ROAD & RAIL — 2.61%
ComfortDelGro Corp. Ltd.	8,069,100	14,250,958

		14,250,958
TRANSPORTATION INFRASTRUCTURE — 3.31%
Hutchison Port Holdings Trust[a]	21,712,600	8,250,788
SATS Ltd.	2,738,400	9,790,140

		18,040,928
WIRELESS TELECOMMUNICATION SERVICES — 1.11%
StarHub Ltd.[a]	2,934,000	6,041,915

		6,041,915

TOTAL COMMON STOCKS
(Cost: $600,002,243)		542,792,143

SHORT-TERM INVESTMENTS — 5.86%

MONEY MARKET FUNDS — 5.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[b,c,d]	31,927,172	31,939,943
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	24,281	24,281

		31,964,224

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,951,929)		31,964,224

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE CAPPED ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 105.41%
(Cost: $631,954,172)[e]	$574,756,367
Other Assets, Less Liabilities — (5.41)%	(29,507,694)

NET ASSETS — 100.00%	$545,248,673

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments for federal income tax purposes was $646,461,948. Net unrealized depreciation was $71,705,581, of which $12,161,422 represented gross unrealized appreciation on securities and $83,867,003 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Singapore Index	190	Mar. 2017	Singapore Exchange	$4,701,033	$4,678,167	$(22,867)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$542,792,143	$—	$—	$542,792,143
Money market funds	31,964,224	—	—	31,964,224

Total	$574,756,367	$—	$—	$574,756,367

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(22,867)	$—	$—	$(22,867)

Total	$(22,867)	$—	$—	$(22,867)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

AIRLINES — 0.48%
China Airlines Ltd.	20,108,761	$6,610,525
EVA Airways Corp.	15,538,193	7,712,580

		14,323,105
AUTO COMPONENTS — 0.85%
Cheng Shin Rubber Industry Co. Ltd.[a]	11,882,670	25,255,532

		25,255,532
AUTOMOBILES — 0.20%
Yulon Motor Co. Ltd.	6,398,362	5,956,130

		5,956,130
BANKS — 10.46%
Chang Hwa Commercial Bank Ltd.	31,990,570	19,106,774
China Development Financial Holding Corp.	84,088,508	22,169,249
CTBC Financial Holding Co. Ltd.	101,454,325	60,594,882
E.Sun Financial Holding Co. Ltd.	47,528,115	28,850,858
First Financial Holding Co. Ltd.	58,496,090	34,556,741
Hua Nan Financial Holdings Co. Ltd.	46,614,711	25,641,239
Mega Financial Holding Co. Ltd.	63,980,271	49,770,647
SinoPac Financial Holdings Co. Ltd.	62,152,118	18,914,587
Taishin Financial Holding Co. Ltd.	54,840,210	21,687,261
Taiwan Business Bank	26,506,784	7,255,750
Taiwan Cooperative Financial Holding Co. Ltd.[a]	48,442,286	23,098,914

		311,646,902
BIOTECHNOLOGY — 0.53%
OBI Pharma Inc.[a,b]	914,000	10,397,351
TaiMed Biologics Inc.[a,b]	914,000	5,458,981

		15,856,332
CAPITAL MARKETS — 0.83%
Yuanta Financial Holding Co. Ltd.	58,496,248	24,751,452

		24,751,452
CHEMICALS — 7.14%
Formosa Chemicals & Fibre Corp.	19,194,610	60,726,027

Security	Shares	Value
Formosa Plastics Corp.	24,678,518	$74,380,548
Nan Ya Plastics Corp.	28,334,938	68,800,312
Taiwan Fertilizer Co. Ltd.	6,398,000	8,850,391

		212,757,278
CONSTRUCTION MATERIALS — 1.35%
Asia Cement Corp.	14,624,136	14,470,153
Taiwan Cement Corp.	21,022,504	25,761,950

		40,232,103
DIVERSIFIED FINANCIAL SERVICES — 2.66%
Chailease Holding Co. Ltd.[a]	7,312,937	15,685,796
Fubon Financial Holding Co. Ltd.	39,302,515	63,641,841

		79,327,637
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.60%
Asia Pacific Telecom Co. Ltd.[b]	13,710,000	4,596,254
Chunghwa Telecom Co. Ltd.	21,936,648	72,828,229

		77,424,483
ELECTRICAL EQUIPMENT — 0.36%
Teco Electric and Machinery Co. Ltd.	11,882,092	10,712,775
Ya Hsin Industrial Co. Ltd.[b]	6,845,461	2

		10,712,777
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 16.22%
AU Optronics Corp.[a]	53,926,830	21,413,814
Delta Electronics Inc.	11,414,180	63,528,725
Hon Hai Precision Industry Co. Ltd.	88,658,003	258,267,817
Innolux Corp.[a]	55,754,873	22,684,131
Largan Precision Co. Ltd.	586,794	87,092,312
Pacific Electric Wire & Cable Co. Ltd.[b]	197	—
Synnex Technology International Corp.	10,054,364	11,044,796
WPG Holdings Ltd.	10,054,744	12,763,358
Zhen Ding Technology Holding Ltd.	2,742,072	6,827,624

		483,622,577
FOOD & STAPLES RETAILING — 0.90%
President Chain Store Corp.	3,656,215	26,835,370

		26,835,370
FOOD PRODUCTS — 1.92%
Standard Foods Corp.[a]	2,742,439	6,873,169
Uni-President Enterprises Corp.	28,334,189	50,353,857

		57,227,026

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN CAPPED ETF

February 28, 2017

Security	Shares	Value
HOUSEHOLD DURABLES — 0.30%
Nien Made Enterprise Co. Ltd.	914,000	$8,939,639

		8,939,639
INDUSTRIAL CONGLOMERATES — 0.58%
Far Eastern New Century Corp.	19,194,843	17,180,926

		17,180,926
INSURANCE — 3.68%
Cathay Financial Holding Co. Ltd.	47,528,483	74,641,539
China Life Insurance Co. Ltd./Taiwan	21,022,193	20,629,782
Shin Kong Financial Holding Co. Ltd.[b]	53,926,205	14,550,694

		109,822,015
LEISURE PRODUCTS — 0.58%
Giant Manufacturing Co. Ltd.[a]	1,828,590	11,308,350
Merida Industry Co. Ltd.[a]	1,177,100	6,015,093

		17,323,443
MACHINERY — 0.39%
Hiwin Technologies Corp.[a]	1,828,532	11,665,086

		11,665,086
MARINE — 0.20%
Evergreen Marine Corp. Taiwan Ltd.[b]	12,796,673	6,060,234

		6,060,234
METALS & MINING — 1.96%
China Steel Corp.	69,464,977	58,333,081

		58,333,081
OIL, GAS & CONSUMABLE FUELS — 0.85%
Formosa Petrochemical Corp.	7,312,950	25,468,636

		25,468,636
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.62%
Highwealth Construction Corp.[a]	6,398,790	10,392,684
Ruentex Development Co. Ltd.[a,b]	6,398,773	8,049,622

		18,442,306
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 30.17%
Advanced Semiconductor Engineering Inc.[a]	37,474,448	46,532,791
MediaTek Inc.[a]	8,757,175	63,847,127
Nanya Technology Corp.[a]	5,484,000	8,121,536
Novatek Microelectronics Corp.[a]	3,276,544	12,264,311
Phison Electronics Corp.	914,698	8,023,536
Powertech Technology Inc.	4,570,036	13,268,254

Security	Shares	Value
Realtek Semiconductor Corp.	2,742,063	$10,219,090
Siliconware Precision Industries Co. Ltd.	13,710,834	21,599,244
Taiwan Semiconductor Manufacturing Co. Ltd.	109,247,882	672,053,955
United Microelectronics Corp.	74,034,501	30,723,709
Vanguard International Semiconductor Corp.	6,398,000	12,640,441

		899,293,994
SPECIALTY RETAIL — 0.60%
Hotai Motor Co. Ltd.	1,575,000	18,019,187

		18,019,187
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.71%
Acer Inc.[a]	20,108,737	9,653,974
Advantech Co. Ltd.[a]	1,828,444	15,562,618
Asustek Computer Inc.	4,282,857	38,683,510
Casetek Holdings Ltd.[a]	1,828,000	6,187,837
Catcher Technology Co. Ltd.[a]	4,033,743	33,741,988
Chicony Electronics Co. Ltd.	3,656,826	8,617,319
Compal Electronics Inc.	27,420,554	17,180,519
Foxconn Technology Co. Ltd.	5,537,499	16,527,696
HTC Corp.[a,b]	4,570,884	11,738,335
Inventec Corp.	18,280,868	13,566,286
Lite-On Technology Corp.	13,763,071	23,070,228
Micro-Star International Co. Ltd.	4,570,000	10,575,846
Pegatron Corp.	11,882,037	31,209,998
Quanta Computer Inc.	16,452,240	34,110,947
Transcend Information Inc.	1,828,905	5,137,257
Wistron Corp.	16,452,308	13,789,019

		289,353,377
TEXTILES, APPAREL & LUXURY GOODS — 1.88%
Eclat Textile Co. Ltd.[a]	1,279,080	12,864,280
Feng TAY Enterprise Co. Ltd.[a]	1,938,476	8,202,252
Formosa Taffeta Co. Ltd.	6,398,515	6,497,752
Pou Chen Corp.	14,624,103	19,848,816
Ruentex Industries Ltd.[a]	4,570,262	8,672,393

		56,085,493
WIRELESS TELECOMMUNICATION SERVICES — 1.89%
Far EasTone Telecommunications Co. Ltd.	10,054,259	24,216,484
Taiwan Mobile Co. Ltd.	9,140,609	32,131,293

		56,347,777

TOTAL COMMON STOCKS
(Cost: $1,481,256,307)		2,978,263,898

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN CAPPED ETF

February 28, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.81%

MONEY MARKET FUNDS — 4.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	138,800,604	$138,856,124
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	4,414,737	4,414,737

		143,270,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $143,228,195)		143,270,861

TOTAL INVESTMENTS IN SECURITIES — 104.72%
(Cost: $1,624,484,502)[f]		3,121,534,759
Other Assets, Less Liabilities — (4.72)%		(140,680,890)

NET ASSETS — 100.00%		$2,980,853,869

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,829,853,746. Net unrealized appreciation was $1,291,681,013, of which $1,518,390,333 represented gross unrealized appreciation on securities and $226,709,320 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,978,263,896	$—	$2	$2,978,263,898
Money market funds	143,270,861	—	—	143,270,861

Total	$3,121,534,757	$—	$2	$3,121,534,759

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.66%

AIRLINES — 0.60%
Bangkok Airways PCL[a]	2,105,900	$1,188,530
Thai Airways International PCL NVDR[a,b]	2,188,166	1,209,884

		2,398,414
AUTO COMPONENTS — 0.30%
Sri Trang Agro-Industry PCL NVDR	2,094,171	1,199,909

		1,199,909
BANKS — 19.68%
Bangkok Bank PCL Foreign	828,500	4,580,954
Kasikornbank PCL Foreign	3,894,400	21,254,049
Kasikornbank PCL NVDR	1,902,300	10,436,477
Kiatnakin Bank PCL NVDR	1,242,373	2,340,205
Krung Thai Bank PCL NVDR	11,662,200	6,548,513
LH Financial Group PCL NVDR	11,448,719	573,986
Siam Commercial Bank PCL (The) NVDR	5,865,600	25,878,512
Thanachart Capital PCL NVDR	1,969,500	2,736,553
Tisco Financial Group PCL NVDR	936,110	1,837,061
TMB Bank PCL NVDR	43,796,200	3,061,487

		79,247,797
BUILDING PRODUCTS — 0.37%
Dynasty Ceramic PCL NVDR	7,659,440	969,896
Vanachai Group PCL NVDR	1,312,900	537,866

		1,507,762
CAPITAL MARKETS — 0.07%
AIRA Capital Co. Ltd.[a,b]	3,857,940	278,524

		278,524
CHEMICALS — 4.96%
Eastern Polymer Group PCL	2,813,700	1,031,796
Indorama Ventures PCL NVDR	4,822,010	4,904,137
PTT Global Chemical PCL NVDR	6,878,207	14,039,972

		19,975,905
CONSTRUCTION & ENGINEERING — 1.16%
CH Karnchang PCL NVDR[a]	1,416,500	1,105,832
Italian-Thai Development PCL NVDR[a,b]	5,675,448	809,722
Sino-Thai Engineering & Construction PCL NVDR[a]	2,491,828	1,820,390
Unique Engineering & Construction PCL	1,776,000	936,196

		4,672,140

Security	Shares	Value
CONSTRUCTION MATERIALS — 4.96%
Siam Cement PCL (The) Foreign	995,100	$14,710,335
Siam Cement PCL (The) NVDR	355,800	5,259,710

		19,970,045
CONSUMER FINANCE — 1.75%
Group Lease PCL[a]	1,271,500	2,149,189
Krungthai Card PCL NVDR	344,500	1,287,970
Muangthai Leasing PCL[a]	1,773,000	1,600,020
Srisawad Power 1979 PCL NVDR[a]	1,569,183	1,989,267

		7,026,446
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.06%
Jasmine International PCL NVDR	5,968,768	1,504,782
Thaicom PCL NVDR[a]	1,472,000	809,683
True Corp. PCL NVDR[a]	33,417,418	5,983,552

		8,298,017
ELECTRICAL EQUIPMENT — 0.31%
Gunkul Engineering PCL NVDR[a]	8,502,974	1,242,359

		1,242,359
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.82%
Cal-Comp Electronics Thailand PCL NVDR	6,899,412	569,260
Delta Electronics Thailand PCL NVDR	1,665,744	4,414,242
Hana Microelectronics PCL NVDR	1,880,100	2,289,159
KCE Electronics PCL NVDR	956,600	2,692,583
Samart Corp. PCL NVDR[a]	1,636,237	651,579
SVI PCL NVDR	4,549,715	736,442

		11,353,265
FOOD & STAPLES RETAILING — 7.01%
CP ALL PCL NVDR	16,417,800	28,220,997

		28,220,997
FOOD PRODUCTS — 4.08%
Charoen Pokphand Foods PCL NVDR	9,043,600	7,254,467
GFPT PCL NVDR	1,687,500	744,510
Ichitan Group PCL NVDR[a]	1,532,600	447,853
Khon Kaen Sugar Industry PCL NVDR	5,175,978	949,027
Malee Group PCL	186,000	546,189
Taokaenoi Food & Marketing PCL[a]	918,500	736,789
Thai Union Group PCL NVDR	6,360,400	3,699,020
Thai Vegetable Oil PCL NVDR	1,322,953	1,459,188
Thaifoods Group PCL NVDR[b]	3,397,600	593,756

		16,430,799

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2017

Security	Shares	Value
GAS UTILITIES — 0.07%
Scan Inter PCL[a]	1,212,500	$279,630

		279,630
HEALTH CARE PROVIDERS & SERVICES — 4.38%
Bangkok Chain Hospital PCL NVDR	4,081,025	1,519,913
Bangkok Dusit Medical Services PCL NVDR	12,922,800	7,441,471
Bumrungrad Hospital PCL NVDR[a]	1,191,476	6,007,643
Chularat Hospital PCL NVDR[a]	16,564,100	1,214,825
Vibhavadi Medical Center PCL NVDR	17,543,500	1,467,592

		17,651,444
HOTELS, RESTAURANTS & LEISURE — 1.89%
Erawan Group PCL (The) NVDR	4,063,200	540,123
Minor International PCL NVDR[a]	7,206,810	7,071,471

		7,611,594
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.79%
CK Power PCL NVDR[a]	6,115,560	567,659
Electricity Generating PCL NVDR	439,400	2,605,773
Glow Energy PCL NVDR	1,705,900	3,812,012
Inter Far East Energy Corp.[a]	3,184,500	282,819
SPCG PCL NVDR	1,517,200	977,983
Superblock PCL[b]	36,647,350	1,396,370
surGlobal Power Synergy Co. Ltd. NVDR[a]	1,252,100	1,228,587
Thai Solar Energy PCL	2,445,200	381,783

		11,252,986
INDUSTRIAL CONGLOMERATES — 1.31%
Berli Jucker PCL NVDR	3,991,300	5,259,910

		5,259,910
INSURANCE — 0.13%
Thai Reinsurance PCL NVDR[a]	9,202,540	537,829

		537,829
MARINE — 0.33%
Precious Shipping PCL NVDR[a,b]	1,837,800	558,098
Thoresen Thai Agencies PCL NVDR[a]	2,756,489	769,958

		1,328,056
MEDIA — 1.28%
BEC World PCL NVDR	3,270,400	1,470,980
Major Cineplex Group PCL NVDR[a]	1,464,000	1,426,022
Plan B Media PCL[a]	1,771,800	319,788

Security	Shares	Value
RS PCL NVDR[a]	1,530,900	$405,690
VGI Global Media PCL NVDR[a]	5,763,940	842,162
Workpoint Entertainment PCL	421,400	676,065

		5,140,707
METALS & MINING — 0.11%
STP & I PCL NVDR[a]	1,642,010	442,191

		442,191
MULTILINE RETAIL — 0.73%
Robinson Department Store PCL NVDR	1,665,000	2,933,563

		2,933,563
OIL, GAS & CONSUMABLE FUELS — 17.46%
Bangchak Petroleum PCL (The) NVDR	1,151,200	1,137,826
Banpu PCL NVDR	6,482,900	3,640,253
Energy Absolute PCL NVDR[a]	3,728,800	2,670,639
Energy Earth PCL NVDR	4,156,100	538,184
Esso Thailand PCL NVDR[a,b]	4,048,600	1,310,658
IRPC PCL NVDR	32,960,800	4,683,662
PTT Exploration & Production PCL NVDR	4,605,684	12,271,092
PTT PCL NVDR	3,323,700	37,802,321
Siamgas & Petrochemicals PCL NVDR[a]	1,238,800	468,469
Thai Oil PCL NVDR	2,691,700	5,802,823

		70,325,927
PERSONAL PRODUCTS — 0.40%
Beauty Community PCL[a]	5,508,000	1,625,314

		1,625,314
PHARMACEUTICALS — 0.18%
Mega Lifesciences PCL NVDR	1,017,700	736,186

		736,186
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.42%
Amata Corp. PCL NVDR	1,747,100	805,842
Ananda Development PCL NVDR	5,046,800	737,382
AP Thailand PCL NVDR	3,131,886	641,532
Bangkok Land PCL NVDR[a]	33,804,700	1,762,603
Central Pattana PCL NVDR[a]	4,492,900	7,079,386
Golden Land Property Development PCL NVDR	1,565,400	334,109
LPN Development PCL NVDR[a]	1,910,147	634,791
Platinum Group PCL (The) NVDR	2,823,200	570,213
Quality Houses PCL NVDR[a]	14,353,931	1,077,403
Sansiri PCL NVDR	18,662,637	1,037,244

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2017

Security	Shares	Value
SC Asset Corp. PCL NVDR	4,926,904	$525,077
Siam Future Development PCL NVDR	2,932,428	550,269
Singha Estate PCL[b]	5,428,200	687,360
Supalai PCL NVDR[a]	2,006,900	1,431,631
TICON Industrial Connection PCL NVDR[a]	1,527,891	678,469
U City PCL NVDR[b]	912,880,400	784,587
Univentures PCL NVDR	2,253,700	568,179
WHA Corp. PCL NVDR[a,b]	21,507,240	1,910,084

		21,816,161
ROAD & RAIL — 1.14%
BTS Group Holdings PCL NVDR	19,488,900	4,578,332

		4,578,332
SPECIALTY RETAIL — 1.82%
Com7 PCL NVDR	1,199,100	401,927
Home Product Center PCL NVDR	13,147,671	3,710,148
PTG Energy PCL[a]	1,673,500	1,294,481
Siam Global House PCL NVDR[a]	3,662,184	1,940,966

		7,347,522
TEXTILES, APPAREL & LUXURY GOODS — 0.16%
MC Group PCL NVDR[a]	1,207,500	633,059

		633,059
TRANSPORTATION INFRASTRUCTURE — 5.31%
Airports of Thailand PCL NVDR[a]	14,297,100	15,871,786
Bangkok Aviation Fuel Services PCL NVDR	537,600	581,410
Bangkok Expressway & Metro PCL	22,922,153	4,629,676
Namyong Terminal PCL NVDR	730,800	307,767

		21,390,639
WATER UTILITIES — 0.50%
Eastern Water Resources Development and Management PCL NVDR[a]	1,656,200	545,653
TTW PCL NVDR[a]	4,670,266	1,471,772

		2,017,425
WIRELESS TELECOMMUNICATION SERVICES — 4.12%
Advanced Info Service PCL NVDR	3,471,419	16,608,471

		16,608,471

TOTAL COMMON STOCKS
(Cost: $440,814,996)		401,339,325

Security	Shares	Value
SHORT-TERM INVESTMENTS — 8.31%

MONEY MARKET FUNDS — 8.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	32,886,859	$32,900,013
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	539,618	539,618

		33,439,631

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,426,727)		33,439,631

TOTAL INVESTMENTS IN SECURITIES — 107.97%
(Cost: $474,241,723)[f]		434,778,956
Other Assets, Less Liabilities — (7.97)%		(32,083,612)

NET ASSETS — 100.00%		$402,695,344

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $487,049,896. Net unrealized depreciation was $52,270,940, of which $13,043,978 represented gross unrealized appreciation on securities and $65,314,918 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$401,056,506	$282,819	$—	$401,339,325
Money market funds	33,439,631	—	—	33,439,631

Total	$434,496,137	$282,819	$—	$434,778,956

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,710,921,091	$135,919,930	$147,606,024
Affiliated (Note 2)	79,719,495	6,250,029	12,449,354

Total cost of investments	$1,790,640,586	$142,169,959	$160,055,378

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,591,542,849	$138,273,007	$257,912,699
Affiliated (Note 2)	79,745,749	6,251,798	12,453,213

Total fair value of investments	1,671,288,598	144,524,805	270,365,912
Foreign currency, at value[b]	6,146,776	143,842	595,376
Foreign currency pledged to broker, at value[b]	438,695	—	—
Receivables:
Investment securities sold	34,845,572	—	821,567
Dividends and interest	109,291	529,964	309,935

Total Assets	1,712,828,932	145,198,611	272,092,790

LIABILITIES
Payables:
Investment securities purchased	33,365,102	—	394,122
Collateral for securities on loan (Note 1)	78,712,765	6,221,666	12,392,815
Futures variation margin	100,387	—	—
Investment advisory fees (Note 2)	591,469	51,007	96,606

Total Liabilities	112,769,723	6,272,673	12,883,543

NET ASSETS	$1,600,059,209	$138,925,938	$259,209,247

Net assets consist of:
Paid-in capital	$2,213,592,387	$134,920,069	$185,753,402
Undistributed (distributions in excess of) net investment income	4,184,422	(1,832,222)	(8,992,187)
Undistributed net realized gain (accumulated net realized loss)	(498,262,371)	3,469,363	(27,862,612)
Net unrealized appreciation (depreciation)	(119,455,229)	2,368,728	110,310,644

NET ASSETS	$1,600,059,209	$138,925,938	$259,209,247

Shares outstanding[c]	74,175,000	2,100,000	8,775,000	[d]

Net asset value per share	$21.57	$66.16	$29.54	[d]

[a]	Securities on loan with values of $74,763,184, $5,930,570 and $11,791,830, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $6,587,897, $142,753 and $595,638, respectively.
[c]	$0.001 par value, number of shares authorized: 375 million, 500 million and 300 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Pacific ex Japan ETF	iShares MSCI Singapore Capped ETF	iShares MSCI Taiwan Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,563,487,113	$600,002,243	$1,481,256,307
Affiliated (Note 2)	21,844,796	31,951,929	143,228,195

Total cost of investments	$2,585,331,909	$631,954,172	$1,624,484,502

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,499,209,834	$542,792,143	$2,978,263,898
Affiliated (Note 2)	21,852,660	31,964,224	143,270,861

Total fair value of investments	2,521,062,494	574,756,367	3,121,534,759
Foreign currency, at value[b]	7,155,081	1,881,547	—
Foreign currency pledged to broker, at value[b]	—	161,701	—
Receivables:
Investment securities sold	13,287,615	2,211,938	36,551,263
Dividends and interest	10,041,790	470,285	202,717

Total Assets	2,551,546,980	579,481,838	3,158,288,739

LIABILITIES
Payables:
Investment securities purchased	14,553,076	2,080,224	14,356,529
Collateral for securities on loan (Note 1)	20,813,351	31,926,627	138,807,260
Capital shares redeemed	—	—	22,829,203
Futures variation margin	—	22,867	—
Foreign taxes (Note 1)	—	—	39,342
Investment advisory fees (Note 2)	919,387	203,447	1,402,536

Total Liabilities	36,285,814	34,233,165	177,434,870

NET ASSETS	$2,515,261,166	$545,248,673	$2,980,853,869

Net assets consist of:
Paid-in capital	$3,148,252,216	$886,071,258	$2,741,261,675
Distributions in excess of net investment income	(4,123,735)	(10,417,505)	(11,970,714)
Accumulated net realized loss	(564,692,176)	(273,192,840)	(1,245,487,304)
Net unrealized appreciation (depreciation)	(64,175,139)	(57,212,240)	1,497,050,212

NET ASSETS	$2,515,261,166	$545,248,673	$2,980,853,869

Shares outstanding[c]	57,900,000	24,450,000 [d]	91,400,000	[d]

Net asset value per share	$43.44	$22.30 [d]	$32.61	[d]

[a]	Securities on loan with values of $19,750,453, $30,280,214 and $131,728,084, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $7,107,505, $2,034,697 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 300 million and 900 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

iShares MSCI Thailand Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$440,814,996
Affiliated (Note 2)	33,426,727

Total cost of investments	$474,241,723

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$401,339,325
Affiliated (Note 2)	33,439,631

Total fair value of investments	434,778,956
Foreign currency, at value[b]	3,334
Receivables:
Investment securities sold	982,710
Dividends and interest	1,003,732

Total Assets	436,768,732

LIABILITIES
Payables:
Investment securities purchased	997,057
Collateral for securities on loan (Note 1)	32,886,631
Investment advisory fees (Note 2)	189,700

Total Liabilities	34,073,388

NET ASSETS	$402,695,344

Net assets consist of:
Paid-in capital	$485,729,367
Undistributed net investment income	708,128
Accumulated net realized loss	(44,280,402)
Net unrealized depreciation	(39,461,749)

NET ASSETS	$402,695,344

Shares outstanding[c]	5,350,000

Net asset value per share	$75.27

[a]	Securities on loan with a value of $30,062,798. See Note 1.
[b]	Cost of foreign currency: $3,340.
[c]	$0.001 par value, number of shares authorized: 200 million.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$20,410,696	$1,420,484	$3,949,646
Dividends — affiliated (Note 2)	2,292	103	343
Securities lending income — affiliated — net (Note 2)	256,492	95,246	172,219

Total investment income	20,669,480	1,515,833	4,122,208

EXPENSES
Investment advisory fees (Note 2)	4,417,884	351,700	688,653

Total expenses	4,417,884	351,700	688,653

Net investment income	16,251,596	1,164,133	3,433,555

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(21,204,564)	(174,867)	(3,563,478)
Investments — affiliated (Note 2)	(120)	434	508
In-kind redemptions — unaffiliated	23,194,665	9,109,024	—
Futures contracts	368,827	—	—
Foreign currency transactions	(4,703)	(124,317)	(190,646)
Realized gain distributions from affiliated funds	8	1	5

Net realized gain (loss)	2,354,113	8,810,275	(3,753,611)

Net change in unrealized appreciation/depreciation on:
Investments	13,142,449	7,681,948	(23,634,366)
Futures contracts	(144,296)	—	—
Translation of assets and liabilities in foreign currencies	(1,544)	14,748	15,401

Net change in unrealized appreciation/depreciation	12,996,609	7,696,696	(23,618,965)

Net realized and unrealized gain (loss)	15,350,722	16,506,971	(27,372,576)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,602,318	$17,671,104	$(23,939,021)

[a]	Net of foreign withholding tax of $ —, $154,779 and $ —, respectively.

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Pacific ex Japan ETF	iShares MSCI Singapore Capped ETF	iShares MSCI Taiwan Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$39,168,130	$4,314,707	$9,624,957
Dividends — affiliated (Note 2)	4,160	664	17,772
Interest — unaffiliated	—	—	1,016
Securities lending income — affiliated — net (Note 2)[b]	151,977	155,313	1,070,410

	39,324,267	4,470,684	10,714,155
Less: Other foreign taxes (Note 1)	—	—	(1,079,143)

Total investment income	39,324,267	4,470,684	9,635,012

EXPENSES
Investment advisory fees (Note 2)	5,620,068	1,351,545	8,719,064

Total expenses	5,620,068	1,351,545	8,719,064

Net investment income	33,704,199	3,119,139	915,948

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(31,925,069)	(36,868,536)	15,535,011
Investments — affiliated (Note 2)	5,750	1,021	6,198
In-kind redemptions — unaffiliated	32,637,023	3,192,865	—
Futures contracts	—	43,807	211,776
Foreign currency transactions	(441,602)	(165,553)	5,122
Realized gain distributions from affiliated funds	30	4	1,930

Net realized gain (loss)	276,132	(33,796,392)	15,760,037

Net change in unrealized appreciation/depreciation on:
Investments	155,152,865	73,821,821	256,079,339
Futures contracts	—	109,506	370,603
Translation of assets and liabilities in foreign currencies	268,217	98,879	77,025

Net change in unrealized appreciation/depreciation	155,421,082	74,030,206	256,526,967

Net realized and unrealized gain	155,697,214	40,233,814	272,287,004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$189,401,413	$43,352,953	$273,202,952

[a]	Net of foreign withholding tax of $256,916, $130,903 and $2,537,205, respectively.
[b]	Net of securities lending income tax paid of $ —, $ — and $256,852, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

iShares MSCI Thailand Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,452,528
Dividends — affiliated (Note 2)	1,301
Securities lending income — affiliated — net (Note 2)	798,438

Total investment income	3,252,267

EXPENSES
Investment advisory fees (Note 2)	1,176,442

Total expenses	1,176,442

Net investment income	2,075,825

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,191,190)
Investments — affiliated (Note 2)	478
In-kind redemptions — unaffiliated	11,088,061
Foreign currency transactions	(17,555)
Realized gain distributions from affiliated funds	68

Net realized gain	7,879,862

Net change in unrealized appreciation/depreciation on:
Investments	(15,565,341)
Translation of assets and liabilities in foreign currencies	1,022

Net change in unrealized appreciation/depreciation	(15,564,319)

Net realized and unrealized loss	(7,684,457)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,608,632)

[a]	Net of foreign withholding tax of $255,427.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Hong Kong ETF		iShares MSCI Japan Small-Cap ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,251,596	$55,962,839	$1,164,133	$2,594,375
Net realized gain (loss)	2,354,113	(112,618,836)	8,810,275	1,760,658
Net change in unrealized appreciation/depreciation	12,996,609	206,987,041	7,696,696	10,466,590

Net increase in net assets resulting from operations	31,602,318	150,331,044	17,671,104	14,821,623

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,789,499)	(57,946,909)	(3,375,025)	(3,054,464)

Total distributions to shareholders	(17,789,499)	(57,946,909)	(3,375,025)	(3,054,464)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	428,584,600	22,375,546	61,641,731	45,471,321
Cost of shares redeemed	(438,914,024)	(1,240,407,729)	(101,565,278)	(51,689,221)

Net decrease in net assets from capital share transactions	(10,329,424)	(1,218,032,183)	(39,923,547)	(6,217,900)

INCREASE (DECREASE) IN NET ASSETS	3,483,395	(1,125,648,048)	(25,627,468)	5,549,259

NET ASSETS
Beginning of period	1,596,575,814	2,722,223,862	164,553,406	159,004,147

End of period	$1,600,059,209	$1,596,575,814	$138,925,938	$164,553,406

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,184,422	$5,722,325	$(1,832,222)	$378,670

SHARES ISSUED AND REDEEMED
Shares sold	19,650,000	1,125,000	1,000,000	800,000
Shares redeemed	(21,225,000)	(65,550,000)	(1,600,000)	(900,000)

Net decrease in shares outstanding	(1,575,000)	(64,425,000)	(600,000)	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Malaysia ETF		iShares MSCI Pacific ex Japan ETF
	Six months ended February 28, 2017 (Unaudited)[a]	Year ended August 31, 2016[a]	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,433,555	$8,018,748	$33,704,199	$79,688,773
Net realized gain (loss)	(3,753,611)	2,274,635	276,132	(45,760,650)
Net change in unrealized appreciation/depreciation	(23,618,965)	8,119,136	155,421,082	190,272,573

Net increase (decrease) in net assets resulting from operations	(23,939,021)	18,412,519	189,401,413	224,200,696

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,115,140)	(12,913,175)	(49,743,243)	(80,779,861)
From net realized gain	—	(61,020,000)	—	—

Total distributions to shareholders	(11,115,140)	(73,933,175)	(49,743,243)	(80,779,861)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,659,354	235,390,658	188,667,499	430,991,170
Cost of shares redeemed	(45,851,132)	(107,993,581)	(171,026,588)	(200,654,534)

Net increase (decrease) in net assets from capital share transactions	(41,191,778)	127,397,077	17,640,911	230,336,636

INCREASE (DECREASE) IN NET ASSETS	(76,245,939)	71,876,421	157,299,081	373,757,471

NET ASSETS
Beginning of period	335,455,186	263,578,765	2,357,962,085	1,984,204,614

End of period	$259,209,247	$335,455,186	$2,515,261,166	$2,357,962,085

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,992,187)	$(1,310,602)	$(4,123,735)	$11,915,309

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	6,506,250	4,500,000	10,800,000
Shares redeemed	(3,300,000)	(2,850,000)	(4,200,000)	(5,400,000)

Net increase (decrease) in shares outstanding	(1,350,000)	3,656,250	300,000	5,400,000

[a]	Share transactions reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Singapore Capped ETF		iShares MSCI Taiwan Capped ETF
	Six months ended February 28, 2017 (Unaudited)[a]	Year ended August 31, 2016[a]	Six months ended February 28, 2017 (Unaudited)[a]	Year ended August 31, 2016[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,119,139	$21,958,456	$915,948	$65,261,790
Net realized gain (loss)	(33,796,392)	(29,896,748)	15,760,037	(131,209,842)
Net change in unrealized appreciation/depreciation	74,030,206	14,050,396	256,526,967	327,822,256

Net increase in net assets resulting from operations	43,352,953	6,112,104	273,202,952	261,874,204

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,484,614)	(16,842,459)	(64,888,894)	(85,498,003)

Total distributions to shareholders	(17,484,614)	(16,842,459)	(64,888,894)	(85,498,003)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,576,066	117,265,015	174,647,019	512,970,562
Cost of shares redeemed	(52,614,170)	(154,043,146)	(58,996,321)	(1,308,867,457)

Net increase (decrease) in net assets from capital share transactions	(43,038,104)	(36,778,131)	115,650,698	(795,896,895)

INCREASE (DECREASE) IN NET ASSETS	(17,169,765)	(47,508,486)	323,964,756	(619,520,694)

NET ASSETS
Beginning of period	562,418,438	609,926,924	2,656,889,113	3,276,409,807

End of period	$545,248,673	$562,418,438	$2,980,853,869	$2,656,889,113

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,417,505)	$3,947,970	$(11,970,714)	$52,002,232

SHARES ISSUED AND REDEEMED
Shares sold	650,000	5,350,000	5,600,000	17,900,000
Shares redeemed	(2,700,000)	(7,550,000)	(1,900,000)	50,800,000

Net increase (decrease) in shares outstanding	(2,050,000)	2,200,000	3,700,000	32,900,000

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Thailand Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,075,825	$8,989,630
Net realized gain (loss)	7,879,862	(27,016,412)
Net change in unrealized appreciation/depreciation	(15,564,319)	81,712,344

Net increase (decrease) in net assets resulting from operations	(5,608,632)	63,685,562

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,783,973)	(7,604,719)

Total distributions to shareholders	(3,783,973)	(7,604,719)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,983,739	240,640,360
Cost of shares redeemed	(130,970,878)	(85,949,624)

Net increase (decrease) in net assets from capital share transactions	(35,987,139)	154,690,736

INCREASE (DECREASE) IN NET ASSETS	(45,379,744)	210,771,579

NET ASSETS
Beginning of period	448,075,088	237,303,509

End of period	$402,695,344	$448,075,088

Undistributed net investment income included in net assets at end of period	$708,128	$2,416,276

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	3,550,000
Shares redeemed	(1,850,000)	(1,300,000)

Net increase (decrease) in shares outstanding	(550,000)	2,250,000

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$21.08	$19.42	$21.89	$18.91	$16.94	$17.59

Income from investment operations:
Net investment income[a]	0.19	0.54	0.52	0.66	0.48	0.54
Net realized and unrealized gain (loss)[b]	0.51	1.72	(2.50)	3.04	2.05	(0.65)

Total from investment operations	0.70	2.26	(1.98)	3.70	2.53	(0.11)

Less distributions from:
Net investment income	(0.21)	(0.60)	(0.49)	(0.72)	(0.56)	(0.54)

Total distributions	(0.21)	(0.60)	(0.49)	(0.72)	(0.56)	(0.54)

Net asset value, end of period	$21.57	$21.08	$19.42	$21.89	$18.91	$16.94

Total return	3.42%[c]	11.94%	(9.29)%	19.87%	15.04%	(0.33)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,600,059	$1,596,576	$2,722,224	$3,221,312	$2,124,856	$1,865,974
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	1.81%	2.73%	2.36%	3.24%	2.47%	3.26%
Portfolio turnover rate[e]	5%[c]	9%	7%	6%	12%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$60.95	$56.79	$56.61	$49.44	$42.82	$46.49

Income from investment operations:
Net investment income[a]	0.51	0.84	0.70	0.70	0.65	0.82
Net realized and unrealized gain (loss)[b]	5.91	4.29	0.71	7.61	6.97	(3.25)

Total from investment operations	6.42	5.13	1.41	8.31	7.62	(2.43)

Less distributions from:
Net investment income	(1.21)	(0.97)	(1.23)	(1.14)	(1.00)	(1.24)

Total distributions	(1.21)	(0.97)	(1.23)	(1.14)	(1.00)	(1.24)

Net asset value, end of period	$66.16	$60.95	$56.79	$56.61	$49.44	$42.82

Total return	10.67%[c]	9.10%	2.63%	16.94%	18.07%	(5.18)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$138,926	$164,553	$159,004	$169,837	$88,988	$42,817
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of net investment income to average net assets[d]	1.63%	1.44%	1.26%	1.31%	1.36%	1.84%
Portfolio turnover rate[e]	4%[c]	12%	10%	14%	17%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF
	Six months ended Feb. 28, 2017 (Unaudited)[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]	Year ended Aug. 31, 2012[a]
Net asset value, beginning of period	$33.13	$40.75	$64.53	$58.40	$58.09	$55.69

Income from investment operations:
Net investment income[b]	0.37	1.00	1.44	2.16	1.64	1.52
Net realized and unrealized gain (loss)[c]	(2.70)	2.79	(23.47)	6.06	0.15	3.03

Total from investment operations	(2.33)	3.79	(22.03)	8.22	1.79	4.55

Less distributions from:
Net investment income	(1.26)	(1.81)	(1.57)	(2.09)	(1.48)	(2.07)
Net realized gain	—	(9.60)	(0.18)	—	—	—
Return of capital	—	—	—	—	—	(0.08)

Total distributions	(1.26)	(11.41)	(1.75)	(2.09)	(1.48)	(2.15)

Net asset value, end of period	$29.54	$33.13	$40.75	$64.53	$58.40	$58.09

Total return	(6.82)%[d]	12.58%	(34.62)%	14.17%	3.02%	8.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$259,209	$335,455	$263,579	$786,461	$809,138	$936,692
Ratio of expenses to average net assets[e]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[e]	2.45%	2.86%	2.61%	3.48%	2.71%	2.73%
Portfolio turnover rate[f]	4%[d]	72%	24%	16%	17%	24%

[a]	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017 and the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012 were 3%, 17%, 5%, 10%, 8% and 14%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$40.94	$38.01	$51.21	$44.56	$43.21	$44.47

Income from investment operations:
Net investment income[a]	0.60	1.54	1.97	1.88	1.69	1.73
Net realized and unrealized gain (loss)[b]	2.81	2.98	(13.09)	6.51	1.71	(1.14)

Total from investment operations	3.41	4.52	(11.12)	8.39	3.40	0.59

Less distributions from:
Net investment income	(0.91)	(1.59)	(2.08)	(1.74)	(2.05)	(1.85)

Total distributions	(0.91)	(1.59)	(2.08)	(1.74)	(2.05)	(1.85)

Net asset value, end of period	$43.44	$40.94	$38.01	$51.21	$44.56	$43.21

Total return	8.55%[c]	12.20%	(22.19)%	19.25%	7.87%	1.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,515,261	$2,357,962	$1,984,205	$3,472,048	$3,008,067	$3,188,582
Ratio of expenses to average net assets[d]	0.49%	0.49%	0.49%	0.49%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	2.92%	4.00%	4.31%	3.90%	3.59%	4.16%
Portfolio turnover rate[e]	2%[c]	6%	7%	8%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]	Year ended Aug. 31, 2012[a]
Net asset value, beginning of period	$21.22	$21.25	$27.93	$24.98	$26.19	$26.10

Income from investment operations:
Net investment income[b]	0.12	0.84	0.82	0.80	0.88	0.82
Net realized and unrealized gain (loss)[c]	1.62	(0.24)	(6.64)	3.05	(0.92)	0.22

Total from investment operations	1.74	0.60	(5.82)	3.85	(0.04)	1.04

Less distributions from:
Net investment income	(0.66)	(0.63)	(0.86)	(0.90)	(1.17)	(0.95)

Total distributions	(0.66)	(0.63)	(0.86)	(0.90)	(1.17)	(0.95)

Net asset value, end of period	$22.30	$21.22	$21.25	$27.93	$24.98	$26.19

Total return	8.51%[d]	2.87%	(21.27)%	15.65%	(0.38)%	4.67%

Ratios/Supplemental data:
Net assets, end of period (000s)	$545,249	$562,418	$609,927	$984,455	$1,135,477	$1,512,687
Ratio of expenses to average net assets[e]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[e]	1.13%	3.96%	3.15%	2.99%	3.23%	3.32%
Portfolio turnover rate[f]	9%[d]	7%	10%	4%	10%	3%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]	Year ended Aug. 31, 2012[a]
Net asset value, beginning of period	$30.30	$27.17	$32.89	$27.21	$25.16	$27.56

Income from investment operations:
Net investment income[b]	0.01	0.68	0.74	0.58	0.48	0.56
Net realized and unrealized gain (loss)[c]	3.00	3.25	(5.88)	5.62	2.11	(2.01)

Total from investment operations	3.01	3.93	(5.14)	6.20	2.59	(1.45)

Less distributions from:
Net investment income	(0.70)	(0.80)	(0.58)	(0.52)	(0.54)	(0.95)

Total distributions	(0.70)	(0.80)	(0.58)	(0.52)	(0.54)	(0.95)

Net asset value, end of period	$32.61	$30.30	$27.17	$32.89	$27.21	$25.16

Total return	10.16%[d]	15.02%	(15.79)%	23.24%	10.30%	(4.80)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,980,854	$2,656,889	$3,276,410	$3,298,664	$2,641,997	$2,247,128
Ratio of expenses to average net assets[e]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[e]	0.07%	2.51%	2.36%	1.98%	1.80%	2.25%
Portfolio turnover rate[f]	9%[d]	27%	14%	11%	21%	22%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017 and the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012 were 7%, 9%, 4%, 4%, 6% and 7%, respectively. See Note 4.

See notes to financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Thailand Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$75.94	$65.01	$83.41	$67.73	$70.53	$66.27

Income from investment operations:
Net investment income[a]	0.40	2.05	1.66	1.67	1.84	1.76
Net realized and unrealized gain (loss)[b]	(0.31)	10.54	(17.98)	15.84	(2.75)	4.37

Total from investment operations	0.09	12.59	(16.32)	17.51	(0.91)	6.13

Less distributions from:
Net investment income	(0.76)	(1.66)	(2.08)	(1.83)	(1.89)	(1.87)

Total distributions	(0.76)	(1.66)	(2.08)	(1.83)	(1.89)	(1.87)

Net asset value, end of period	$75.27	$75.94	$65.01	$83.41	$67.73	$70.53

Total return	0.20%[c]	19.87%	(19.92)%	26.18%	(1.65)%	9.57%

Ratios/Supplemental data:
Net assets, end of period (000s)	$402,695	$448,075	$237,304	$571,370	$541,873	$595,968
Ratio of expenses to average net assets[d]	0.62%	0.63%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[d]	1.10%	3.08%	2.09%	2.24%	2.22%	2.66%
Portfolio turnover rate[e]	3%[c]	16%	13%	9%	24%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified
MSCI Singapore Capped[a]	Non-diversified
MSCI Taiwan Capped[b]	Non-diversified
MSCI Thailand Capped	Non-diversified

[a]	Formerly the iShares MSCI Singapore ETF.
[b]	Formerly the iShares MSCI Taiwan ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Hong Kong
Goldman Sachs & Co.	$2,056,051	$2,056,051	$—
Merrill Lynch, Pierce, Fenner & Smith	1,896,120	1,896,120	—
Morgan Stanley & Co. LLC	70,445,098	70,445,098	—
State Street Bank & Trust Company	365,915	365,915	—

	$74,763,184	$74,763,184	$—

MSCI Japan Small-Cap
Barclays Capital Inc.	$348,764	$348,764	$—
Citigroup Global Markets Inc.	290,975	290,975	—
Credit Suisse Securities (USA) LLC	1,069,186	1,069,186	—
Deutsche Bank Securities Inc.	326,176	326,176	—
Goldman Sachs & Co.	152,331	152,331	—
Jefferies LLC	40,047	40,047	—
JPMorgan Securities LLC	751,093	751,093	—
Merrill Lynch, Pierce, Fenner & Smith	583,099	583,099	—
Morgan Stanley & Co. LLC	1,191,106	1,191,106	—
SG Americas Securities LLC	511,838	511,838	—
State Street Bank & Trust Company	71,943	71,943	—
UBS AG	507,964	507,964	—
UBS Securities LLC	86,048	86,048	—

	$5,930,570	$5,930,570	$—

MSCI Malaysia
Morgan Stanley & Co. International PLC	$11,791,830	$11,791,830	$—

MSCI Pacific ex Japan
Goldman Sachs & Co.	$2,473,595	$2,473,595	$—
Jefferies LLC	399,446	399,446	—
JPMorgan Securities LLC	28,085	28,085	—
Merrill Lynch, Pierce, Fenner & Smith	730,161	730,161	—
Morgan Stanley & Co. LLC	10,464,430	10,464,430	—
State Street Bank & Trust Company	4,099,788	4,099,788	—
UBS Securities LLC	1,554,948	1,554,948	—

	$19,750,453	$19,750,453	$—

MSCI Singapore Capped
Goldman Sachs & Co.	$8,194,645	$8,194,645	—
JPMorgan Securities LLC	11,567	11,567	—
Morgan Stanley & Co. LLC	18,437,407	18,437,407	—
State Street Bank & Trust Company	3,636,595	3,636,595	—

	$30,280,214	$30,280,214	—

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Taiwan Capped
Citigroup Global Markets Ltd.	$28,132,431	$28,132,431	$—
Credit Suisse Securities (Europe) Ltd.	22,260,677	22,260,677	—
Deutsche Bank AG	3,830,618	3,830,618	—
JPMorgan Securities PLC	8,840,578	8,840,578	—
Morgan Stanley & Co. International PLC	68,663,780	68,663,780	—

	$131,728,084	$131,728,084	$—

MSCI Thailand Capped
Citigroup Global Markets Inc.	$418,722	$418,722	—
Credit Suisse Securities (USA) LLC	3,168,548	3,168,548	—
Deutsche Bank Securities Inc.	494,048	494,048	—
Goldman Sachs & Co.	5,897,491	5,897,491	—
JPMorgan Securities LLC	184,355	184,355	—
Merrill Lynch, Pierce, Fenner & Smith	809,271	809,271	—
Morgan Stanley & Co. LLC	12,885,579	12,885,579	—
UBS AG	2,069,772	2,069,772	—
UBS Securities LLC	4,135,012	4,135,012	—

	$30,062,798	$30,062,798	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $111 billion
0.4287	[a]	Over $111 billion, up to and including $141 billion
0.4073	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares MSCI Taiwan Capped and iShares MSCI Thailand Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $24 billion
0.48	Over $24 billion, up to and including $32 billion
0.45	Over $32 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Hong Kong	$66,499
MSCI Japan Small-Cap	20,193
MSCI Malaysia	35,822
MSCI Pacific ex Japan	36,013
MSCI Singapore Capped	37,049
MSCI Taiwan Capped	283,590
MSCI Thailand Capped	166,973

For the six months ended February 28, 2017, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Taiwan Capped ETF in the amount of $43,007, related to the foreign tax on the securities lending income. Such reimbursement is included in “Securities lending income – affiliated – net” in the Fund’s statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Hong Kong	$57,634	$13,478,809
MSCI Japan Small-Cap	1,459,666	2,787,153
MSCI Pacific ex Japan	1,316,889	7,791,730
MSCI Singapore Capped	9,691,888	20,290,111
MSCI Taiwan Capped	25,559,208	2,750,889

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI Hong Kong	$83,221,212	$82,951,085
MSCI Japan Small-Cap	5,150,055	8,176,807
MSCI Malaysia	11,553,001	60,795,391
MSCI Pacific ex Japan	56,484,630	70,082,620
MSCI Singapore Capped	48,577,445	60,198,987
MSCI Taiwan Capped	350,789,400	248,629,935
MSCI Thailand Capped	13,917,328	11,015,342

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Hong Kong	$412,204,889	$423,833,605
MSCI Japan Small-Cap	60,797,639	100,262,765
MSCI Pacific ex Japan	187,152,300	168,849,024
MSCI Singapore Capped	9,243,681	50,998,458
MSCI Thailand Capped	90,934,000	130,443,122

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

The Board authorized a one-for-four reverse stock split for the iShares MSCI Malaysia ETF (“EWM”) and a one-for-two reverse stock split for each of the iShares MSCI Singapore Capped ETF (“EWS”) and iShares MSCI Taiwan Capped ETF (“EWT”), effective after the close of trading on November 4, 2016. The impact of the stock splits was to decrease the number of shares outstanding by a factor of four for EWM and a factor of two for EWS and EWT, while increasing the NAV per share by factors of four, two and two, respectively, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the reverse stock splits.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 28, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares MSCI HongKong ETF	iShares MSCI Singapore Capped ETF
Equity contracts:
Variation margin /Net assets consist of – net unrealized appreciation (depreciation)[a]	$100,387	$22,867

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 28, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Hong Kong ETF	iShares MSCI Singapore Capped ETF	iShares MSCI Taiwan Capped ETF
Equity contracts:
Futures contracts	$368,827	$43,807	$211,776

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Hong Kong ETF	iShares MSCI Singapore Capped ETF	iShares MSCI Taiwan Capped ETF
Equity contracts:
Futures contracts	$(144,296)	$109,506	$370,603

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2017:

	iShares MSCI Hong Kong ETF	iShares MSCI Singapore Capped ETF	iShares MSCI Taiwan Capped ETF
Average value of contracts purchased	$7,161,479	$4,233,503	$21,463,517

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Hong Kong	$222,203,643	$29,235,556	$114,836,904	$34,565,959	$400,842,062
MSCI Japan Small-Cap	3,140,817	131,718	541,322	203,697	4,017,554
MSCI Pacific ex Japan	264,867,220	66,207,828	104,799,503	36,600,987	472,475,538
MSCI Singapore Capped	53,847,762	15,680,510	132,420,824	11,588,528	213,537,624
MSCI Taiwan Capped	211,790,962	343,375,145	363,052,013	19,669,958	937,888,078
MSCI Thailand Capped	12,695,752	555,444	2,321,428	1,304,910	16,877,534

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Japan Small-Cap	$1.205366	$—	$—	$1.205366	100%	—%	—%	100%
MSCI Malaysia	1.255948	—	—	1.255948	100	—	—	100
MSCI Pacific ex Japan	0.883786	—	0.022284	0.906070	98	—	2	100
MSCI Singapore Capped	0.287344	—	0.374952	0.662296	43	—	57	100
MSCI Thailand Capped	0.764439	—	—	0.764439	100	—	—	100

SUPPLEMENTAL INFORMATION	71

Notes:

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	73

Notes:

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-803-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Brazil Capped ETF | EWZ | NYSE Arca
➢	iShares MSCI Chile Capped ETF | ECH | NYSE Arca
➢	iShares MSCI Colombia Capped ETF | ICOL | NYSE Arca
➢	iShares MSCI Israel Capped ETF | EIS | NYSE Arca
➢	iShares MSCI Russia Capped ETF | ERUS | NYSE Arca
➢	iShares MSCI South Africa ETF | EZA | NYSE Arca
➢	iShares MSCI Turkey ETF | TUR | NYSE Arca
➢	iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

Fund Performance Overview

iSHARES® MSCI BRAZIL CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Brazil Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities, as represented by the MSCI Brazil 25/50 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 16.36%, net of fees, while the total return for the Index was 16.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	90.39%	87.95%	92.10%	90.39%	87.95%	92.10%
5 Years	(8.44)%	(8.84)%	(7.94)%	(35.65)%	(37.04)%	(33.87)%
10 Years	1.41%	1.17%	2.02%	15.01%	12.33%	22.16%

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,163.60	$3.33	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	37.72%
Consumer Staples	14.22
Energy	12.68
Materials	9.43
Utilities	6.95
Industrials	5.58
Consumer Discretionary	4.77
Telecommunication Services	2.76
Information Technology	2.62
Health Care	1.79
Real Estate	1.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Itau Unibanco Holding SA (Preferred)	12.06%
Banco Bradesco SA (Preferred)	8.53
Ambev SA	7.74
Petroleo Brasileiro SA (Preferred)	5.49
Petroleo Brasileiro SA	4.39
Itausa-Investimentos Itau SA (Preferred)	3.62
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	3.23
Vale SA (Preferred)	3.03
Banco do Brasil SA	2.63
Cielo SA	2.62

TOTAL	53.34%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI CHILE CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Chile Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Chilean equities, as represented by the MSCI Chile Investable Market Index 25/50 (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 10.27%, net of fees, while the total return for the Index was 10.37%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.92%	23.81%	24.05%	23.92%	23.81%	24.05%
5 Years	(8.27)%	(8.43)%	(8.04)%	(35.05)%	(35.60)%	(34.23)%
Since Inception	(0.57)%	(0.63)%	(0.04)%	(5.20)%	(5.71)%	(0.40)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,102.70	$3.23	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Utilities	26.82%
Financials	17.18
Consumer Staples	13.58
Materials	10.96
Consumer Discretionary	10.16
Energy	7.87
Industrials	5.68
Telecommunication Services	3.18
Real Estate	2.96
Information Technology	1.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Enel Americas SA	9.29%
SACI Falabella	8.21
Empresas COPEC SA	7.87
Cencosud SA	6.87
Banco Santander Chile	5.90
LATAM Airlines Group SA	4.48
Empresas CMPC SA	4.44
Sociedad Quimica y Minera de Chile SA Series B (Preferred)	4.42
Banco de Chile	4.12
Banco de Credito e Inversiones	3.70

TOTAL	59.30%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI COLOMBIA CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Colombia Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Colombian equities, as represented by the MSCI All Colombia Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 0.31%, net of fees, while the total return for the Index was 0.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.12%	19.81%	20.36%	21.12%	19.81%	20.36%
Since Inception	(14.53)%	(14.43)%	(14.28)%	(44.08)%	(43.84)%	(43.46)%

The inception date of the Fund was 6/18/13. The first day of secondary market trading was 6/20/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.10	$3.03	$1,000.00	$1,021.80	$3.06	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	41.14%
Materials	20.43
Utilities	12.58
Energy	9.33
Consumer Staples	9.13
Industrials	4.94
Telecommunication Services	2.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Bancolombia SA (Preferred)	12.71%
Grupo de Inversiones Suramericana SA	8.63
Grupo Argos SA/Colombia	5.57
Cementos Argos SA	4.99
Interconexion Electrica SA ESP	4.94
Bancolombia SA	4.82
Almacenes Exito SA	4.59
Grupo Nutresa SA	4.54
Banco Davivienda SA (Preferred)	4.46
Ecopetrol SA	4.40

TOTAL	59.65%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI ISRAEL CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Israel Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Israeli equities, as represented by the MSCI Israel Capped Investable Market Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 3.13%, net of fees, while the total return for the Index was 2.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.81%	12.05%	11.72%	11.81%	12.05%	11.72%
5 Years	6.70%	6.69%	6.90%	38.32%	38.24%	39.60%
Since Inception	2.44%	2.43%	2.88%	24.03%	23.93%	28.85%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.30	$3.12	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Information Technology	28.09%
Health Care	23.75
Financials	17.96
Real Estate	8.48
Industrials	5.23
Telecommunication Services	4.96
Materials	4.72
Energy	3.66
Consumer Staples	1.66
Consumer Discretionary	1.18
Utilities	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Teva Pharmaceutical Industries Ltd. ADR	21.98%
Check Point Software Technologies Ltd.	10.41
Mobileye NV	6.21
Bank Hapoalim BM	5.59
Bank Leumi le-Israel BM	4.62
Nice Ltd.	3.68
Bezeq The Israeli Telecommunication Corp. Ltd.	3.23
Elbit Systems Ltd.	2.52
Israel Discount Bank Ltd. Class A	2.17
Mizrahi Tefahot Bank Ltd.	2.14

TOTAL	62.55%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI RUSSIA CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Russia Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 15.38%, net of fees, while the total return for the Index was 15.93%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	43.55%	43.29%	44.98%	43.55%	43.29%	44.98%
5 Years	(6.41)%	(6.47)%	(5.69)%	(28.20)%	(28.44)%	(25.40)%
Since Inception	(4.22)%	(4.30)%	(3.58)%	(23.82)%	(24.22)%	(20.54)%

The inception date of the Fund was 11/9/10. The first day of secondary market trading was 11/10/10.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,153.80	$3.31	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Energy	50.49%
Financials	22.18
Materials	12.49
Telecommunication Services	6.29
Consumer Staples	4.71
Utilities	3.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Lukoil PJSC	10.41%
Gazprom PJSC	10.23
Sberbank of Russia PJSC ADR	7.73
Sberbank of Russia PJSC	7.23
Gazprom PJSC ADR	4.81
Magnit PJSC GDR	4.71
Novatek PJSC GDR	4.64
MMC Norilsk Nickel PJSC	4.60
Tatneft PJSC Class S	4.46
Transneft PJSC (Preferred)	4.08

TOTAL	62.90%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA ETF

Performance as of February 28, 2017

The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities, as represented by the MSCI South Africa Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 6.00%, net of fees, while the total return for the Index was 6.21%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.12%	27.79%	27.79%	27.12%	27.79%	27.79%
5 Years	(1.99)%	(1.80)%	(1.38)%	(9.54)%	(8.68)%	(6.70)%
10 Years	2.82%	2.66%	3.60%	32.01%	30.00%	42.39%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,060.00	$3.17	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Consumer Discretionary	35.04%
Financials	24.71
Materials	11.52
Consumer Staples	8.72
Telecommunication Services	7.19
Real Estate	6.70
Health Care	4.33
Industrials	1.29
Energy	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Naspers Ltd. Class N	23.93%
Steinhoff International Holdings NV Class H	5.41
Sasol Ltd.	5.38
MTN Group Ltd.	5.29
Standard Bank Group Ltd.	4.83
FirstRand Ltd.	4.36
Remgro Ltd.	3.08
Aspen Pharmacare Holdings Ltd.	2.69
Sanlam Ltd.	2.48
Bid Corp. Ltd.	2.30

TOTAL	59.75%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI TURKEY ETF

Performance as of February 28, 2017

The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities, as represented by the MSCI Turkey Investable Market Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -7.03%, net of fees, while the total return for the Index was -7.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.62)%	(4.12)%	(4.52)%	(4.62)%	(4.12)%	(4.52)%
5 Years	(5.61)%	(5.55)%	(5.29)%	(25.08)%	(24.83)%	(23.79)%
Since Inception	(1.89)%	(1.98)%	(1.54)%	(15.64)%	(16.35)%	(12.97)%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$929.70	$2.97	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	40.24%
Industrials	12.39
Consumer Staples	11.92
Materials	9.32
Consumer Discretionary	7.99
Telecommunication Services	7.12
Energy	5.64
Real Estate	3.96
Utilities	1.20
Health Care	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Turkiye Garanti Bankasi AS	10.52%
Akbank TAS	10.10
BIM Birlesik Magazalar AS	5.89
Tupras Turkiye Petrol Rafinerileri AS	5.63
Turkcell Iletisim Hizmetleri AS	5.53
Turkiye Is Bankasi Class C	5.27
KOC Holding AS	4.97
Haci Omer Sabanci Holding AS	4.89
Eregli Demir ve Celik Fabrikalari TAS	4.40
Turkiye Halk Bankasi AS	3.72

TOTAL	60.92%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI USA EQUAL WEIGHTED ETF

Performance as of February 28, 2017

The iShares MSCI USA Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted U.S. equities, as represented by the MSCI USA Equal Weighted Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 9.57%, net of fees, while the total return for the Index was 9.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.80%	27.86%	28.05%	27.80%	27.86%	28.05%
5 Years	13.40%	13.39%	13.57%	87.54%	87.47%	88.93%
Since Inception	12.90%	12.90%	13.08%	128.79%	128.78%	131.24%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Equal Weighted Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,095.70	$0.78	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Consumer Discretionary	16.05%
Information Technology	15.05
Financials	13.25
Industrials	12.32
Health Care	11.38
Energy	6.96
Consumer Staples	6.90
Real Estate	6.43
Utilities	5.29
Materials	5.12
Telecommunication Services	1.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Plains GP Holdings LP Class A	0.24%
Regency Centers Corp.	0.24
Albemarle Corp.	0.18
Incyte Corp.	0.18
HP Inc.	0.17
Foot Locker Inc.	0.17
Alkermes PLC	0.17
Vertex Pharmaceuticals Inc.	0.17
ANSYS Inc.	0.17
OGE Energy Corp.	0.17

TOTAL	1.86%

*	Excludes money market funds.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 58.61%

AEROSPACE & DEFENSE — 1.14%
Embraer SA	10,906,332	$62,857,773

		62,857,773
BANKS — 6.48%
Banco Bradesco SA	13,131,370	137,729,541
Banco do Brasil SA	13,501,197	143,648,223
Banco Santander Brasil SA Units	6,850,700	75,663,790

		357,041,554
BEVERAGES — 7.66%
Ambev SA	73,554,660	421,798,500

		421,798,500
CAPITAL MARKETS — 4.22%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	28,827,400	176,244,663
CETIP SA – Mercados Organizados	3,730,103	56,173,361

		232,418,024
CONTAINERS & PACKAGING — 0.83%
Klabin SA Units	9,181,620	45,745,776

		45,745,776
DIVERSIFIED CONSUMER SERVICES — 1.76%
Kroton Educacional SA	22,090,464	97,067,388

		97,067,388
ELECTRIC UTILITIES — 2.83%
Centrais Eletricas Brasileiras SAa	3,789,400	26,176,215
CPFL Energia SA	4,578,753	37,589,634
EDP – Energias do Brasil SA	6,873,100	30,333,547
Equatorial Energia SA	3,230,200	61,800,548

		155,899,944
FOOD & STAPLES RETAILING — 1.36%
Raia Drogasil SA	3,917,200	74,793,211

		74,793,211
FOOD PRODUCTS — 3.72%
BRF SA	9,674,050	126,313,054
JBS SA	12,730,222	47,876,438
M. Dias Branco SA	690,700	30,682,976

		204,872,468
HEALTH CARE PROVIDERS & SERVICES — 0.78%
Odontoprev SA	4,707,800	18,083,642
Qualicorp SA	3,899,600	24,706,241

		42,789,883

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.98%
AES Tiete Energia SA	3,551,800	$18,346,971
Engie Brasil Energia SA	3,001,400	35,677,201

		54,024,172
INSURANCE — 2.66%
BB Seguridade Participacoes SA	11,049,500	101,651,138
Porto Seguro SA	2,284,500	21,222,131
Sul America SA	3,779,950	23,595,831

		146,469,100
IT SERVICES — 2.59%
Cielo SA	16,300,655	142,938,563

		142,938,563
MACHINERY — 0.96%
WEG SA	9,745,960	53,193,957

		53,193,957
METALS & MINING — 2.28%
Cia. Siderurgica Nacional SAa	13,276,254	51,124,887
Vale SA	7,064,600	74,302,061

		125,426,948
MULTILINE RETAIL — 1.97%
Lojas Americanas SA	4,443,860	19,141,023
Lojas Renner SA	10,871,200	89,282,919

		108,423,942
OIL, GAS & CONSUMABLE FUELS — 7.12%
Cosan SA Industria e Comercio	2,416,290	30,990,026
Petroleo Brasileiro SAa	46,614,044	239,138,586
Ultrapar Participacoes SA	5,809,400	122,126,249

		392,254,861
PAPER & FOREST PRODUCTS — 0.94%
Duratex SA	5,619,211	15,244,661
Fibria Celulose SA	4,294,126	36,688,483

		51,933,144
PERSONAL PRODUCTS — 0.47%
Natura Cosmeticos SA	3,135,900	25,825,059

		25,825,059
PHARMACEUTICALS — 0.99%
Hypermarcas SA	6,269,600	54,594,492

		54,594,492
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.47%
BR Malls Participacoes SAa	9,836,920	47,176,743
Multiplan Empreendimentos Imobiliarios SA	1,558,700	32,211,129

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

February 28, 2017

Security	Shares	Value
Multiplan Empreendimentos Imobiliarios SA New[a]	74,926	$1,587,150

		80,975,022
ROAD & RAIL — 1.30%
Localiza Rent A Car SA	2,768,940	34,293,558
Rumo Logistica Operadora Multimodal SAa	13,480,200	37,177,793

		71,471,351
TRANSPORTATION INFRASTRUCTURE — 2.11%
CCR SA	20,044,900	116,558,097

		116,558,097
WATER UTILITIES — 1.17%
Cia. de Saneamento Basico do Estado de Sao Paulo	6,094,100	64,408,232

		64,408,232
WIRELESS TELECOMMUNICATION SERVICES — 0.82%
TIM Participacoes SA	14,344,390	45,002,008

		45,002,008

TOTAL COMMON STOCKS
(Cost: $2,231,368,572)		3,228,783,469

PREFERRED STOCKS — 40.34%

BANKS — 23.96%
Banco Bradesco SA	43,295,135	465,099,136
Itau Unibanco Holding SA	51,087,978	657,361,543
Itausa-Investimentos Itau SA	61,120,097	197,250,329

		1,319,711,008
CHEMICALS — 0.61%
Braskem SA Class A	3,240,736	33,678,237

		33,678,237
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.91%
Telefonica Brasil SA	7,135,174	105,295,994

		105,295,994
ELECTRIC UTILITIES — 1.90%
Centrais Eletricas Brasileiras SA Class B	4,860,151	38,431,281
Cia. Energetica de Minas Gerais	12,661,090	43,505,963
Cia. Paranaense de Energia Class B	2,072,900	22,454,751

		104,391,995
FOOD & STAPLES RETAILING — 0.87%
Cia. Brasileira de Distribuicao	2,599,364	48,001,756

		48,001,756

Security	Shares	Value
METALS & MINING — 4.13%
Gerdau SA	14,901,346	$62,029,068
Vale SA	16,328,000	165,379,389

		227,408,457
MULTILINE RETAIL — 0.99%
Lojas Americanas SA	10,381,327	54,726,378

		54,726,378
OIL, GAS & CONSUMABLE FUELS — 5.43%
Petroleo Brasileiro SA	61,296,078	299,091,760

		299,091,760
PAPER & FOREST PRODUCTS — 0.54%
Suzano Papel e Celulose SA Class A	6,909,000	29,870,154

		29,870,154

TOTAL PREFERRED STOCKS
(Cost: $1,353,809,865)		2,222,175,739

RIGHTS — 0.02%

BANKS — 0.02%
Itausa – Investimentos Itau SAa	949,437	1,202,437

		1,202,437

TOTAL RIGHTS
(Cost: $0)		1,202,437

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	7,712,408	7,712,408

		7,712,408

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,712,408)		7,712,408

TOTAL INVESTMENTS IN SECURITIES — 99.11%
(Cost: $3,592,890,845)[d]		5,459,874,053
Other Assets, Less Liabilities — 0.89%		48,758,621

NET ASSETS — 100.00%		$5,508,632,674

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $4,170,157,051. Net unrealized appreciation was $1,289,717,002, of which $1,868,895,413 represented gross unrealized appreciation on securities and $579,178,411 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,228,783,469	$—	$—	$3,228,783,469
Preferred stocks	2,222,175,739	—	—	2,222,175,739
Rights	—	1,202,437	—	1,202,437
Money market funds	7,712,408	—	—	7,712,408

Total	$5,458,671,616	$1,202,437	$—	$5,459,874,053

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 93.56%

AIRLINES — 4.47%
LATAM Airlines Group SAa	1,728,199	$17,497,719

		17,497,719
BANKS — 16.11%
Banco de Chile	133,035,642	16,113,184
Banco de Credito e Inversiones	267,803	14,451,774
Banco Santander Chile	418,944,939	23,059,415
Itau CorpBanca	1,157,782,086	9,366,471

		62,990,844
BEVERAGES — 4.73%
Cia. Cervecerias Unidas SA	1,081,986	12,816,327
Vina Concha y Toro SA	3,379,013	5,704,415

		18,520,742
CONSTRUCTION & ENGINEERING — 0.75%
SalfaCorp SA	3,638,995	2,947,816

		2,947,816
DIVERSIFIED FINANCIAL SERVICES — 1.06%
Inversiones La Construccion SA	312,792	4,156,727

		4,156,727
ELECTRIC UTILITIES — 14.24%
Enel Americas SA	186,196,329	36,302,681
Enel Chile SA	119,044,282	12,201,448
Engie Energia Chile SA	4,125,964	7,180,698

		55,684,827
FOOD & STAPLES RETAILING — 6.87%
Cencosud SA	9,105,534	26,872,741

		26,872,741
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 8.62%
AES Gener SA	22,479,332	8,437,578
Colbun SA	58,150,188	11,554,138
Enel Generacion Chile SA	20,140,832	13,704,780

		33,696,496
IT SERVICES — 1.61%
SONDA SA	3,851,712	6,281,286

		6,281,286
MARINE — 0.45%
Cia. Sud Americana de Vapores SAa	52,121,615	1,750,517

		1,750,517

Security	Shares	Value
METALS & MINING — 2.10%
CAP SA	719,042	$8,219,473

		8,219,473
MULTILINE RETAIL — 9.31%
Ripley Corp. SA	6,923,479	4,287,465
SACI Falabella	3,927,488	32,117,396

		36,404,861
OIL, GAS & CONSUMABLE FUELS — 7.86%
Empresas COPEC SA	2,931,439	30,749,676

		30,749,676
PAPER & FOREST PRODUCTS — 4.44%
Empresas CMPC SA	7,806,281	17,364,647

		17,364,647
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.96%
Parque Arauco SA	4,601,891	11,583,882

		11,583,882
TEXTILES, APPAREL & LUXURY GOODS — 0.85%
Forus SA	889,346	3,325,962

		3,325,962
WATER UTILITIES — 3.95%
Aguas Andinas SA Series A	19,474,233	10,495,925
Inversiones Aguas Metropolitanas SA	3,389,055	4,963,474

		15,459,399
WIRELESS TELECOMMUNICATION SERVICES — 3.18%
Empresa Nacional de Telecomunicaciones SAa	1,117,289	12,423,303

		12,423,303

TOTAL COMMON STOCKS
(Cost: $290,103,597)		365,930,918

PREFERRED STOCKS — 6.39%

BEVERAGES — 1.97%
Embotelladora Andina SA Class B	2,014,651	7,711,733

		7,711,733
CHEMICALS — 4.42%
Sociedad Quimica y Minera de Chile SA Series B	550,133	17,284,112

		17,284,112

TOTAL PREFERRED STOCKS
(Cost: $15,714,467)		24,995,845

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

February 28, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	387,434	$387,434

		387,434

TOTAL SHORT-TERM INVESTMENTS
(Cost: $387,434)		387,434

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $306,205,498)[d]		391,314,197
Other Assets, Less Liabilities — (0.05)%		(208,799)

NET ASSETS — 100.00%		$391,105,398

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $350,414,852. Net unrealized appreciation was $40,899,345, of which $88,794,864 represented gross unrealized appreciation on securities and $47,895,519 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$365,930,918	$—	$—	$365,930,918
Preferred stocks	24,995,845	—	—	24,995,845
Money market funds	387,434	—	—	387,434

Total	$391,314,197	$—	$—	$391,314,197

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI COLOMBIA CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 69.98%

BANKS — 5.82%
Banco de Bogota SA	4,472	$88,756
Bancolombia SA	96,122	822,300
Grupo Aval Acciones y Valores SA	219,518	84,507

		995,563
CAPITAL MARKETS — 2.46%
Bolsa de Valores de Colombia	51,918,750	421,057

		421,057
CONSTRUCTION & ENGINEERING — 2.18%
Construcciones El Condor SA	447,772	164,715
Constructora Conconcreto SA	600,000	207,367

		372,082
CONSTRUCTION MATERIALS — 14.14%
Cementos Argos SA	212,914	852,428
Cemex Latam Holdings SAa	167,180	615,552
Grupo Argos SA/Colombia	140,556	950,395

		2,418,375
DIVERSIFIED FINANCIAL SERVICES — 9.97%
Corp. Financiera Colombiana SA	22,906	229,973
Grupo de Inversiones Suramericana SA	117,780	1,474,291

		1,704,264
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.44%
Empresa de Telecomunicaciones de Bogota[a]	1,907,386	417,721

		417,721
ELECTRIC UTILITIES — 8.19%
Celsia SA ESP	112,554	170,621
Enel Americas SA	1,977,534	385,560
Interconexion Electrica SA ESP	220,090	843,502

		1,399,683
FOOD & STAPLES RETAILING — 4.58%
Almacenes Exito SA	147,342	783,511

		783,511
FOOD PRODUCTS — 4.54%
Grupo Nutresa SA	96,044	775,622

		775,622
GAS UTILITIES — 4.38%
Empresa de Energia de Bogota SA ESP	1,203,228	749,354

		749,354

Security	Shares	Value
METALS & MINING — 1.96%
Mineros SA	409,786	$335,838

		335,838
OIL, GAS & CONSUMABLE FUELS — 9.32%
Canacol Energy Ltd.[a,b]	155,688	459,617
Ecopetrol SAa	1,664,234	751,720
Empresas COPEC SA	36,400	381,822

		1,593,159

TOTAL COMMON STOCKS
(Cost: $10,843,609)		11,966,229

PREFERRED STOCKS — 29.88%

AIRLINES — 2.76%
Avianca Holdings SA	490,984	471,268

		471,268
BANKS — 19.70%
Banco Davivienda SA	74,958	761,802
Bancolombia SA	232,284	2,169,950
Grupo Aval Acciones y Valores SA	1,124,370	436,690

		3,368,442
CONSTRUCTION MATERIALS — 4.29%
Cementos Argos SA	80,184	295,784
Grupo Argos SA/Colombia	68,406	438,663

		734,447
DIVERSIFIED FINANCIAL SERVICES — 3.13%
Grupo de Inversiones Suramericana SA	44,044	535,036

		535,036

TOTAL PREFERRED STOCKS
(Cost: $4,635,169)		5,109,193

SHORT-TERM INVESTMENTS — 2.51%

MONEY MARKET FUNDS — 2.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	398,379	398,538
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	30,700	30,700

		429,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $429,091)		429,238

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI COLOMBIA CAPPED ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 102.37%
(Cost: $15,907,869)[f]	$17,504,660
Other Assets, Less Liabilities — (2.37)%	(405,507)

NET ASSETS — 100.00%	$17,099,153

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $21,237,358. Net unrealized depreciation was $3,732,698, of which $1,714,211 represented gross unrealized appreciation on securities and $5,446,909 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$11,966,229	$—	$—	$11,966,229
Preferred stocks	5,109,193	—	—	5,109,193
Money market funds	429,238	—	—	429,238

Total	$17,504,660	$—	$—	$17,504,660

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 2.52%
Elbit Systems Ltd.	23,587	$2,789,386

		2,789,386
AIRLINES — 0.11%
El Al Israel Airlines	178,133	126,934

		126,934
BANKS — 15.12%
Bank Hapoalim BM	1,002,222	6,180,777
Bank Leumi le-Israel BMa	1,165,558	5,110,102
First International Bank of Israel Ltd.[b]	45,285	709,697
Israel Discount Bank Ltd. Class Aa	1,083,928	2,399,928
Mizrahi Tefahot Bank Ltd.	141,738	2,367,297

		16,767,801
BUILDING PRODUCTS — 0.72%
Caesarstone Ltd.[a]	23,969	800,565

		800,565
CHEMICALS — 4.71%
Frutarom Industries Ltd.	39,343	2,232,856
Israel Chemicals Ltd.	520,947	2,218,135
Israel Corp. Ltd. (The)[a]	4,268	771,342

		5,222,333
COMMUNICATIONS EQUIPMENT — 1.25%
Ituran Location and Control Ltd.	22,597	632,716
Radware Ltd.[a,b]	48,838	754,547

		1,387,263
CONSTRUCTION & ENGINEERING — 1.39%
Electra Ltd./Israel	2,692	519,350
Shapir Engineering and Industry Ltd.	155,064	400,407
Shikun & Binui Ltd.	271,888	618,345

		1,538,102
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.54%
B Communications Ltd.	17,811	352,277
Bezeq The Israeli Telecommunication Corp. Ltd.	1,998,630	3,568,688

		3,920,965
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.29%
Orbotech Ltd.[a]	47,343	1,427,391

		1,427,391

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.60%
REIT 1 Ltd.	213,629	$669,590

		669,590
FOOD & STAPLES RETAILING — 0.85%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,918	441,641
Shufersal Ltd.	112,301	505,930

		947,571
FOOD PRODUCTS — 0.81%
Strauss Group Ltd.	51,282	893,276

		893,276
HEALTH CARE EQUIPMENT & SUPPLIES — 0.13%
Mazor Robotics Ltd.[a]	12,248	142,388

		142,388
HOUSEHOLD DURABLES — 0.31%
SodaStream International Ltd.[a]	7,159	348,930

		348,930
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.31%
Kenon Holdings Ltd./Singapore[a]	29,658	338,432

		338,432
INSURANCE — 2.80%
Clal Insurance Enterprises Holdings Ltd.[a]	30,395	475,509
Harel Insurance Investments & Financial Services Ltd.	134,906	735,622
IDI Insurance Co. Ltd.	9,203	471,488
Menora Mivtachim Holdings Ltd.[a]	41,510	453,266
Migdal Insurance & Financial Holding Ltd.[a,b]	537,261	533,379
Phoenix Holdings Ltd. (The)[a]	105,651	434,177

		3,103,441
INTERNET SOFTWARE & SERVICES — 1.54%
Wix.com Ltd.[a,b]	27,350	1,703,905

		1,703,905
IT SERVICES — 0.52%
Formula Systems 1985 Ltd.	3,275	133,149
Matrix IT Ltd.	53,185	447,798

		580,947
MACHINERY — 0.47%
Kornit Digital Ltd.[a]	32,414	525,107

		525,107

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

February 28, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.65%
Delek Group Ltd.[b]	4,780	$1,140,671
Jerusalem Oil Exploration[a]	11,689	623,598
Naphtha Israel Petroleum Corp. Ltd.[a]	58,563	415,856
Oil Refineries Ltd.[b]	1,519,000	610,054
Paz Oil Co. Ltd.	7,766	1,256,111

		4,046,290
PHARMACEUTICALS — 23.57%
Neuroderm Ltd.[a,b]	22,583	522,796
Taro Pharmaceutical Industries Ltd.[a,b]	10,808	1,295,987
Teva Pharmaceutical Industries Ltd. ADR	694,285	24,313,861

		26,132,644
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.85%
Africa Israel Properties Ltd.[a]	21,406	426,312
Airport City Ltd.[a]	71,501	871,096
Alony Hetz Properties & Investments Ltd.	115,826	1,046,803
Amot Investments Ltd.	152,179	705,233
Azrieli Group Ltd.	43,642	2,171,131
Bayside Land Corp.	1,153	455,778
Big Shopping Centers Ltd.	1,985	143,192
Blue Square Real Estate Ltd.	3,283	147,001
Gazit-Globe Ltd.	110,180	1,147,109
Jerusalem Economy Ltd.[a]	59,632	140,713
Melisron Ltd.	20,653	1,028,576
Norstar Holdings Inc.	20,443	425,168

		8,708,112
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.76%
Tower Semiconductor Ltd.[a]	84,612	1,952,183

		1,952,183
SOFTWARE — 21.66%
Check Point Software Technologies Ltd.[a,b]	116,423	11,515,399
CyberArk Software Ltd.[a]	20,350	1,029,303
Mobileye NVa,b	150,859	6,867,102
Nice Ltd.	58,628	4,073,022
Sapiens International Corp. NV	37,532	533,034

		24,017,860

Security	Shares	Value
SPECIALTY RETAIL — 0.48%
Delek Automotive Systems Ltd.	54,828	$532,722

		532,722
TEXTILES, APPAREL & LUXURY GOODS — 0.38%
Delta-Galil Industries Ltd.[b]	14,733	421,313

		421,313
WIRELESS TELECOMMUNICATION SERVICES — 1.41%
Cellcom Israel Ltd.[a]	69,356	764,949
Partner Communications Co. Ltd.[a]	126,953	800,714

		1,565,663

TOTAL COMMON STOCKS
(Cost: $114,133,740)		110,611,114

SHORT-TERM INVESTMENTS — 19.54%

MONEY MARKET FUNDS — 19.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	21,641,744	21,650,401
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	14,703	14,703

		21,665,104

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,661,296)		21,665,104

TOTAL INVESTMENTS IN SECURITIES — 119.29%
(Cost: $135,795,036)[f]		132,276,218
Other Assets, Less Liabilities — (19.29)%		(21,388,867)

NET ASSETS — 100.00%		$110,887,351

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $137,633,821. Net unrealized depreciation was $5,357,603, of which $11,537,588 represented gross unrealized appreciation on securities and $16,895,191 represented gross unrealized depreciation on securities.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$110,611,114	$—	$—	$110,611,114
Money market funds	21,665,104	—	—	21,665,104

Total	$132,276,218	$—	$—	$132,276,218

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI RUSSIA CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 93.48%

BANKS — 19.42%
Sberbank of Russia PJSC	11,591,520	$31,019,819
Sberbank of Russia PJSC ADR	3,038,965	33,155,108
VTB Bank PJSC	7,767,195,000	8,841,666
VTB Bank PJSC GDR[a]	4,644,755	10,399,607

		83,416,200
CAPITAL MARKETS — 2.74%
Moscow Exchange MICEX-RTS PJSC	5,528,800	11,743,304

		11,743,304
CHEMICALS — 1.70%
PhosAgro PJSC GDR[a]	528,246	7,289,795

		7,289,795
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.68%
Rostelecom PJSC	5,372,150	7,225,840

		7,225,840
ELECTRIC UTILITIES — 3.84%
Inter RAO UES PJSC	111,411,899	7,568,068
RusHydro PJSC	540,961,000	8,904,582

		16,472,650
FOOD & STAPLES RETAILING — 4.70%
Magnit PJSC GDR[a]	554,053	20,200,772

		20,200,772
METALS & MINING — 10.78%
Alrosa PJSC	9,319,700	14,752,354
MMC Norilsk Nickel PJSC	124,160	19,708,796
Severstal PJSC	828,015	11,838,654

		46,299,804
OIL, GAS & CONSUMABLE FUELS — 44.02%
Gazprom PJSC	19,420,287	43,877,910
Gazprom PJSC ADR	4,626,559	20,636,766
Lukoil PJSC	845,551	44,674,987
Lukoil PJSC ADR	239,564	12,696,892
Novatek PJSC GDR[a]	153,827	19,920,596
Rosneft Oil Co. PJSC	1,363,360	7,766,798
Rosneft Oil Co. PJSC GDR[a]	1,919,066	10,881,104
Surgutneftegas OJSC	12,449,000	6,201,466
Surgutneftegas OJSC ADR	650,464	3,278,339
Tatneft PJSC Class S	3,280,865	19,133,993

		189,068,851

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.60%
Mobile TeleSystems PJSC ADR	1,433,899	$14,726,143
Sistema PJSC FC GDR[a]	565,172	5,035,682

		19,761,825

TOTAL COMMON STOCKS (Cost: $407,554,371)		401,479,041

PREFERRED STOCKS — 6.40%

OIL, GAS & CONSUMABLE FUELS — 6.40%
Surgutneftegas OJSC	18,308,400	9,988,180
Transneft PJSC	5,637	17,513,057

		27,501,237

TOTAL PREFERRED STOCKS (Cost: $24,779,290)		27,501,237

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	807,380	807,380

		807,380

TOTAL SHORT-TERM INVESTMENTS (Cost: $807,380)		807,380

TOTAL INVESTMENTS IN SECURITIES — 100.07%
(Cost: $433,141,041)[d]		429,787,658
Other Assets, Less Liabilities — (0.07)%		(313,559)

NET ASSETS — 100.00%		$429,474,099

ADR   —  American Depositary Receipts

GDR   —  Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $460,129,857. Net unrealized depreciation was $30,342,199, of which $36,955,254 represented gross unrealized appreciation on securities and $67,297,453 represented gross unrealized depreciation on securities.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$401,479,041	$—	$—	$401,479,041
Preferred stocks	27,501,237	—	—	27,501,237
Money market funds	807,380	—	—	807,380

Total	$429,787,658	$—	$—	$429,787,658

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

BANKS — 8.53%
Barclays Africa Group Ltd.	583,128	$6,774,182
Capitec Bank Holdings Ltd.[a]	55,678	3,086,127
Nedbank Group Ltd.	272,756	5,108,962
Standard Bank Group Ltd.	1,780,272	19,491,801

		34,461,072
CAPITAL MARKETS — 1.65%
Brait SEb	465,974	2,622,707
Coronation Fund Managers Ltd.	312,091	1,606,267
Investec Ltd.	348,687	2,457,870

		6,686,844
CHEMICALS — 5.37%
Sasol Ltd.	761,538	21,716,642

		21,716,642
DISTRIBUTORS — 0.65%
Imperial Holdings Ltd.	206,804	2,641,969

		2,641,969
DIVERSIFIED FINANCIAL SERVICES — 9.20%
FirstRand Ltd.	4,629,165	17,596,490
PSG Group Ltd.	126,937	2,440,044
Remgro Ltd.	727,978	12,427,942
RMB Holdings Ltd.	970,667	4,705,657

		37,170,133
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.47%
Telkom SA SOC Ltd.	362,064	1,886,996

		1,886,996
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.77%
Fortress Income Fund Ltd.	1,078,817	2,875,196
Fortress Income Fund Ltd. Class A	1,342,390	1,785,748
Growthpoint Properties Ltd.	2,914,034	5,899,359
Hyprop Investments Ltd.	341,887	3,279,031
Redefine Properties Ltd.	6,899,631	5,733,868
Resilient REIT Ltd.	408,049	3,743,569

		23,316,771
FOOD & STAPLES RETAILING — 6.40%
Bid Corp. Ltd.	461,431	9,276,950
Massmart Holdings Ltd.	148,991	1,706,676
Pick n Pay Stores Ltd.	504,034	2,676,236
Shoprite Holdings Ltd.	592,730	8,576,005
SPAR Group Ltd. (The)	265,279	3,620,207

		25,856,074

Security	Shares	Value
FOOD PRODUCTS — 2.32%
Pioneer Foods Group Ltd.	175,792	$2,200,625
Tiger Brands Ltd.	224,651	7,179,214

		9,379,839
HEALTH CARE PROVIDERS & SERVICES — 1.64%
Life Healthcare Group Holdings Ltd.	1,344,191	3,443,719
Netcare Ltd.	1,307,783	3,179,472

		6,623,191
HOTELS, RESTAURANTS & LEISURE — 0.26%
Tsogo Sun Holdings Ltd.	506,397	1,071,254

		1,071,254
HOUSEHOLD DURABLES — 5.41%
Steinhoff International Holdings NV Class H	4,095,154	21,862,737

		21,862,737
INDUSTRIAL CONGLOMERATES — 1.29%
Bidvest Group Ltd. (The)	438,434	5,196,180

		5,196,180
INSURANCE — 5.31%
Discovery Ltd.	489,405	4,602,203
Liberty Holdings Ltd.	158,197	1,344,553
MMI Holdings Ltd./South Africa	1,407,738	2,647,581
Rand Merchant Investment Holdings Ltd.	920,114	2,827,873
Sanlam Ltd.	1,937,076	10,036,364

		21,458,574
MEDIA — 23.92%
Naspers Ltd. Class N	602,662	96,650,306

		96,650,306
METALS & MINING — 4.06%
Anglo American Platinum Ltd.[b]	74,089	1,719,114
AngloGold Ashanti Ltd.[b]	561,616	6,252,057
Gold Fields Ltd.	1,131,532	3,481,969
Impala Platinum Holdings Ltd.[b]	859,486	2,893,866
Sibanye Gold Ltd.	1,016,581	2,044,820

		16,391,826
MULTILINE RETAIL — 1.81%
Woolworths Holdings Ltd./South Africa	1,368,384	7,323,156

		7,323,156
OIL, GAS & CONSUMABLE FUELS — 0.50%
Exxaro Resources Ltd.	245,029	2,021,677

		2,021,677

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

February 28, 2017

Security	Shares	Value
PAPER & FOREST PRODUCTS — 2.08%
Mondi Ltd.	162,915	$3,743,184
Sappi Ltd.	744,494	4,656,502

		8,399,686
PHARMACEUTICALS — 2.69%
Aspen Pharmacare Holdings Ltd.	502,323	10,882,513

		10,882,513
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.92%
New Europe Property Investments PLC	330,791	3,735,308

		3,735,308
SPECIALTY RETAIL — 2.96%
Foschini Group Ltd. (The)	287,159	3,564,679
Mr. Price Group Ltd.	333,589	4,335,637
Truworths International Ltd.	608,282	4,054,283

		11,954,599
WIRELESS TELECOMMUNICATION SERVICES — 6.72%
MTN Group Ltd.	2,331,014	21,348,025
Vodacom Group Ltd.	511,745	5,799,385

		27,147,410

TOTAL COMMON STOCKS (Cost: $503,511,604)		403,834,757

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	3,068,022	3,069,249

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	61,845	$61,845

		3,131,094

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,130,167)		3,131,094

TOTAL INVESTMENTS IN SECURITIES — 100.71% (Cost: $506,641,771)[f]		406,965,851
Other Assets, Less Liabilities — (0.71)%		(2,861,306)

NET ASSETS — 100.00%		$404,104,545

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $527,124,814. Net unrealized depreciation was $120,158,963, of which $18,542,942 represented gross unrealized appreciation on securities and $138,701,905 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$403,834,757	$—	$—	$403,834,757
Money market funds	3,131,094	—	—	3,131,094

Total	$406,965,851	$—	$—	$406,965,851

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.92%

AIRLINES — 1.88%
Pegasus Hava Tasimaciligi ASa,b	287,329	$1,200,768
Turk Hava Yollari AOa,b	4,417,648	6,649,123

		7,849,891
AUTO COMPONENTS — 0.31%
EGE Endustri VE Ticaret ASb	8,832	642,996
Goodyear Lastikleri TAS[b]	650,248	657,848

		1,300,844
AUTOMOBILES — 3.15%
Ford Otomotiv Sanayi AS	562,028	5,673,576
Tofas Turk Otomobil Fabrikasi AS	1,000,814	7,498,656

		13,172,232
BANKS — 34.43%
Akbank TAS	17,615,387	42,198,069
Albaraka Turk Katilim Bankasi AS	2,167,678	734,988
Sekerbank TAS[a,b]	1,852,729	607,770
Turkiye Garanti Bankasi AS	18,495,329	43,949,095
Turkiye Halk Bankasi AS	5,003,945	15,545,942
Turkiye Is Bankasi Class C	12,609,237	22,002,556
Turkiye Sinai Kalkinma Bankasi AS	6,583,379	2,685,908
Turkiye Vakiflar Bankasi Tao Class D	6,005,149	8,773,649
Yapi ve Kredi Bankasi ASa,b	6,960,280	7,386,999

		143,884,976
BEVERAGES — 3.58%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,659,888	9,059,924
Coca-Cola Icecek AS	611,147	5,906,609

		14,966,533
BUILDING PRODUCTS — 0.53%
Trakya Cam Sanayii AS	2,613,138	2,225,879

		2,225,879
CAPITAL MARKETS — 0.19%
Verusa Holding ASb	196,620	785,916

		785,916
CHEMICALS — 2.42%
Gubre Fabrikalari TAS[b]	664,236	904,545
Petkim Petrokimya Holding AS	5,403,925	6,435,372
Soda Sanayii AS	1,799,874	2,758,656

		10,098,573
CONSTRUCTION & ENGINEERING — 0.69%
Tekfen Holding ASb	1,331,363	2,895,703

		2,895,703

Security	Shares	Value
CONSTRUCTION MATERIALS — 1.19%
Adana Cimento Sanayii TAS Class A	423,889	$792,251
Akcansa Cimento AS	384,245	1,534,819
Cimsa Cimento Sanayi VE Ticaret AS	431,467	2,041,011
Konya Cimento Sanayii ASb	7,729	620,860

		4,988,941
CONTAINERS & PACKAGING — 0.18%
Anadolu Cam Sanayii ASa	886,254	750,028

		750,028
DISTRIBUTORS — 0.27%
Dogus Otomotiv Servis ve Ticaret ASb	441,558	1,119,841

		1,119,841
DIVERSIFIED FINANCIAL SERVICES — 4.88%
Haci Omer Sabanci Holding AS	7,351,783	20,408,109

		20,408,109
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.60%
Turk Telekomunikasyon AS	4,202,871	6,673,431

		6,673,431
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.95%
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	543,160	645,336
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	15,212,078	13,125,428
Is Gayrimenkul Yatirim Ortakligi ASb	3,412,088	1,457,916
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,003,539	1,286,376

		16,515,056
FOOD & STAPLES RETAILING — 6.38%
BIM Birlesik Magazalar AS	1,701,731	24,581,184
Bizim Toptan Satis Magazalari ASb	159,232	513,567
Migros Ticaret ASa,b	285,839	1,552,274

		26,647,025
FOOD PRODUCTS — 1.65%
Pinar SUT Mamulleri Sanayii AS	143,539	638,241
Ulker Biskuvi Sanayi AS	1,232,102	6,273,273

		6,911,514
GAS UTILITIES — 0.53%
Aygaz AS	602,109	2,207,534

		2,207,534

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

February 28, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.22%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	997,129	$920,824

		920,824
HOTELS, RESTAURANTS & LEISURE — 0.40%
NET Holding ASa,b	2,202,353	1,681,695

		1,681,695
HOUSEHOLD DURABLES — 2.88%
Arcelik AS	1,893,571	10,899,152
Vestel Elektronik Sanayi ve Ticaret ASa,b	673,309	1,135,917

		12,035,069
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.67%
Aksa Enerji Uretim ASa,b	1,208,375	966,007
Zorlu Enerji Elektrik Uretim ASa,b	5,576,363	1,844,645

		2,810,652
INDUSTRIAL CONGLOMERATES — 7.36%
Alarko Holding ASb	629,066	799,425
Dogan Sirketler Grubu Holding ASa,b	8,327,431	1,629,859
Enka Insaat ve Sanayi AS	1	2
KOC Holding AS	5,076,674	20,753,964
Turkiye Sise ve Cam Fabrikalari AS	5,745,236	6,208,326
Yazicilar Holding ASb	321,119	1,364,110

		30,755,686
INSURANCE — 0.71%
Anadolu Anonim Turk Sigorta Sirketi[a]	1,404,585	937,009
Anadolu Hayat Emeklilik AS	690,413	1,001,095
AvivaSA Emeklilik ve Hayat ASb	189,424	1,028,684

		2,966,788
MACHINERY — 0.61%
Otokar Otomotiv Ve Savunma Sanayi ASb	66,931	2,546,168

		2,546,168
MEDIA — 0.56%
Besiktas Futbol Yatirimlari Sanayi ve Ticaret ASa,b	963,184	1,502,818
Fenerbahce Futbol ASa,b	79,607	829,514

		2,332,332

Security	Shares	Value
METALS & MINING — 5.53%
Borusan Mannesmann Boru Sanayi ve Ticaret ASb	341,375	$939,167
Eregli Demir ve Celik Fabrikalari TAS	11,209,914	18,355,632
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da	5,637,615	1,895,989
Koza Altin Isletmeleri ASa,b	367,271	1,906,416

		23,097,204
OIL, GAS & CONSUMABLE FUELS — 5.63%
Tupras Turkiye Petrol Rafinerileri AS	1,002,492	23,531,314

		23,531,314
PERSONAL PRODUCTS — 0.30%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret ASb	1,375,284	1,266,250

		1,266,250
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Aksa Akrilik Kimya Sanayii AS	594,070	1,716,246

		1,716,246
TRANSPORTATION INFRASTRUCTURE — 1.31%
TAV Havalimanlari Holding AS	1,308,721	5,472,846

		5,472,846
WIRELESS TELECOMMUNICATION SERVICES — 5.52%
Turkcell Iletisim Hizmetleri ASa	7,046,018	23,074,951

		23,074,951

TOTAL COMMON STOCKS
(Cost: $633,491,678)		417,610,051

SHORT-TERM INVESTMENTS — 7.40%

MONEY MARKET FUNDS — 7.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	30,659,613	30,671,877
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	271,337	271,337

		30,943,214

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,931,643)		30,943,214

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 107.32%
(Cost: $664,423,321)[f]	$448,553,265
Other Assets, Less Liabilities — (7.32)%	(30,589,518)

NET ASSETS — 100.00%	$417,963,747

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $676,365,912. Net unrealized depreciation was $227,812,647, of which $1,022,458 represented gross unrealized appreciation on securities and $228,835,105 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$417,610,051	$—	$—	$417,610,051
Money market funds	30,943,214	—	—	30,943,214

Total	$448,553,265	$—	$—	$448,553,265

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.09%
Arconic Inc.	6,844	$197,039
B/E Aerospace Inc.	3,336	212,170
Boeing Co. (The)	1,192	214,834
General Dynamics Corp.	1,101	208,981
Huntington Ingalls Industries Inc.	971	212,164
L3 Technologies Inc.	1,237	208,212
Lockheed Martin Corp.	785	209,265
Northrop Grumman Corp.	861	212,744
Raytheon Co.	1,357	209,182
Rockwell Collins Inc.	2,233	213,452
Textron Inc.	4,318	204,241
TransDigm Group Inc.	819	208,190
United Technologies Corp.	1,856	208,893

		2,719,367
AIR FREIGHT & LOGISTICS — 0.64%
CH Robinson Worldwide Inc.	2,627	211,132
Expeditors International of Washington Inc.	3,701	208,662
FedEx Corp.	1,078	208,033
United Parcel Service Inc. Class B	1,979	209,299

		837,126
AIRLINES — 0.64%
American Airlines Group Inc.	4,513	209,223
Delta Air Lines Inc.	4,105	204,963
Southwest Airlines Co.	3,609	208,600
United Continental Holdings Inc.[a]	2,772	205,377

		828,163
AUTO COMPONENTS — 0.80%
Autoliv Inc.	1,980	207,306
BorgWarner Inc.	4,888	206,225
Delphi Automotive PLC	2,746	209,053
Goodyear Tire & Rubber Co. (The)	5,815	203,816
Lear Corp.	1,462	207,589

		1,033,989
AUTOMOBILES — 0.62%
Ford Motor Co.	16,527	207,083
General Motors Co.	5,525	203,541
Harley-Davidson Inc.	3,633	204,829
Tesla Inc.[a,b]	765	191,242

		806,695
BANKS — 3.03%
Bank of America Corp.	8,433	208,126
BB&T Corp.	4,342	209,371

Security	Shares	Value
CIT Group Inc.	4,825	$206,992
Citigroup Inc.	3,450	206,344
Citizens Financial Group Inc.	5,550	207,403
Comerica Inc.	2,903	206,926
Fifth Third Bancorp.	7,602	208,599
First Republic Bank/CA	2,184	204,925
Huntington Bancshares Inc./OH	14,733	208,325
JPMorgan Chase & Co.	2,296	208,064
KeyCorp	11,044	207,296
M&T Bank Corp.	1,245	207,878
People’s United Financial Inc.	10,860	208,512
PNC Financial Services Group Inc. (The)[c]	1,637	208,275
Regions Financial Corp.	13,646	208,374
Signature Bank/New York NYa	1,309	206,181
SunTrust Banks Inc.	3,497	208,037
U.S. Bancorp.	3,780	207,900
Wells Fargo & Co.	3,583	207,384

		3,944,912
BEVERAGES — 1.12%
Brown-Forman Corp. Class B	4,300	209,668
Coca-Cola Co. (The)	5,025	210,849
Constellation Brands Inc. Class A	1,305	207,247
Dr Pepper Snapple Group Inc.	2,218	207,250
Molson Coors Brewing Co. Class B	2,086	209,414
Monster Beverage Corp.[a]	4,758	197,171
PepsiCo Inc.	1,911	210,936

		1,452,535
BIOTECHNOLOGY — 2.15%
AbbVie Inc.	3,407	210,689
Alexion Pharmaceuticals Inc.[a]	1,598	209,738
Alkermes PLC[a]	3,923	221,649
Amgen Inc.	1,211	213,778
Biogen Inc.[a]	727	209,812
BioMarin Pharmaceutical Inc.[a]	2,328	218,669
Celgene Corp.[a]	1,753	216,513
Gilead Sciences Inc.	3,037	214,048
Incyte Corp.[a]	1,722	229,198
Regeneron Pharmaceuticals Inc.[a]	564	210,654
Seattle Genetics Inc.[a,b]	3,237	212,509
United Therapeutics Corp.[a,b]	1,422	210,058
Vertex Pharmaceuticals Inc.[a]	2,437	220,841

		2,798,156
BUILDING PRODUCTS — 0.64%
AO Smith Corp.	4,142	208,591
Fortune Brands Home & Security Inc.	3,674	212,467

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2017

Security	Shares	Value
Johnson Controls International PLC	4,957	$207,897
Masco Corp.	6,176	208,625

		837,580
CAPITAL MARKETS — 3.64%
Affiliated Managers Group Inc.	1,234	207,226
Ameriprise Financial Inc.	1,599	210,268
Bank of New York Mellon Corp. (The)	4,420	208,359
BlackRock Inc.[c]	524	203,029
Charles Schwab Corp. (The)	5,037	203,545
CME Group Inc.	1,707	207,332
E*TRADE Financial Corp.[a]	5,596	193,118
Eaton Vance Corp. NVS	4,493	209,509
Franklin Resources Inc.	4,888	210,380
Goldman Sachs Group Inc. (The)	831	206,138
Intercontinental Exchange Inc.	3,619	206,753
Invesco Ltd.	6,268	201,767
Moody’s Corp.	1,841	205,032
Morgan Stanley	4,495	205,287
MSCI Inc.	2,202	208,287
Nasdaq Inc.	2,934	208,637
Northern Trust Corp.	2,390	208,766
Raymond James Financial Inc.	2,625	206,220
S&P Global Inc.	1,598	206,893
SEI Investments Co.	4,133	208,097
State Street Corp.	2,606	207,724
T Rowe Price Group Inc.	2,925	208,289
TD Ameritrade Holding Corp.	4,807	187,954

		4,728,610
CHEMICALS — 3.20%
Air Products & Chemicals Inc.	1,490	209,300
Albemarle Corp.	2,262	229,616
Ashland Global Holdings Inc.	1,697	204,760
Axalta Coating Systems Ltd.[a]	7,065	205,662
Celanese Corp. Series A	2,315	206,429
CF Industries Holdings Inc.	6,294	197,757
Dow Chemical Co. (The)	3,284	204,462
Eastman Chemical Co.	2,598	208,490
Ecolab Inc.	1,698	210,501
EI du Pont de Nemours & Co.	2,619	205,696
FMC Corp.	3,577	206,107
International Flavors & Fragrances Inc.	1,704	214,193
LyondellBasell Industries NV Class A	2,224	202,918
Monsanto Co.	1,877	213,659
Mosaic Co. (The)	6,311	196,840

Security	Shares	Value
PPG Industries Inc.	2,033	$208,240
Praxair Inc.	1,775	210,710
Sherwin-Williams Co. (The)	668	206,105
Valspar Corp. (The)	1,879	208,982
WR Grace & Co.	2,922	206,994

		4,157,421
COMMERCIAL SERVICES & SUPPLIES — 0.80%
Cintas Corp.	1,760	207,698
Republic Services Inc.	3,389	209,949
Stericycle Inc.[a]	2,448	202,890
Waste Connections Inc.	2,411	210,697
Waste Management Inc.	2,863	209,915

		1,041,149
COMMUNICATIONS EQUIPMENT — 0.95%
Cisco Systems Inc.	6,133	209,626
F5 Networks Inc.[a]	1,443	206,739
Harris Corp.	1,893	208,041
Juniper Networks Inc.	7,327	205,156
Motorola Solutions Inc.	2,624	207,217
Palo Alto Networks Inc.[a,b]	1,346	204,457

		1,241,236
CONSTRUCTION & ENGINEERING — 0.32%
Fluor Corp.	3,694	204,611
Jacobs Engineering Group Inc.	3,681	207,645

		412,256
CONSTRUCTION MATERIALS — 0.32%
Martin Marietta Materials Inc.	955	206,232
Vulcan Materials Co.	1,740	209,862

		416,094
CONSUMER FINANCE — 0.96%
Ally Financial Inc.	9,027	203,017
American Express Co.	2,617	209,517
Capital One Financial Corp.	2,251	211,279
Discover Financial Services	2,937	208,938
Navient Corp.	13,479	207,712
Synchrony Financial	5,684	205,988

		1,246,451
CONTAINERS & PACKAGING — 1.13%
Avery Dennison Corp.	2,619	211,379
Ball Corp.	2,847	209,340
Crown Holdings Inc.[a]	3,930	210,609
International Paper Co.	4,036	212,697
Packaging Corp. of America	2,224	205,564
Sealed Air Corp.	4,381	203,629

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2017

Security	Shares	Value
WestRock Co.	3,930	$211,120

		1,464,338
DISTRIBUTORS — 0.31%
Genuine Parts Co.	2,178	208,457
LKQ Corp.[a]	6,326	199,775

		408,232
DIVERSIFIED CONSUMER SERVICES — 0.16%
H&R Block Inc.	10,309	211,953

		211,953
DIVERSIFIED FINANCIAL SERVICES — 0.48%
Berkshire Hathaway Inc. Class Ba	1,233	211,361
Leucadia National Corp.	8,131	216,447
Voya Financial Inc.	4,896	201,862

		629,670
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.94%
AT&T Inc.	5,016	209,619
CenturyLink Inc.	8,420	204,269
Frontier Communications Corp.	62,403	182,841
Level 3 Communications Inc.[a]	3,606	206,443
Verizon Communications Inc.	4,209	208,893
Zayo Group Holdings Inc.[a]	6,624	208,788

		1,220,853
ELECTRIC UTILITIES — 2.65%
Alliant Energy Corp.	5,409	213,547
American Electric Power Co. Inc.	3,200	214,304
Duke Energy Corp.	2,617	216,033
Edison International	2,708	215,936
Entergy Corp.	2,836	217,408
Eversource Energy	3,629	212,877
Exelon Corp.	5,857	215,011
FirstEnergy Corp.	6,789	220,167
NextEra Energy Inc.	1,627	213,137
OGE Energy Corp.	5,981	220,280
PG&E Corp.	3,228	215,469
Pinnacle West Capital Corp.	2,622	215,502
PPL Corp.	5,775	212,982
Southern Co. (The)	4,267	216,849
Westar Energy Inc.	3,926	211,926
Xcel Energy Inc.	4,920	215,053

		3,446,481
ELECTRICAL EQUIPMENT — 0.95%
Acuity Brands Inc.	961	203,059
AMETEK Inc.	3,780	204,007
Eaton Corp. PLC	2,884	207,590

Security	Shares	Value
Emerson Electric Co.	3,382	$203,258
Rockwell Automation Inc.	1,368	206,705
Sensata Technologies Holding NVa	4,990	204,840

		1,229,459
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.43%
Amphenol Corp. Class A	2,994	207,215
Arrow Electronics Inc.[a]	2,828	204,182
Avnet Inc.	4,494	207,083
CDW Corp./DE	3,489	205,502
Corning Inc.	7,537	208,096
Flex Ltd.[a]	12,473	205,680
FLIR Systems Inc.	5,700	209,247
TE Connectivity Ltd.	2,778	206,878
Trimble Inc.[a]	6,645	206,194

		1,860,077
ENERGY EQUIPMENT & SERVICES — 1.29%
Baker Hughes Inc.	3,452	208,087
Core Laboratories NV	1,853	212,020
Halliburton Co.	3,940	210,633
Helmerich & Payne Inc.	3,101	212,015
National Oilwell Varco Inc.	5,368	216,975
Schlumberger Ltd.	2,623	210,784
TechnipFMC PLC[a]	6,395	206,686
Weatherford International PLC[a,b]	36,550	206,873

		1,684,073
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.09%
Alexandria Real Estate Equities Inc.	1,765	210,582
American Tower Corp.	1,883	216,150
AvalonBay Communities Inc.	1,156	212,450
Boston Properties Inc.[b]	1,508	209,657
Brixmor Property Group Inc.	8,813	205,695
Camden Property Trust	2,528	213,995
Colony NorthStar Inc. Class A	14,649	215,047
Crown Castle International Corp.	2,308	215,867
Digital Realty Trust Inc.[b]	2,016	217,728
Duke Realty Corp.	8,263	211,863
Equinix Inc.	560	210,599
Equity Residential	3,376	212,924
Essex Property Trust Inc.	911	213,812
Extra Space Storage Inc.	2,682	212,388
Federal Realty Investment Trust	1,477	207,858
GGP Inc.	8,195	203,728
HCP Inc.	6,594	216,217

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2017

Security	Shares	Value
Host Hotels & Resorts Inc.	11,393	$204,960
Iron Mountain Inc.	5,629	204,614
Kimco Realty Corp.	8,586	208,211
Liberty Property Trust	5,367	211,675
Macerich Co. (The)[b]	3,106	209,282
Mid-America Apartment Communities Inc.	2,083	213,987
National Retail Properties Inc.	4,670	211,271
Prologis Inc.	4,152	211,960
Public Storage	924	210,173
Realty Income Corp.	3,419	209,516
Regency Centers Corp.	4,364	307,007
SBA Communications Corp.[a]	1,872	216,721
Simon Property Group Inc.	1,132	208,741
SL Green Realty Corp.	1,863	209,923
UDR Inc.	5,870	214,255
Ventas Inc.	3,333	216,812
VEREIT Inc.	23,544	213,544
Vornado Realty Trust	1,903	209,083
Welltower Inc.	3,088	217,333
Weyerhaeuser Co.	6,192	208,794

		7,924,422
FOOD & STAPLES RETAILING — 1.28%
Costco Wholesale Corp.	1,184	209,781
CVS Health Corp.	2,608	210,152
Kroger Co. (The)	6,291	200,054
Rite Aid Corp.[a]	35,076	210,456
Sysco Corp.	3,963	208,929
Wal-Mart Stores Inc.	2,915	206,761
Walgreens Boots Alliance Inc.	2,423	209,299
Whole Foods Market Inc.	6,722	206,164

		1,661,596
FOOD PRODUCTS — 2.57%
Archer-Daniels-Midland Co.	4,659	218,833
Bunge Ltd.	2,631	215,347
Campbell Soup Co.	3,533	209,684
Conagra Brands Inc.	5,165	212,850
General Mills Inc.	3,450	208,277
Hershey Co. (The)	1,937	209,874
Hormel Foods Corp.	5,600	197,400
Ingredion Inc.	1,734	209,623
JM Smucker Co. (The)	1,485	210,469
Kellogg Co.	2,807	207,915
Kraft Heinz Co. (The)	2,240	204,982
McCormick & Co. Inc./MD	2,129	209,536

Security	Shares	Value
Mead Johnson Nutrition Co.	2,389	$209,730
Mondelez International Inc. Class A	4,682	205,633
Tyson Foods Inc. Class A	3,307	206,886
WhiteWave Foods Co. (The)[a]	3,801	209,359

		3,346,398
GAS UTILITIES — 0.33%
Atmos Energy Corp.	2,707	211,931
UGI Corp.	4,379	211,199

		423,130
HEALTH CARE EQUIPMENT & SUPPLIES — 3.25%
Abbott Laboratories	4,644	209,351
Align Technology Inc.[a]	2,068	212,508
Baxter International Inc.	4,168	212,235
Becton Dickinson and Co.	1,149	210,324
Boston Scientific Corp.[a]	8,310	204,010
Cooper Companies Inc. (The)	1,072	213,478
CR Bard Inc.	859	210,661
Danaher Corp.	2,465	210,881
DENTSPLY SIRONA Inc.	3,353	212,983
DexCom Inc.[a]	2,661	207,984
Edwards Lifesciences Corp.[a]	2,267	213,189
Hologic Inc.[a]	5,192	210,691
IDEXX Laboratories Inc.[a]	1,470	213,062
Intuitive Surgical Inc.[a]	286	210,782
Medtronic PLC	2,625	212,389
ResMed Inc.	2,888	208,023
Stryker Corp.	1,642	211,095
Teleflex Inc.	1,136	217,180
Varian Medical Systems Inc.[a,b]	2,502	209,893
Zimmer Biomet Holdings Inc.	1,789	209,456

		4,220,175
HEALTH CARE PROVIDERS & SERVICES — 3.08%
Aetna Inc.	1,561	200,994
AmerisourceBergen Corp.	2,289	209,466
Anthem Inc.	1,281	211,135
Cardinal Health Inc.	2,578	209,772
Centene Corp.[a]	2,978	209,949
Cigna Corp.	1,417	210,991
DaVita Inc.[a]	3,026	210,035
Envision Healthcare Corp.[a,b]	2,935	205,450
Express Scripts Holding Co.[a]	2,956	208,841
HCA Holdings Inc.[a]	2,433	212,255
Henry Schein Inc.[a]	1,210	207,588
Humana Inc.	1,016	214,630

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2017

Security	Shares	Value
Laboratory Corp. of America Holdings[a]	1,504	$213,959
McKesson Corp.	1,403	210,632
MEDNAX Inc.[a,b]	2,974	211,719
Patterson Companies Inc.	4,688	213,070
Quest Diagnostics Inc.	2,186	213,004
UnitedHealth Group Inc.	1,302	215,325
Universal Health Services Inc. Class B	1,689	212,138

		4,000,953
HEALTH CARE TECHNOLOGY — 0.16%
Cerner Corp.[a,b]	3,776	207,831

		207,831
HOTELS, RESTAURANTS & LEISURE — 2.57%
Aramark	5,820	208,007
Carnival Corp.	3,770	210,932
Chipotle Mexican Grill Inc.[a,b]	489	204,764
Darden Restaurants Inc.	2,772	207,013
Domino’s Pizza Inc.	1,146	217,522
Hilton Worldwide Holdings Inc.	3,614	206,721
Las Vegas Sands Corp.	4,022	212,965
Marriott International Inc./MD Class A	2,384	207,384
McDonald’s Corp.	1,637	208,963
MGM Resorts International[a]	7,900	207,691
Norwegian Cruise Line Holdings Ltd.[a]	4,049	205,284
Royal Caribbean Cruises Ltd.	2,179	209,402
Starbucks Corp.	3,632	206,552
Wyndham Worldwide Corp.	2,484	206,768
Wynn Resorts Ltd.	2,207	212,203
Yum! Brands Inc.	3,163	206,607

		3,338,778
HOUSEHOLD DURABLES — 1.62%
DR Horton Inc.	6,744	215,808
Garmin Ltd.	3,861	199,266
Harman International Industries Inc.	1,880	209,846
Leggett & Platt Inc.	4,267	209,851
Lennar Corp. Class A	4,419	215,603
Mohawk Industries Inc.[a]	929	210,288
Newell Brands Inc.	4,424	216,909
PulteGroup Inc.	9,629	212,320
Toll Brothers Inc.[a]	6,162	210,371
Whirlpool Corp.	1,155	206,271

		2,106,533

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.96%
Church & Dwight Co. Inc.	4,207	$209,677
Clorox Co. (The)	1,538	210,414
Colgate-Palmolive Co.	2,845	207,628
Kimberly-Clark Corp.	1,550	205,453
Procter & Gamble Co. (The)	2,286	208,186
Spectrum Brands Holdings Inc.	1,534	208,194

		1,249,552
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.32%
AES Corp./VA	18,020	207,590
Calpine Corp.[a]	17,732	207,642

		415,232
INDUSTRIAL CONGLOMERATES — 0.64%
3M Co.	1,123	209,271
General Electric Co.	6,892	205,451
Honeywell International Inc.	1,671	208,039
Roper Technologies Inc.	1,006	210,455

		833,216
INSURANCE — 4.63%
Aflac Inc.	2,938	212,564
Alleghany Corp.[a]	219	141,430
Allstate Corp. (The)	2,594	213,123
American International Group Inc.	3,275	209,338
Aon PLC	1,809	209,211
Arch Capital Group Ltd.[a]	2,220	209,945
Arthur J Gallagher & Co.	3,719	211,797
Assurant Inc.	2,124	210,276
Axis Capital Holdings Ltd.	3,046	211,088
Chubb Ltd.	1,517	209,604
Cincinnati Financial Corp.	2,867	209,176
Everest Re Group Ltd.	634	149,079
FNF Group	5,487	210,317
Hartford Financial Services Group Inc. (The)	4,294	209,934
Lincoln National Corp.	2,916	204,586
Loews Corp.	4,436	208,403
Markel Corp.[a]	215	210,642
Marsh & McLennan Companies Inc.	2,867	210,667
MetLife Inc.	3,909	204,988
Principal Financial Group Inc.	3,320	207,633
Progressive Corp. (The)	5,382	210,867
Prudential Financial Inc.	1,892	209,142
Reinsurance Group of America Inc.	1,265	164,526

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2017

Security	Shares	Value
RenaissanceRe Holdings Ltd.	759	$112,059
Torchmark Corp.	2,698	209,176
Travelers Companies Inc. (The)	1,715	209,642
Unum Group	4,327	211,287
Willis Towers Watson PLC	1,646	211,396
WR Berkley Corp.	2,938	208,657
XL Group Ltd.	5,076	205,527

		6,016,080
INTERNET & DIRECT MARKETING RETAIL — 0.94%
Amazon.com Inc.[a]	244	206,190
Expedia Inc.	1,734	206,415
Liberty Interactive Corp. QVC Group Series Aa	10,179	192,180
Netflix Inc.[a]	1,453	206,515
Priceline Group Inc. (The)[a]	127	218,964
TripAdvisor Inc.[a]	4,590	190,347

		1,220,611
INTERNET SOFTWARE & SERVICES — 1.60%
Akamai Technologies Inc.[a,b]	3,318	207,707
Alphabet Inc. Class Aa	123	103,926
Alphabet Inc. Class Ca	128	105,371
CoStar Group Inc.[a]	995	202,164
eBay Inc.[a]	6,182	209,570
Facebook Inc. Class Aa	1,536	208,190
MercadoLibre Inc.	1,043	219,937
Twitter Inc.[a,b]	13,001	205,026
VeriSign Inc.[a,b]	2,543	209,721
Yahoo! Inc.[a]	4,547	207,616
Zillow Group Inc. Class Ca,b	5,812	197,259

		2,076,487
IT SERVICES — 3.38%
Accenture PLC Class A	1,711	209,597
Alliance Data Systems Corp.	872	211,879
Automatic Data Processing Inc.	2,081	213,552
Broadridge Financial Solutions Inc.	3,036	210,486
Cognizant Technology Solutions Corp. Class Aa	3,558	210,883
Computer Sciences Corp.	2,956	202,663
Fidelity National Information Services Inc.	2,524	207,649
First Data Corp. Class Aa,b	12,721	204,808
Fiserv Inc.[a]	1,837	211,990
FleetCor Technologies Inc.[a]	1,252	212,840
Gartner Inc.[a]	2,040	210,548

Security	Shares	Value
Global Payments Inc.	2,656	$211,657
International Business Machines Corp.	1,154	207,512
MasterCard Inc. Class A	1,910	210,979
Paychex Inc.	3,507	215,400
PayPal Holdings Inc.[a]	4,922	206,724
Sabre Corp.	9,647	211,366
Total System Services Inc.	3,800	207,024
Vantiv Inc. Class Aa	3,200	209,216
Visa Inc. Class A	2,381	209,385
Western Union Co. (The)	10,458	205,395

		4,401,553
LEISURE PRODUCTS — 0.47%
Hasbro Inc.	2,115	204,880
Mattel Inc.	8,112	208,722
Polaris Industries Inc.[b]	2,359	201,010

		614,612
LIFE SCIENCES TOOLS & SERVICES — 0.97%
Agilent Technologies Inc.	4,071	208,842
Illumina Inc.[a]	1,288	215,611
Mettler-Toledo International Inc.[a,b]	441	210,013
Quintiles IMS Holdings Inc.[a]	2,703	209,185
Thermo Fisher Scientific Inc.	1,323	208,611
Waters Corp.[a]	1,352	209,547

		1,261,809
MACHINERY — 2.86%
AGCO Corp.	3,317	202,072
Caterpillar Inc.	2,129	205,789
Cummins Inc.	1,373	203,877
Deere & Co.	1,903	208,360
Dover Corp.	2,583	206,898
Flowserve Corp.	4,297	199,596
Fortive Corp.	3,624	208,924
Illinois Tool Works Inc.	1,606	212,008
Ingersoll-Rand PLC	2,565	203,558
Middleby Corp. (The)[a]	1,515	210,146
PACCAR Inc.	3,072	205,240
Parker-Hannifin Corp.	1,342	207,795
Pentair PLC	3,549	206,055
Snap-on Inc.	1,223	207,506
Stanley Black & Decker Inc.	1,642	208,780
WABCO Holdings Inc.[a]	1,850	207,718
Wabtec Corp./DE	2,607	208,873
Xylem Inc./NY	4,333	208,504

		3,721,699

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2017

Security	Shares	Value
MEDIA — 3.02%
CBS Corp. Class B NVS	3,114	$205,275
Charter Communications Inc. Class Aa	642	207,404
Comcast Corp. Class A	5,510	206,184
Discovery Communications Inc. Class Aa,b	2,961	85,158
Discovery Communications Inc. Class C NVS[a]	4,294	120,532
DISH Network Corp. Class Aa	3,350	207,700
Interpublic Group of Companies Inc. (The)	8,468	204,079
Liberty Broadband Corp. Class Ca,b	2,423	208,233
Liberty Global PLC Series Aa	1,674	59,762
Liberty Global PLC Series C NVS[a]	4,145	145,448
Liberty Global PLC LiLAC Class Ca	7,928	194,949
Liberty Media Corp.-Liberty SiriusXM Class Aa	1,709	67,215
Liberty Media Corp.-Liberty SiriusXM Class Ca	3,660	142,484
News Corp. Class A	15,730	201,659
Omnicom Group Inc.	2,452	208,665
Scripps Networks Interactive Inc. Class A	2,535	204,752
Sirius XM Holdings Inc.[b]	40,594	206,623
TEGNA Inc.	8,463	216,907
Time Warner Inc.	2,170	213,116
Twenty-First Century Fox Inc. Class A	4,889	146,279
Twenty-First Century Fox Inc. Class B	2,021	59,316
Viacom Inc. Class B NVS	4,697	204,085
Walt Disney Co. (The)	1,898	208,951

		3,924,776
METALS & MINING — 0.47%
Freeport-McMoRan Inc.[a]	15,227	204,042
Newmont Mining Corp.	5,807	198,832
Nucor Corp.	3,306	206,856

		609,730
MORTGAGE REAL ESTATE INVESTMENT — 0.33%
AGNC Investment Corp.	10,720	210,434
Annaly Capital Management Inc.	19,180	212,898

		423,332

Security	Shares	Value
MULTI-UTILITIES — 1.82%
Ameren Corp.	3,873	$211,814
CenterPoint Energy Inc.	7,868	214,954
CMS Energy Corp.	4,777	212,672
Consolidated Edison Inc.	2,787	214,711
Dominion Resources Inc./VA	2,775	215,451
DTE Energy Co.	2,101	212,999
NiSource Inc.	9,052	216,433
Public Service Enterprise Group Inc.	4,722	217,118
SCANA Corp.	3,077	213,390
Sempra Energy	1,951	215,176
WEC Energy Group Inc.	3,579	215,706

		2,360,424
MULTILINE RETAIL — 0.95%
Dollar General Corp.	2,702	197,300
Dollar Tree Inc.[a]	2,661	204,045
Kohl’s Corp.	5,003	213,228
Macy’s Inc.	6,460	214,601
Nordstrom Inc.	4,609	215,056
Target Corp.	3,171	186,360

		1,230,590
OIL, GAS & CONSUMABLE FUELS — 5.65%
Anadarko Petroleum Corp.	3,176	205,328
Antero Resources Corp.[a]	8,519	204,286
Apache Corp.	3,807	200,210
Cabot Oil & Gas Corp.	9,250	202,575
Cheniere Energy Inc.[a]	4,427	212,717
Chevron Corp.	1,894	213,075
Cimarex Energy Co.	1,629	204,798
Concho Resources Inc.[a]	1,587	210,198
ConocoPhillips	4,438	211,116
Continental Resources Inc./OKa,b	4,591	207,513
Devon Energy Corp.	4,777	207,131
Diamondback Energy Inc.[a]	2,049	206,662
Enbridge Inc. New	0	2
EOG Resources Inc.	2,144	207,947
EQT Corp.	3,452	206,740
Exxon Mobil Corp.	2,583	210,050
Hess Corp.	4,054	208,538
HollyFrontier Corp.	7,234	211,811
Kinder Morgan Inc./DE	9,719	207,112
Marathon Oil Corp.	13,265	212,240
Marathon Petroleum Corp.	4,197	208,171
Murphy Oil Corp.	7,533	213,109
Newfield Exploration Co.[a]	5,352	195,134

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2017

Security	Shares	Value
Noble Energy Inc.	5,701	$207,573
Occidental Petroleum Corp.	3,172	207,925
ONEOK Inc.	3,906	211,119
Parsley Energy Inc. Class Aa	6,928	210,542
Phillips 66	2,668	208,611
Pioneer Natural Resources Co.	1,111	206,613
Plains GP Holdings LP Class A	9,667	317,754
Range Resources Corp.	6,986	192,953
Southwestern Energy Co.[a]	24,402	183,259
Targa Resources Corp.	3,663	206,959
Tesoro Corp.	2,376	202,411
Valero Energy Corp.	3,167	215,198
Williams Companies Inc. (The)	7,467	211,615

		7,348,995
PERSONAL PRODUCTS — 0.46%
Coty Inc. Class A	11,096	208,383
Edgewell Personal Care Co.[a]	2,559	188,957
Estee Lauder Companies Inc. (The) Class A	2,483	205,716

		603,056
PHARMACEUTICALS — 1.76%
Allergan PLC	849	207,852
Bristol-Myers Squibb Co.	3,777	214,194
Eli Lilly & Co.	2,578	213,484
Jazz Pharmaceuticals PLC[a]	1,549	205,428
Johnson & Johnson	1,749	213,745
Mallinckrodt PLC[a]	3,856	202,132
Merck & Co. Inc.	3,202	210,916
Mylan NVa	4,977	208,288
Perrigo Co. PLC	2,486	185,878
Pfizer Inc.	6,237	212,806
Zoetis Inc.	3,914	208,655

		2,283,378
PROFESSIONAL SERVICES — 1.12%
Dun & Bradstreet Corp. (The)	1,929	203,587
Equifax Inc.	1,625	213,054
IHS Markit Ltd.[a]	5,193	206,681
ManpowerGroup Inc.	2,142	207,860
Nielsen Holdings PLC	4,658	206,629
Robert Half International Inc.	4,333	209,024
Verisk Analytics Inc. Class Aa	2,542	210,782

		1,457,617
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.32%
CBRE Group Inc. Class Aa	5,874	209,232
Jones Lang LaSalle Inc.	1,808	207,378

		416,610

Security	Shares	Value
ROAD & RAIL — 0.96%
AMERCO	545	$210,534
CSX Corp.	4,320	209,779
JB Hunt Transport Services Inc.	2,131	209,200
Kansas City Southern	2,384	211,294
Norfolk Southern Corp.	1,710	206,961
Union Pacific Corp.	1,920	207,245

		1,255,013
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.85%
Advanced Micro Devices Inc.[a]	14,640	211,694
Analog Devices Inc.	2,547	208,676
Applied Materials Inc.	5,726	207,396
Broadcom Ltd.	976	205,868
Intel Corp.	5,796	209,815
KLA-Tencor Corp.	2,316	208,718
Lam Research Corp.	1,763	208,986
Linear Technology Corp.	3,232	208,723
Marvell Technology Group Ltd.	12,841	200,320
Maxim Integrated Products Inc.	4,610	204,223
Microchip Technology Inc.	2,862	207,552
Micron Technology Inc.[a]	8,803	206,342
NVIDIA Corp.	1,888	191,594
Qorvo Inc.[a]	3,095	204,579
QUALCOMM Inc.	3,662	206,830
Skyworks Solutions Inc.	2,162	204,979
Texas Instruments Inc.	2,707	207,410
Xilinx Inc.	3,495	205,576

		3,709,281
SOFTWARE — 3.67%
Activision Blizzard Inc.	4,622	208,591
Adobe Systems Inc.[a]	1,750	207,095
ANSYS Inc.[a]	2,068	220,780
Autodesk Inc.[a]	2,420	208,846
CA Inc.	6,488	209,368
Cadence Design Systems Inc.[a]	6,774	209,316
CDK Global Inc.	3,148	209,122
Citrix Systems Inc.[a]	2,607	205,823
Dell Technologies Inc. Class Va	3,228	204,946
Electronic Arts Inc.[a]	2,392	206,908
Fortinet Inc.[a]	5,614	209,683
Intuit Inc.	1,750	219,520
Microsoft Corp.	3,256	208,319
Nuance Communications Inc.[a]	12,275	209,043
Oracle Corp.	4,918	209,458

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2017

Security	Shares	Value
Red Hat Inc.[a]	2,468	$204,375
salesforce.com inc.[a]	2,547	207,198
ServiceNow Inc.[a]	2,247	195,309
Splunk Inc.[a,b]	3,218	198,647
Symantec Corp.	7,309	208,818
Synopsys Inc.[a]	2,934	209,605
VMware Inc. Class Aa,b	2,279	204,859
Workday Inc. Class Aa	2,370	196,544

		4,772,173
SPECIALTY RETAIL — 3.16%
Advance Auto Parts Inc.	1,309	205,002
AutoNation Inc.[a,b]	4,384	201,226
AutoZone Inc.[a]	284	209,180
Bed Bath & Beyond Inc.	5,082	205,313
Best Buy Co. Inc.	4,573	201,806
CarMax Inc.[a]	3,095	199,751
Dick’s Sporting Goods Inc.	4,244	207,744
Foot Locker Inc.	2,943	222,697
Gap Inc. (The)	8,406	208,637
Home Depot Inc. (The)	1,439	208,526
L Brands Inc.	3,598	189,327
Lowe’s Companies Inc.	2,720	202,286
O’Reilly Automotive Inc.[a]	780	211,934
Ross Stores Inc.	3,028	207,660
Signet Jewelers Ltd.	2,840	180,596
Staples Inc.	22,053	198,256
Tiffany & Co.	2,368	217,548
TJX Companies Inc. (The)	2,738	214,796
Tractor Supply Co.	2,891	205,001
Ulta Salon Cosmetics & Fragrance Inc.[a]	753	205,893

		4,103,179
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.14%
Apple Inc.	1,525	208,910
Hewlett Packard Enterprise Co.	8,438	192,555
HP Inc.	12,903	224,125
NetApp Inc.	5,137	214,881
Seagate Technology PLC	4,415	212,759
Western Digital Corp.	2,807	215,802
Xerox Corp.	28,023	208,491

		1,477,523
TEXTILES, APPAREL & LUXURY GOODS — 1.41%
Coach Inc.	5,411	206,105
Hanesbrands Inc.	9,828	196,658

Security	Shares	Value
lululemon athletica Inc.[a,b]	3,121	$203,677
Michael Kors Holdings Ltd.[a]	5,514	201,261
NIKE Inc. Class B	3,589	205,147
PVH Corp.	2,288	209,581
Ralph Lauren Corp.	2,676	212,287
Under Armour Inc. Class Aa,b	4,987	102,832
Under Armour Inc. Class Ca	5,077	94,229
VF Corp.	3,907	204,922

		1,836,699
THRIFTS & MORTGAGE FINANCE — 0.16%
New York Community Bancorp. Inc.	13,619	208,098

		208,098
TOBACCO — 0.49%
Altria Group Inc.	2,841	212,848
Philip Morris International Inc.	2,000	218,700
Reynolds American Inc.	3,430	211,185

		642,733
TRADING COMPANIES & DISTRIBUTORS — 0.47%
Fastenal Co.	4,110	205,623
United Rentals Inc.[a]	1,632	208,945
WW Grainger Inc.	812	201,344

		615,912
TRANSPORTATION INFRASTRUCTURE — 0.16%
Macquarie Infrastructure Corp.	2,718	209,123

		209,123
WATER UTILITIES — 0.17%
American Water Works Co. Inc.	2,791	217,698

		217,698
WIRELESS TELECOMMUNICATION SERVICES — 0.31%
Sprint Corp.[a]	22,505	198,269
T-Mobile U.S. Inc.[a]	3,314	207,225

		405,494

TOTAL COMMON STOCKS
(Cost: $116,970,974)		129,808,977

SHORT-TERM INVESTMENTS — 3.36%

MONEY MARKET FUNDS — 3.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	4,185,346	4,187,020
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	183,368	183,368

		4,370,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,369,391)		4,370,388

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 103.19%
(Cost: $121,340,365)[g]	$134,179,365
Other Assets, Less Liabilities — (3.19)%	(4,154,032)

NET ASSETS — 100.00%	$130,025,333

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $122,011,415. Net unrealized appreciation was $12,167,950, of which $14,520,512 represented gross unrealized appreciation on securities and $2,352,562 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	326	203	(5)	524	$203,029	$879	$(11)
PNC Financial Services Group Inc. (The)	1,397	764	(524)	1,637	208,275	1,538	5,211

					$411,304	$2,417	$5,200

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$129,808,977	$—	$—	$129,808,977
Money market funds	4,370,388	—	—	4,370,388

Total	$134,179,365	$—	$—	$134,179,365

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Brazil Capped ETF	iShares MSCI Chile Capped ETF	iShares MSCI Colombia Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,585,178,437	$305,818,064	$15,478,778
Affiliated (Note 2)	7,712,408	387,434	429,091

Total cost of investments	$3,592,890,845	$306,205,498	$15,907,869

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,452,161,645	$390,926,763	$17,075,422
Affiliated (Note 2)	7,712,408	387,434	429,238

Total fair value of investments	5,459,874,053	391,314,197	17,504,660
Foreign currency, at value[b]	12,119,116	—	10,187
Receivables:
Investment securities sold	42,215,755	6,205,157	136,583
Dividends	45,111,885	275	3,708
Capital shares sold	233,431,515	—	—

Total Assets	5,792,752,324	397,519,629	17,655,138

LIABILITIES
Payables:
Investment securities purchased	281,689,511	6,228,376	149,474
Collateral for securities on loan (Note 1)	—	—	398,313
Investment advisory fees (Note 2)	2,430,139	185,855	8,198

Total Liabilities	284,119,650	6,414,231	555,985

NET ASSETS	$5,508,632,674	$391,105,398	$17,099,153

Net assets consist of:
Paid-in capital	$6,398,825,116	$521,148,273	$27,988,429
Undistributed net investment income	19,945,914	979,227	25,052
Accumulated net realized loss	(2,778,321,276)	(216,130,801)	(12,511,048)
Net unrealized appreciation	1,868,182,920	85,108,699	1,596,720

NET ASSETS	$5,508,632,674	$391,105,398	$17,099,153

Shares outstanding[c]	143,000,000	9,650,000	1,300,000

Net asset value per share	$38.52	$40.53	$13.15

[a]	Securities on loan with values of $ —, $ — and $379,318, respectively. See Note 1.
[b]	Cost of foreign currency: $12,287,802, $ — and $10,215, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 200 million and 25 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Israel Capped ETF	iShares MSCI Russia Capped ETF	iShares MSCI South Africa ETF

ASSETS
Investments, at cost:
Unaffiliated	$114,133,740	$432,333,661	$503,511,604
Affiliated (Note 2)	21,661,296	807,380	3,130,167

Total cost of investments	$135,795,036	$433,141,041	$506,641,771

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$110,611,114	$428,980,278	$403,834,757
Affiliated (Note 2)	21,665,104	807,380	3,131,094

Total fair value of investments	132,276,218	429,787,658	406,965,851
Foreign currency, at value[b]	92,177	—	424,616
Receivables:
Investment securities sold	4,260,567	10,917,981	1,009,254
Due from custodian (Note 4)	174,571	—	—
Dividends and interest	178,966	48,284	1,663
Other	37,998	—	—

Total Assets	137,020,497	440,753,923	408,401,384

LIABILITIES
Payables:
Investment securities purchased	4,416,409	11,065,963	1,036,328
Collateral for securities on loan (Note 1)	21,645,352	—	3,067,885
Foreign taxes (Note 1)	20,018	—	—
Investment advisory fees (Note 2)	51,367	213,861	192,626

Total Liabilities	26,133,146	11,279,824	4,296,839

NET ASSETS	$110,887,351	$429,474,099	$404,104,545

Net assets consist of:
Paid-in capital	$171,731,028	$534,363,080	$631,961,490
Distributions in excess of net investment income	(413,054)	(248,693)	(7,183,066)
Accumulated net realized loss	(56,910,964)	(101,288,829)	(121,012,508)
Net unrealized depreciation	(3,519,659)	(3,351,459)	(99,661,371)

NET ASSETS	$110,887,351	$429,474,099	$404,104,545

Shares outstanding[c]	2,200,000	13,650,000 [d]	7,300,000

Net asset value per share	$50.40	$31.46 [d]	$55.36

[a]	Securities on loan with values of $20,876,083, $ — and $2,867,575, respectively. See Note 1.
[b]	Cost of foreign currency: $88,770, $ — and $410,067, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 1 billion and 400 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

ASSETS
Investments, at cost:
Unaffiliated	$633,491,678	$116,637,877
Affiliated (Note 2)	30,931,643	4,702,488

Total cost of investments	$664,423,321	$121,340,365

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$417,610,051	$129,397,673
Affiliated (Note 2)	30,943,214	4,781,692

Total fair value of investments	448,553,265	134,179,365
Foreign currency, at value[b]	138,138	—
Cash	—	2,421
Receivables:
Investment securities sold	—	4,910,911
Dividends and interest	133,060	178,289
Capital shares sold	—	43,159

Total Assets	448,824,463	139,314,145

LIABILITIES
Payables:
Investment securities purchased	—	5,089,530
Collateral for securities on loan (Note 1)	30,658,886	4,185,918
Capital shares redeemed	1,665	—
Investment advisory fees (Note 2)	200,165	13,364

Total Liabilities	30,860,716	9,288,812

NET ASSETS	$417,963,747	$130,025,333

Net assets consist of:
Paid-in capital	$711,045,161	$119,805,310
Undistributed (distributions in excess of) net investment income	(161,757)	208,589
Accumulated net realized loss	(77,053,247)	(2,827,566)
Net unrealized appreciation (depreciation)	(215,866,410)	12,839,000

NET ASSETS	$417,963,747	$130,025,333

Shares outstanding[c]	11,800,000	2,600,000

Net asset value per share	$35.42	$50.01

[a]	Securities on loan with values of $26,548,858 and $4,053,665, respectively. See Note 1.
[b]	Cost of foreign currency: $134,492 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Brazil Capped ETF	iShares MSCI Chile Capped ETF	iShares MSCI Colombia Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$68,553,875	$2,331,540	$171,371
Dividends — affiliated (Note 2)	3,916	1,092	53
Securities lending income — affiliated — net (Note 2)	—	—	5,619

Total investment income	68,557,791	2,332,632	177,043

EXPENSES
Investment advisory fees (Note 2)	13,262,674	1,153,241	51,002
Commitment fees (Note 6)	—	—	46

Total expenses	13,262,674	1,153,241	51,048

Net investment income	55,295,117	1,179,391	125,995

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	1,899,272	(3,622,839)	(171,332)
Investments — affiliated (Note 2)	—	—	79
Foreign currency transactions	1,201,163	(2,926)	(3,180)
Realized gain distributions from affiliated funds	124	61	3

Net realized gain (loss)	3,100,559	(3,625,704)	(174,430)

Net change in unrealized appreciation/depreciation on:
Investments	629,305,070	36,595,928	100,794
Translation of assets and liabilities in foreign currencies	924,243	—	17

Net change in unrealized appreciation/depreciation	630,229,313	36,595,928	100,811

Net realized and unrealized gain (loss)	633,329,872	32,970,224	(73,619)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$688,624,989	$34,149,615	$52,376

[a]	Net of foreign withholding tax of $9,006,164, $513,017 and $325, respectively.
[b]	Net of foreign capital gains taxes of $ —, $2,698 and $ —, respectively.

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Israel Capped ETF	iShares MSCI Russia Capped ETF	iShares MSCI South Africa ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$728,235	$3,345,787	$4,529,563
Dividends — affiliated (Note 2)	103	1,650	286
Securities lending income — affiliated — net (Note 2)	117,673	—	13,803

Total investment income	846,011	3,347,437	4,543,652

EXPENSES
Investment advisory fees (Note 2)	294,367	1,231,260	1,225,805

Total expenses	294,367	1,231,260	1,225,805

Net investment income	551,644	2,116,177	3,317,847

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(3,675,320)	(16,752,221)	(13,593,074)
Investments — affiliated (Note 2)	1,242	—	437
In-kind redemptions — unaffiliated	—	700,967	6,014,084
Foreign currency transactions	2,935	39,895	9,214
Realized gain distributions from affiliated funds	1	103	14

Net realized loss	(3,671,142)	(16,011,256)	(7,569,325)

Net change in unrealized appreciation/depreciation on:
Investments[c]	6,922,520	65,404,437	26,860,798
Translation of assets and liabilities in foreign currencies	1,605	5,391	47,758

Net change in unrealized appreciation/depreciation	6,924,125	65,409,828	26,908,556

Net realized and unrealized gain	3,252,983	49,398,572	19,339,231

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,804,627	$51,514,749	$22,657,078

[a]	Net of foreign withholding tax of $174,610, $596,261 and $785,969, respectively.
[b]	Net of foreign capital gains taxes of $22,767, $ — and $ —, respectively.
[c]	Net of deferred foreign capital gains taxes of $4,205, $ — and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$279,211	$860,143
Dividends — affiliated (Note 2)	415	2,628
Securities lending income — affiliated — net (Note 2)	971,129	10,966

Total investment income	1,250,755	873,737

EXPENSES
Investment advisory fees (Note 2)	1,076,672	66,391

Total expenses	1,076,672	66,391

Net investment income	174,083	807,346

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,119,088)	(51,833)
Investments — affiliated (Note 2)	1,420	5,306
In-kind redemptions — unaffiliated	2,789,437	—
Foreign currency transactions	(26,185)	—
Realized gain distributions from affiliated funds	21	6

Net realized loss	(354,395)	(46,521)

Net change in unrealized appreciation/depreciation on:
Investments	(15,592,812)	8,504,161
Translation of assets and liabilities in foreign currencies	5,734	—

Net change in unrealized appreciation/depreciation	(15,587,078)	8,504,161

Net realized and unrealized gain (loss)	(15,941,473)	8,457,640

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,767,390)	$9,264,986

[a]	Net of foreign withholding tax of $49,273 and $249, respectively.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Brazil Capped ETF		iShares MSCI Chile Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$55,295,117	$61,636,375	$1,179,391	$6,005,783
Net realized gain (loss)	3,100,559	(257,295,439)	(3,625,704)	(31,725,027)
Net change in unrealized appreciation/depreciation	630,229,313	1,230,865,300	36,595,928	42,114,948

Net increase in net assets resulting from operations	688,624,989	1,035,206,236	34,149,615	16,395,704

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(49,289,352)	(44,455,957)	(155,088)	(6,349,056)
Return of capital	—	—	—	(332,847)

Total distributions to shareholders	(49,289,352)	(44,455,957)	(155,088)	(6,681,903)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	969,667,488	1,270,213,076	94,814,456	244,807,233
Cost of shares redeemed	—	(350,468,855)	(64,947,817)	(161,813,177)

Net increase in net assets from capital share transactions	969,667,488	919,744,221	29,866,639	82,994,056

INCREASE IN NET ASSETS	1,609,003,125	1,910,494,500	63,861,166	92,707,857

NET ASSETS
Beginning of period	3,899,629,549	1,989,135,049	327,244,232	234,536,375

End of period	$5,508,632,674	$3,899,629,549	$391,105,398	$327,244,232

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$19,945,914	$13,940,149	$979,227	$(45,076)

SHARES ISSUED AND REDEEMED
Shares sold	26,650,000	50,800,000	2,450,000	7,000,000
Shares redeemed	—	(14,950,000)	(1,700,000)	(4,850,000)

Net increase in shares outstanding	26,650,000	35,850,000	750,000	2,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Colombia Capped ETF		iShares MSCI Israel Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$125,995	$344,029	$551,644	$1,606,791
Net realized loss	(174,430)	(5,180,842)	(3,671,142)	(18,092,057)
Net change in unrealized appreciation/depreciation	100,811	7,790,295	6,924,125	16,513,428

Net increase in net assets resulting from operations	52,376	2,953,482	3,804,627	28,162

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(89,437)	(224,626)	(970,066)	(2,029,827)

Total distributions to shareholders	(89,437)	(224,626)	(970,066)	(2,029,827)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	6,132,574	14,260,227	117,163,288
Cost of shares redeemed	—	(5,975,872)	—	(147,653,928)

Net increase (decrease) in net assets from capital share transactions	—	156,702	14,260,227	(30,490,640)

INCREASE (DECREASE) IN NET ASSETS	(37,061)	2,885,558	17,094,788	(32,492,305)

NET ASSETS
Beginning of period	17,136,214	14,250,656	93,792,563	126,284,868

End of period	$17,099,153	$17,136,214	$110,887,351	$93,792,563

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$25,052	$(11,506)	$(413,054)	$5,368

SHARES ISSUED AND REDEEMED
Shares sold	—	550,000	300,000	2,400,000
Shares redeemed	—	(450,000)	—	(3,000,000)

Net increase (decrease) in shares outstanding	—	100,000	300,000	(600,000)

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Russia Capped ETF		iShares MSCI South Africa ETF
	Six months ended February 28, 2017 (Unaudited)[a]	Year ended August 31, 2016[a]	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,116,177	$10,560,615	$3,317,847	$7,053,263
Net realized loss	(16,011,256)	(29,630,473)	(7,569,325)	(46,182,845)
Net change in unrealized appreciation/depreciation	65,409,828	57,964,293	26,908,556	2,637,086

Net increase (decrease) in net assets resulting from operations	51,514,749	38,894,435	22,657,078	(36,492,496)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,060,026)	(7,677,207)	(4,122,683)	(15,854,819)

Total distributions to shareholders	(10,060,026)	(7,677,207)	(4,122,683)	(15,854,819)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	72,830,730	139,225,914	58,143,496	340,977,105
Cost of shares redeemed	(4,439,906)	(61,726,895)	(79,016,357)	(255,533,050)

Net increase (decrease) in net assets from capital share transactions	68,390,824	77,499,019	(20,872,861)	85,444,055

INCREASE (DECREASE) IN NET ASSETS	109,845,547	108,716,247	(2,338,466)	33,096,740

NET ASSETS
Beginning of period	319,628,552	210,912,305	406,443,011	373,346,271

End of period	$429,474,099	$319,628,552	$404,104,545	$406,443,011

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(248,693)	$7,695,156	$(7,183,066)	$(6,378,230)

SHARES ISSUED AND REDEEMED
Shares sold	2,350,000	5,375,000	1,100,000	6,500,000
Shares redeemed	(150,000)	(2,350,000)	(1,500,000)	(5,300,000)

Net increase (decrease) in shares outstanding	2,200,000	3,025,000	(400,000)	1,200,000

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Turkey ETF		iShares MSCI USA Equal Weighted ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$174,083	$8,419,377	$807,346	$884,610
Net realized gain (loss)	(354,395)	(56,753,736)	(46,521)	101,408
Net change in unrealized appreciation/depreciation	(15,587,078)	45,103,244	8,504,161	4,112,797

Net increase (decrease) in net assets resulting from operations	(15,767,390)	(3,231,115)	9,264,986	5,098,815

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(509,798)	(8,065,957)	(762,526)	(944,600)

Total distributions to shareholders	(509,798)	(8,065,957)	(762,526)	(944,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	93,814,766	189,059,577	47,849,488	39,301,537
Cost of shares redeemed	(27,798,332)	(180,762,552)	—	(14,414,232)

Net increase in net assets from capital share transactions	66,016,434	8,297,025	47,849,488	24,887,305

INCREASE (DECREASE) IN NET ASSETS	49,739,246	(3,000,047)	56,351,948	29,041,520

NET ASSETS
Beginning of period	368,224,501	371,224,548	73,673,385	44,631,865

End of period	$417,963,747	$368,224,501	$130,025,333	$73,673,385

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(161,757)	$173,958	$208,589	$163,769

SHARES ISSUED AND REDEEMED
Shares sold	2,900,000	4,600,000	1,000,000	900,000
Shares redeemed	(750,000)	(4,650,000)	—	(350,000)

Net increase (decrease) in shares outstanding	2,150,000	(50,000)	1,000,000	550,000

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$33.52	$24.71	$53.61	$42.52	$52.61	$65.00

Income from investment operations:
Net investment income[a]	0.45	0.63	1.00	1.56	1.59	1.73
Net realized and unrealized gain (loss)[b]	4.95	8.62	(28.87)	11.08	(10.32)	(12.64)

Total from investment operations	5.40	9.25	(27.87)	12.64	(8.73)	(10.91)

Less distributions from:
Net investment income	(0.40)	(0.44)	(1.03)	(1.55)	(1.36)	(0.56)
Return of capital	—	—	—	—	—	(0.92)

Total distributions	(0.40)	(0.44)	(1.03)	(1.55)	(1.36)	(1.48)

Net asset value, end of period	$38.52	$33.52	$24.71	$53.61	$42.52	$52.61

Total return	16.36%[c]	38.22%	(52.49)%	30.33%	(16.85)%	(16.79)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,508,633	$3,899,630	$1,989,135	$5,449,685	$4,983,630	$7,370,617
Ratio of expenses to average net assets[d]	0.62%	0.63%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[d]	2.60%	2.41%	2.73%	3.37%	3.02%	2.92%
Portfolio turnover rate[e]	5%[c]	18%	63%	54%	56%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31,2014, August 31, 2013 and August 31, 2012, were 5%, 4%, 48%, 11%, 20% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Chile Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$36.77	$34.75	$43.52	$47.70	$60.31	$67.11

Income from investment operations:
Net investment income[a]	0.12	0.78	0.66	0.69	0.68	0.97
Net realized and unrealized gain (loss)[b]	3.65	2.03	(8.81)	(4.18)	(12.58)	(6.80)

Total from investment operations	3.77	2.81	(8.15)	(3.49)	(11.90)	(5.83)

Less distributions from:
Net investment income	(0.01)	(0.75)	(0.62)	(0.69)	(0.68)	(0.92)
Return of capital	—	(0.04)	—	—	(0.03)	(0.05)

Total distributions	(0.01)	(0.79)	(0.62)	(0.69)	(0.71)	(0.97)

Net asset value, end of period	$40.53	$36.77	$34.75	$43.52	$47.70	$60.31

Total return	10.27%[c]	8.17%	(18.85)%	(7.40)%	(19.87)%	(8.68)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$391,105	$327,244	$234,536	$352,499	$364,890	$548,797
Ratio of expenses to average net assets[d]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[d]	0.64%	2.20%	1.64%	1.49%	1.12%	1.55%
Portfolio turnover rate[e]	20%[c]	73%	71%	91%	34%	48%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012 were 3%, 11%, 10%, 11%, 16% and 20%, respectively. See Note 4.

See notes to financial statements.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Colombia Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Period from Jun. 18, 2013[a] to Aug. 31, 2013
Net asset value, beginning of period	$13.18	$11.88	$28.22	$25.98	$25.28

Income from investment operations:
Net investment income[b]	0.10	0.25	0.46 [c]	0.67	0.03
Net realized and unrealized gain (loss)[d]	(0.06)	1.23	(16.34)	2.24	0.67

Total from investment operations	0.04	1.48	(15.88)	2.91	0.70

Less distributions from:
Net investment income	(0.07)	(0.18)	(0.45)	(0.63)	—
Net realized gain	—	—	—	(0.03)	—
Return of capital	—	—	(0.01)	(0.01)	—

Total distributions	(0.07)	(0.18)	(0.46)	(0.67)	–

Net asset value, end of period	$13.15	$13.18	$11.88	$28.22	$25.98

Total return	0.31%[e]	12.49%	(56.73)%	11.44%	2.77%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,099	$17,136	$14,251	$25,396	$18,188
Ratio of expenses to average net assets[f]	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of net investment income to average net assets[f]	1.51%	2.16%	2.60%[c]	2.54%	0.61%
Portfolio turnover rate[g]	10%[e]	68%	86%	34%	2%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a distribution from Ecopetrol SA. Excluding such distribution, the net investment income would have been $0.33 per share and 1.87% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014 and for the period ended August 31, 2013 were 10%, 32%, 49%, 33% and 2%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Israel Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$49.36	$50.51	$50.69	$42.85	$37.25	$45.89

Income from investment operations:
Net investment income[a]	0.28	0.71	1.23	0.87	0.95	1.12
Net realized and unrealized gain (loss)[b]	1.23	(0.87)	(0.34)	7.95	5.68	(8.66)

Total from investment operations	1.51	(0.16)	0.89	8.82	6.63	(7.54)

Less distributions from:
Net investment income	(0.47)	(0.99)	(1.07)	(0.98)	(1.03)	(1.07)
Return of capital	—	—	—	—	—	(0.03)

Total distributions	(0.47)	(0.99)	(1.07)	(0.98)	(1.03)	(1.10)

Net asset value, end of period	$50.40	$49.36	$50.51	$50.69	$42.85	$37.25

Total return	3.13%[c]	(0.23)%	1.80%	20.67%	17.82%	(16.52)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$110,887	$93,793	$126,285	$121,645	$70,710	$68,912
Ratio of expenses to average net assets[d]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[d]	1.17%	1.46%	2.45%	1.74%	2.20%	2.75%
Portfolio turnover rate[e]	14%[c]	46%	14%	15%	14%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Russia Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]	Year ended Aug. 31, 2012[a]
Net asset value, beginning of period	$27.92	$25.03	$36.68	$39.68	$42.31	$50.26

Income from investment operations:
Net investment income[b]	0.17	1.06	0.94	1.26	1.24	1.00
Net realized and unrealized gain (loss)[c]	4.15	2.65	(11.27)	(4.01)	(2.71)	(7.98)

Total from investment operations	4.32	3.71	(10.33)	(2.75)	(1.47)	(6.98)

Less distributions from:
Net investment income	(0.78)	(0.82)	(1.32)	(0.25)	(1.16)	(0.97)

Total distributions	(0.78)	(0.82)	(1.32)	(0.25)	(1.16)	(0.97)

Net asset value, end of period	$31.46	$27.92	$25.03	$36.68	$39.68	$42.31

Total return	15.38%[d]	15.62%	(27.57)%	(7.00)%	(3.40)%	(13.75)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$429,474	$319,629	$210,912	$289,775	$310,511	$147,026
Ratio of expenses to average net assets[e]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[e]	1.07%	4.17%	3.33%	3.14%	2.87%	2.22%
Portfolio turnover rate[f]	10%[d]	23%	19%	15%	14%	16%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$52.78	$57.44	$70.77	$58.88	$64.65	$69.06

Income from investment operations:
Net investment income[a]	0.45	1.02	1.28	1.57	1.32	2.10
Net realized and unrealized gain (loss)[b]	2.68	(3.24)	(13.24)	11.86	(5.31)	(4.41)

Total from investment operations	3.13	(2.22)	(11.96)	13.43	(3.99)	(2.31)

Less distributions from:
Net investment income	(0.55)	(2.44)	(1.37)	(1.54)	(1.78)	(2.10)

Total distributions	(0.55)	(2.44)	(1.37)	(1.54)	(1.78)	(2.10)

Net asset value, end of period	$55.36	$52.78	$57.44	$70.77	$58.88	$64.65

Total return	6.00%[c]	(3.64)%	(17.07)%	23.13%	(6.35)%	(3.17)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$404,105	$406,443	$373,346	$587,396	$547,569	$471,922
Ratio of expenses to average net assets[d]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[d]	1.69%	1.96%	1.94%	2.40%	2.08%	3.26%
Portfolio turnover rate[e]	2%[c]	12%	9%	6%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$38.16	$38.27	$55.72	$49.00	$56.13	$47.73

Income from investment operations:
Net investment income[a]	0.02	0.96	1.13 [b]	0.85	1.07	0.86
Net realized and unrealized gain (loss)[c]	(2.71)	(0.17)	(17.49)	6.75	(7.08)	8.70

Total from investment operations	(2.69)	0.79	(16.36)	7.60	(6.01)	9.56

Less distributions from:
Net investment income	(0.05)	(0.90)	(1.09)	(0.88)	(1.12)	(1.16)

Total distributions	(0.05)	(0.90)	(1.09)	(0.88)	(1.12)	(1.16)

Net asset value, end of period	$35.42	$38.16	$38.27	$55.72	$49.00	$56.13

Total return	(7.03)%[d]	1.98%	(29.69)%	15.52%	(11.05)%	20.37%

Ratios/Supplemental data:
Net assets, end of period (000s)	$417,964	$368,225	$371,225	$515,367	$436,076	$561,284
Ratio of expenses to average net assets[e]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[e]	0.10%	2.45%	2.31%[b]	1.64%	1.67%	1.75%
Portfolio turnover rate[f]	0%[d,g]	6%	6%	8%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Turkcell Iletisim Hizmetleri AS. Excluding such special distribution, the net investment income would have been $0.76 per share and 1.55% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI USA Equal Weighted ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$46.05	$42.51	$43.08	$35.26	$30.31	$26.17

Income from investment operations:
Net investment income[a]	0.43	0.77	0.80	0.71	0.69	0.59
Net realized and unrealized gain (loss)[b]	3.95	3.63	(0.57)	8.01	4.96	3.94

Total from investment operations	4.38	4.40	0.23	8.72	5.65	4.53

Less distributions from:
Net investment income	(0.42)	(0.86)	(0.80)	(0.90)	(0.70)	(0.39)

Total distributions	(0.42)	(0.86)	(0.80)	(0.90)	(0.70)	(0.39)

Net asset value, end of period	$50.01	$46.05	$42.51	$43.08	$35.26	$30.31

Total return	9.57%[c]	10.54%	0.48%	24.98%	18.85%	17.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$130,025	$73,673	$44,632	$47,391	$179,830	$145,470
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.82%	1.79%	1.82%	1.82%	2.10%	2.04%
Portfolio turnover rate[e]	14%[c]	28%	39%	6%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Brazil Capped	Non-diversified
MSCI Chile Capped	Non-diversified
MSCI Colombia Capped	Non-diversified
MSCI Israel Capped	Non-diversified

iShares ETF	Diversification Classification
MSCI Russia Capped	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified
MSCI USA Equal Weighted	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Colombia Capped
Goldman Sachs & Co.	$379,318	$379,318	$—

MSCI Israel Capped
Barclays Capital Inc.	$440,679	$440,679	$—
Citigroup Global Markets Inc.	1,785,618	1,785,618	—
Credit Suisse Securities (USA) LLC	372,912	372,912	—
Deutsche Bank Securities Inc.	5,676,247	5,676,247	—

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Goldman Sachs & Co.	$525,172	$525,172	$—
JPMorgan Securities LLC	8,652,187	8,652,187	—
Merrill Lynch, Pierce, Fenner & Smith	50,242	50,082	(160)
Nomura Securities International Inc.	236,740	236,740	—
UBS AG	2,138,526	2,138,526	—
UBS Securities LLC	496,656	496,656	—
Wells Fargo Securities LLC	501,104	499,507	(1,597)

	$20,876,083	$20,874,326	$(1,757)

MSCI South Africa
HSBC Bank PLC	$2,867,575	$2,867,575	$—

MSCI Turkey
Barclays Capital Inc.	$3,353,224	$3,353,224	$—
Citigroup Global Markets Inc.	411,056	411,056	—
Credit Suisse Securities (USA) LLC	8,536,372	8,536,372	—
Deutsche Bank Securities Inc.	5,645,390	5,645,390	—
Goldman Sachs & Co.	318,911	268,114	(50,797)
JPMorgan Securities LLC	1,321,569	1,321,569	—
Merrill Lynch, Pierce, Fenner & Smith	348,828	348,828	—
Morgan Stanley & Co. LLC	1,937,758	1,937,758	—
UBS AG	942,423	942,423	—
UBS Securities LLC	3,733,327	3,733,327	—

	$26,548,858	$26,498,061	$(50,797)

MSCI USA Equal Weighted
Barclays Capital Inc.	$51,021	$51,021	$—
BNP Paribas New York Branch	8,450	8,450	—
BNP Paribas Prime Brokerage International Ltd.	148,090	148,090	—
Citigroup Global Markets Inc.	636,339	636,339	—
Credit Suisse Securities (USA) LLC	150,031	150,031	—
Deutsche Bank Securities Inc.	759,582	759,582	—
Goldman Sachs & Co.	1,057,110	1,057,110	—
Merrill Lynch, Pierce, Fenner & Smith	492,671	492,671	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	236,861	236,861	—
National Financial Services LLC	1,034	1,034	—
Nomura Securities International Inc.	28,000	28,000	—
Scotia Capital (USA) Inc.	9,568	9,568	—
State Street Bank & Trust Company	470,702	470,702	—
UBS AG	4,206	4,206	—

	$4,053,665	$4,053,665	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

For its investment advisory services to each of the iShares MSCI Brazil Capped, iShares MSCI Chile Capped, iShares MSCI Israel Capped, iShares MSCI Russia Capped, iShares MSCI South Africa and iShares MSCI Turkey ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $24 billion
0.48	Over $24 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Colombia Capped	0.61%
MSCI USA Equal Weighted	0.15

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares MSCI USA Equal Weighted ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares MSCI Brazil Capped, iShares MSCI Chile Capped, iShares MSCI Colombia Capped, iShares MSCI Israel Capped, iShares MSCI Russia Capped, iShares MSCI South Africa and iShares MSCI Turkey ETFs (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Colombia Capped	$1,212
MSCI Israel Capped	25,599
MSCI South Africa	3,416
MSCI Turkey	201,488
MSCI USA Equal Weighted	4,505

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Israel Capped	$4,571,537	$1,184,008
MSCI Russia Capped	2,718,540	294,743
MSCI USA Equal Weighted	2,648,883	3,520,401

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI Brazil Capped	$1,133,516,489	$199,863,249
MSCI Chile Capped	106,999,016	75,889,791
MSCI Colombia Capped	1,714,046	1,696,429
MSCI Israel Capped	13,105,140	13,457,458
MSCI Russia Capped	48,577,904	38,190,317
MSCI South Africa	9,603,601	9,875,657
MSCI Turkey	1,711,059	1,897,920
MSCI USA Equal Weighted	13,316,557	12,556,106

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Israel Capped	$14,218,380	$—
MSCI Russia Capped	54,412,851	3,702,575
MSCI South Africa	58,019,373	78,927,904
MSCI Turkey	93,652,614	27,769,250
MSCI USA Equal Weighted	47,439,780	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authorized a one-for-two reverse stock split for the iShares MSCI Russia Capped ETF, effective after the close of trading on November 4, 2016. The impact of the stock split was to decrease the number of shares outstanding by a factor of two, while increasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Brazil Capped	$1,852,610,863	$—	$198,226,310	$—	$2,050,837,173
MSCI Chile Capped	136,278,156	1,886,881	11,712,090	976,991	150,854,118
MSCI Colombia Capped	2,558,346	—	—	—	2,558,346

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Israel Capped	$19,023,801	$784,479	$10,801,191	$7,130,249	$37,739,720
MSCI Russia Capped	48,854,119	—	—	—	48,854,119
MSCI South Africa	50,591,544	15,339,464	14,856,365	6,137,142	86,924,515
MSCI Turkey	43,587,314	720,636	5,982,737	3,859,184	54,149,871
MSCI USA Equal Weighted	1,654,423	—	—	—	1,654,423

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The iShares MSCI Colombia Capped ETF, along with certain other iShares funds, are parties to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended February 28, 2017.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Brazil Capped	$0.273688	$—	$0.121734	$0.395422	69%	—%	31%	100%
MSCI Colombia Capped	0.057753	—	0.011045	0.068798	84	—	16	100
MSCI Israel Capped	0.394059	—	0.079144	0.473203	83	—	17	100
MSCI Russia Capped	0.646460	—	0.133387	0.779847	83	—	17	100
MSCI South Africa	0.487220	—	0.062471	0.549691	89	—	11	100
MSCI Turkey ETF	0.047180	—	0.004056	0.051236	92	—	8	100
MSCI USA Equal Weighted	0.373305	—	0.042383	0.415688	90	—	10	100

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-804-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Edge MSCI Min Vol Global ETF | ACWV | NYSE Arca
➢	iShares MSCI Australia ETF | EWA | NYSE Arca
➢	iShares MSCI Canada ETF | EWC | NYSE Arca
➢	iShares MSCI Japan ETF | EWJ | NYSE Arca
➢	iShares MSCI Mexico Capped ETF | EWW | NYSE Arca
➢	iShares MSCI South Korea Capped ETF | EWY | NYSE Arca

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

Performance as of February 28, 2017

The iShares Edge MSCI Min Vol Global ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets, as represented by the MSCI ACWI Minimum Volatility (USD) Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 2.42%, net of fees, while the total return for the Index was 2.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.18%	12.81%	12.99%	13.18%	12.81%	12.99%
5 Years	9.98%	9.87%	9.68%	60.90%	60.13%	58.74%
Since Inception	10.71%	10.66%	10.43%	72.65%	72.19%	70.34%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.20	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Health Care	16.35%
Consumer Staples	14.54
Financials	13.74
Information Technology	11.00
Industrials	8.96
Telecommunication Services	8.31
Utilities	8.29
Consumer Discretionary	8.19
Real Estate	6.07
Materials	2.63
Energy	1.92

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

United States	57.46%
Japan	12.74
Switzerland	4.59
Taiwan	3.96
Canada	3.63
Hong Kong	3.38
China	2.82
United Kingdom	1.78
Singapore	0.99
Denmark	0.97

TOTAL	92.32%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI AUSTRALIA ETF

Performance as of February 28, 2017

The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities, as represented by the MSCI Australia Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 11.42%, net of fees, while the total return for the Index was 11.59%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	32.53%	32.12%	33.05%	32.53%	32.12%	33.05%
5 Years	3.14%	3.38%	3.53%	16.69%	18.10%	18.93%
10 Years	3.70%	3.62%	3.89%	43.86%	42.67%	46.54%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,114.20	$2.57	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	43.82%
Materials	15.55
Real Estate	8.67
Consumer Staples	7.60
Health Care	6.61
Industrials	5.15
Energy	4.68
Utilities	2.79
Consumer Discretionary	2.69
Telecommunication Services	1.95
Information Technology	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Commonwealth Bank of Australia	11.22%
Westpac Banking Corp.	8.92
Australia & New Zealand Banking Group Ltd.	7.16
National Australia Bank Ltd.	6.73
BHP Billiton Ltd.	6.35
CSL Ltd.	4.25
Wesfarmers Ltd.	3.82
Woolworths Ltd.	2.63
Macquarie Group Ltd.	2.10
Rio Tinto Ltd.	2.08

TOTAL	55.26%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA ETF

Performance as of February 28, 2017

The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities, as represented by the MSCI Canada Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 6.46%, net of fees, while the total return for the Index was 6.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.37%	25.66%	25.67%	25.37%	25.66%	25.67%
5 Years	0.38%	0.49%	0.56%	1.94%	2.47%	2.84%
10 Years	2.47%	2.43%	2.68%	27.60%	27.09%	30.23%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,064.60	$2.51	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	43.04%
Energy	22.82
Materials	10.61
Industrials	7.15
Consumer Discretionary	4.80
Consumer Staples	4.15
Information Technology	2.42
Telecommunication Services	2.19
Utilities	1.79
Real Estate	0.68
Health Care	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Royal Bank of Canada	8.66%
Toronto-Dominion Bank (The)	7.68
Bank of Nova Scotia (The)	5.60
Enbridge Inc.	4.84
Canadian National Railway Co.	4.27
Suncor Energy Inc.	4.15
Bank of Montreal	3.92
TransCanada Corp.	3.17
Manulife Financial Corp.	2.81
Canadian Imperial Bank of Commerce	2.78

TOTAL	47.88%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI JAPAN ETF

Performance as of February 28, 2017

The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities, as represented by the MSCI Japan Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 6.17%, net of fees, while the total return for the Index was 6.38%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.92%	19.76%	20.29%	19.92%	19.76%	20.29%
5 Years	6.77%	6.74%	7.19%	38.77%	38.57%	41.47%
10 Years	0.07%	0.09%	0.53%	0.75%	0.91%	5.48%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.70	$2.50	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Industrials	20.26%
Consumer Discretionary	20.22
Financials	14.21
Information Technology	10.96
Health Care	7.53
Consumer Staples	7.41
Materials	6.51
Telecommunication Services	5.65
Real Estate	4.34
Utilities	1.98
Energy	0.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Toyota Motor Corp.	4.81%
Mitsubishi UFJ Financial Group Inc.	2.74
SoftBank Group Corp.	2.04
Sumitomo Mitsui Financial Group Inc.	1.73
Honda Motor Co. Ltd.	1.66
KDDI Corp.	1.57
Mizuho Financial Group Inc.	1.47
Sony Corp.	1.25
FANUC Corp.	1.23
Keyence Corp.	1.22

TOTAL	19.72%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MEXICO CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Mexico Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities, as represented by the MSCI Mexico Investable Market Index 25/50 (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -7.76%, net of fees, while the total return for the Index was -7.63%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.27)%	(3.46)%	(2.93)%	(3.27)%	(3.46)%	(2.93)%
5 Years	(3.36)%	(3.37)%	(3.30)%	(15.70)%	(15.73)%	(15.46)%
10 Years	0.77%	0.78%	0.53%	7.96%	8.09%	5.43%

Index performance through November 30, 2007 reflects the performance of the MSCI Mexico Index. Index performance beginning on December 1, 2007 through February 11, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Mexico Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$922.40	$2.34	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Consumer Staples	24.93%
Materials	18.50
Financials	14.68
Telecommunication Services	13.28
Industrials	13.23
Consumer Discretionary	8.31
Real Estate	5.37
Utilities	0.99
Health Care	0.71

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

America Movil SAB de CV	12.35%
Fomento Economico Mexicano SAB de CV	8.56
Grupo Financiero Banorte SAB de CV	7.11
Cemex SAB de CV CPO	6.80
Grupo Mexico SAB de CV Series B	6.63
Grupo Televisa SAB	5.02
Wal-Mart de Mexico SAB de CV	4.38
Grupo Bimbo SAB de CV	2.52
Fibra Uno Administracion SA de CV	2.41
Alfa SAB de CV	2.35

TOTAL	58.13%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI South Korea Capped ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities, as represented by the MSCI Korea 25/50 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 5.19%, net of fees, while the total return for the Index was 5.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.71%	27.07%	29.37%	28.71%	27.07%	29.37%
5 Years	1.04%	0.92%	1.67%	5.32%	4.67%	8.61%
10 Years	3.06%	3.13%	3.59%	35.13%	36.12%	42.30%

Index performance through February 11, 2013 reflects the performance of the MSCI Korea Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Korea 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.90	$3.15	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Information Technology	34.08%
Financials	14.44
Consumer Discretionary	14.21
Industrials	11.39
Materials	8.89
Consumer Staples	8.60
Energy	2.58
Health Care	2.53
Utilities	1.92
Telecommunication Services	1.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Samsung Electronics Co. Ltd.	22.14%
SK Hynix Inc.	3.92
Hyundai Motor Co.	3.31
NAVER Corp.	3.13
POSCO	3.05
Shinhan Financial Group Co. Ltd.	2.88
KB Financial Group Inc.	2.71
Hyundai Mobis Co. Ltd.	2.52
LG Chem Ltd.	1.90
KT&G Corp.	1.76

TOTAL	47.32%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.57%

BELGIUM — 0.30%
Colruyt SA	25,862	$1,216,582
Proximus SADP	133,942	3,950,279
UCB SA	49,998	3,570,724

		8,737,585
CANADA — 3.61%
Agnico Eagle Mines Ltd.	272,902	11,507,854
BCE Inc.	219,634	9,608,210
Fairfax Financial Holdings Ltd.	13,124	5,925,593
First Capital Realty Inc.	158,096	2,497,164
Franco-Nevada Corp.	252,444	16,317,514
Goldcorp Inc.	632,268	10,048,882
Intact Financial Corp.	192,228	13,666,192
RioCan REIT	101,518	2,045,000
Rogers Communications Inc. Class B	77,586	3,266,409
Shaw Communications Inc. Class B	573,596	11,970,398
Silver Wheaton Corp.	106,536	2,080,929
TELUS Corp.	284,776	9,292,928
Thomson Reuters Corp.	201,106	8,527,398

		106,754,471
CHILE — 0.37%
Aguas Andinas SA Series A	4,215,120	2,271,801
Banco de Chile	36,600,520	4,433,030
Empresas COPEC SA	162,506	1,704,626
SACI Falabella	311,502	2,547,336

		10,956,793
CHINA — 2.81%
Agricultural Bank of China Ltd. Class H	6,176,000	2,848,338
ANTA Sports Products Ltd.[a]	772,000	2,337,149
Beijing Capital International Airport Co. Ltd. Class H	2,316,000	2,482,350
China Construction Bank Corp. Class H	10,808,000	8,897,078
China Huishan Dairy Holdings Co. Ltd.[a]	5,790,000	2,118,352
China Medical System Holdings Ltd.[a]	772,000	1,257,088
China Mobile Ltd.	2,020,000	22,275,441
China Unicom Hong Kong Ltd.	2,316,000	2,816,513
COSCO SHIPPING Ports Ltd.[a]	1,544,000	1,720,539

Security	Shares	Value
CSPC Pharmaceutical Group Ltd.	6,176,000	$7,558,438
Fullshare Holdings Ltd.[a]	4,825,000	1,870,962
Guangdong Investment Ltd.	4,632,000	6,313,285
Hengan International Group Co. Ltd.[a]	579,000	4,945,307
Industrial & Commercial Bank of China Ltd. Class H	2,702,000	1,771,758
Jiangsu Expressway Co. Ltd. Class H	1,616,000	2,131,780
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,232,000	1,944,417
Shenzhou International Group Holdings Ltd.[a]	808,000	4,829,815
Zhejiang Expressway Co. Ltd. Class H	1,544,000	1,736,452
Zijin Mining Group Co. Ltd. Class H	8,492,000	3,205,375

		83,060,437
COLOMBIA — 0.04%
Corp. Financiera Colombiana SA	128,117	1,286,278

		1,286,278
CZECH REPUBLIC — 0.05%
Komercni Banka AS	41,302	1,489,582

		1,489,582
DENMARK — 0.97%
Chr Hansen Holding A/S	42,273	2,530,941
Coloplast A/S Class Ba	137,802	9,745,625
DONG Energy A/Sb,c	221,179	8,167,339
ISS A/S	105,764	4,133,793
William Demant Holding A/Sa,b	193,386	3,972,776

		28,550,474
FINLAND — 0.06%
Orion OYJ Class B	35,898	1,775,278

		1,775,278
GERMANY — 0.20%
MAN SE	57,900	5,961,112

		5,961,112
HONG KONG — 3.37%
Cheung Kong Infrastructure Holdings Ltd.[a]	808,000	6,656,610
CLP Holdings Ltd.	2,020,000	20,544,931
Hang Seng Bank Ltd.[a]	1,158,000	23,749,409

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
HK Electric Investments & HK Electric Investments Ltd.[a,c]	4,233,000	$3,697,253
HKT Trust & HKT Ltd.	4,246,000	5,666,840
Hong Kong & China Gas Co. Ltd.[a]	3,829,046	7,369,574
Link REIT	1,212,000	8,361,097
MTR Corp. Ltd.	2,222,000	11,750,556
Power Assets Holdings Ltd.[a]	808,000	7,249,927
Yue Yuen Industrial Holdings Ltd.	1,212,000	4,512,338

		99,558,535
INDIA — 0.26%
Wipro Ltd. ADR[a]	799,406	7,818,191

		7,818,191
INDONESIA — 0.82%
Bank Central Asia Tbk PT	9,997,400	11,582,171
Hanjaya Mandala Sampoerna Tbk PT	9,074,000	2,633,202
Kalbe Farma Tbk PT	16,598,000	1,904,239
Telekomunikasi Indonesia Persero Tbk PT	19,722,000	5,693,589
Unilever Indonesia Tbk PT	767,600	2,427,529

		24,240,730
IRELAND — 0.89%
Accenture PLC Class A	27,424	3,359,440
Kerry Group PLC Class A	88,008	6,780,004
Medtronic PLC	142,434	11,524,335
Paddy Power Betfair PLC	15,054	1,654,025
Ryanair Holdings PLC ADR[b]	34,740	2,839,995

		26,157,799
ISRAEL — 0.71%
Azrieli Group Ltd.	69,376	3,451,362
Bank Hapoalim BM	581,316	3,585,019
Bank Leumi le-Israel BMb	859,622	3,768,801
Mizrahi Tefahot Bank Ltd.[a]	231,496	3,866,428
Nice Ltd.	52,496	3,647,017
Teva Pharmaceutical Industries Ltd. ADR	77,586	2,717,062

		21,035,689
ITALY — 0.49%
Snam SpA	3,640,366	14,544,629

		14,544,629
JAPAN — 12.69%
ABC-Mart Inc.	40,400	2,444,546

Security	Shares	Value
Ajinomoto Co. Inc.	154,400	$3,138,094
ANA Holdings Inc.	1,930,000	5,792,501
Astellas Pharma Inc.	772,000	10,432,712
Benesse Holdings Inc.	121,200	3,742,647
Canon Inc.	656,200	19,242,903
Chugai Pharmaceutical Co. Ltd.	80,800	2,704,527
Daiichi Sankyo Co. Ltd.	231,600	5,300,190
Daiwa House REIT Investment Corp.	386	1,007,392
Eisai Co. Ltd.	80,800	4,550,394
FamilyMart UNY Holdings Co. Ltd.	79,000	4,843,724
FUJIFILM Holdings Corp.	80,800	3,135,663
Japan Airlines Co. Ltd.	202,000	6,624,105
Japan Prime Realty Investment Corp.	1,212	4,831,318
Japan Real Estate Investment Corp.	1,212	6,705,349
Japan Retail Fund Investment Corp.	3,860	7,796,934
Kajima Corp.	386,000	2,525,379
KDDI Corp.	38,600	1,013,946
Keikyu Corp.	808,000	8,926,022
Kintetsu Group Holdings Co. Ltd.	404,000	1,505,725
Konami Holdings Corp.	80,800	3,423,086
Kyowa Hakko Kirin Co. Ltd.	77,200	1,159,880
Lawson Inc.	77,200	5,347,455
LINE Corp.[a,b]	77,200	2,670,278
M3 Inc.	77,200	1,966,483
McDonald’s Holdings Co. Japan Ltd.[a]	121,200	3,466,416
MEIJI Holdings Co. Ltd.	38,600	3,098,074
Miraca Holdings Inc.	80,800	3,885,275
Mitsubishi Tanabe Pharma Corp.	363,600	7,506,958
Nagoya Railroad Co. Ltd.	1,158,000	5,330,205
NH Foods Ltd.	50,000	1,337,981
Nippon Building Fund Inc.	386	2,166,582
Nippon Prologis REIT Inc.	2,424	5,232,122
Nippon Telegraph & Telephone Corp.	386,000	16,390,812
Nissin Foods Holdings Co. Ltd.	80,800	4,542,450
Nitori Holdings Co. Ltd.	86,900	10,159,110
Nomura Real Estate Master Fund Inc.	4,246	6,386,931
Nomura Research Institute Ltd.	193,530	6,711,323

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
NTT Data Corp.	202,000	$9,568,754
NTT DOCOMO Inc.	694,800	16,561,931
Obayashi Corp.	193,000	1,800,885
Oracle Corp. Japan	40,400	2,361,496
Oriental Land Co. Ltd./Japan	121,200	6,837,506
Otsuka Corp.	80,800	4,123,591
Otsuka Holdings Co. Ltd.	444,400	20,300,562
Park24 Co. Ltd.	159,800	4,506,136
Recruit Holdings Co. Ltd.	463,200	22,811,208
Sankyo Co. Ltd.	80,800	2,870,626
Santen Pharmaceutical Co. Ltd.	308,800	4,443,563
Secom Co. Ltd.	202,000	14,777,405
Shimadzu Corp.	77,200	1,263,379
Shionogi & Co. Ltd.	40,400	1,985,246
Suntory Beverage & Food Ltd.	202,000	8,503,553
Taisho Pharmaceutical Holdings Co. Ltd.	40,400	3,303,928
Takeda Pharmaceutical Co. Ltd.	347,400	16,214,174
Terumo Corp.	115,800	4,031,291
Tobu Railway Co. Ltd.	1,212,000	6,228,717
Toho Co. Ltd./Tokyo	121,200	3,444,751
TonenGeneral Sekiyu KK	161,000	1,935,425
Toyo Suisan Kaisha Ltd.	121,200	4,463,011
United Urban Investment Corp.	4,246	6,626,014
USS Co. Ltd.	121,200	2,084,183
Yamada Denki Co. Ltd.	270,200	1,383,783
Yamato Holdings Co. Ltd.	242,400	5,317,699

		374,794,309
MALAYSIA — 0.80%
Hong Leong Bank Bhd	965,000	2,951,509
IHH Healthcare Bhd	2,084,400	2,821,452
Malayan Banking Bhd[a]	1,968,600	3,813,054
Maxis Bhd[a]	2,624,800	3,730,290
Petronas Dagangan Bhd	308,800	1,703,964
Public Bank Bhd	1,312,460	5,900,158
Telekom Malaysia Bhd[a]	1,852,800	2,570,551

		23,490,978
PHILIPPINES — 0.42%
Aboitiz Equity Ventures Inc.	1,594,180	2,331,824
Bank of the Philippine Islands	1,092,389	2,044,898
BDO Unibank Inc.	2,964,509	6,818,695
Jollibee Foods Corp.	330,800	1,329,393

		12,524,810

Security	Shares	Value
POLAND — 0.06%
Polski Koncern Naftowy ORLEN SA	81,868	$1,899,335

		1,899,335
QATAR — 0.30%
Qatar National Bank SAQ	211,953	8,789,537

		8,789,537
SINGAPORE — 0.98%
SATS Ltd.	1,119,400	4,002,002
Singapore Airlines Ltd.[a]	849,200	6,041,643
Singapore Press Holdings Ltd.[a]	1,439,500	3,602,481
Singapore Telecommunications Ltd.	5,481,200	15,441,656

		29,087,782
SOUTH KOREA — 0.80%
CJ Korea Express Corp.[a,b]	11,580	1,766,571
Dongbu Insurance Co. Ltd.	42,074	2,273,466
Kangwon Land Inc.[b]	126,222	3,946,007
Kia Motors Corp.	47,092	1,592,986
KT&G Corp.	15,054	1,364,612
NAVER Corp.	2,316	1,589,402
S-1 Corp.	28,178	2,267,696
Samsung Fire & Marine Insurance Co. Ltd.	12,738	2,872,598
Samsung Life Insurance Co. Ltd.	15,054	1,424,522
SK Telecom Co. Ltd.	21,616	4,425,473

		23,523,333
SPAIN — 0.05%
Amadeus IT Holding SA Class A	31,652	1,476,675

		1,476,675
SWITZERLAND — 4.58%
Chocoladefabriken Lindt & Sprungli AG Registered	116	7,540,087
Chubb Ltd.	96,114	13,280,071
EMS-Chemie Holding AG Registered	5,790	3,304,194
Givaudan SA Registered	808	1,471,658
Kuehne + Nagel International AG Registered	79,516	11,354,324
Nestle SA Registered	390,632	28,962,431
Novartis AG Registered	197,632	15,471,915
Roche Holding AG	73,400	17,934,974
Schindler Holding AG Registered	31,266	5,997,502
Sonova Holding AG Registered	72,568	9,557,860

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
Swiss Prime Site AG Registered	60,462	$5,264,653
Swisscom AG Registered	33,968	14,998,901

		135,138,570
TAIWAN — 3.95%
Asustek Computer Inc.	808,000	7,297,997
Chang Hwa Commercial Bank Ltd.	7,281,630	4,349,046
Chicony Electronics Co. Ltd.	816,504	1,924,094
Chunghwa Telecom Co. Ltd.	5,790,000	19,222,419
E.Sun Financial Holding Co. Ltd.	6,562,000	3,983,312
Far EasTone Telecommunications Co. Ltd.	2,424,000	5,838,397
First Financial Holding Co. Ltd.	14,282,328	8,437,328
Formosa Petrochemical Corp.	1,616,000	5,628,005
Hon Hai Precision Industry Co. Ltd.	2,693,400	7,846,088
Hua Nan Financial Holdings Co. Ltd.	11,194,487	6,157,724
Mega Financial Holding Co. Ltd.	8,080,000	6,285,482
Quanta Computer Inc.	808,000	1,675,252
Siliconware Precision Industries Co. Ltd.	3,474,000	5,472,736
Synnex Technology International Corp.	2,132,250	2,342,293
Taiwan Business Bank	6,562,322	1,796,316
Taiwan Cooperative Financial Holding Co. Ltd.	11,966,538	5,706,048
Taiwan Mobile Co. Ltd.	2,316,000	8,141,260
Taiwan Semiconductor Manufacturing Co. Ltd.	2,020,000	12,426,319
WPG Holdings Ltd.	1,616,000	2,051,329

		116,581,445
THAILAND — 0.72%
Advanced Info Service PCL NVDR	926,400	4,432,219
Bangkok Dusit Medical Services PCL NVDR[a]	5,777,800	3,327,091
BTS Group Holdings PCL NVDR	9,611,400	2,257,910
Bumrungrad Hospital PCL NVDR[a]	563,800	2,842,784
CP ALL PCL NVDR	887,800	1,526,063
KCE Electronics PCL NVDR[a]	424,600	1,195,140
Krung Thai Bank PCL NVDR	5,133,800	2,882,711
Siam Cement PCL (The) Foreign	193,000	2,853,075

		21,316,993

Security	Shares	Value
UNITED ARAB EMIRATES — 0.26%
Emirates Telecommunications Group Co. PJSC	1,031,778	$4,944,668
National Bank of Abu Dhabi PJSC	906,328	2,591,271

		7,535,939
UNITED KINGDOM — 1.77%
AstraZeneca PLC	34,354	1,985,316
Compass Group PLC	427,688	7,972,581
Fresnillo PLC	239,320	4,425,454
GlaxoSmithKline PLC	466,674	9,570,418
Kingfisher PLC	1,199,688	4,914,600
Randgold Resources Ltd.	122,451	11,443,592
Reckitt Benckiser Group PLC	72,568	6,602,099
TUI AG	382,140	5,411,589

		52,325,649
UNITED STATES — 57.24%
Abbott Laboratories	272,130	12,267,620
Adobe Systems Inc.[b]	22,388	2,649,396
Advance Auto Parts Inc.	9,680	1,515,985
Aetna Inc.	64,076	8,250,426
AGNC Investment Corp.	489,448	9,607,864
Alleghany Corp.[b]	18,384	11,872,387
Allstate Corp. (The)	158,646	13,034,355
Altria Group Inc.	282,552	21,168,796
American Tower Corp.	21,616	2,481,301
American Water Works Co. Inc.	79,130	6,172,140
Annaly Capital Management Inc.	1,475,292	16,375,741
ANSYS Inc.[b]	130,082	13,887,554
Aon PLC	50,566	5,847,958
Aramark	95,728	3,421,319
Arch Capital Group Ltd.[b]	187,982	17,777,458
AT&T Inc.	842,638	35,213,842
Automatic Data Processing Inc.	416,494	42,740,614
AutoZone Inc.[b]	34,740	25,587,747
AvalonBay Communities Inc.	127,380	23,409,896
Axis Capital Holdings Ltd.	147,066	10,191,674
Baxter International Inc.	183,526	9,345,144
Becton Dickinson and Co.	128,538	23,528,881
Berkshire Hathaway Inc. Class Bb	120,956	20,734,278
Boston Scientific Corp.[b]	115,414	2,833,414
Broadridge Financial Solutions Inc.	90,324	6,262,163
Campbell Soup Co.	110,396	6,552,003

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
CH Robinson Worldwide Inc.	131,240	$10,547,759
Charter Communications Inc. Class Ab	7,334	2,369,322
Chipotle Mexican Grill Inc.[a,b]	3,474	1,454,703
Church & Dwight Co. Inc.	380,210	18,949,666
Cigna Corp.	9,650	1,436,885
Cincinnati Financial Corp.	88,394	6,449,226
Cintas Corp.	98,012	11,566,396
Cisco Systems Inc.	161,734	5,528,068
Clorox Co. (The)	162,120	22,179,637
Coca-Cola Co. (The)	387,158	16,245,150
Colgate-Palmolive Co.	384,456	28,057,599
Comcast Corp. Class A	164,436	6,153,195
Consolidated Edison Inc.	424,986	32,740,921
Constellation Brands Inc. Class A	29,336	4,658,850
Cooper Companies Inc. (The)	8,106	1,614,229
Costco Wholesale Corp.	35,512	6,292,016
CR Bard Inc.	83,762	20,541,793
Crown Castle International Corp.	93,798	8,772,927
CVS Health Corp.	44,390	3,576,946
Danaher Corp.	60,988	5,217,523
Darden Restaurants Inc.	33,582	2,507,904
Dominion Resources Inc./VA	237,390	18,430,960
Dr Pepper Snapple Group Inc.	98,430	9,197,299
Duke Energy Corp.	279,464	23,069,753
eBay Inc.[b]	86,464	2,931,130
Ecolab Inc.	22,996	2,850,814
Eli Lilly & Co.	245,110	20,297,559
Equity Residential	111,554	7,035,711
Essex Property Trust Inc.	11,700	2,745,990
Everest Re Group Ltd.	63,632	14,962,428
Eversource Energy	66,392	3,894,555
Expeditors International of Washington Inc.	206,092	11,619,467
Exxon Mobil Corp.	292,974	23,824,646
F5 Networks Inc.[b]	14,282	2,046,182
Facebook Inc. Class Ab	35,898	4,865,615
Federal Realty Investment Trust	93,412	13,145,871
Fidelity National Information Services Inc.	101,132	8,320,130
FNF Group	105,378	4,039,139
Foot Locker Inc.	69,094	5,228,343
Gartner Inc.[b]	123,520	12,748,499
General Mills Inc.	535,382	32,321,011
Genuine Parts Co.	32,038	3,066,357

Security	Shares	Value
Henry Schein Inc.[b]	63,304	$10,860,434
Hershey Co. (The)	34,354	3,722,256
Home Depot Inc. (The)	45,162	6,544,425
Hormel Foods Corp.	120,818	4,258,835
Humana Inc.	19,686	4,158,668
Intel Corp.	69,480	2,515,176
International Business Machines Corp.	67,550	12,146,841
Intuitive Surgical Inc.[b]	27,792	20,482,704
JB Hunt Transport Services Inc.	41,688	4,092,511
JM Smucker Co. (The)	59,830	8,479,706
Johnson & Johnson	355,120	43,399,215
Kellogg Co.	299,922	22,215,223
Kimberly-Clark Corp.	111,168	14,735,318
Laboratory Corp. of America Holdings[b]	91,096	12,959,317
Linear Technology Corp.	21,230	1,371,033
Lowe’s Companies Inc.	54,812	4,076,368
Macerich Co. (The)	82,676	5,570,709
Markel Corp.[b]	20,458	20,043,316
Marsh & McLennan Companies Inc.	257,848	18,946,671
MasterCard Inc. Class A	38,514	4,254,256
McCormick & Co. Inc./MD	165,980	16,335,752
McDonald’s Corp.	257,076	32,815,751
Merck & Co. Inc.	346,628	22,832,386
Microsoft Corp.	34,354	2,197,969
Motorola Solutions Inc.	165,594	13,076,958
Newmont Mining Corp.	104,606	3,581,709
NextEra Energy Inc.	32,272	4,227,632
O’Reilly Automotive Inc.[a,b]	26,634	7,236,724
Occidental Petroleum Corp.	79,130	5,186,972
Oracle Corp.	50,566	2,153,606
Patterson Companies Inc.	79,130	3,596,459
Paychex Inc.	458,954	28,188,955
People’s United Financial Inc.	460,112	8,834,150
PepsiCo Inc.	253,988	28,035,195
Pfizer Inc.	546,190	18,636,003
PG&E Corp.	322,310	21,514,192
Procter & Gamble Co. (The)	394,106	35,891,233
Public Storage	79,460	18,073,972
Raytheon Co.	48,250	7,437,738
Realty Income Corp.[a]	91,482	5,606,017
RenaissanceRe Holdings Ltd.	57,768	8,528,868
Republic Services Inc.	355,892	22,047,509

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
Reynolds American Inc.	54,040	$3,327,243
Ross Stores Inc.	52,110	3,573,704
SCANA Corp.	34,740	2,409,219
Sherwin-Williams Co. (The)	5,404	1,667,350
Simon Property Group Inc.	17,760	3,274,944
Southern Co. (The)	626,864	31,857,228
Starbucks Corp.	177,174	10,075,885
Stryker Corp.	110,782	14,242,134
Synopsys Inc.[b]	218,862	15,635,501
Sysco Corp.	58,286	3,072,838
Target Corp.	190,684	11,206,499
TJX Companies Inc. (The)	270,586	21,227,472
Travelers Companies Inc. (The)	99,202	12,126,452
UDR Inc.	230,652	8,418,798
United Parcel Service Inc. Class B	140,118	14,818,880
UnitedHealth Group Inc.	78,744	13,022,683
Varian Medical Systems Inc.[a,b]	140,118	11,754,499
Ventas Inc.	99,612	6,479,761
Verizon Communications Inc.	587,878	29,176,385
Visa Inc. Class A	247,040	21,724,698
VMware Inc. Class Aa,b	65,234	5,863,884
Wal-Mart Stores Inc.	241,250	17,111,863
Waste Management Inc.	363,226	26,631,730
Waters Corp.[b]	16,598	2,572,524
WEC Energy Group Inc.	289,500	17,448,165
Wells Fargo & Co.	83,762	4,848,145
Welltower Inc.	132,784	9,345,338
Westar Energy Inc.	41,688	2,250,318
WR Berkley Corp.	151,698	10,773,592
Xcel Energy Inc.	404,142	17,665,047

		1,690,703,641

TOTAL COMMON STOCKS
(Cost: $2,615,033,108)		2,941,116,579

PREFERRED STOCKS — 0.05%

COLOMBIA — 0.05%
Grupo Aval Acciones y Valores SA	3,814,838	1,481,630

		1,481,630

TOTAL PREFERRED STOCKS
(Cost: $1,530,835)		1,481,630

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.34%

MONEY MARKET FUNDS — 3.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	97,055,953	$97,094,775
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	1,504,894	1,504,894

		98,599,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,567,783)		98,599,669

TOTAL INVESTMENTS IN SECURITIES — 102.96%		3,041,197,878
(Cost: $2,715,131,726)[g]
Other Assets, Less Liabilities — (2.96)%		(87,565,640)

NET ASSETS — 100.00%		$2,953,632,238

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $2,747,399,297. Net unrealized appreciation was $293,798,581, of which $368,825,587 represented gross unrealized appreciation on securities and $75,027,006 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,941,116,579	$—	$—	$2,941,116,579
Preferred stocks	1,481,630	—	—	1,481,630
Money market funds	98,599,669	—	—	98,599,669

Total	$3,041,197,878	$—	$—	$3,041,197,878

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.08%

AIRLINES — 0.14%
Qantas Airways Ltd.	927,797	$2,675,012

		2,675,012
BANKS — 34.52%
Australia & New Zealand Banking Group Ltd.	5,836,273	138,655,032
Bank of Queensland Ltd.	768,566	7,002,306
Bendigo & Adelaide Bank Ltd.	938,297	8,815,625
Commonwealth Bank of Australia	3,434,685	217,387,132
National Australia Bank Ltd.	5,299,182	130,336,074
Westpac Banking Corp.	6,671,788	172,867,637

		675,063,806
BEVERAGES — 1.15%
Coca-Cola Amatil Ltd.	1,139,262	8,978,195
Treasury Wine Estates Ltd.	1,474,918	13,505,827

		22,484,022
BIOTECHNOLOGY — 4.21%
CSL Ltd.	909,195	82,388,204

		82,388,204
CAPITAL MARKETS — 2.86%
ASX Ltd.	386,068	15,206,516
Macquarie Group Ltd.	610,906	40,699,073

		55,905,589
CHEMICALS — 1.02%
Incitec Pivot Ltd.	3,355,204	9,467,309
Orica Ltd.	749,667	10,542,016

		20,009,325
COMMERCIAL SERVICES & SUPPLIES — 1.16%
Brambles Ltd.	3,163,784	22,646,342

		22,646,342
CONSTRUCTION & ENGINEERING — 0.29%
CIMIC Group Ltd.	193,054	5,601,731

		5,601,731
CONSTRUCTION MATERIALS — 1.21%
Boral Ltd.	2,343,350	10,557,871
James Hardie Industries PLC	879,598	13,187,437

		23,745,308
CONTAINERS & PACKAGING — 1.28%
Amcor Ltd./Australia	2,310,031	24,953,743

		24,953,743

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.65%
AMP Ltd.	5,898,624	$22,131,563
Challenger Ltd./Australia	1,142,436	10,048,459

		32,180,022
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.93%
Telstra Corp. Ltd.	8,339,913	30,906,521
TPG Telecom Ltd.	680,514	3,264,850
Vocus Group Ltd.	1,052,992	3,546,016

		37,717,387
ELECTRIC UTILITIES — 0.22%
AusNet Services	3,529,983	4,396,724

		4,396,724
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.93%
Dexus Property Group	1,932,558	14,026,396
Goodman Group	3,567,210	20,707,000
GPT Group (The)	3,584,209	13,585,693
Mirvac Group	7,400,906	12,233,899
Scentre Group	10,619,293	35,597,840
Stockland	4,798,669	17,414,233
Vicinity Centres	6,706,798	14,902,346
Westfield Corp.	3,937,406	26,640,013

		155,107,420
FOOD & STAPLES RETAILING — 6.38%
Wesfarmers Ltd.	2,253,502	74,016,876
Woolworths Ltd.	2,566,912	50,839,163

		124,856,039
GAS UTILITIES — 0.74%
APA Group	2,221,606	14,450,370

		14,450,370
HEALTH CARE EQUIPMENT & SUPPLIES — 0.58%
Cochlear Ltd.	113,966	11,439,150

		11,439,150
HEALTH CARE PROVIDERS & SERVICES — 1.75%
Healthscope Ltd.	3,450,566	5,969,176
Ramsay Health Care Ltd.	282,349	15,148,121
Sonic Healthcare Ltd.	787,904	13,036,384

		34,153,681
HOTELS, RESTAURANTS & LEISURE — 2.21%
Aristocrat Leisure Ltd.	1,080,201	13,786,506
Crown Resorts Ltd.	724,164	7,048,752
Domino’s Pizza Enterprises Ltd.	123,692	5,297,102
Flight Centre Travel Group Ltd.[a]	111,405	2,470,253

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2017

Security	Shares	Value
Tabcorp Holdings Ltd.	1,653,783	$5,416,637
Tatts Group Ltd.	2,928,178	9,140,397

		43,159,647
INSURANCE — 4.39%
Insurance Australia Group Ltd.	4,731,671	21,827,668
Medibank Pvt Ltd.	5,502,987	11,931,338
QBE Insurance Group Ltd.	2,734,918	25,884,747
Suncorp Group Ltd.	2,566,141	26,181,408

		85,825,161
IT SERVICES — 0.49%
Computershare Ltd.	923,521	9,592,762

		9,592,762
MEDIA — 0.23%
REA Group Ltd.	104,272	4,531,983

		4,531,983
METALS & MINING — 11.89%
Alumina Ltd.	4,868,618	6,906,271
BHP Billiton Ltd.	6,402,492	123,063,882
Fortescue Metals Group Ltd.	3,105,048	15,827,904
Newcrest Mining Ltd.	1,528,700	26,022,046
Rio Tinto Ltd.	846,155	40,328,598
South32 Ltd.	10,618,064	20,327,606

		232,476,307
MULTI-UTILITIES — 1.80%
AGL Energy Ltd.	1,342,416	24,894,648
DUET Group	4,864,097	10,284,341

		35,178,989
MULTILINE RETAIL — 0.23%
Harvey Norman Holdings Ltd.	1,115,110	4,415,364

		4,415,364
OIL, GAS & CONSUMABLE FUELS — 4.64%
Caltex Australia Ltd.	519,897	11,248,198
Oil Search Ltd.	2,735,504	14,680,280
Origin Energy Ltd.	3,495,537	17,630,284
Santos Ltd.	3,654,157	10,676,093
Woodside Petroleum Ltd.	1,511,596	36,423,048

		90,657,903
PROFESSIONAL SERVICES — 0.41%
Seek Ltd.	657,335	7,929,600

		7,929,600
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.66%
LendLease Group	1,105,128	12,940,589

		12,940,589

Security	Shares	Value
ROAD & RAIL — 0.82%
Aurizon Holdings Ltd.	4,091,587	$16,106,579

		16,106,579
TRANSPORTATION INFRASTRUCTURE — 2.29%
Sydney Airport	2,202,356	10,261,284
Transurban Group	4,075,098	34,558,519

		44,819,803

TOTAL COMMON STOCKS
(Cost: $2,099,007,519)		1,937,408,562

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[b,c,d]	1,923,436	1,924,205
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	192,875	192,875

		2,117,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,116,311)		2,117,080

TOTAL INVESTMENTS IN SECURITIES — 99.19%
(Cost: $2,101,123,830)[e]		1,939,525,642
Other Assets, Less Liabilities — 0.81%		15,805,750

NET ASSETS — 100.00%		$1,955,331,392

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments for federal income tax purposes was $2,172,109,489. Net unrealized depreciation was $232,583,847, of which $91,398,881 represented gross unrealized appreciation on securities and $323,982,728 represented gross unrealized depreciation on securities.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
ASX SPI 200 Index	162	Mar. 2017	Sydney Futures	$17,729,507	$17,699,078	$(30,429)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,937,408,562	$—	$—	$1,937,408,562
Money market funds	2,117,080	—	—	2,117,080

Total	$1,939,525,642	$—	$—	$1,939,525,642

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(30,429)	$—	$—	$(30,429)

Total	$(30,429)	$—	$—	$(30,429)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.67%

AEROSPACE & DEFENSE — 0.55%
Bombardier Inc. Class Ba	5,015,732	$8,710,169
CAE Inc.	702,202	10,577,168

		19,287,337
AUTO COMPONENTS — 1.45%
Linamar Corp.	121,196	5,397,063
Magna International Inc. Class A	1,056,217	45,288,658

		50,685,721
BANKS — 29.68%
Bank of Montreal	1,791,826	136,357,086
Bank of Nova Scotia (The)	3,349,691	194,843,289
Canadian Imperial Bank of Commerce	1,099,262	96,783,527
National Bank of Canada	926,683	39,657,513
Royal Bank of Canada	4,133,356	301,095,690
Toronto-Dominion Bank (The)	5,164,750	266,962,728

		1,035,699,833
CAPITAL MARKETS — 4.24%
Brookfield Asset Management Inc. Class A	2,459,356	88,833,547
CI Financial Corp.	638,573	13,056,406
IGM Financial Inc.	245,677	7,551,444
Thomson Reuters Corp.	905,522	38,396,403

		147,837,800
CHEMICALS — 2.49%
Agrium Inc.	358,950	34,703,875
Methanex Corp.	236,339	12,078,815
Potash Corp. of Saskatchewan Inc.	2,302,016	40,045,641

		86,828,331
CONSTRUCTION & ENGINEERING — 0.47%
SNC-Lavalin Group Inc.	402,365	16,432,423

		16,432,423
CONTAINERS & PACKAGING — 0.46%
CCL Industries Inc. Class B	74,566	15,893,939

		15,893,939
DIVERSIFIED FINANCIAL SERVICES — 0.75%
Element Fleet Management Corp.	1,011,301	10,743,331
Onex Corp.	219,315	15,477,650

		26,220,981

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.98%
BCE Inc.	396,627	$17,351,028
TELUS Corp.	520,068	16,971,074

		34,322,102
ELECTRIC UTILITIES — 1.35%
Emera Inc.	119,040	4,093,980
Fortis Inc./Canada	1,093,082	34,770,316
Hydro One Ltd.[b]	458,060	8,162,041

		47,026,337
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.52%
H&R REIT	347,984	6,200,629
RioCan REIT	409,324	8,245,509
Smart REIT	153,189	3,866,592

		18,312,730
FOOD & STAPLES RETAILING — 3.46%
Alimentation Couche-Tard Inc. Class B	1,156,369	51,564,916
Empire Co. Ltd. Class A	406,673	5,136,955
George Weston Ltd.	134,368	11,291,599
Jean Coutu Group PJC Inc. (The) Class A	178,870	2,695,644
Loblaw Companies Ltd.	605,795	31,679,083
Metro Inc.	625,296	18,285,110

		120,653,307
FOOD PRODUCTS — 0.68%
Saputo Inc.	691,015	23,796,439

		23,796,439
HOTELS, RESTAURANTS & LEISURE — 0.95%
Restaurant Brands International Inc.	607,352	33,227,926

		33,227,926
INSURANCE — 8.23%
Fairfax Financial Holdings Ltd.	62,688	28,304,144
Great-West Lifeco Inc.	799,672	21,880,866
Industrial Alliance Insurance & Financial Services Inc.	270,577	11,262,720
Intact Financial Corp.	355,809	25,295,765
Manulife Financial Corp.	5,464,458	97,905,990
Power Corp. of Canada	1,010,539	23,576,319
Power Financial Corp.	669,605	17,416,960
Sun Life Financial Inc.	1,689,963	61,501,919

		287,144,683

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2017

Security	Shares	Value
IT SERVICES — 0.78%
CGI Group Inc. Class Aa	592,156	$27,299,668

		27,299,668
MEDIA — 0.68%
Shaw Communications Inc. Class B	1,134,163	23,668,893

		23,668,893
METALS & MINING — 7.44%
Agnico Eagle Mines Ltd.	612,427	25,825,096
Barrick Gold Corp.	3,213,931	59,476,348
Eldorado Gold Corp.[a]	1,799,413	5,515,963
First Quantum Minerals Ltd.	1,857,406	19,381,140
Franco-Nevada Corp.	486,367	31,437,864
Goldcorp Inc.	2,338,122	37,160,684
Kinross Gold Corp.[a]	3,278,180	11,583,587
Silver Wheaton Corp.	1,197,225	23,384,960
Teck Resources Ltd. Class B	1,547,037	31,011,992
Turquoise Hill Resources Ltd.[a]	2,595,975	8,173,367
Yamana Gold Inc.	2,388,291	6,617,862

		259,568,863
MULTI-UTILITIES — 0.44%
Atco Ltd./Canada Class I	190,889	6,540,483
Canadian Utilities Ltd. Class A	325,204	8,775,560

		15,316,043
MULTILINE RETAIL — 1.27%
Canadian Tire Corp. Ltd. Class A	183,984	21,156,528
Dollarama Inc.	301,891	23,313,384

		44,469,912
OIL, GAS & CONSUMABLE FUELS — 22.74%
AltaGas Ltd.	432,040	10,112,303
ARC Resources Ltd.	938,803	14,034,731
Cameco Corp.	1,039,976	11,542,638
Canadian Natural Resources Ltd.	3,059,369	87,984,722
Cenovus Energy Inc.	2,270,508	28,800,283
Crescent Point Energy Corp.	1,449,828	15,993,044
Enbridge Inc.	3,984,580	168,173,976
Encana Corp.	2,650,462	29,457,360
Husky Energy Inc.[a]	923,929	11,021,993
Imperial Oil Ltd.	805,338	25,228,188
Inter Pipeline Ltd.	970,124	20,399,376
Keyera Corp.	492,417	14,540,699
Pembina Pipeline Corp.	1,079,002	34,966,036
Peyto Exploration & Development Corp.	425,396	8,729,860
PrairieSky Royalty Ltd.	541,247	12,692,915

Security	Shares	Value
Seven Generations Energy Ltd. Class Aa	638,306	$11,860,554
Suncor Energy Inc.	4,622,234	144,308,487
Tourmaline Oil Corp.[a]	605,086	13,431,635
TransCanada Corp.	2,393,566	110,348,552
Veresen Inc.	807,084	8,238,722
Vermilion Energy Inc.	310,059	11,824,591

		793,690,665
PAPER & FOREST PRODUCTS — 0.20%
West Fraser Timber Co. Ltd.	163,595	6,809,613

		6,809,613
PHARMACEUTICALS — 0.35%
Valeant Pharmaceuticals International Inc.[a,c]	860,603	12,274,371

		12,274,371
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
First Capital Realty Inc.	327,694	5,176,004

		5,176,004
ROAD & RAIL — 5.87%
Canadian National Railway Co.	2,129,238	148,481,575
Canadian Pacific Railway Ltd.	382,749	56,476,754

		204,958,329
SOFTWARE — 1.37%
Constellation Software Inc./Canada	51,694	24,335,542
Open Text Corp.	708,479	23,418,937

		47,754,479
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.26%
BlackBerry Ltd.[a]	1,295,125	9,025,636

		9,025,636
TEXTILES, APPAREL & LUXURY GOODS — 0.43%
Gildan Activewear Inc.	585,722	14,881,306

		14,881,306
TRADING COMPANIES & DISTRIBUTORS — 0.23%
Finning International Inc.	432,480	8,052,366

		8,052,366
WIRELESS TELECOMMUNICATION SERVICES — 1.20%
Rogers Communications Inc. Class B	993,576	41,830,041

		41,830,041

TOTAL COMMON STOCKS
(Cost: $3,900,998,631)		3,478,146,078

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	13,048,006	$13,053,225
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	1,178,287	1,178,287

		14,231,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,227,080)		14,231,512

Value
TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $3,915,225,711)[g]	$3,492,377,590
Other Assets, Less Liabilities — (0.08)%	(2,777,368)

NET ASSETS — 100.00%	$3,489,600,222

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $3,961,342,689. Net unrealized depreciation was $468,965,099, of which $222,504,767 represented gross unrealized appreciation on securities and $691,469,866 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P/TSX 60 Index	77	Mar. 2017	Montreal	$10,428,800	$10,535,649	$106,849

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,478,146,078	$—	$—	$3,478,146,078
Money market funds	14,231,512	—	—	14,231,512

Total	$3,492,377,590	$—	$—	$3,492,377,590

Derivative financial instruments[a]:
Assets:
Futures contracts	$106,849	$—	$—	$106,849

Total	$106,849	$—	$—	$106,849

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.65%

AIR FREIGHT & LOGISTICS — 0.26%
Yamato Holdings Co. Ltd.	1,903,500	$41,758,419

		41,758,419
AIRLINES — 0.24%
ANA Holdings Inc.	6,345,000	19,043,223
Japan Airlines Co. Ltd.	634,500	20,806,904

		39,850,127
AUTO COMPONENTS — 3.27%
Aisin Seiki Co. Ltd.	1,057,500	52,740,314
Bridgestone Corp.	3,434,800	137,563,917
Denso Corp.	2,538,000	113,238,557
Koito Manufacturing Co. Ltd.	634,500	32,835,099
NGK Spark Plug Co. Ltd.	846,000	19,228,476
NOK Corp.	423,000	9,693,632
Stanley Electric Co. Ltd.	846,000	23,931,626
Sumitomo Electric Industries Ltd.	4,018,500	65,708,949
Sumitomo Rubber Industries Ltd.	846,000	14,018,716
Toyoda Gosei Co. Ltd.	423,000	10,827,832
Toyota Industries Corp.	846,000	41,436,117
Yokohama Rubber Co. Ltd. (The)	634,500	12,669,017

		533,892,252
AUTOMOBILES — 9.27%
Fuji Heavy Industries Ltd.	3,172,500	119,289,516
Honda Motor Co. Ltd.	8,671,500	270,410,363
Isuzu Motors Ltd.	3,172,500	42,631,754
Mazda Motor Corp.	2,961,000	41,708,325
Mitsubishi Motors Corp.	3,595,500	23,362,636
Nissan Motor Co. Ltd.	12,690,000	125,442,553
Suzuki Motor Corp.	1,903,500	74,755,141
Toyota Motor Corp.	13,747,500	782,078,362
Yamaha Motor Co. Ltd.	1,480,500	34,390,843

		1,514,069,493
BANKS — 8.57%
Aozora Bank Ltd.	6,345,000	23,874,916
Bank of Kyoto Ltd. (The)	2,115,000	17,296,555
Chiba Bank Ltd. (The)	4,230,000	29,678,241
Chugoku Bank Ltd. (The)	846,000	13,549,913
Concordia Financial Group Ltd.	6,133,500	32,771,205
Fukuoka Financial Group Inc.	4,230,000	19,810,698

Security	Shares	Value
Hachijuni Bank Ltd. (The)	2,115,000	$13,421,370
Hiroshima Bank Ltd. (The)	2,186,000	10,374,635
Japan Post Bank Co. Ltd.	2,115,000	26,615,900
Kyushu Financial Group Inc.	1,903,600	13,083,688
Mebuki Financial Group Inc.	4,981,580	22,039,434
Mitsubishi UFJ Financial Group Inc.	67,468,580	445,267,904
Mizuho Financial Group Inc.	127,534,580	239,031,161
Resona Holdings Inc.	11,632,500	65,188,162
Seven Bank Ltd.	2,961,000	9,236,171
Shinsei Bank Ltd.	10,575,000	19,375,922
Shizuoka Bank Ltd. (The)	2,871,000	25,301,032
Sumitomo Mitsui Financial Group Inc.	7,191,000	281,315,699
Sumitomo Mitsui Trust Holdings Inc.	1,715,832	61,787,435
Suruga Bank Ltd.	846,000	18,827,725
Yamaguchi Financial Group Inc.	922,000	10,679,823

		1,398,527,589
BEVERAGES — 1.12%
Asahi Group Holdings Ltd.	2,115,000	75,027,349
Kirin Holdings Co. Ltd.	4,441,500	76,774,018
Suntory Beverage & Food Ltd.	734,500	30,920,097

		182,721,464
BUILDING PRODUCTS — 1.43%
Asahi Glass Co. Ltd.	5,296,000	43,452,903
Daikin Industries Ltd.	1,269,000	120,962,461
LIXIL Group Corp.	1,480,500	36,428,623
TOTO Ltd.	846,000	32,702,775

		233,546,762
CAPITAL MARKETS — 1.42%
Daiwa Securities Group Inc.	8,460,000	53,859,391
Japan Exchange Group Inc.	2,749,500	38,163,950
Nomura Holdings Inc.	19,246,500	125,454,462
SBI Holdings Inc./Japan	1,057,510	14,858,164

		232,335,967
CHEMICALS — 4.55%
Air Water Inc.	846,000	16,128,328
Asahi Kasei Corp.	6,375,000	62,362,582
Daicel Corp.	1,480,500	18,035,675
Hitachi Chemical Co. Ltd.	634,500	17,948,720
JSR Corp.	1,057,500	18,137,753
Kaneka Corp.	2,115,000	16,578,228

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
Kansai Paint Co. Ltd.	1,057,500	$20,623,542
Kuraray Co. Ltd.	1,903,500	29,007,173
Mitsubishi Chemical Holdings Corp.	6,979,500	53,816,103
Mitsubishi Gas Chemical Co. Inc.	846,000	17,890,119
Mitsui Chemicals Inc.	4,258,000	21,730,509
Nippon Paint Holdings Co. Ltd.	846,000	27,409,840
Nissan Chemical Industries Ltd.	634,500	20,529,025
Nitto Denko Corp.	848,400	71,733,155
Shin-Etsu Chemical Co. Ltd.	2,115,000	179,638,423
Sumitomo Chemical Co. Ltd.	8,460,000	47,333,959
Taiyo Nippon Sanso Corp.	634,500	7,916,718
Teijin Ltd.	1,057,500	20,311,637
Toray Industries Inc.	8,460,000	75,991,420

		743,122,909
COMMERCIAL SERVICES & SUPPLIES — 0.95%
Dai Nippon Printing Co. Ltd.	2,115,000	23,099,879
Park24 Co. Ltd.	634,500	17,892,010
Secom Co. Ltd.	1,057,500	77,361,912
Sohgo Security Services Co. Ltd.	423,000	16,067,837
Toppan Printing Co. Ltd.	2,115,000	21,398,579

		155,820,217
CONSTRUCTION & ENGINEERING — 0.92%
JGC Corp.	1,057,500	19,064,017
Kajima Corp.	4,289,000	28,060,491
Obayashi Corp.	3,384,000	31,576,136
Shimizu Corp.	2,892,000	26,649,256
Taisei Corp.	6,345,000	44,687,491

		150,037,391
CONSTRUCTION MATERIALS — 0.14%
Taiheiyo Cement Corp.	6,345,000	22,400,456

		22,400,456
CONSUMER FINANCE — 0.23%
Acom Co. Ltd.[a]	2,115,000	8,884,569
AEON Financial Service Co. Ltd.	634,570	12,330,117
Credit Saison Co. Ltd.	846,000	16,113,206

		37,327,892
CONTAINERS & PACKAGING — 0.09%
Toyo Seikan Group Holdings Ltd.	846,000	15,387,317

		15,387,317

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.08%
Benesse Holdings Inc.	423,000	$13,062,207

		13,062,207
DIVERSIFIED FINANCIAL SERVICES — 0.75%
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,326,500	12,912,870
ORIX Corp.	6,979,500	109,010,826

		121,923,696
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.95%
Nippon Telegraph & Telephone Corp.	3,662,300	155,513,137

		155,513,137
ELECTRIC UTILITIES — 1.21%
Chubu Electric Power Co. Inc.	3,384,000	44,763,105
Chugoku Electric Power Co. Inc. (The)	1,480,500	16,381,633
Hokuriku Electric Power Co.	846,000	8,393,082
Kansai Electric Power Co. Inc. (The)[a]	3,807,000	42,379,394
Kyushu Electric Power Co. Inc.	2,326,500	25,992,090
Tohoku Electric Power Co. Inc.	2,326,500	29,984,475
Tokyo Electric Power Co. Holdings Inc.[a]	7,614,000	29,398,472

		197,292,251
ELECTRICAL EQUIPMENT — 1.80%
Fuji Electric Co. Ltd.	2,279,000	12,649,229
Mabuchi Motor Co. Ltd.	222,700	12,081,950
Mitsubishi Electric Corp.	10,152,000	149,487,599
Nidec Corp.	1,269,000	118,977,611

		293,196,389
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.16%
Alps Electric Co. Ltd.	1,057,500	31,615,833
Hamamatsu Photonics KK	846,000	25,028,020
Hirose Electric Co. Ltd.	211,560	28,514,321
Hitachi High-Technologies Corp.	423,000	17,693,525
Hitachi Ltd.	25,380,000	140,368,629
Keyence Corp.	511,852	198,821,003
Kyocera Corp.	1,692,000	93,427,859
Murata Manufacturing Co. Ltd.	992,600	143,276,489
Nippon Electric Glass Co. Ltd.	2,115,500	13,197,649
Omron Corp.	1,057,500	45,651,562
Shimadzu Corp.	1,057,500	17,306,006
TDK Corp.	634,500	43,326,451

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
Yaskawa Electric Corp.	1,269,000	$23,886,258
Yokogawa Electric Corp.	1,269,000	19,837,163

		841,950,768
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.32%
Daiwa House REIT Investment Corp.	6,345	16,559,324
Japan Prime Realty Investment Corp.	4,230	16,861,778
Japan Real Estate Investment Corp.	6,345	35,103,499
Japan Retail Fund Investment Corp.	12,700	25,653,126
Nippon Building Fund Inc.	8,460	47,485,186
Nippon Prologis REIT Inc.	8,460	18,260,625
Nomura Real Estate Master Fund Inc.	21,150	31,814,318
United Urban Investment Corp.	14,805	23,103,660

		214,841,516
FOOD & STAPLES RETAILING — 1.78%
Aeon Co. Ltd.	3,384,000	50,660,946
FamilyMart UNY Holdings Co. Ltd.	423,000	25,935,380
Lawson Inc.	318,100	22,034,008
Seven & I Holdings Co. Ltd.	4,018,580	158,035,054
Sundrug Co. Ltd.	211,500	13,969,567
Tsuruha Holdings Inc.	211,500	19,659,472

		290,294,427
FOOD PRODUCTS — 1.61%
Ajinomoto Co. Inc.	2,961,000	60,180,668
Calbee Inc.	423,000	14,404,344
Kikkoman Corp.	733,000	22,176,386
MEIJI Holdings Co. Ltd.	634,556	50,930,088
NH Foods Ltd.	883,000	23,628,744
Nisshin Seifun Group Inc.	1,057,575	15,965,001
Nissin Foods Holdings Co. Ltd.	423,000	23,780,399
Toyo Suisan Kaisha Ltd.	423,000	15,576,351
Yakult Honsha Co. Ltd.	423,000	23,175,493
Yamazaki Baking Co. Ltd.	634,500	12,776,766

		262,594,240
GAS UTILITIES — 0.64%
Osaka Gas Co. Ltd.	10,575,000	40,944,631
Toho Gas Co. Ltd.	2,115,000	15,273,897

Security	Shares	Value
Tokyo Gas Co. Ltd.	10,575,000	$48,184,609

		104,403,137
HEALTH CARE EQUIPMENT & SUPPLIES — 1.68%
CYBERDYNE Inc.[a,b]	634,500	9,980,962
Hoya Corp.	2,115,000	96,104,572
Olympus Corp.	1,480,500	52,598,539
Sysmex Corp.	846,000	49,073,066
Terumo Corp.	1,903,500	66,265,652

		274,022,791
HEALTH CARE PROVIDERS & SERVICES — 0.42%
Alfresa Holdings Corp.	1,057,500	19,111,275
Medipal Holdings Corp.	846,000	14,011,154
Miraca Holdings Inc.	423,000	20,339,992
Suzuken Co. Ltd./Aichi Japan	423,040	14,367,896

		67,830,317
HEALTH CARE TECHNOLOGY — 0.16%
M3 Inc.	1,057,500	26,937,257

		26,937,257
HOTELS, RESTAURANTS & LEISURE — 0.45%
McDonald’s Holdings Co. Japan Ltd.[b]	423,000	12,098,137
Oriental Land Co. Ltd./Japan	1,096,700	61,870,406

		73,968,543
HOUSEHOLD DURABLES — 3.18%
Casio Computer Co. Ltd.	1,269,000	17,205,818
Iida Group Holdings Co. Ltd.	846,080	14,367,896
Nikon Corp.	1,903,500	29,211,329
Panasonic Corp.	11,632,515	128,193,154
Rinnai Corp.	211,500	17,126,424
Sekisui Chemical Co. Ltd.	2,122,000	35,181,749
Sekisui House Ltd.	3,172,500	50,911,416
Sharp Corp./Japan[a,b]	7,811,000	23,247,647
Sony Corp.	6,556,500	203,812,012

		519,257,445
HOUSEHOLD PRODUCTS — 0.42%
Lion Corp.	1,200,000	20,807,079
Unicharm Corp.	2,115,000	47,730,929

		68,538,008
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
Electric Power Development Co. Ltd.	846,000	19,954,364

		19,954,364

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.41%
Keihan Holdings Co. Ltd.	2,115,000	$13,421,370
Seibu Holdings Inc.	846,000	14,540,448
Toshiba Corp.[a]	21,150,000	39,356,750

		67,318,568
INSURANCE — 3.19%
Dai-ichi Life Holdings Inc.	5,711,600	107,840,685
Japan Post Holdings Co. Ltd.	2,326,500	29,963,681
MS&AD Insurance Group Holdings Inc.	2,749,540	93,359,275
Sompo Holdings Inc.	1,903,550	71,422,469
Sony Financial Holdings Inc.	846,000	14,926,076
T&D Holdings Inc.	2,961,000	45,611,865
Tokio Marine Holdings Inc.	3,595,500	158,075,385

		521,199,436
INTERNET & DIRECT MARKETING RETAIL — 0.40%
Rakuten Inc.	4,864,500	48,390,656
Start Today Co. Ltd.	846,000	17,754,015

		66,144,671
INTERNET SOFTWARE & SERVICES — 0.43%
DeNA Co. Ltd.	634,500	14,330,621
Kakaku.com Inc.	846,000	12,264,486
Mixi Inc.	211,500	9,205,926
Yahoo Japan Corp.	7,402,500	34,470,237

		70,271,270
IT SERVICES — 0.90%
Fujitsu Ltd.	10,575,000	61,691,044
Nomura Research Institute Ltd.	695,204	24,108,607
NTT Data Corp.	634,500	30,056,308
Obic Co. Ltd.	423,000	19,772,892
Otsuka Corp.	211,500	10,793,806

		146,422,657
LEISURE PRODUCTS — 0.85%
Bandai Namco Holdings Inc.	1,057,598	30,578,983
Sankyo Co. Ltd.	211,500	7,514,077
Sega Sammy Holdings Inc.	1,057,500	15,623,609
Shimano Inc.	423,000	62,759,083
Yamaha Corp.	846,000	22,132,029

		138,607,781
MACHINERY — 5.45%
Amada Holdings Co. Ltd.	1,692,000	19,205,792
FANUC Corp.	1,013,600	200,437,056
Hino Motors Ltd.	1,269,000	14,801,314

Security	Shares	Value
Hitachi Construction Machinery Co. Ltd.	634,500	$14,823,998
Hoshizaki Corp.	222,800	17,722,840
IHI Corp.[a]	7,611,000	23,808,821
JTEKT Corp.	1,057,500	18,033,785
Kawasaki Heavy Industries Ltd.	8,460,000	26,691,514
Komatsu Ltd.	4,864,500	117,846,246
Kubota Corp.	5,499,000	87,853,264
Kurita Water Industries Ltd.	634,500	15,198,284
Makita Corp.	634,500	44,120,391
Minebea Mitsumi Inc.	1,903,500	23,545,998
Mitsubishi Heavy Industries Ltd.	16,920,000	67,144,657
Nabtesco Corp.	634,500	17,721,880
NGK Insulators Ltd.	1,480,500	32,009,023
NSK Ltd.	2,326,500	33,311,463
SMC Corp./Japan	286,600	81,585,646
Sumitomo Heavy Industries Ltd.	2,378,000	16,896,903
THK Co. Ltd.	635,100	16,580,660

		889,339,535
MARINE — 0.24%
Mitsui OSK Lines Ltd.	6,345,000	21,039,415
Nippon Yusen KK	8,460,000	18,752,112

		39,791,527
MEDIA — 0.55%
Dentsu Inc.	1,060,900	58,978,397
Hakuhodo DY Holdings Inc.	1,057,500	13,052,755
Toho Co. Ltd./Tokyo	634,500	18,033,785

		90,064,937
METALS & MINING — 1.58%
Hitachi Metals Ltd.	1,057,500	15,122,670
JFE Holdings Inc.	2,800,250	53,184,352
Kobe Steel Ltd.[a]	1,697,600	16,553,440
Maruichi Steel Tube Ltd.	211,500	6,720,137
Mitsubishi Materials Corp.	634,500	21,152,835
Nippon Steel & Sumitomo Metal Corp.	4,441,570	109,704,417
Sumitomo Metal Mining Co. Ltd.	2,507,000	34,977,227

		257,415,078
MULTILINE RETAIL — 0.75%
Don Quijote Holdings Co. Ltd.	634,500	22,570,586

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
Isetan Mitsukoshi Holdings Ltd.	1,692,060	$21,762,295
J Front Retailing Co. Ltd.	1,269,000	19,576,297
Marui Group Co. Ltd.	1,057,500	14,668,990
Ryohin Keikaku Co. Ltd.	113,600	24,114,046
Takashimaya Co. Ltd.	2,115,000	19,111,275

		121,803,489
OIL, GAS & CONSUMABLE FUELS — 0.93%
Idemitsu Kosan Co. Ltd.	423,000	13,686,017
INPEX Corp.	5,076,000	50,630,701
JX Holdings Inc.	11,209,595	53,610,889
Showa Shell Sekiyu KK	846,000	8,559,431
TonenGeneral Sekiyu KK	2,115,000	25,424,990

		151,912,028
PAPER & FOREST PRODUCTS — 0.12%
Oji Holdings Corp.	4,230,000	20,339,992

		20,339,992
PERSONAL PRODUCTS — 1.29%
Kao Corp.	2,538,000	131,589,918
Kose Corp.	211,500	18,185,012
Pola Orbis Holdings Inc.	106,600	10,223,158
Shiseido Co. Ltd.	1,903,500	50,273,428

		210,271,516
PHARMACEUTICALS — 5.25%
Astellas Pharma Inc.	11,421,050	154,342,652
Chugai Pharmaceutical Co. Ltd.	1,269,000	42,475,801
Daiichi Sankyo Co. Ltd.	3,172,569	72,604,575
Eisai Co. Ltd.	1,285,400	72,389,555
Hisamitsu Pharmaceutical Co. Inc.	229,400	12,383,930
Kyowa Hakko Kirin Co. Ltd.	1,480,500	22,243,558
Mitsubishi Tanabe Pharma Corp.	1,269,000	26,200,027
Ono Pharmaceutical Co. Ltd.	2,123,900	47,219,924
Otsuka Holdings Co. Ltd.	2,115,000	96,614,962
Santen Pharmaceutical Co. Ltd.	1,903,500	27,390,937
Shionogi & Co. Ltd.	1,480,500	72,751,388
Sumitomo Dainippon Pharma Co. Ltd.	846,000	14,994,128
Taisho Pharmaceutical Holdings Co. Ltd.	211,500	17,296,555

Security	Shares	Value
Takeda Pharmaceutical Co. Ltd.	3,807,000	$177,683,818

		856,591,810
PROFESSIONAL SERVICES — 0.57%
Recruit Holdings Co. Ltd.	1,903,500	93,741,654

		93,741,654
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.01%
Aeon Mall Co. Ltd.	634,500	9,782,477
Daito Trust Construction Co. Ltd.	358,100	50,313,554
Daiwa House Industry Co. Ltd.	2,961,000	81,617,053
Hulic Co. Ltd.	1,480,500	14,145,368
Mitsubishi Estate Co. Ltd.	6,600,000	129,481,164
Mitsui Fudosan Co. Ltd.	4,717,000	107,211,253
Nomura Real Estate Holdings Inc.	634,500	10,808,929
Sumitomo Realty & Development Co. Ltd.	2,115,000	58,619,252
Tokyo Tatemono Co. Ltd.	1,057,500	14,980,895
Tokyu Fudosan Holdings Corp.	2,538,000	14,517,764

		491,477,709
ROAD & RAIL — 3.88%
Central Japan Railway Co.	756,000	124,192,519
East Japan Railway Co.	1,745,700	158,444,684
Hankyu Hanshin Holdings Inc.	1,269,000	42,645,931
Keikyu Corp.	2,119,000	23,408,714
Keio Corp.	3,010,000	23,755,016
Keisei Electric Railway Co. Ltd.	634,500	15,101,877
Kintetsu Group Holdings Co. Ltd.	10,575,000	39,413,460
Nagoya Railroad Co. Ltd.	4,230,000	19,470,439
Nippon Express Co. Ltd.	4,230,000	21,927,872
Odakyu Electric Railway Co. Ltd.	1,480,500	29,375,788
Tobu Railway Co. Ltd.	6,345,000	32,608,259
Tokyu Corp.	6,345,000	47,182,732
West Japan Railway Co.	846,000	56,233,651

		633,760,942
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.69%
Rohm Co. Ltd.	423,000	27,447,647
Tokyo Electron Ltd.	846,052	84,767,779

		112,215,426

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
SOFTWARE — 1.26%
Konami Holdings Corp.	485,400	$20,563,936
LINE Corp.[a,b]	211,500	7,315,592
Nexon Co. Ltd.	846,000	14,124,575
Nintendo Co. Ltd.	588,300	123,564,821
Oracle Corp. Japan	211,500	12,362,783
Trend Micro Inc./Japan	634,500	27,901,327

		205,833,034
SPECIALTY RETAIL — 1.25%
ABC-Mart Inc.	211,500	12,797,560
Fast Retailing Co. Ltd.	275,300	87,325,352
Hikari Tsushin Inc.	43,400	4,266,881
Nitori Holdings Co. Ltd.	423,000	49,451,133
Shimamura Co. Ltd.	108,100	14,048,121
USS Co. Ltd.	1,057,500	18,185,011
Yamada Denki Co. Ltd.	3,384,000	17,330,581

		203,404,639
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.49%
Brother Industries Ltd.	1,269,000	24,011,020
Canon Inc.	5,710,550	167,460,469
FUJIFILM Holdings Corp.	2,326,500	90,286,124
Konica Minolta Inc.	2,326,500	22,519,547
NEC Corp.	14,805,000	37,050,543
Ricoh Co. Ltd.	3,595,500	31,460,826
Seiko Epson Corp.	1,480,500	33,252,862

		406,041,391
TEXTILES, APPAREL & LUXURY GOODS — 0.09%
ASICS Corp.	846,000	14,979,005

		14,979,005
TOBACCO — 1.17%
Japan Tobacco Inc.	5,710,500	191,753,573

		191,753,573
TRADING COMPANIES & DISTRIBUTORS — 3.89%
ITOCHU Corp.	7,825,500	113,761,235
Marubeni Corp.	8,671,500	56,329,680
MISUMI Group Inc.	1,480,500	25,975,077
Mitsubishi Corp.	8,037,000	182,059,941
Mitsui & Co. Ltd.	9,094,500	139,727,805
Sumitomo Corp.	6,345,000	85,603,767
Toyota Tsusho Corp.	1,057,500	31,663,092

		635,120,597

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.14%
Japan Airport Terminal Co. Ltd.[b]	211,500	$7,419,560
Kamigumi Co. Ltd.	1,195,000	11,246,682
Mitsubishi Logistics Corp.	260,000	3,750,637

		22,416,879
WIRELESS TELECOMMUNICATION SERVICES — 4.68%
KDDI Corp.	9,729,000	255,561,791
NTT DOCOMO Inc.	7,402,500	176,453,211
SoftBank Group Corp.	4,441,500	331,946,400

		763,961,402

TOTAL COMMON STOCKS
(Cost: $16,773,622,427)		16,268,579,294

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	47,629,901	47,648,953
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	329,633	329,633

		47,978,586

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,967,068)		47,978,586

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $16,821,589,495)[f]		16,316,557,880
Other Assets, Less Liabilities — 0.06%		9,404,604

NET ASSETS — 100.00%		$16,325,962,484

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $17,026,892,538. Net unrealized depreciation was $710,334,658, of which $1,024,525,283 represented gross unrealized appreciation on securities and $1,734,859,941 represented gross unrealized depreciation on securities.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
TOPIX Index	409	Mar. 2017	Osaka Securities	$55,367,707	$56,075,971	$708,264

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$16,268,579,294	$—	$—	$16,268,579,294
Money market funds	47,978,586	—	—	47,978,586

Total	$16,316,557,880	$—	$—	$16,316,557,880

Derivative financial instruments[a]:
Assets:
Futures contracts	$708,264	$—	$—	$708,264

Total	$708,264	$—	$—	$708,264

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AIRLINES — 1.42%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	7,624,800	$9,309,443
Grupo Aeromexico SAB de CVa,b	6,266,743	14,008,115

		23,317,558
AUTO COMPONENTS — 0.24%
Rassini SAB de CV	1,020,599	3,995,052

		3,995,052
BANKS — 12.36%
Banregio Grupo Financiero SAB de CV	2,718,200	14,141,125
Grupo Financiero Banorte SAB de CV	23,261,178	116,173,544
Grupo Financiero Inbursa SAB de CV Series Ob	24,933,492	35,767,593
Grupo Financiero Interacciones SA de CV Series O	1,437,000	6,345,937
Grupo Financiero Santander Mexico SAB de CV Series Bb	19,790,250	29,844,621

		202,272,820
BEVERAGES — 11.70%
Arca Continental SAB de CV	4,617,729	25,986,455
Coca-Cola Femsa SAB de CV Series L	3,850,947	25,415,836
Fomento Economico Mexicano SAB de CV	17,289,910	139,943,391

		191,345,682
BUILDING PRODUCTS — 0.35%
Elementia SAB de CVa,b,c	5,028,190	5,782,000

		5,782,000
CAPITAL MARKETS — 0.46%
Bolsa Mexicana de Valores SAB de CV	5,225,987	7,575,201

		7,575,201
CHEMICALS — 1.71%
Mexichem SAB de CV	11,813,818	27,991,175

		27,991,175
CONSTRUCTION MATERIALS — 6.79%
Cemex SAB de CV CPO[a]	130,602,432	111,117,649

		111,117,649

Security	Shares	Value
CONSUMER FINANCE — 1.49%
Credito Real SAB de CV SOFOM ER	3,350,774	$4,186,635
Gentera SAB de CV	11,296,206	14,955,950
Unifin Financiera SAB de CV SOFOM ENR[b]	2,287,048	5,225,512

		24,368,097
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.92%
Axtel SAB de CV CPO[a,b]	17,065,477	3,141,186
Telesites SAB de CVa	20,735,946	11,927,493

		15,068,679
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.58%
Concentradora Fibra Danhos SA de CV	450,300	702,272
Concentradora Fibra Hotelera Mexicana SA de CVb	7,523,690	5,607,182
Fibra Uno Administracion SA de CV	27,143,100	39,453,226
Macquarie Mexico Real Estate Management SA de CV	10,071,900	10,418,121
PLA Administradora Industrial S. de RL de CVb	7,625,200	11,338,970
Prologis Property Mexico SA de CV	4,980,200	7,383,333

		74,903,104
FOOD & STAPLES RETAILING — 5.17%
Grupo Comercial Chedraui SA de CV	4,412,800	8,252,721
La Comer SAB de CVa,b	7,259,855	4,884,023
Wal-Mart de Mexico SAB de CV	36,703,733	71,506,441

		84,643,185
FOOD PRODUCTS — 6.12%
Gruma SAB de CV Series B	2,343,940	31,059,088
Grupo Bimbo SAB de CV	17,350,604	41,153,200
Grupo Herdez SAB de CVb	3,310,944	6,192,054
Grupo Lala SAB de CVb	7,403,800	12,231,810
Industrias Bachoco SAB de CV Series B	2,382,200	9,541,788

		100,177,940
GAS UTILITIES — 0.99%
Infraestructura Energetica Nova SAB de CV	3,752,200	16,127,173

		16,127,173

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

February 28, 2017

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.38%
Alsea SAB de CV	6,193,666	$17,549,921
Hoteles City Express SAB de CVa,b	5,579,600	5,026,252

		22,576,173
HOUSEHOLD DURABLES — 0.37%
Consorcio ARA SAB de CV	13,665,919	4,135,440
Corpovael SAB de CVb	4,319,075	1,968,052

		6,103,492
HOUSEHOLD PRODUCTS — 1.91%
Kimberly-Clark de Mexico SAB de CV Series A	16,496,954	31,256,561

		31,256,561
INDUSTRIAL CONGLOMERATES — 3.99%
Alfa SAB de CV	29,864,451	38,374,798
Grupo Carso SAB de CV Series A1	6,292,733	26,832,501

		65,207,299
INSURANCE — 0.35%
Qualitas Controladora SAB de CV	3,600,100	5,670,413

		5,670,413
MACHINERY — 0.20%
Grupo Rotoplas SAB de CVb	2,774,100	3,277,400

		3,277,400
MEDIA — 5.24%
Grupo Televisa SAB	16,015,947	81,967,298
TV Azteca SAB de CV CPO[b]	22,982,739	3,690,067

		85,657,365
METALS & MINING — 9.97%
Grupo Mexico SAB de CV Series B	35,541,286	108,333,569
Industrias CH SAB de CV Series Ba	1,927,383	12,363,826
Industrias Penoles SAB de CV	1,495,833	35,712,496
Minera Frisco SAB de CV Series A1[a,b]	9,657,103	6,767,254

		163,177,145
MULTILINE RETAIL — 1.07%
El Puerto de Liverpool SAB de CV Series C1[b]	2,126,085	14,920,958
Grupo Famsa SAB de CV Series Aa,b	6,991,087	2,542,182

		17,463,140

Security	Shares	Value
PHARMACEUTICALS — 0.71%
Genomma Lab Internacional SAB de CV Series Ba	10,005,093	$11,555,069

		11,555,069
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.79%
Corp Inmobiliaria Vesta SAB de CVb	6,822,149	8,394,286
Grupo GICSA SA de CVa,b	8,194,266	4,528,974

		12,923,260
TRANSPORTATION INFRASTRUCTURE — 7.25%
Grupo Aeroportuario del Centro Norte SAB de CV	2,590,892	12,514,659
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,824,149	33,247,731
Grupo Aeroportuario del Sureste SAB de CV Series B	2,221,125	35,289,810
OHL Mexico SAB de CV	9,693,700	10,196,622
Promotora y Operadora de Infraestructura SAB de CV	2,904,590	27,313,047

		118,561,869
WIRELESS TELECOMMUNICATION SERVICES — 12.34%
America Movil SAB de CV	316,518,418	201,853,664

		201,853,664

TOTAL COMMON STOCKS
(Cost: $2,129,006,881)		1,633,968,165

SHORT-TERM INVESTMENTS — 1.69%

MONEY MARKET FUNDS — 1.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	27,544,627	27,555,645
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	33,632	33,632

		27,589,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,580,437)		27,589,277

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 101.56%
(Cost: $2,156,587,318)[g]	$1,661,557,442
Other Assets, Less Liabilities — (1.56)%	(25,479,574)

NET ASSETS — 100.00%	$1,636,077,868

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $2,215,433,074. Net unrealized depreciation was $553,875,632, of which $7,866,553 represented gross unrealized appreciation on securities and $561,742,185 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,633,968,165	$—	$—	$1,633,968,165
Money market funds	27,589,277	—	—	27,589,277

Total	$1,661,557,442	$—	$—	$1,661,557,442

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 96.46%

AEROSPACE & DEFENSE — 0.92%
Hanwha Techwin Co. Ltd.[a]	243,321	$9,446,643
Korea Aerospace Industries Ltd. Class Aa	382,417	19,716,924

		29,163,567
AIR FREIGHT & LOGISTICS — 0.47%
Hyundai Glovis Co. Ltd.	109,514	14,866,592

		14,866,592
AIRLINES — 0.21%
Korean Air Lines Co. Ltd.[a]	257,263	6,575,194

		6,575,194
AUTO COMPONENTS — 3.70%
Hankook Tire Co. Ltd.[a]	411,582	21,766,618
Hanon Systems	1,219,854	9,881,815
Hyundai Mobis Co. Ltd.	346,152	78,062,136
Hyundai Wia Corp.	119,366	7,062,203

		116,772,772
AUTOMOBILES — 4.73%
Hyundai Motor Co.	777,753	102,829,161
Kia Motors Corp.	1,367,687	46,264,893

		149,094,054
BANKS — 8.85%
BNK Financial Group Inc.	1,583,988	12,159,200
DGB Financial Group Inc.	1,076,849	9,904,249
Hana Financial Group Inc.	1,533,463	47,804,175
Industrial Bank of Korea[a]	1,452,533	15,864,499
KB Financial Group Inc.	2,024,327	83,962,800
Shinhan Financial Group Co. Ltd.	2,167,515	89,518,418
Woori Bank[a]	1,694,424	19,929,993

		279,143,334
BEVERAGES — 0.20%
Lotte Chilsung Beverage Co. Ltd.[a]	4,811	6,416,085

		6,416,085
BIOTECHNOLOGY — 1.19%
Celltrion Inc.[a,b]	418,391	37,556,212

		37,556,212
BUILDING PRODUCTS — 0.35%
KCC Corp.	36,339	11,135,497

		11,135,497

Security	Shares	Value
CAPITAL MARKETS — 1.51%
Korea Investment Holdings Co. Ltd.[a]	247,984	$10,395,261
Mirae Asset Daewoo Co. Ltd.[a]	2,213,245	17,478,910
NH Investment & Securities Co. Ltd.[a]	914,653	9,383,131
Samsung Securities Co. Ltd.	353,390	10,360,273

		47,617,575
CHEMICALS — 4.16%
Hanwha Chemical Corp.	628,461	14,089,309
Hyosung Corp.	123,768	14,393,537
Kumho Petrochemical Co. Ltd.[b]	123,747	8,393,893
LG Chem Ltd.	235,636	58,974,122
Lotte Chemical Corp.[a]	83,036	26,766,856
OCI Co. Ltd.[b]	109,946	8,663,443

		131,281,160
COMMERCIAL SERVICES & SUPPLIES — 0.58%
KEPCO Plant Service & Engineering Co. Ltd.[a,b]	157,050	8,458,408
S-1 Corp.	123,315	9,924,090

		18,382,498
CONSTRUCTION & ENGINEERING — 1.82%
Daelim Industrial Co. Ltd.[a]	169,387	12,523,328
Daewoo Engineering & Construction Co. Ltd.[a,b]	1,038,360	5,629,137
GS Engineering & Construction Corp.[a,b]	331,717	8,742,133
Hyundai Development Co. Engineering & Construction	340,952	13,206,896
Hyundai Engineering & Construction Co. Ltd.	412,330	17,430,355

		57,531,849
CONSUMER FINANCE — 0.28%
Samsung Card Co. Ltd.	232,076	8,691,946

		8,691,946
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.61%
KT Corp.	205,716	5,539,732
LG Uplus Corp.	1,213,444	13,736,090

		19,275,822
ELECTRIC UTILITIES — 1.62%
Korea Electric Power Corp.[a]	1,326,670	51,154,377

		51,154,377

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2017

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.23%
Doosan Heavy Industries & Construction Co. Ltd.	331,839	$7,204,641

		7,204,641
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.85%
LG Display Co. Ltd.	1,239,303	30,030,424
LG Innotek Co. Ltd.	92,003	9,763,750
Samsung Electro-Mechanics Co. Ltd.	320,227	16,567,127
Samsung SDI Co. Ltd.	292,638	33,385,189

		89,746,490
FOOD & STAPLES RETAILING — 1.46%
BGF retail Co. Ltd.[b]	124,463	11,227,262
Dongsuh Cos. Inc.	274,531	6,191,059
E-MART Inc.	108,976	20,045,994
GS Retail Co. Ltd.	184,297	8,573,091

		46,037,406
FOOD PRODUCTS — 1.33%
CJ CheilJedang Corp.	46,313	14,929,107
Lotte Confectionery Co. Ltd.[a]	41,000	7,088,658
Orion Corp./Republic of Korea	21,681	13,690,236
Ottogi Corp.	9,581	6,337,907

		42,045,908
GAS UTILITIES — 0.26%
Korea Gas Corp.[a]	191,224	8,278,059

		8,278,059
HOTELS, RESTAURANTS & LEISURE — 0.65%
Kangwon Land Inc.[a]	656,212	20,514,786

		20,514,786
HOUSEHOLD DURABLES — 2.09%
Coway Co. Ltd.	292,895	23,182,934
Hanssem Co. Ltd.	64,295	12,623,029
LG Electronics Inc.	566,340	29,951,034

		65,756,997
INDUSTRIAL CONGLOMERATES — 4.43%
CJ Corp.	87,035	13,277,504
Hanwha Corp.	295,230	9,503,756
LG Corp.	509,348	28,288,352
Samsung C&T Corp.	395,318	43,001,649
SK Holdings Co. Ltd.	237,612	45,809,786

		139,881,047

Security	Shares	Value
INSURANCE — 3.56%
Dongbu Insurance Co. Ltd.	287,511	$15,535,637
Hanwha Life Insurance Co. Ltd.[a]	1,480,889	8,525,835
Hyundai Marine & Fire Insurance Co. Ltd.	391,232	11,210,185
Samsung Fire & Marine Insurance Co. Ltd.	174,283	39,303,263
Samsung Life Insurance Co. Ltd.	399,898	37,841,332

		112,416,252
INTERNET SOFTWARE & SERVICES — 3.51%
Kakao Corp.[a,b]	179,464	13,554,036
NAVER Corp.	141,683	97,232,817

		110,786,853
IT SERVICES — 0.70%
Samsung SDS Co. Ltd.	191,871	22,059,014

		22,059,014
LIFE SCIENCES TOOLS & SERVICES — 0.45%
Samsung Biologics Co. Ltd.[a,b]	97,537	14,189,552

		14,189,552
MACHINERY — 1.50%
Hyundai Heavy Industries Co. Ltd.[a]	222,868	32,422,539
Samsung Heavy Industries Co. Ltd.[a]	1,494,390	14,801,829

		47,224,368
MEDIA — 0.53%
Cheil Worldwide Inc.	475,984	7,976,915
CJ E&M Corp.	126,457	8,734,284

		16,711,199
METALS & MINING — 4.32%
Hyundai Steel Co.	435,694	24,082,136
Korea Zinc Co. Ltd.[a]	48,020	17,687,667
POSCO	377,228	94,578,057

		136,347,860
MULTILINE RETAIL — 0.99%
Hyundai Department Store Co. Ltd.	101,730	8,942,704
Lotte Shopping Co. Ltd.[b]	65,495	13,379,920
Shinsegae Inc.	50,327	8,879,272

		31,201,896
OIL, GAS & CONSUMABLE FUELS — 2.54%
GS Holdings Corp.	300,564	14,752,423
S-Oil Corp.[b]	252,796	19,316,006

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2017

Security	Shares	Value
SK Innovation Co. Ltd.	336,099	$45,922,879

		79,991,308
PERSONAL PRODUCTS — 3.21%
AmorePacific Corp.	167,548	44,600,440
AmorePacific Group	159,097	18,291,055
LG Household & Health Care Ltd.	49,339	38,310,539

		101,202,034
PHARMACEUTICALS — 0.85%
Hanmi Pharm Co. Ltd.[a,b]	36,232	10,285,626
Hanmi Science Co. Ltd.[a,b]	104,680	6,072,967
Yuhan Corp.	52,974	10,494,076

		26,852,669
ROAD & RAIL — 0.24%
CJ Korea Express Corp.[a]	49,263	7,515,249

		7,515,249
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.86%
SK Hynix Inc.	2,948,203	121,760,849

		121,760,849
SOFTWARE — 0.73%
NCsoft Corp.	95,181	23,063,979

		23,063,979
SPECIALTY RETAIL — 0.31%
Hotel Shilla Co. Ltd.[b]	218,750	9,885,585

		9,885,585
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.78%
Samsung Electronics Co. Ltd.	404,148	686,953,311

		686,953,311
TOBACCO — 1.73%
KT&G Corp.	601,145	54,492,472

		54,492,472
TRADING COMPANIES & DISTRIBUTORS — 0.43%
Posco Daewoo Corp.	329,504	7,153,945
SK Networks Co. Ltd.	967,941	6,343,084

		13,497,029
WIRELESS TELECOMMUNICATION SERVICES — 0.72%
SK Telecom Co. Ltd.	110,936	22,712,079

		22,712,079

TOTAL COMMON STOCKS
(Cost: $1,408,393,682)		3,042,987,426

Security	Shares	Value
PREFERRED STOCKS — 1.88%

AUTOMOBILES — 0.98%
Hyundai Motor Co.	138,009	$11,948,778
Hyundai Motor Co. Series 2	211,298	19,060,266

		31,009,044
CHEMICALS — 0.27%
LG Chem Ltd.	52,899	8,303,845

		8,303,845
PERSONAL PRODUCTS — 0.53%
AmorePacific Corp.	60,942	9,027,447
LG Household & Health Care Ltd.	15,368	7,719,676

		16,747,123
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.10%
Samsung Electronics Co. Ltd.	2,410	3,188,468

		3,188,468

TOTAL PREFERRED STOCKS
(Cost: $34,998,533)		59,248,480

RIGHTS — 0.02%

AIRLINES — 0.01%
Korean Air Lines Co. Ltd.[a]	57,958	415,176

		415,176
CAPITAL MARKETS — 0.01%
Samsung Securities Co. Ltd.[a]	45,125	273,364

		273,364

TOTAL RIGHTS
(Cost: $0)		688,540

SHORT-TERM INVESTMENTS — 2.62%

MONEY MARKET FUNDS — 2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	78,957,872	78,989,455
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	3,636,925	3,636,925

		82,626,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,598,643)		82,626,380

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.98%
(Cost: $1,525,990,858)[f]	$3,185,550,826
Other Assets, Less Liabilities — (0.98)%	(30,811,825)

NET ASSETS — 100.00%	$3,154,739,001

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $2,120,911,447. Net unrealized appreciation was $1,064,639,379, of which $1,730,643,561 represented gross unrealized appreciation on securities and $666,004,182 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,042,987,426	$—	$—	$3,042,987,426
Preferred stocks	59,248,480	—	—	59,248,480
Rights	—	688,540	—	688,540
Money market funds	82,626,380	—	—	82,626,380

Total	$3,184,862,286	$688,540	$—	$3,185,550,826

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,616,563,943	$2,099,007,519	$3,900,998,631
Affiliated (Note 2)	98,567,783	2,116,311	14,227,080

Total cost of investments	$2,715,131,726	$2,101,123,830	$3,915,225,711

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,942,598,209	$1,937,408,562	$3,478,146,078
Affiliated (Note 2)	98,599,669	2,117,080	14,231,512

Total fair value of investments	3,041,197,878	1,939,525,642	3,492,377,590
Foreign currency, at value[b]	2,527,698	5,525,872	11,893,313
Foreign currency pledged to broker, at value[b]	—	673,508	475,052
Receivables:
Investment securities sold	589,147	1,846,939	56,730,737
Dividends and interest	6,256,272	12,269,906	3,650,320
Capital shares sold	—	—	139,834
Futures variation margin	—	—	106,849
Tax reclaims	1,183,129	—	—

Total Assets	3,051,754,124	1,959,841,867	3,565,373,695

LIABILITIES
Payables:
Investment securities purchased	—	1,823,797	61,364,500
Collateral for securities on loan (Note 1)	97,056,094	1,923,356	13,048,816
Futures variation margin	—	30,429	—
Securities related to in-kind transactions (Note 4)	589,147	—	—
Investment advisory fees (Note 2)	476,645	732,893	1,360,157

Total Liabilities	98,121,886	4,510,475	75,773,473

NET ASSETS	$2,953,632,238	$1,955,331,392	$3,489,600,222

Net assets consist of:
Paid-in capital	$2,660,095,556	$2,355,505,695	$4,342,945,552
Undistributed (distributions in excess of) net investment income	1,681,649	(2,582,075)	(1,378,206)
Accumulated net realized loss	(34,245,853)	(236,183,378)	(429,059,174)
Net unrealized appreciation (depreciation)	326,100,886	(161,408,850)	(422,907,950)

NET ASSETS	$2,953,632,238	$1,955,331,392	$3,489,600,222

Shares outstanding[c]	38,600,000	88,800,000	130,700,000

Net asset value per share	$76.52	$22.02	$26.70

[a]	Securities on loan with values of $92,407,172, $1,834,314 and $10,574,392, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: if any: $2,530,660, $6,054,341 and $12,501,677, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 627.8 million and 340.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Japan ETF	iShares MSCI Mexico Capped ETF	iShares MSCI South Korea Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$16,773,622,427	$2,129,006,881	$1,443,392,215
Affiliated (Note 2)	47,967,068	27,580,437	82,598,643

Total cost of investments	$16,821,589,495	$2,156,587,318	$1,525,990,858

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$16,268,579,294	$1,633,968,165	$3,102,924,446
Affiliated (Note 2)	47,978,586	27,589,277	82,626,380

Total fair value of investments	16,316,557,880	1,661,557,442	3,185,550,826
Foreign currency, at value[b]	21,916,772	2,484,891	—
Foreign currency pledged to broker, at value[b]	282,883	—	—
Receivables:
Investment securities sold	71,585,110	7,361,919	70,976,567
Dividends and interest	24,994,012	909,337	44,225,864
Futures variation margin	708,264	—	—

Total Assets	16,436,044,921	1,672,313,589	3,300,753,257

LIABILITIES
Payables:
Investment securities purchased	55,795,060	7,565,521	65,589,245
Collateral for securities on loan (Note 1)	47,631,107	27,547,062	78,945,862
Capital shares redeemed	494,595	447,406	—
Foreign taxes (Note 1)	—	—	5,351
Investment advisory fees (Note 2)	6,161,675	675,732	1,473,798

Total Liabilities	110,082,437	36,235,721	146,014,256

NET ASSETS	$16,325,962,484	$1,636,077,868	$3,154,739,001

Net assets consist of:
Paid-in capital	$18,022,602,278	$2,454,026,835	$2,756,392,190
Distributions in excess of net investment income	(35,743,903)	(4,314,664)	(112,779,827)
Accumulated net realized loss	(1,157,881,816)	(318,458,462)	(1,151,329,430)
Net unrealized appreciation (depreciation)	(503,014,075)	(495,175,841)	1,662,456,068

NET ASSETS	$16,325,962,484	$1,636,077,868	$3,154,739,001

Shares outstanding[c]	317,250,000 [d]	35,300,000	53,350,000

Net asset value per share	$51.46 [d]	$46.35	$59.13

[a]	Securities on loan with values of $43,318,331, $25,050,864 and $75,322,129, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: if any: $21,846,004, $2,417,608 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 2.5246 billion, 255 million and 200 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$34,523,295	$36,045,160	$38,062,760
Dividends — affiliated (Note 2)	10,013	2,607	2,937
Interest — unaffiliated	—	660	—
Securities lending income — affiliated — net (Note 2)	624,703	7,719	44,289

	35,158,011	36,056,146	38,109,986
Less: Other foreign taxes (Note 1)	(39,750)	—	—

Total investment income	35,118,261	36,056,146	38,109,986

EXPENSES
Investment advisory fees (Note 2)	5,119,954	4,341,917	8,124,127

Total expenses	5,119,954	4,341,917	8,124,127
Less investment advisory fees waived (Note 2)	(1,945,435)	—	—

Net expenses	3,174,519	4,341,917	8,124,127

Net investment income	31,943,742	31,714,229	29,985,859

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(37,399,104)	(10,242,541)	(81,258,967)
Investments — affiliated (Note 2)	6,796	79	(23)
In-kind redemptions — unaffiliated	87,764,158	40,457,417	144,175,261
Futures contracts	—	1,386,147	1,032,230
Foreign currency transactions	(711,982)	(695,181)	(66,091)
Realized gain distributions from affiliated funds	242	53	288

Net realized gain	49,660,110	30,905,974	63,882,698

Net change in unrealized appreciation/depreciation on:
Investments	(13,362,402)	132,949,281	118,835,032
Futures contracts	—	(186,691)	(258,756)
Translation of assets and liabilities in foreign currencies	102,701	527,432	(26,281)

Net change in unrealized appreciation/depreciation	(13,259,701)	133,290,022	118,549,995

Net realized and unrealized gain	36,400,409	164,195,996	182,432,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,344,151	$195,910,225	$212,418,552

[a]	Net of foreign withholding tax of $1,055,349, $287,877 and $6,711,961, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Japan ETF	iShares MSCI Mexico Capped ETF	iShares MSCI South Korea Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$138,653,572	$10,553,107	$40,935,159
Dividends — affiliated (Note 2)	10,360	1,275	9,194
Interest — unaffiliated	—	—	16
Securities lending income — affiliated — net (Note 2)	1,565,289	203,444	2,816,031

	140,229,221	10,757,826	43,760,400
Less: Other foreign taxes (Note 1)	—	—	(3,584)

Total investment income	140,229,221	10,757,826	43,756,816

EXPENSES
Investment advisory fees (Note 2)	36,648,309	3,642,735	9,870,059

Total expenses	36,648,309	3,642,735	9,870,059

Net investment income	103,580,912	7,115,091	33,886,757

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(99,227,123)	(54,651,829)	114,312,399
Investments — affiliated (Note 2)	6,328	(257)	15,856
In-kind redemptions — unaffiliated	171,941,999	7,866,575	—
Futures contracts	16,697,070	—	—
Foreign currency transactions	(16,677,290)	(451,416)	(659,049)
Realized gain distributions from affiliated funds	122	61	57

Net realized gain (loss)	72,741,106	(47,236,866)	113,669,263

Net change in unrealized appreciation/depreciation on:
Investments	768,905,271	(56,627,298)	(19,836,840)
Futures contracts	39,545	—	—
Translation of assets and liabilities in foreign currencies	1,503,895	94,262	3,174,858

Net change in unrealized appreciation/depreciation	770,448,711	(56,533,036)	(16,661,982)

Net realized and unrealized gain (loss)	843,189,817	(103,769,902)	97,007,281

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$946,770,729	$(96,654,811)	$130,894,038

[a]	Net of foreign withholding tax of $15,357,007, $252,456 and $7,836,876, respectively.

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Edge MSCI Min Vol Global ETF		iShares MSCI Australia ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,943,742	$64,576,560	$31,714,229	$62,740,787
Net realized gain (loss)	49,660,110	30,872,741	30,905,974	(22,265,463)
Net change in unrealized appreciation/depreciation	(13,259,701)	252,873,179	133,290,022	137,229,771

Net increase in net assets resulting from operations	68,344,151	348,322,480	195,910,225	177,705,095

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,663,198)	(59,015,735)	(45,973,409)	(59,291,158)

Total distributions to shareholders	(46,663,198)	(59,015,735)	(45,973,409)	(59,291,158)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	90,264,511	1,225,242,572	410,746,412	683,182,993
Cost of shares redeemed	(426,001,571)	(362,492,946)	(274,054,167)	(360,957,779)

Net increase (decrease) in net assets from capital share transactions	(335,737,060)	862,749,626	136,692,245	322,225,214

INCREASE (DECREASE) IN NET ASSETS	(314,056,107)	1,152,056,371	286,629,061	440,639,151

NET ASSETS
Beginning of period	3,267,688,345	2,115,631,974	1,668,702,331	1,228,063,180

End of period	$2,953,632,238	$3,267,688,345	$1,955,331,392	$1,668,702,331

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,681,649	$16,401,105	$(2,582,075)	$11,677,105

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	16,900,000	19,800,000	35,400,000
Shares redeemed	(5,700,000)	(5,100,000)	(13,200,000)	(19,000,000)

Net increase (decrease) in shares outstanding	(4,500,000)	11,800,000	6,600,000	16,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Canada ETF		iShares MSCI Japan ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)[a]	Year ended August 31, 2016[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,985,859	$49,872,015	$103,580,912	$264,486,625
Net realized gain (loss)	63,882,698	(61,752,843)	72,741,106	179,035,668
Net change in unrealized appreciation/depreciation	118,549,995	237,092,373	770,448,711	(335,550,040)

Net increase in net assets resulting from operations	212,418,552	225,211,545	946,770,729	107,972,253

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(36,132,525)	(46,033,306)	(180,825,720)	(261,611,433)

Total distributions to shareholders	(36,132,525)	(46,033,306)	(180,825,720)	(261,611,433)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	820,366,274	1,347,709,468	2,767,591,876	3,254,831,968
Cost of shares redeemed	(604,845,670)	(360,548,208)	(1,222,754,065)	(8,233,815,497)

Net increase (decrease) in net assets from capital share transactions	215,520,604	987,161,260	1,544,837,811	(4,978,983,529)

INCREASE (DECREASE) IN NET ASSETS	391,806,631	1,166,339,499	2,310,782,820	(5,132,622,709)

NET ASSETS
Beginning of period	3,097,793,591	1,931,454,092	14,015,179,664	19,147,802,373

End of period	$3,489,600,222	$3,097,793,591	$16,325,962,484	$14,015,179,664

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,378,206)	$4,768,460	$(35,743,903)	$41,500,905

SHARES ISSUED AND REDEEMED
Shares sold	31,100,000	57,300,000	77,700,000	69,900,000
Shares redeemed	(22,700,000)	(15,400,000)	(46,200,000)	(178,050,000)

Net increase (decrease) in shares outstanding	8,400,000	41,900,000	31,500,000	(108,150,000)

[a]	Share transactions reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Capped ETF		iShares MSCI South Korea Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,115,091	$22,572,568	$33,886,757	$35,496,600
Net realized gain (loss)	(47,236,866)	(105,424,948)	113,669,263	(72,441,943)
Net change in unrealized appreciation/depreciation	(56,533,036)	13,777,983	(16,661,982)	641,389,742

Net increase (decrease) in net assets resulting from operations	(96,654,811)	(69,074,397)	130,894,038	604,444,399

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,086,927)	(31,509,179)	(34,948,193)	(75,311,690)

Total distributions to shareholders	(8,086,927)	(31,509,179)	(34,948,193)	(75,311,690)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,802,686,326	1,471,785,156	5,541,131	456,857,078
Cost of shares redeemed	(1,379,384,730)	(1,260,625,873)	(399,718,163)	(693,973,908)

Net increase (decrease) in net assets from capital share transactions	423,301,596	211,159,283	(394,177,032)	(237,116,830)

INCREASE (DECREASE) IN NET ASSETS	318,559,858	110,575,707	(298,231,187)	292,015,879

NET ASSETS
Beginning of period	1,317,518,010	1,206,942,303	3,452,970,188	3,160,954,309

End of period	$1,636,077,868	$1,317,518,010	$3,154,739,001	$3,452,970,188

Distributions in excess of net investment income included in net assets at end of period	$(4,314,664)	$(3,342,828)	$(112,779,827)	$(111,718,391)

SHARES ISSUED AND REDEEMED
Shares sold	38,600,000	28,200,000	—	8,900,000
Shares redeemed	(29,400,000)	(25,000,000)	(7,350,000)	(13,850,000)

Net increase (decrease) in shares outstanding	9,200,000	3,200,000	(7,350,000)	(4,950,000)

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Global ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$75.82	$67.59	$68.25	$59.99	$55.65	$50.02

Income from investment operations:
Net investment income[b]	0.74	1.79	1.70	1.72	1.68	1.49
Net realized and unrealized gain (loss)[c]	1.04	8.07	(0.89)	8.18	4.20	4.67

Total from investment operations	1.78	9.86	0.81	9.90	5.88	6.16

Less distributions from:
Net investment income	(1.08)	(1.63)	(1.47)	(1.64)	(1.54)	(0.53)

Total distributions	(1.08)	(1.63)	(1.47)	(1.64)	(1.54)	(0.53)

Net asset value, end of period	$76.52	$75.82	$67.59	$68.25	$59.99	$55.65

Total return	2.42%[d]	14.76%	1.15%	16.70%	10.69%	12.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,953,632	$3,267,688	$2,115,632	$1,283,012	$1,007,760	$578,776
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.23%
Ratio of expenses to average net assets prior to waived fees[e]	0.32%	0.32%	0.33%	0.33%	0.34%	0.34%
Ratio of net investment income to average net assets[e]	2.01%	2.49%	2.41%	2.67%	2.83%	3.17%
Portfolio turnover rate[f]	11%[d]	24%	22%	24%	13%	22%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 11%, 23%, 22%, 23%, 13% and 22% respectively. See Note 4.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$20.30	$18.66	$27.15	$23.61	$23.39	$24.18

Income from investment operations:
Net investment income[a]	0.37	0.84	1.23	1.10	1.02	1.04
Net realized and unrealized gain (loss)[b]	1.89	1.59	(8.49)	3.43	0.64	(0.72)

Total from investment operations	2.26	2.43	(7.26)	4.53	1.66	0.32

Less distributions from:
Net investment income	(0.54)	(0.79)	(1.23)	(0.99)	(1.44)	(1.11)

Total distributions	(0.54)	(0.79)	(1.23)	(0.99)	(1.44)	(1.11)

Net asset value, end of period	$22.02	$20.30	$18.66	$27.15	$23.61	$23.39

Total return	11.42%[c]	13.36%	(27.31)%	19.76%	7.06%	1.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,955,331	$1,668,702	$1,228,063	$2,047,113	$1,916,849	$2,493,699
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	3.59%	4.41%	5.37%	4.28%	4.05%	4.61%
Portfolio turnover rate[e]	2%[c]	7%	9%	6%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$25.33	$24.02	$32.93	$27.34	$27.52	$29.89

Income from investment operations:
Net investment income[a]	0.24	0.51	0.54	0.59	0.60	0.53
Net realized and unrealized gain (loss)[b]	1.39	1.29	(8.85)	5.62	(0.10)	(2.33)

Total from investment operations	1.63	1.80	(8.31)	6.21	0.50	(1.80)

Less distributions from:
Net investment income	(0.26)	(0.49)	(0.60)	(0.62)	(0.68)	(0.57)

Total distributions	(0.26)	(0.49)	(0.60)	(0.62)	(0.68)	(0.57)

Net asset value, end of period	$26.70	$25.33	$24.02	$32.93	$27.34	$27.52

Total return	6.46%[c]	7.73%	(25.48)%	23.00%	1.84%	(5.87)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,489,600	$3,097,794	$1,931,454	$3,786,906	$3,428,223	$4,254,544
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	1.81%	2.18%	1.92%	1.97%	2.12%	1.94%
Portfolio turnover rate[e]	3%[c]	4%	5%	6%	7%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six months ended Feb. 28, 2017 (Unaudited)[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]	Year ended Aug. 31, 2012[a]
Net asset value, beginning of period	$49.05	$48.61	$47.32	$43.87	$36.09	$39.19

Income from investment operations:
Net investment income[b]	0.34	0.72	0.60	0.60	0.52	0.72
Net realized and unrealized gain (loss)[c]	2.65	0.44	1.22	3.53	7.85	(3.04)

Total from investment operations	2.99	1.16	1.82	4.13	8.37	(2.32)

Less distributions from:
Net investment income	(0.58)	(0.72)	(0.53)	(0.68)	(0.59)	(0.78)

Total distributions	(0.58)	(0.72)	(0.53)	(0.68)	(0.59)	(0.78)

Net asset value, end of period	$51.46	$49.05	$48.61	$47.32	$43.87	$36.09

Total return	6.17%[d]	2.44%	3.84%	9.39%	23.46%	(5.96)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,325,962	$14,015,180	$19,147,802	$14,729,189	$10,461,942	$4,629,034
Ratio of expenses to average net assets[e]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of net investment income to average net assets[e]	1.39%	1.53%	1.20%	1.31%	1.18%	1.95%
Portfolio turnover rate[f]	2%[d]	4%	2%	2%	4%	3%

[a]	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$50.48	$52.70	$71.51	$61.93	$60.96	$58.39

Income from investment operations:
Net investment income[a]	0.22	0.93	0.68	1.06	0.75	0.73
Net realized and unrealized gain (loss)[b]	(4.15)	(1.82)	(18.56)	9.61	0.85	2.76

Total from investment operations	(3.93)	(0.89)	(17.88)	10.67	1.60	3.49

Less distributions from:
Net investment income	(0.20)	(1.33)	(0.93)	(1.09)	(0.63)	(0.92)

Total distributions	(0.20)	(1.33)	(0.93)	(1.09)	(0.63)	(0.92)

Net asset value, end of period	$46.35	$50.48	$52.70	$71.51	$61.93	$60.96

Total return	(7.76)%[c]	(1.68)%	(25.10)%	17.42%	2.53%	6.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,636,078	$1,317,518	$1,206,942	$3,275,152	$2,217,052	$1,182,700
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of net investment income to average net assets[d]	0.96%	1.82%	1.10%	1.61%	1.09%	1.26%
Portfolio turnover rate[e]	4%[c]	8%	13%	19%	32%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$56.89	$48.15	$66.42	$57.67	$55.97	$56.74

Income from investment operations:
Net investment income[a]	0.59	0.56	0.46	0.25	0.23	0.23
Net realized and unrealized gain (loss)[b]	2.30	9.38	(18.07)	9.40	1.83	(0.63)

Total from investment operations	2.89	9.94	(17.61)	9.65	2.06	(0.40)

Less distributions from:
Net investment income	(0.65)	(1.20)	(0.66)	(0.90)	(0.36)	(0.37)

Total distributions	(0.65)	(1.20)	(0.66)	(0.90)	(0.36)	(0.37)

Net asset value, end of period	$59.13	$56.89	$48.15	$66.42	$57.67	$55.97

Total return	5.19%[c]	20.92%	(26.58)%	16.83%	3.65%	(0.62)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,154,739	$3,452,970	$3,160,954	$4,891,619	$3,376,516	$2,669,551
Ratio of expenses to average net assets[d]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[d]	2.14%	1.09%	0.81%	0.39%	0.40%	0.42%
Portfolio turnover rate[e]	3%[c]	22%	24%	13%	13%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013, and August 31, 2012 were 3%, 10%, 10%, 10%, 11%, and 8%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Min Vol Global	Diversified
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico Capped	Non-diversified
MSCI South Korea Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Edge MSCI Min Vol Global
BNP Paribas New York Branch	$14,832	$14,832	$—
Citigroup Global Markets Inc.	286,191	286,191	—
Credit Suisse Securities (USA) LLC	1,071,817	1,071,817	—
Deutsche Bank AG	1,184,967	1,184,967	—
Deutsche Bank Securities Inc.	460,470	460,470	—
Goldman Sachs & Co.	13,195,944	13,195,944	—
HSBC Bank PLC	197,033	197,033	—
JPMorgan Securities LLC	4,341,592	4,341,592	—
JPMorgan Securities PLC	1,170,475	1,170,475	—
Merrill Lynch, Pierce, Fenner & Smith	10,970,675	10,970,675	—
Morgan Stanley & Co. International PLC	2,701,505	2,701,505	—
Morgan Stanley & Co. LLC	33,698,942	33,698,942	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,520,720	4,520,720	—
Nomura Securities International Inc.	968,494	968,494	—
State Street Bank & Trust Company	14,638,798	14,638,798	—
UBS Securities LLC	2,984,717	2,984,717	—

	$92,407,172	$92,407,172	$—

MSCI Australia
UBS Securities LLC	$1,834,314	$1,834,314	$—

	$1,834,314	$1,834,314	$—

MSCI Canada
Credit Suisse Securities (USA) LLC	$10,099,935	$10,099,935	$—
Goldman Sachs & Co.	449,483	449,483	—
Morgan Stanley & Co. LLC	24,974	24,974	—

	$10,574,392	$10,574,392	$—

MSCI Japan
Barclays Capital Inc.	$3,381,415	$3,381,415	$—
Credit Suisse Securities (USA) LLC	6,971,864	6,971,864	—
Deutsche Bank Securities Inc.	892,881	892,881	—
Goldman Sachs & Co.	10,762,895	10,762,895	—
Merrill Lynch, Pierce, Fenner & Smith	11,160,300	11,160,300	—
Mizuho Securities USA Inc.	24,171	24,171	—
Morgan Stanley & Co. LLC	7,441,345	7,441,345	—
Nomura Securities International Inc.	1,164,052	1,164,052	—
State Street Bank & Trust Company	1,270,867	1,270,867	—
UBS AG	248,541	248,541	—

	$43,318,331	$43,318,331	$—

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Mexico Capped
Barclays Capital Inc.	$3,068,634	$3,068,634	$—
Credit Suisse Securities (USA) LLC	1,463,658	1,463,658	—
Deutsche Bank Securities Inc.	283,957	283,957	—
Goldman Sachs & Co.	11,447,159	11,447,159	—
Merrill Lynch, Pierce, Fenner & Smith	37,272	37,272	—
Morgan Stanley & Co. LLC	8,145,932	8,145,932	—
UBS Securities LLC	604,252	604,252	—

	$25,050,864	$25,050,864	$—

MSCI South Korea Capped
Citigroup Global Markets Inc.	$22,142,947	$22,142,947	$—
Credit Suisse Securities (USA) LLC	12,635,013	12,635,013	—
Deutsche Bank Securities Inc.	1,733,274	1,733,274	—
Goldman Sachs & Co.	20,547,555	20,547,555	—
JPMorgan Securities LLC	711,066	711,066	—
Morgan Stanley & Co. LLC	8,527,998	8,527,998	—
Nomura Securities International Inc.	9,024,276	9,024,276	—

	$75,322,129	$75,322,129	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

For its investment advisory services to the iShares Edge MSCI Min Vol Global ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

In addition, the iShares Edge MSCI Min Vol Global ETF may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive through December 31, 2023 any portion of its investment advisory fee for the Fund necessary to limit total annual operating expenses to 0.20% of average daily net assets.

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

For its investment advisory services to the iShares MSCI South Korea Capped ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $24 billion
0.48	Over $24 billion, up to and including $32 billion
0.45	Over $32 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Min Vol Global	$148,189
MSCI Australia	1,919
MSCI Canada	11,577
MSCI Japan	326,045
MSCI Mexico Capped	45,589
MSCI South Korea Capped	571,159

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Global	$48,606,879	$8,124,822
MSCI Australia	629,956	928,285
MSCI Japan	30,953,563	17,370,808
MSCI South Korea Capped	20,920,024	1,446,917

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Global	$364,528,002	$405,083,274
MSCI Australia	36,652,458	24,410,430
MSCI Canada	111,712,296	104,567,822
MSCI Japan	256,001,966	290,917,708
MSCI Mexico Capped	73,775,572	59,878,259
MSCI South Korea Capped	91,275,228	535,669,386

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Min Vol Global	$80,426,702	$384,032,733
MSCI Australia	383,982,459	272,515,958
MSCI Canada	798,441,993	598,271,153
MSCI Japan	2,679,421,514	1,183,736,980
MSCI Mexico Capped	1,785,384,706	1,374,199,124

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authorized a one-for-four reverse stock split for the iShares MSCI Japan ETF, effective after the close of trading on November 4, 2016. The impact of the stock split was to decrease the number of shares outstanding by a factor of four, while increasing the NAV per share by a factor of four, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 28, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$106,849	$708,264

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

Liabilities
iShares MSCI Australia ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[b]	$30,429

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 28, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$1,386,147	$1,032,230	$16,697,070

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$(186,691)	$(258,756)	$39,545

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2017 :

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Average value of contracts purchased	$17,155,572	$10,107,281	$74,057,580

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Edge MSCI Min Vol Global	$24,755,016	$—	$—	$—	$24,755,016
MSCI Australia	137,537,973	24,006,125	23,348,244	12,127,364	197,019,706
MSCI Canada	272,374,434	27,886,883	68,928,677	14,903,919	384,093,913
MSCI Japan	371,710,340	116,295,478	173,577,101	139,228,194	800,811,113
MSCI Mexico Capped	134,670,245	8,973,988	2,789,471	22,863,665	169,297,369
MSCI South Korea Capped	348,410,462	60,990,953	226,591,665	78,503,704	714,496,784

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Edge MSCI Min Vol Global	$0.978664	$—	$0.099008	$1.077672	91%	—%	9%		100%
MSCI Australia	0.539594	—	—	0.539594	100	—	—		100
MSCI Canada	0.173012	—	0.089770	0.262782	66	—	34		100
MSCI Japan	0.528156	—	0.055341	0.583497	91	—	9		100
MSCI Mexico Capped	0.198445	—	0.000251	0.198696	100	—	0	[a]	100
MSCI South Korea Capped	—	—	0.645396	0.645396	—	—	100		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	65

Notes:

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-815-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca
➢	iShares MSCI BRIC ETF | BKF | NYSE Arca
➢	iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ
➢	iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

Fund Performance Overview

iSHARES® CORE MSCI EMERGING MARKETS ETF

Performance as of February 28, 2017

The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Investable Market Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 5.44%, net of fees, while the total return for the Index was 5.39%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.59%	27.73%	28.49%	28.59%	27.73%	28.49%
Since Inception	0.77%	0.65%	0.75%	3.41%	2.88%	3.33%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,054.40	$0.71	$1,000.00	$1,024.10	$0.70	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Information Technology	22.95%
Financials	22.43
Consumer Discretionary	11.22
Materials	8.14
Industrials	7.03
Consumer Staples	7.02
Energy	6.56
Telecommunication Services	4.98
Real Estate	3.42
Health Care	3.29
Utilities	2.96

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

China	26.34%
South Korea	14.93
Taiwan	13.11
India	9.08
Brazil	7.73
South Africa	6.69
Russia	3.42
Mexico	3.34
Malaysia	2.53
Indonesia	2.46

TOTAL	89.63%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRIC ETF

Performance as of February 28, 2017

The iShares MSCI BRIC ETF (the “Fund”) seeks to track the investment of an index composed of Chinese equities that are available to international investors, and Brazilian, Russian, and Indian equities, as represented by the MSCI BRIC Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 7.00%, net of fees, while the total return for the Index was 7.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	38.45%	38.60%	39.51%	38.45%	38.60%	39.51%
5 Years	(1.80)%	(1.72)%	(1.21)%	(8.69)%	(8.33)%	(5.90)%
Since Inception	(2.92)%	(2.92)%	(2.48)%	(24.09)%	(24.06)%	(20.81)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,070.00	$3.59	$1,000.00	$1,021.30	$3.51	0.70%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	27.08%
Information Technology	21.90
Energy	11.85
Consumer Discretionary	8.55
Consumer Staples	5.72
Materials	5.50
Telecommunication Services	5.47
Industrials	5.03
Utilities	3.22
Health Care	3.14
Real Estate	2.54

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 2/28/17

Country	Percentage of Total Investments*

China	56.80%
India	17.97
Brazil	17.21
Russia	8.02

TOTAL	100.00%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ASIA ETF

Performance as of February 28, 2017

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities, as represented by the MSCI Emerging Markets Asia Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 4.19%, net of fees, while the total return for the Index was 4.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.59%	26.50%	27.29%	26.59%	26.50%	27.29%
5 Years	2.72%	2.88%	3.02%	14.35%	15.23%	16.07%
Since Inception	3.09%	3.09%	3.41%	16.63%	16.64%	18.49%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.90	$2.48	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*
Information Technology	33.43%
Financials	21.69
Consumer Discretionary	9.66
Industrials	6.43
Materials	5.67
Telecommunication Services	5.28
Consumer Staples	5.28
Energy	5.25
Health Care	2.77
Utilities	2.37
Real Estate	2.17

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 2/28/17

Country	Percentage of Total Investments*
China	38.06%
South Korea	20.73
Taiwan	17.39
India	12.08
Indonesia	3.50
Malaysia	3.43
Thailand	3.16
Philippines	1.65

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

Performance as of February 28, 2017

The iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Small Cap Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 4.50%, net of fees, while the total return for the Index was 4.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.59%	21.23%	22.70%	21.59%	21.23%	22.70%
5 Years	1.18%	1.03%	1.66%	6.02%	5.27%	8.58%
Since Inception	0.57%	0.51%	1.29%	3.22%	2.84%	7.37%

The inception date of the Fund was 8/16/11. The first day of secondary market trading was 8/18/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.00	$3.55	$1,000.00	$1,021.30	$3.51	0.70%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*
Consumer Discretionary	17.32%
Information Technology	16.75
Industrials	14.73
Materials	11.51
Real Estate	8.97
Financials	8.75
Health Care	8.54
Consumer Staples	7.10
Utilities	3.78
Energy	1.54
Telecommunication Services	1.01

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*
China	22.40%
Taiwan	18.11
South Korea	16.65
India	12.39
South Africa	5.72
Brazil	4.75
Thailand	3.72
Malaysia	3.12
Mexico	2.73
Indonesia	2.38

TOTAL	91.97%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 95.35%

BRAZIL — 4.53%
AES Tiete Energia SA	991,600	$5,122,151
Aliansce Shopping Centers SA	573,100	2,696,941
Alupar Investimento SA Units	452,724	2,894,465
Ambev SA	22,397,700	128,439,398
Arezzo Industria e Comercio SA	298,000	3,016,400
B2W Cia. Digital[a]	737,551	2,916,065
Banco Bradesco SA	4,068,497	42,672,792
Banco do Brasil SA	4,127,200	43,912,028
Banco Santander Brasil SA Units	2,067,900	22,839,294
BB Seguridade Participacoes SA	3,346,900	30,790,189
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	8,206,800	50,174,650
BR Malls Participacoes SAa	2,700,970	12,953,543
BR Properties SAa	564,600	1,715,034
BRF SA	2,874,500	37,532,044
CCR SA	5,669,900	32,969,621
Centrais Eletricas Brasileiras SAa	1,125,100	7,771,906
CETIP SA – Mercados Organizados	1,056,917	15,916,606
Cia. de Saneamento Basico do Estado de Sao Paulo	1,653,900	17,479,985
Cia. de Saneamento de Minas Gerais-COPASA	332,900	5,520,511
Cia. Siderurgica Nacional SAa	2,916,700	11,231,780
Cielo SA	4,872,730	42,728,407
Cosan SA Industria e Comercio	639,400	8,200,598
CPFL Energia SA	998,233	8,195,073
CVC Brasil Operadora e Agencia de Viagens SA	277,200	2,542,114
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,259,300	5,258,215
Duratex SA	1,578,229	4,281,663
EcoRodovias Infraestrutura e Logistica SA	1,248,200	3,687,225

Security	Shares	Value
EDP – Energias do Brasil SA	1,443,200	$6,369,378
Embraer SA	3,261,000	18,794,513
Engie Brasil Energia SA	741,100	8,809,347
Equatorial Energia SA	968,776	18,534,731
Estacio Participacoes SA	1,350,000	6,504,822
EZ TEC Empreendimentos e Participacoes SA	384,323	2,374,377
Fibria Celulose SA	1,226,900	10,482,482
Fleury SA	381,000	5,305,342
Gafisa SA	2,132,500	1,569,728
Hypermarcas SA	1,664,300	14,492,410
Iguatemi Empresa de Shopping Centers SA	401,300	4,011,710
Iochpe Maxion SA	411,700	1,873,890
Iochpe Maxion SA New	123,509	562,162
JBS SA	3,435,700	12,921,148
JSL SA	492,800	1,395,554
Klabin SA Units	2,670,300	13,304,291
Kroton Educacional SA	6,640,056	29,176,974
Light SA	429,600	3,082,183
Linx SA	607,000	3,233,041
Localiza Rent A Car SA	773,535	9,580,297
Lojas Americanas SA	972,510	4,188,889
Lojas Renner SA	3,022,400	24,822,347
M. Dias Branco SA	177,700	7,893,970
Magnesita Refratarios SAa	285,760	2,296,368
Marfrig Global Foods SAa	1,464,900	2,942,985
Minerva SAa	667,400	2,316,914
MRV Engenharia e Participacoes SA	1,395,100	6,403,738
Multiplan Empreendimentos Imobiliarios SA	380,500	7,863,177
Multiplan Empreendimentos Imobiliarios SA New[a]	18,811	398,472
Multiplus SA	285,700	3,283,116
Natura Cosmeticos SA	846,200	6,968,706
Odontoprev SA	1,391,300	5,344,274
Petroleo Brasileiro SAa	14,214,600	72,923,502
Porto Seguro SA	602,800	5,599,781
Qualicorp SA	1,114,200	7,059,107
Raia Drogasil SA	1,128,900	21,554,696
Rumo Logistica Operadora Multimodal SAa	3,882,400	10,707,487
Sao Martinho SA	838,400	5,120,411
SLC Agricola SA	396,300	2,191,051

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Smiles SA	326,800	$6,483,477
Sonae Sierra Brasil SA	261,000	1,801,244
Sul America SA	922,689	5,759,762
TIM Participacoes SA	3,758,800	11,792,314
TOTVS SA	607,900	4,951,522
Ultrapar Participacoes SA	1,748,000	36,746,770
Vale SA	6,172,500	64,919,383
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	382,500	3,172,131
WEG SA	2,726,660	14,882,252

		1,076,224,924
CHILE — 1.11%
AES Gener SA	13,598,921	5,104,331
Aguas Andinas SA Series A	12,263,044	6,609,348
Banco de Chile	132,705,321	16,073,176
Banco de Credito e Inversiones	204,288	11,024,238
Banco Santander Chile	323,483,042	17,805,036
CAP SA	50,000	571,557
Cencosud SA	6,819,354	20,125,644
Cia. Cervecerias Unidas SA	649,045	7,688,060
Cia. Sud Americana de Vapores SAa	88,166,350	2,961,089
Colbun SA	38,314,825	7,612,955
Empresa Nacional de Telecomunicaciones SAa	689,501	7,666,664
Empresas CMPC SA	5,864,159	13,044,502
Empresas COPEC SA	2,197,296	23,048,796
Enel Americas SA	139,011,885	27,103,135
Enel Chile SA	97,211,805	9,963,728
Enel Generacion Chile SA	15,724,866	10,699,947
Engie Energia Chile SA	2,777,692	4,834,208
Inversiones Aguas Metropolitanas SA	2,433,005	3,563,282
Inversiones La Construccion SA	265,581	3,529,334
Itau CorpBanca	743,241,050	6,012,829
LATAM Airlines Group SAa	1,430,042	14,478,930
Parque Arauco SA	3,272,628	8,237,861
SACI Falabella	2,911,769	23,811,260
SalfaCorp SA	3,835,701	3,107,160
SONDA SA	2,533,737	4,131,962
Vina Concha y Toro SA	2,098,244	3,542,234

		262,351,266

Security	Shares	Value
CHINA — 26.21%
21Vianet Group Inc. ADR[a]	334,379	$2,417,560
361 Degrees International Ltd.	5,256,000	1,983,920
3SBio Inc.[a,b,c]	5,114,000	6,225,779
500.com Ltd. ADR[a,b]	176,796	2,282,436
51job Inc. ADR[a]	144,542	5,196,285
58.com Inc. ADR[a,b]	403,280	14,760,048
AAC Technologies Holdings Inc.	3,557,500	37,465,700
Agile Property Holdings Ltd.	9,246,500	6,098,858
Agricultural Bank of China Ltd. Class H	116,038,000	53,516,099
AGTech Holdings Ltd.[a,b]	16,252,000	3,370,807
Air China Ltd. Class H	8,402,000	6,483,517
Ajisen (China) Holdings Ltd.	5,733,000	2,237,823
Alibaba Group Holding Ltd. ADR[a,b]	5,355,291	551,059,444
Alibaba Health Information Technology Ltd.[a,b]	16,164,000	7,100,753
Alibaba Pictures Group Ltd.[a,b]	61,750,000	10,341,451
Aluminum Corp. of China Ltd. Class Ha,b	20,236,000	10,088,737
Anhui Conch Cement Co. Ltd. Class H	5,884,000	20,504,119
Anhui Expressway Co. Ltd. Class H	2,436,000	1,958,227
ANTA Sports Products Ltd.[b]	4,827,000	14,613,234
APT Satellite Holdings Ltd.	3,691,500	1,959,302
Asia Cement China Holdings Corp.	2,930,000	883,252
AVIC International Holding HK Ltd.[a,b]	33,480,000	2,070,274
AviChina Industry & Technology Co. Ltd. Class H	10,565,000	7,689,872
Baidu Inc.[a]	1,294,050	225,332,927
Bank of China Ltd. Class H	376,975,000	190,856,205
Bank of Communications Co. Ltd. Class H	41,132,000	32,799,835
Baozun Inc. ADR[a,b]	122,887	1,767,115
Beijing Capital International Airport Co. Ltd. Class H	7,738,000	8,293,794
Beijing Capital Land Ltd. Class H	5,314,000	2,293,335

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Beijing Enterprises Holdings Ltd.	2,473,000	$12,934,550
Beijing Enterprises Medical & Health Group Ltd.[a]	42,246,000	2,557,906
Beijing Enterprises Water Group Ltd.[b]	21,266,000	15,204,774
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,505,000	3,381,973
Belle International Holdings Ltd.	30,163,000	20,788,804
BEP International Holdings Ltd.	25,750,000	1,592,281
Biostime International Holdings Ltd.[a,b]	1,029,500	3,415,111
Bitauto Holdings Ltd. ADR[a,b]	152,734	2,911,110
Bosideng International Holdings Ltd.[b]	26,596,000	2,364,104
Brilliance China Automotive Holdings Ltd.	14,718,000	23,131,821
Byd Co. Ltd. Class Hb	3,018,500	17,751,422
BYD Electronic International Co. Ltd.[b]	3,875,000	4,193,264
C C Land Holdings Ltd.	9,995,000	3,051,633
Carnival Group International Holdings Ltd.[a,b]	37,327,000	3,991,190
Central China Securities Co. Ltd. Class H	6,115,000	3,458,296
CGN Power Co. Ltd. Class Hc	47,711,000	14,505,467
Chaowei Power Holdings Ltd.	4,115,000	3,244,311
Cheetah Mobile Inc. ADR[a,b]	153,399	1,535,524
China Aerospace International Holdings Ltd.	21,648,000	2,872,475
China Agri-Industries Holdings Ltd.[a]	11,462,200	5,655,460
China Aircraft Leasing Group Holdings Ltd.[b]	2,058,500	2,553,750
China Animal Healthcare Ltd.[a,b]	1,237,000	48,508
China Aoyuan Property Group Ltd.	12,785,000	3,145,830
China BlueChemical Ltd. Class H	10,938,000	3,790,455
China Cinda Asset Management Co. Ltd. Class H	42,194,000	16,633,104

Security	Shares	Value
China CITIC Bank Corp. Ltd. Class H	41,276,000	$28,341,707
China Coal Energy Co. Ltd. Class Ha	9,937,000	5,261,363
China Communications Construction Co. Ltd. Class H	21,068,000	27,195,197
China Communications Services Corp. Ltd. Class H	12,728,000	8,509,983
China Conch Venture Holdings Ltd.[b]	7,019,500	13,907,969
China Construction Bank Corp. Class H	402,447,000	331,291,838
China Datang Corp. Renewable Power Co. Ltd. Class Ha	17,749,000	1,760,621
China Dongxiang Group Co. Ltd.	21,576,000	4,085,916
China Electronics Corp. Holdings Co. Ltd.[b]	9,206,000	1,897,545
China Everbright Bank Co. Ltd. Class H	14,698,000	7,441,354
China Everbright International Ltd.[b]	12,282,000	15,917,258
China Everbright Ltd.	4,470,000	8,868,076
China Everbright Water Ltd.	5,124,100	1,575,462
China Evergrande Group[b]	19,306,000	14,499,801
China Fiber Optic Network System Group Ltd.[a]	10,394,800	937,379
China First Capital Group Ltd.[a]	2,070,000	904,006
China Foods Ltd.	5,582,000	2,488,096
China Galaxy Securities Co. Ltd. Class H	13,587,500	13,320,649
China Gas Holdings Ltd.[b]	8,278,000	12,285,111
China Huarong Asset Management Co. Ltd. Class Ha,b,c	28,335,000	11,206,314
China Huishan Dairy Holdings Co. Ltd.[b]	22,896,000	8,376,819
China Huiyuan Juice Group Ltd.[a]	5,650,000	2,023,459
China Innovationpay Group Ltd.[a,b]	28,160,000	1,759,445

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
China Jinmao Holdings Group Ltd.	18,582,000	$5,769,135
China Lesso Group Holdings Ltd.	6,369,000	4,783,447
China Life Insurance Co. Ltd. Class H	35,500,000	108,158,507
China Lilang Ltd.	3,876,000	2,721,332
China Logistics Property Holdings Co. Ltd.[a]	926,000	391,279
China Longyuan Power Group Corp. Ltd.	15,087,000	12,944,292
China LotSynergy Holdings Ltd.[a,b]	55,000,000	1,877,629
China Lumena New Materials Corp.[a,b]	2,584,000	26,631
China Maple Leaf Educational Systems Ltd.[b]	3,870,000	2,557,582
China Medical System Holdings Ltd.[b]	6,992,000	11,385,436
China Mengniu Dairy Co. Ltd.	12,997,000	25,617,440
China Merchants Bank Co. Ltd. Class H	18,461,964	49,113,303
China Merchants Land Ltd.[b]	11,000,000	1,657,982
China Merchants Port Holdings Co. Ltd.[b]	5,998,000	16,728,829
China Metal Recycling Holdings Ltd.[a]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	27,783,100	31,711,414
China Mobile Ltd.	29,268,500	322,756,810
China Modern Dairy Holdings Ltd.[a,b]	13,046,000	3,210,051
China National Building Material Co. Ltd. Class H	13,504,000	9,846,458
China National Materials Co. Ltd. Class H	6,924,000	2,381,604
China Ocean Industry Group Ltd.[a,b]	96,490,000	2,635,235
China Oil and Gas Group Ltd.[a,b]	35,108,000	2,849,363
China Oilfield Services Ltd. Class H	8,926,000	8,900,185
China Overseas Grand Oceans Group Ltd.[a]	8,034,000	2,980,750

Security	Shares	Value
China Overseas Land & Investment Ltd.	18,096,000	$55,716,224
China Pacific Insurance Group Co. Ltd. Class H	12,284,800	45,024,774
China Petroleum & Chemical Corp. Class H	121,612,200	94,313,708
China Power International Development Ltd.	15,191,000	5,890,526
China Power New Energy Development Co. Ltd.[b]	3,034,500	1,763,051
China Railway Construction Corp. Ltd. Class H	9,335,000	13,204,375
China Railway Group Ltd. Class H	18,972,000	16,595,261
China Regenerative Medicine International Ltd.[a,b]	78,235,000	2,570,055
China Resources Beer Holdings Co. Ltd.[a]	8,044,000	18,259,091
China Resources Gas Group Ltd.[b]	4,396,000	13,421,690
China Resources Land Ltd.	12,991,777	35,481,797
China Resources Phoenix Healthcare Holdings Co. Ltd.[a,b]	3,072,000	3,803,170
China Resources Power Holdings Co. Ltd.	8,978,000	16,261,706
China SCE Property Holdings Ltd.	11,285,200	4,099,771
China Shanshui Cement Group Ltd.[a,b]	3,521,000	226,797
China Shenhua Energy Co. Ltd. Class H	16,150,500	33,788,832
China Shineway Pharmaceutical Group Ltd.	3,136,000	3,381,448
China Singyes Solar Technologies Holdings Ltd.[b]	4,147,000	1,949,971
China South City Holdings Ltd.	13,694,000	2,857,897
China Southern Airlines Co. Ltd. Class H	8,956,000	5,826,485
China State Construction International Holdings Ltd.[b]	8,780,000	14,364,795
China Suntien Green Energy Corp. Ltd. Class H	12,904,000	2,194,318

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
China Taiping Insurance Holdings Co. Ltd.[a,b]	7,842,908	$18,368,436
China Telecom Corp. Ltd. Class H	63,716,000	29,960,051
China Traditional Chinese Medicine Holdings Co. Ltd.[b]	10,946,000	5,541,779
China Travel International Investment Hong Kong Ltd.[b]	14,346,000	4,250,694
China Unicom Hong Kong Ltd.	28,746,000	34,958,324
China Vanke Co. Ltd. Class H	6,267,187	15,743,760
China Water Affairs Group Ltd.	5,606,000	3,668,749
China Yurun Food Group Ltd.[a,b]	11,323,000	2,027,578
China ZhengTong Auto Services Holdings Ltd.	5,977,000	2,502,464
Chinasoft International Ltd.[a,b]	10,728,000	5,265,564
Chongqing Changan Automobile Co. Ltd. Class B	4,018,467	5,673,775
Chongqing Rural Commercial Bank Co. Ltd. Class H	12,768,000	8,964,386
CIFI Holdings Group Co. Ltd.	17,002,000	5,694,748
CIMC Enric Holdings Ltd.[b]	5,100,000	3,087,943
CITIC Ltd.[b]	20,545,000	29,484,415
CITIC Resources Holdings Ltd.[a,b]	17,700,000	2,599,437
CITIC Securities Co. Ltd. Class H	10,013,500	21,413,871
CNOOC Ltd.	84,451,000	99,873,130
Cogobuy Group[a,b,c]	3,382,000	4,783,845
Colour Life Services Group Co. Ltd.	3,022,000	1,876,475
Comba Telecom Systems Holdings Ltd.[b]	12,559,524	2,362,257
Concord New Energy Group Ltd.[b]	46,080,000	2,433,871
Coolpad Group Ltd.[a]	21,812,000	2,135,553
COSCO SHIPPING International Hong Kong Co. Ltd.[b]	4,706,000	2,170,382

Security	Shares	Value
COSCO SHIPPING Ports Ltd.[b]	7,840,000	$8,736,417
Country Garden Holdings Co. Ltd.[b]	27,819,733	19,926,404
CPMC Holdings Ltd.	3,940,000	2,035,363
Credit China FinTech Holdings Ltd.[a,b]	63,852,000	9,295,101
CRRC Corp. Ltd. Class H	18,801,750	18,044,952
CSPC Pharmaceutical Group Ltd.	20,810,000	25,468,119
CT Environmental Group Ltd.[b]	14,590,000	3,044,889
Ctrip.com International Ltd.[a,b]	1,769,628	83,951,152
Dah Chong Hong Holdings Ltd.[b]	6,022,000	2,366,147
Dawnrays Pharmaceutical Holdings Ltd.[b]	3,868,000	2,212,436
Dazhong Transportation Group Co. Ltd. Class B	4,338,950	3,150,078
Digital China Holdings Ltd.[b]	5,685,000	5,075,337
Dongfeng Motor Group Co. Ltd. Class H	12,500,000	14,831,013
Dongjiang Environmental Co. Ltd. Class Hb	1,346,300	2,265,094
Dongyue Group Ltd.[a]	5,746,000	811,292
Eastern Communications Co. Ltd. Class B	2,150,700	1,526,997
ENN Energy Holdings Ltd.	3,690,000	17,826,202
Fang Holdings Ltd. ADR[a,b]	1,395,548	4,158,733
Fantasia Holdings Group Co. Ltd.	17,461,500	2,451,937
Far East Horizon Ltd.	10,355,000	9,964,876
FDG Electric Vehicles Ltd.[a,b]	74,345,000	3,208,468
First Tractor Co. Ltd. Class H	3,960,000	2,530,335
Fosun International Ltd.[b]	12,293,000	19,320,524
Fu Shou Yuan International Group Ltd.[b]	4,385,000	2,553,343
Fufeng Group Ltd.[b]	6,420,400	4,052,839
Fullshare Holdings Ltd.[b]	34,535,000	13,391,436
Fuyao Glass Industry Group Co. Ltd. Class Hb,c	2,453,200	7,648,029
GCL-Poly Energy Holdings Ltd.[a,b]	65,615,000	8,960,045
Geely Automobile Holdings Ltd.[b]	25,785,000	35,077,791

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
GF Securities Co. Ltd. Class H	6,227,400	$13,718,419
Glorious Property Holdings Ltd.[a,b]	17,958,000	2,058,966
Golden Eagle Retail Group Ltd.[b]	3,673,000	5,460,444
GOME Electrical Appliances Holding Ltd.[b]	60,519,000	8,420,089
Great Wall Motor Co. Ltd. Class H	14,740,500	18,115,978
Greatview Aseptic Packaging Co. Ltd.	7,706,000	3,822,002
Greentown China Holdings Ltd.[a,b]	3,629,000	3,314,625
Guangdong Investment Ltd.	13,872,000	18,907,144
Guangdong Land Holdings Ltd.[a]	6,292,000	1,531,975
Guangzhou Automobile Group Co. Ltd. Class H	10,238,000	17,172,254
Guangzhou R&F Properties Co. Ltd. Class H	4,690,400	6,477,477
Haier Electronics Group Co. Ltd.	6,083,000	11,190,441
Haitian International Holdings Ltd.	3,494,000	7,345,887
Haitong Securities Co. Ltd. Class H	14,401,600	26,382,231
Hanergy Thin Film Power Group Ltd.[a]	8,046	—
Hangzhou Steam Turbine Co. Ltd. Class Ba	1,812,400	1,935,574
Harbin Electric Co. Ltd. Class H	4,776,000	2,338,025
HC International Inc.[a,b]	3,482,000	2,857,389
Hengan International Group Co. Ltd.[b]	3,512,500	30,000,676
Hengdeli Holdings Ltd.[a]	15,810,800	2,546,039
Hi Sun Technology (China) Ltd.[a]	15,012,000	2,398,068
Hisense Kelon Electrical Holdings Co. Ltd. Class H	2,259,000	2,677,351
Hopson Development Holdings Ltd.	3,528,000	3,199,650
Hua Han Health Industry Holdings Ltd. Class Ha,b	22,424,288	1,531,072

Security	Shares	Value
Hua Hong Semiconductor Ltd.[b,c]	2,318,000	$2,771,166
Huabao International Holdings Ltd.[a]	5,369,000	2,884,235
Huadian Fuxin Energy Corp. Ltd. Class H	11,890,000	2,894,975
Huaneng Power International Inc. Class H	19,254,000	13,121,329
Huaneng Renewables Corp. Ltd. Class H	19,944,000	6,782,931
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	986,800	1,793,016
Huatai Securities Co. Ltd. Class Hc	6,866,400	14,011,527
IGG Inc.	5,240,000	3,705,995
iKang Healthcare Group Inc. ADR[a,b]	284,936	4,564,675
IMAX China Holding Inc.[a,b,c]	672,900	3,224,740
Industrial & Commercial Bank of China Ltd. Class H	351,018,000	230,169,807
Inner Mongolia Yitai Coal Co. Ltd. Class B	5,759,716	6,796,465
Intime Retail Group Co. Ltd.[b]	7,756,500	9,642,603
JA Solar Holdings Co. Ltd. ADR[a,b]	331,758	1,691,966
JD.com Inc. ADR[a,b]	3,199,072	97,795,631
Jiangsu Expressway Co. Ltd. Class H	6,188,000	8,163,031
Jiangxi Copper Co. Ltd. Class H	6,205,000	10,455,642
JinkoSolar Holding Co. Ltd.[a,b]	142,350	2,402,868
Ju Teng International Holdings Ltd.	6,268,000	2,373,982
Jumei International Holding Ltd. ADR[a]	419,102	1,701,554
K Wah International Holdings Ltd.	7,439,000	4,149,575
Kama Co. Ltd.[a]	1,709,900	1,785,136
Kingboard Chemical Holdings Ltd.	3,525,700	12,467,773
Kingboard Laminates Holdings Ltd.	5,190,500	5,817,409

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Kingdee International Software Group Co. Ltd.[a,b]	11,180,000	$4,320,801
Kingsoft Corp. Ltd.	3,858,000	8,488,897
Konka Group Co. Ltd. Class Ba	3,931,700	1,438,467
KuangChi Science Ltd.[a,b]	6,824,000	2,839,506
Kunlun Energy Co. Ltd.[b]	15,914,000	13,838,350
KWG Property Holding Ltd.	6,006,500	3,791,567
Lao Feng Xiang Co. Ltd. Class B	1,159,117	4,184,412
Launch Tech Co. Ltd.[a]	1,327,000	1,406,928
Lee & Man Paper Manufacturing Ltd.	8,091,000	7,337,972
Lenovo Group Ltd.[b]	33,822,000	20,304,224
Leyou Technologies Holdings Ltd.[a,b]	14,360,000	3,126,384
Li Ning Co. Ltd.[a]	8,238,000	5,507,954
Lianhua Supermarket Holdings Co. Ltd. Class Ha	3,950,000	1,735,212
Lifetech Scientific Corp.[a,b]	11,900,000	3,035,382
Livzon Pharmaceutical Group Inc. Class H	564,770	3,423,201
Longfor Properties Co. Ltd.	7,119,000	11,390,473
Lonking Holdings Ltd.[b]	14,500,000	3,922,731
Luthai Textile Co. Ltd. Class B	1,982,692	2,375,414
Luye Pharma Group Ltd.	7,085,500	4,636,982
MIE Holdings Corp.[a]	11,682,000	1,083,555
Minth Group Ltd.[b]	3,472,000	11,047,852
MMG Ltd.[a,b]	13,767,999	5,427,420
NetDragon Websoft Holdings Ltd.[b]	1,027,000	2,910,679
Netease Inc.	380,994	116,226,030
New China Life Insurance Co. Ltd. Class H	3,882,900	19,133,254
New Oriental Education & Technology Group Inc. ADR[a]	644,678	31,208,862
New World Department Store China Ltd.[a]	12,416,000	1,919,394
Nexteer Automotive Group Ltd.	4,676,000	6,035,919
Nine Dragons Paper (Holdings) Ltd.	8,154,000	10,346,849
Noah Holdings Ltd. ADR[a,b]	162,620	4,259,018

Security	Shares	Value
North Mining Shares Co. Ltd.[a]	83,360,000	$1,804,131
NQ Mobile Inc. ADR[a,b]	559,809	2,155,265
Parkson Retail Group Ltd.[b]	16,603,000	2,267,220
PAX Global Technology Ltd.[b]	4,687,000	3,308,847
People’s Insurance Co. Group of China Ltd. (The) Class H	32,386,000	13,309,115
PetroChina Co. Ltd. Class H	100,556,000	76,559,071
Phoenix Satellite Television Holdings Ltd.[b]	15,348,000	2,530,830
PICC Property & Casualty Co. Ltd. Class H	21,387,360	32,677,066
Ping An Insurance Group Co. of China Ltd. Class H	24,832,500	132,440,853
Poly Property Group Co. Ltd.[a,b]	10,701,000	4,494,104
Pou Sheng International Holdings Ltd.	12,931,000	3,148,438
Qunar Cayman Islands Ltd. ADR[a,b]	186,095	5,659,149
Renhe Commercial Holdings Co. Ltd.[a,b]	92,206,000	2,613,263
Renren Inc. ADR[a]	151,705	1,237,910
Road King Infrastructure Ltd.	3,278,000	3,302,303
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	11,595,000	2,061,347
Seaspan Corp.	256,016	2,007,165
Semiconductor Manufacturing International Corp.[a,b]	13,806,700	17,964,389
Shandong Airlines Co. Ltd. Class B	1,076,700	2,452,326
Shandong Chenming Paper Holdings Ltd. Class H	2,457,000	3,196,890
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	1,028,000	1,692,486
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	9,444,000	5,681,644
Shang Gong Group Co. Ltd. Class Ba	2,326,600	2,589,506
Shanghai Baosight Software Co. Ltd. Class B	1,483,200	2,343,456

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	2,865,000	$2,228,970
Shanghai Electric Group Co. Ltd. Class Ha	13,654,000	7,071,103
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,070,000	7,120,046
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	3,431,700	2,182,561
Shanghai Haixin Group Co. Class B	2,700,200	2,152,059
Shanghai Industrial Holdings Ltd.	2,485,000	6,930,834
Shanghai Industrial Urban Development Group Ltd.	12,922,000	3,395,948
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	7,108,000	2,023,676
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,110,000	1,650,570
Shanghai Jinjiang International Travel Co. Ltd. Class B	535,000	1,807,765
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	1,516,895	1,516,895
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	4,429,099	6,532,921
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	3,427,200	8,830,202
Shanghai Potevio Co. Ltd. Class Ba	864,400	913,671
Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,450,300	1,580,827
Shenzhen Expressway Co. Ltd. Class H	4,020,000	3,713,183
Shenzhen International Holdings Ltd.	5,011,750	7,179,519
Shenzhen Investment Ltd.	14,992,000	6,431,392
Shenzhou International Group Holdings Ltd.[b]	2,782,000	16,629,389

Security	Shares	Value
Shimao Property Holdings Ltd.	5,427,000	$7,788,363
Shougang Concord International Enterprises Co. Ltd.[a]	64,960,000	2,301,335
Shougang Fushan Resources Group Ltd.	13,908,000	3,099,645
Shui On Land Ltd.	18,744,666	4,201,730
Sihuan Pharmaceutical Holdings Group Ltd.	24,078,000	8,219,918
SINA Corp./China[a]	273,116	18,989,755
Sino Biopharmaceutical Ltd.	21,979,000	18,970,724
Sino Oil And Gas Holdings Ltd.[a]	69,645,000	1,785,436
Sino-Ocean Group Holding Ltd.	14,764,000	7,341,631
Sinofert Holdings Ltd.[b]	17,008,000	2,716,915
Sinolink Worldwide Holdings Ltd.[a]	16,732,000	1,832,179
Sinopec Engineering Group Co. Ltd. Class H	6,162,500	5,596,896
Sinopec Kantons Holdings Ltd.[b]	6,214,000	3,250,113
Sinopec Shanghai Petrochemical Co. Ltd. Class H	17,341,000	10,499,610
Sinopharm Group Co. Ltd. Class H	5,661,200	26,182,079
Sinosoft Technology Group Ltd.[b]	5,316,600	1,582,148
Sinotrans Ltd. Class H	9,814,000	4,450,306
Sinotrans Shipping Ltd.[a,b]	12,362,500	2,882,611
Skyworth Digital Holdings Ltd.[b]	9,710,000	6,304,504
SMI Holdings Group Ltd.[b]	37,124,000	3,347,757
SOHO China Ltd.[b]	11,285,000	5,844,250
Sohu.com Inc.[a]	156,241	6,223,079
SSY Group Ltd.[b]	13,608,411	4,277,583
Sun Art Retail Group Ltd.	12,073,500	11,634,185
Sunac China Holdings Ltd.[b]	9,273,000	9,640,398
Sunny Optical Technology Group Co. Ltd.[b]	3,460,000	22,264,491
Superb Summit International Group Ltd.[a,b]	6,035,000	54,422
TAL Education Group Class A ADR[a,b]	210,598	18,210,409

CONSOLIDATED SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Tarena International Inc. ADR[b]	251,296	$3,636,253
TCL Multimedia Technology Holdings Ltd.[a,b]	3,890,000	1,839,149
Technovator International Ltd.[b]	5,338,000	2,262,433
Tencent Holdings Ltd.	27,138,600	723,700,662
Tian Ge Interactive Holdings Ltd.[b,c]	2,884,000	1,593,873
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	2,742,000	1,564,849
Tianjin Development Holdings Ltd.	5,548,000	2,916,069
Tianjin Port Development Holdings Ltd.	16,954,000	2,861,177
Tianneng Power International Ltd.	3,936,000	3,483,478
Tibet Water Resources Ltd.	9,992,000	4,119,112
Tingyi Cayman Islands Holding Corp.[b]	9,656,000	10,822,253
Tong Ren Tang Technologies Co. Ltd. Class H	3,263,000	5,985,883
Tongda Group Holdings Ltd.[b]	18,030,000	6,062,300
Towngas China Co. Ltd.[b]	5,871,000	3,221,980
TravelSky Technology Ltd. Class H	4,606,000	10,051,677
Tsingtao Brewery Co. Ltd. Class H	1,784,000	8,204,729
Tuniu Corp. ADR[a,b]	214,452	1,786,385
United Photovoltaics Group Ltd.[a,b]	27,858,000	2,440,394
Vinda International Holdings Ltd.	1,425,000	2,790,356
Vipshop Holdings Ltd. ADR[a]	1,934,324	25,165,555
Viva China Holdings Ltd.[a]	16,872,000	1,847,509
Want Want China Holdings Ltd.[b]	27,398,000	17,647,779
Wasion Group Holdings Ltd.	3,050,000	1,642,394
Weibo Corp. ADR[a,b]	156,515	7,907,138
Weichai Power Co. Ltd. Class H	5,016,000	8,826,925
Weiqiao Textile Co. Class H	2,706,000	1,917,307
Welling Holding Ltd.[b]	11,554,000	2,530,361
West China Cement Ltd.[a]	15,798,000	2,075,886

Security	Shares	Value
Wisdom Sports Group[a,b]	5,698,000	$1,563,519
Xiamen International Port Co. Ltd. Class H	10,206,000	2,156,257
Xingda International Holdings Ltd.	6,660,000	2,960,019
Xinhua Winshare Publishing and Media Co. Ltd. Class H	2,576,000	2,349,526
Xinyi Solar Holdings Ltd.[b]	14,472,000	5,089,702
XTEP International Holdings Ltd.	5,113,000	2,338,327
Yanchang Petroleum International Ltd.[a]	43,720,000	1,182,771
Yanzhou Coal Mining Co. Ltd. Class H	9,210,000	7,403,642
Yingde Gases Group Co. Ltd.[b]	6,199,000	4,256,474
YuanShengTai Dairy Farm Ltd.[a]	31,090,000	2,483,211
Yuexiu Property Co. Ltd.	36,320,880	5,895,601
Yuexiu REIT	7,973,000	4,745,314
Yuexiu Transport Infrastructure Ltd.[b]	5,508,000	3,831,677
Yum China Holdings Inc.[a]	1,784,809	47,458,071
Yuzhou Properties Co. Ltd.	12,155,400	4,227,992
YY Inc. ADR[a]	148,591	6,581,095
Zhaojin Mining Industry Co. Ltd. Class Hb	4,381,500	4,289,805
Zhejiang Expressway Co. Ltd. Class H	6,588,000	7,409,161
Zhonglu Co. Ltd. Class B	626,300	1,290,178
Zhongsheng Group Holdings Ltd.	3,683,500	5,343,185
Zhuzhou CRRC Times Electric Co. Ltd. Class H	2,619,500	14,105,740
Zijin Mining Group Co. Ltd. Class H	26,938,000	10,167,968
ZTE Corp. Class H	3,637,240	5,922,707

		6,221,056,552
COLOMBIA — 0.26%
Almacenes Exito SA	696,966	3,706,213
Cementos Argos SA	2,332,647	9,339,049
Corp. Financiera Colombiana SA	558,399	5,606,251
Ecopetrol SAa	24,577,129	11,101,275

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Grupo Argos SA/Colombia	1,352,131	$9,142,679
Grupo de Inversiones Suramericana SA	1,188,266	14,873,910
Interconexion Electrica SA ESP	1,981,727	7,595,032

		61,364,409
CZECH REPUBLIC — 0.18%
CEZ AS	775,568	13,740,147
Komercni Banka AS	396,192	14,288,910
Moneta Money Bank ASa,c	2,461,997	8,258,729
Pegas Nonwovens SA	80,458	2,641,997
Philip Morris CR AS	5,418	2,833,575

		41,763,358
EGYPT — 0.11%
Commercial International Bank Egypt SAE	2,530,343	11,505,053
Egyptian Financial Group-Hermes Holding Co.[a]	1,450,454	2,044,406
Ezz Steel[a]	791,301	795,308
Global Telecom Holding SAE[a]	6,408,004	2,506,422
Global Telecom Holding SAE GDR[a]	2,571,266	4,833,980
Juhayna Food Industries	1,184,159	526,876
Orascom Telecom Media And Technology Holding SAE[a]	9,784,899	408,736
Palm Hills Developments SAE	4,371,893	838,407
Pioneers Holding For Financial Investments SAE[a]	1,278,569	746,102
Six of October Development & Investment[a]	997,636	762,118
South Valley Cement[a]	1,748,280	504,567
Talaat Moustafa Group	2,977,305	1,496,190

		26,968,165
GREECE — 0.35%
Alpha Bank AEa	6,627,048	12,041,650
Athens Water Supply & Sewage Co. SA	199,144	1,110,955
Eurobank Ergasias SAa	8,991,206	6,019,054
FF Group[a,b]	169,429	3,330,652
Hellenic Exchanges-Athens Stock Exchange SA	428,495	2,094,466

Security	Shares	Value
Hellenic Telecommunications Organization SA	1,229,890	$11,069,282
JUMBO SA	498,438	7,070,696
Metka Industrial-Construction SA	195,458	1,474,625
Motor Oil Hellas Corinth Refineries SA	359,481	5,576,973
Mytilineos Holdings SAa	493,452	3,722,828
National Bank of Greece SAa,b	26,033,298	6,639,115
OPAP SA	1,099,433	9,918,505
Piraeus Bank SAa	31,527,222	6,130,650
Piraeus Port Authority SA	31,580	423,824
Public Power Corp. SAa,b	637,696	1,863,443
Titan Cement Co. SA	227,326	5,432,608

		83,919,326
HUNGARY — 0.26%
Magyar Telekom Telecommunications PLC	2,229,917	3,764,175
MOL Hungarian Oil & Gas PLC	173,941	11,954,457
OTP Bank PLC	1,082,607	31,514,652
Richter Gedeon Nyrt	632,059	14,048,726

		61,282,010
INDIA — 9.03%
ACC Ltd.	294,404	6,228,403
Adani Enterprises Ltd.	1,255,652	1,853,778
Adani Ports & Special Economic Zone Ltd.	4,008,130	18,127,636
Adani Power Ltd.[a]	5,142,983	2,975,463
Adani Transmissions Ltd.[a]	1,837,010	1,701,579
Aditya Birla Nuvo Ltd.	219,937	4,753,359
AIA Engineering Ltd.	237,164	5,264,308
Ajanta Pharma Ltd.	176,279	4,537,710
Amara Raja Batteries Ltd.	223,437	2,874,729
Ambuja Cements Ltd.	3,300,596	11,346,011
Apollo Hospitals Enterprise Ltd.	365,529	7,131,291
Apollo Tyres Ltd.	1,397,696	3,930,046
Arvind Ltd.	733,884	4,180,973
Ashok Leyland Ltd.	6,201,765	8,426,267
Asian Paints Ltd.	1,455,752	22,347,259
Aurobindo Pharma Ltd.	1,377,536	13,982,087
Axis Bank Ltd.	7,986,600	60,648,781
Bajaj Auto Ltd.	419,542	17,329,698

CONSOLIDATED SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Bajaj Finance Ltd.	838,268	$13,923,651
Bajaj Finserv Ltd.	216,474	12,699,754
Balkrishna Industries Ltd.	280,493	5,468,076
Bata India Ltd.	321,076	2,447,336
Bayer CropScience Ltd./India	73,880	4,276,140
Bharat Financial Inclusion Ltd.[a]	212,493	2,687,584
Bharat Forge Ltd.	505,160	7,976,181
Bharat Heavy Electricals Ltd.	2,829,245	6,888,781
Bharat Petroleum Corp. Ltd.	2,524,997	25,358,302
Bharti Airtel Ltd.	4,883,838	26,729,120
Bharti Infratel Ltd.	2,819,149	12,010,763
Biocon Ltd.	312,329	5,254,500
Blue Dart Express Ltd.	44,372	2,850,648
Bosch Ltd.	38,242	12,371,135
Cadila Healthcare Ltd.	1,152,149	7,602,564
Cairn India Ltd.	2,177,931	9,274,008
Canara Bank Ltd.[a]	709,887	3,144,650
Ceat Ltd.	128,763	2,278,387
Century Textiles & Industries Ltd.	215,819	3,084,827
CESC Ltd.	404,530	5,095,524
Cipla Ltd.	1,801,935	15,764,526
Coal India Ltd.	3,516,350	16,965,442
Container Corp. of India Ltd.	217,413	3,962,192
Credit Analysis & Research Ltd.	151,619	3,172,651
CRISIL Ltd.	132,201	3,989,486
Crompton Greaves Consumer Electricals Ltd.[a]	1,909,397	5,434,671
Crompton Greaves Ltd.[a]	2,547,929	2,633,138
Dabur India Ltd.	2,929,429	12,157,885
DCB Bank Ltd.[a]	1,422,188	3,325,322
Dewan Housing Finance Corp. Ltd.	958,955	4,788,397
Dish TV India Ltd.[a]	2,734,106	3,954,529
Divi’s Laboratories Ltd.	464,831	5,286,925
Dr. Reddy’s Laboratories Ltd.	559,627	23,904,959
Eicher Motors Ltd.	66,881	24,188,781
Exide Industries Ltd.	1,486,142	4,718,901
Federal Bank Ltd.	6,819,646	8,928,466
Finolex Cables Ltd.	657,890	4,392,918
GAIL (India) Ltd.	1,582,807	12,262,714
Gateway Distriparks Ltd.	649,638	2,401,622
GE T&D India Ltd.	515,227	2,305,128

Security	Shares	Value
Glenmark Pharmaceuticals Ltd.	738,431	$10,243,266
GMR Infrastructure Ltd.[a]	12,990,686	3,095,860
Godrej Consumer Products Ltd.	628,219	15,525,925
Godrej Industries Ltd.	540,232	4,064,771
Grasim Industries Ltd.	974,815	14,467,624
GRUH Finance Ltd.	763,825	4,274,844
Gujarat Pipavav Port Ltd.	1,014,810	2,325,650
Havells India Ltd.	1,393,760	8,483,461
HCL Technologies Ltd.	2,724,532	34,306,388
Hero Motocorp Ltd.	249,210	11,721,531
Hexaware Technologies Ltd.	706,628	2,374,535
Hindalco Industries Ltd.	5,616,772	15,519,654
Hindustan Petroleum Corp. Ltd.	2,074,077	16,716,963
Hindustan Unilever Ltd.	3,147,694	40,851,908
Housing Development & Infrastructure Ltd.[a]	2,130,471	2,200,123
Housing Development Finance Corp. Ltd.	7,211,515	148,086,349
ICICI Bank Ltd.	5,325,435	22,058,027
Idea Cellular Ltd.	6,192,492	10,752,602
IDFC Bank Ltd.	7,124,261	6,673,781
IFCI Ltd.	3,877,362	1,696,959
India Cements Ltd. (The)	1,203,147	3,067,433
Indiabulls Housing Finance Ltd.	1,481,873	19,352,220
Indian Hotels Co. Ltd. (The)	2,407,866	4,527,465
Infosys Ltd.	8,775,669	133,163,276
IRB Infrastructure Developers Ltd.	1,004,156	3,487,972
ITC Ltd.	16,288,630	64,013,170
Jain Irrigation Systems Ltd.	2,248,869	3,165,059
Jaiprakash Associates Ltd.[a]	9,005,204	2,220,299
Jammu & Kashmir Bank Ltd. (The)	1,793,262	1,983,591
Jindal Steel & Power Ltd.[a]	1,797,976	3,380,700
JSW Steel Ltd.	4,398,529	12,324,946
Jubilant Foodworks Ltd.	219,972	3,332,447
Jubilant Life Sciences Ltd.	359,925	3,883,077
Just Dial Ltd.[a]	291,576	2,389,202
Kajaria Ceramics Ltd.	490,455	4,295,605
Karur Vysya Bank Ltd. (The)	2,285,563	3,432,520
KPIT Technologies Ltd.	1,243,795	2,571,714
L&T Finance Holdings Ltd.	2,741,420	4,784,837

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Larsen & Toubro Ltd.	1,526,646	$33,617,960
LIC Housing Finance Ltd.	1,587,683	13,345,163
Lupin Ltd.	1,093,225	24,153,974
Mahindra & Mahindra Financial Services Ltd.	1,481,255	6,475,062
Mahindra & Mahindra Ltd.	1,807,507	35,548,033
Manappuram Finance Ltd.	2,689,917	3,916,822
Marico Ltd.	2,428,499	10,235,412
Maruti Suzuki India Ltd.	526,501	46,736,520
Max Financial Services Ltd.	378,426	3,196,716
Max India Ltd.[a]	824,798	1,835,803
MindTree Ltd.	562,697	4,000,183
Motherson Sumi Systems Ltd.	2,090,204	10,971,270
Mphasis Ltd.	465,613	4,153,050
NCC Ltd./India	2,207,367	2,772,494
Nestle India Ltd.	121,614	11,400,159
NIIT Technologies Ltd.	330,389	2,061,008
NTPC Ltd.	8,077,232	19,727,362
Oil & Natural Gas Corp. Ltd.	6,096,810	17,686,746
Page Industries Ltd.	32,016	6,867,086
Persistent Systems Ltd.	336,875	3,213,046
PI Industries Ltd.	363,723	4,630,577
Piramal Enterprises Ltd.	403,959	11,169,627
Power Finance Corp. Ltd.	3,287,364	6,700,987
PTC India Ltd.	2,523,830	3,342,095
Rajesh Exports Ltd.	488,910	3,877,938
Rallis India Ltd.	755,142	2,653,007
Ramco Cements Ltd. (The)	507,979	5,068,084
Raymond Ltd.	308,773	2,909,611
Redington India Ltd.	1,989,219	3,178,278
Reliance Capital Ltd.	600,765	4,801,168
Reliance Industries Ltd.	6,249,579	115,968,769
Reliance Infrastructure Ltd.	511,062	4,348,168
Shree Cement Ltd.	47,092	11,371,781
Shriram Transport Finance Co. Ltd.	757,571	10,550,782
Siemens Ltd.	414,665	7,503,824
Sintex Industries Ltd.	2,066,739	2,976,879
Sobha Ltd.	512,115	2,233,637
SRF Ltd.	109,348	2,550,436
State Bank of India	7,520,173	30,342,753
Strides Shasun Ltd.	259,451	4,521,228
Sun Pharma Advanced Research Co. Ltd.[a]	557,084	2,808,434

Security	Shares	Value
Sun Pharmaceuticals Industries Ltd.	4,720,328	$48,039,010
Sun TV Network Ltd.	554,566	5,928,116
Sundaram Finance Ltd.	228,809	4,938,245
Suzlon Energy Ltd.[a]	13,626,061	3,696,588
Tata Communications Ltd.	439,439	4,855,194
Tata Consultancy Services Ltd.	2,262,412	83,629,768
Tata Elxsi Ltd.	75,232	1,695,683
Tata Global Beverages Ltd.	1,979,349	4,095,537
Tata Motors Ltd.	7,599,905	52,028,202
Tata Motors Ltd. Class A	1,804,716	7,465,692
Tata Power Co. Ltd.	5,813,916	7,197,819
Tata Steel Ltd.	1,457,944	10,548,003
Tech Mahindra Ltd.	2,144,973	16,055,449
Thermax Ltd.	230,223	2,966,005
Titan Co. Ltd.	1,676,812	10,987,949
Torrent Power Ltd.	740,005	2,277,066
TTK Prestige Ltd.	33,259	2,730,609
Tube Investments of India Ltd.	522,295	4,875,471
TV18 Broadcast Ltd.[a]	3,412,894	2,148,445
TVS Motor Co. Ltd.	744,389	4,783,057
Ultratech Cement Ltd.	445,193	25,186,372
Union Bank of India	944,114	2,078,731
United Spirits Ltd.[a]	332,141	11,674,437
UPL Ltd.	1,785,512	19,222,981
VA Tech Wabag Ltd.	314,072	2,704,873
Vakrangee Ltd.	674,114	3,204,931
Vedanta Ltd.	5,127,459	19,912,313
Vijaya Bank[a]	2,859,472	3,015,102
Voltas Ltd.	704,519	3,943,986
Welspun India Ltd.	1,545,891	2,065,629
Wipro Ltd.	2,990,482	21,909,098
Wockhardt Ltd.	212,188	2,392,566
Yes Bank Ltd.	1,535,448	33,432,061
Zee Entertainment Enterprises Ltd.	3,020,836	23,066,453

		2,144,589,089
INDONESIA — 2.45%
Ace Hardware Indonesia Tbk PT	48,339,100	2,791,025
Adaro Energy Tbk PT	76,065,200	9,667,855
Adhi Karya Persero Tbk PT	11,389,100	1,819,045
AKR Corporindo Tbk PT	9,842,400	4,686,506

CONSOLIDATED SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Alam Sutera Realty Tbk PTa	62,700,600	$1,748,997
Aneka Tambang Persero Tbk PTa	45,150,643	2,522,288
Arwana Citramulia Tbk PT	33,809,900	1,095,222
Astra International Tbk PT	96,448,600	59,304,028
Bank Bukopin Tbk	35,285,100	1,600,741
Bank Central Asia Tbk PT	60,258,800	69,810,922
Bank Danamon Indonesia Tbk PT	17,675,300	6,560,643
Bank Mandiri Persero Tbk PT	45,312,000	38,394,241
Bank Negara Indonesia Persero Tbk PT	37,238,100	17,451,869
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	16,693,400	2,879,036
Bank Rakyat Indonesia Persero Tbk PT	53,512,500	47,950,988
Bank Tabungan Negara Persero Tbk PT	26,932,476	4,321,798
Bumi Serpong Damai Tbk PT	39,948,000	5,481,767
Charoen Pokphand Indonesia Tbk PT	35,996,800	8,367,582
Ciputra Development Tbk PT	65,572,927	6,736,271
Eagle High Plantations Tbk PTa	56,889,800	1,578,376
Gudang Garam Tbk PT	2,312,600	11,419,069
Hanjaya Mandala Sampoerna Tbk PT	44,670,000	12,962,875
Hanson International Tbk PTa	358,039,300	3,329,100
Indocement Tunggal Prakarsa Tbk PT	7,161,500	8,135,627
Indofood CBP Sukses Makmur Tbk PT	12,261,000	7,653,931
Indofood Sukses Makmur Tbk PT	21,128,600	12,872,666
Jasa Marga Persero Tbk PT	12,443,480	4,460,096
Kalbe Farma Tbk PT	106,047,000	12,166,460
Kawasan Industri Jababeka Tbk PTa	124,163,513	2,867,604
Krakatau Steel Persero Tbk PTa	22,841,414	1,173,243
Link Net Tbk PT	6,871,300	2,504,088
Lippo Cikarang Tbk PTa	5,230,600	1,847,340

Security	Shares	Value
Lippo Karawaci Tbk PT	88,112,000	$4,856,203
Matahari Department Store Tbk PT	11,829,500	12,108,029
Media Nusantara Citra Tbk PT	26,535,900	3,303,059
Mitra Adiperkasa Tbk PTa	5,319,100	2,143,833
Modernland Realty Tbk PTa	62,274,900	1,484,959
Multipolar Tbk PTa	42,549,654	1,129,467
Pakuwon Jati Tbk PT	126,383,200	5,591,338
Panin Financial Tbk PTa	113,565,200	1,771,263
Pembangunan Perumahan Persero Tbk PT	17,886,550	4,667,456
Perusahaan Gas Negara Persero Tbk PT	52,241,700	11,086,084
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	17,965,100	1,986,992
Ramayana Lestari Sentosa Tbk PT	22,059,400	2,166,903
Salim Ivomas Pratama Tbk PT	23,700,900	897,492
Semen Indonesia Persero Tbk PT	13,966,100	10,079,763
Siloam International Hospitals Tbk PTa	1,850,337	1,831,467
Sugih Energy Tbk PTa	82,105,800	523,320
Summarecon Agung Tbk PT	48,653,600	4,998,158
Surya Citra Media Tbk PT	30,029,200	6,642,632
Tambang Batubara Bukit Asam Persero Tbk PT	4,257,900	3,567,939
Telekomunikasi Indonesia Persero Tbk PT	241,181,500	69,627,233
Timah Persero Tbk PT	24,372,152	1,809,270
Tower Bersama Infrastructure Tbk PT	12,311,800	4,616,002
Unilever Indonesia Tbk PT	7,548,000	23,870,493
United Tractors Tbk PT	8,531,300	15,769,087
Waskita Karya Persero Tbk PT	30,092,100	5,596,011
Wijaya Karya Persero Tbk PT	17,916,523	3,358,676

		581,644,428
MALAYSIA — 2.51%
AEON Credit Service M Bhd	850,800	3,008,459
AirAsia Bhd	8,403,200	5,110,054

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Alliance Financial Group Bhd	6,219,800	$5,337,261
AMMB Holdings Bhd	9,246,500	9,642,184
Astro Malaysia Holdings Bhd	8,802,300	5,650,125
Axiata Group Bhd	13,012,000	12,982,694
Berjaya Corp. Bhd[a]	24,406,606	2,061,369
Berjaya Sports Toto Bhd	3,206,773	2,108,959
British American Tobacco Malaysia Bhd	715,000	7,810,248
Bursa Malaysia Bhd[b]	2,885,100	5,705,220
Cahya Mata Sarawak Bhd[b]	3,863,000	3,706,392
Capitaland Malaysia Mall Trust[b]	8,865,400	3,094,903
Carlsberg Brewery Malaysia Bhd	980,400	3,135,514
CIMB Group Holdings Bhd	14,722,200	16,479,580
Dialog Group Bhd	20,217,196	7,649,750
DiGi.Com Bhd[b]	16,703,900	18,961,184
DRB-Hicom Bhd	4,332,500	1,385,619
Eastern & Oriental Bhd[b]	5,903,629	2,486,438
Felda Global Ventures Holdings Bhd	6,720,400	2,845,575
Gamuda Bhd	8,092,300	8,948,917
Genting Bhd	10,527,100	21,931,458
Genting Malaysia Bhd	14,286,900	16,893,294
Genting Plantations Bhd[b]	1,591,200	4,114,184
HAP Seng Consolidated Bhd[b]	3,408,700	6,940,236
Hartalega Holdings Bhd[b]	3,651,500	3,996,912
Hong Leong Bank Bhd	3,772,900	11,539,636
Hong Leong Financial Group Bhd	1,409,200	4,779,854
IHH Healthcare Bhd	15,672,400	21,214,217
IJM Corp. Bhd	13,383,000	10,097,534
Inari Amertron Bhd	8,567,000	3,685,354
IOI Corp. Bhd	10,883,900	11,472,219
IOI Properties Group Bhd	9,072,673	4,311,563
Kossan Rubber Industries[b]	1,832,100	2,595,475
KPJ Healthcare Bhd	3,451,650	3,187,334
Kuala Lumpur Kepong Bhd	1,988,900	10,813,524
Lafarge Malaysia Bhd	2,023,400	3,007,757
Magnum Bhd	4,096,900	2,011,541
Mah Sing Group Bhd	7,778,223	2,592,741
Malayan Banking Bhd	17,088,800	33,099,928
Malaysia Airports Holdings Bhd	3,836,500	5,599,216

Security	Shares	Value
Malaysia Building Society Bhd	8,669,500	$2,206,427
Malaysian Resources Corp. Bhd	5,727,100	1,831,640
Maxis Bhd[b]	9,230,200	13,117,694
MISC Bhd	5,080,600	8,490,552
My EG Services Bhd[b]	12,172,100	4,468,586
OSK Holdings Bhd[b]	3,857,500	1,251,081
Pavilion REIT	7,685,500	2,994,575
Petronas Chemicals Group Bhd	11,707,800	19,117,466
Petronas Dagangan Bhd	1,182,700	6,526,160
Petronas Gas Bhd	3,327,600	15,004,178
POS Malaysia Bhd	2,304,700	2,283,937
PPB Group Bhd	2,363,600	8,804,942
Public Bank Bhd	12,981,460	58,358,095
QL Resources Bhd	4,063,250	4,072,402
RHB Bank Bhd	4,375,966	4,770,197
RHB Bank Bhd New	1,769,000	4
Sapurakencana Petroleum Bhd[a]	21,853,100	9,351,552
Sime Darby Bhd	11,342,100	22,888,562
Sunway Bhd	3,989,000	2,901,908
Sunway Construction Group Bhd	5,462,070	2,152,843
Sunway REIT	9,976,500	3,819,831
Supermax Corp. Bhd[b]	3,167,000	1,433,709
Ta Ann Holdings Bhd	2,604,960	2,276,407
Telekom Malaysia Bhd	5,428,400	7,531,294
Tenaga Nasional Bhd	15,824,200	48,256,682
TIME dotCom Bhd	2,168,900	4,249,872
Top Glove Corp. Bhd[b]	3,940,500	4,464,125
UEM Sunrise Bhd[b]	7,294,100	1,872,809
UOA Development Bhd	4,692,400	2,642,117
WCT Holdings Bhd[b]	6,265,268	2,666,972
Westports Holdings Bhd[b]	5,736,400	5,180,848
YTL Corp. Bhd	18,122,500	6,326,548
YTL Power International Bhd	9,554,835	3,206,465

		596,514,902
MEXICO — 3.33%
Alfa SAB de CV	13,766,000	17,688,839
Alsea SAB de CV	2,785,000	7,891,373
America Movil SAB de CV	157,818,600	100,645,842
Arca Continental SAB de CV	2,186,400	12,304,053
Axtel SAB de CV CPO[a,b]	7,474,700	1,375,844

CONSOLIDATED SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Banregio Grupo Financiero SAB de CV	1,414,900	$7,360,856
Bolsa Mexicana de Valores SAB de CV	2,347,300	3,402,471
Cemex SAB de CV CPO[a]	66,636,560	56,694,946
Coca-Cola Femsa SAB de CV Series L	2,275,400	15,017,395
Concentradora Fibra Hotelera Mexicana SA de CV	3,032,200	2,259,808
Consorcio ARA SAB de CV	6,316,400	1,911,404
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	3,372,600	4,117,751
Corp Inmobiliaria Vesta SAB de CV	3,179,000	3,911,588
El Puerto de Liverpool SAB de CV Series C1	887,470	6,228,304
Fibra Uno Administracion SA de CV	12,195,000	17,725,761
Fomento Economico Mexicano SAB de CV	8,687,600	70,316,861
Genomma Lab Internacional SAB de CV Series Ba,b	4,306,200	4,973,311
Gentera SAB de CV	5,384,800	7,129,367
Gruma SAB de CV Series B	1,071,785	14,202,012
Grupo Aeromexico SAB de CVa,b	2,648,800	5,920,890
Grupo Aeroportuario del Centro Norte SAB de CV	1,083,500	5,233,577
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,728,400	15,026,972
Grupo Aeroportuario del Sureste SAB de CV Series B	1,024,890	16,283,718
Grupo Bimbo SAB de CV	7,968,100	18,899,216
Grupo Carso SAB de CV Series A1	2,982,600	12,717,943
Grupo Comercial Chedraui SA de CVb	1,952,900	3,652,270
Grupo Financiero Banorte SAB de CV	12,039,000	60,126,503
Grupo Financiero Inbursa SAB de CV Series O	11,628,800	16,681,746

Security	Shares	Value
Grupo Financiero Santander Mexico SAB de CV Series B	8,590,600	$12,955,026
Grupo Herdez SAB de CVb	1,577,200	2,949,645
Grupo Lala SAB de CVb	3,378,500	5,581,616
Grupo Mexico SAB de CV Series B	18,460,000	56,268,017
Grupo Televisa SAB	11,747,100	60,119,957
Industrias Bachoco SAB de CV Series B	1,041,600	4,172,079
Industrias CH SAB de CV Series Ba	864,300	5,544,334
Industrias Penoles SAB de CV	669,790	15,991,005
Infraestructura Energetica Nova SAB de CV	2,658,800	11,427,677
Kimberly-Clark de Mexico SAB de CV Series A	7,383,700	13,989,799
La Comer SAB de CVa,b	2,299,400	1,546,907
Macquarie Mexico Real Estate Management SA de CV	3,908,100	4,042,441
Mexichem SAB de CV	5,282,683	12,516,572
PLA Administradora Industrial S. de RL de CV	2,982,000	4,434,350
Promotora y Operadora de Infraestructura SAB de CVb	1,347,070	12,667,050
Qualitas Controladora SAB de CV	1,760,800	2,773,385
Telesites SAB de CVa,b	8,282,795	4,764,334
Wal-Mart de Mexico SAB de CV	24,831,000	48,375,909

		789,820,724
PERU — 0.34%
Cia. de Minas Buenaventura SAA ADR	939,998	11,561,975
Credicorp Ltd.	326,766	53,792,219
Southern Copper Corp.	423,380	15,521,111

		80,875,305
PHILIPPINES — 1.16%
Aboitiz Equity Ventures Inc.	9,585,070	14,020,181
Aboitiz Power Corp.	6,743,800	5,774,836
Alliance Global Group Inc.	9,233,000	2,335,141
Ayala Corp.	1,289,580	20,236,763

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Ayala Land Inc.	34,426,900	$24,201,326
Bank of the Philippine Islands	3,996,605	7,481,447
BDO Unibank Inc.	9,683,166	22,272,342
Cebu Air Inc.	1,443,260	2,644,228
Cosco Capital Inc.	13,520,900	2,401,801
D&L Industries Inc.	14,554,200	3,791,077
DMCI Holdings Inc.	20,320,600	5,131,240
DoubleDragon Properties Corp.[a]	3,419,940	3,677,721
Energy Development Corp.	40,136,700	4,715,852
Filinvest Land Inc.	60,448,000	1,986,243
First Gen Corp.	5,980,300	2,512,881
First Philippine Holdings Corp.	1,022,340	1,488,262
Globe Telecom Inc.	155,585	5,663,833
GT Capital Holdings Inc.	397,000	9,558,359
International Container Terminal Services Inc.	2,455,000	3,715,623
JG Summit Holdings Inc.	13,879,723	21,476,740
Jollibee Foods Corp.	2,092,020	8,407,242
Lopez Holdings Corp.	9,883,300	1,554,875
Manila Water Co. Inc.	6,143,300	3,737,485
Megaworld Corp.	52,001,600	3,769,508
Melco Crown Philippines Resorts Corp.[a]	10,353,600	1,043,298
Metro Pacific Investments Corp.	71,213,700	9,643,596
Metropolitan Bank & Trust Co.	3,501,842	5,648,695
Nickel Asia Corp.	7,703,224	1,043,153
PLDT Inc.	454,680	13,219,811
Rizal Commercial Banking Corp.	1,416,590	1,105,851
Robinsons Land Corp.	8,131,600	3,837,875
Security Bank Corp.	863,040	3,435,661
SM Investments Corp.	1,214,472	16,034,948
SM Prime Holdings Inc.	39,777,196	23,288,849
Universal Robina Corp.	4,134,210	13,172,829
Vista Land & Lifescapes Inc.	23,563,400	2,182,013

		276,211,585
POLAND — 1.22%
Alior Bank SAa,b	422,802	6,812,148
Asseco Poland SA	400,562	5,524,517

Security	Shares	Value
Bank Handlowy w Warszawie SA	177,491	$3,446,788
Bank Millennium SAa	3,120,360	5,241,138
Bank Pekao SA	718,061	24,749,747
Bank Zachodni WBK SA	168,905	14,603,199
Budimex SA	68,352	4,111,709
CCC SA	138,501	7,691,942
CD Projekt SAa	232,476	4,033,626
Ciech SA	159,833	2,948,389
Cyfrowy Polsat SAa	1,057,707	6,033,099
Enea SAa,b	1,212,425	3,186,074
Eurocash SA	376,195	3,076,009
Getin Noble Bank SAa,b	2,237,125	1,112,956
Globe Trade Centre SAa,b	1,323,820	2,673,495
Grupa Azoty SA	217,045	3,706,553
Grupa Lotos SAa	543,880	6,513,942
Jastrzebska Spolka Weglowa SAa	265,260	4,553,455
KGHM Polska Miedz SA	651,064	20,684,733
KRUK SAb	90,474	5,459,167
LPP SAb	6,218	8,669,687
Lubelski Wegiel Bogdanka SAa	87,953	1,729,665
mBank SAa	73,432	7,165,333
Netia SAb	1,813,159	2,009,486
Orange Polska SA	3,064,232	3,569,598
PGE Polska Grupa Energetyczna SA	3,915,335	11,446,064
Polski Koncern Naftowy ORLEN SA	1,556,018	36,099,572
Polskie Gornictwo Naftowe i Gazownictwo SA	9,058,831	13,944,043
Powszechna Kasa Oszczednosci Bank Polski SAa	4,077,031	33,416,723
Powszechny Zaklad Ubezpieczen SA	2,674,316	23,757,208
Synthos SA	2,675,502	3,874,531
Tauron Polska Energia SAa	5,024,008	3,712,001
Warsaw Stock Exchange	262,118	3,070,261

		288,626,858
QATAR — 0.83%
Al Meera Consumer Goods Co. QSC	37,628	1,880,754
Barwa Real Estate Co.	520,210	5,693,201

CONSOLIDATED SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Commercial Bank QSC (The)	917,230	$7,808,893
Doha Bank QSC	270,373	2,884,721
Ezdan Holding Group QSC	3,811,121	15,930,041
Gulf International Services QSC	194,474	1,570,212
Industries Qatar QSC	749,892	24,610,256
Masraf Al Rayan QSC	1,821,434	20,058,909
Mazaya Qatar Real Estate Development QSC[a]	479,072	1,863,003
Medicare Group	82,794	1,819,024
Ooredoo QSC	388,721	11,316,011
Qatar Electricity & Water Co. QSC	137,684	8,507,765
Qatar Gas Transport Co. Ltd.	992,991	6,422,228
Qatar Industrial Manufacturing Co. QSC	145,849	1,962,678
Qatar Insurance Co. SAQ	697,341	13,903,730
Qatar Islamic Bank SAQ	319,609	8,953,002
Qatar National Bank SAQ	1,100,544	45,638,763
Qatar National Cement Co. QSC	95,598	2,475,768
Qatari Investors Group QSC	17,866	294,394
Salam International Investment Ltd. QSC	805,791	2,405,478
United Development Co. QSC	803,771	4,812,141
Vodafone Qatar QSC[a]	1,980,744	5,053,515

		195,864,487
RUSSIA — 3.29%
Aeroflot PJSC[a]	3,495,500	9,950,612
Alrosa PJSC	12,938,600	20,480,789
Gazprom PJSC	38,614,470	87,244,963
Gazprom PJSC ADR	6,251,866	27,886,448
Inter RAO UES PJSC	177,142,000	12,033,030
LSR Group PJSC GDR[d]	1,516,901	5,445,675
Lukoil PJSC	1,469,292	77,630,564
Lukoil PJSC ADR	565,787	29,986,711
M Video OJSC	864,620	5,511,492
Magnit PJSC GDR[d]	1,501,186	54,733,242
Mechel PJSC[a]	560,397	2,729,133
MMC Norilsk Nickel PJSC	285,233	45,277,055
Mobile TeleSystems PJSC ADR	2,571,907	26,413,485
Moscow Exchange MICEX-RTS PJSC	7,979,870	16,949,436

Security	Shares	Value
Novatek PJSC GDR[d]	456,903	$59,168,939
PhosAgro PJSC GDR[d]	679,224	9,373,291
Rosneft Oil Co. PJSC	1,206,660	6,874,108
Rosneft Oil Co. PJSC GDR[d]	3,425,472	19,422,426
Rostelecom PJSC	7,246,590	9,747,066
RusHydro PJSC	685,525,000	11,284,203
Sberbank of Russia PJSC	12,641,030	33,828,390
Sberbank of Russia PJSC ADR	9,011,104	98,311,145
Severstal PJSC	1,198,680	17,138,286
Sistema PJSC FC GDR[d]	1,086,255	9,678,532
Surgutneftegas OJSC	30,929,550	15,407,546
Surgutneftegas OJSC ADR	766,623	3,863,780
Tatneft PJSC Class S	7,227,820	42,152,620
VTB Bank PJSC	5,421,870,000	6,171,902
VTB Bank PJSC GDR[d]	7,089,073	15,872,434

		780,567,303
SOUTH AFRICA — 6.66%
Adcock Ingram Holdings Ltd.[b]	586,716	2,639,325
Advtech Ltd.	3,300,261	4,788,911
Aeci Ltd.	686,717	5,746,792
African Rainbow Minerals Ltd.	568,644	4,412,643
Anglo American Platinum Ltd.[a]	248,240	5,760,003
AngloGold Ashanti Ltd.[a]	1,992,750	22,183,817
Aspen Pharmacare Holdings Ltd.	1,774,038	38,433,421
Astral Foods Ltd.	266,300	3,022,138
Attacq Ltd.[a]	2,989,267	4,131,953
AVI Ltd.	1,567,592	11,415,377
Barclays Africa Group Ltd.	2,020,137	23,467,876
Barloworld Ltd.	1,053,579	9,332,390
Bid Corp. Ltd.	1,589,095	31,948,342
Bidvest Group Ltd. (The)	1,530,976	18,144,641
Blue Label Telecoms Ltd.	3,141,027	4,461,795
Brait SEa	1,648,189	9,276,733
Capitec Bank Holdings Ltd.	212,205	11,762,127
Cashbuild Ltd.	133,586	3,778,911
City Lodge Hotels Ltd.	297,426	3,524,544
Clicks Group Ltd.	1,284,156	12,615,753
Clover Industries Ltd.	2,068,337	3,025,022
Coronation Fund Managers Ltd.	1,155,869	5,949,014

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
DataTec Ltd.	1,007,726	$4,205,022
Discovery Ltd.	1,706,335	16,045,811
Emira Property Fund Ltd.	3,056,754	3,435,343
EOH Holdings Ltd.[b]	668,451	7,195,558
Exxaro Resources Ltd.	839,750	6,928,579
Famous Brands Ltd.	432,487	5,108,505
FirstRand Ltd.	15,975,269	60,725,564
Fortress Income Fund Ltd.	3,511,556	9,358,780
Fortress Income Fund Ltd. Class A	4,430,731	5,894,092
Foschini Group Ltd. (The)	928,860	11,530,504
Gold Fields Ltd.	4,002,715	12,317,223
Grindrod Ltd.	2,499,459	2,604,559
Growthpoint Properties Ltd.	9,513,235	19,259,210
Harmony Gold Mining Co. Ltd.[b]	1,982,600	4,835,240
Hosken Consolidated Investments Ltd.	411,446	4,525,591
Hudaco Industries Ltd.	334,103	3,588,797
Hyprop Investments Ltd.	1,129,403	10,832,080
Impala Platinum Holdings Ltd.[a]	2,879,372	9,694,766
Imperial Holdings Ltd.	698,993	8,929,796
Investec Ltd.	1,111,024	7,831,530
JSE Ltd.	481,187	5,989,086
KAP Industrial Holdings Ltd.	2,724,639	1,951,825
Lewis Group Ltd.[b]	626,885	2,014,851
Liberty Holdings Ltd.	613,693	5,215,921
Life Healthcare Group Holdings Ltd.	4,294,691	11,002,683
Massmart Holdings Ltd.	556,102	6,370,089
Metair Investments Ltd.[b]	1,484,545	2,692,157
MMI Holdings Ltd./South Africa	4,617,422	8,684,142
Mondi Ltd.	561,006	12,889,842
Mpact Ltd.	1,287,820	2,983,253
Mr. Price Group Ltd.	1,142,588	14,850,150
MTN Group Ltd.	7,947,979	72,789,633
Murray & Roberts Holdings Ltd.[b]	2,742,779	3,206,200
Nampak Ltd.[a]	1,827,051	2,325,719
Naspers Ltd. Class N	2,094,302	335,868,079
Nedbank Group Ltd.	953,326	17,856,641
Netcare Ltd.	4,251,561	10,336,364
New Europe Property Investments PLC	1,164,928	13,154,424

Security	Shares	Value
Northam Platinum Ltd.[a]	1,548,594	$6,419,325
Omnia Holdings Ltd.	358,987	4,750,265
Pick n Pay Stores Ltd.	1,781,210	9,457,571
Pioneer Foods Group Ltd.	639,421	8,004,495
PPC Ltd.[a]	7,981,328	4,027,276
PSG Group Ltd.	473,785	9,107,321
Rand Merchant Investment Holdings Ltd.	3,326,645	10,224,092
Redefine Properties Ltd.	22,529,170	18,722,636
Remgro Ltd.	2,484,527	42,415,511
Resilient REIT Ltd.	1,415,461	12,985,881
Reunert Ltd.	893,882	4,795,390
RMB Holdings Ltd.	3,332,966	16,157,750
Royal Bafokeng Platinum Ltd.[a]	351,301	939,757
SA Corporate Real Estate Ltd.	11,292,702	4,843,429
Sanlam Ltd.	6,697,938	34,703,307
Sappi Ltd.	2,623,428	16,408,459
Sasol Ltd.	2,639,054	75,257,427
Shoprite Holdings Ltd.	2,045,134	29,590,337
Sibanye Gold Ltd.	3,631,711	7,305,070
SPAR Group Ltd. (The)	898,758	12,265,161
Standard Bank Group Ltd.	6,139,415	67,219,084
Steinhoff International Holdings NV Class H	14,108,332	75,319,941
Sun International Ltd./South Africa	617,622	4,079,705
Super Group Ltd./South Africa[a]	1,838,431	4,891,238
Telkom SA SOC Ltd.	1,298,550	6,767,749
Tiger Brands Ltd.	777,372	24,842,622
Tongaat Hulett Ltd.	552,855	5,351,028
Trencor Ltd.	1,027,771	3,005,523
Truworths International Ltd.	2,058,052	13,717,200
Tsogo Sun Holdings Ltd.	2,057,552	4,352,635
Vodacom Group Ltd.	1,809,746	20,509,071
Vukile Property Fund Ltd.	3,404,464	4,885,458
Wilson Bayly Holmes-Ovcon Ltd.	318,378	3,547,675
Woolworths Holdings Ltd./South Africa	4,715,578	25,236,274
Zeder Investments Ltd.	7,538,155	4,287,758

		1,581,242,558

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
SOUTH KOREA — 14.21%
Able C&C Co. Ltd.	124,855	$2,440,235
Advanced Process Systems Corp.[a,b]	108,564	2,673,896
AeroSpace Technology of Korea Inc.[a,b]	104,993	1,485,641
Agabang & Co.[a,b]	197,399	1,253,438
Ahnlab Inc.[b]	34,439	1,976,645
AK Holdings Inc.[b]	30,460	1,519,296
ALUKO Co. Ltd.[b]	275,158	1,255,640
Amicogen Inc.[a,b]	43,667	1,621,945
AmorePacific Corp.	154,491	41,124,732
AmorePacific Group	139,261	16,010,551
Asiana Airlines Inc.[a]	493,549	2,014,352
ATGen Co. Ltd.[a,b]	53,133	1,522,449
BGF retail Co. Ltd.[b]	96,275	8,684,546
Binex Co. Ltd.[a,b]	164,076	2,191,066
Binggrae Co. Ltd.[a]	40,255	2,367,418
BNK Financial Group Inc.	1,155,961	8,873,528
Boditech Med Inc.[b]	96,618	1,768,731
Bukwang Pharmaceutical Co. Ltd.[b]	138,558	2,879,605
Byucksan Corp.[a]	353,393	1,398,571
Caregen Co. Ltd.[b]	22,818	1,394,405
Cell Biotech Co. Ltd.	44,672	1,467,667
Celltrion Inc.[a,b]	375,416	33,698,628
Cellumed Co. Ltd.[a,b]	966,484	974,390
Chabiotech Co. Ltd.[a,b]	214,661	2,477,405
Cheil Worldwide Inc.	328,052	5,497,754
Chong Kun Dang Pharmaceutical Corp.[b]	30,984	3,000,440
CJ CGV Co. Ltd.[b]	73,892	4,881,479
CJ CheilJedang Corp.	37,065	11,947,992
CJ Corp.	69,754	10,641,225
CJ E&M Corp.	95,033	6,563,853
CJ Freshway Corp.[b]	53,946	1,529,046
CJ Korea Express Corp.[a,b]	36,391	5,551,579
CJ O Shopping Co. Ltd.	13,198	2,263,181
Com2uSCorp.[b]	48,956	4,740,820
Coreana Cosmetics Co. Ltd.[b]	274,205	1,440,440
Cosmax Inc.[b]	36,943	4,688,322
COSON Co. Ltd.[a,b]	177,768	1,941,574
Coway Co. Ltd.	252,402	19,977,872
Crown Confectionery Co. Ltd.[b]	46,885	1,376,593

Security	Shares	Value
CrucialTec Co. Ltd.[a,b]	220,212	$1,604,729
CrystalGenomics Inc.[a,b]	110,469	1,543,586
Daeduck Electronics Co.	301,263	2,219,342
Daeduck GDS Co. Ltd.	210,460	2,354,472
Daekyo Co. Ltd.	216,708	1,560,029
Daelim Industrial Co. Ltd.[a]	130,413	9,641,854
Daesang Corp.[a,b]	105,510	2,304,751
Daewoo Engineering & Construction Co. Ltd.[a,b]	613,821	3,327,635
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,b]	397,780	1,339,594
Daewoong Pharmaceutical Co. Ltd.[b]	27,941	2,050,942
Daishin Securities Co. Ltd.[a]	200,576	2,031,037
Daou Technology Inc.[a,b]	136,983	2,229,040
Dawonsys Co. Ltd.[b]	145,392	1,350,092
DGB Financial Group Inc.	758,390	6,975,243
DIO Corp.[a,b]	64,311	1,646,521
Dong-A Socio Holdings Co. Ltd.[a,b]	17,408	1,970,572
Dong-A ST Co. Ltd.[a,b]	24,462	2,048,686
Dongbu HiTek Co. Ltd.[a,b]	160,592	2,670,024
Dongbu Insurance Co. Ltd.	236,371	12,772,291
DongKook Pharmaceutical Co. Ltd.	40,895	2,104,876
Dongkuk Steel Mill Co. Ltd.	255,712	2,849,411
Dongsuh Cos. Inc.	174,201	3,928,477
Dongwon Industries Co. Ltd.[b]	9,369	2,991,120
Doosan Engine Co. Ltd.[a,b]	283,950	806,084
Doosan Heavy Industries & Construction Co. Ltd.	227,430	4,937,790
Doosan Infracore Co. Ltd.[a]	640,877	5,242,637
DoubleUGames Co. Ltd.[b]	61,849	2,278,144
DuzonBIzon Co. Ltd.[b]	114,899	2,337,101
E-MART Inc.	91,746	16,876,558
E1 Corp.	21,107	1,062,117
Emerson Pacific Inc.[a,b]	41,979	1,167,579
EO Technics Co. Ltd.[a,b]	44,064	3,246,103
Fila Korea Ltd.[b]	54,066	3,581,290
Foosung Co. Ltd.[a,b]	318,550	1,898,764
G-SMATT GLOBAL Co. Ltd.[a,b]	118,887	1,440,417
G-treeBNT Co. Ltd.[a,b]	121,030	1,750,025
GemVax & Kael Co. Ltd.[a,b]	170,677	1,856,579

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Genexine Co. Ltd.[a,b]	51,710	$1,801,790
GNCO Co. Ltd.[a,b]	379,832	782,674
Golfzon Co. Ltd.[a]	9,972	595,277
Golfzonyuwon Holdings Co. Ltd.[a,b]	97,875	575,608
Grand Korea Leisure Co. Ltd.[b]	160,033	3,021,627
Green Cross Cell Corp.	62,959	1,483,845
Green Cross Corp./South Korea	27,645	3,703,929
Green Cross Holdings Corp.	137,905	3,244,106
GS Engineering & Construction Corp.[a]	226,138	5,959,684
GS Holdings Corp.	241,454	11,851,158
GS Home Shopping Inc.	18,600	3,548,105
GS Retail Co. Ltd.	131,949	6,137,977
Gwangju Shinsegae Co. Ltd.	6,924	1,512,472
Halla Holdings Corp.	45,888	2,564,777
Hana Financial Group Inc.	1,399,974	43,642,789
Hana Tour Service Inc.[b]	45,130	3,352,571
Hanall Biopharma Co. Ltd.[a,b]	137,133	1,564,462
Hancom Inc.[b]	129,324	1,881,388
Handsome Co. Ltd.	87,069	2,325,433
Hanil Cement Co. Ltd.	20,522	1,667,895
Hanjin Heavy Industries & Construction Co. Ltd.[a]	435,268	1,218,327
Hanjin Kal Corp.[a,b]	213,897	3,196,869
Hanjin Transportation Co. Ltd.[a,b]	53,658	1,281,243
Hankook Shell Oil Co. Ltd.	6,215	2,239,763
Hankook Tire Co. Ltd.[a]	354,659	18,756,231
Hankook Tire Worldwide Co. Ltd.[a,b]	147,628	2,676,431
Hanmi Pharm Co. Ltd.[a,b]	26,938	7,647,224
Hanmi Science Co. Ltd.[a,b]	66,433	3,854,083
Hanon Systems	888,242	7,195,487
Hansae Co. Ltd.[b]	104,244	2,401,553
Hansol Chemical Co. Ltd.	48,390	3,282,346
Hansol Holdings Co. Ltd.[a]	290,122	1,683,131
Hansol Technics Co. Ltd.[a,b]	93,267	1,414,574
Hanssem Co. Ltd.	52,585	10,324,006
Hanwha Chemical Corp.	490,490	10,996,172
Hanwha Corp.	197,234	6,349,164
Hanwha General Insurance Co. Ltd.	379,658	2,266,364

Security	Shares	Value
Hanwha Investment & Securities Co. Ltd.[a,b]	690,227	$1,407,007
Hanwha Life Insurance Co. Ltd.[a]	1,065,997	6,137,201
Hanwha Techwin Co. Ltd.[a]	177,660	6,897,434
Hite Jinro Co. Ltd.[a,b]	128,736	2,402,237
HLB Inc.[a,b]	153,172	2,018,362
HMC Investment Securities Co. Ltd.	208,316	1,838,597
Homecast Co. Ltd.[a,b]	155,657	1,291,234
Hotel Shilla Co. Ltd.[b]	159,280	7,198,061
HS Industries Co. Ltd.[a]	202,886	1,919,859
Huchems Fine Chemical Corp.	131,178	2,662,423
Hugel Inc.[a]	11,549	3,764,724
Humedix Co. Ltd.[b]	68,303	1,899,739
Huons Co. Ltd.[a]	38,304	1,697,131
Huons Global Co. Ltd.[b]	44,267	1,135,302
Hwa Shin Co. Ltd.[b]	211,162	1,310,950
Hy-Lok Corp.	97,780	1,746,766
Hyosung Corp.	99,250	11,542,229
Hyundai Corp.[a]	69,323	1,281,318
Hyundai Department Store Co. Ltd.	72,664	6,387,620
Hyundai Development Co. Engineering & Construction	270,080	10,461,644
Hyundai Elevator Co. Ltd.[a,b]	67,611	3,390,266
Hyundai Engineering & Construction Co. Ltd.	342,296	14,469,820
Hyundai Glovis Co. Ltd.	90,257	12,252,443
Hyundai Greenfood Co. Ltd.	263,684	3,940,977
Hyundai Heavy Industries Co. Ltd.[a]	198,021	28,807,831
Hyundai Home Shopping Network Corp.	32,868	3,328,221
Hyundai Livart Furniture Co. Ltd.[b]	74,977	1,909,651
Hyundai Marine & Fire Insurance Co. Ltd.	298,943	8,565,778
Hyundai Mipo Dockyard Co. Ltd.[a,b]	52,056	3,360,679
Hyundai Mobis Co. Ltd.	324,042	73,076,020
Hyundai Motor Co.	735,922	97,298,553
Hyundai Rotem Co. Ltd.[a]	141,449	2,576,917

CONSOLIDATED SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Hyundai Steel Co.	362,681	$20,046,485
Hyundai Wia Corp.	76,623	4,533,344
Il Dong Pharmaceutical Co. Ltd.[b]	94,658	1,577,982
IlDong Holdings Co. Ltd.	1	18
Ilyang Pharmaceutical Co. Ltd.[b]	79,214	2,805,678
iMarketKorea Inc.	134,053	1,404,845
InBody Co. Ltd.[b]	82,821	1,735,890
Industrial Bank of Korea[a]	1,133,248	12,377,283
Innocean Worldwide Inc.[b]	55,110	2,972,991
Interpark Holdings Corp.	404,902	1,711,635
IS Dongseo Co. Ltd.[a,b]	65,470	2,472,314
JB Financial Group Co. Ltd.	492,899	2,475,937
Jeil Pharmaceutical Co.[b]	35,317	2,164,464
Jenax Inc.[a,b]	71,105	1,314,256
Jusung Engineering Co. Ltd.[a]	221,085	2,092,071
JW Holdings Corp.[b]	200,386	1,415,949
JW Pharmaceutical Corp.[b]	64,188	2,642,451
JW Shinyak Corp.[b]	244,949	1,590,029
Kakao Corp.[a,b]	138,437	10,455,467
Kangwon Land Inc.[a]	534,055	16,695,861
KB Capital Co. Ltd.	65,762	1,558,631
KB Financial Group Inc.	1,862,468	77,249,391
KB Insurance Co. Ltd.[b]	223,375	5,205,334
KC Tech Co. Ltd.	140,448	1,645,754
KCC Corp.	23,834	7,303,543
KEPCO Engineering & Construction Co. Inc.[a,b]	72,528	1,718,992
KEPCO Plant Service & Engineering Co. Ltd.[a]	112,904	6,080,790
KH Vatec Co. Ltd.	123,882	1,489,980
Kia Motors Corp.	1,236,638	41,831,885
KISWIRE Ltd.[a]	41,324	1,500,199
KIWOOM Securities Co. Ltd.[a]	61,480	4,192,004
Koh Young Technology Inc.	75,045	3,351,557
Kolon Corp.[b]	37,166	1,850,494
Kolon Industries Inc.	77,855	4,902,300
Kolon Life Science Inc.[b]	25,828	2,535,404
Komipharm International Co. Ltd.[a,b]	172,572	4,952,431
Korea Aerospace Industries Ltd. Class Aa	325,171	16,765,394
Korea Electric Power Corp.[a]	1,191,681	45,949,407

Security	Shares	Value
Korea Gas Corp.[a]	126,528	$5,477,378
Korea Investment Holdings Co. Ltd.[a]	174,762	7,325,862
Korea Kolmar Co. Ltd.[a,b]	74,329	5,041,817
Korea PetroChemical Ind. Co. Ltd.[b]	14,676	3,452,413
Korea REIT Co. Ltd.[b]	829,594	2,322,056
Korea Zinc Co. Ltd.[a]	41,538	15,300,090
Korean Air Lines Co. Ltd.[a]	180,487	4,612,933
Korean Reinsurance Co.	459,512	4,551,434
KT Corp.	51,660	1,391,154
KT Skylife Co. Ltd.	170,421	2,524,476
KT&G Corp.	554,884	50,299,014
Kukdo Chemical Co. Ltd.[a,b]	35,132	1,593,873
Kumho Industrial Co. Ltd.[a]	120,303	984,128
Kumho Petrochemical Co. Ltd.[b]	77,647	5,266,880
Kumho Tire Co. Inc.[a,b]	604,537	4,341,225
Kwang Dong Pharmaceutical Co. Ltd.	347,245	2,779,188
Kwangju Bank	233,608	2,148,594
Leaders Cosmetics Co. Ltd.[a,b]	86,833	1,316,990
LF Corp.[b]	113,357	2,115,262
LG Chem Ltd.	216,794	54,258,414
LG Corp.	442,312	24,565,283
LG Display Co. Ltd.	1,108,907	26,870,707
LG Electronics Inc.[b]	504,744	26,693,514
LG Hausys Ltd.	32,336	3,002,680
LG Household & Health Care Ltd.	44,722	34,725,550
LG Innotek Co. Ltd.	66,593	7,067,132
LG International Corp.	140,995	4,064,945
LG Uplus Corp.	654,586	7,409,861
Loen Entertainment Inc.	40,300	2,851,205
Lotte Chemical Corp.[a]	73,919	23,827,969
Lotte Chilsung Beverage Co. Ltd.[a]	3,108	4,144,916
Lotte Confectionery Co. Ltd.[a,b]	26,969	4,662,781
LOTTE Fine Chemical Co. Ltd.[b]	94,441	2,818,823
Lotte Food Co. Ltd.[b]	4,072	2,293,932
LOTTE Himart Co. Ltd.	33,440	1,428,390
Lotte Shopping Co. Ltd.	48,545	9,917,219

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
LS Corp.	86,223	$5,169,949
LS Industrial Systems Co. Ltd.	67,671	2,591,337
Lutronic Corp.[b]	63,945	1,668,253
Macrogen Inc.[a,b]	89,283	2,274,022
Maeil Dairy Industry Co. Ltd.[a]	48,749	1,763,285
Mando Corp.	32,598	7,654,008
Medipost Co. Ltd.[a,b]	41,652	2,129,105
Medy-Tox Inc.	20,887	7,599,303
Meritz Fire & Marine Insurance Co. Ltd.	301,794	4,110,217
Meritz Securities Co. Ltd.	1,328,676	4,294,770
Mirae Asset Daewoo Co. Ltd.[a]	1,718,553	13,572,123
Modetour Network Inc.	76,586	2,370,559
Muhak Co. Ltd.	85,654	1,772,544
Namhae Chemical Corp.	243,834	1,958,004
Namyang Dairy Products Co. Ltd.[a]	2,763	1,879,060
Naturalendo Tech Co. Ltd.[a,b]	68,374	976,555
NAVER Corp.[b]	133,541	91,645,205
NCsoft Corp.	83,726	20,288,237
Neowiz Games Corp.[a]	138,307	1,455,541
Nexen Corp.	256,270	1,813,098
Nexen Tire Corp.	210,348	2,622,955
NH Investment & Securities Co. Ltd.[a]	585,877	6,010,323
NHN Entertainment Corp.[a,b]	67,429	3,488,478
NHN KCP Corp.[a,b]	109,821	1,277,158
NICE Holdings Co. Ltd.[a,b]	135,300	2,147,809
NICE Information Service Co. Ltd.[a,b]	269,650	1,671,675
Nong Shim Holdings Co. Ltd.[b]	18,563	1,764,778
NongShim Co. Ltd.	15,553	4,332,695
NS Shopping Co. Ltd.[b]	12,875	1,878,731
NUTRIBIOTECH Co. Ltd.[a,b]	66,968	1,717,508
OCI Co. Ltd.[b]	80,363	6,332,384
Orion Corp./Republic of Korea	16,891	10,665,641
Osstem Implant Co. Ltd.[a]	61,230	3,119,034
Ottogi Corp.	6,407	4,238,281
Paradise Co. Ltd.[b]	234,695	3,217,132
Partron Co. Ltd.	206,511	2,027,214
Poongsan Corp.	119,013	4,310,044

Security	Shares	Value
POSCO	347,270	$87,067,031
POSCO Chemtech Co. Ltd.[b]	151,660	1,757,016
Posco Daewoo Corp.	218,598	4,746,037
POSCO ICT Co. Ltd.[b]	363,586	1,987,143
Pyeong Hwa Automotive Co. Ltd.[a,b]	148,943	1,949,464
S&T Dynamics Co. Ltd.[a]	195,392	1,655,410
S&T Motiv Co. Ltd.	58,211	2,471,040
S-1 Corp.	90,759	7,304,063
S-Oil Corp.	217,990	16,656,499
Samchully Co. Ltd.[a]	16,485	1,417,061
Samjin Pharmaceutical Co. Ltd.	93,038	2,752,263
Samkwang Glass	34,631	2,076,482
Samsung Biologics Co. Ltd.[a,b]	81,625	11,874,696
Samsung C&T Corp.	355,182	38,635,760
Samsung Card Co. Ltd.	160,857	6,024,580
Samsung Electro-Mechanics Co. Ltd.[b]	256,626	13,276,693
Samsung Electronics Co. Ltd.	469,823	798,584,838
Samsung Engineering Co. Ltd.[a,b]	702,220	7,700,666
Samsung Fire & Marine Insurance Co. Ltd.	158,264	35,690,754
Samsung Heavy Industries Co. Ltd.[a]	1,150,614	11,396,752
Samsung Life Insurance Co. Ltd.	339,680	32,143,056
Samsung SDI Co. Ltd.	260,632	29,733,830
Samsung SDS Co. Ltd.	164,315	18,890,957
Samsung Securities Co. Ltd.	230,584	6,759,991
Samyang Corp.	18,012	1,559,474
Samyang Holdings Corp.	19,059	1,896,208
Schnell Biopharmaceuticals Inc.[a,b]	515,646	1,691,839
Seah Besteel Corp.	57,016	1,313,524
Sebang Co. Ltd.[a]	107,665	1,490,124
Sebang Global Battery Co. Ltd.[b]	59,875	1,916,847
Seegene Inc.[a,b]	87,631	2,665,935
Seobu T&Db	137,931	2,098,088
Seoul Semiconductor Co. Ltd.[b]	182,108	2,705,651

CONSOLIDATED SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
SFA Engineering Corp.	50,137	$2,877,640
Shinhan Financial Group Co. Ltd.	2,009,237	82,981,533
Shinsegae Food Co. Ltd.[b]	12,787	1,673,647
Shinsegae Inc.	34,509	6,088,477
Shinsegae International Inc.[b]	22,487	1,298,608
Silicon Works Co. Ltd.[b]	68,314	1,860,775
Sindoh Co. Ltd.	41,000	1,914,482
SK Bioland Co. Ltd.[b]	106,490	1,619,835
SK Chemicals Co. Ltd.	75,611	4,326,360
SK Gas Ltd.	29,874	2,787,271
SK Holdings Co. Ltd.	213,201	41,103,531
SK Hynix Inc.	2,779,641	114,799,235
SK Innovation Co. Ltd.	307,735	42,047,365
SK Materials Co. Ltd.[b]	30,909	4,657,876
SK Networks Co. Ltd.	604,256	3,959,794
SK Securities Co. Ltd.[a,b]	1,896,917	2,021,477
SK Telecom Co. Ltd.	90,275	18,482,125
SKC Co. Ltd.	102,641	2,854,795
SL Corp.[a]	88,728	1,946,013
SM Entertainment Co.[a,b]	130,184	2,791,919
Songwon Industrial Co. Ltd.[a,b]	114,081	1,715,124
Soulbrain Co. Ltd.[b]	52,979	2,248,943
SPC Samlip Co. Ltd.[a,b]	14,124	2,685,527
Ssangyong Cement Industrial Co. Ltd.[b]	152,458	1,928,056
Ssangyong Information & Communication Corp.[a]	30,747	58,870
Ssangyong Motor Co.[a]	279,021	1,966,657
Sung Kwang Bend Co. Ltd.[a,b]	170,189	1,500,583
Sungwoo Hitech Co. Ltd.	195,464	1,332,768
Taekwang Industrial Co. Ltd.[a]	2,712	2,307,269
Taewoong Co. Ltd.[a,b]	66,257	1,420,944
Taeyoung Engineering & Construction Co. Ltd.[a]	418,816	2,063,060
Tera Resource Co. Ltd.[a]	49,111	—
Tongyang Inc.[a]	958,164	2,342,979
Tongyang Life Insurance Co. Ltd.[a]	258,476	2,411,605
Toptec Co. Ltd.[b]	96,146	1,908,890
Value Added Technologies Co. Ltd.[a,b]	57,893	1,428,445
Vieworks Co. Ltd.	45,791	2,547,207

Security	Shares	Value
ViroMed Co. Ltd.[a,b]	66,236	$5,476,954
Webzen Inc.[a,b]	120,357	2,192,663
Wonik Holdings Co. Ltd.[a,b]	147,422	728,799
WONIK IPS Co. Ltd.[a,b]	120,991	2,396,815
Woongjin Thinkbig Co. Ltd.[a]	226,963	1,790,413
Woori Bank[a]	1,438,960	16,925,198
YG Entertainment Inc.[b]	82,226	1,963,389
Youlchon Chemical Co. Ltd.	172,710	2,107,803
Youngone Corp.[b]	121,508	3,449,398
Youngone Holdings Co. Ltd.	41,250	2,064,780
Yuanta Securities Korea Co. Ltd.[a,b]	405,201	1,189,712
Yuhan Corp.	39,152	7,755,957
Yungjin Pharmaceutical Co. Ltd.[a,b]	457,233	3,356,210

		3,374,161,082
TAIWAN — 13.04%
A-DATA Technology Co. Ltd.[b]	1,541,820	2,674,793
AcBel Polytech Inc.[b]	2,417,000	1,923,467
Accton Technology Corp.[b]	2,422,000	4,454,017
Acer Inc.[b]	13,263,872	6,367,833
Advanced Ceramic X Corp.[b]	234,000	2,437,222
Advanced Semiconductor Engineering Inc.[b]	29,751,000	36,942,427
Advanced Wireless Semiconductor Co.[b]	1,115,000	2,231,923
Advantech Co. Ltd.	1,484,302	12,633,488
Airtac International Group[b]	568,190	5,252,200
Alpha Networks Inc.	2,645,700	1,842,823
Ambassador Hotel (The)	2,509,000	1,947,683
AmTRAN Technology Co. Ltd.	4,284,000	3,227,972
Ardentec Corp.	3,180,546	2,722,618
Asia Cement Corp.	10,382,050	10,272,733
Asia Optical Co. Inc.[a,b]	1,698,000	2,851,784
Asia Pacific Telecom Co. Ltd.[a]	8,733,000	2,927,723
Asia Polymer Corp.[b]	4,761,027	2,913,317
Asustek Computer Inc.	3,185,000	28,767,474
AU Optronics Corp.[b]	41,430,000	16,451,446
Bank of Kaohsiung Co. Ltd.[b]	10,988,149	3,497,782
BES Engineering Corp.[b]	11,790,000	2,632,493
Bioteque Corp.[b]	531,000	2,169,040
Bizlink Holding Inc.[b]	464,055	2,854,701

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Brogent Technologies Inc.[b]	249,799	$1,784,656
Capital Securities Corp.	11,496,000	3,779,179
Catcher Technology Co. Ltd.[b]	3,107,000	25,989,845
Cathay Financial Holding Co. Ltd.	39,309,078	61,733,299
Cathay Real Estate Development Co. Ltd.	3,884,900	2,649,068
Center Laboratories Inc.[a,b]	1,377,736	2,802,692
Chailease Holding Co. Ltd.[b]	4,893,945	10,497,208
Chang Hwa Commercial Bank Ltd.	23,941,067	14,299,106
Cheng Loong Corp.[b]	6,569,000	3,132,321
Cheng Shin Rubber Industry Co. Ltd.[b]	9,010,650	19,151,316
Cheng Uei Precision Industry Co. Ltd.[b]	1,987,000	2,486,701
Chicony Electronics Co. Ltd.[b]	2,416,728	5,695,025
Chin-Poon Industrial Co. Ltd.	1,672,000	3,341,442
China Airlines Ltd.	10,927,000	3,592,127
China Bills Finance Corp.[b]	7,639,000	3,431,191
China Development Financial Holding Corp.[b]	57,414,000	15,136,732
China Life Insurance Co. Ltd./Taiwan	16,571,369	16,262,040
China Man-Made Fiber Corp.[b]	9,203,550	2,785,914
China Metal Products[b]	1,673,146	1,756,276
China Motor Corp.	2,930,000	2,746,562
China Petrochemical Development Corp.[a,b]	11,293,900	4,466,317
China Steel Chemical Corp.[b]	778,000	3,241,297
China Steel Corp.	54,248,529	45,555,098
China Synthetic Rubber Corp.[b]	3,333,100	3,276,307
Chipbond Technology Corp.	2,924,000	4,525,402
Chlitina Holding Ltd.[b]	270,000	1,436,848
Chong Hong Construction Co. Ltd.	1,081,122	2,473,770
Chroma ATE Inc.[b]	1,835,000	5,602,324
Chunghwa Telecom Co. Ltd.	17,364,000	57,647,338
Cleanaway Co. Ltd.	482,000	2,659,170
Clevo Co.[b]	2,193,175	2,070,144
CMC Magnetics Corp.[a,b]	18,575,566	2,503,063
Compal Electronics Inc.	18,194,000	11,399,564

Security	Shares	Value
Compeq Manufacturing Co. Ltd.[b]	5,033,000	$3,284,510
Continental Holdings Corp.[b]	5,443,600	1,993,279
Coretronic Corp.	2,629,200	3,709,728
CSBC Corp. Taiwan	4,898,000	2,279,734
CTBC Financial Holding Co. Ltd.	83,018,599	49,583,911
CTCI Corp.[b]	3,221,000	5,336,270
Cub Elecparts Inc.[b]	262,061	2,162,269
D-Link Corp.[b]	6,681,991	2,468,488
Darwin Precisions Corp.[b]	3,840,000	1,718,554
Delta Electronics Inc.	9,219,000	51,310,853
Depo Auto Parts Ind. Co. Ltd.	677,000	1,850,961
E Ink Holdings Inc.	4,228,000	3,481,648
E.Sun Financial Holding Co. Ltd.	37,648,581	22,853,713
Eclat Textile Co. Ltd.[b]	883,062	8,881,350
Egis Technology Inc.[a]	349,000	2,976,158
Elan Microelectronics Corp.[b]	2,277,000	2,797,753
Elite Advanced Laser Corp.	631,800	3,136,020
Elite Material Co. Ltd.	1,458,000	5,338,747
Elite Semiconductor Memory Technology Inc.[b]	2,910,000	3,101,942
Ennoconn Corp.[b]	209,000	3,299,266
Epistar Corp.[a,b]	4,560,000	4,289,355
Eternal Materials Co. Ltd.	4,413,472	4,826,685
EVA Airways Corp.	9,682,042	4,805,805
Evergreen Marine Corp. Taiwan Ltd.[a]	7,140,870	3,381,765
Everlight Chemical Industrial Corp.[b]	4,199,781	2,897,956
Everlight Electronics Co. Ltd.[b]	1,848,000	2,971,380
Far Eastern Department Stores Ltd.	4,086,167	2,181,169
Far Eastern International Bank	11,747,191	3,574,991
Far Eastern New Century Corp.	13,240,916	11,851,683
Far EasTone Telecommunications Co. Ltd.	7,210,000	17,365,860
Faraday Technology Corp.[b]	1,621,000	1,899,393
Farglory Land Development Co. Ltd.	1,346,782	1,707,395
Feng Hsin Steel Co. Ltd.	2,492,000	4,209,638

CONSOLIDATED SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Feng TAY Enterprise Co. Ltd.[b]	1,544,506	$6,535,251
Firich Enterprises Co. Ltd.[b]	1,070,960	2,126,338
First Financial Holding Co. Ltd.	43,991,679	25,988,217
FLEXium Interconnect Inc.[b]	1,354,833	4,167,224
Formosa Chemicals & Fibre Corp.	15,132,210	47,873,804
Formosa Petrochemical Corp.	5,598,000	19,496,021
Formosa Plastics Corp.	19,197,800	57,861,776
Formosa Taffeta Co. Ltd.	2,587,000	2,627,123
Formosan Rubber Group Inc.	5,085,602	2,822,254
Foxconn Technology Co. Ltd.	4,237,424	12,647,380
Fubon Financial Holding Co. Ltd.	31,869,000	51,604,887
General Interface Solution Holding Ltd.[b]	596,000	2,444,253
Getac Technology Corp.	2,796,000	3,913,226
Giant Manufacturing Co. Ltd.[b]	1,341,000	8,293,000
Gigabyte Technology Co. Ltd.	2,592,000	3,610,839
Gigasolar Materials Corp.[b]	159,800	1,862,040
Gigastorage Corp.[a,b]	2,588,000	2,055,339
Ginko International Co. Ltd.[b]	234,000	2,292,512
Gintech Energy Corp.[a,b]	2,860,765	1,755,185
Globalwafers Co. Ltd.[b]	670,000	4,176,119
Gloria Material Technology Corp.	4,423,048	3,476,707
Goldsun Building Materials Co. Ltd.[b]	8,653,000	2,509,422
Gourmet Master Co. Ltd.	331,050	3,108,628
Grand Pacific Petrochemical	5,389,000	3,893,951
Grape King Bio Ltd.[b]	549,000	3,654,222
Great Wall Enterprise Co. Ltd.	3,205,500	3,030,897
Greatek Electronics Inc.[b]	2,134,000	2,896,408
HannStar Display Corp.[a,b]	13,486,640	3,402,004
Highwealth Construction Corp.[b]	3,715,230	6,034,143
Hiwin Technologies Corp.[b]	986,668	6,294,430
Ho Tung Chemical Corp.[a]	12,179,812	3,611,505
Holy Stone Enterprise Co. Ltd.	2,199,900	2,484,630
Hon Hai Precision Industry Co. Ltd.	73,244,410	213,366,794

Security	Shares	Value
Hota Industrial Manufacturing Co. Ltd.[b]	921,000	$4,136,833
Hotai Motor Co. Ltd.	1,129,000	12,916,611
HTC Corp.[a,b]	3,158,000	8,109,955
Hu Lane Associate Inc.[b]	388,000	1,925,887
Hua Nan Financial Holdings Co. Ltd.	34,046,602	18,727,931
Huaku Development Co. Ltd.[b]	1,400,000	3,066,708
Hung Sheng Construction Ltd.[b]	4,217,000	2,690,227
IEI Integration Corp.	1,923,582	2,955,167
Innolux Corp.[b]	42,388,241	17,245,855
International Games System Co. Ltd.[b]	281,000	1,884,095
Inventec Corp.	11,804,000	8,759,783
ITEQ Corp.	2,381,000	3,243,278
Kenda Rubber Industrial Co. Ltd.[b]	2,431,889	3,926,040
Kerry TJ Logistics Co. Ltd.[b]	1,868,000	2,681,296
Kindom Construction Corp.[b]	3,080,000	2,340,814
King Slide Works Co. Ltd.[b]	285,000	3,933,146
King Yuan Electronics Co. Ltd.	5,314,000	4,972,659
King’s Town Bank Co. Ltd.	5,090,000	4,738,197
Kinpo Electronics[b]	7,934,000	3,253,809
Kinsus Interconnect Technology Corp.	1,252,000	3,463,798
Kuoyang Construction Co. Ltd.[b]	5,730,023	2,452,514
Land Mark Optoelectronics Corp.[b]	265,900	2,778,131
Largan Precision Co. Ltd.	477,000	70,796,622
LCY Chemical Corp.	2,391,000	3,455,349
Lealea Enterprise Co. Ltd.[b]	9,426,173	2,653,877
Lien Hwa Industrial Corp.	3,529,910	2,694,237
Lite-On Technology Corp.	10,150,238	17,014,248
Long Bon International Co. Ltd.	6,308,000	3,305,574
Makalot Industrial Co. Ltd.[b]	949,208	3,846,450
Masterlink Securities Corp.	10,327,344	3,058,858
MediaTek Inc.[b]	7,050,572	51,404,564
Mega Financial Holding Co. Ltd.	51,020,958	39,689,518
Merida Industry Co. Ltd.[b]	1,008,850	5,155,319

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Merry Electronics Co. Ltd.[b]	815,070	$3,820,205
Micro-Star International Co. Ltd.[b]	3,391,000	7,847,416
Microbio Co. Ltd.[a]	3,397,141	2,532,086
Mitac Holdings Corp.	3,129,560	3,335,984
Motech Industries Inc.[a,b]	2,518,000	2,417,726
Nan Kang Rubber Tire Co. Ltd.[b]	2,910,000	2,959,868
Nan Ya Plastics Corp.	21,997,440	53,412,177
Nan Ya Printed Circuit Board Corp.[b]	1,191,000	976,881
Nanya Technology Corp.[b]	3,342,000	4,949,338
Neo Solar Power Corp.[a,b]	5,050,806	2,556,350
Nien Made Enterprise Co. Ltd.[b]	733,000	7,169,317
Novatek Microelectronics Corp.[b]	2,636,000	9,866,714
OBI Pharma Inc.[a,b]	529,000	6,017,723
Oriental Union Chemical Corp.[b]	3,184,000	2,689,303
Pan-International Industrial Corp.[b]	2,528,366	2,267,205
Parade Technologies Ltd.[b]	299,000	3,162,888
PChome Online Inc.[b]	497,103	3,316,878
Pegatron Corp.	9,017,000	23,684,538
PharmaEngine Inc.[b]	330,183	2,197,745
PharmaEssentia Corp.[a]	603,000	3,189,334
Phison Electronics Corp.	691,000	6,061,305
Pixart Imaging Inc.[b]	932,000	2,408,606
Pou Chen Corp.	9,645,000	13,090,843
Powertech Technology Inc.	3,162,000	9,180,282
Poya International Co. Ltd.[b]	306,710	3,558,908
President Chain Store Corp.	2,710,000	19,890,475
President Securities Corp.	6,143,123	2,629,325
Primax Electronics Ltd.	2,377,000	3,636,272
Prince Housing & Development Corp.	6,234,995	2,262,769
Qisda Corp.[b]	9,626,000	5,012,971
Quanta Computer Inc.	12,589,000	26,101,170
Radiant Opto-Electronics Corp.[b]	2,092,000	4,323,791
Radium Life Tech Co. Ltd.[a]	6,856,196	2,253,896
Realtek Semiconductor Corp.	2,277,110	8,486,308
Ritek Corp.[a]	10,309,503	2,067,035

Security	Shares	Value
Ruentex Development Co. Ltd.[a,b]	3,891,822	$4,895,891
Ruentex Industries Ltd.[b]	2,748,906	5,216,242
Sampo Corp.[b]	7,095,000	4,318,404
Sanyang Motor Co. Ltd.[b]	3,050,000	2,104,578
ScinoPharm Taiwan Ltd.[b]	1,354,488	1,950,822
Sercomm Corp.	1,419,000	3,828,831
Shin Kong Financial Holding Co. Ltd.[a]	39,083,443	10,545,730
Shin Zu Shing Co. Ltd.[b]	758,000	2,124,231
Shining Building Business Co. Ltd.[a,b]	4,634,601	1,681,963
Shinkong Synthetic Fibers Corp.[b]	8,245,000	2,710,450
Sigurd Microelectronics Corp.[b]	3,706,000	3,311,136
Silergy Corp.[b]	269,000	4,526,600
Siliconware Precision Industries Co. Ltd.	9,724,819	15,319,910
Simplo Technology Co. Ltd.	1,153,000	3,752,828
Sinbon Electronics Co. Ltd.[b]	1,254,809	2,993,718
Sino-American Silicon Products Inc.[b]	2,780,000	4,257,295
SinoPac Financial Holdings Co. Ltd.	44,371,055	13,503,324
Sinyi Realty Inc.	1,933,877	2,096,054
Sitronix Technology Corp.	790,000	2,553,322
Soft-World International Corp.[b]	1,120,000	2,292,968
St. Shine Optical Co. Ltd.	215,000	3,673,898
Standard Foods Corp.[b]	1,853,939	4,646,388
Sunny Friend Environmental Technology Co. Ltd.[b]	467,000	1,938,012
Synnex Technology International Corp.	6,410,250	7,041,709
TA Chen Stainless Pipe	4,813,682	2,804,528
Taichung Commercial Bank Co. Ltd.	10,942,344	3,358,547
Taigen Biopharmaceuticals Holdings Ltd.[a]	1,357,000	1,199,165
TaiMed Biologics Inc.[a,b]	750,000	4,479,470
Tainan Spinning Co. Ltd.	5,557,894	2,505,471
Taishin Financial Holding Co. Ltd.	39,212,707	15,507,165
Taiwan Acceptance Corp.	1,183,000	3,311,407
Taiwan Business Bank	19,019,193	5,206,159

CONSOLIDATED SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Taiwan Cement Corp.	15,257,000	$18,696,635
Taiwan Cogeneration Corp.[b]	2,890,000	2,116,458
Taiwan Cooperative Financial Holding Co. Ltd.	36,558,880	17,432,506
Taiwan Fertilizer Co. Ltd.	2,705,000	3,741,843
Taiwan Glass Industry Corp.[a,b]	5,696,053	3,253,722
Taiwan Hon Chuan Enterprise Co. Ltd.	2,060,674	4,010,881
Taiwan Land Development Corp.[b]	7,778,973	2,848,420
Taiwan Liposome Co. Ltd.[a]	196,000	771,917
Taiwan Mobile Co. Ltd.	7,220,000	25,379,921
Taiwan Paiho Ltd.[b]	1,163,000	3,501,473
Taiwan PCB Techvest Co. Ltd.	3,097,042	3,190,437
Taiwan Secom Co. Ltd.[b]	1,493,185	4,374,067
Taiwan Semiconductor Co. Ltd.[b]	1,856,000	2,325,777
Taiwan Semiconductor Manufacturing Co. Ltd.	117,325,000	721,741,501
Taiwan Shin Kong Security Co. Ltd.	2,930,770	3,791,824
Taiwan Surface Mounting Technology Corp.[b]	3,590,261	3,353,801
Taiwan TEA Corp.[b]	5,381,000	2,767,256
Tatung Co. Ltd.[a,b]	10,670,000	5,521,929
Teco Electric and Machinery Co. Ltd.	8,361,000	7,538,194
Test Research Inc.	1,248,400	1,724,887
Test Rite International Co. Ltd.	4,029,000	2,629,305
Ton Yi Industrial Corp.	4,004,000	2,000,469
Tong Hsing Electronic Industries Ltd.[b]	779,000	3,499,015
Tong Yang Industry Co. Ltd.[b]	1,958,400	3,894,681
Topco Scientific Co. Ltd.[b]	1,447,338	4,805,067
TPK Holding Co. Ltd.[a,b]	1,363,000	4,077,000
Transcend Information Inc.	751,000	2,109,503
Tripod Technology Corp.	2,449,000	6,392,820
TSRC Corp.[b]	3,028,900	3,554,017
TTY Biopharm Co. Ltd.[b]	1,116,124	4,105,067
Tung Ho Steel Enterprise Corp.[b]	4,471,000	3,463,466

Security	Shares	Value
Tung Thih Electronic Co. Ltd.[b]	322,000	$3,338,064
TWi Pharmaceuticals Inc.[a,b]	436,000	1,433,300
TXC Corp.	2,011,000	2,997,829
U-Ming Marine Transport Corp.	2,416,000	2,634,335
Uni-President Enterprises Corp.	22,613,369	40,187,151
Unimicron Technology Corp.[b]	5,974,000	2,790,271
United Integrated Services Co. Ltd.[b]	1,767,000	3,422,022
United Microelectronics Corp.	51,254,000	21,269,989
UPC Technology Corp.	6,112,146	2,775,219
USI Corp.	5,320,000	2,926,359
Vanguard International Semiconductor Corp.[b]	4,254,000	8,404,570
Visual Photonics Epitaxy Co. Ltd.[b]	1,475,000	2,861,328
Voltronic Power Technology Corp.[b]	256,974	3,780,567
Wah Lee Industrial Corp.[b]	1,409,000	2,260,931
Walsin Lihwa Corp.	15,889,000	7,343,688
Walsin Technology Corp.[b]	2,016,400	2,828,676
Waterland Financial Holdings Co. Ltd.[b]	13,616,543	3,869,104
Win Semiconductors Corp.[b]	1,739,427	7,388,326
Winbond Electronics Corp.[b]	14,406,000	5,228,145
Wistron Corp.	11,663,647	9,775,543
Wistron NeWeb Corp.[b]	1,244,911	3,634,629
Wowprime Corp.	460,260	2,134,752
WPG Holdings Ltd.	6,807,000	8,640,715
WT Microelectronics Co. Ltd.	2,265,990	3,385,322
XPEC Entertainment Inc.	31,000	—
Yageo Corp.	1,905,739	4,689,370
Yang Ming Marine Transport Corp.[a]	12,484,000	2,819,957
Yeong Guan Energy Technology Group Co. Ltd.[b]	438,937	1,700,116
YFY Inc.[b]	7,219,000	2,702,117
Yieh Phui Enterprise Co. Ltd.[a]	6,454,510	2,983,190
Yuanta Financial Holding Co. Ltd.	44,606,912	18,874,473
Yulon Motor Co. Ltd.[b]	3,240,000	3,016,063

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
YungShin Global Holding Corp.	1,867,650	$2,832,766
Yungtay Engineering Co. Ltd.	1,979,000	3,194,896
Zhen Ding Technology Holding Ltd.[b]	1,791,950	4,461,867
Zinwell Corp.[b]	1,939,000	2,161,562

		3,094,979,328
THAILAND — 2.42%
Advanced Info Service PCL NVDR	4,818,700	23,054,330
Airports of Thailand PCL NVDR[b]	20,652,100	22,926,727
Amata Corp. PCL NVDR[b]	4,988,500	2,300,922
AP Thailand PCL NVDR[b]	10,593,690	2,169,999
Bangchak Petroleum PCL (The) NVDR[b]	2,294,500	2,267,845
Bangkok Airways PCL[b]	3,389,100	1,912,744
Bangkok Bank PCL Foreign	1,216,500	6,726,290
Bangkok Chain Hospital PCL NVDR	7,832,050	2,916,923
Bangkok Dusit Medical Services PCL NVDR	18,051,500	10,394,784
Bangkok Expressway & Metro PCL	35,755,485	7,221,675
Bangkok Land PCL NVDR	57,061,700	2,975,242
Banpu PCL NVDR	9,565,100	5,370,958
Beauty Community PCL[b]	11,086,900	3,271,549
Berli Jucker PCL NVDR	6,231,700	8,212,408
BTS Group Holdings PCL NVDR	23,738,100	5,576,554
Bumrungrad Hospital PCL NVDR[b]	1,687,500	8,508,688
Central Pattana PCL NVDR	6,490,300	10,226,655
Charoen Pokphand Foods PCL NVDR	12,763,600	10,238,524
Chularat Hospital PCL NVDR[b]	30,203,000	2,215,115
CP ALL PCL NVDR	23,733,900	40,796,837
Delta Electronics Thailand PCL NVDR	2,486,200	6,588,460
Dynasty Ceramic PCL NVDR	22,310,620	2,825,140
Eastern Polymer Group PCL	5,396,500	1,978,920
Electricity Generating PCL NVDR	631,800	3,746,762

Security	Shares	Value
Energy Absolute PCL NVDR[b]	6,857,200	$4,911,260
Esso Thailand PCL NVDR[a,b]	7,784,100	2,519,956
Glow Energy PCL NVDR	2,361,900	5,277,913
Group Lease PCL[b]	1,964,100	3,319,875
Gunkul Engineering PCL NVDR[b]	15,594,260	2,278,458
Hana Microelectronics PCL NVDR	3,266,500	3,977,203
Home Product Center PCL NVDR	22,509,674	6,352,016
Indorama Ventures PCL NVDR	6,944,300	7,062,573
Inter Far East Energy Corp.[b]	7,049,000	626,030
IRPC PCL NVDR	50,895,400	7,232,132
Italian-Thai Development PCL NVDR[a,b]	10,419,300	1,486,531
Jasmine International PCL NVDR[b]	10,363,900	2,612,835
Kasikornbank PCL Foreign	5,596,700	30,544,509
Kasikornbank PCL NVDR	2,740,500	15,035,045
KCE Electronics PCL NVDR	1,600,200	4,504,151
Khon Kaen Sugar Industry PCL NVDR	12,249,486	2,245,970
Kiatnakin Bank PCL NVDR	2,211,700	4,166,085
Krung Thai Bank PCL NVDR	16,156,900	9,072,359
Krungthai Card PCL NVDR[b]	754,400	2,820,449
LPN Development PCL NVDR[b]	4,424,100	1,470,243
Major Cineplex Group PCL NVDR	2,080,300	2,026,334
Minor International PCL NVDR[b]	9,784,660	9,600,911
Muangthai Leasing PCL[b]	3,876,600	3,498,386
PTG Energy PCL[b]	3,196,700	2,472,702
PTT Exploration & Production PCL NVDR	6,570,801	17,506,825
PTT Global Chemical PCL NVDR	9,574,700	19,544,123
PTT PCL NVDR	4,830,600	54,941,147
Quality Houses PCL NVDR[b]	26,043,017	1,954,784
Robinson Department Store PCL NVDR	2,627,500	4,629,392
Siam Cement PCL (The) Foreign	1,671,700	24,712,358
Siam Cement PCL (The) NVDR	286,600	4,236,742

CONSOLIDATED SCHEDULES OF INVESTMENTS	37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Siam Commercial Bank PCL (The) NVDR	8,369,300	$36,924,616
Siam Global House PCL NVDR[b]	7,433,292	3,939,663
Singha Estate PCL[a,b]	10,454,800	1,323,866
Sino-Thai Engineering & Construction PCL NVDR[b]	4,572,628	3,340,505
Sri Trang Agro-Industry PCL NVDR[b]	3,990,300	2,286,345
Srisawad Power 1979 PCL NVDR[b]	3,003,133	3,807,097
Supalai PCL NVDR[b]	4,147,900	2,958,924
Superblock PCL[a]	55,280,200	2,106,335
surGlobal Power Synergy Co. Ltd. NVDR[b]	2,711,200	2,660,286
Thai Airways International PCL NVDR[a,b]	3,637,200	2,011,086
Thai Oil PCL NVDR	4,150,200	8,947,087
Thai Union Group PCL NVDR	9,818,400	5,710,089
Thai Vegetable Oil PCL NVDR	2,686,300	2,962,930
Thaicom PCL NVDR[b]	2,810,700	1,546,044
Thanachart Capital PCL NVDR	3,285,700	4,565,368
Thoresen Thai Agencies PCL NVDR[b]	5,883,423	1,643,391
TICON Industrial Connection PCL NVDR[b]	4,025,360	1,787,486
Tisco Financial Group PCL NVDR	1,838,150	3,607,262
TMB Bank PCL NVDR	69,616,600	4,866,411
True Corp. PCL NVDR[b]	46,123,311	8,258,604
TTW PCL NVDR[b]	8,101,700	2,553,142
Unique Engineering & Construction PCL	3,628,000	1,912,455
VGI Global Media PCL NVDR	14,922,300	2,180,279
Vibhavadi Medical Center PCL NVDR	31,443,800	2,630,413
WHA Corp. PCL NVDR[a,b]	37,295,800	3,312,285

		574,905,317
TURKEY — 1.05%
Akbank TAS	10,808,916	25,893,009
Aksa Akrilik Kimya Sanayii ASb	549,873	1,588,562

Security	Shares	Value
Albaraka Turk Katilim Bankasi AS	5,863,006	$1,987,953
Anadolu Efes Biracilik ve Malt Sanayii AS	1,037,723	5,664,052
Arcelik AS	1,218,817	7,015,354
BIM Birlesik Magazalar AS	1,026,817	14,832,178
Cimsa Cimento Sanayi VE Ticaret AS	467,214	2,210,109
Coca-Cola Icecek AS	430,615	4,161,804
Dogus Otomotiv Servis ve Ticaret ASb	397,055	1,006,976
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,612,161	8,293,655
Eregli Demir ve Celik Fabrikalari TAS	6,974,525	11,420,410
Ford Otomotiv Sanayi AS	381,138	3,847,523
Haci Omer Sabanci Holding AS	4,595,097	12,755,714
Is Gayrimenkul Yatirim Ortakligi ASb	4,298,347	1,836,597
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,b	5,213,845	1,753,471
KOC Holding AS	3,111,754	12,721,169
Otokar Otomotiv Ve Savunma Sanayi ASb	63,449	2,413,707
Petkim Petrokimya Holding AS	4,239,921	5,049,195
Sekerbank TAS[a,b]	4,064,053	1,333,174
Soda Sanayii AS	1,753,818	2,688,066
TAV Havalimanlari Holding AS	963,471	4,029,070
Tekfen Holding ASb	1,098,229	2,388,639
Tofas Turk Otomobil Fabrikasi AS	667,078	4,998,120
Trakya Cam Sanayii AS	2,899,161	2,469,514
Tupras Turkiye Petrol Rafinerileri AS	618,758	14,523,995
Turk Hava Yollari AOa	400,000	602,051
Turk Telekomunikasyon AS	2,841,476	4,511,771
Turkcell Iletisim Hizmetleri ASa	4,281,482	14,021,393
Turkiye Garanti Bankasi AS	11,280,581	26,805,218
Turkiye Halk Bankasi AS	3,108,993	9,658,824
Turkiye Is Bankasi Class C	7,868,682	13,730,499

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Turkiye Sinai Kalkinma Bankasi AS	6,121,083	$2,497,299
Turkiye Sise ve Cam Fabrikalari AS	4,066,409	4,394,179
Turkiye Vakiflar Bankasi Tao Class Db	4,119,299	6,018,383
Ulker Biskuvi Sanayi ASb	838,160	4,267,509
Yapi ve Kredi Bankasi ASa,b	4,793,096	5,086,950
Yazicilar Holding ASb	395,092	1,678,346

		250,154,438
UNITED ARAB EMIRATES — 0.80%
Abu Dhabi Commercial Bank PJSC	9,441,275	18,226,995
Agthia Group PJSC	943,318	1,661,884
Air Arabia PJSC	12,431,096	4,163,444
Al Waha Capital PJSC	5,996,434	3,608,474
Aldar Properties PJSC	14,796,360	9,669,507
Amlak Finance PJSC[a]	5,028,558	1,629,403
Arabtec Holding PJSC[a]	11,592,700	2,904,094
Dana Gas PJSC[a]	20,937,694	2,622,557
Deyaar Development PJSC[a]	10,624,125	1,721,267
DP World Ltd.	811,876	17,187,415
Dubai Islamic Bank PJSC	5,989,394	10,192,978
DXB Entertainments PJSC[a]	15,635,003	4,597,904
Emaar Malls PJSC	8,863,902	6,323,601
Emaar Properties PJSC	16,713,707	33,905,274
Emirates Telecommunications Group Co. PJSC	8,365,694	40,091,549
Eshraq Properties Co. PJSC[a]	7,295,309	2,324,169
First Gulf Bank PJSC	4,378,007	16,272,238
National Bank of Abu Dhabi PJSC	3,464,285	9,904,695
Orascom Construction Ltd.[a]	391,939	2,092,954

		189,100,402

TOTAL COMMON STOCKS
(Cost: $21,382,804,906)		22,634,187,816

PREFERRED STOCKS — 4.12%

BRAZIL — 3.15%
Alpargatas SA	783,800	2,977,986
Banco ABC Brasil SA	458,475	2,682,175
Banco ABC Brasil SA New	17,559	104,981
Banco Bradesco SA	13,205,284	141,858,114

Security	Shares	Value
Banco do Estado do Rio Grande do Sul SA Class B	911,100	$4,867,400
Bradespar SA	1,120,700	8,447,578
Braskem SA Class A	754,400	7,839,843
Centrais Eletricas Brasileiras SA Class B	1,032,700	8,165,998
Cia. Brasileira de Distribuicao	734,500	13,563,814
Cia. de Saneamento do Parana	1,383,600	6,404,320
Cia. Energetica de Minas Gerais	3,529,120	12,126,741
Cia. Energetica de Sao Paulo Class B	935,100	5,371,339
Cia. Energetica do Ceara Class A	79,500	1,194,672
Cia. Paranaense de Energia Class B	478,700	5,185,532
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	478,900	1,928,839
Gerdau SA	4,313,300	17,954,752
Itau Unibanco Holding SA	15,430,313	198,545,622
Itausa-Investimentos Itau SA	18,554,145	59,879,015
Lojas Americanas SA	2,699,310	14,229,728
Marcopolo SA	2,793,300	2,478,145
Metalurgica Gerdau SA	2,930,900	5,520,757
Petroleo Brasileiro SA	18,656,900	91,035,597
Suzano Papel e Celulose SA Class A	2,001,900	8,654,952
Telefonica Brasil SA	2,104,700	31,059,716
Usinas Siderurgicas de Minas Gerais SA Class A	1,954,400	3,097,137
Vale SA	9,160,500	92,782,821

		747,957,574
CHILE — 0.08%
Embotelladora Andina SA Class B	1,226,688	4,695,548
Sociedad Quimica y Minera de Chile SA Series B	461,899	14,511,971

		19,207,519
COLOMBIA — 0.14%
Avianca Holdings SA	2,234,056	2,144,345
Bancolombia SA	2,142,614	20,015,865

CONSOLIDATED SCHEDULES OF INVESTMENTS	39

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Grupo Aval Acciones y Valores SA	17,922,329	$6,960,783
Grupo de Inversiones Suramericana SA	406,416	4,937,043

		34,058,036
RUSSIA — 0.11%
Surgutneftegas OJSC	36,756,700	20,052,683
Transneft PJSC	2,068	6,424,871

		26,477,554
SOUTH KOREA — 0.64%
AmorePacific Corp.	45,177	6,692,149
Hyundai Motor Co.	96,844	8,384,725
Hyundai Motor Co. Series 2	169,757	15,313,035
LG Chem Ltd.	35,004	5,494,769
LG Household & Health Care Ltd.	10,699	5,374,337
Samsung Electronics Co. Ltd.	83,296	110,201,915

		151,460,930

TOTAL PREFERRED STOCKS
(Cost: $811,284,061)		979,161,613

WARRANTS — 0.00%

BRAZIL — 0.00%
Iochpe Maxion SA (Expires 04/01/19)[a]	12,350	6,550

		6,550

TOTAL WARRANTS
(Cost: $0)		6,550

RIGHTS — 0.01%

BRAZIL — 0.00%
Itausa – Investimentos Itau SAa	299,343	379,110

		379,110
INDIA — 0.00%
Canara Bank Ltd.[a]	70,021	92,933

		92,933
MALAYSIA — 0.00%
IOI Properties Group Bhd[a]	2,268,168	372,920

		372,920
SOUTH KOREA — 0.01%
Korean Air Lines Co. Ltd.[a]	35,607	255,067

Security	Shares	Value
Samsung Securities Co. Ltd.[a]	26,870	$162,776

		417,843

TOTAL RIGHTS
(Cost: $0)		1,262,806

SHORT-TERM INVESTMENTS — 5.43%

MONEY MARKET FUNDS — 5.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	1,262,037,322	1,262,542,136
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	26,850,691	26,850,691

		1,289,392,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,288,967,800)		1,289,392,827

TOTAL INVESTMENTS IN SECURITIES — 104.91%
(Cost: $23,483,056,767)[h]		24,904,011,612
Other Assets, Less Liabilities — (4.91)%		(1,166,348,795)

NET ASSETS — 100.00%		$23,737,662,817

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $23,997,898,485. Net unrealized appreciation was $906,113,127, of which $2,387,685,048 represented gross unrealized appreciation on securities and $1,481,571,921 represented gross unrealized depreciation on securities.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Emerging Markets E-Mini	2,192	Mar. 2017	ICE Futures U.S.	$96,534,861	$102,015,680	$5,480,819

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the consolidated schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$22,619,193,642	$11,963,606	$3,030,568	$22,634,187,816
Preferred stocks	979,161,613	—	—	979,161,613
Warrants	6,550	—	—	6,550
Rights	—	1,262,806	—	1,262,806
Money market funds	1,289,392,827	—	—	1,289,392,827

Total	$24,887,754,632	$13,226,412	$3,030,568	$24,904,011,612

Derivative financial instruments[a]:
Assets:
Futures contracts	$5,480,819	$—	$—	$5,480,819

Total	$5,480,819	$—	$—	$5,480,819

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	41

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 92.01%

BRAZIL — 9.88%
AES Tiete Energia SA	10,500	$54,238
Ambev SA	430,565	2,469,071
Banco Bradesco SA	66,326	695,666
Banco do Brasil SA	73,589	782,962
Banco Santander Brasil SA Units	42,000	463,877
BB Seguridade Participacoes SA	63,000	579,576
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	168,069	1,027,539
BR Malls Participacoes SAa	54,820	262,910
BRF SA	52,500	685,487
CCR SA	115,500	671,615
Centrais Eletricas Brasileiras SAa	21,000	145,063
CETIP SA – Mercados Organizados	21,560	324,682
Cia. de Saneamento Basico do Estado de Sao Paulo	31,500	332,922
Cia. Siderurgica Nacional SAa	52,500	202,170
Cielo SA	90,401	792,716
Cosan SA Industria e Comercio	10,500	134,667
CPFL Energia SA	12,554	103,063
Duratex SA	31,548	85,588
EDP – Energias do Brasil SA	31,500	139,021
Embraer SA	63,000	363,095
Engie Brasil Energia SA	21,000	249,624
Equatorial Energia SA	21,000	401,774
Fibria Celulose SA	21,041	179,772
Hypermarcas SA	31,500	274,296
JBS SA	63,052	237,129
Klabin SA Units	52,500	261,572
Kroton Educacional SA	126,064	553,936
Localiza Rent A Car SA	10,560	130,787
Lojas Americanas SA	10,500	45,227
Lojas Renner SA	63,000	517,406
Multiplan Empreendimentos Imobiliarios SA	10,500	216,987
Multiplan Empreendimentos Imobiliarios SA New[a]	510	10,803
Natura Cosmeticos SA	10,500	86,471
Odontoprev SA	21,000	80,665
Petroleo Brasileiro SAa	273,000	1,400,540
Porto Seguro SA	10,500	97,541
Qualicorp SA	21,000	133,047
Raia Drogasil SA	21,050	401,919

Security	Shares	Value
Rumo Logistica Operadora Multimodal SAa	73,500	$202,710
Sul America SA	21,072	131,539
TIM Participacoes SA	84,069	263,746
Ultrapar Participacoes SA	31,500	662,199
Vale SA	115,500	1,214,773
WEG SA	52,940	288,949

		18,359,340
CHINA — 56.65%
3SBio Inc.[a,b,c]	105,000	127,827
58.com Inc. ADR[a]	7,423	271,682
AAC Technologies Holdings Inc.	52,500	552,902
Agricultural Bank of China Ltd. Class H	2,205,000	1,016,934
Air China Ltd. Class H	210,000	162,049
Alibaba Group Holding Ltd. ADR[a,c]	102,480	10,545,192
Alibaba Health Information Technology Ltd.[a]	288,000	126,517
Alibaba Pictures Group Ltd.[a]	1,050,000	175,846
Aluminum Corp. of China Ltd. Class Ha,c	420,000	209,393
Anhui Conch Cement Co. Ltd. Class Hc	105,000	365,896
ANTA Sports Products Ltd.[c]	105,040	317,997
AviChina Industry & Technology Co. Ltd. Class H	210,000	152,851
Baidu Inc.[a]	24,780	4,314,941
Bank of China Ltd. Class H	7,245,000	3,668,024
Bank of Communications Co. Ltd. Class H	840,200	670,000
Beijing Capital International Airport Co. Ltd. Class H	210,000	225,084
Beijing Enterprises Holdings Ltd.	52,500	274,591
Beijing Enterprises Water Group Ltd.	420,000	300,292
Belle International Holdings Ltd.	525,000	361,838
Brilliance China Automotive Holdings Ltd.	210,000	330,050
Byd Co. Ltd. Class Hc	52,500	308,746
CGN Power Co. Ltd. Class Hb	945,000	287,306
China Cinda Asset Management Co. Ltd. Class H	735,000	289,741
China CITIC Bank Corp. Ltd. Class H	840,000	576,777

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2017

Security	Shares	Value
China Coal Energy Co. Ltd. Class Ha	210,000	$111,189
China Communications Construction Co. Ltd. Class H	430,000	555,057
China Communications Services Corp. Ltd. Class H	210,800	140,942
China Conch Venture Holdings Ltd.	105,000	208,040
China Construction Bank Corp. Class H	7,665,370	6,310,084
China Everbright Bank Co. Ltd. Class H	324,000	164,036
China Everbright International Ltd.	210,000	272,156
China Evergrande Group[c]	420,000	315,442
China Galaxy Securities Co. Ltd. Class H	262,500	257,345
China Gas Holdings Ltd.	210,000	311,654
China Huarong Asset Management Co. Ltd. Class Ha,b	525,000	207,634
China Huishan Dairy Holdings Co. Ltd.[c]	315,000	115,247
China Jinmao Holdings Group Ltd.[c]	246,000	76,375
China Life Insurance Co. Ltd. Class H	630,000	1,919,433
China Longyuan Power Group Corp. Ltd.	315,000	270,263
China Medical System Holdings Ltd.	105,000	170,977
China Mengniu Dairy Co. Ltd.	210,000	413,916
China Merchants Bank Co. Ltd. Class H	367,956	978,852
China Merchants Port Holdings Co. Ltd.	210,000	585,704
China Minsheng Banking Corp. Ltd. Class H	525,000	599,231
China Mobile Ltd.	577,500	6,368,350
China National Building Material Co. Ltd. Class H	210,000	153,122
China Oilfield Services Ltd. Class H	210,000	209,393
China Overseas Land & Investment Ltd.	420,800	1,295,612
China Pacific Insurance Group Co. Ltd. Class H	231,000	846,633

Security	Shares	Value
China Petroleum & Chemical Corp. Class H	2,310,600	$1,791,936
China Power International Development Ltd.	315,000	122,146
China Railway Construction Corp. Ltd. Class H	169,500	239,758
China Railway Group Ltd. Class H	315,000	275,538
China Resources Beer Holdings Co. Ltd.[a]	210,000	476,679
China Resources Gas Group Ltd.[c]	89,000	271,731
China Resources Land Ltd.	238,444	651,214
China Resources Power Holdings Co. Ltd.	210,200	380,732
China Shenhua Energy Co. Ltd. Class H	315,000	659,019
China Southern Airlines Co. Ltd. Class H	210,000	136,619
China State Construction International Holdings Ltd.	210,000	343,577
China Taiping Insurance Holdings Co. Ltd.[a]	147,040	344,374
China Telecom Corp. Ltd. Class H	1,260,000	592,468
China Unicom Hong Kong Ltd.	421,900	513,077
China Vanke Co. Ltd. Class H	115,501	290,149
Chongqing Changan Automobile Co. Ltd. Class B	78,200	110,413
Chongqing Rural Commercial Bank Co. Ltd. Class H	210,000	147,441
CITIC Ltd.	420,000	602,748
CITIC Securities Co. Ltd. Class H	210,000	449,085
CNOOC Ltd.	1,575,000	1,862,621
COSCO SHIPPING Ports Ltd.	210,000	234,011
Country Garden Holdings Co. Ltd.[c]	525,046	376,074
CRRC Corp. Ltd. Class H	390,400	374,686
CSPC Pharmaceutical Group Ltd.	420,000	514,013
Ctrip.com International Ltd.[a]	34,230	1,623,871
Dongfeng Motor Group Co. Ltd. Class H	210,000	249,161
ENN Energy Holdings Ltd.	74,000	357,490
Far East Horizon Ltd.	210,000	202,088
Fosun International Ltd.	210,000	330,050
Fullshare Holdings Ltd.[c]	525,000	203,576
Fuyao Glass Industry Group Co. Ltd. Class Hb	42,000	130,938

CONSOLIDATED SCHEDULES OF INVESTMENTS	43

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2017

Security	Shares	Value
GCL-Poly Energy Holdings Ltd.[a,c]	1,155,000	$157,721
Geely Automobile Holdings Ltd.	525,000	714,207
GF Securities Co. Ltd. Class H	126,000	277,567
GOME Electrical Appliances Holding Ltd.[c]	1,086,400	151,152
Great Wall Motor Co. Ltd. Class H	262,500	322,611
Guangdong Investment Ltd.	210,000	286,224
Guangzhou Automobile Group Co. Ltd. Class H	210,454	352,996
Guangzhou R&F Properties Co. Ltd. Class H	84,000	116,005
Haier Electronics Group Co. Ltd.	125,000	229,953
Haitong Securities Co. Ltd. Class H	294,000	538,577
Hanergy Thin Film Power Group Ltd.[a]	7,709	—
Hengan International Group Co. Ltd.	52,500	448,409
HengTen Networks Group Ltd.[a]	1,680,000	41,337
Huaneng Power International Inc. Class H	420,000	286,224
Huaneng Renewables Corp. Ltd. Class H	420,000	142,841
Huatai Securities Co. Ltd. Class Hb	126,000	257,115
Industrial & Commercial Bank of China Ltd. Class H	6,720,050	4,406,477
JD.com Inc. ADR[a,c]	60,795	1,858,503
Jiangxi Copper Co. Ltd. Class H	105,000	176,929
Kingsoft Corp. Ltd.	105,000	231,035
Kunlun Energy Co. Ltd.	210,000	182,610
Lenovo Group Ltd.	630,000	378,205
Longfor Properties Co. Ltd.	105,000	168,001
Netease Inc.	7,350	2,242,191
New China Life Insurance Co. Ltd. Class H	63,000	310,437
New Oriental Education & Technology Group Inc. ADR[a]	12,390	599,800
Nine Dragons Paper (Holdings) Ltd.	105,000	133,238
People’s Insurance Co. Group of China Ltd. (The) Class H	630,000	258,900
PetroChina Co. Ltd. Class H	1,890,000	1,438,966
PICC Property & Casualty Co. Ltd. Class H	421,548	644,070

Security	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	472,500	$2,520,016
Qunar Cayman Islands Ltd. ADR[a,c]	3,360	102,178
Semiconductor Manufacturing International Corp.[a,c]	238,200	309,930
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	184,000	110,697
Shanghai Electric Group Co. Ltd. Class Ha	214,000	110,826
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	56,000	192,620
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	79,871	117,810
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	63,000	162,320
Shenzhou International Group Holdings Ltd.	55,000	328,762
Shimao Property Holdings Ltd.	105,000	150,687
SINA Corp./China[a]	5,145	357,732
Sino Biopharmaceutical Ltd.	420,000	362,514
Sino-Ocean Group Holding Ltd.	262,500	130,532
Sinopec Engineering Group Co. Ltd. Class H	105,000	95,363
Sinopec Shanghai Petrochemical Co. Ltd. Class H	211,000	127,756
Sinopharm Group Co. Ltd. Class H	126,000	582,728
Sinotrans Ltd. Class H	210,000	95,228
SOHO China Ltd.	210,000	108,754
Sun Art Retail Group Ltd.	210,000	202,359
Sunac China Holdings Ltd.	210,000	218,320
Sunny Optical Technology Group Co. Ltd.	105,000	675,656
TAL Education Group Class A ADR[a]	3,885	335,936
Tencent Holdings Ltd.	514,500	13,720,088
Tingyi Cayman Islands Holding Corp.	210,000	235,364
TravelSky Technology Ltd. Class H	105,000	229,142
Tsingtao Brewery Co. Ltd. Class H	40,000	183,962
Vipshop Holdings Ltd. ADR[a]	37,275	484,948

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2017

Security	Shares	Value
Want Want China Holdings Ltd.[c]	525,000	$338,166
Weibo Corp. ADR[a,c]	2,730	137,920
Weichai Power Co. Ltd. Class H	40,550	71,358
Yanzhou Coal Mining Co. Ltd. Class Hc	210,000	168,813
Yum China Holdings Inc.[a]	33,180	882,256
YY Inc. ADR[a]	2,730	120,912
Zhuzhou CRRC Times Electric Co. Ltd. Class H	58,500	315,016
Zijin Mining Group Co. Ltd. Class H	451,000	170,234
ZTE Corp. Class H	63,048	102,664

		105,258,314
INDIA — 17.92%
ACC Ltd.	4,830	102,183
Adani Ports & Special Economic Zone Ltd.	75,077	339,552
Ambuja Cements Ltd.	54,075	185,886
Apollo Hospitals Enterprise Ltd.	6,300	122,910
Ashok Leyland Ltd.	97,672	132,706
Asian Paints Ltd.	26,565	407,800
Aurobindo Pharma Ltd.	24,047	244,079
Axis Bank Ltd.	150,675	1,144,198
Bajaj Auto Ltd.	8,085	333,961
Bajaj Finance Ltd.	14,700	244,167
Bajaj Finserv Ltd.	3,255	190,959
Bharat Forge Ltd.	9,030	142,578
Bharat Heavy Electricals Ltd.	50,610	123,228
Bharat Petroleum Corp. Ltd.	45,360	455,546
Bharti Airtel Ltd.	90,720	496,508
Bharti Infratel Ltd.	50,746	216,199
Bosch Ltd.	735	237,770
Cadila Healthcare Ltd.	17,115	112,935
Cairn India Ltd.	39,270	167,218
Cipla Ltd.	30,555	267,315
Coal India Ltd.	64,123	309,376
Container Corp. of India Ltd.	2,861	52,140
Dabur India Ltd.	49,140	203,944
Divi’s Laboratories Ltd.	7,350	83,598
Dr. Reddy’s Laboratories Ltd.	10,398	444,160
Eicher Motors Ltd.	1,260	455,703
GAIL (India) Ltd.	26,985	209,065
Glenmark Pharmaceuticals Ltd.	12,390	171,870
Godrej Consumer Products Ltd.	11,445	282,854
Grasim Industries Ltd.	15,750	233,752

Security	Shares	Value
Havells India Ltd.	21,210	$129,100
HCL Technologies Ltd.	51,450	647,841
Hero Motocorp Ltd.	4,830	227,178
Hindalco Industries Ltd.	104,581	288,967
Hindustan Petroleum Corp. Ltd.	36,225	291,972
Hindustan Unilever Ltd.	59,955	778,118
Housing Development Finance Corp. Ltd.	136,395	2,800,831
ICICI Bank Ltd.	97,650	404,468
Idea Cellular Ltd.	113,190	196,542
IDFC Bank Ltd.	121,380	113,705
Indiabulls Housing Finance Ltd.	27,405	357,890
Infosys Ltd.	167,370	2,539,697
ITC Ltd.	309,330	1,215,645
JSW Steel Ltd.	77,700	217,720
Larsen & Toubro Ltd.	29,400	647,411
LIC Housing Finance Ltd.	26,880	225,938
Lupin Ltd.	19,845	438,460
Mahindra & Mahindra Financial Services Ltd.	25,709	112,383
Mahindra & Mahindra Ltd.	34,794	684,290
Marico Ltd.	44,100	185,869
Maruti Suzuki India Ltd.	9,660	857,500
Motherson Sumi Systems Ltd.	35,805	187,937
Nestle India Ltd.	2,205	206,698
NTPC Ltd.	149,310	364,666
Oil & Natural Gas Corp. Ltd.	115,717	335,693
Piramal Enterprises Ltd.	6,930	191,617
Power Finance Corp. Ltd.	63,218	128,864
Reliance Industries Ltd.	117,915	2,188,061
Shree Cement Ltd.	840	202,843
Shriram Transport Finance Co. Ltd.	12,964	180,551
Siemens Ltd.	7,143	129,261
State Bank of India	139,975	564,778
Sun Pharmaceuticals Industries Ltd.	88,095	896,547
Tata Consultancy Services Ltd.	42,840	1,583,575
Tata Motors Ltd.	143,854	984,810
Tata Motors Ltd. Class A	34,150	141,271
Tata Power Co. Ltd.	97,023	120,118
Tata Steel Ltd.	25,200	182,318
Tech Mahindra Ltd.	37,275	279,009
Titan Co. Ltd.	25,935	169,949
Ultratech Cement Ltd.	7,770	439,580

CONSOLIDATED SCHEDULES OF INVESTMENTS	45

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2017

Security	Shares	Value
United Spirits Ltd.[a]	6,195	$217,748
UPL Ltd.	32,235	347,045
Vedanta Ltd.	94,185	365,764
Wipro Ltd.	53,763	393,883
Yes Bank Ltd.	27,825	605,847
Zee Entertainment Enterprises Ltd.	54,285	414,509

		33,298,627
RUSSIA — 7.56%
Alrosa PJSC	220,500	349,034
Gazprom PJSC	664,654	1,501,709
Gazprom PJSC ADR	158,550	707,212
Inter RAO UES PJSC	2,730,000	185,445
Lukoil PJSC	19,530	1,031,875
Lukoil PJSC ADR	19,635	1,040,655
Magnit PJSC GDR[d]	28,245	1,029,813
MMC Norilsk Nickel PJSC	5,040	800,035
Mobile TeleSystems PJSC ADR	45,885	471,239
Moscow Exchange MICEX-RTS PJSC	127,050	269,857
Novatek PJSC GDR[d]	8,400	1,087,800
PhosAgro PJSC GDR[d]	8,715	120,267
Rosneft Oil Co. PJSC	97,602	556,020
Rostelecom PJSC	83,590	112,433
RusHydro PJSC	9,450,200	155,557
Sberbank of Russia PJSC	878,900	2,352,006
Sberbank of Russia PJSC ADR	25,725	280,660
Severstal PJSC	18,900	270,225
Sistema PJSC FC GDR[d]	15,330	136,590
Surgutneftegas OJSC	357,010	177,844
Surgutneftegas OJSC ADR	31,185	157,172
Tatneft PJSC Class S	132,303	771,591
VTB Bank PJSC	434,186,001	494,249

		14,059,288

TOTAL COMMON STOCKS
(Cost: $162,698,665)		170,975,569

PREFERRED STOCKS — 7.72%

BRAZIL — 7.28%
Banco Bradesco SA	262,585	2,820,826
Braskem SA Class A	10,500	109,118
Centrais Eletricas Brasileiras SA Class B	21,082	166,704
Cia. Brasileira de Distribuicao	10,556	194,935

Security	Shares	Value
Cia. Energetica de Minas Gerais	63,032	$216,590
Cia. Paranaense de Energia Class B	10,500	113,742
Gerdau SA	84,000	349,662
Itau Unibanco Holding SA	290,071	3,732,415
Itausa-Investimentos Itau SA	367,589	1,186,305
Lojas Americanas SA	63,104	332,660
Petroleo Brasileiro SA	357,014	1,742,035
Suzano Papel e Celulose SA Class A	31,500	136,186
Telefonica Brasil SA	42,064	620,752
Vale SA	178,500	1,807,951

		13,529,881
RUSSIA — 0.44%
Surgutneftegas OJSC	651,000	355,154
Transneft PJSC	147	456,700

		811,854

TOTAL PREFERRED STOCKS
(Cost: $12,962,326)		14,341,735

RIGHTS — 0.01%

BRAZIL — 0.01%
Itausa – Investimentos Itau SAa	5,793	7,337

		7,337

TOTAL RIGHTS
(Cost: $0)		7,337

SHORT-TERM INVESTMENTS — 8.08%

MONEY MARKET FUNDS — 8.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	15,011,865	15,017,870

		15,017,870

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,014,098)		15,017,870

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 107.82%
(Cost: $190,675,089)[h]	$200,342,511
Other Assets, Less Liabilities — (7.82)%	(14,525,876)

NET ASSETS — 100.00%	$185,816,635

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $198,733,100. Net unrealized appreciation was $1,609,411, of which $33,620,749 represented gross unrealized appreciation on securities and $32,011,338 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the consolidated schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$170,975,569	$—	$0	[a]	$170,975,569
Preferred stocks	14,341,735	—	—		14,341,735
Rights	—	7,337	—		7,337
Money market funds	15,017,870	—	—		15,017,870

Total	$200,335,174	$7,337	$0	[a]	$200,342,511

[a]	Rounds to less than $1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	47

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 98.53%

CHINA — 37.90%
3SBio Inc.[a,b,c]	101,500	$123,566
58.com Inc. ADR[a]	8,467	309,892
AAC Technologies Holdings Inc.	73,500	774,063
Agricultural Bank of China Ltd. Class H	2,458,000	1,133,616
Air China Ltd. Class H	182,000	140,443
Alibaba Group Holding Ltd. ADR[a]	112,026	11,527,475
Alibaba Health Information Technology Ltd.[a,c]	324,000	142,331
Alibaba Pictures Group Ltd.[a,c]	1,130,000	189,244
Aluminum Corp. of China Ltd. Class Ha,c	372,000	185,462
Anhui Conch Cement Co. Ltd. Class Hc	123,500	430,363
ANTA Sports Products Ltd.[c]	100,000	302,739
AviChina Industry & Technology Co. Ltd. Class H	212,000	154,307
Baidu Inc.[a]	27,164	4,730,067
Bank of China Ltd. Class H	7,896,000	3,997,614
Bank of Communications Co. Ltd. Class H	874,000	696,953
Beijing Capital International Airport Co. Ltd. Class H	150,000	160,774
Beijing Enterprises Holdings Ltd.	50,500	264,131
Beijing Enterprises Water Group Ltd.[c]	434,000	310,302
Belle International Holdings Ltd.	632,000	435,584
Brilliance China Automotive Holdings Ltd.	302,000	474,644
Byd Co. Ltd. Class Hc	64,000	376,376
CGN Power Co. Ltd. Class Hb	1,060,000	322,269
China Cinda Asset Management Co. Ltd. Class H	883,000	348,083
China CITIC Bank Corp. Ltd. Class H	894,000	613,855
China Coal Energy Co. Ltd. Class Ha	205,000	108,542
China Communications Construction Co. Ltd. Class H	442,000	570,547
China Communications Services Corp. Ltd. Class H	238,000	159,128
China Conch Venture Holdings Ltd.	135,500	268,471

Security	Shares	Value
China Construction Bank Corp. Class H	8,381,000	$6,899,186
China Everbright Bank Co. Ltd. Class H	307,000	155,429
China Everbright International Ltd.[c]	246,000	318,812
China Everbright Ltd.	92,000	182,520
China Evergrande Group[c]	411,000	308,682
China Galaxy Securities Co. Ltd. Class H	295,000	289,206
China Gas Holdings Ltd.	172,000	255,260
China Huarong Asset Management Co. Ltd. Class Ha,b	587,000	232,155
China Huishan Dairy Holdings Co. Ltd.[c]	404,000	147,809
China Jinmao Holdings Group Ltd.[c]	370,000	114,874
China Life Insurance Co. Ltd. Class H	743,000	2,263,712
China Longyuan Power Group Corp. Ltd.	317,000	271,979
China Medical System Holdings Ltd.[c]	124,000	201,916
China Mengniu Dairy Co. Ltd.	274,000	540,061
China Merchants Bank Co. Ltd. Class H	389,831	1,037,045
China Merchants Port Holdings Co. Ltd.	130,000	362,579
China Minsheng Banking Corp. Ltd. Class H	587,800	670,910
China Mobile Ltd.	612,500	6,754,311
China National Building Material Co. Ltd. Class H	288,000	209,996
China Oilfield Services Ltd. Class H	180,000	179,479
China Overseas Land & Investment Ltd.	384,000	1,182,307
China Pacific Insurance Group Co. Ltd. Class H	263,200	964,649
China Petroleum & Chemical Corp. Class H	2,548,600	1,976,512
China Power International Development Ltd.	333,000	129,125
China Railway Construction Corp. Ltd. Class H	197,000	278,657
China Railway Group Ltd. Class H	399,000	349,015
China Resources Beer Holdings Co. Ltd.[a]	162,000	367,724

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2017

Security	Shares	Value
China Resources Gas Group Ltd.	88,000	$268,678
China Resources Land Ltd.	277,777	758,636
China Resources Power Holdings Co. Ltd.	192,000	347,766
China Shenhua Energy Co. Ltd. Class H	339,500	710,276
China Southern Airlines Co. Ltd. Class H	182,000	118,403
China State Construction International Holdings Ltd.	180,000	294,495
China Taiping Insurance Holdings Co. Ltd.[a]	161,500	378,240
China Telecom Corp. Ltd. Class H	1,388,000	652,655
China Unicom Hong Kong Ltd.	600,000	729,667
China Vanke Co. Ltd. Class H	131,400	330,089
Chongqing Changan Automobile Co. Ltd. Class B	84,600	119,449
Chongqing Rural Commercial Bank Co. Ltd. Class H	251,000	176,227
CITIC Ltd.	436,000	625,710
CITIC Securities Co. Ltd. Class H	216,000	461,916
CNOOC Ltd.	1,785,000	2,110,970
COSCO SHIPPING Ports Ltd.	164,000	182,752
Country Garden Holdings Co. Ltd.[c]	539,828	386,662
CRRC Corp. Ltd. Class H	414,750	398,056
CSPC Pharmaceutical Group Ltd.	424,000	518,908
Ctrip.com International Ltd.[a]	37,345	1,771,647
Dongfeng Motor Group Co. Ltd. Class H	272,000	322,723
ENN Energy Holdings Ltd.	76,000	367,152
Far East Horizon Ltd.	197,000	189,578
Fosun International Ltd.[c]	258,500	406,276
Fullshare Holdings Ltd.[c]	680,000	263,680
Fuyao Glass Industry Group Co. Ltd. Class Hb	47,600	148,396
GCL-Poly Energy Holdings Ltd.[a,c]	1,300,000	177,521
Geely Automobile Holdings Ltd.[c]	530,000	721,009
GF Securities Co. Ltd. Class H	135,800	299,156
GOME Electrical Appliances Holding Ltd.[c]	1,206,000	167,792
Great Wall Motor Co. Ltd. Class H	310,000	380,988
Guangdong Investment Ltd.	282,000	384,358
Guangzhou Automobile Group Co. Ltd. Class H	202,000	338,816
Guangzhou R&F Properties Co. Ltd. Class H	96,800	133,681

Security	Shares	Value
Haier Electronics Group Co. Ltd.	125,000	$229,953
Haitian International Holdings Ltd.	63,000	132,453
Haitong Securities Co. Ltd. Class H	306,400	561,293
Hanergy Thin Film Power Group Ltd.[a]	2,513	—
Hengan International Group Co. Ltd.[c]	73,000	623,502
HengTen Networks Group Ltd.[a]	2,336,000	57,479
Huaneng Power International Inc. Class H	424,000	288,950
Huaneng Renewables Corp. Ltd. Class H	398,000	135,359
Huatai Securities Co. Ltd. Class Hb	145,800	297,518
Industrial & Commercial Bank of China Ltd. Class H	7,341,000	4,813,646
JD.com Inc. ADR[a]	67,281	2,056,780
Jiangsu Expressway Co. Ltd. Class H	122,000	160,939
Jiangxi Copper Co. Ltd. Class H	124,000	208,944
Kingsoft Corp. Ltd.	78,000	171,626
Kunlun Energy Co. Ltd.[c]	322,000	280,002
Lenovo Group Ltd.[c]	722,000	433,435
Longfor Properties Co. Ltd.	145,500	232,801
Netease Inc.	7,928	2,418,516
New China Life Insurance Co. Ltd. Class H	77,400	381,394
New Oriental Education & Technology Group Inc. ADR[a]	13,366	647,048
Nine Dragons Paper (Holdings) Ltd.	163,000	206,835
People’s Insurance Co. Group of China Ltd. (The) Class H	697,000	286,434
PetroChina Co. Ltd. Class H	2,108,000	1,604,942
PICC Property & Casualty Co. Ltd. Class H	459,160	701,536
Ping An Insurance Group Co. of China Ltd. Class H	521,000	2,778,685
Qunar Cayman Islands Ltd. ADR[a]	3,584	108,989
Semiconductor Manufacturing International Corp.[a,c]	274,300	356,901
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	188,000	113,103
Shanghai Electric Group Co. Ltd. Class Ha	282,000	146,042
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	40,500	139,305

CONSOLIDATED SCHEDULES OF INVESTMENTS	49

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2017

Security	Shares	Value
Shanghai Industrial Holdings Ltd.	49,000	$136,664
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	89,780	132,425
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	68,700	177,006
Shenzhou International Group Holdings Ltd.	56,000	334,740
Shimao Property Holdings Ltd.	120,000	172,214
SINA Corp./China[a]	5,687	395,417
Sino Biopharmaceutical Ltd.	444,000	383,230
Sino-Ocean Group Holding Ltd.	299,000	148,682
Sinopec Engineering Group Co. Ltd. Class H	123,500	112,165
Sinopec Shanghai Petrochemical Co. Ltd. Class H	349,000	211,312
Sinopharm Group Co. Ltd. Class H	119,200	551,280
Sinotrans Ltd. Class H	207,000	93,867
SOHO China Ltd.	207,000	107,201
Sun Art Retail Group Ltd.	238,000	229,340
Sunac China Holdings Ltd.	193,000	200,647
Sunny Optical Technology Group Co. Ltd.[c]	71,000	456,872
TAL Education Group Class A ADR[a]	4,314	373,032
Tencent Holdings Ltd.	567,500	15,133,431
Tingyi Cayman Islands Holding Corp.[c]	196,000	219,673
TravelSky Technology Ltd. Class H	93,000	202,954
Tsingtao Brewery Co. Ltd. Class H	36,000	165,566
Vipshop Holdings Ltd. ADR[a]	40,434	526,046
Want Want China Holdings Ltd.[c]	570,000	367,152
Weibo Corp. ADR[a]	3,038	153,480
Weichai Power Co. Ltd. Class H	97,600	171,752
Yanzhou Coal Mining Co. Ltd. Class Hc	186,000	149,520
Yum China Holdings Inc.[a]	36,830	979,310
YY Inc. ADR[a]	2,952	130,744
Zhejiang Expressway Co. Ltd. Class H	142,000	159,700
Zhuzhou CRRC Times Electric Co. Ltd. Class H	54,500	293,477
Zijin Mining Group Co. Ltd. Class H	574,000	216,661
ZTE Corp. Class H	75,360	122,713

		115,319,762

Security	Shares	Value
INDIA — 12.03%
ACC Ltd.	4,583	$96,958
Adani Ports & Special Economic Zone Ltd.	82,701	374,033
Ambuja Cements Ltd.	59,437	204,319
Apollo Hospitals Enterprise Ltd.	7,618	148,623
Ashok Leyland Ltd.	114,181	155,136
Asian Paints Ltd.	28,848	442,846
Aurobindo Pharma Ltd.	26,377	267,728
Axis Bank Ltd.	167,044	1,268,502
Bajaj Auto Ltd.	8,398	346,890
Bajaj Finance Ltd.	16,141	268,102
Bajaj Finserv Ltd.	3,806	223,284
Bharat Forge Ltd.	10,466	165,252
Bharat Heavy Electricals Ltd.	58,780	143,120
Bharat Petroleum Corp. Ltd.	50,583	508,000
Bharti Airtel Ltd.	99,935	546,942
Bharti Infratel Ltd.	55,514	236,513
Bosch Ltd.	728	235,505
Cadila Healthcare Ltd.	20,490	135,205
Cairn India Ltd.	44,859	191,017
Cipla Ltd.	34,582	302,546
Coal India Ltd.	68,323	329,640
Container Corp. of India Ltd.	3,149	57,388
Dabur India Ltd.	52,717	218,789
Divi’s Laboratories Ltd.	8,157	92,777
Dr. Reddy’s Laboratories Ltd.	11,430	488,243
Eicher Motors Ltd.	1,332	481,743
GAIL (India) Ltd.	31,738	245,889
Glenmark Pharmaceuticals Ltd.	13,811	191,582
Godrej Consumer Products Ltd.	11,875	293,481
Grasim Industries Ltd.	18,178	269,787
Havells India Ltd.	24,997	152,150
HCL Technologies Ltd.	56,378	709,893
Hero Motocorp Ltd.	4,997	235,033
Hindalco Industries Ltd.	111,456	307,963
Hindustan Petroleum Corp. Ltd.	40,619	327,387
Hindustan Unilever Ltd.	64,846	841,595
Housing Development Finance Corp. Ltd.	150,206	3,084,436
ICICI Bank Ltd.	110,588	458,057
Idea Cellular Ltd.	126,096	218,952
IDFC Bank Ltd.	135,819	127,231
Indiabulls Housing Finance Ltd.	29,540	385,772
Infosys Ltd.	183,597	2,785,928
ITC Ltd.	338,512	1,330,326

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2017

Security	Shares	Value
JSW Steel Ltd.	84,394	$236,477
Larsen & Toubro Ltd.	31,714	698,368
LIC Housing Finance Ltd.	29,816	250,616
Lupin Ltd.	22,105	488,393
Mahindra & Mahindra Financial Services Ltd.	27,865	121,807
Mahindra & Mahindra Ltd.	37,226	732,120
Marico Ltd.	45,010	189,704
Maruti Suzuki India Ltd.	10,570	938,279
Motherson Sumi Systems Ltd.	42,015	220,533
Nestle India Ltd.	2,303	215,884
NTPC Ltd.	165,011	403,013
Oil & Natural Gas Corp. Ltd.	128,411	372,518
Piramal Enterprises Ltd.	7,733	213,821
Power Finance Corp. Ltd.	63,483	129,404
Reliance Industries Ltd.	129,633	2,405,503
Shree Cement Ltd.	832	200,911
Shriram Transport Finance Co. Ltd.	14,731	205,160
Siemens Ltd.	7,120	128,844
State Bank of India	155,244	626,386
Sun Pharmaceuticals Industries Ltd.	95,942	976,407
Tata Consultancy Services Ltd.	47,248	1,746,516
Tata Motors Ltd.	158,042	1,081,940
Tata Motors Ltd. Class A	37,992	157,164
Tata Power Co. Ltd.	111,045	137,477
Tata Steel Ltd.	30,124	217,943
Tech Mahindra Ltd.	44,157	330,522
Titan Co. Ltd.	30,988	203,061
Ultratech Cement Ltd.	8,778	496,607
United Spirits Ltd.[a]	6,537	229,769
UPL Ltd.	35,501	382,207
Vedanta Ltd.	103,695	402,696
Wipro Ltd.	60,678	444,544
Yes Bank Ltd.	31,148	678,201
Zee Entertainment Enterprises Ltd.	57,579	439,661

		36,597,019
INDONESIA — 3.48%
Adaro Energy Tbk PT	1,436,500	182,579
AKR Corporindo Tbk PT	179,200	85,327
Astra International Tbk PT	2,022,800	1,243,773
Bank Central Asia Tbk PT	1,232,100	1,427,410
Bank Danamon Indonesia Tbk PT	331,200	122,933
Bank Mandiri Persero Tbk PT	933,600	791,068
Bank Negara Indonesia Persero Tbk PT	747,000	350,086

Security	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	1,109,900	$994,549
Bumi Serpong Damai Tbk PT	771,100	105,812
Charoen Pokphand Indonesia Tbk PT	731,300	169,993
Gudang Garam Tbk PT	48,000	237,013
Hanjaya Mandala Sampoerna Tbk PT	931,100	270,198
Indocement Tunggal Prakarsa Tbk PT	146,200	166,087
Indofood CBP Sukses Makmur Tbk PT	233,700	145,887
Indofood Sukses Makmur Tbk PT	438,600	267,219
Jasa Marga Persero Tbk PT	220,098	78,889
Kalbe Farma Tbk PT	2,102,000	241,156
Lippo Karawaci Tbk PT	1,844,900	101,680
Matahari Department Store Tbk PT	247,600	253,430
Media Nusantara Citra Tbk PT	518,600	64,553
Pakuwon Jati Tbk PT	2,395,700	105,989
Perusahaan Gas Negara Persero Tbk PT	1,088,700	231,030
Semen Indonesia Persero Tbk PT	295,800	213,488
Summarecon Agung Tbk PT	1,002,400	102,976
Surya Citra Media Tbk PT	581,000	128,521
Telekomunikasi Indonesia Persero Tbk PT	5,043,100	1,455,904
Tower Bersama Infrastructure Tbk PT	238,400	89,382
Unilever Indonesia Tbk PT	152,600	482,596
United Tractors Tbk PT	167,700	309,973
Waskita Karya Persero Tbk PT	478,500	88,983
XL Axiata Tbk PTa	379,500	85,086

		10,593,570
MALAYSIA — 3.41%
AirAsia Bhd	150,500	91,520
Alliance Financial Group Bhd	100,200	85,982
AMMB Holdings Bhd	180,500	188,224
Astro Malaysia Holdings Bhd	154,600	99,236
Axiata Group Bhd[c]	268,300	267,696
Berjaya Sports Toto Bhd	63,255	41,600
British American Tobacco Malaysia Bhd	14,200	155,113
CIMB Group Holdings Bhd	306,300	342,863
Dialog Group Bhd	317,878	120,278
DiGi.Com Bhd[c]	350,600	397,978

CONSOLIDATED SCHEDULES OF INVESTMENTS	51

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2017

Security	Shares	Value
Felda Global Ventures Holdings Bhd[c]	122,300	$51,785
Gamuda Bhd[c]	170,900	188,991
Genting Bhd	224,400	467,500
Genting Malaysia Bhd	296,100	350,118
Genting Plantations Bhd	22,600	58,434
HAP Seng Consolidated Bhd[c]	61,200	124,605
Hartalega Holdings Bhd[c]	66,100	72,353
Hong Leong Bank Bhd	64,500	197,277
Hong Leong Financial Group Bhd	22,700	76,996
IHH Healthcare Bhd	329,900	446,554
IJM Corp. Bhd	287,300	216,769
IOI Corp. Bhd[c]	225,900	238,111
IOI Properties Group Bhd	154,915	73,620
Kuala Lumpur Kepong Bhd	42,800	232,701
Lafarge Malaysia Bhd	31,300	46,527
Malayan Banking Bhd[c]	351,500	680,833
Malaysia Airports Holdings Bhd	74,800	109,168
Maxis Bhd[c]	189,100	268,743
MISC Bhd[c]	111,400	186,168
Petronas Chemicals Group Bhd	242,000	395,158
Petronas Dagangan Bhd	19,700	108,705
Petronas Gas Bhd	69,100	311,573
PPB Group Bhd	47,400	176,576
Public Bank Bhd	271,510	1,220,572
RHB Bank Bhd	80,262	87,493
RHB Bank Bhd New	28,800	—
Sapurakencana Petroleum Bhd[a]	388,600	166,293
Sime Darby Bhd	233,600	471,409
Telekom Malaysia Bhd[c]	114,900	159,411
Tenaga Nasional Bhd	339,300	1,034,712
UMW Holdings Bhd[c]	49,800	62,138
Westports Holdings Bhd	102,600	92,664
YTL Corp. Bhd	429,753	150,026
YTL Power International Bhd	190,215	63,833

		10,378,306
PHILIPPINES — 1.65%
Aboitiz Equity Ventures Inc.	196,340	287,189
Aboitiz Power Corp.	145,900	124,937
Alliance Global Group Inc.	191,500	48,433
Ayala Corp.	24,680	387,291
Ayala Land Inc.	735,500	517,040
Bank of the Philippine Islands	70,650	132,253
BDO Unibank Inc.	195,989	450,796
DMCI Holdings Inc.	397,100	100,273

Security	Shares	Value
Energy Development Corp.	936,100	$109,987
Globe Telecom Inc.	3,315	120,677
GT Capital Holdings Inc.	7,815	188,158
International Container Terminal Services Inc.	47,860	72,436
JG Summit Holdings Inc.	285,286	441,436
Jollibee Foods Corp.	42,650	171,398
Megaworld Corp.	1,129,400	81,868
Metro Pacific Investments Corp.	1,410,600	191,020
Metropolitan Bank & Trust Co.	63,706	102,762
PLDT Inc.	9,705	282,173
Robinsons Land Corp.	167,200	78,913
Security Bank Corp.	10,900	43,392
SM Investments Corp.	24,169	319,109
SM Prime Holdings Inc.	827,650	484,575
Universal Robina Corp.	87,230	277,941

		5,014,057
SOUTH KOREA — 19.59%
AmorePacific Corp.	3,224	858,213
AmorePacific Group	2,798	321,680
BGF retail Co. Ltd.	1,985	179,058
BNK Financial Group Inc.	26,057	200,022
Celltrion Inc.[a]	7,957	714,248
Cheil Worldwide Inc.	6,898	115,602
CJ CheilJedang Corp.	795	256,270
CJ Corp.	1,463	223,186
CJ E&M Corp.	1,907	131,715
CJ Korea Express Corp.[a]	698	106,482
Coway Co. Ltd.	5,395	427,020
Daelim Industrial Co. Ltd.[a]	2,782	205,682
Daewoo Engineering & Construction Co. Ltd.[a]	11,802	63,981
DGB Financial Group Inc.	17,066	156,963
Dongbu Insurance Co. Ltd.	4,953	267,635
Dongsuh Cos. Inc.	3,659	82,516
Doosan Heavy Industries & Construction Co. Ltd.	4,806	104,344
E-MART Inc.	1,954	359,436
GS Engineering & Construction Corp.[a]	4,967	130,901
GS Holdings Corp.	5,149	252,726
GS Retail Co. Ltd.	2,711	126,110
Hana Financial Group Inc.	29,603	922,844
Hankook Tire Co. Ltd.[a]	7,427	392,779
Hanmi Pharm Co. Ltd.[a]	560	158,974

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2017

Security	Shares	Value
Hanmi Science Co. Ltd.[a,c]	1,164	$67,529
Hanon Systems	18,747	151,866
Hanssem Co. Ltd.	1,060	208,110
Hanwha Chemical Corp.	10,770	241,450
Hanwha Corp.	4,543	146,244
Hanwha Life Insurance Co. Ltd.[a]	21,887	126,009
Hanwha Techwin Co. Ltd.[a]	3,729	144,774
Hotel Shilla Co. Ltd.	3,334	150,668
Hyosung Corp.	2,106	244,916
Hyundai Department Store Co. Ltd.	1,520	133,617
Hyundai Development Co. Engineering & Construction	5,650	218,855
Hyundai Engineering & Construction Co. Ltd.	7,233	305,759
Hyundai Glovis Co. Ltd.	1,883	255,618
Hyundai Heavy Industries Co. Ltd.[a]	4,182	608,392
Hyundai Marine & Fire Insurance Co. Ltd.	6,254	179,199
Hyundai Mobis Co. Ltd.	6,809	1,535,525
Hyundai Motor Co.	15,409	2,037,272
Hyundai Steel Co.	8,021	443,345
Hyundai Wia Corp.	1,631	96,497
Industrial Bank of Korea[a]	25,402	277,439
Kakao Corp.[a]	3,040	229,596
Kangwon Land Inc.[a]	11,825	369,678
KB Financial Group Inc.	39,693	1,646,342
KCC Corp.	587	179,877
KEPCO Plant Service & Engineering Co. Ltd.[a]	2,270	122,258
Kia Motors Corp.	26,330	890,668
Korea Aerospace Industries Ltd. Class Aa	6,835	352,404
Korea Electric Power Corp.[a]	25,661	989,449
Korea Gas Corp.[a]	2,820	122,077
Korea Investment Holdings Co. Ltd.[a]	3,923	164,449
Korea Zinc Co. Ltd.[a]	852	313,825
Korean Air Lines Co. Ltd.[a]	3,912	99,984
KT Corp.	1,558	41,955
KT&G Corp.	11,662	1,057,135
Kumho Petrochemical Co. Ltd.	1,332	90,351
LG Chem Ltd.	4,601	1,151,522
LG Corp.	9,521	528,781
LG Display Co. Ltd.	23,242	563,193
LG Electronics Inc.	10,630	562,170
LG Household & Health Care Ltd.	940	729,887

Security	Shares	Value
LG Innotek Co. Ltd.	1,427	$151,439
LG Uplus Corp.	14,223	161,003
Lotte Chemical Corp.[a]	1,546	498,357
Lotte Chilsung Beverage Co. Ltd.[a]	63	84,019
Lotte Confectionery Co. Ltd.[a]	571	98,723
Lotte Shopping Co. Ltd.	1,106	225,944
Mirae Asset Daewoo Co. Ltd.[a]	36,789	290,538
NAVER Corp.	2,800	1,921,556
NCsoft Corp.	1,753	424,782
NH Investment & Securities Co. Ltd.[a]	14,234	146,022
OCI Co. Ltd.	1,678	132,222
Orion Corp./Republic of Korea	358	226,055
Ottogi Corp.	122	80,704
POSCO	7,406	1,856,822
Posco Daewoo Corp.	4,570	99,220
S-1 Corp.	1,899	152,827
S-Oil Corp.	4,520	345,371
Samsung Biologics Co. Ltd.[a]	1,657	241,058
Samsung C&T Corp.	7,595	826,164
Samsung Card Co. Ltd.	3,490	130,711
Samsung Electro-Mechanics Co. Ltd.	5,598	289,616
Samsung Electronics Co. Ltd.	9,843	16,730,706
Samsung Fire & Marine Insurance Co. Ltd.	3,322	749,158
Samsung Heavy Industries Co. Ltd.[a]	25,531	252,883
Samsung Life Insurance Co. Ltd.	7,013	663,622
Samsung SDI Co. Ltd.	5,498	627,231
Samsung SDS Co. Ltd.	3,482	400,318
Samsung Securities Co. Ltd.	5,936	174,025
Shinhan Financial Group Co. Ltd.	42,648	1,761,363
Shinsegae Inc.	738	130,206
SK Holdings Co. Ltd.	4,578	882,604
SK Hynix Inc.	58,200	2,403,661
SK Innovation Co. Ltd.	6,468	883,755
SK Networks Co. Ltd.	12,648	82,885
SK Telecom Co. Ltd.	2,038	417,243
Woori Bank[a]	30,399	357,556
Yuhan Corp.	819	162,243

		59,599,684
TAIWAN — 17.32%
Acer Inc.	292,062	140,216
Advanced Semiconductor Engineering Inc.	617,434	766,680
Advantech Co. Ltd.	31,894	271,463

CONSOLIDATED SCHEDULES OF INVESTMENTS	53

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2017

Security	Shares	Value
Asia Cement Corp.	235,229	$232,752
Asia Pacific Telecom Co. Ltd.[a]	220,000	73,755
Asustek Computer Inc.	70,000	632,252
AU Optronics Corp.	866,000	343,880
Casetek Holdings Ltd.	13,000	44,005
Catcher Technology Co. Ltd.	65,000	543,721
Cathay Financial Holding Co. Ltd.	815,944	1,281,407
Chailease Holding Co. Ltd.	102,496	219,848
Chang Hwa Commercial Bank Ltd.	492,614	294,220
Cheng Shin Rubber Industry Co. Ltd.	193,776	411,853
Chicony Electronics Co. Ltd.	53,864	126,931
China Airlines Ltd.	264,000	86,787
China Development Financial Holding Corp.	1,346,200	354,915
China Life Insurance Co. Ltd./Taiwan	346,835	340,361
China Steel Corp.	1,177,867	989,112
Chunghwa Telecom Co. Ltd.	380,000	1,261,575
Compal Electronics Inc.	421,000	263,780
CTBC Financial Holding Co. Ltd.	1,754,265	1,047,757
Delta Electronics Inc.	195,000	1,085,326
E.Sun Financial Holding Co. Ltd.	788,017	478,348
Eclat Textile Co. Ltd.	19,200	193,103
EVA Airways Corp.	202,397	100,462
Evergreen Marine Corp. Taiwan Ltd.[a]	176,050	83,374
Far Eastern New Century Corp.	320,460	286,837
Far EasTone Telecommunications Co. Ltd.	160,000	385,373
Feng TAY Enterprise Co. Ltd.	33,064	139,903
First Financial Holding Co. Ltd.	956,370	564,978
Formosa Chemicals & Fibre Corp.	321,950	1,018,554
Formosa Petrochemical Corp.	110,000	383,094
Formosa Plastics Corp.	413,400	1,245,979
Formosa Taffeta Co. Ltd.	78,000	79,210
Foxconn Technology Co. Ltd.	91,521	273,161
Fubon Financial Holding Co. Ltd.	664,396	1,075,844
Giant Manufacturing Co. Ltd.	28,000	173,157
Highwealth Construction Corp.	81,840	132,922
Hiwin Technologies Corp.	20,981	133,848
Hon Hai Precision Industry Co. Ltd.	1,547,314	4,507,449
Hotai Motor Co. Ltd.	24,000	274,578
HTC Corp.[a]	66,000	169,492
Hua Nan Financial Holdings Co. Ltd.	734,392	403,965

Security	Shares	Value
Innolux Corp.	895,620	$364,387
Inventec Corp.	250,980	186,253
Largan Precision Co. Ltd.	10,000	1,484,206
Lite-On Technology Corp.	211,032	353,741
MediaTek Inc.	149,176	1,087,618
Mega Financial Holding Co. Ltd.	1,086,542	845,228
Merida Industry Co. Ltd.	21,350	109,100
Micro-Star International Co. Ltd.	68,000	157,365
Nan Ya Plastics Corp.	476,090	1,155,998
Nanya Technology Corp.	69,000	102,186
Nien Made Enterprise Co. Ltd.	15,000	146,712
Novatek Microelectronics Corp.	58,000	217,098
OBI Pharma Inc.[a]	11,000	125,132
Pegatron Corp.	193,000	506,944
Phison Electronics Corp.	15,000	131,577
Pou Chen Corp.	221,000	299,956
Powertech Technology Inc.	66,000	191,619
President Chain Store Corp.	57,000	418,360
Quanta Computer Inc.	270,000	559,799
Realtek Semiconductor Corp.	45,140	168,227
Ruentex Development Co. Ltd.[a]	83,888	105,531
Ruentex Industries Ltd.	56,855	107,886
Shin Kong Financial Holding Co. Ltd.[a]	817,138	220,485
Siliconware Precision Industries Co. Ltd.	217,438	342,539
SinoPac Financial Holdings Co. Ltd.	1,013,173	308,336
Standard Foods Corp.	39,873	99,931
Synnex Technology International Corp.	142,050	156,043
TaiMed Biologics Inc.[a]	16,000	95,562
Taishin Financial Holding Co. Ltd.	854,561	337,947
Taiwan Business Bank	393,397	107,685
Taiwan Cement Corp.	332,000	406,848
Taiwan Cooperative Financial Holding Co. Ltd.	769,435	366,892
Taiwan Fertilizer Co. Ltd.	75,000	103,748
Taiwan Mobile Co. Ltd.	161,000	565,951
Taiwan Semiconductor Manufacturing Co. Ltd.	2,457,000	15,114,587
Teco Electric and Machinery Co. Ltd.	188,000	169,499
Transcend Information Inc.	18,000	50,561
Uni-President Enterprises Corp.	482,650	857,737
United Microelectronics Corp.	1,199,000	497,575

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2017

Security	Shares	Value
Vanguard International Semiconductor Corp.	90,000	$177,812
Wistron Corp.	245,022	205,358
WPG Holdings Ltd.	150,000	190,408
Yuanta Financial Holding Co. Ltd.	958,893	405,735
Yulon Motor Co. Ltd.	88,000	81,918
Zhen Ding Technology Holding Ltd.	40,455	100,731

		52,705,038
THAILAND — 3.15%
Advanced Info Service PCL NVDR	104,400	499,486
Airports of Thailand PCL NVDR	430,500	477,915
Bangkok Bank PCL Foreign	24,800	137,124
Bangkok Dusit Medical Services PCL NVDR	386,200	222,390
Bangkok Expressway & Metro PCL	685,900	138,534
Banpu PCL NVDR	199,200	111,854
BEC World PCL NVDR	86,600	38,951
Berli Jucker PCL NVDR	119,200	157,087
BTS Group Holdings PCL NVDR	581,200	136,535
Bumrungrad Hospital PCL NVDR	35,500	178,998
Central Pattana PCL NVDR	133,600	210,511
Charoen Pokphand Foods PCL NVDR	270,200	216,745
CP ALL PCL NVDR	494,500	850,009
Delta Electronics Thailand PCL NVDR	49,400	130,911
Electricity Generating PCL NVDR	13,100	77,687
Energy Absolute PCL NVDR[c]	114,900	82,294
Glow Energy PCL NVDR	51,200	114,412
Home Product Center PCL NVDR	389,945	110,039
Indorama Ventures PCL NVDR	144,600	147,063
IRPC PCL NVDR	999,900	142,084
Kasikornbank PCL Foreign	117,200	639,630
Kasikornbank PCL NVDR	57,400	314,910
KCE Electronics PCL NVDR	28,600	80,502
Krung Thai Bank PCL NVDR	348,350	195,604
Minor International PCL NVDR[c]	214,780	210,747
PTT Exploration & Production PCL NVDR	139,310	371,169
PTT Global Chemical PCL NVDR	207,200	422,942
PTT PCL NVDR	100,100	1,138,494
Robinson Department Store PCL NVDR	50,800	89,504
Siam Cement PCL (The) Foreign	29,900	442,005
Siam Cement PCL (The) NVDR	11,200	165,567

Security	Shares	Value
Siam Commercial Bank PCL (The) NVDR	176,900	$780,467
Thai Oil PCL NVDR	81,300	175,268
Thai Union Group PCL NVDR	190,700	110,905
TMB Bank PCL NVDR	1,360,300	95,089
True Corp. PCL NVDR[c]	1,000,005	179,056

		9,592,488

TOTAL COMMON STOCKS
(Cost: $282,527,870)		299,799,924

PREFERRED STOCKS — 1.05%

SOUTH KOREA — 1.05%
AmorePacific Corp.	887	131,393
Hyundai Motor Co.	2,255	195,237
Hyundai Motor Co. Series 2	3,773	340,346
LG Chem Ltd.	756	118,674
LG Household & Health Care Ltd.	206	103,478
Samsung Electronics Co. Ltd.	1,742	2,304,693

		3,193,821

TOTAL PREFERRED STOCKS
(Cost: $2,719,756)		3,193,821

RIGHTS — 0.01%

MALAYSIA — 0.00%
IOI Properties Group Bhd[a]	38,728	6,368

		6,368
SOUTH KOREA — 0.01%
Korean Air Lines Co. Ltd.[a]	635	4,549
Samsung Securities Co. Ltd.[a]	564	3,416

		7,965

TOTAL RIGHTS
(Cost: $0)		14,333

SHORT-TERM INVESTMENTS — 2.34%

MONEY MARKET FUNDS — 2.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	6,818,978	6,821,706
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	304,146	304,146

		7,125,852

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,123,980)		7,125,852

CONSOLIDATED SCHEDULES OF INVESTMENTS	55

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 101.93%
(Cost: $292,371,606)[g]	$310,133,930
Other Assets, Less Liabilities — (1.93)%	(5,866,562)

NET ASSETS — 100.00%	$304,267,368

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $294,555,986. Net unrealized appreciation was $15,577,944, of which $25,732,029 represented gross unrealized appreciation on securities and $10,154,085 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the consolidated schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$299,799,924	$—	$0	[a]	$299,799,924
Preferred stocks	3,193,821	—	—		3,193,821
Rights	—	14,333	—		14,333
Money market funds	7,125,852	—	—		7,125,852

Total	$310,119,597	$14,333	$0	[a]	$310,133,930

[a]	Rounds to less than $1.

See notes to consolidated financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 98.16%

BRAZIL — 3.34%
Aliansce Shopping Centers SA	32,500	$152,941
Alupar Investimento SA Units	27,608	176,510
Arezzo Industria e Comercio SA	16,300	164,991
B2W Cia. Digital[a]	38,500	152,218
BR Properties SAa	22,941	69,686
Cia. de Saneamento de Minas Gerais-COPASA	19,300	320,054
Cia. Hering	41,800	233,924
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,800	283,099
EcoRodovias Infraestrutura e Logistica SA	66,400	196,148
Estacio Participacoes SA	73,400	353,670
Even Construtora e Incorporadora SA	88,900	144,309
EZ TEC Empreendimentos e Participacoes SA	18,544	114,566
Fleury SA	23,100	321,662
Gafisa SA	146,900	108,133
Iguatemi Empresa de Shopping Centers SA	23,300	232,925
Iochpe Maxion SA	21,400	97,404
Iochpe Maxion SA New	7,105	32,339
Light SA	25,300	181,516
Linx SA	38,600	205,594
Mahle-Metal Leve SA	15,900	111,878
Marfrig Global Foods SAa	72,900	146,456
Minerva SAa	38,800	134,696
MRV Engenharia e Participacoes SA	75,800	347,934
Multiplus SA	13,500	155,135
Santos Brasil Participacoes SAa	137,000	112,295
Sao Martinho SA	46,500	283,992
SLC Agricola SA	25,800	142,642
Smiles SA	17,100	339,252
TOTVS SA	29,200	237,842
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	24,000	199,036
Via Varejo SA	32,600	123,652

		5,876,499

Security	Shares	Value
CHILE — 1.15%
CAP SA	15,340	$175,354
Cia. Sud Americana de Vapores SAa	3,524,408	118,368
Engie Energia Chile SA	147,118	256,040
Inversiones Aguas Metropolitanas SA	137,262	201,028
Inversiones La Construccion SA	8,585	114,087
Parque Arauco SA	177,140	445,897
Ripley Corp. SA	223,226	138,236
SalfaCorp SA	236,329	191,441
SONDA SA	112,015	182,672
Vina Concha y Toro SA	114,899	193,971

		2,017,094
CHINA — 22.31%
21Vianet Group Inc. ADR[a]	19,289	139,459
361 Degrees International Ltd.	282,000	106,443
500.com Ltd. ADR[a,b]	8,369	108,044
51job Inc. ADR[a]	6,601	237,306
Agile Property Holdings Ltd.[b]	502,000	331,112
AGTech Holdings Ltd.[a,b]	736,000	152,653
Ajisen China Holdings Ltd.	267,000	104,221
Anhui Expressway Co. Ltd. Class H	134,000	107,719
Anton Oilfield Services Group/Hong Kong[a]	676,000	87,957
Anxin-China Holdings Ltd.[a]	1,084,000	29,312
APT Satellite Holdings Ltd.[b]	174,000	92,352
Asia Cement China Holdings Corp.	436,500	131,583
AVIC International Holding HK Ltd.[a]	1,738,000	107,471
Baozun Inc. ADR[a,b]	6,404	92,090
Beijing Capital Land Ltd. Class H	268,000	115,659
Beijing Enterprises Medical & Health Group Ltd.[a]	1,680,000	101,720
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	119,000	160,661
BEP International Holdings Ltd.	3,600,000	222,610
Best Pacific International Holdings Ltd.	128,000	98,443
Biostime International Holdings Ltd.[a,b]	53,500	177,473
Bitauto Holdings Ltd. ADR[a,b]	7,550	143,903
Boshiwa International Holding Ltd.[a,b]	32,000	299

CONSOLIDATED SCHEDULES OF INVESTMENTS	57

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Bosideng International Holdings Ltd.	1,312,000	$116,623
BYD Electronic International Co. Ltd.	195,500	211,557
C C Land Holdings Ltd.	572,000	174,641
C.banner International Holdings Ltd.[a]	450,000	165,798
Capital Environment Holdings Ltd.[a,b]	2,966,000	93,231
Carnival Group International Holdings Ltd.[a,b]	1,732,000	185,194
Central China Securities Co. Ltd. Class H	316,000	178,712
CGN Meiya Power Holdings Co. Ltd.[a,c]	528,000	83,664
Chaowei Power Holdings Ltd.	195,000	153,740
Cheetah Mobile Inc. ADR[a]	7,653	76,607
Chiho-Tiande Group Ltd.[a,b]	134,000	87,694
China Aerospace International Holdings Ltd.	1,038,000	137,732
China Agri-Industries Holdings Ltd.[a]	578,000	285,186
China All Access Holdings Ltd.[b]	450,000	137,392
China Animal Healthcare Ltd.[a,b]	126,000	4,941
China Animation Characters Co. Ltd.[b]	167,000	71,641
China Beidahuang Industry Group Holdings Ltd.[a]	1,348,000	70,331
China BlueChemical Ltd. Class H	528,000	182,973
China Chengtong Development Group Ltd.[a,b]	1,132,000	90,415
China Datang Corp. Renewable Power Co. Ltd. Class Ha	1,123,000	111,397
China Dongxiang Group Co. Ltd.	1,251,000	236,906
China Electronics Corp. Holdings Co. Ltd.[b]	398,000	82,036
China Electronics Optics Valley Union Holding Co Ltd.[b]	960,000	95,228
China Fangda Group Co. Ltd. Class B	140,400	140,537
China First Capital Group Ltd.	700,000	305,702
China Foods Ltd.	292,000	130,155
China Harmony New Energy Auto Holding Ltd.	215,500	105,217
China Huiyuan Juice Group Ltd.[a]	260,500	93,294

Security	Shares	Value
China Innovationpay Group Ltd.[a]	1,352,000	$84,473
China Lesso Group Holdings Ltd.[b]	331,000	248,598
China Lilang Ltd.	201,000	141,122
China Logistics Property Holdings Co. Ltd.[a,b]	464,000	196,062
China LotSynergy Holdings Ltd.[a,b]	2,840,000	96,954
China Lumena New Materials Corp.[a,b]	210,000	2,164
China Maple Leaf Educational Systems Ltd.	178,000	117,636
China Merchants Land Ltd.	514,000	77,473
China Metal Recycling Holdings Ltd.[a]	12,000	—
China Modern Dairy Holdings Ltd.[a,b]	727,000	178,883
China NT Pharma Group Co.Ltd.	546,500	114,757
China Ocean Industry Group Ltd.[a,b]	4,860,000	132,731
China Oil & Gas Group Ltd.[a]	1,930,000	156,639
China Overseas Grand Oceans Group Ltd.[a]	444,000	164,732
China Overseas Property Holdings Ltd.[b]	430,000	77,553
China Power New Energy Development Co. Ltd.[b]	144,000	83,664
China Regenerative Medicine International Ltd.[a,b]	3,715,000	122,039
China Resources Phoenix Healthcare Holdings Co. Ltd.[a,b]	155,500	192,511
China SCE Property Holdings Ltd.	458,000	166,386
China Shanshui Cement Group Ltd.[a,b]	253,000	16,296
China Shengmu Organic Milk Ltd.[a,b,c]	511,000	140,217
China Shineway Pharmaceutical Group Ltd.	208,000	224,280
China Singyes Solar Technologies Holdings Ltd.	207,000	97,334
China Suntien Green Energy Corp. Ltd. Class H	828,000	140,801
China Traditional Chinese Medicine Holdings Co. Ltd.	568,000	287,569
China Travel International Investment Hong Kong Ltd.	688,000	203,853
China Water Affairs Group Ltd.	286,000	187,168

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
China Water Industry Group Ltd.[a,b]	944,000	$194,578
China Yurun Food Group Ltd.[a]	593,000	106,187
China ZhengTong Auto Services Holdings Ltd.	322,500	135,025
Chinasoft International Ltd.[a,b]	508,000	249,339
Chongqing Machinery & Electric Co. Ltd. Class H	1,316,000	166,143
CIFI Holdings Group Co. Ltd.	854,000	286,044
CIMC Enric Holdings Ltd.	234,000	141,682
CITIC Resources Holdings Ltd.[a,b]	948,000	139,224
Citychamp Watch & Jewellery Group Ltd.	512,000	110,810
Cogobuy Group[a,b,c]	169,000	239,051
Colour Life Services Group Co. Ltd.	158,000	98,108
Comba Telecom Systems Holdings Ltd.	782,894	147,251
Concord New Energy Group Ltd.	2,090,000	110,390
Coolpad Group Ltd.[a,b]	936,000	91,641
COSCO SHIPPING International Hong Kong Co. Ltd.[b]	354,000	163,263
Cosmo Lady China Holdings Co. Ltd.[b,c]	240,000	71,421
Credit China FinTech Holdings Ltd.[a,b]	3,808,000	554,340
Crown International Corp Ltd.[a,b]	344,000	69,133
CT Environmental Group Ltd.[b]	792,000	165,288
Dah Chong Hong Holdings Ltd.[b]	287,000	112,767
Dawnrays Pharmaceutical Holdings Ltd.	224,000	128,125
Dazhong Transportation Group Co. Ltd. Class B	248,200	180,193
Digital China Holdings Ltd.[b]	299,000	266,935
Dongyue Group Ltd.[a]	395,000	55,771
eHi Car Services Ltd. ADR[a,b]	11,341	114,431
Fang Holdings Ltd. ADR[a,b]	69,155	206,082
Fantasia Holdings Group Co. Ltd.	1,221,000	171,452
FDG Electric Vehicles Ltd.[a,b]	3,540,000	152,774
First Tractor Co. Ltd. Class H	212,000	135,462
Fu Shou Yuan International Group Ltd.[b]	277,000	161,294
Fufeng Group Ltd.[b]	340,400	214,875
Glorious Property Holdings Ltd.[a]	879,000	100,781
Golden Eagle Retail Group Ltd.	156,000	231,916

Security	Shares	Value
Golden Meditech Holdings Ltd.[a]	1,056,000	$168,689
Greatview Aseptic Packaging Co. Ltd.	422,000	209,303
Greenland Hong Kong Holdings Ltd.[a]	285,000	81,508
Greentown China Holdings Ltd.[a,b]	174,000	158,927
Guorui Properties Ltd.	357,000	115,896
Haichang Ocean Park Holdings Ltd.[a,c]	577,000	128,595
Hangzhou Steam Turbine Co. Ltd. Class Ba	89,980	96,095
Harbin Electric Co. Ltd. Class H	218,000	106,719
HC International Inc.[a,b]	172,000	141,146
Hengdeli Holdings Ltd.[a]	837,600	134,880
Hi Sun Technology China Ltd.[a,b]	738,000	117,891
Hilong Holding Ltd.	278,000	58,018
Hisense Kelon Electrical Holdings Co. Ltd. Class H	119,000	141,038
Hopewell Highway Infrastructure Ltd.	440,000	231,834
Hopson Development Holdings Ltd.	186,000	168,689
Hua Han Health Industry Holdings Ltd. Class Ha	1,112,400	75,952
Hua Hong Semiconductor Ltd.[c]	115,000	137,482
Huadian Fuxin Energy Corp. Ltd. Class H	666,000	162,158
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	54,700	99,390
Huanxi Media Group Ltd.[a,b]	300,000	94,300
Huayi Tencent Entertainment Co. Ltd.[a,b]	1,640,000	90,848
Hutchison China Meditech Ltd.[a,b]	5,950	154,933
Hybrid Kinetic Group Ltd.[a,b]	5,520,000	146,490
IGG Inc.	258,000	182,471
iKang Healthcare Group Inc. ADR[a,b]	15,265	244,545
IMAX China Holding Inc.[a,c]	31,500	150,958
Inner Mongolia Yitai Coal Co. Ltd. Class B	297,000	350,460
Intime Retail Group Co. Ltd.[b]	425,500	528,966
JA Solar Holdings Co. Ltd. ADR[a,b]	16,046	81,835
JinkoSolar Holding Co. Ltd.[a]	7,093	119,730
Ju Teng International Holdings Ltd.	316,000	119,684

CONSOLIDATED SCHEDULES OF INVESTMENTS	59

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Jumei International Holding Ltd. ADR[a]	19,156	$77,773
K Wah International Holdings Ltd.	402,000	224,241
Kama Co. Ltd.[a]	89,600	93,542
Kingboard Chemical Holdings Ltd.	181,500	641,830
Kingboard Laminates Holdings Ltd.	263,500	295,326
Kingdee International Software Group Co. Ltd.[a,b]	574,000	221,837
KongZhong Corp. ADR[a]	16,152	115,810
Konka Group Co. Ltd. Class Ba	216,900	79,356
KuangChi Science Ltd.[a,b]	417,000	173,516
KWG Property Holding Ltd.	331,000	208,942
Lao Feng Xiang Co. Ltd. Class B	58,400	210,824
Launch Tech Co. Ltd.[a]	69,000	73,156
Lee & Man Paper Manufacturing Ltd.	444,000	402,677
Leyou Technologies Holdings Ltd.[a,b]	760,000	165,463
Li Ning Co. Ltd.[a]	409,000	273,459
Lifetech Scientific Corp.[a,b]	610,000	155,595
Livzon Pharmaceutical Group Inc. Class H	26,300	159,410
Logan Property Holdings Co. Ltd.[b]	342,000	147,595
Lonking Holdings Ltd.	849,000	229,683
Luthai Textile Co. Ltd. Class B	125,100	149,879
Luye Pharma Group Ltd.	356,000	232,978
Minth Group Ltd.	192,000	610,941
MMG Ltd.[a,b]	700,000	275,944
Nan Hai Corp. Ltd.[a,b]	4,050,000	126,783
National Agricultural Holdings Ltd.[a,b]	346,000	66,860
NetDragon Websoft Holdings Ltd.[b]	46,000	130,371
New Silkroad Culturaltainment Ltd.[a,b]	560,000	87,292
New World Department Store China Ltd.[a]	634,000	98,010
Nexteer Automotive Group Ltd.	238,000	307,217
Noah Holdings Ltd. ADR[a,b]	7,529	197,185
North Mining Shares Co. Ltd.[a]	3,570,000	77,264
NQ Mobile Inc. ADR[a]	28,232	108,693
PAX Global Technology Ltd.[b]	233,000	164,489
Phoenix Satellite Television Holdings Ltd.	832,000	137,194

Security	Shares	Value
Poly Property Group Co. Ltd.[a]	554,000	$232,664
Pou Sheng International Holdings Ltd.	641,000	156,071
Qingdao Port International Co. Ltd.[c]	273,000	167,758
Renhe Commercial Holdings Co. Ltd.[a]	4,674,000	132,469
Seaspan Corp.[b]	13,491	105,769
Shandong Airlines Co. Ltd. Class B	51,300	116,843
Shandong Chenming Paper Holdings Ltd. Class B	216,900	275,231
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	52,000	85,612
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	140,100	109,554
Shang Gong Group Co. Ltd. Class Ba	124,900	139,014
Shanghai Baosight Software Co. Ltd. Class B	61,800	97,644
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.[b]	1,248,000	117,365
Shanghai Haixin Group Co. Class B	137,800	109,827
Shanghai Huili Building Materials Co. Ltd.[a]	41,300	60,298
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	382,000	108,757
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	62,300	92,640
Shanghai Jinjiang International Travel Co. Ltd. Class B	29,200	98,667
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	79,300	79,300
Shanghai Potevio Co. Ltd. Class Ba	42,800	45,240
Shanghai Shibei Hi-Tech Co. Ltd. Class B	81,400	88,726
Shanghai Zhongyida Co. Ltd.[a]	132,100	70,806
Shenguan Holdings Group Ltd.	1,312,000	103,101
Shenzhen Expressway Co. Ltd. Class H	256,000	236,461
Shenzhen International Holdings Ltd.	283,000	405,408

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Shenzhen Investment Ltd.	794,000	$340,617
Shougang Concord International Enterprises Co. Ltd.[a]	3,268,000	115,775
Shougang Fushan Resources Group Ltd.	716,000	159,573
Shui On Land Ltd.	943,000	211,379
Sihuan Pharmaceutical Holdings Group Ltd.[b]	1,279,000	436,634
Sino Oil And Gas Holdings Ltd.[a]	4,650,000	119,209
Sinolink Worldwide Holdings Ltd.[a]	880,000	96,361
Sinopec Kantons Holdings Ltd.[b]	266,000	139,126
Sinosoft Technology Group Ltd.	230,800	68,683
Sinotrans Shipping Ltd.[a,b]	639,000	148,998
Sinotruk Hong Kong Ltd.	224,500	186,542
Skyworth Digital Holdings Ltd.	502,000	325,938
SMI Holdings Group Ltd.[b]	1,616,000	145,727
Sohu.com Inc.[a]	8,440	336,165
SSY Group Ltd.[b]	685,970	215,624
Superb Summit International Group Ltd.[a,b]	238,250	2,149
Tarena International Inc. ADR	12,253	177,301
TCL Multimedia Technology Holdings Ltd.[a,b]	164,000	77,537
Technovator International Ltd.[b]	252,000	106,807
Texhong Textile Group Ltd.	80,500	118,016
Tian Ge Interactive Holdings Ltd.[c]	138,000	76,267
Tianjin Development Holdings Ltd.[b]	268,000	140,863
Tianjin Port Development Holdings Ltd.	836,000	141,084
Tianneng Power International Ltd.	196,000	173,466
Tibet Water Resources Ltd.[b]	549,000	226,320
Tong Ren Tang Technologies Co. Ltd. Class H	177,000	324,702
Tongda Group Holdings Ltd.	940,000	316,060
Towngas China Co. Ltd.	321,000	176,163
Tuniu Corp. ADR[a,b]	10,888	90,697
United Photovoltaics Group Ltd.[a,b]	1,470,000	128,774
Vinda International Holdings Ltd.	79,000	154,693
Viva China Holdings Ltd.[a,b]	856,000	93,733
Wasion Group Holdings Ltd.[b]	156,000	84,004
Weiqiao Textile Co. Class H	134,000	94,944
West China Cement Ltd.[a]	934,000	122,729
Wisdom Sports Group[a]	248,000	68,051
Xiamen International Port Co. Ltd. Class H	580,000	122,539

Security	Shares	Value
Xingda International Holdings Ltd.	360,000	$160,001
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	522,000	75,316
Xinyi Solar Holdings Ltd.[b]	772,000	271,507
Xinyuan Real Estate Co. Ltd. ADR	15,209	75,132
XTEP International Holdings Ltd.	239,000	109,302
Yanchang Petroleum International Ltd.[a,b]	2,450,000	66,281
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.[c]	57,000	127,622
Yingde Gases Group Co. Ltd.[b]	334,000	229,337
Yip’s Chemical Holdings Ltd.[b]	336,000	141,110
Yuexiu Property Co. Ltd.	1,622,000	263,283
Yuexiu REIT[b]	527,000	313,656
Yuexiu Transport Infrastructure Ltd.	302,000	210,088
Yuxing InfoTech Investment Holdings Ltd.[a,b]	356,000	72,920
Zhaojin Mining Industry Co. Ltd. Class H	270,000	264,350
Zhonglu Co. Ltd. Class B	31,100	64,066
Zhongsheng Group Holdings Ltd.	185,000	268,356

		39,312,072
COLOMBIA — 0.26%
Almacenes Exito SA	45,063	239,629
Cemex Latam Holdings SAa	58,867	216,746

		456,375
CZECH REPUBLIC — 0.11%
Philip Morris CR AS	384	200,829

		200,829
EGYPT — 0.22%
Egyptian Financial Group-Hermes Holding Co.[a]	96,854	136,515
Medinet Nasr Housing[a]	76,646	96,244
Orascom Telecom Media And Technology Holding SAE GDR[a]	135,576	33,555
Palm Hills Developments SAE	332,946	63,850
South Valley Cement[a]	224,687	64,846

		395,010
GREECE — 0.58%
Aegean Airlines SA	11,636	81,729
Grivalia Properties REIC AE	13,528	113,561
Hellenic Exchanges-Athens Stock Exchange SA	24,623	120,356

CONSOLIDATED SCHEDULES OF INVESTMENTS	61

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Metka Industrial-Construction SA	14,238	$107,418
Motor Oil Hellas Corinth Refineries SA	19,270	298,954
Mytilineos Holdings SAa	26,630	200,909
Public Power Corp. SAa	34,150	99,792

		1,022,719
HUNGARY — 0.13%
Magyar Telekom Telecommunications PLC	134,723	227,417

		227,417
INDIA — 12.35%
Adani Enterprises Ltd.	72,660	107,271
Aditya Birla Fashion and Retail Ltd.[a]	63,093	149,366
Aditya Birla Nuvo Ltd.	11,332	244,911
AIA Engineering Ltd.	13,601	301,900
Ajanta Pharma Ltd.	9,603	247,197
Alembic Pharmaceuticals Ltd.	21,731	188,912
Amara Raja Batteries Ltd.	14,072	181,050
Andhra Bank	126,631	106,762
Apollo Tyres Ltd.	83,321	234,282
Arvind Ltd.	42,857	244,158
Balkrishna Industries Ltd.	16,863	328,736
Bayer CropScience Ltd./India	4,639	268,503
Bharat Financial Inclusion Ltd.[a]	10,708	135,433
Biocon Ltd.	17,998	302,791
Blue Dart Express Ltd.	2,593	166,586
Canara Bank Ltd.[a]	29,448	130,448
Ceat Ltd.	7,263	128,515
CESC Ltd.	27,071	340,991
Cox & Kings Ltd.	44,551	127,138
Credit Analysis & Research Ltd.	7,372	154,260
CRISIL Ltd.	7,746	233,754
Crompton Greaves Consumer Electricals Ltd.[a]	107,088	304,802
Crompton Greaves Ltd.[a]	159,860	165,206
Cyient Ltd.	27,356	197,937
Dalmia Bharat Ltd.	7,487	213,881
DCB Bank Ltd.[a]	73,654	172,216
Dewan Housing Finance Corp. Ltd.	52,301	261,157
Dish TV India Ltd.[a]	161,384	233,421
eClerx Services Ltd.	9,117	184,209
Edelweiss Financial Services Ltd.	106,222	218,434
EID Parry India Ltd.[a]	36,761	158,876

Security	Shares	Value
Exide Industries Ltd.	87,598	$278,147
Federal Bank Ltd.	366,557	479,906
Finolex Cables Ltd.	36,375	242,886
Gateway Distriparks Ltd.	40,583	150,030
Gayatri Projects Ltd.	60,470	125,936
GE T&D India Ltd.	27,979	125,178
Gillette India Ltd.	3,561	215,452
GMR Infrastructure Ltd.[a]	709,052	168,977
Great Eastern Shipping Co. Ltd. (The)	37,218	206,427
Gujarat Fluorochemicals Ltd.	17,907	141,082
Gujarat Gas Ltd.	14,129	132,324
Gujarat Mineral Development Corp. Ltd.	82,375	147,542
Gujarat Pipavav Port Ltd.	59,320	135,944
Gujarat State Petronet Ltd.	73,697	170,604
Hexaware Technologies Ltd.	42,180	141,741
Housing Development & Infrastructure Ltd.[a]	116,938	120,761
IIFL Holdings Ltd.	50,212	280,679
India Cements Ltd. (The)	65,427	166,807
Indian Hotels Co. Ltd. (The)	139,334	261,987
Indraprastha Gas Ltd.	13,693	214,091
Info Edge India Ltd.	21,211	272,407
Ipca Laboratories Ltd.[a]	20,055	166,437
IRB Infrastructure Developers Ltd.	61,500	213,623
Jain Irrigation Systems Ltd.	135,139	190,195
Jaiprakash Associates Ltd.[a]	481,549	118,730
Jammu & Kashmir Bank Ltd. (The)	100,656	111,339
Jindal Steel & Power Ltd.[a]	96,178	180,842
Jubilant Foodworks Ltd.	12,761	193,322
Jubilant Life Sciences Ltd.	20,077	216,602
Just Dial Ltd.[a]	14,112	115,635
Kajaria Ceramics Ltd.	30,056	263,243
Kansai Nerolac Paints Ltd.	48,747	259,996
KPIT Technologies Ltd.	64,613	133,596
KRBL Ltd.	30,704	177,039
L&T Finance Holdings Ltd.	137,606	240,176
Mahanagar Gas Ltd.	13,756	180,170
Manappuram Finance Ltd.	149,734	218,030
Marksans Pharma Ltd.	103,538	78,058
Max Financial Services Ltd.	17,561	148,345
Max India Ltd.[a]	45,623	101,546
MindTree Ltd.	32,352	229,989

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Mphasis Ltd.	23,448	$209,145
Muthoot Finance Ltd.	31,857	170,127
Natco Pharma Ltd.	20,451	246,477
NCC Ltd./India	120,858	151,800
Oberoi Realty Ltd.	32,650	158,286
Page Industries Ltd.	1,750	375,356
PC Jeweller Ltd.	20,610	115,810
Persistent Systems Ltd.	18,965	180,884
PI Industries Ltd.	20,068	255,487
PTC India Ltd.	187,912	248,836
PVR Ltd.	12,646	245,561
Rajesh Exports Ltd.	26,694	211,732
RBL Bank Ltd.[a,c]	32,157	229,759
Redington India Ltd.	124,375	198,720
Reliance Capital Ltd.	32,583	260,395
Reliance Communications Ltd.[a]	316,057	184,275
Reliance Infrastructure Ltd.	32,038	272,583
Sadbhav Engineering Ltd.	35,972	149,590
Strides Shasun Ltd.	14,487	252,452
Sun Pharma Advanced Research Co. Ltd.[a]	28,451	143,430
Sun TV Network Ltd.	30,364	324,581
Sundaram Finance Ltd.	11,063	238,766
Sundram Fasteners Ltd.	18,677	93,975
Supreme Industries Ltd.	18,832	284,701
Suzlon Energy Ltd.[a]	729,425	197,884
Symphony Ltd.	6,871	136,666
Syndicate Bank[a]	72,958	75,999
Tata Global Beverages Ltd.	135,291	279,935
Thermax Ltd.	14,593	188,004
Torrent Power Ltd.	44,821	137,919
Tube Investments of India Ltd.	30,377	283,560
TVS Motor Co. Ltd.	44,210	284,071
Vakrangee Ltd.	34,551	164,265
Voltas Ltd.	41,361	231,544
WABCO India Ltd.	2,277	186,068
Welspun India Ltd.	87,977	117,555
Wockhardt Ltd.	10,176	114,741

		21,749,863
INDONESIA — 2.37%
Ace Hardware Indonesia Tbk PT	2,599,300	150,080
Agung Podomoro Land Tbk PTa	4,566,400	77,385
Alam Sutera Realty Tbk PTa	4,163,100	116,127
Aneka Tambang Persero Tbk PTa	2,389,000	133,459
Arwana Citramulia Tbk PT	2,238,500	72,513

Security	Shares	Value
Bank Bukopin Tbk	2,615,000	$118,632
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	907,900	156,581
Bank Tabungan Negara Persero Tbk PT	1,390,623	223,150
Ciputra Development Tbk PT	3,690,063	379,078
Hanson International Tbk PTa	22,516,400	209,361
Indo Tambangraya Megah Tbk PT	133,700	176,449
Japfa Comfeed Indonesia Tbk PT	1,363,400	176,355
Kawasan Industri Jababeka Tbk PTa	7,677,394	177,312
Kresna Graha Investama PT Tbk[a]	4,936,800	148,815
Link Net Tbk PT	382,300	139,320
Mitra Adiperkasa Tbk PTa	294,800	118,817
Multipolar Tbk PTa	2,606,813	69,197
Pembangunan Perumahan Persero Tbk PT	1,179,525	307,794
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	917,700	101,500
PP Properti Tbk PT	6,251,600	153,759
Ramayana Lestari Sentosa Tbk PT	1,374,400	135,008
Semen Baturaja Persero TBK PT	789,100	136,684
Sugih Energy Tbk PTa	5,450,300	34,739
Surya Semesta Internusa Tbk PT	2,268,050	93,538
Tambang Batubara Bukit Asam Persero Tbk PT	216,100	181,083
Tiga Pilar Sejahtera Food Tbk[a]	683,500	102,504
Timah Persero Tbk PT	1,133,796	84,168
Wijaya Karya Persero Tbk PT	1,049,448	196,732

		4,170,140
MALAYSIA — 3.11%
Bumi Armada Bhd[a,b]	748,100	122,156
Bursa Malaysia Bhd[b]	150,100	296,819
Cahya Mata Sarawak Bhd[b]	205,900	197,553
Carlsberg Brewery Malaysia Bhd	66,100	211,401
DRB-Hicom Bhd	150,800	48,229
Eastern & Oriental Bhd[b]	403,481	169,935
IGB REIT[b]	775,000	289,752
Inari Amertron Bhd	483,600	208,035
Karex Bhd[b]	210,100	105,050
Kossan Rubber Industries	112,100	158,808
KPJ Healthcare Bhd	295,150	272,548
Magnum Bhd	389,500	191,241

CONSOLIDATED SCHEDULES OF INVESTMENTS	63

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Mah Sing Group Bhd[b]	451,457	$150,486
Malaysia Building Society Bhd[b]	442,200	112,542
Malaysian Pacific Industries Bhd	59,800	129,701
Malaysian Resources Corp. Bhd	321,400	102,790
Media Prima Bhd	525,300	121,860
My EG Services Bhd	701,100	257,386
OSK Holdings Bhd	396,587	128,623
POS Malaysia Bhd	130,200	129,027
Press Metal Bhd	382,240	213,503
QL Resources Bhd	251,000	251,565
Sunway Bhd[b]	370,400	269,458
Sunway Construction Group Bhd	412,020	162,395
Sunway REIT	614,300	235,205
Supermax Corp. Bhd	162,000	73,338
TIME dotCom Bhd	111,100	217,696
Top Glove Corp. Bhd[b]	219,800	249,008
Unisem M Bhd	221,500	135,195
VS Industry Bhd	338,000	118,757
WCT Holdings Bhd	341,347	145,303

		5,475,365
MEXICO — 2.72%
Alsea SAB de CV	144,059	408,195
Axtel SAB de CV CPO[a,b]	301,000	55,404
Banregio Grupo Financiero SAB de CV	59,400	309,022
Bolsa Mexicana de Valores SAB de CVb	111,000	160,897
Concentradora Fibra Hotelera Mexicana SA de CV	172,700	128,708
Consorcio ARA SAB de CV	347,000	105,006
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	178,900	218,427
Corp Inmobiliaria Vesta SAB de CV	157,900	194,287
Genomma Lab Internacional SAB de CV Series Ba	208,800	241,147
Grupo Aeromexico SAB de CVa,b	132,300	295,732
Grupo Aeroportuario del Centro Norte SAB de CV	66,800	322,661
Grupo Comercial Chedraui SA de CV	65,400	122,310
Grupo Financiero Interacciones SA de CV Series O	31,500	139,107
Grupo Herdez SAB de CVb	77,400	144,752

Security	Shares	Value
Industrias Bachoco SAB de CV Series B	52,000	$208,284
Industrias CH SAB de CV Series Ba	40,900	262,366
La Comer SAB de CVa,b	132,800	89,340
Macquarie Mexico Real Estate Management SA de CV	232,900	240,906
Minera Frisco SAB de CV Series A1[a,b]	172,900	121,160
PLA Administradora Industrial S. de RL de CVb	185,100	275,251
Prologis Property Mexico SA de CV	116,400	172,567
Qualitas Controladora SAB de CV	82,700	130,258
Telesites SAB de CVa,b	434,900	250,158
TV Azteca SAB de CV CPO[b]	459,300	73,744
Unifin Financiera SAB de CV SOFOM ENR[b]	55,000	125,666
Urbi Desarrollos Urbanos SAB de CVa	1	—

		4,795,355
PHILIPPINES — 1.06%
Bloomberry Resorts Corp.[a]	1,110,200	162,722
Cebu Air Inc.	87,340	160,018
Cosco Capital Inc.	912,100	162,022
D&L Industries Inc.	988,300	257,432
DoubleDragon Properties Corp.[a]	201,410	216,592
Filinvest Land Inc.	5,583,000	183,450
First Gen Corp.	416,400	174,968
First Philippine Holdings Corp.	112,670	164,018
Manila Water Co. Inc.	420,500	255,825
Vista Land & Lifescapes Inc.	1,440,500	133,393

		1,870,440
POLAND — 1.13%
Asseco Poland SA	19,996	275,783
Budimex SA	4,074	245,071
CD Projekt SAa	18,876	327,512
Ciech SA	8,658	159,711
Enea SAa	66,420	174,542
Globe Trade Centre SAa	69,151	139,653
KRUK SA	4,547	274,364
Netia SA	89,663	99,372
PKP Cargo SAa	9,787	141,948
Warsaw Stock Exchange	13,396	156,911

		1,994,867

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
QATAR — 0.70%
Gulf International Services QSC	8,804	$71,085
Qatar First Bank[a]	60,012	161,351
Qatar National Cement Co. QSC	8,366	216,660
Qatari Investors Group QSC	936	15,423
Salam International Investment Ltd. QSC	64,081	191,297
United Development Co. QSC	55,365	331,468
Vodafone Qatar QSC[a]	95,943	244,781

		1,232,065
RUSSIA — 0.83%
Acron JSC	3,511	203,019
Aeroflot PJSC[a]	159,156	453,068
DIXY Group OJSC[a]	36,280	153,411
LSR Group PJSC GDR[d]	68,577	246,192
M Video OJSC	32,520	207,298
Mechel PJSC[a]	18,313	89,184
TMK PJSC GDR[d]	19,578	101,806

		1,453,978
SOUTH AFRICA — 5.69%
Adcock Ingram Holdings Ltd.[b]	26,748	120,325
Advtech Ltd.	139,684	202,691
Aeci Ltd.	32,759	274,144
African Rainbow Minerals Ltd.	28,214	218,939
Alexander Forbes Group Holdings Ltd.	281,441	150,403
Arrowhead Properties Ltd. Class A	212,392	145,167
Ascendis Health Ltd.[b]	80,515	131,729
Assore Ltd.	9,146	189,633
Astral Foods Ltd.	13,555	153,831
Attacq Ltd.[a]	127,708	176,526
AVI Ltd.	85,056	619,387
Barloworld Ltd.	54,387	481,749
Blue Label Telecoms Ltd.	128,647	182,742
Cashbuild Ltd.	5,971	168,909
City Lodge Hotels Ltd.	14,249	168,853
Clicks Group Ltd.	64,270	631,399
Clover Industries Ltd.	115,582	169,043
Curro Holdings Ltd.[a]	32,114	120,280
DataTec Ltd.	54,956	229,319
Emira Property Fund Ltd.	161,662	181,684
EOH Holdings Ltd.	31,327	337,220
Famous Brands Ltd.	18,576	219,418
Grindrod Ltd.	126,358	131,671

Security	Shares	Value
Harmony Gold Mining Co. Ltd.	111,996	$273,140
Hosken Consolidated Investments Ltd.	17,062	187,669
JSE Ltd.	21,755	270,773
KAP Industrial Holdings Ltd.	450,810	322,943
Lewis Group Ltd.	26,593	85,472
Mpact Ltd.	64,714	149,911
Murray & Roberts Holdings Ltd.[b]	138,937	162,412
Nampak Ltd.[a]	162,195	206,464
Northam Platinum Ltd.[a]	93,269	386,624
Omnia Holdings Ltd.	17,107	226,367
PPC Ltd.[a]	573,065	289,161
Raubex Group Ltd.	69,111	129,504
Reunert Ltd.	44,909	240,922
SA Corporate Real Estate Ltd.	552,602	237,011
Sun International Ltd./South Africa	30,607	202,175
Super Group Ltd./South Africa[a]	89,186	237,284
Tongaat Hulett Ltd.	27,586	267,002
Trencor Ltd.	51,596	150,883
Vukile Property Fund Ltd.	177,035	254,048
Wilson Bayly Holmes-Ovcon Ltd.	15,110	168,370
Zeder Investments Ltd.	313,360	178,242

		10,031,439
SOUTH KOREA — 16.58%
Able C&C Co. Ltd.	5,800	113,358
Advanced Process Systems Corp.[a,b]	6,493	159,920
AeroSpace Technology of Korea Inc.[a,b]	6,065	85,819
Agabang & Co.[a,b]	13,668	86,789
Ahnlab Inc.[b]	1,945	111,634
ALUKO Co. Ltd.	17,679	80,675
Amicogen Inc.[a,b]	2,393	88,884
Asiana Airlines Inc.[a]	31,500	128,563
ATGen Co. Ltd.[a,b]	3,001	85,989
Binex Co. Ltd.[a,b]	9,970	133,139
Binggrae Co. Ltd.[a]	2,775	163,199
Bukwang Pharmaceutical Co. Ltd.	7,552	156,951
Caregen Co. Ltd.[b]	1,083	66,182
Cell Biotech Co. Ltd.	2,484	81,610
Celltrion Pharm Inc.[a,b]	6,039	118,564
Cellumed Co. Ltd.[a,b]	50,724	51,139
Chabiotech Co. Ltd.[a]	14,339	165,487
Chong Kun Dang Pharmaceutical Corp.	1,663	161,042

CONSOLIDATED SCHEDULES OF INVESTMENTS	65

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
CJ CGV Co. Ltd.[b]	3,957	$261,409
CJ Freshway Corp.	3,396	96,256
CJ O Shopping Co. Ltd.	1,078	184,855
CMG Pharmaceutical Co. Ltd.[a,b]	29,421	91,067
Com2uSCorp.	2,827	273,762
Cosmax Inc.[b]	2,156	273,611
COSON Co. Ltd.[a,b]	8,275	90,379
CrucialTec Co. Ltd.[a,b]	12,376	90,186
CrystalGenomics Inc.[a]	5,981	83,573
Dae Hwa Pharmaceutical Co. Ltd.[b]	3,870	77,178
Daesang Corp.[a]	6,712	146,616
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	21,862	73,624
Daewoong Pharmaceutical Co. Ltd.	1,553	113,994
Daishin Securities Co. Ltd.[a]	13,660	138,321
Daou Technology Inc.[a]	8,475	137,908
Dawonsys Co. Ltd.[b]	7,650	71,037
DIO Corp.[a]	3,358	85,973
Dong-A Socio Holdings Co. Ltd.[a]	1,006	113,878
Dong-A ST Co. Ltd.[a]	1,426	119,427
Dongbu HiTek Co. Ltd.[a]	10,282	170,950
Dongkuk Steel Mill Co. Ltd.[b]	15,989	178,166
Dongwon Development Co. Ltd.	45,876	175,674
Dongwon F&B Co. Ltd.	444	84,815
Doosan Infracore Co. Ltd.[a,b]	36,005	294,536
DoubleUGames Co. Ltd.	3,583	131,976
DuzonBIzon Co. Ltd.	6,443	131,054
Easy Bio Inc.[a]	21,067	111,972
Emerson Pacific Inc.[a,b]	2,601	72,343
EO Technics Co. Ltd.[a]	2,511	184,980
Fila Korea Ltd.[b]	2,970	196,731
Finetex EnE Inc.[a,b]	15,670	73,586
Foosung Co. Ltd.[a]	18,660	111,226
G-SMATT GLOBAL Co. Ltd.[a]	6,112	74,052
G-treeBNT Co. Ltd.[a,b]	7,099	102,648
Gamevil Inc.[a,b]	2,249	115,359
GemVax & Kael Co. Ltd.[a]	9,845	107,091
Genexine Co. Ltd.[a,b]	3,115	108,539
GNCO Co. Ltd.[a,b]	17,869	36,821
Grand Korea Leisure Co. Ltd.	9,828	185,565
Green Cross Cell Corp.	3,510	82,725
Green Cross Corp./South Korea	1,512	202,581
Green Cross Holdings Corp.	7,063	166,152

Security	Shares	Value
GS Home Shopping Inc.	1,158	$220,898
Halla Holdings Corp.	2,991	167,173
Hana Tour Service Inc.	2,696	200,278
Hanall Biopharma Co. Ltd.[a,b]	7,358	83,943
Handsome Co. Ltd.	4,974	132,845
Hanjin Heavy Industries & Construction Co. Ltd.[a]	25,856	72,372
Hanjin Kal Corp.[a]	12,250	183,086
Hanjin Transportation Co. Ltd.[a,b]	3,484	83,191
Hankook Tire Worldwide Co. Ltd.[a]	7,597	137,730
Hansae Co. Ltd.[b]	5,893	135,762
Hansol Chemical Co. Ltd.	3,139	212,922
Hansol Holdings Co. Ltd.[a]	27,767	161,089
Hansol Technics Co. Ltd.[a]	6,239	94,626
Hanwha Investment & Securities Co. Ltd.[a,b]	47,322	96,464
Hite Jinro Co. Ltd.[a]	8,894	165,964
HLB Inc.[a,b]	8,484	111,794
Homecast Co. Ltd.[a,b]	7,566	62,763
HS Industries Co. Ltd.[a]	10,840	102,576
Huchems Fine Chemical Corp.	8,575	174,040
Hugel Inc.[a]	710	231,445
Humedix Co. Ltd.[b]	3,286	91,395
Huons Co. Ltd.[a]	1,829	81,037
Huons Global Co. Ltd.	2,446	62,732
Hwa Shin Co. Ltd.	18,078	112,233
Hyundai Corp.[a]	5,181	95,762
Hyundai Elevator Co. Ltd.[a]	3,901	195,611
Hyundai Greenfood Co. Ltd.	15,516	231,900
Hyundai Home Shopping Network Corp.	1,889	191,281
Hyundai Livart Furniture Co. Ltd.[b]	4,034	102,745
Hyundai Mipo Dockyard Co. Ltd.[a,b]	3,019	194,903
Hyundai Rotem Co. Ltd.[a]	7,826	142,574
Iljin Materials Co. Ltd.[a]	5,826	78,831
Ilyang Pharmaceutical Co. Ltd.[b]	4,037	142,986
InBody Co. Ltd.	4,982	104,420
Innocean Worldwide Inc.	2,930	158,063
Interojo Co. Ltd.	4,882	160,179
Interpark Holdings Corp.	22,024	93,102
iNtRON Biotechnology Inc.[a]	3,677	84,547
IS Dongseo Co. Ltd.[a]	3,683	139,079
Jeil Pharmaceutical Co.[b]	1,944	119,141
Jenax Inc.[a,b]	4,247	78,499

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Jusung Engineering Co. Ltd.[a]	14,882	$140,825
JW Holdings Corp.[b]	10,733	75,841
JW Pharmaceutical Corp.[b]	3,377	139,022
JW Shinyak Corp.	13,412	87,061
KB Insurance Co. Ltd.	13,001	302,964
KC Tech Co. Ltd.	8,831	103,481
KEPCO Engineering & Construction Co. Inc.[a,b]	4,111	97,435
KH Vatec Co. Ltd.[b]	6,910	83,109
KIWOOM Securities Co. Ltd.[a]	3,451	235,306
Koh Young Technology Inc.	4,817	215,130
Kolmar BNH Co. Ltd.[a,b]	4,876	77,404
Kolon Corp.	1,857	92,460
Kolon Industries Inc.	4,600	289,648
Kolon Life Science Inc.	1,323	129,872
Komipharm International Co. Ltd.[a]	9,281	266,344
KONA I Co. Ltd.[a,b]	7,979	74,798
Korea Electric Terminal Co. Ltd.	2,112	132,613
Korea Kolmar Co. Ltd.[a]	4,093	277,633
Korea Kolmar Holdings Co. Ltd.[a,b]	2,891	71,588
Korea PetroChemical Ind. Co. Ltd.	816	191,958
Korea REIT Co. Ltd.[b]	56,022	156,807
Korean Reinsurance Co.	32,296	319,890
KT Skylife Co. Ltd.	9,256	137,111
Kumho Tire Co. Inc.[a]	35,747	256,702
Kyung Dong Navien Co. Ltd.[b]	2,508	90,605
Leaders Cosmetics Co. Ltd.[a,b]	4,319	65,506
LEENO Industrial Inc.	4,483	164,928
LF Corp.	9,477	176,843
LG Hausys Ltd.	1,941	180,239
LG International Corp.	8,493	244,857
Lock&Lock Co. Ltd.	8,750	119,943
Loen Entertainment Inc.	2,293	162,229
LOTTE Fine Chemical Co. Ltd.	5,954	177,712
Lotte Food Co. Ltd.	246	138,582
LOTTE Himart Co. Ltd.	3,159	134,937
LS Corp.	5,268	315,870
LS Industrial Systems Co. Ltd.	4,482	171,630
Lutronic Corp.	3,292	85,885
Macrogen Inc.[a,b]	5,773	147,037
Mando Corp.	1,859	436,493
Medipost Co. Ltd.[a]	2,652	135,561
Medy-Tox Inc.	1,134	412,582
Meritz Financial Group Inc.	17,343	180,217

Security	Shares	Value
Meritz Fire & Marine Insurance Co. Ltd.	23,108	$314,714
Meritz Securities Co. Ltd.	79,038	255,480
Muhak Co. Ltd.[b]	5,633	116,571
Namhae Chemical Corp.	18,452	148,171
Namyang Dairy Products Co. Ltd.[a]	207	140,776
Naturalendo Tech Co. Ltd.[a,b]	5,096	72,784
Nexen Tire Corp.	13,639	170,073
NHN Entertainment Corp.[a]	3,562	184,282
NHN KCP Corp.[a]	6,101	70,951
NICE Holdings Co. Ltd.[a]	6,297	99,961
NICE Information Service Co. Ltd.[a]	13,357	82,806
NongShim Co. Ltd.	925	257,683
NS Shopping Co. Ltd.[b]	916	133,664
NUTRIBIOTECH Co. Ltd.[a,b]	3,770	96,688
Osstem Implant Co. Ltd.[a]	3,714	189,190
Paradise Co. Ltd.[b]	13,306	182,395
Partron Co. Ltd.	12,485	122,559
Peptron Inc.[a]	2,235	75,307
Poongsan Corp.	6,959	252,020
POSCO Chemtech Co. Ltd.	12,878	149,195
POSCO ICT Co. Ltd.	27,081	148,008
S&T Dynamics Co. Ltd.[a]	14,221	120,484
S&T Motiv Co. Ltd.	3,983	169,077
Samsung Engineering Co. Ltd.[a]	38,162	418,491
Samyang Corp.	1,115	96,536
Samyang Holdings Corp.	1,014	100,884
Schnell Biopharmaceuticals Inc.[a,b]	29,544	96,934
Seah Besteel Corp.	5,339	122,999
Seegene Inc.[a,b]	5,583	169,848
Seoul Semiconductor Co. Ltd.[b]	12,144	180,428
SFA Engineering Corp.	3,339	191,644
SK Chemicals Co. Ltd.	4,951	283,290
SK Materials Co. Ltd.	1,827	275,322
SK Securities Co. Ltd.[a]	149,738	159,570
SKC Co. Ltd.	6,210	172,721
SM Entertainment Co.[a]	6,425	137,790
Soulbrain Co. Ltd.[b]	2,986	126,755
SPC Samlip Co. Ltd.[a]	715	135,950
Ssangyong Cement Industrial Co. Ltd.	8,673	109,683
Ssangyong Information & Communication Corp.[a]	2,425	4,643

CONSOLIDATED SCHEDULES OF INVESTMENTS	67

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Sung Kwang Bend Co. Ltd.[a,b]	12,035	$106,114
Sungwoo Hitech Co. Ltd.	17,912	122,133
Taekwang Industrial Co. Ltd.[a]	176	149,734
Taewoong Co. Ltd.[a,b]	4,683	100,431
Tongyang Inc.[a]	64,581	157,919
Tongyang Life Insurance Co. Ltd.[a,b]	14,864	138,682
Toptec Co. Ltd.	7,104	141,043
Vieworks Co. Ltd.	3,080	171,331
ViroMed Co. Ltd.[a]	3,588	296,686
Webzen Inc.[a]	6,679	121,678
WeMade Entertainment Co. Ltd.[b]	3,787	96,287
WONIK IPS Co. Ltd.[a]	6,975	138,174
Woongjin Thinkbig Co. Ltd.[a]	12,286	96,919
Youngone Corp.	6,425	182,394
Yuanta Securities Korea Co. Ltd.[a]	31,608	92,804
Yungjin Pharmaceutical Co. Ltd.[a,b]	15,560	114,214

		29,213,049
TAIWAN — 18.04%
A-DATA Technology Co. Ltd.	78,000	135,317
Accton Technology Corp.	133,000	244,585
Advanced Wireless Semiconductor Co.	59,000	118,102
Airtac International Group	29,850	275,926
Ambassador Hotel (The)	258,000	200,280
AmTRAN Technology Co. Ltd.	244,312	184,088
Asia Optical Co. Inc.[a]	96,000	161,232
Asia Polymer Corp.	283,252	173,325
ASPEED Technology Inc.	8,000	127,069
Basso Industry Corp.	33,000	95,058
BES Engineering Corp.	805,000	179,742
Bizlink Holding Inc.	27,982	172,135
Cathay Real Estate Development Co. Ltd.	331,300	225,910
Chaun-Choung Technology Corp.	23,000	108,174
Cheng Loong Corp.	644,000	307,081
Cheng Uei Precision Industry Co. Ltd.	161,000	201,489
Chin-Poon Industrial Co. Ltd.	91,000	181,861
China Bills Finance Corp.	501,000	225,033
China Man-Made Fiber Corp.	576,700	174,567
China Petrochemical Development Corp.[a]	616,000	243,605
China Steel Chemical Corp.	50,000	208,310
China Synthetic Rubber Corp.	234,460	230,465

Security	Shares	Value
Chipbond Technology Corp.	165,000	$255,366
Chlitina Holding Ltd.	14,000	74,503
Chong Hong Construction Co. Ltd.	60,424	138,259
Chroma ATE Inc.	94,000	286,986
Chunghwa Precision Test Tech Co. Ltd.	4,000	181,620
Compeq Manufacturing Co. Ltd.	308,000	200,999
Coretronic Corp.	167,400	236,197
CSBC Corp. Taiwan	351,420	163,566
CTCI Corp.	199,000	329,686
D-Link Corp.	503,246	185,911
E Ink Holdings Inc.	216,000	177,870
Egis Technology Inc.[a]	19,000	162,026
Elan Microelectronics Corp.	147,000	180,619
Elite Advanced Laser Corp.	38,200	189,611
Elite Material Co. Ltd.	79,000	289,274
Ennoconn Corp.	11,000	173,646
Epistar Corp.[a]	241,000	226,696
Eternal Materials Co. Ltd.	252,555	276,201
Everlight Electronics Co. Ltd.	119,000	191,339
Far Eastern Department Stores Ltd.	256,000	136,651
Far Eastern International Bank	878,139	267,242
Faraday Technology Corp.	106,000	124,205
Feng Hsin Steel Co. Ltd.	172,000	290,553
Firich Enterprises Co. Ltd.	60,493	120,106
FLEXium Interconnect Inc.	77,445	238,207
Formosan Rubber Group Inc.	408,300	226,586
General Interface Solution Holding Ltd.	31,000	127,134
Getac Technology Corp.	139,000	194,542
Gigabyte Technology Co. Ltd.	161,000	224,284
Gigastorage Corp.[a]	127,400	101,179
Ginko International Co. Ltd.	13,000	127,362
Gintech Energy Corp.[a]	153,647	94,268
Global Unichip Corp.	53,000	175,956
Gloria Material Technology Corp.	324,850	255,346
Goldsun Building Materials Co. Ltd.	649,000	188,214
Gourmet Master Co. Ltd.	17,700	166,207
Grand Pacific Petrochemical	302,000	218,217
Grape King Bio Ltd.	30,000	199,684
Great Wall Enterprise Co. Ltd.	194,128	183,554
Greatek Electronics Inc.	136,000	184,588
Green Energy Technology Inc.[a]	139,125	81,283

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
HannStar Display Corp.[a]	683,320	$172,367
Ho Tung Chemical Corp.[a]	676,524	200,600
Holy Stone Enterprise Co. Ltd.	225,500	254,686
Hota Industrial Manufacturing Co. Ltd.	50,000	224,584
Huaku Development Co. Ltd.	111,080	243,321
Huang Hsiang Construction Corp.	50,000	66,968
Hung Sheng Construction Ltd.	248,000	158,211
International Games System Co. Ltd.	14,000	93,869
Iron Force Industrial Co. Ltd.	16,000	93,479
ITEQ Corp.	148,600	202,415
Jih Sun Financial Holdings Co. Ltd.	502,690	113,714
Kenda Rubber Industrial Co. Ltd.	166,341	268,541
Kerry TJ Logistics Co. Ltd.	128,000	183,729
Kindom Construction Corp.	228,000	173,281
King Slide Works Co. Ltd.	17,000	234,609
King Yuan Electronics Co. Ltd.	311,000	291,023
King’s Town Bank Co. Ltd.	251,000	233,652
Kinpo Electronics	405,000	166,094
Kinsus Interconnect Technology Corp.	73,000	201,963
Land Mark Optoelectronics Corp.	14,400	150,452
LCY Chemical Corp.	135,000	195,095
Lealea Enterprise Co. Ltd.	848,590	238,915
Li Cheng Enterprise Co. Ltd.	18,000	52,318
Lien Hwa Industrial Corp.	270,814	206,701
Makalot Industrial Co. Ltd.	44,559	180,565
Masterlink Securities Corp.	637,121	188,709
Medigen Biotechnology Corp.[a]	10,397	25,786
Mercuries & Associates Holding Ltd.	314,225	257,222
Merry Electronics Co. Ltd.	43,000	201,540
Microbio Co. Ltd.[a]	197,727	147,377
Mitac Holdings Corp.	162,379	173,089
Motech Industries Inc.[a]	107,000	102,739
Nan Kang Rubber Tire Co. Ltd.	162,000	164,776
Neo Solar Power Corp.[a]	235,364	119,124
Pan-International Industrial Corp.	130,722	117,219
Parade Technologies Ltd.	18,000	190,408
PChome Online Inc.	24,360	162,540
PharmaEngine Inc.	18,798	125,122
PharmaEssentia Corp.[a]	37,000	195,697
Pixart Imaging Inc.	65,635	169,623

Security	Shares	Value
Poya International Co. Ltd.	15,251	$176,965
President Securities Corp.	328,390	140,555
Primax Electronics Ltd.	123,000	188,162
Prince Housing & Development Corp.	480,917	174,532
Qisda Corp.	486,000	253,096
Radiant Opto-Electronics Corp.	119,000	245,952
Radium Life Tech Co. Ltd.[a]	584,707	192,216
Ritek Corp.[a]	542,260	108,722
Sanyang Motor Co. Ltd.	204,820	141,331
ScinoPharm Taiwan Ltd.	68,720	98,975
Senao International Co. Ltd.	68,000	119,739
Sercomm Corp.	84,000	226,654
Shin Zu Shing Co. Ltd.	45,000	126,109
Shining Building Business Co. Ltd.[a]	368,008	133,555
Shinkong Synthetic Fibers Corp.	620,135	203,862
Silergy Corp.	15,000	252,413
Sino-American Silicon Products Inc.	171,000	261,870
Sinyi Realty Inc.	136,105	147,519
Sitronix Technology Corp.	43,000	138,978
Soft-World International Corp.	50,140	102,651
St. Shine Optical Co. Ltd.	12,000	205,055
Sunny Friend Environmental Technology Co. Ltd.	30,000	124,498
TA Chen Stainless Pipe	316,325	184,296
Taichung Commercial Bank Co. Ltd.	788,388	241,981
Tainan Spinning Co. Ltd.	367,190	165,527
Taiwan Hon Chuan Enterprise Co. Ltd.	136,004	264,717
Taiwan Paiho Ltd.	64,050	192,837
Taiwan Secom Co. Ltd.	100,450	294,254
Taiwan Shin Kong Security Co. Ltd.	242,640	313,927
Taiwan Surface Mounting Technology Corp.	244,633	228,521
Taiwan TEA Corp.	361,000	185,649
Tatung Co. Ltd.[a]	620,000	320,862
Ton Yi Industrial Corp.	334,000	166,872
Tong Hsing Electronic Industries Ltd.	44,000	197,634
Tong Yang Industry Co. Ltd.	100,133	199,135
Toung Loong Textile Manufacturing	34,000	86,097

CONSOLIDATED SCHEDULES OF INVESTMENTS	69

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
TPK Holding Co. Ltd.[a]	77,000	$230,322
Tripod Technology Corp.	127,000	331,518
TSRC Corp.	161,000	188,912
TTY Biopharm Co. Ltd.	60,450	222,333
Tung Ho Steel Enterprise Corp.	294,000	227,747
Tung Thih Electronic Co. Ltd.	17,000	176,233
TWi Pharmaceuticals Inc.[a]	22,000	72,322
TXC Corp.	128,000	190,812
Unimicron Technology Corp.	397,000	185,426
UPC Technology Corp.	441,661	200,536
USI Corp.	289,950	159,492
Visual Photonics Epitaxy Co. Ltd.	86,425	167,654
Voltronic Power Technology Corp.	14,077	207,099
Wah Lee Industrial Corp.	138,000	221,440
Walsin Lihwa Corp.	835,000	385,926
Walsin Technology Corp.	112,200	157,398
Waterland Financial Holdings Co. Ltd.	738,469	209,834
Win Semiconductors Corp.	99,736	423,635
Winbond Electronics Corp.	846,000	307,026
Wistron NeWeb Corp.	68,009	198,558
WT Microelectronics Co. Ltd.	145,168	216,877
Yageo Corp.	107,210	263,807
Yeong Guan Energy Technology Group Co. Ltd.	23,601	91,413
YFY Inc.	653,000	244,422
Yieh Phui Enterprise Co. Ltd.[a]	361,625	167,138
YungShin Global Holding Corp.	160,200	242,984
Yungtay Engineering Co. Ltd.	128,000	206,643
Zinwell Corp.	108,000	120,396

		31,784,841
THAILAND — 3.70%
Amata Corp. PCL NVDR	397,200	183,207
Bangchak Petroleum PCL (The) NVDR	144,400	142,722
Bangkok Airways PCL[b]	205,000	115,698
Bangkok Chain Hospital PCL NVDR	448,100	166,888
Bangkok Land PCL NVDR	4,354,000	227,021
Beauty Community PCL[b]	606,200	178,879
CH Karnchang PCL NVDR[b]	178,300	139,195
Chularat Hospital PCL NVDR	1,853,000	135,901
Esso Thailand PCL NVDR[a,b]	439,300	142,215
Group Lease PCL	102,700	173,592
Gunkul Engineering PCL NVDR[b]	934,500	136,539

Security	Shares	Value
Hana Microelectronics PCL NVDR	187,800	$228,660
Italian-Thai Development PCL NVDR[a,b]	735,100	104,877
Jasmine International PCL NVDR	555,100	139,946
Khon Kaen Sugar Industry PCL NVDR	939,930	172,338
Kiatnakin Bank PCL NVDR	139,032	261,889
Krungthai Card PCL NVDR	36,400	136,087
LPN Development PCL NVDR[b]	358,700	119,205
Major Cineplex Group PCL NVDR	112,400	109,484
PTG Energy PCL[b]	165,900	128,326
Quality Houses PCL NVDR[b]	1,837,667	137,935
Samart Corp. PCL NVDR[b]	235,400	93,741
Siam Global House PCL NVDR[b]	436,519	231,356
Sino-Thai Engineering & Construction PCL NVDR[b]	276,528	202,016
Sri Trang Agro-Industry PCL NVDR	327,500	187,650
Srisawad Power 1979 PCL NVDR[b]	186,335	236,218
Supalai PCL NVDR[b]	318,400	227,132
Superblock PCL[a]	3,298,400	125,679
surGlobal Power Synergy Co. Ltd. NVDR	168,300	165,139
Thai Airways International PCL NVDR[a,b]	200,500	110,861
Thai Vegetable Oil PCL NVDR	173,300	191,146
Thaicom PCL NVDR[b]	154,400	84,929
Thanachart Capital PCL NVDR	193,800	269,278
Tisco Financial Group PCL NVDR	118,140	231,843
TTW PCL NVDR	644,400	203,074
U City PCL NVDR[a]	208,375,100	179,091
VGI Global Media PCL NVDR	986,700	144,166
Vibhavadi Medical Center PCL NVDR	1,934,200	161,804
WHA Corp. PCL NVDR[a,b]	2,198,000	195,207

		6,520,934
TURKEY — 1.04%
Akcansa Cimento AS	42,100	168,163
Aksa Akrilik Kimya Sanayii AS	39,661	114,579
Bizim Toptan Satis Magazalari ASb	43,413	140,019
Cimsa Cimento Sanayi VE Ticaret AS	40,680	192,433

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Dogan Sirketler Grubu Holding ASa,b	365,074	$71,453
Dogus Otomotiv Servis ve Ticaret ASb	25,951	65,815
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da	252,381	84,878
Koza Altin Isletmeleri ASa	16,146	83,810
NET Holding ASa,b	182,966	139,711
Otokar Otomotiv Ve Savunma Sanayi AS	4,179	158,976
Sekerbank TAS[a,b]	239,893	78,695
Tekfen Holding ASb	55,454	120,612
Trakya Cam Sanayii AS	188,746	160,774
Turkiye Sinai Kalkinma Bankasi AS	305,206	124,519
Vestel Elektronik Sanayi ve Ticaret ASa,b	30,683	51,764
Yazicilar Holding ASb	18,794	79,837

		1,836,038
UNITED ARAB EMIRATES — 0.74%
Agthia Group PJSC	48,998	86,322
Air Arabia PJSC	662,635	221,931
Al Waha Capital PJSC	311,628	187,528
Amanat Holdings PJSC	519,299	164,026
Amlak Finance PJSC[a]	151,150	48,977
Arabtec Holding PJSC[a]	578,920	145,026
Dana Gas PJSC[a]	967,013	121,124
Deyaar Development PJSC[a]	612,233	99,191
Eshraq Properties Co. PJSC[a]	390,823	124,510
Orascom Construction Ltd.[a]	19,456	103,895

		1,302,530

TOTAL COMMON STOCKS
(Cost: $167,514,809)		172,938,919

PREFERRED STOCKS — 1.45%

BRAZIL — 1.40%
Alpargatas SA	41,500	157,676
Banco ABC Brasil SA	27,445	160,559
Banco ABC Brasil SA New	1,198	7,163
Banco do Estado do Rio Grande do Sul SA Class B	43,100	230,254
Bradespar SA	58,700	442,467
Cia. de Saneamento do Parana	77,100	356,876

Security	Shares	Value
Cia. Energetica de Sao Paulo Class B	51,700	$296,972
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	28,100	113,177
Marcopolo SA	144,500	128,197
Metalurgica Gerdau SA	156,800	295,354
Randon SA Implemetos e Participacoes	75,325	107,745
Usinas Siderurgicas de Minas Gerais SA Class A	104,500	165,601

		2,462,041
COLOMBIA — 0.05%
Avianca Holdings SA	93,714	89,951

		89,951

TOTAL PREFERRED STOCKS
(Cost: $1,833,718)		2,551,992

RIGHTS — 0.00%

INDIA — 0.00%
Canara Bank Ltd.[a]	2,945	3,908

		3,908

TOTAL RIGHTS
(Cost: $0)		3,908

WARRANTS — 0.00%

BRAZIL — 0.00%
Iochpe Maxion SA (Expires 04/01/19)[a]	710	377

		377

TOTAL WARRANTS
(Cost: $0)		377

SHORT-TERM INVESTMENTS — 10.63%

MONEY MARKET FUNDS — 10.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	18,637,484	18,644,939
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	83,452	83,452

		18,728,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,722,050)		18,728,391

CONSOLIDATED SCHEDULES OF INVESTMENTS	71

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 110.24%
(Cost: $188,070,577)[h]	$194,223,587
Other Assets, Less Liabilities — (10.24)%	(18,043,361)

NET ASSETS — 100.00%	$176,180,226

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $190,064,388. Net unrealized appreciation was $4,159,199, of which $21,000,736 represented gross unrealized appreciation on securities and $16,841,537 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the consolidated schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$172,222,076	$497,548	$219,295	$172,938,919
Preferred stocks	2,551,992	—	—	2,551,992
Rights	—	3,908	—	3,908
Warrants	377	—	—	377
Money market funds	18,728,391	—	—	18,728,391

Total	$193,502,836	$501,456	$219,295	$194,223,587

See notes to consolidated financial statements.

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF

ASSETS
Investments, at cost:
Unaffiliated	$22,194,088,967	$175,660,991	$285,247,626
Affiliated (Note 2)	1,288,967,800	15,014,098	7,123,980

Total cost of investments	$23,483,056,767	$190,675,089	$292,371,606

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$23,614,618,785	$185,324,641	$303,008,078
Affiliated (Note 2)	1,289,392,827	15,017,870	7,125,852

Total fair value of investments	24,904,011,612	200,342,511	310,133,930
Foreign currency, at value[b]	5,070,496	184,887	5,968,400
Cash	26,376,374	340,783	426,231
Receivables:
Investment securities sold	72,689,896	647,842	540,196
Due from custodian (Note 4)	86,360	—	—
Dividends and interest	57,198,095	304,551	562,864
Capital shares sold	29,285,634	1,252,021	—
Futures variation margin	5,480,819	—	—

Total Assets	25,100,199,286	203,072,595	317,631,621

LIABILITIES
Payables:
Investment securities purchased	95,985,264	2,151,617	6,444,730
Collateral for securities on loan (Note 1)	1,262,078,536	15,012,121	6,819,868
Due to broker	2,188,511	—	—
Foreign taxes (Note 1)	113,267	—	83
Investment advisory fees (Note 2)	2,170,891	92,222	99,572

Total Liabilities	1,362,536,469	17,255,960	13,364,253

NET ASSETS	$23,737,662,817	$185,816,635	$304,267,368

Net assets consist of:
Paid-in capital	$23,214,249,586	$407,073,975	$314,000,541
Distributions in excess of net investment income	(2,506,204)	(278,594)	(172,095)
Accumulated net realized loss	(903,363,814)	(230,653,046)	(27,350,801)
Net unrealized appreciation	1,429,283,249	9,674,300	17,789,723

NET ASSETS	$23,737,662,817	$185,816,635	$304,267,368

Shares outstanding[c]	511,800,000	5,250,000	5,250,000

Net asset value per share	$46.38	$35.39	$57.96

[a]	Securities on loan with values of $1,190,204,215, $14,457,891 and $6,305,567, respectively. See Note 1.
[b]	Cost of foreign currency: $5,105,472, $185,854 and $5,968,413, respectively.
[c]	$0.001 par value, number of shares authorized: 2,050 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	73

Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

iShares MSCI Emerging Markets Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$169,348,527
Affiliated (Note 2)	18,722,050

Total cost of investments	$188,070,577

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$175,495,196
Affiliated (Note 2)	18,728,391

Total fair value of investments	194,223,587
Foreign currency, at value[b]	157,078
Cash	43,670
Receivables:
Investment securities sold	612,445
Dividends and interest	396,073

Total Assets	195,432,853

LIABILITIES
Payables:
Investment securities purchased	521,574
Collateral for securities on loan (Note 1)	18,638,205
Foreign taxes (Note 1)	342
Investment advisory fees (Note 2)	92,506

Total Liabilities	19,252,627

NET ASSETS	$176,180,226

Net assets consist of:
Paid-in capital	$183,954,604
Distributions in excess of net investment income	(1,003,189)
Accumulated net realized loss	(12,945,738)
Net unrealized appreciation	6,174,549

NET ASSETS	$176,180,226

Shares outstanding[c]	3,950,000

Net asset value per share	$44.60

[a]	Securities on loan with a value of $16,721,801. See Note 1.
[b]	Cost of foreign currency: $155,518.
[c]	$0.001 par value, number of shares authorized: 500 million.

See notes to consolidated financial statements.

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$126,330,452	$1,011,475	$1,118,894
Dividends — affiliated (Note 2)	95,830	266	2,716
Interest — unaffiliated	3,646	—	—
Securities lending income — affiliated — net (Note 2)[b]	13,672,400	42,003	38,845

	140,102,328	1,053,744	1,160,455
Less: Other foreign taxes (Note 1)	(739,906)	—	(13,596)

Total investment income	139,362,422	1,053,744	1,146,859

EXPENSES
Investment advisory fees (Note 2)	13,046,664	592,787	487,693
Mauritius income taxes (Note 1)	207,802	6,058	1,794
Commitment fees (Note 8)	79,896	1,772	1,198
Interest expense (Note 8)	6,840	568	482

Total expenses	13,341,202	601,185	491,167
Less investment advisory fees waived (Note 2)	(248,828)	—	—

Net expenses	13,092,374	601,185	491,167

Net investment income	126,270,048	452,559	655,692

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[c]	(137,189,180)	(3,830,948)	(4,606,628)
Investments — affiliated (Note 2)	38,573	1,977	(34)
In-kind redemptions — unaffiliated	—	393,705	3,329,261
Futures contracts	4,514,155	—	—
Foreign currency transactions	(2,601,635)	(831)	(84,323)
Realized gain distributions from affiliated funds	3,710	6	16

Net realized loss	(135,234,377)	(3,436,091)	(1,361,708)

Net change in unrealized appreciation/depreciation on:
Investments	1,090,437,263	12,933,483	10,916,812
Futures contracts	501,779	—	—
Translation of assets and liabilities in foreign currencies	2,904,293	4,354	30,933

Net change in unrealized appreciation/depreciation	1,093,843,335	12,937,837	10,947,745

Net realized and unrealized gain	958,608,958	9,501,746	9,586,037

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,084,879,006	$9,954,305	$10,241,729

[a]	Net of foreign withholding tax of $16,637,486, $94,004 and $153,042, respectively.
[b]	Net of securities lending income tax paid of $655,597, $ — and $ —, respectively.
[c]	Net of foreign capital gains taxes of $165, $ — and $ —, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	75

Consolidated Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

iShares MSCI Emerging Markets Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$982,008
Dividends — affiliated (Note 2)	386
Securities lending income — affiliated — net (Note 2)	398,130

1,380,524
Less: Other foreign taxes (Note 1)	(4,122)

Total investment income	1,376,402

EXPENSES
Investment advisory fees (Note 2)	495,707
Commitment fees (Note 8)	821
Interest expense (Note 8)	335

Total expenses	496,863

Net investment income	879,539

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(213,084)
Investments — affiliated (Note 2)	393
Foreign currency transactions	(6,809)
Realized gain distributions from affiliated funds	115

Net realized loss	(219,385)

Net change in unrealized appreciation/depreciation on:
Investments	8,391,197
Translation of assets and liabilities in foreign currencies	22,451

Net change in unrealized appreciation/depreciation	8,413,648

Net realized and unrealized gain	8,194,263

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,073,802

[a]	Net of foreign withholding tax of $97,736.
[b]	Net of foreign capital gains taxes of $23.

See notes to consolidated financial statements.

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Core MSCI Emerging Markets ETF		iShares MSCI BRIC ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$126,270,048	$300,560,736	$452,559	$3,742,371
Net realized loss	(135,234,377)	(543,220,439)	(3,436,091)	(22,678,091)
Net change in unrealized appreciation/depreciation	1,093,843,335	1,646,957,449	12,937,837	36,181,152

Net increase in net assets resulting from operations	1,084,879,006	1,404,297,746	9,954,305	17,245,432

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(239,274,117)	(238,601,549)	(1,820,324)	(4,397,149)

Total distributions to shareholders	(239,274,117)	(238,601,549)	(1,820,324)	(4,397,149)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,888,569,797	7,812,461,106	19,630,313	12,282
Cost of shares redeemed	—	—	(24,435,557)	(27,130,689)

Net increase (decrease) in net assets from capital share transactions	6,888,569,797	7,812,461,106	(4,805,244)	(27,118,407)

INCREASE (DECREASE) IN NET ASSETS	7,734,174,686	8,978,157,303	3,328,737	(14,270,124)

NET ASSETS
Beginning of period	16,003,488,131	7,025,330,828	182,487,898	196,758,022

End of period	$23,737,662,817	$16,003,488,131	$185,816,635	$182,487,898

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,506,204)	$110,497,865	$(278,594)	$1,089,171

SHARES ISSUED AND REDEEMED
Shares sold	153,000,000	186,400,000	550,000	—
Shares redeemed	—	—	(750,000)	(950,000)

Net increase (decrease) in shares outstanding	153,000,000	186,400,000	(200,000)	(950,000)

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	77

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Asia ETF		iShares MSCI Emerging Markets Small-Cap ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$655,692	$2,513,325	$879,539	$2,035,989
Net realized loss	(1,361,708)	(9,379,096)	(219,385)	(6,143,159)
Net change in unrealized appreciation/depreciation	10,947,745	24,288,569	8,413,648	14,192,002

Net increase in net assets resulting from operations	10,241,729	17,422,798	9,073,802	10,084,832

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,949,732)	(2,586,361)	(2,161,567)	(2,370,926)

Total distributions to shareholders	(1,949,732)	(2,586,361)	(2,161,567)	(2,370,926)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	129,704,718	92,508,092	48,117,465	37,316,559
Cost of shares redeemed	(50,592,389)	(15,118,523)	—	—

Net increase in net assets from capital share transactions	79,112,329	77,389,569	48,117,465	37,316,559

INCREASE IN NET ASSETS	87,404,326	92,226,006	55,029,700	45,030,465

NET ASSETS
Beginning of period	216,863,042	124,637,036	121,150,526	76,120,061

End of period	$304,267,368	$216,863,042	$176,180,226	$121,150,526

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(172,095)	$1,121,945	$(1,003,189)	$278,839

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	1,700,000	1,150,000	900,000
Shares redeemed	(900,000)	(300,000)	—	—

Net increase in shares outstanding	1,400,000	1,400,000	1,150,000	900,000

See notes to consolidated financial statements.

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Core MSCI Emerging Markets ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Period from Oct. 18, 2012[a] to Aug. 31, 2013
Net asset value, beginning of period	$44.60	$40.75	$53.89	$45.71	$49.06

Income from investment operations:
Net investment income[b]	0.31	1.20	1.21	1.31	1.33
Net realized and unrealized gain (loss)[c]	2.06	3.58	(13.26)	7.78	(4.14)

Total from investment operations	2.37	4.78	(12.05)	9.09	(2.81)

Less distributions from:
Net investment income	(0.59)	(0.93)	(1.09)	(0.91)	(0.54)

Total distributions	(0.59)	(0.93)	(1.09)	(0.91)	(0.54)

Net asset value, end of period	$46.38	$44.60	$40.75	$53.89	$45.71

Total return	5.44%[d]	11.99%	(22.61)%	20.05%	(5.75)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,737,663	$16,003,488	$7,025,331	$5,669,167	$1,864,965
Ratio of expenses to average net assets[e]	0.14%	0.17%	0.18%	0.17%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.17%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.39%	2.93%	2.49%	2.61%	3.17%
Portfolio turnover rate[f]	2%[d]	10%	7%	8%	15%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014 and the period ended August 31, 2013 were 2%, 10%, 7%, 8%, and 15%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	79

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI BRIC ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$33.48	$30.74	$41.12	$34.41	$35.68	$42.25

Income from investment operations:
Net investment income[a]	0.09	0.64	0.77	0.89	0.84	0.98
Net realized and unrealized gain (loss)[b]	2.21	2.84	(10.20)	6.53	(1.25)	(6.62)

Total from investment operations	2.30	3.48	(9.43)	7.42	(0.41)	(5.64)

Less distributions from:
Net investment income	(0.39)	(0.74)	(0.95)	(0.71)	(0.86)	(0.93)

Total distributions	(0.39)	(0.74)	(0.95)	(0.71)	(0.86)	(0.93)

Net asset value, end of period	$35.39	$33.48	$30.74	$41.12	$34.41	$35.68

Total return	7.00%[c]	11.61%	(23.19)%	21.73%	(1.17)%	(13.33)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$185,817	$182,488	$196,758	$411,164	$474,861	$685,149
Ratio of expenses to average net assets[d]	0.70%	0.73%	0.69%	0.68%	0.67%	0.69%
Ratio of net investment income to average net assets[d]	0.53%	2.13%	2.07%	2.38%	2.18%	2.55%
Portfolio turnover rate[e]	8%[c]	20%	9%	10%	10%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012 were 4%, 20%, 9%, 6%, 9% and 20%, respectively. See Note 4.

See notes to consolidated financial statements.

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$56.33	$50.87	$62.08	$52.23	$50.18	$54.71

Income from investment operations:
Net investment income[b]	0.18	1.02	1.25	1.36	1.15	0.87
Net realized and unrealized gain (loss)[c]	2.11	5.54	(11.61)	9.75	1.82	(4.99)

Total from investment operations	2.29	6.56	(10.36)	11.11	2.97	(4.12)

Less distributions from:
Net investment income	(0.66)	(1.10)	(0.85)	(1.26)	(0.92)	(0.41)

Total distributions	(0.66)	(1.10)	(0.85)	(1.26)	(0.92)	(0.41)

Net asset value, end of period	$57.96	$56.33	$50.87	$62.08	$52.23	$50.18

Total return	4.19%[d]	13.14%	(16.86)%	21.54%[e]	5.88%	(7.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$304,267	$216,863	$124,637	$80,706	$31,341	$20,071
Ratio of expenses to average net assets[f]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[f]	n/a	0.66%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[f]	0.66%	1.98%	2.10%	2.36%	2.09%	3.05%
Portfolio turnover rate[g]	17%[d]	22%	16%	33%	174%	3%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.46%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 5%, 16%, 10%, 33%, 21% and 3%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	81

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$43.27	$40.06	$51.37	$43.78	$43.44	$49.60

Income from investment operations:
Net investment income[a]	0.26	0.90	1.04	0.93	1.07	0.50
Net realized and unrealized gain (loss)[b]	1.62	3.36	(11.06)	7.67	1.13	(5.52)

Total from investment operations	1.88	4.26	(10.02)	8.60	2.20	(5.02)

Less distributions from:
Net investment income	(0.55)	(1.05)	(1.29)	(1.01)	(1.86)	(1.14)

Total distributions	(0.55)	(1.05)	(1.29)	(1.01)	(1.86)	(1.14)

Net asset value, end of period	$44.60	$43.27	$40.06	$51.37	$43.78	$43.44

Total return	4.50%[c]	10.83%	(19.77)%	19.92%[d]	4.85%	(9.98)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$176,180	$121,151	$76,120	$43,666	$30,644	$8,689
Ratio of expenses to average net assets[e]	0.70%	0.71%	0.69%	0.67%	0.67%	0.69%
Ratio of net investment income to average net assets[e]	1.23%	2.20%	2.20%	1.93%	2.26%	1.13%
Portfolio turnover rate[f]	8%[c]	24%	23%	20%	21%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 19.73%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for six months ended February 28, 2017 and the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012 were 8% 24%, 23%, 20%, 21% and 17%, respectively. See Note 4.

See notes to consolidated financial statements.

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core MSCI Emerging Markets	Diversified
MSCI BRIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	83

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its consolidated schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	85

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiaries and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

On May 10, 2016, India and Mauritius signed an amendment to the DTAA. The amendment provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. Tax laws in India also include provisions that impose Indian tax on certain indirect transfers of shares of Indian companies. However, until such time that India provides more definitive authoritative guidance on the indirect transfer rules, the impact to the Funds, if any, cannot be determined. Management is continuing to monitor and assess the impact to the Funds arising from the DTAA amendment and the indirect transfer rules.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its consolidated schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the consolidated statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the consolidated statements of operations.

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core MSCI Emerging Markets
Barclays Capital Inc.	$8,415,368	$8,415,368	$—
BNP Paribas Prime Brokerage Inc.	50,497	50,497	—
BNP Paribas Prime Brokerage International Ltd.	8,647,000	8,647,000	—
Citigroup Global Markets Inc.	45,824,272	45,824,272	—
Citigroup Global Markets Ltd.	8,880,486	8,880,486	—
Credit Suisse Securities (Europe) Ltd.	46,578,577	46,578,577	—
Credit Suisse Securities (USA) LLC	55,550,109	55,550,109	—
Deutsche Bank AG	16,765,038	16,765,038	—
Deutsche Bank Securities Inc.	52,549,861	52,549,861	—
Goldman Sachs & Co.	61,756,197	61,756,197	—
HSBC Bank PLC	18,468,902	18,468,902	—
Jefferies LLC	820,004	801,794	(18,210)
JPMorgan Securities LLC	362,090,730	362,090,730	—
JPMorgan Securities PLC	22,542,821	22,542,821	—
Macquarie Bank Limited	12,935,261	12,935,261	—
Merrill Lynch, Pierce, Fenner & Smith	33,598,297	33,598,297	—
Morgan Stanley & Co. International PLC	141,806,665	141,806,665	—
Morgan Stanley & Co. LLC	151,963,004	151,963,004	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	9,762,514	9,762,514	—
National Financial Services LLC	2,948,627	2,948,627	—
Nomura Securities International Inc.	177,306	177,306	—
SG Americas Securities LLC	605,392	605,392	—
State Street Bank & Trust Company	11,351,349	11,351,349	—
UBS AG	24,723,190	24,723,190	—
UBS Ltd.	10,504,691	10,504,691	—
UBS Securities LLC	25,500,519	25,500,519	—
Wells Fargo Securities LLC	55,387,538	55,387,538	—

	$1,190,204,215	$1,190,186,005	$(18,210)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	87

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI BRIC
Barclays Capital Inc.	$286	$286	$—
Citigroup Global Markets Inc.	1,946	1,946	—
Credit Suisse Securities (USA) LLC	241,537	241,537	—
Deutsche Bank Securities Inc.	275,105	275,105	—
Goldman Sachs & Co.	9,925,439	9,925,439	—
JPMorgan Securities LLC	30,576	30,576	—
Merrill Lynch, Pierce, Fenner & Smith	292,697	292,697	—
Morgan Stanley & Co. LLC	1,720,759	1,720,759	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,969,546	1,969,546	—

	$14,457,891	$14,457,891	$—

MSCI Emerging Markets Asia
Barclays Capital Inc.	$195,906	$195,906	$—
Citigroup Global Markets Inc.	243,650	243,650	—
Credit Suisse Securities (USA) LLC	613,386	613,386	—
Deutsche Bank AG	25,742	25,742	—
Deutsche Bank Securities Inc.	285,487	285,487	—
Jefferies LLC	116,265	116,265	—
JPMorgan Securities LLC	73,908	73,908	—
JPMorgan Securities PLC	21,744	21,744	—
Macquarie Bank Limited	42,096	42,096	—
Merrill Lynch, Pierce, Fenner & Smith	405,590	405,590	—
Morgan Stanley & Co. International PLC	347,260	347,260	—
Morgan Stanley & Co. LLC	3,623,728	3,623,728	—
UBS AG	310,805	310,805	—

	$6,305,567	$6,305,567	$—

MSCI Emerging Markets Small-Cap
Barclays Capital Inc.	$405,928	$405,928	$—
Citigroup Global Markets Inc.	613,912	613,912	—
Credit Suisse Securities (USA) LLC	1,706,516	1,706,516	—
Deutsche Bank AG	269,769	269,769	—
Deutsche Bank Securities Inc.	2,022,627	2,022,627	—
Goldman Sachs & Co.	2,887,948	2,887,948	—
HSBC Bank PLC	620,602	620,602	—
JPMorgan Securities LLC	1,932,582	1,932,582	—
Merrill Lynch, Pierce, Fenner & Smith	1,257,889	1,257,889	—
Morgan Stanley & Co. International PLC	61,645	61,645	—
Morgan Stanley & Co. LLC	2,589,904	2,589,904	—
SG Americas Securities LLC	89,199	89,199	—
UBS AG	1,265,170	1,265,170	—
UBS Securities LLC	998,110	998,110	—

	$16,721,801	$16,721,801	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s consolidated statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares Core MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.14% based on the average daily net assets of the Fund. Prior to October 5, 2016, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.16% based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee through December 31, 2017 in order to limit the total annual operating expenses of the Fund to 0.14% of average daily net assets.

For its investment advisory services to each of the iShares MSCI BRIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

For its investment advisory services to the iShares MSCI Emerging Markets Asia ETF, BFA is entitled to an annual investment advisory fee of 0.49% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	89

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core MSCI Emerging Markets	$3,085,912
MSCI BRIC	11,193
MSCI Emerging Markets Asia	8,910
MSCI Emerging Markets Small-Cap	83,450

For the six months ended February 28, 2017, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares Core MSCI Emerging Markets ETF in the amount of $110,484, related to the foreign tax on the securities lending income. Such reimbursement is included in “Securities lending income – affiliated – net” in the Fund’s statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$44,216,200	$7,272,256
MSCI BRIC	1,272,547	295,451
MSCI Emerging Markets Asia	764,428	301,977
MSCI Emerging Markets Small-Cap	1,272,937	2,596,952

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$5,158,628,627	$357,784,109
MSCI BRIC	13,179,832	16,155,027
MSCI Emerging Markets Asia	111,284,270	34,828,541
MSCI Emerging Markets Small-Cap	46,003,268	11,644,063

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI Emerging Markets	$1,941,741,249	$—
MSCI BRIC	12,049,692	15,387,452
MSCI Emerging Markets Asia	22,117,338	21,338,257
MSCI Emerging Markets Small-Cap	12,311,924	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statements of assets and liabilities.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	91

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares Core MSCI Emerging Markets ETF as of February 28, 2017 and the related locations in the consolidated statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$5,480,819

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Core MSCI Emerging Markets ETF during the six months ended February 28, 2017 and the related locations in the consolidated statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$4,514,155	$501,779

The following table shows the average quarter-end balances of open futures contracts for the iShares Core MSCI Emerging Markets ETF for the six months ended February 28, 2017 :

Average value of contracts purchased	$71,065,802

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	93

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core MSCI Emerging Markets	$147,376,048	$—	$—	$—	$147,376,048
MSCI BRIC	179,085,849	1,540,740	11,268,086	7,760,558	199,655,233
MSCI Emerging Markets Asia	16,908,873	—	—	—	16,908,873
MSCI Emerging Markets Small-Cap	6,025,784	—	—	—	6,025,784

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

8.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended February 28, 2017, the maximum amounts borrowed, the average borrowings and the weighted average interest rates, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowings	Weighted Average Interest Rates
Core MSCI Emerging Markets	$25,000,000	$828,729	1.64%
MSCI BRIC	1,190,200	78,284	1.57
MSCI Emerging Markets Asia	1,171,500	67,682	1.56
MSCI Emerging Markets Small-Cap	1,226,000	40,641	1.64

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	95

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI Emerging Markets	$0.475206	$—	$0.110389	$0.585595	81%	—%	19%	100%
MSCI BRIC	0.319600	—	0.067703	0.387303	83	—	17	100
MSCI Emerging Markets Asia	0.514194	—	0.146732	0.660926	78	—	22	100
MSCI Emerging Markets Small-Cap	0.496059	—	0.058189	0.554248	90	—	10	100

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	97

Notes:

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-810-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Frontier 100 ETF | FM | NYSE Arca
➢	iShares MSCI World ETF | URTH | NYSE Arca

Fund Performance Overview

iSHARES® MSCI FRONTIER 100 ETF

Performance as of February 28, 2017

The iShares MSCI Frontier 100 ETF (the “Fund”) seeks to track the investment results of an index composed of frontier market equities, as represented by the MSCI Frontier Markets 100 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 12.81%, net of fees, while the total return for the Index was 13.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.18%	15.85%	19.37%	15.18%	15.85%	19.37%
Since Inception	5.95%	5.75%	7.65%	29.42%	28.34%	38.97%

The inception date of the Fund was 9/12/12. The first day of secondary market trading was 9/13/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,128.10	$4.17	$1,000.00	$1,020.90	$3.96	0.79%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	42.76%
Telecommunication Services	13.24
Energy	11.17
Consumer Staples	10.04
Real Estate	6.46
Materials	4.86
Utilities	4.85
Industrials	2.99
Health Care	1.95
Information Technology	0.90
Consumer Discretionary	0.78

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

Kuwait	21.84%
Argentina	20.32
Pakistan	11.12
Vietnam	7.90
Morocco	6.38
Romania	5.07
Kenya	4.68
Bangladesh	4.18
Nigeria	3.94
Oman	3.70

TOTAL	89.13%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI WORLD ETF

Performance as of February 28, 2017

The iShares MSCI World ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, as represented by the MSCI World Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 7.77%, net of fees, while the total return for the Index was 7.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.38%	21.39%	21.26%	21.38%	21.39%	21.26%
5 Years	9.58%	9.57%	9.41%	57.98%	57.91%	56.80%
Since Inception	10.92%	10.92%	10.76%	70.31%	70.28%	69.09%

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.70	$1.24	$1,000.00	$1,023.60	$1.20	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	17.93%
Information Technology	15.18
Consumer Discretionary	12.32
Health Care	12.30
Industrials	11.34
Consumer Staples	9.77
Energy	6.58
Materials	5.07
Real Estate	3.19
Utilities	3.17
Telecommunication Services	3.15

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

United States	60.40%
Japan	8.76
United Kingdom	6.50
Canada	3.62
France	3.51
Germany	3.32
Switzerland	3.15
Australia	2.76
Netherlands	1.23
Hong Kong	1.22

TOTAL	94.47%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.61%

ARGENTINA — 20.25%
Adecoagro SAa	531,291	$6,226,730
Arcos Dorados Holdings Inc. Class Aa	706,752	4,381,862
Banco Macro SA ADR	201,228	15,506,630
BBVA Banco Frances SA ADR	229,858	3,778,866
Cresud SACIF y A ADR[a]	174,643	3,279,796
Empresa Distribuidora y Comercializadora Norte SA ADR[a]	122,291	4,194,581
Globant SAa,b	138,651	5,033,031
Grupo Financiero Galicia SA ADR	496,117	15,776,521
Grupo Supervielle SA SP ADR[a]	175,870	2,697,846
IRSA Inversiones y Representaciones SA ADR[a]	108,794	2,539,252
Pampa Energia SA ADR[a]	341,515	15,631,142
Telecom Argentina SA ADR	456,035	9,649,701
Transportadora de Gas del Sur SA ADR	440,084	5,267,805
YPF SA ADR	952,970	19,774,127

		113,737,890
BAHRAIN — 1.95%
GFH Financial Group BSC[a]	13,867,145	10,950,230

		10,950,230
BANGLADESH — 4.17%
Beximco Pharmaceuticals Ltd.	2,664,501	3,084,772
BRAC Bank Ltd.	554,568	466,053
GrameenPhone Ltd.	1,024,995	3,972,699
Islami Bank Bangladesh Ltd.	2,445,367	1,355,725
Lafarge Surma Cement Ltd.	3,072,815	3,160,500
Olympic Industries Ltd.	913,118	3,519,613
Square Pharmaceuticals Ltd.	2,330,897	7,841,287

		23,400,649
JORDAN — 1.52%
Al-Eqbal Investment Co. PLC	1,947	69,727
Arab Bank PLC	630,378	5,706,065
Jordan Petroleum Refinery Co.	576,281	2,746,323

		8,522,115
KAZAKHSTAN — 2.37%
Halyk Savings Bank of Kazakhstan JSC GDR[a,c]	410,636	2,623,964

Security	Shares	Value
KazMunaiGas Exploration Production JSC GDR[a,c]	1,033,134	$10,692,937

		13,316,901
KENYA — 4.66%
Co-operative Bank of Kenya Ltd. (The)	10,454,037	1,275,626
East African Breweries Ltd.	2,498,442	5,465,721
Equity Group Holdings Ltd./Kenya	12,247,800	3,125,958
KCB Group Ltd.	14,149,560	3,473,762
Safaricom Ltd.	74,458,000	12,850,068

		26,191,135
KUWAIT — 21.77%
Agility Public Warehousing Co. KSC	3,657,191	7,067,614
Boubyan Bank KSCP	2,998,124	4,173,609
Burgan Bank SAK	3,733,352	3,851,968
Jazeera Airways Co. KSC	577,099	1,153,064
Kuwait Finance House KSCP	14,179,392	28,330,918
Kuwait Projects Co. Holding KSCP	2,400,830	3,931,919
Mabanee Co. SAK	2,440,688	6,715,290
Mezzan Holding Co. KSCC	850,311	2,757,314
Mobile Telecommunications Co. KSC	12,874,177	20,241,091
National Bank of Kuwait SAKP	15,075,493	36,540,664
National Industries Group Holding SAK	5,077,735	2,461,529
VIVA Kuwait Telecom Co.[a]	922,056	2,567,139
Warba Bank KSCP[a]	2,765,249	2,490,807

		122,282,926
MAURITIUS — 3.18%
MCB Group Ltd.	1,118,708	7,147,389
Rockcastle Global Real Estate Co. Ltd.	4,320,645	10,728,941

		17,876,330
MOROCCO — 6.36%
Attijariwafa Bank	256,704	10,575,014
Banque Centrale Populaire	147,541	4,100,823
Cosumar	69,690	2,455,834
Douja Promotion Groupe Addoha SA	768,460	3,699,672
Maroc Telecom	1,032,334	14,874,332

		35,705,675

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2017

Security	Shares	Value
NIGERIA — 3.93%
Access Bank PLC	85,218,667	$1,613,153
Afriland Properties PLC[a]	7,291	45
FBN Holdings PLC	103,830,966	924,242
Guaranty Trust Bank PLC	80,471,984	5,599,037
Lafarge Africa PLC	9,170,826	1,007,499
Nigerian Breweries PLC	20,035,766	7,291,890
Oando PLC[a]	29,477,441	406,872
Transnational Corp. of Nigeria PLC[a]	133,569,052	259,613
United Bank for Africa PLC	103,145,957	1,452,760
Zenith Bank PLC	84,436,595	3,496,389

		22,051,500
OMAN — 3.61%
Bank Muscat SAOG	6,237,268	7,741,922
Bank Sohar SAOG	6,409,347	2,579,716
Oman Telecommunications Co. SAOG	2,085,622	7,392,558
Ooredoo QSC	1,768,305	2,571,412

		20,285,608
PAKISTAN — 11.09%
Engro Corp. Ltd./Pakistan	1,554,261	5,635,290
Fauji Cement Co. Ltd.	4,090,000	1,741,206
Fauji Fertilizer Co. Ltd.	3,172,450	3,272,034
Habib Bank Ltd.	3,625,700	9,429,380
Hub Power Co. Ltd. (The)	2,925,330	3,653,522
Lucky Cement Ltd.	1,063,448	8,828,211
MCB Bank Ltd.	3,419,666	7,412,920
National Bank of Pakistan	3,341,626	2,391,840
Oil & Gas Development Co. Ltd.	3,914,000	5,880,523
Pakistan Oilfields Ltd.	412,000	1,868,879
Pakistan Petroleum Ltd.	947,750	1,578,739
Pakistan State Oil Co. Ltd.	824,000	3,460,863
United Bank Ltd./Pakistan	3,048,867	7,119,065

		62,272,472
ROMANIA — 5.06%
Banca Transilvania SA	16,393,390	10,387,129
BRD-Groupe Societe Generale SA	1,326,953	3,730,571
OMV Petrom SAa	41,516,272	2,913,081
Societatea Energetica Electrica SA	1,020,129	3,399,432

Security	Principal or Shares		Value
Societatea Nationala de Gaze Naturale ROMGAZ SA		769,010	$5,107,183
Transgaz SA Medias		33,575	2,852,250

			28,389,646
SLOVENIA — 0.29%
Zavarovalnica Triglav DD		56,239	1,601,556

			1,601,556
SRI LANKA — 1.53%
Commercial Bank of Ceylon PLC		2,688,536	2,535,602
John Keells Holdings PLC		6,445,794	6,049,375

			8,584,977
VIETNAM — 7.87%
Bank for Foreign Trade of Vietnam JSC		1,813,055	2,978,750
Hoa Phat Group JSC		2,033,080	3,572,448
Masan Group Corp.		2,961,560	5,334,034
Saigon Thuong Tin Commercial JSB[a]		219,749	99,429
Vietnam Dairy Products JSC		3,994,520	23,057,456
Vingroup JSC[a]		4,643,210	9,178,723

			44,220,840

TOTAL COMMON STOCKS
(Cost: $549,309,308)			559,390,450

CONVERTIBLE BONDS — 0.08%

OMAN — 0.08%
Bank Muscat SAOG
0.45%, 03/20/17	OMR	540,521	161,412
0.35%, 03/19/18	OMR	1,026,177	271,800

			433,212

TOTAL CONVERTIBLE BONDS
(Cost: $255,878)			433,212

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]		3,960,806	3,962,390

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	4,245,634	$4,245,634

		8,208,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,207,124)		8,208,024

TOTAL INVESTMENTS IN SECURITIES — 101.15%
(Cost: $557,772,310)[g]		568,031,686
Other Assets, Less Liabilities — (1.15)%		(6,445,577)

NET ASSETS — 100.00%		$561,586,109

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

Currency abbreviations:

OMR  —  Omani Rial

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $584,528,828. Net unrealized depreciation was $16,497,142, of which $82,615,780 represented gross unrealized appreciation on securities and $99,112,922 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$537,338,950	$22,051,500	$—	$559,390,450
Convertible bonds	—	433,212	—	433,212
Money market funds	8,208,024	—	—	8,208,024

Total	$545,546,974	$22,484,712	$—	$568,031,686

The Nigerian securities in the iShares MSCI Frontier 100 ETF were valued using Level 1 prices but the foreign exchange rate used to translate the Nigerian naira into U.S. dollars was the three-month non-deliverable forward rate, a Level 2 input.

See notes to financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.50%

AUSTRALIA — 2.75%
AGL Energy Ltd.	7,750	$143,721
Amcor Ltd./Australia	15,800	170,677
AMP Ltd.	34,000	127,568
APA Group	15,714	102,211
ASX Ltd.	3,003	118,283
Aurizon Holdings Ltd.	26,650	104,908
Australia & New Zealand Banking Group Ltd.	29,650	704,409
Bendigo & Adelaide Bank Ltd.	8,350	78,451
BHP Billiton Ltd.	34,900	670,822
Brambles Ltd.	18,650	133,497
Cochlear Ltd.	1,350	135,504
Commonwealth Bank of Australia	17,667	1,118,175
Computershare Ltd.	7,150	74,268
Crown Resorts Ltd.	5,750	55,968
CSL Ltd.	5,250	475,737
Dexus Property Group	17,813	129,286
Fortescue Metals Group Ltd.	14,200	72,384
Goodman Group	25,500	148,023
GPT Group (The)	33,200	125,842
Incitec Pivot Ltd.	30,550	86,202
Insurance Australia Group Ltd.	29,950	138,162
James Hardie Industries PLC	7,408	111,065
LendLease Group	10,550	123,536
Macquarie Group Ltd.	3,560	237,170
Medibank Pvt Ltd.	37,402	81,093
Mirvac Group	75,250	124,390
National Australia Bank Ltd.	27,350	672,687
Newcrest Mining Ltd.	9,850	167,670
Oil Search Ltd.	17,622	94,570
Orica Ltd.	5,750	80,858
Origin Energy Ltd.	23,850	120,291
QBE Insurance Group Ltd.	15,950	150,959
Ramsay Health Care Ltd.	2,050	109,983
Rio Tinto Ltd.	4,650	221,624
Santos Ltd.	21,513	62,853
Scentre Group	72,421	242,769
Sonic Healthcare Ltd.	6,800	112,510
South32 Ltd.	67,704	129,615
Stockland	43,006	156,068
Suncorp Group Ltd.	13,467	137,399
Sydney Airport	13,152	61,278

Security	Shares	Value
Tatts Group Ltd.	24,700	$77,102
Telstra Corp. Ltd.	43,073	159,622
Transurban Group	24,018	203,683
Vicinity Centres	49,800	110,654
Wesfarmers Ltd.	11,600	381,005
Westfield Corp.	26,450	178,958
Westpac Banking Corp.	34,554	895,303
Woodside Petroleum Ltd.	7,900	190,357
Woolworths Ltd.	13,850	274,307

		10,583,477
AUSTRIA — 0.07%
Andritz AG	1,450	75,975
Erste Group Bank AG	4,100	119,634
OMV AG	1,950	74,719

		270,328
BELGIUM — 0.45%
Ageas	3,100	118,059
Anheuser-Busch InBev SA/NV	8,200	899,650
Colruyt SA	1,600	75,266
Groupe Bruxelles Lambert SA	850	72,266
KBC Group NV	3,015	184,984
Proximus SADP	1,650	48,663
Solvay SA	857	100,126
UCB SA	1,750	124,980
Umicore SA	1,850	97,730

		1,721,724
CANADA — 3.61%
Agnico Eagle Mines Ltd.	3,350	141,264
Agrium Inc.	1,500	145,022
Alimentation Couche-Tard Inc. Class B	4,800	214,042
ARC Resources Ltd.	5,050	75,495
Bank of Montreal	6,950	528,892
Bank of Nova Scotia (The)	12,550	730,003
Barrick Gold Corp.	14,450	267,409
BCE Inc.	1,800	78,744
BlackBerry Ltd.[a,b]	7,450	51,919
Brookfield Asset Management Inc. Class A	9,400	339,534
Cameco Corp.	6,550	72,698
Canadian Imperial Bank of Commerce	4,150	365,383
Canadian National Railway Co.	8,700	606,691
Canadian Natural Resources Ltd.	12,000	345,109

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
Canadian Pacific Railway Ltd.	1,700	$250,844
Canadian Tire Corp. Ltd. Class A	950	109,242
Canadian Utilities Ltd. Class A	2,050	55,319
Cenovus Energy Inc.	10,200	129,382
CGI Group Inc. Class Ab	3,000	138,306
CI Financial Corp.	3,700	75,651
Constellation Software Inc./Canada	300	141,228
Crescent Point Energy Corp.	6,400	70,598
Enbridge Inc.	10,150	428,393
Enbridge Inc. New	7,823	327,384
Encana Corp.	11,850	131,701
Fairfax Financial Holdings Ltd.	300	135,452
Finning International Inc.	3,550	66,098
First Quantum Minerals Ltd.[a]	6,734	70,266
Fortis Inc./Canada	4,750	151,095
Franco-Nevada Corp.	2,200	142,204
George Weston Ltd.	1,250	105,044
Gildan Activewear Inc.	3,800	96,546
Goldcorp Inc.	10,300	163,702
Great-West Lifeco Inc.	3,000	82,087
Husky Energy Inc.[b]	4,971	59,301
IGM Financial Inc.	1,450	44,569
Imperial Oil Ltd.	3,800	119,040
Intact Financial Corp.	1,850	131,523
Inter Pipeline Ltd.	5,016	105,474
Loblaw Companies Ltd.	2,800	146,422
Magna International Inc. Class A	4,350	186,520
Manulife Financial Corp.	21,000	376,254
Metro Inc.	4,800	140,363
National Bank of Canada	4,200	179,740
Onex Corp.	1,700	119,974
Open Text Corp.	3,700	122,304
Pembina Pipeline Corp.	6,100	197,676
Potash Corp. of Saskatchewan Inc.	10,100	175,699
Power Corp. of Canada	4,100	95,655
Power Financial Corp.	2,900	75,431
PrairieSky Royalty Ltd.	3,650	85,597
Restaurant Brands International Inc.	2,650	144,980
RioCan REIT	4,000	80,577
Rogers Communications Inc. Class B	4,150	174,717
Royal Bank of Canada	15,300	1,114,534
Saputo Inc.	4,200	144,635
Shaw Communications Inc. Class B	4,506	94,036

Security	Shares	Value
Silver Wheaton Corp.	6,500	$126,962
SNC-Lavalin Group Inc.	2,350	95,973
Sun Life Financial Inc.	6,250	227,453
Suncor Energy Inc.	17,710	552,915
Teck Resources Ltd. Class B	6,200	124,286
TELUS Corp.	1,072	34,982
Thomson Reuters Corp.	3,800	161,130
Toronto-Dominion Bank (The)	19,050	984,683
Tourmaline Oil Corp.[a,b]	2,950	65,484
TransCanada Corp.	9,150	421,835
Valeant Pharmaceuticals International Inc.[a,b]	4,150	59,189
Vermilion Energy Inc.	2,200	83,900

		13,886,560
DENMARK — 0.61%
AP Moller – Maersk A/S Class A	100	155,540
Carlsberg A/S Class B	1,494	131,673
Coloplast A/S Class Ba	1,750	123,763
Danske Bank A/S	8,250	276,219
DSV A/S	3,436	169,663
Genmab A/Sb	750	149,035
Novo Nordisk A/S Class B	20,700	737,447
Novozymes A/S Class B	3,450	133,117
Pandora A/Sa	1,456	166,519
Vestas Wind Systems A/S	2,716	202,098
William Demant Holding A/Sa,b	4,750	97,581

		2,342,655
FINLAND — 0.33%
Elisa OYJ	2,450	81,928
Fortum OYJ	4,400	67,747
Kone OYJ Class Ba	4,200	188,603
Metso OYJ	1,800	53,345
Nokia OYJ	64,422	331,184
Sampo OYJ Class A	4,200	191,950
Stora Enso OYJ Class R	8,100	87,276
UPM-Kymmene OYJ	6,650	158,497
Wartsila OYJ Abp	2,200	113,449

		1,273,979
FRANCE — 3.50%
Accor SA	2,600	102,913
Air Liquide SA	4,121	446,217
Airbus SE	6,500	478,786
Alstom SAb	3,100	84,410
ArcelorMittal[b]	21,955	193,867

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
Atos SE	1,350	$159,948
AXA SA	19,900	470,916
BNP Paribas SA	11,451	670,813
Bollore SA	23,750	92,341
Bouygues SA	2,300	88,888
Bureau Veritas SA	4,101	78,483
Capgemini SA	1,900	162,908
Carrefour SA	6,300	150,891
Casino Guichard Perrachon SA	800	42,432
Christian Dior SE	700	148,690
Cie. de Saint-Gobain	5,200	249,919
Cie. Generale des Etablissements Michelin Class B	2,150	242,281
Credit Agricole SA	11,150	135,008
Danone SA	6,300	418,800
Dassault Systemes SE	1,900	153,904
Edenred	2,750	62,417
Engie SA	13,600	166,769
Essilor International SA	2,250	258,570
Eutelsat Communications SA	3,250	64,079
Groupe Eurotunnel SE Registered	9,450	88,366
Hermes International	359	157,129
Iliad SA	400	83,074
Ingenico Group SA	700	62,987
Kering	900	219,719
Klepierre	3,424	127,578
L’Oreal SA	2,600	485,003
Lagardere SCA	1,950	49,191
Legrand SA	3,150	178,137
LVMH Moet Hennessy Louis Vuitton SE	3,000	603,929
Orange SA	20,900	316,802
Pernod Ricard SA	2,400	275,171
Peugeot SAb	5,950	113,552
Publicis Groupe SA	2,300	155,510
Renault SA	2,164	192,488
Safran SA	3,600	256,911
Sanofi	12,550	1,084,587
Schneider Electric SE	5,969	405,232
SCOR SE	2,200	79,693
SES SA	4,200	85,978
SFR Group SAb	1,800	52,599
Societe BIC SA	500	62,029
Societe Generale SA	8,500	378,535

Security	Shares	Value
Sodexo SA	1,250	$137,540
STMicroelectronics NV	9,850	150,719
Suez	3,550	53,396
Thales SA	1,600	158,115
Total SA	23,800	1,189,889
Unibail-Rodamco SE	1,068	244,391
Valeo SA	3,150	194,170
Veolia Environnement SA	5,250	86,190
Vinci SA	5,350	386,631
Vivendi SA	12,200	215,911

		13,455,402
GERMANY — 3.14%
adidas AG	2,250	378,711
Allianz SE Registered	4,750	828,775
BASF SE	9,800	915,345
Bayer AG Registered	8,950	987,166
Bayerische Motoren Werke AG	3,650	327,228
Beiersdorf AG	1,577	144,313
Brenntag AG	2,700	155,271
Commerzbank AG	15,651	119,758
Continental AG	1,218	247,848
Daimler AG Registered	9,768	712,447
Deutsche Bank AG Registered[b]	16,250	321,171
Deutsche Boerse AGb	2,450	210,613
Deutsche Lufthansa AG Registered[a]	2,798	41,119
Deutsche Post AG Registered	11,450	393,899
Deutsche Telekom AG Registered	33,951	588,405
E.ON SE	24,028	187,049
Fresenius Medical Care AG & Co. KGaA	2,750	229,535
Fresenius SE & Co. KGaA	4,550	362,709
GEA Group AG	3,050	119,072
Hannover Rueck SE	1,000	113,273
HeidelbergCement AG	2,000	187,464
Henkel AG & Co. KGaA	1,550	167,585
Infineon Technologies AG	15,300	273,131
Lanxess AG	1,850	126,008
Linde AG	2,200	358,489
MAN SE	1,050	108,103
Merck KGaA	1,850	202,773
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,800	341,222
Osram Licht AG	1,601	95,439

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
ProSiebenSat.1 Media SE Registered	2,711	$109,049
QIAGEN NVa	3,996	114,221
RWE AGb	5,900	84,354
SAP SE	10,750	1,004,648
Siemens AG Registered	8,500	1,109,142
ThyssenKrupp AG	5,250	131,628
Vonovia SE	6,150	214,936
Zalando SEa,b,c	1,550	62,175

		12,074,074
HONG KONG — 1.22%
AIA Group Ltd.[a]	140,000	884,643
Bank of East Asia Ltd. (The)[a]	40,000	165,412
BOC Hong Kong Holdings Ltd.[a]	75,000	296,620
Cheung Kong Property Holdings Ltd.	50,000	340,099
CK Hutchison Holdings Ltd.[a]	25,000	308,859
CLP Holdings Ltd.	25,000	254,269
Galaxy Entertainment Group Ltd.	50,000	239,615
Hang Seng Bank Ltd.[a]	15,000	307,635
Hong Kong & China Gas Co. Ltd.[a]	166,271	320,013
Hong Kong Exchanges & Clearing Ltd.[a]	11,700	290,448
Jardine Matheson Holdings Ltd.	5,000	310,900
Li & Fung Ltd.[a]	108,000	48,139
Link REIT[a]	50,000	344,930
MTR Corp. Ltd.	50,000	264,414
New World Development Co. Ltd.	118,333	154,882
Sands China Ltd.[a]	40,000	166,958

		4,697,836
IRELAND — 0.17%
Bank of Ireland[b]	306,354	72,919
CRH PLC	8,500	287,808
Kerry Group PLC Class A	2,200	169,485
Paddy Power Betfair PLC	1,012	111,191

		641,403
ISRAEL — 0.22%
Bank Hapoalim BM	28,800	177,612
Check Point Software Technologies Ltd.[a,b]	1,350	133,528
Mobileye NVb	2,050	93,316
Nice Ltd.	1,400	97,261
Teva Pharmaceutical Industries Ltd. ADR	10,250	358,955

		860,672

Security	Shares	Value
ITALY — 0.72%
Assicurazioni Generali SpA	12,600	$181,016
Atlantia SpA	5,900	138,552
CNH Industrial NV	13,200	122,871
Enel SpA	78,470	337,865
Eni SpA	26,750	412,724
Ferrari NV	1,810	118,283
Fiat Chrysler Automobiles NVa,b	12,400	136,111
Intesa Sanpaolo SpA	147,000	343,645
Leonardo SpA[b]	3,996	55,073
Luxottica Group SpA	2,300	121,612
Saipem SpA[b]	89,239	40,879
Snam SpA	33,390	133,406
Telecom Italia SpA/Milano[a,b]	164,104	133,485
Tenaris SA	6,750	111,390
Terna Rete Elettrica Nazionale SpA	24,650	114,516
UniCredit SpA[a]	20,826	279,941

		2,781,369
JAPAN — 8.73%
Aeon Co. Ltd.	10,000	149,707
Aisin Seiki Co. Ltd.	5,000	249,363
Ajinomoto Co. Inc.	10,000	203,244
ANA Holdings Inc.	50,000	150,065
Asahi Group Holdings Ltd.	10,000	354,739
Asahi Kasei Corp.	50,000	489,118
Astellas Pharma Inc.	30,000	405,416
Bridgestone Corp.	10,000	400,501
Canon Inc.	15,000	439,871
Casio Computer Co. Ltd.	5,300	71,860
Chubu Electric Power Co. Inc.	15,000	198,418
Chugai Pharmaceutical Co. Ltd.	5,000	167,359
Chugoku Electric Power Co. Inc. (The)	15,000	165,974
Concordia Financial Group Ltd.	20,000	106,860
Dai-ichi Life Holdings Inc.	12,800	241,677
Daiichi Sankyo Co. Ltd.	10,900	249,448
Daikin Industries Ltd.	5,000	476,605
Daiwa House Industry Co. Ltd.	10,000	275,640
Denso Corp.	5,000	223,086
Dentsu Inc.	5,000	277,964
East Japan Railway Co.	5,000	453,814
Eisai Co. Ltd.	5,000	281,584
FANUC Corp.	1,700	336,171
Fast Retailing Co. Ltd.	500	158,600

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
Fuji Heavy Industries Ltd.	5,000	$188,006
FUJIFILM Holdings Corp.	5,000	194,039
Fujitsu Ltd.	50,000	291,683
Hakuhodo DY Holdings Inc.	10,000	123,430
Hitachi Ltd.	50,000	276,534
Honda Motor Co. Ltd.	20,000	623,676
Hoya Corp.	5,000	227,198
Hulic Co. Ltd.	10,000	95,545
Iida Group Holdings Co. Ltd.	5,000	84,909
INPEX Corp.	20,000	199,491
ITOCHU Corp.	20,000	290,745
Japan Airlines Co. Ltd.	5,000	163,963
Japan Exchange Group Inc.	10,000	138,803
Japan Retail Fund Investment Corp.	100	201,993
Japan Tobacco Inc.	15,000	503,687
JFE Holdings Inc.	10,000	189,927
JTEKT Corp.	5,000	85,266
JX Holdings Inc.	45,000	215,217
Kansai Electric Power Co. Inc. (The)[a,b]	15,000	166,979
Kao Corp.	5,000	259,239
KDDI Corp.	20,000	525,361
Kirin Holdings Co. Ltd.	15,000	259,284
Kobe Steel Ltd.[b]	5,000	48,755
Komatsu Ltd.	15,000	363,387
Konami Holdings Corp.	5,000	211,825
Konica Minolta Inc.	15,000	145,194
Kubota Corp.	15,000	239,643
Kuraray Co. Ltd.	15,000	228,583
Kyocera Corp.	5,000	276,087
Kyushu Electric Power Co. Inc.	10,000	111,722
Kyushu Financial Group Inc.	15,000	103,097
M3 Inc.	5,000	127,363
Marubeni Corp.	35,000	227,358
Marui Group Co. Ltd.	5,000	69,357
Mazda Motor Corp.	10,000	140,859
Mitsubishi Chemical Holdings Corp.	35,000	269,871
Mitsubishi Corp.	20,000	453,054
Mitsubishi Electric Corp.	18,800	276,829
Mitsubishi Estate Co. Ltd.	10,000	196,184
Mitsubishi Heavy Industries Ltd.	50,000	198,418
Mitsubishi Motors Corp.	10,000	64,977
Mitsubishi UFJ Financial Group Inc.	145,600	960,907
Mitsubishi UFJ Lease & Finance Co. Ltd.	35,000	194,262

Security	Shares	Value
Mitsui & Co. Ltd.	25,100	$385,636
Mitsui Fudosan Co. Ltd.	7,000	159,101
Mizuho Financial Group Inc.	305,000	571,645
MS&AD Insurance Group Holdings Inc.	6,900	234,286
Murata Manufacturing Co. Ltd.	1,700	245,386
Nagoya Railroad Co. Ltd.	50,000	230,147
NEC Corp.	30,000	75,077
Nidec Corp.	5,000	468,785
Nikon Corp.[a]	10,000	153,461
Nintendo Co. Ltd.	1,100	231,041
Nippon Paint Holdings Co. Ltd.	5,000	161,997
Nippon Steel & Sumitomo Metal Corp.	10,047	248,156
Nippon Telegraph & Telephone Corp.	10,000	424,632
Nissan Motor Co. Ltd.	35,000	345,980
Nitto Denko Corp.	5,000	422,756
Nomura Holdings Inc.	55,000	358,507
Nomura Real Estate Master Fund Inc.	100	150,422
NTT DOCOMO Inc.	20,000	476,740
Olympus Corp.	5,000	177,638
Omron Corp.	5,000	215,847
Ono Pharmaceutical Co. Ltd.	5,000	111,163
Oriental Land Co. Ltd./Japan	5,000	282,075
ORIX Corp.	20,000	312,374
Otsuka Holdings Co. Ltd.	5,000	228,404
Panasonic Corp.	30,000	330,607
Rakuten Inc.	15,000	149,216
Recruit Holdings Co. Ltd.	5,000	246,235
Resona Holdings Inc.	35,000	196,139
Ricoh Co. Ltd.	15,000	131,251
Sekisui House Ltd.	10,000	160,477
Seven & I Holdings Co. Ltd.	10,000	393,261
Seven Bank Ltd.	30,000	93,578
Shin-Etsu Chemical Co. Ltd.	5,000	424,677
Shionogi & Co. Ltd.	5,000	245,699
Shiseido Co. Ltd.	5,000	132,055
SoftBank Group Corp.	10,000	747,375
Sompo Holdings Inc.	5,000	187,603
Sony Corp.	15,000	466,282
Sumitomo Corp.	25,000	337,288
Sumitomo Electric Industries Ltd.	15,000	245,274

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
Sumitomo Mitsui Financial Group Inc.	15,000	$586,808
Sumitomo Mitsui Trust Holdings Inc.	5,000	180,051
Sumitomo Realty & Development Co. Ltd.	2,000	55,432
Suzuki Motor Corp.	5,000	196,362
Sysmex Corp.	5,000	290,030
T&D Holdings Inc.	10,000	154,042
Takeda Pharmaceutical Co. Ltd.	10,000	466,729
Terumo Corp.	5,000	174,063
Tohoku Electric Power Co. Inc.	10,000	128,882
Tokio Marine Holdings Inc.	10,000	439,648
Tokyo Electric Power Co. Holdings Inc.[b]	25,000	96,528
Tokyo Gas Co. Ltd.	50,000	227,823
Tokyu Fudosan Holdings Corp.	20,000	114,403
Toshiba Corp.[b]	50,000	93,042
Toyota Motor Corp.	30,000	1,706,663
Unicharm Corp.	5,000	112,839
USS Co. Ltd.	5,000	85,981
Yahoo Japan Corp.	35,100	163,446
Yamada Denki Co. Ltd.	20,000	102,427
Yamaha Corp.	5,000	130,804
Yamato Holdings Co. Ltd.	5,000	109,689
Yokogawa Electric Corp.	5,000	78,161

		33,591,917
NETHERLANDS — 1.22%
Aegon NV	20,800	110,908
AerCap Holdings NVa,b	2,550	115,515
Akzo Nobel NV	3,001	201,887
Altice NV Class Aa,b	3,428	72,506
Altice NV Class Bb	1,950	41,265
ASML Holding NV	4,200	510,781
Gemalto NVa	1,300	78,476
Heineken Holding NV	1,500	114,267
Heineken NV	2,650	219,358
ING Groep NV	40,400	558,722
Koninklijke Ahold Delhaize NV	15,171	323,381
Koninklijke DSM NV	2,451	161,475
Koninklijke KPN NV	43,700	123,751
Koninklijke Philips NV	11,115	337,021
NN Group NV	2,950	91,924
NXP Semiconductors NVb	3,300	339,273
Randstad Holding NV	1,715	100,066

Security	Shares	Value
RELX NV	10,555	$187,639
Unilever NV CVA	17,000	805,934
Wolters Kluwer NV	5,050	207,481

		4,701,630
NEW ZEALAND — 0.05%
Fletcher Building Ltd.	15,900	111,087
Spark New Zealand Ltd.	32,250	83,736

		194,823
NORWAY — 0.23%
DNB ASA	12,400	204,012
Norsk Hydro ASA	19,300	109,625
Orkla ASA	11,184	98,694
Statoil ASA	13,150	233,502
Telenor ASA	7,950	130,037
Yara International ASA	3,000	114,259

		890,129
PORTUGAL — 0.03%
EDP – Energias de Portugal SA	24,427	75,766
Galp Energia SGPS SA	3,923	57,902

		133,668
SINGAPORE — 0.45%
Ascendas REIT	82,565	147,590
CapitaLand Ltd.[a]	70,000	182,189
CapitaLand Mall Trust[a]	110,000	154,946
DBS Group Holdings Ltd.[a]	18,400	246,421
Genting Singapore PLC	115,000	81,406
Global Logistic Properties Ltd.[a]	70,000	133,138
Hutchison Port Holdings Trust[a]	140,000	53,200
Oversea-Chinese Banking Corp. Ltd.[a]	30,000	202,924
Singapore Press Holdings Ltd.	3,700	9,260
Singapore Telecommunications Ltd.	110,000	309,892
United Overseas Bank Ltd.[a]	13,400	205,999

		1,726,965
SPAIN — 1.13%
Abertis Infraestructuras SA	9,287	136,578
ACS Actividades de Construccion y Servicios SA	3,326	104,701
Aena SAc	950	136,278
Amadeus IT Holding SA Class A	5,550	258,927
Banco Bilbao Vizcaya Argentaria SA	68,390	448,963
Banco de Sabadell SA	68,259	100,674
Banco Popular Espanol SAa	52,639	46,817

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
Banco Santander SA	156,037	$854,559
Bankia SA	82,950	82,237
Bankinter SA	12,150	93,976
CaixaBank SA	40,377	141,499
Distribuidora Internacional de Alimentacion SA	9,550	53,185
Enagas SA	537	13,236
Endesa SA	3,174	67,774
Ferrovial SA	6,550	124,619
Gas Natural SDG SA	2,850	55,647
Grifols SA	4,200	92,137
Iberdrola SA	57,063	380,425
Industria de Diseno Textil SA	11,500	370,507
International Consolidated Airlines Group SA	12,800	85,443
Red Electrica Corp. SA	1,519	27,512
Repsol SA	13,876	206,425
Telefonica SA	46,187	473,557

		4,355,676
SWEDEN — 1.05%
Alfa Laval AB	4,650	84,365
Assa Abloy AB	12,500	243,720
Atlas Copco AB Class A	6,550	214,982
Atlas Copco AB Class B	5,600	166,018
Boliden AB	4,504	137,827
Electrolux AB Class B	2,850	75,757
Hennes & Mauritz AB Class B	10,000	264,927
Hexagon AB Class B	3,250	131,570
Investor AB Class B	5,500	218,626
Kinnevik AB Class B	3,200	86,731
Lundin Petroleum ABa,b	4,400	90,382
Millicom International Cellular SA SDR	1,102	60,262
Nordea Bank AB	30,600	359,470
Sandvik AB	13,055	178,004
Skandinaviska Enskilda Banken AB Class A	15,800	181,223
Skanska AB Class B	5,600	133,809
SKF AB Class B	5,000	95,434
Svenska Cellulosa AB SCA Class B	6,700	206,365
Svenska Handelsbanken AB Class A	16,700	232,896
Swedbank AB Class A	9,250	228,933
Swedish Match AB	3,250	101,474

Security	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	31,900	$208,091
Telia Co. AB	23,478	94,577
Volvo AB Class B	17,511	229,235

		4,024,678
SWITZERLAND — 3.14%
ABB Ltd. Registered	21,550	488,907
Actelion Ltd. Registered	1,100	296,900
Adecco Group AG Registered	1,800	129,772
Aryzta AG	1,400	45,406
Baloise Holding AG Registered	950	123,985
Cie. Financiere Richemont SA Class A Registered	5,950	439,663
Credit Suisse Group AG Registered	20,458	309,490
Geberit AG Registered	600	260,382
Givaudan SA Registered	100	182,136
Julius Baer Group Ltd.	2,950	144,783
Kuehne + Nagel International AG Registered	1,134	161,927
LafargeHolcim Ltd. Registered	5,400	308,163
Nestle SA Registered	33,500	2,483,774
Novartis AG Registered	23,750	1,859,304
Partners Group Holding AG	400	209,896
Roche Holding AG	7,400	1,808,158
Schindler Holding AG Participation Certificates	600	116,351
Schindler Holding AG Registered	600	115,093
SGS SA Registered	100	213,191
Sonova Holding AG Registered	900	118,538
Swatch Group AG (The) Bearer[a]	450	150,037
Swiss Life Holding AG Registered	450	141,994
Swiss Prime Site AG Registered	756	65,828
Swiss Re AG	3,450	309,361
Swisscom AG Registered	292	128,935
Syngenta AG Registered	1,050	453,468
UBS Group AG	39,560	611,107
Zurich Insurance Group AG	1,550	429,193

		12,105,742
UNITED KINGDOM — 6.48%
3i Group PLC	10,331	88,513
Aberdeen Asset Management PLC	13,350	45,934
Admiral Group PLC	3,150	71,655
Anglo American PLC[b]	15,850	250,590
Antofagasta PLC	7,800	78,815

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
Ashtead Group PLC	6,072	$125,127
Associated British Foods PLC	4,250	138,511
AstraZeneca PLC	13,750	794,612
Auto Trader Group PLC[c]	18,450	90,735
Aviva PLC	41,462	256,945
Babcock International Group PLC	6,650	78,449
BAE Systems PLC	37,250	292,030
Barclays PLC	181,500	511,570
BHP Billiton PLC	23,900	385,892
BP PLC	202,050	1,140,366
British American Tobacco PLC	20,400	1,289,597
British Land Co. PLC (The)	10,650	81,836
BT Group PLC	94,100	383,028
Bunzl PLC	5,850	164,158
Burberry Group PLC	5,500	118,131
Capita PLC	9,200	64,512
Carnival PLC	2,600	142,327
Centrica PLC	59,450	167,860
Cobham PLC	26,319	39,236
Compass Group PLC	19,610	365,552
Croda International PLC	2,422	105,729
Diageo PLC	27,900	787,422
Experian PLC	11,800	234,502
G4S PLC	24,400	79,582
GKN PLC	23,350	104,575
GlaxoSmithKline PLC	53,150	1,089,985
Glencore PLC[b]	135,154	541,642
Hammerson PLC	8,600	62,980
HSBC Holdings PLC	214,050	1,722,042
IMI PLC	4,200	64,861
Imperial Brands PLC	10,900	514,481
Inmarsat PLC	6,500	57,550
InterContinental Hotels Group PLC	2,914	137,650
Intertek Group PLC	3,000	131,670
Intu Properties PLC	18,351	65,516
Investec PLC	9,950	71,629
ITV PLC[a]	45,750	115,286
J Sainsbury PLC	19,514	64,982
Johnson Matthey PLC	2,602	99,210
Kingfisher PLC	25,800	105,691
Land Securities Group PLC	8,600	114,082
Legal & General Group PLC	62,650	193,579
Liberty Global PLC LiLAC Class Cb	1,598	39,295
Lloyds Banking Group PLC	677,550	578,987

Security	Shares	Value
London Stock Exchange Group PLC	4,254	$162,939
Marks & Spencer Group PLC	18,600	77,492
Meggitt PLC	13,000	76,114
National Grid PLC	40,200	488,993
Next PLC	1,850	88,103
Old Mutual PLC	59,000	160,128
Pearson PLC	9,600	80,518
Prudential PLC	28,300	566,106
Randgold Resources Ltd.	896	83,735
Reckitt Benckiser Group PLC	7,050	641,396
RELX PLC	13,600	254,704
Rio Tinto PLC	13,700	562,082
Rolls-Royce Holdings PLC	21,300	208,600
Royal Bank of Scotland Group PLC[b]	43,500	128,725
Royal Dutch Shell PLC Class A	45,880	1,187,251
Royal Dutch Shell PLC Class B	41,603	1,125,238
RSA Insurance Group PLC	14,667	109,327
Sage Group PLC (The)	16,650	133,846
Segro PLC	9,050	55,611
Severn Trent PLC	4,300	125,105
Shire PLC	9,968	602,099
Sky PLC	10,950	135,921
Smith & Nephew PLC	10,450	157,478
Smiths Group PLC	6,350	118,134
SSE PLC	10,268	196,901
Standard Chartered PLC[b]	36,901	331,723
Standard Life PLC	20,275	93,024
Tate & Lyle PLC	10,750	99,527
Taylor Wimpey PLC	45,550	102,028
Tesco PLC[b]	95,750	224,481
TUI AG	6,700	94,881
Unilever PLC	14,350	681,964
United Utilities Group PLC	8,750	106,544
Vodafone Group PLC	276,103	693,693
Weir Group PLC (The)	3,600	84,355
Whitbread PLC	2,600	123,756
Wolseley PLC	3,261	199,450
WPP PLC	14,200	335,209

		24,946,090
UNITED STATES — 60.20%
3M Co.	6,450	1,201,957
Abbott Laboratories	18,093	815,632
AbbVie Inc.	17,350	1,072,924
Accenture PLC Class A	6,650	814,625

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
Activision Blizzard Inc.	6,701	$302,416
Acuity Brands Inc.	550	116,215
Adobe Systems Inc.[b]	5,450	644,953
Advance Auto Parts Inc.	900	140,949
AES Corp./VA	7,350	84,672
Aetna Inc.	3,800	489,288
Affiliated Managers Group Inc.	900	151,137
Aflac Inc.	4,250	307,487
AGCO Corp.	1,400	85,288
Agilent Technologies Inc.	4,100	210,330
AGNC Investment Corp.[a]	3,848	75,536
Air Products & Chemicals Inc.	2,300	323,081
Akamai Technologies Inc.[b]	2,150	134,590
Albemarle Corp.	1,501	152,367
Alexion Pharmaceuticals Inc.[b]	2,600	341,250
Alkermes PLC[b]	2,100	118,650
Alleghany Corp.[b]	111	71,684
Allergan PLC	4,250	1,040,485
Alliance Data Systems Corp.	650	157,937
Alliant Energy Corp.	3,650	144,102
Allstate Corp. (The)	4,300	353,288
Alphabet Inc. Class Ab	3,150	2,661,529
Alphabet Inc. Class Cb	3,400	2,798,914
Altria Group Inc.	20,851	1,562,157
Amazon.com Inc.[b]	4,350	3,675,924
Ameren Corp.	3,100	169,539
American Airlines Group Inc.	2,100	97,356
American Electric Power Co. Inc.	5,300	354,941
American Express Co.	8,600	688,516
American International Group Inc.	11,400	728,688
American Tower Corp.	4,600	528,034
American Water Works Co. Inc.	3,150	245,700
Ameriprise Financial Inc.	2,000	263,000
AmerisourceBergen Corp.	2,100	192,171
AMETEK Inc.	3,350	180,800
Amgen Inc.	8,000	1,412,240
Amphenol Corp. Class A	3,750	259,537
Anadarko Petroleum Corp.	6,050	391,132
Analog Devices Inc.	3,453	282,904
Annaly Capital Management Inc.	10,300	114,330
ANSYS Inc.[b]	1,351	144,233
Anthem Inc.	2,900	477,978
Aon PLC	3,200	370,080
Apache Corp.	4,200	220,878

Security	Shares	Value
Apple Inc.	58,350	$7,993,366
Applied Materials Inc.	12,800	463,616
Arch Capital Group Ltd.[b]	2,050	193,869
Archer-Daniels-Midland Co.	6,500	305,305
Arconic Inc.	4,746	136,637
Arrow Electronics Inc.[b]	1,500	108,300
Assurant Inc.	1,000	99,000
AT&T Inc.	65,450	2,735,155
Autodesk Inc.[b]	2,700	233,010
Autoliv Inc.	1,100	115,170
Automatic Data Processing Inc.	4,800	492,576
AutoZone Inc.[b]	400	294,620
AvalonBay Communities Inc.	1,600	294,048
Avery Dennison Corp.	1,600	129,136
Avnet Inc.	2,300	105,984
Axis Capital Holdings Ltd.	1,400	97,020
Baker Hughes Inc.	4,550	274,274
Ball Corp.	2,100	154,413
Bank of America Corp.	110,600	2,729,608
Bank of New York Mellon Corp. (The)	12,000	565,680
Baxter International Inc.	5,350	272,422
BB&T Corp.	8,501	409,918
Becton Dickinson and Co.	2,158	395,022
Bed Bath & Beyond Inc.	2,150	86,860
Berkshire Hathaway Inc. Class Bb	12,526	2,147,207
Best Buy Co. Inc.	3,500	154,455
Biogen Inc.[b]	2,350	678,210
BioMarin Pharmaceutical Inc.[b]	2,100	197,253
BlackRock Inc.[d]	1,300	503,698
Boeing Co. (The)	6,400	1,153,472
BorgWarner Inc.	2,450	103,366
Boston Properties Inc.	1,900	264,157
Boston Scientific Corp.[b]	16,300	400,165
Bristol-Myers Squibb Co.	17,950	1,017,944
Broadcom Ltd.	4,250	896,452
Brown-Forman Corp. Class B	2,800	136,528
Bunge Ltd.	1,750	143,238
CA Inc.	3,850	124,240
Cabot Oil & Gas Corp.[a]	5,200	113,880
Calpine Corp.[b]	4,700	55,037
Campbell Soup Co.	2,950	175,083
Capital One Financial Corp.	5,550	520,923
Cardinal Health Inc.	3,600	292,932

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
CarMax Inc.[b]	2,550	$164,577
Carnival Corp.	4,050	226,597
Caterpillar Inc.	6,050	584,793
CBRE Group Inc. Class Aa,b	4,450	158,509
CBS Corp. Class B NVS	4,700	309,824
CDK Global Inc.	1,900	126,217
Celanese Corp. Series A	1,950	173,882
Celgene Corp.[b]	8,450	1,043,659
Centene Corp.[b]	1,800	126,900
CenterPoint Energy Inc.	5,250	143,430
CenturyLink Inc.	6,050	146,773
Cerner Corp.[b]	3,400	187,136
CF Industries Holdings Inc.	2,856	89,736
CH Robinson Worldwide Inc.	1,900	152,703
Charles Schwab Corp. (The)	13,600	549,576
Charter Communications Inc. Class Ab	2,381	769,206
Cheniere Energy Inc.[b]	2,800	134,540
Chevron Corp.	20,250	2,278,125
Chipotle Mexican Grill Inc.[a,b]	350	146,559
Chubb Ltd.	4,759	657,551
Church & Dwight Co. Inc.	3,400	169,456
Cigna Corp.	2,900	431,810
Cimarex Energy Co.	1,200	150,864
Cincinnati Financial Corp.	1,900	138,624
Cintas Corp.	1,450	171,115
Cisco Systems Inc.	52,800	1,804,704
CIT Group Inc.	3,000	128,700
Citigroup Inc.	31,050	1,857,100
Citizens Financial Group Inc.	6,278	234,609
Citrix Systems Inc.[b]	2,150	169,743
Clorox Co. (The)	1,501	205,352
CME Group Inc.	3,700	449,402
CMS Energy Corp.	3,550	158,046
Coach Inc.	3,400	129,506
Coca-Cola Co. (The)	43,350	1,818,966
Cognizant Technology Solutions Corp. Class Ab	6,700	397,109
Colgate-Palmolive Co.	8,600	627,628
Comcast Corp. Class A	51,400	1,923,388
Comerica Inc.	2,400	171,072
Conagra Brands Inc.	4,900	201,929
Concho Resources Inc.[b]	1,650	218,543
ConocoPhillips	13,000	618,410

Security	Shares	Value
Consolidated Edison Inc.	3,600	$277,344
Constellation Brands Inc. Class A	2,100	333,501
Continental Resources Inc./OKa,b	1,308	59,122
Core Laboratories NVa	700	80,094
Corning Inc.	12,100	334,081
Costco Wholesale Corp.	4,700	832,746
Coty Inc. Class A	5,422	101,825
CR Bard Inc.	900	220,716
Crown Castle International Corp.	3,550	332,031
Crown Holdings Inc.[b]	2,400	128,616
CSX Corp.	10,600	514,736
Cummins Inc.	1,900	282,131
CVS Health Corp.	11,350	914,583
Danaher Corp.	6,550	560,352
Darden Restaurants Inc.	1,750	130,690
DaVita Inc.[b]	2,000	138,820
Deere & Co.	2,950	322,995
Dell Technologies Inc. Class Vb	2,601	165,137
Delphi Automotive PLC	2,968	225,954
Delta Air Lines Inc.	1,170	58,418
DENTSPLY SIRONA Inc.	3,050	193,736
Devon Energy Corp.	5,500	238,480
Dick’s Sporting Goods Inc.	1,250	61,188
Digital Realty Trust Inc.[a]	1,900	205,200
Discover Financial Services	4,800	341,472
Discovery Communications Inc. Class Ab	1,700	48,892
Discovery Communications Inc. Class C NVS[b]	3,250	91,228
DISH Network Corp. Class Ab	2,550	158,100
Dollar General Corp.	3,300	240,966
Dollar Tree Inc.[b]	2,650	203,202
Dominion Resources Inc./VA	6,450	500,778
Dover Corp.	2,250	180,225
Dow Chemical Co. (The)	11,900	740,894
DR Horton Inc.	4,400	140,800
Dr Pepper Snapple Group Inc.	2,600	242,944
DTE Energy Co.	2,150	217,967
Duke Energy Corp.	7,000	577,850
Duke Realty Corp.	6,200	158,968
Dun & Bradstreet Corp. (The)	700	73,878
Eastman Chemical Co.	1,900	152,475
Eaton Corp. PLC	4,900	352,702
Eaton Vance Corp. NVS	2,000	93,260

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
eBay Inc.[b]	11,950	$405,105
Ecolab Inc.	3,150	390,505
Edgewell Personal Care Co.[b]	1,072	79,156
Edison International	3,950	314,973
Edwards Lifesciences Corp.[b]	2,500	235,100
EI du Pont de Nemours & Co.	9,500	746,130
Electronic Arts Inc.[b]	3,450	298,425
Eli Lilly & Co.	10,750	890,207
Emerson Electric Co.	7,050	423,705
Entergy Corp.	2,250	172,485
EOG Resources Inc.	6,200	601,338
EQT Corp.	2,068	123,853
Equifax Inc.	1,700	222,887
Equinix Inc.	800	300,856
Equity Residential	4,100	258,587
Essex Property Trust Inc.	850	199,495
Estee Lauder Companies Inc. (The) Class A	2,500	207,125
Everest Re Group Ltd.	313	73,599
Eversource Energy	3,500	205,310
Exelon Corp.	9,650	354,251
Expedia Inc.	1,350	160,704
Expeditors International of Washington Inc.	2,600	146,588
Express Scripts Holding Co.[b]	7,000	494,550
Exxon Mobil Corp.	44,600	3,626,872
F5 Networks Inc.[b]	950	136,107
Facebook Inc. Class Ab	25,050	3,395,277
Fastenal Co.	3,450	172,604
Federal Realty Investment Trust	1,250	175,913
FedEx Corp.	2,950	569,291
Fidelity National Information Services Inc.	3,600	296,172
Fifth Third Bancorp.	8,900	244,216
First Republic Bank/CA	2,000	187,660
FirstEnergy Corp.	4,950	160,529
Fiserv Inc.[b]	3,000	346,200
FleetCor Technologies Inc.[b]	1,051	178,670
Flex Ltd.[a,b]	8,650	142,639
FLIR Systems Inc.	2,200	80,762
Flowserve Corp.	2,250	104,513
Fluor Corp.	2,150	119,089
FMC Corp.	1,850	106,597
FNF Group	3,200	122,656

Security	Shares	Value
Foot Locker Inc.	1,568	$118,651
Ford Motor Co.	37,550	470,501
Fortive Corp.	3,520	202,928
Franklin Resources Inc.	4,350	187,224
Freeport-McMoRan Inc.[b]	13,850	185,590
Frontier Communications Corp.	15,850	46,441
Gap Inc. (The)	2,950	73,219
Garmin Ltd.	1,350	69,674
General Dynamics Corp.	2,950	559,939
General Electric Co.	95,850	2,857,288
General Mills Inc.	6,450	389,386
General Motors Co.	13,600	501,024
Genuine Parts Co.	1,800	172,278
GGP Inc.	6,450	160,347
Gilead Sciences Inc.	14,050	990,244
Global Payments Inc.	2,150	171,334
Goldman Sachs Group Inc. (The)	4,000	992,240
Goodyear Tire & Rubber Co. (The)	3,300	115,665
H&R Block Inc.	2,800	57,568
Halliburton Co.	9,200	491,832
Hanesbrands Inc.	4,550	91,046
Harley-Davidson Inc.	2,050	115,579
Harman International Industries Inc.	850	94,877
Harris Corp.	1,650	181,335
Hartford Financial Services Group Inc. (The)	4,650	227,338
Hasbro Inc.	1,301	126,028
HCA Holdings Inc.[b]	3,500	305,340
HCP Inc.	5,200	170,508
Helmerich & Payne Inc.	1,300	88,881
Henry Schein Inc.[b]	1,150	197,294
Hershey Co. (The)	1,650	178,778
Hess Corp.	3,000	154,320
Hewlett Packard Enterprise Co.	18,650	425,593
Hilton Worldwide Holdings Inc.	2,052	117,374
HollyFrontier Corp.	2,150	62,952
Hologic Inc.[b]	3,450	140,001
Home Depot Inc. (The)	13,250	1,920,057
Honeywell International Inc.	7,600	946,200
Hormel Foods Corp.	3,950	139,238
Host Hotels & Resorts Inc.[a]	8,200	147,518
HP Inc.	19,550	339,583
Humana Inc.	1,600	338,000
Huntington Bancshares Inc./OH	12,588	177,994

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
IHS Markit Ltd.[b]	4,250	$169,150
Illinois Tool Works Inc.	3,800	501,638
Illumina Inc.[b]	1,750	292,950
Incyte Corp.[b]	2,050	272,855
Ingersoll-Rand PLC	3,200	253,952
Intel Corp.	50,001	1,810,036
Intercontinental Exchange Inc.	6,500	371,345
International Business Machines Corp.	9,650	1,735,263
International Flavors & Fragrances Inc.	1,150	144,555
International Paper Co.	4,400	231,880
Interpublic Group of Companies Inc. (The)	5,550	133,755
Intuit Inc.	3,000	376,320
Intuitive Surgical Inc.[b]	450	331,650
Invesco Ltd.	5,250	168,998
Iron Mountain Inc.	3,419	124,281
Jacobs Engineering Group Inc.	2,000	112,820
Jazz Pharmaceuticals PLC[b]	800	106,096
JB Hunt Transport Services Inc.	1,300	127,621
JM Smucker Co. (The)	1,550	219,682
Johnson & Johnson	29,500	3,605,195
Johnson Controls International PLC	10,555	442,677
JPMorgan Chase & Co.	38,600	3,497,932
Juniper Networks Inc.	4,450	124,600
Kansas City Southern	1,350	119,651
Kellogg Co.	3,150	233,320
KeyCorp	12,500	234,625
Kimberly-Clark Corp.	3,850	510,317
Kimco Realty Corp.	4,772	115,721
Kinder Morgan Inc./DE	21,150	450,706
KLA-Tencor Corp.	2,200	198,264
Kohl’s Corp.	2,350	100,157
Kraft Heinz Co. (The)	6,400	585,664
Kroger Co. (The)	10,250	325,950
L Brands Inc.	2,650	139,443
L3 Technologies Inc.	1,100	185,152
Laboratory Corp. of America Holdings[b]	1,250	177,825
Lam Research Corp.	1,850	219,299
Las Vegas Sands Corp.	4,650	246,217
Leggett & Platt Inc.	2,450	120,491
Leucadia National Corp.	5,000	133,100

Security	Shares	Value
Level 3 Communications Inc.[b]	3,600	$206,100
Liberty Global PLC Series Aa,b	3,100	110,670
Liberty Global PLC Series C NVS[b]	6,800	238,612
Liberty Interactive Corp. QVC Group Series Ab	6,000	113,280
Liberty Media Corp.-Liberty SiriusXM Class Cb	3,850	149,881
Liberty Property Trust	2,550	100,572
Lincoln National Corp.	2,800	196,448
Linear Technology Corp.	3,000	193,740
LKQ Corp.[b]	4,300	135,794
Lockheed Martin Corp.	2,876	766,684
Loews Corp.	3,500	164,430
Lowe’s Companies Inc.	9,650	717,670
lululemon athletica Inc.[b]	1,400	91,364
LyondellBasell Industries NV Class A	3,800	346,712
M&T Bank Corp.	1,650	275,500
Macerich Co. (The)	1,600	107,808
Macy’s Inc.	3,550	117,931
Mallinckrodt PLC[b]	1,401	73,440
ManpowerGroup Inc.	1,000	97,040
Marathon Oil Corp.	10,201	163,216
Marathon Petroleum Corp.	6,000	297,600
Markel Corp.[b]	200	195,946
Marriott International Inc./MD Class A	3,758	326,908
Marsh & McLennan Companies Inc.	5,351	393,191
Martin Marietta Materials Inc.	750	161,963
Marvell Technology Group Ltd.	6,000	93,600
Masco Corp.	4,600	155,388
MasterCard Inc. Class A	10,250	1,132,215
Mattel Inc.	4,000	102,920
Maxim Integrated Products Inc.	3,300	146,190
McCormick & Co. Inc./MD	1,700	167,314
McDonald’s Corp.	9,150	1,167,997
McKesson Corp.	2,550	382,831
Mead Johnson Nutrition Co.	2,250	197,528
Medtronic PLC	14,550	1,177,240
Merck & Co. Inc.	29,350	1,933,284
MetLife Inc.	9,700	508,668
MGM Resorts International[b]	5,250	138,023
Michael Kors Holdings Ltd.[b]	2,000	73,000
Microchip Technology Inc.[a]	2,800	203,056

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
Micron Technology Inc.[b]	12,040	$282,218
Microsoft Corp.	79,950	5,115,201
Mohawk Industries Inc.[b]	800	181,088
Molson Coors Brewing Co. Class B	2,150	215,839
Mondelez International Inc. Class A	17,000	746,640
Monsanto Co.	4,750	540,692
Monster Beverage Corp.[b]	4,650	192,696
Moody’s Corp.	2,350	261,719
Morgan Stanley	16,050	733,003
Mosaic Co. (The)	4,050	126,320
Motorola Solutions Inc.	1,950	153,992
Murphy Oil Corp.	1,950	55,166
Mylan NVb	5,050	211,343
Nasdaq Inc.	1,750	124,443
National Oilwell Varco Inc.	4,400	177,848
Navient Corp.	5,600	86,296
NetApp Inc.	3,300	138,039
Netflix Inc.[b]	4,750	675,117
New York Community Bancorp. Inc.	6,100	93,208
Newell Brands Inc.	5,124	251,230
Newfield Exploration Co.[b]	2,286	83,348
Newmont Mining Corp.	6,550	224,272
News Corp. Class A	4,253	54,523
NextEra Energy Inc.	4,918	644,258
Nielsen Holdings PLC	4,000	177,440
NIKE Inc. Class B	14,400	823,104
Noble Energy Inc.	4,750	172,948
Nordstrom Inc.	1,750	81,655
Norfolk Southern Corp.	3,250	393,347
Northern Trust Corp.	2,500	218,375
Northrop Grumman Corp.	2,000	494,180
Nucor Corp.	3,500	218,995
NVIDIA Corp.	5,950	603,806
O’Reilly Automotive Inc.[b]	1,150	312,466
Occidental Petroleum Corp.	8,100	530,955
Omnicom Group Inc.	2,850	242,535
ONEOK Inc.	2,752	148,746
Oracle Corp.	32,650	1,390,563
PACCAR Inc.	3,950	263,899
Palo Alto Networks Inc.[b]	1,050	159,495
Parker-Hannifin Corp.	1,800	278,712
Patterson Companies Inc.	1,400	63,630
Paychex Inc.	3,800	233,396
PayPal Holdings Inc.[b]	11,950	501,900

Security	Shares	Value
Pentair PLC	2,550	$148,053
People’s United Financial Inc.	5,150	98,880
PepsiCo Inc.	14,950	1,650,181
Perrigo Co. PLC	1,700	127,109
Pfizer Inc.	64,850	2,212,682
PG&E Corp.	5,450	363,787
Philip Morris International Inc.	16,500	1,804,275
Phillips 66	5,050	394,859
Pinnacle West Capital Corp.	1,750	143,833
Pioneer Natural Resources Co.	1,800	334,746
Plains GP Holdings LP Class A	1,200	39,444
PNC Financial Services Group Inc. (The)[d]	5,150	655,234
PPG Industries Inc.	3,100	317,533
PPL Corp.	7,718	284,640
Praxair Inc.	3,000	356,130
Priceline Group Inc. (The)[b]	550	948,271
Principal Financial Group Inc.	3,350	209,509
Procter & Gamble Co. (The)	27,390	2,494,407
Progressive Corp. (The)	6,451	252,750
Prologis Inc.	6,100	311,405
Prudential Financial Inc.	4,750	525,065
Public Service Enterprise Group Inc.	6,150	282,777
Public Storage	1,750	398,055
PulteGroup Inc.	4,500	99,225
PVH Corp.	1,000	91,600
Qorvo Inc.[b]	1,713	113,229
QUALCOMM Inc.	15,800	892,384
Quest Diagnostics Inc.	1,800	175,392
Ralph Lauren Corp.	650	51,565
Range Resources Corp.	2,400	66,288
Raytheon Co.	3,350	516,402
Realty Income Corp.	3,350	205,288
Red Hat Inc.[b]	2,250	186,323
Regency Centers Corp.	1,800	126,630
Regeneron Pharmaceuticals Inc.[b]	900	336,150
Regions Financial Corp.	15,300	233,631
RenaissanceRe Holdings Ltd.	403	59,499
Republic Services Inc.	3,400	210,630
Reynolds American Inc.	9,206	566,813
Rite Aid Corp.[b]	13,500	81,000
Robert Half International Inc.	2,100	101,304
Rockwell Automation Inc.	1,700	256,870
Rockwell Collins Inc.	1,800	172,062

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
Roper Technologies Inc.	1,350	$282,420
Ross Stores Inc.	4,800	329,184
Royal Caribbean Cruises Ltd.	1,900	182,590
S&P Global Inc.	3,150	407,830
salesforce.com inc.[b]	6,900	561,315
SBA Communications Corp.[b]	1,500	173,655
SCANA Corp.	1,950	135,233
Schlumberger Ltd.	14,561	1,170,122
Scripps Networks Interactive Inc. Class A	1,100	88,847
Seagate Technology PLC	3,350	161,437
SEI Investments Co.	2,700	135,945
Sempra Energy	2,550	281,239
ServiceNow Inc.[b]	1,850	160,802
Sherwin-Williams Co. (The)	900	277,686
Signet Jewelers Ltd.	900	57,231
Simon Property Group Inc.	3,353	618,293
Sirius XM Holdings Inc.[a]	35,000	178,150
Skyworks Solutions Inc.	2,300	218,063
SL Green Realty Corp.	1,176	132,512
Southern Co. (The)	9,650	490,413
Southwest Airlines Co.	1,550	89,590
Southwestern Energy Co.[b]	6,250	46,938
Splunk Inc.[a,b]	1,700	104,941
Sprint Corp.[a,b]	10,606	93,439
Stanley Black & Decker Inc.	1,900	241,585
Staples Inc.	9,000	80,910
Starbucks Corp.	15,450	878,641
State Street Corp.	4,080	325,217
Stericycle Inc.[b]	1,150	95,312
Stryker Corp.	3,600	462,816
SunTrust Banks Inc.	5,850	348,016
Symantec Corp.	7,850	224,274
Synchrony Financial	9,454	342,613
Synopsys Inc.[b]	2,800	200,032
Sysco Corp.	6,200	326,864
T Rowe Price Group Inc.	2,900	206,509
T-Mobile U.S. Inc.[b]	3,550	221,982
Target Corp.	5,900	346,743
TD Ameritrade Holding Corp.	3,050	119,255
TE Connectivity Ltd.	3,750	279,262
TechnipFMC PLC[b]	6,050	195,536
Tesla Inc.[a,b]	1,400	349,986
Tesoro Corp.	1,500	127,785

Security	Shares	Value
Texas Instruments Inc.	10,550	$808,341
Textron Inc.	3,650	172,645
Thermo Fisher Scientific Inc.	4,350	685,908
Tiffany & Co.	1,650	151,586
Time Warner Inc.	8,450	829,874
TJX Companies Inc. (The)	7,350	576,607
Toll Brothers Inc.[b]	3,100	105,834
Torchmark Corp.	1,811	140,407
Total System Services Inc.	2,700	147,096
Tractor Supply Co.	1,700	120,547
TransDigm Group Inc.	750	190,650
Travelers Companies Inc. (The)	3,100	378,944
Trimble Inc.[a,b]	3,350	103,951
TripAdvisor Inc.[b]	1,350	55,985
Twenty-First Century Fox Inc. Class A	13,700	409,904
Twenty-First Century Fox Inc. Class B	3,000	88,050
Twitter Inc.[b]	6,800	107,236
Tyson Foods Inc. Class A	3,450	215,832
U.S. Bancorp.	17,650	970,750
UDR Inc.	3,950	144,175
Ulta Salon Cosmetics & Fragrance Inc.[b]	750	205,073
Under Armour Inc. Class Aa,b	2,250	46,395
Under Armour Inc. Class Cb	2,262	41,983
Union Pacific Corp.	9,000	971,460
United Parcel Service Inc. Class B	6,950	735,032
United Rentals Inc.[b]	1,250	160,038
United Technologies Corp.	8,400	945,420
UnitedHealth Group Inc.	10,150	1,678,607
Universal Health Services Inc. Class B	1,100	138,160
Unum Group	2,750	134,283
Valero Energy Corp.	5,100	346,545
Varian Medical Systems Inc.[b]	1,300	109,057
Ventas Inc.	3,810	247,840
VEREIT Inc.	12,900	117,003
VeriSign Inc.[a,b]	1,600	131,952
Verisk Analytics Inc. Class Ab	2,050	169,986
Verizon Communications Inc.	43,600	2,163,868
Vertex Pharmaceuticals Inc.[b]	3,000	271,860
VF Corp.	3,900	204,555
Viacom Inc. Class B NVS	4,000	173,800

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Security	Shares	Value
Visa Inc. Class A	20,150	$1,771,991
VMware Inc. Class Aa,b	950	85,396
Vornado Realty Trust	2,100	230,727
Vulcan Materials Co.	1,750	211,068
Wal-Mart Stores Inc.	16,600	1,177,438
Walgreens Boots Alliance Inc.	9,900	855,162
Walt Disney Co. (The)	16,250	1,788,962
Waste Connections Inc.	2,250	196,628
Waste Management Inc.	5,000	366,600
Waters Corp.[b]	1,200	185,988
Weatherford International PLC[a,b]	12,750	72,165
WEC Energy Group Inc.	4,052	244,214
Wells Fargo & Co.	50,900	2,946,092
Welltower Inc.	4,050	285,039
Western Digital Corp.	3,266	251,090
Western Union Co. (The)	6,750	132,570
WestRock Co.	2,909	156,271
Weyerhaeuser Co.	8,700	293,364
Whirlpool Corp.	950	169,661
WhiteWave Foods Co. (The)[b]	2,550	140,454
Whole Foods Market Inc.	3,900	119,613
Williams Companies Inc. (The)	8,850	250,809
Willis Towers Watson PLC	1,450	186,224
Workday Inc. Class Ab	1,451	120,331
WR Berkley Corp.	1,650	117,183
WW Grainger Inc.	750	185,970
Wyndham Worldwide Corp.	1,450	120,698
Wynn Resorts Ltd.	1,000	96,150
Xcel Energy Inc.	5,800	253,518
Xerox Corp.	10,350	77,004
Xilinx Inc.	3,150	185,283
XL Group Ltd.	3,150	127,544
Xylem Inc./NY	3,400	163,608
Yahoo! Inc.[b]	10,150	463,449
Yum! Brands Inc.	4,350	284,142
Zillow Group Inc. Class Ca,b	1,569	53,252
Zimmer Biomet Holdings Inc.	2,150	251,722
Zoetis Inc.	6,000	319,860

		231,713,202

TOTAL COMMON STOCKS
(Cost: $369,251,639)		382,973,999

Security	Shares	Value
PREFERRED STOCKS — 0.18%

GERMANY — 0.18%
Henkel AG & Co. KGaA	1,950	$244,297
Porsche Automobil Holding SE	1,650	91,434
Volkswagen AG	2,250	334,002

		669,733

TOTAL PREFERRED STOCKS
(Cost: $805,276)		669,733

SHORT-TERM INVESTMENTS — 1.77%

MONEY MARKET FUNDS — 1.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	6,548,917	6,551,537
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	266,181	266,181

		6,817,718

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,815,579)		6,817,718

TOTAL INVESTMENTS IN SECURITIES — 101.45%
(Cost: $376,872,494)[h]		390,461,450
Other Assets, Less Liabilities — (1.45)%		(5,576,600)

NET ASSETS — 100.00%		$384,884,850

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $378,318,500. Net unrealized appreciation was $12,142,950, of which $33,582,430 represented gross unrealized appreciation on securities and $21,439,480 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	1,080	370	(150)	1,300	$503,698	$2,597	$5,742
PNC Financial Services Group Inc. (The)	4,120	1,442	(412)	5,150	655,234	5,212	2,821

					$1,158,932	$7,809	$8,563

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$382,973,999	$—	$—	$382,973,999
Preferred stocks	669,733	—	—	669,733
Money market funds	6,817,718	—	—	6,817,718

Total	$390,461,450	$—	$—	$390,461,450

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

ASSETS
Investments, at cost:
Unaffiliated	$549,565,186	$369,104,975
Affiliated (Note 2)	8,207,124	7,767,519

Total cost of investments	$557,772,310	$376,872,494

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$559,823,662	$382,484,800
Affiliated (Note 2)	8,208,024	7,976,650

Total fair value of investments	568,031,686	390,461,450
Foreign currency, at value[b]	6,013,383	299,519
Receivables:
Investment securities sold	1,015	34,532
Dividends and interest	186,139	810,646
Tax reclaims	876	129,696

Total Assets	574,233,099	391,735,843

LIABILITIES
Payables:
Investment securities purchased	213,271	231,586
Collateral for securities on loan (Note 1)	3,960,454	6,549,279
Foreign taxes	1,702,389	—
Deferred foreign capital gains taxes (Note 1)	6,432,321	—
Investment advisory fees (Note 2)	338,555	70,128

Total Liabilities	12,646,990	6,850,993

NET ASSETS	$561,586,109	$384,884,850

Net assets consist of:
Paid-in capital	$674,725,187	$370,592,753
Undistributed (distributions in excess of) net investment income	(937,647)	914,636
Accumulated net realized loss	(115,274,363)	(208,275)
Net unrealized appreciation	3,072,932	13,585,736

NET ASSETS	$561,586,109	$384,884,850

Shares outstanding[c]	20,600,000	5,000,000

Net asset value per share	$27.26	$76.98

[a]	Securities on loan with values of $3,783,658 and $6,147,705, respectively. See Note 1.
[b]	Cost of foreign currency: $6,767,528 and $297,404, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,005,426	$3,406,680
Dividends — affiliated (Note 2)	6,644	8,320
Interest — unaffiliated	7,694	—
Securities lending income — affiliated — net (Note 2)	11,991	22,874

Total investment income	4,031,755	3,437,874

EXPENSES
Investment advisory fees (Note 2)	1,970,383	388,986
Commitment fees (Note 7)	2,725	—
Interest expense (Note 7)	9,542	—

Total expenses	1,982,650	388,986

Net investment income	2,049,105	3,048,888

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,069,220)	(718,814)
Investments — affiliated (Note 2)	1,036	859
In-kind redemptions — unaffiliated	460,854	4,053,528
In-kind redemptions — affiliated (Note 2)	—	7,824
Foreign currency transactions	(236,454)	(48,470)
Realized gain distributions from affiliated funds	—	36

Net realized gain (loss)	(16,843,784)	3,294,963

Net change in unrealized appreciation/depreciation on:
Investments[b]	73,459,407	19,791,116
Translation of assets and liabilities in foreign currencies	(747,979)	5,127

Net change in unrealized appreciation/depreciation	72,711,428	19,796,243

Net realized and unrealized gain	55,867,644	23,091,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,916,749	$26,140,094

[a]	Net of foreign withholding tax of $393,069 and $95,159, respectively.
[b]	Net of deferred foreign capital gains taxes of $6,432,321 and $ —, respectively.

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Frontier 100 ETF		iShares MSCI World ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,049,105	$13,480,226	$3,048,888	$5,617,187
Net realized gain (loss)	(16,843,784)	(60,711,158)	3,294,963	(540,768)
Net change in unrealized appreciation/depreciation	72,711,428	16,637,146	19,796,243	9,321,554

Net increase (decrease) in net assets resulting from operations	57,916,749	(30,593,786)	26,140,094	14,397,973

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(521,400)	(9,930,758)	(3,100,394)	(5,779,653)

Total distributions to shareholders	(521,400)	(9,930,758)	(3,100,394)	(5,779,653)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	104,093,952	31,628,173	101,696,057	131,162,561
Cost of shares redeemed	(7,625,690)	(86,373,632)	(28,454,357)	(58,019,921)

Net increase (decrease) in net assets from capital share transactions	96,468,262	(54,745,459)	73,241,700	73,142,640

INCREASE (DECREASE) IN NET ASSETS	153,863,611	(95,270,003)	96,281,400	81,760,960

NET ASSETS
Beginning of period	407,722,498	502,992,501	288,603,450	206,842,490

End of period	$561,586,109	$407,722,498	$384,884,850	$288,603,450

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(937,647)	$(2,465,352)	$914,636	$966,142

SHARES ISSUED AND REDEEMED
Shares sold	4,050,000	1,200,000	1,400,000	1,900,000
Shares redeemed	(300,000)	(3,550,000)	(400,000)	(900,000)

Net increase (decrease) in shares outstanding	3,750,000	(2,350,000)	1,000,000	1,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Frontier 100 ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Period from Sep. 12, 2012[a] to Aug. 31, 2013
Net asset value, beginning of period	$24.20	$26.20	$37.79	$30.12	$25.25

Income from investment operations:
Net investment income[b]	0.10	0.76	0.77	1.09	0.67
Net realized and unrealized gain (loss)[c]	2.99	(2.17)	(8.78)	7.47	4.51

Total from investment operations	3.09	(1.41)	(8.01)	8.56	5.18

Less distributions from:
Net investment income	(0.03)	(0.59)	(0.76)	(0.89)	(0.28)
Net realized gain	—	—	(2.82)	—	—
Return of capital	—	—	—	—	(0.03)

Total distributions	(0.03)	(0.59)	(3.58)	(0.89)	(0.31)

Net asset value, end of period	$27.26	$24.20	$26.20	$37.79	$30.12

Total return	12.81%[d]	(5.45)%	(21.70)%	28.56%	20.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$561,586	$407,722	$502,993	$799,349	$280,084
Ratio of expenses to average net assets[e]	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[e]	0.82%	3.03%	2.43%	3.07%	2.32%
Portfolio turnover rate[f]	9%[d]	20%	47%	61%	18%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014 and the period ended August 31, 2013 were 8%, 10%, 45%, 42% and 10%, respectively. See Note 4.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$72.15	$68.95	$73.36	$61.76	$53.45	$50.32

Income from investment operations:
Net investment income[b]	0.68	1.62	1.64	1.81	1.40	0.98
Net realized and unrealized gain (loss)[c]	4.89	3.16	(4.49)	11.16	8.03	2.89

Total from investment operations	5.57	4.78	(2.85)	12.97	9.43	3.87

Less distributions from:
Net investment income	(0.74)	(1.58)	(1.56)	(1.37)	(1.12)	(0.74)

Total distributions	(0.74)	(1.58)	(1.56)	(1.37)	(1.12)	(0.74)

Net asset value, end of period	$76.98	$72.15	$68.95	$73.36	$61.76	$53.45

Total return	7.77%[d]	7.05%	(3.97)%	21.07%	17.84%	7.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$384,885	$288,603	$206,842	$168,728	$24,704	$10,689
Ratio of expenses to average net assets[e]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets[e]	1.88%	2.34%	2.25%	2.57%	2.34%	2.91%
Portfolio turnover rate[f]	2%[d]	5%	5%	5%	5%	3%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Frontier 100	Diversified
MSCI World	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Frontier 100
JPMorgan Securities LLC	$3,718,318	$3,718,318	$—
UBS AG	7,260	7,260	—
Wells Fargo Securities LLC	58,080	58,080	—

	$3,783,658	$3,783,658	$—

MSCI World
Barclays Capital Inc.	$28,504	$28,504	$—
BNP Paribas Prime Brokerage Inc.	9,402	9,402	—
BNP Paribas Prime Brokerage International Ltd.	29,689	29,689	—
Citigroup Global Markets Inc.	179,527	179,527	—
Credit Suisse Securities (USA) LLC	484,659	484,659	—
Deutsche Bank Securities Inc.	162,611	162,611	—
Goldman Sachs & Co.	557,421	557,421	—
HSBC Bank PLC	17,957	17,957	—
JPMorgan Securities LLC	512,190	512,190	—
Merrill Lynch, Pierce, Fenner & Smith	136,763	136,763	—
Morgan Stanley & Co. LLC	1,431,404	1,431,404	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	114,737	114,737	—
Nomura Securities International Inc.	99,320	99,320	—
Scotia Capital (USA) Inc.	177,820	177,820	—
SG Americas Securities LLC	85,246	85,246	—
State Street Bank & Trust Company	1,586,262	1,586,262	—
UBS AG	232,948	232,948	—
Wells Fargo Securities LLC	301,245	301,245	—

	$6,147,705	$6,147,705	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Frontier 100	0.79%
MSCI World	0.24

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Frontier 100	$3,123
MSCI World	5,690

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Frontier 100	$—	$231,118
MSCI World	829,312	1,039,580

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI Frontier 100	$126,964,765	$44,586,638
MSCI World	7,235,346	5,460,381

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Frontier 100	$12,686,025	$1,691,237
MSCI World	100,429,806	28,111,576

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Frontier 100	$20,910,745
MSCI World	514,129

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The iShares MSCI Frontier 100 ETF, along with certain other iShares funds, is a party to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2017, the Fund’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $35,000,000, $1,160,221 and 1.64%, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	41

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Frontier 100	$—	$—	$0.026201	$0.026201	—%	—%	100%	100%
MSCI World	0.694565	—	0.043624	0.738189	94	—	6	100

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-811-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Global Agriculture Producers ETF | VEGI | NYSE Arca
➢	iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca
➢	iShares MSCI Global Gold Miners ETF | RING | NYSE Arca
➢	iShares MSCI Global Metals & Mining Producers ETF | PICK | NYSE Arca
➢	iShares MSCI Global Silver Miners ETF | SLVP | NYSE Arca

Fund Performance Overview

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

Performance as of February 28, 2017

The iShares MSCI Global Agriculture Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture, as represented by the MSCI ACWI Select Agriculture Producers Investable Market Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 8.19%, net of fees, while the total return for the Index was 8.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.75%	24.84%	24.45%	23.75%	24.84%	24.45%
5 Years	2.22%	2.19%	2.34%	11.60%	11.44%	12.28%
Since Inception	2.80%	2.83%	2.93%	15.06%	15.24%	15.84%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,081.90	$1.91	$1,000.00	$1,023.00	$1.86	0.37%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector/Investment Type	Percentage of Total Investments*

Materials	46.94%
Food, Beverage & Tobacco	32.16
Capital Goods	18.81
Investment Companies	2.09

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

United States	47.50%
Switzerland	10.77
Canada	7.73
Japan	7.07
Norway	5.11
Italy	2.54
Singapore	2.22
India	2.09
Germany	1.84
Malaysia	1.71

TOTAL	88.58%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

Performance as of February 28, 2017

The iShares MSCI Global Energy Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production, as represented by the MSCI ACWI Select Energy Producers Investable Market Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 5.16%, net of fees, while the total return for the Index was 5.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.77%	26.39%	27.03%	26.77%	26.39%	27.03%
5 Years	(3.33)%	(3.47)%	(3.43)%	(15.59)%	(16.20)%	(16.00)%
Since Inception	(2.19)%	(2.26)%	(2.27)%	(10.62)%	(10.97)%	(11.01)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.60	$1.98	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Integrated Oil & Gas	60.91%
Oil & Gas Exploration & Production	29.49
Oil & Gas Refining & Marketing	8.14
Coal & Consumable Fuels	1.46

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

United States	52.05%
United Kingdom	15.58
Canada	8.49
France	5.38
Russia	2.68
China	2.33
Italy	1.91
Brazil	1.68
Australia	1.60
India	1.48

TOTAL	93.18%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL GOLD MINERS ETF

Performance as of February 28, 2017

The iShares MSCI Global Gold Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining, as represented by the MSCI ACWI Select Gold Miners Investable Market Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -9.26%, net of fees, while the total return for the Index was -8.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.52%	16.49%	17.64%	17.52%	16.49%	17.64%
5 Years	(16.71)%	(16.61)%	(16.59)%	(59.91)%	(59.67)%	(59.62)%
Since Inception	(16.48)%	(16.50)%	(16.34)%	(59.93)%	(59.99)%	(59.62)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$907.40	$1.84	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY COUNTRY

As of 2/28/17

Country	Percentage of Total Investments*

Canada	55.32%
United States	14.01
Australia	10.68
South Africa	9.25
United Kingdom	7.49
Peru	2.49
Turkey	0.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Barrick Gold Corp. (Canada)	15.44%
Newmont Mining Corp.	12.71
Goldcorp Inc. (Canada)	9.06
Newcrest Mining Ltd. (Australia)	8.49
Randgold Resources Ltd. (United Kingdom)	4.73
Agnico Eagle Mines Ltd. (Canada)	4.47
Kinross Gold Corp. (Canada)	4.09
AngloGold Ashanti Ltd. (South Africa)	3.75
Centamin PLC (United Kingdom)	2.63
Yamana Gold Inc. (Canada)	2.60

TOTAL	67.97%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

Performance as of February 28, 2017

The iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in mining, extraction or production of diversified metals, excluding gold and silver, as represented by the MSCI ACWI Select Metals & Mining Producers ex Gold & Silver Investable Market Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 34.06%, net of fees, while the total return for the Index was 33.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	77.77%	75.11%	77.98%	77.77%	75.11%	77.98%
5 Years	(7.04)%	(7.37)%	(7.02)%	(30.57)%	(31.82)%	(30.50)%
Since Inception	(6.64)%	(6.85)%	(6.61)%	(29.48)%	(30.25)%	(29.36)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,340.60	$2.26	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Diversified Metals & Mining	49.25%
Steel	38.00
Copper	7.20
Aluminum	3.45
Precious Metals & Minerals	2.10

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

United Kingdom	24.72%
Australia	17.45
United States	12.67
Japan	9.39
Brazil	6.13
Canada	4.90
South Korea	4.14
France	2.72
Russia	2.33
Taiwan	2.01

TOTAL	86.46%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL SILVER MINERS ETF

Performance as of February 28, 2017

The iShares MSCI Global Silver Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver mining, as represented by the MSCI ACWI Select Silver Miners Investable Market Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -11.58%, net of fees, while the total return for the Index was -11.77%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	65.76%	64.55%	65.47%	65.76%	64.55%	65.47%
5 Years	(12.88)%	(12.91)%	(12.86)%	(49.83)%	(49.91)%	(49.77)%
Since Inception	(12.25)%	(12.24)%	(12.22)%	(48.52)%	(48.48)%	(48.44)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$884.20	$1.82	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY COUNTRY

As of 2/28/17

Country	Percentage of Total Investments*

Canada	62.83%
United Kingdom	12.66
United States	11.49
Mexico	7.85
Peru	4.53
China	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Silver Wheaton Corp. (Canada)	22.00%
Fresnillo PLC (United Kingdom)	9.86
Industrias Penoles SAB de CV (Mexico)	7.85
Tahoe Resources Inc. (Canada)	6.07
Cia. de Minas Buenaventura SAA ADR (Peru)	4.53
Pan American Silver Corp. (Canada)	4.52
Hecla Mining Co.	4.20
First Majestic Silver Corp. (Canada)	4.18
Coeur Mining Inc.	4.17
Silver Standard Resources Inc. (Canada)	4.11

TOTAL	71.49%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 96.49%

AUSTRALIA — 1.24%
Australian Agricultural Co. Ltd.[a,b]	33,525	$36,601
Costa Group Holdings Ltd.	22,650	70,877
GrainCorp Ltd. Class A	15,700	107,793
Nufarm Ltd./Australia	17,950	122,138
Select Harvests Ltd.	6,225	24,935
Tassal Group Ltd.	11,525	42,356

		404,700
BRAZIL — 0.32%
Sao Martinho SA	15,000	91,610
SLC Agricola SA	2,500	13,822

		105,432
CANADA — 7.69%
Ag Growth International Inc.	1,400	56,425
Agrium Inc.	11,475	1,109,422
Clearwater Seafoods Inc.	2,450	19,553
Potash Corp. of Saskatchewan Inc.	73,475	1,278,164
Rogers Sugar Inc.	8,350	40,096

		2,503,660
CHINA — 1.58%
China Agri-Industries Holdings Ltd.[a]	175,200	86,444
China BlueChemical Ltd. Class H	150,000	51,981
China Huishan Dairy Holdings Co. Ltd.[b]	350,000	128,052
China Modern Dairy Holdings Ltd.[a,b]	211,000	51,918
China Shengmu Organic Milk Ltd.[a,b,c]	125,000	34,300
First Tractor Co. Ltd. Class H	50,000	31,949
Hubei Sanonda Co. Ltd. Class B	15,300	13,324
Leyou Technologies Holdings Ltd.[a,b]	250,000	54,429
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	15,000	11,729
Sinofert Holdings Ltd.[b]	200,000	31,949
YuanShengTai Dairy Farm Ltd.[a]	225,000	17,971

		514,046
FINLAND — 0.07%
Ponsse OYJ	1,075	24,159

		24,159
FRANCE — 0.15%
Naturex[a]	550	49,735

		49,735

Security	Shares	Value
GERMANY — 1.83%
K+S AG Registered[b]	16,700	$391,641
KWS Saat SE	150	45,498
Suedzucker AG	6,250	160,054

		597,193
HONG KONG — 1.68%
WH Group Ltd.[c]	700,000	547,379

		547,379
INDONESIA — 0.94%
Charoen Pokphand Indonesia Tbk PT	640,000	148,770
Eagle High Plantations Tbk PTa	900,000	24,970
Japfa Comfeed Indonesia Tbk PT	432,500	55,943
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	265,000	29,310
PT Bisi International Tbk	165,000	21,157
Salim Ivomas Pratama Tbk PT	210,000	7,952
Sawit Sumbermas Sarana Tbk PT	155,000	17,725

		305,827
IRELAND — 0.23%
Origin Enterprises PLC	10,950	74,036

		74,036
ISRAEL — 0.73%
Israel Chemicals Ltd.	42,975	182,983
Israel Corp. Ltd. (The)[a]	300	54,218

		237,201
ITALY — 2.52%
CNH Industrial NV	88,200	820,999

		820,999
JAPAN — 7.03%
Hokuto Corp.	2,500	48,554
Iseki & Co. Ltd.	25,000	57,648
Kubota Corp.	92,500	1,477,801
Kumiai Chemical Industry Co. Ltd.	5,000	31,371
Maruha Nichiro Corp.	5,000	150,378
NH Foods Ltd.	14,000	374,635
Nihon Nohyaku Co. Ltd.	5,000	31,148
Nippon Beet Sugar Manufacturing Co. Ltd.	700	15,754
Sakata Seed Corp.	2,500	70,720
YAMABIKO Corp.	2,500	31,573

		2,289,582

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2017

Security	Shares	Value
MALAYSIA — 1.70%
Felda Global Ventures Holdings Bhd[b]	112,500	$47,635
Genting Plantations Bhd	20,000	51,712
IOI Corp. Bhd	192,500	202,905
Kuala Lumpur Kepong Bhd	35,000	190,293
QL Resources Bhd	51,450	51,566
TDM Bhd	60,000	9,932

		554,043
MEXICO — 0.18%
Industrias Bachoco SAB de CV Series B	15,000	60,082

		60,082
NETHERLANDS — 0.41%
OCI NVa,b	6,625	132,136

		132,136
NORWAY — 5.08%
Austevoll Seafood ASA	8,575	75,927
Bakkafrost P/F	3,475	129,813
Leroy Seafood Group ASA	2,575	136,370
Marine Harvest ASA	33,175	581,938
Norway Royal Salmon ASA	1,225	25,065
Salmar ASA	4,525	114,731
Yara International ASA	15,475	589,385

		1,653,229
POLAND — 0.20%
Grupa Azoty SA	3,850	65,748

		65,748
RUSSIA — 0.49%
Acron JSC	727	42,038
PhosAgro PJSC GDR[d]	8,425	116,265

		158,303
SINGAPORE — 2.20%
Bumitama Agri Ltd.[b]	34,500	18,995
China XLX Fertiliser Ltd.	25,000	7,762
First Resources Ltd.[b]	50,000	67,391
Golden Agri-Resources Ltd.	612,500	166,422
Indofood Agri Resources Ltd.	15,000	5,577
Japfa Ltd.	32,500	21,960
Wilmar International Ltd.	165,000	429,445

		717,552
SOUTH AFRICA — 0.49%
Astral Foods Ltd.	3,375	38,302
Oceana Group Ltd.	3,625	30,402

Security	Shares	Value
Tongaat Hulett Ltd.	9,250	$89,530

		158,234
SOUTH KOREA — 0.38%
Dongwon Industries Co. Ltd.	125	39,907
Easy Bio Inc.[a]	3,375	17,938
Farmsco	1,550	18,163
Harim Co. Ltd.	2,336	10,474
Namhae Chemical Corp.	2,650	21,280
Nong Woo Bio Co. Ltd.[a]	625	8,899
Sajo Industries Co. Ltd.[a]	125	7,981

		124,642
SPAIN — 0.00%
Pescanova SAa	414	—

		—
SWEDEN — 0.06%
Scandi Standard AB	3,600	21,085

		21,085
SWITZERLAND — 10.71%
Syngenta AG Registered	8,075	3,487,381

		3,487,381
TAIWAN — 0.31%
Charoen Pokphand Enterprise	21,000	33,014
Taiwan Fertilizer Co. Ltd.	50,000	69,165

		102,179
THAILAND — 0.78%
Charoen Pokphand Foods PCL NVDR	241,100	193,402
GFPT PCL NVDR	48,600	21,442
Khon Kaen Sugar Industry PCL NVDR	110,154	20,197
Thaifoods Group PCL NVDR[a]	100,000	17,476

		252,517
TURKEY — 0.03%
Gubre Fabrikalari TAS	6,600	8,988

		8,988
UNITED KINGDOM — 0.25%
Sirius Minerals PLC[a]	363,003	81,310

		81,310
UNITED STATES — 47.21%
AGCO Corp.	5,550	338,106
AgroFresh Solutions Inc.[a]	1,950	5,285
American Vanguard Corp.	2,675	42,131
Archer-Daniels-Midland Co.	50,575	2,375,508

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2017

Security	Shares	Value
Bunge Ltd.	12,075	$988,339
Cal-Maine Foods Inc.[b]	2,575	97,721
CF Industries Holdings Inc.	20,450	642,539
Darling Ingredients Inc.[a]	13,975	181,815
Deere & Co.	23,225	2,542,905
FMC Corp.	11,825	681,356
Fresh Del Monte Produce Inc.	2,900	167,823
Ingredion Inc.	6,250	755,562
Lindsay Corp.[b]	925	74,065
Monsanto Co.	38,200	4,348,306
Mosaic Co. (The)	29,100	907,629
Omega Protein Corp.	1,775	45,174
Sanderson Farms Inc.	1,775	168,696
Scotts Miracle-Gro Co. (The) Class A	4,200	380,646
Titan International Inc.	4,325	57,263
Toro Co. (The)	9,550	575,005

		15,375,874

TOTAL COMMON STOCKS
(Cost: $32,476,085)		31,427,252

INVESTMENT COMPANIES — 2.08%

INDIA — 2.08%
iShares India 50 ETF[e]	22,250	676,623

		676,623

TOTAL INVESTMENT COMPANIES
(Cost: $622,134)		676,623

PREFERRED STOCKS — 0.82%

CHILE — 0.82%
Sociedad Quimica y Minera de Chile SA Series B	8,550	268,624

		268,624

TOTAL PREFERRED STOCKS
(Cost: $230,746)		268,624

SHORT-TERM INVESTMENTS — 3.51%

MONEY MARKET FUNDS — 3.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[f,g,h]	1,085,805	1,086,240

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[f,g]	57,110	$57,110

		1,143,350

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,143,131)		1,143,350

TOTAL INVESTMENTS IN SECURITIES — 102.90%
(Cost: $34,472,096)[i]		33,515,849
Other Assets, Less Liabilities — (2.90)%		(943,876)

NET ASSETS — 100.00%		$32,571,973

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $34,720,940. Net unrealized depreciation was $1,205,091, of which $3,265,215 represented gross unrealized appreciation on securities and $4,470,306 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares India 50 ETF	18,711	5,165	(1,626)	22,250	$676,623	$654	$9,022

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$31,427,252	$—	$0	[a]	$31,427,252
Investment companies	676,623	—	—		676,623
Preferred stocks	268,624	—	—		268,624
Money market funds	1,143,350	—	—		1,143,350

Total	$33,515,849	$—	$0	[a]	$33,515,849

[a]	Rounds to less than $1.

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 98.20%

AUSTRALIA — 1.58%
AWE Ltd.[a,b]	8,911	$3,288
Beach Energy Ltd.	20,996	11,381
Karoon Gas Australia Ltd.[a,b]	4,978	6,353
Oil Search Ltd.	25,265	135,586
Santos Ltd.	28,557	83,433
Whitehaven Coal Ltd.[a]	10,621	23,600
Woodside Petroleum Ltd.	13,281	320,016

		583,657
AUSTRIA — 0.26%
OMV AG	2,546	97,556

		97,556
BRAZIL — 0.79%
Petroleo Brasileiro SAa	55,100	282,673
QGEP Participacoes SA	3,800	7,121

		289,794
CANADA — 8.43%
Advantage Oil & Gas Ltd.[a]	3,287	19,854
ARC Resources Ltd.	6,028	90,116
Baytex Energy Corp.[a,b]	3,650	13,311
Birchcliff Energy Ltd.[a,b]	2,546	13,764
Bonavista Energy Corp.	2,964	8,392
Bonterra Energy Corp.	532	9,600
Cameco Corp.	7,771	86,250
Canadian Natural Resources Ltd.	19,589	563,362
Cardinal Energy Ltd.	1,012	6,220
Cenovus Energy Inc.	15,124	191,840
Crescent Point Energy Corp.	8,873	97,878
Crew Energy Inc.[a]	3,363	13,864
Denison Mines Corp.[a,b]	5,111	3,319
Encana Corp.	16,834	187,094
Enerplus Corp.	3,990	35,307
Freehold Royalties Ltd.	970	9,968
Husky Energy Inc.[a]	6,973	83,184
Imperial Oil Ltd.	5,225	163,679
Kelt Exploration Ltd.[a]	2,401	10,859
MEG Energy Corp.[a,b]	2,926	15,685
NuVista Energy Ltd.[a]	2,774	12,294
Painted Pony Petroleum Ltd.[a]	1,843	9,560
Paramount Resources Ltd. Class Aa,b	1,292	17,003
Parex Resources Inc.[a]	1,900	22,695
Pengrowth Energy Corp.[a,b]	10,679	12,578
Penn West Petroleum Ltd.[a,b]	3,458	5,770

Security	Shares	Value
Peyto Exploration & Development Corp.	3,363	$69,015
PrairieSky Royalty Ltd.	3,819	89,560
Raging River Exploration Inc.[a]	3,667	24,891
Seven Generations Energy Ltd. Class Aa,b	4,416	82,055
Suncor Energy Inc.	29,032	906,394
Surge Energy Inc.	5,168	10,340
TORC Oil & Gas Ltd.	1,482	7,788
Tourmaline Oil Corp.[a]	3,895	86,461
Vermilion Energy Inc.	2,451	93,473
Whitecap Resources Inc.	4,199	34,462

		3,107,885
CHINA — 2.32%
China Coal Energy Co. Ltd. Class Ha	57,000	30,180
China Shenhua Energy Co. Ltd. Class H	57,000	119,251
CNOOC Ltd.	323,000	381,985
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	118
MIE Holdings Corp.[a]	32,000	2,968
PetroChina Co. Ltd. Class H	380,000	289,316
Yanzhou Coal Mining Co. Ltd. Class Hb	38,000	30,547

		854,365
COLOMBIA — 0.12%
Ecopetrol SAa	99,522	44,953

		44,953
FINLAND — 0.22%
Neste OYJ	2,299	80,323

		80,323
FRANCE — 5.34%
Esso SA Francaise[a]	247	10,944
Etablissements Maurel et Prom[a]	5,453	20,744
Total SA	38,741	1,936,869

		1,968,557
GREECE — 0.04%
Motor Oil Hellas Corinth Refineries SA	1,065	16,522

		16,522
HUNGARY — 0.14%
MOL Hungarian Oil & Gas PLC	760	52,233

		52,233

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2017

Security	Shares	Value
INDIA — 1.47%
Reliance Industries Ltd. GDR[b,c]	14,725	$543,353

		543,353
INDONESIA — 0.32%
Adaro Energy Tbk PT	362,900	46,124
Indo Tambangraya Megah Tbk PT	5,700	7,522
Sugih Energy Tbk PTa	618,000	3,939
Tambang Batubara Bukit Asam Persero Tbk PT	9,500	7,961
United Tractors Tbk PT	28,500	52,679

		118,225
ISRAEL — 0.14%
Jerusalem Oil Exploration[a]	76	4,054
Naphtha Israel Petroleum Corp. Ltd.[a]	1,160	8,234
Oil Refineries Ltd.	34,941	14,033
Paz Oil Co. Ltd.	152	24,585

		50,906
ITALY — 1.90%
Eni SpA	44,916	693,007
Saras SpA	4,074	7,446

		700,453
JAPAN — 1.42%
Cosmo Energy Holdings Co. Ltd.	1,900	32,724
Idemitsu Kosan Co. Ltd.	1,900	61,474
INPEX Corp.	19,000	189,516
Japan Petroleum Exploration Co. Ltd.	100	2,422
JX Holdings Inc.	41,800	199,912
Showa Shell Sekiyu KK	3,800	38,447

		524,495
NORWAY — 1.07%
Aker BP ASA	2,242	39,570
DNO ASA[a,b]	10,830	10,386
Statoil ASA	19,361	343,790

		393,746
POLAND — 0.45%
Grupa Lotos SAa	2,147	25,714
Lubelski Wegiel Bogdanka SAa	141	2,773
Polski Koncern Naftowy ORLEN SA	5,928	137,530

		166,017
PORTUGAL — 0.25%
Galp Energia SGPS SA	6,324	93,339

		93,339

Security	Shares	Value
RUSSIA — 2.48%
Lukoil PJSC	4,503	$237,918
Lukoil PJSC ADR	2,885	152,905
Novatek PJSC GDR[d]	1,584	205,128
Rosneft Oil Co. PJSC	9,280	52,866
Rosneft Oil Co. PJSC GDR	10,061	57,046
Surgutneftegas OJSC	55,100	27,448
Surgutneftegas OJSC ADR	6,080	30,643
Tatneft PJSC Class S	25,650	149,591

		913,545
SOUTH AFRICA — 0.08%
Exxaro Resources Ltd.	3,363	27,747

		27,747
SOUTH KOREA — 0.61%
S-Oil Corp.	912	69,685
SK Innovation Co. Ltd.	1,140	155,764

		225,449
SPAIN — 0.81%
Repsol SA	20,155	299,834

		299,834
SWEDEN — 0.22%
Lundin Petroleum ABa	3,971	81,569

		81,569
THAILAND — 0.44%
Bangchak Petroleum PCL (The) NVDR	9,500	9,390
Banpu PCL NVDR	24,700	13,869
Esso Thailand PCL NVDR[a]	41,800	13,532
IRPC PCL NVDR	218,500	31,048
PTT Exploration & Production PCL NVDR	22,831	60,830
Thai Oil PCL NVDR	15,200	32,768

		161,437
TURKEY — 0.17%
Tupras Turkiye Petrol Rafinerileri AS	2,717	63,776

		63,776
UNITED KINGDOM — 15.46%
Amerisur Resources PLC[a,b]	34,846	9,648
BP PLC	321,974	1,817,214
Cairn Energy PLC[a]	10,279	28,435
EnQuest PLC ADR[a,b]	32,145	19,301
Faroe Petroleum PLC[a]	15,675	20,042
Ophir Energy PLC[a]	21,014	23,992
Premier Oil PLC[a,b]	11,742	10,155

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2017

Security	Shares	Value
Royal Dutch Shell PLC Class A	74,559	$1,929,386
Royal Dutch Shell PLC Class B	64,505	1,744,669
SOCO International PLC	7,828	12,858
Stobart Group Ltd.	13,110	30,997
Tullow Oil PLC[a,b]	16,606	55,464

		5,702,161
UNITED STATES — 51.67%
Alon USA Energy Inc.	779	9,473
Anadarko Petroleum Corp.	9,785	632,600
Antero Resources Corp.[a]	2,736	65,609
Apache Corp.	6,707	352,721
Bill Barrett Corp.[a]	893	4,920
Cabot Oil & Gas Corp.	8,341	182,668
California Resources Corp.[a]	649	11,598
Callon Petroleum Co.[a]	2,470	31,171
Carrizo Oil & Gas Inc.[a,b]	1,026	33,396
Chesapeake Energy Corp.[a]	11,305	61,612
Chevron Corp.	32,604	3,667,950
Cimarex Energy Co.	1,748	219,759
Clayton Williams Energy Inc.[a]	95	12,858
Cobalt International Energy Inc.[a,b]	5,130	3,642
Concho Resources Inc.[a]	2,508	332,185
ConocoPhillips	21,717	1,033,078
CONSOL Energy Inc.	3,439	53,545
Continental Resources Inc./OKa,b	1,729	78,151
CVR Energy Inc.	684	15,677
Delek U.S. Holdings Inc.	1,159	27,897
Denbury Resources Inc.[a]	6,916	18,742
Devon Energy Corp.	8,322	360,842
Diamondback Energy Inc.[a]	1,444	145,642
Energen Corp.[a]	1,729	90,773
EOG Resources Inc.	10,127	982,218
EQT Corp.	3,116	186,617
Exxon Mobil Corp.	71,725	5,832,677
Gran Tierra Energy Inc.[a,b]	665	1,782
Gulfport Energy Corp.[a]	2,166	37,558
Hess Corp.	5,092	261,932
HollyFrontier Corp.	3,135	91,793
Kosmos Energy Ltd.[a]	1,843	11,316
Laredo Petroleum Inc.[a,b]	2,698	37,313
Marathon Oil Corp.	14,383	230,128
Marathon Petroleum Corp.	9,215	457,064
Matador Resources Co.[a]	1,235	29,726
Murphy Oil Corp.	3,173	89,764
Newfield Exploration Co.[a]	3,572	130,235
Noble Energy Inc.	7,733	281,559

Security	Shares	Value
Oasis Petroleum Inc.[a]	3,420	$48,427
Occidental Petroleum Corp.	13,167	863,097
Par Pacific Holdings Inc.[a]	647	9,446
Parsley Energy Inc. Class Aa	3,743	113,750
PBF Energy Inc.	1,710	41,878
PDC Energy Inc.[a]	1,045	70,632
Pioneer Natural Resources Co.	2,983	554,749
QEP Resources Inc.[a]	3,933	54,118
Range Resources Corp.	3,532	97,554
Resolute Energy Corp.[a]	152	7,076
RSP Permian Inc.[a]	1,824	72,030
Sanchez Energy Corp.[a]	705	8,108
SM Energy Co.	1,444	35,595
Southwestern Energy Co.[a,b]	8,417	63,212
Synergy Resources Corp.[a]	2,299	18,783
Tesoro Corp.	2,071	176,428
Valero Energy Corp.	7,999	543,532
Western Refining Inc.	1,387	50,653
Whiting Petroleum Corp.[a]	4,106	44,550
WPX Energy Inc.[a]	5,624	72,550

		19,054,359

TOTAL COMMON STOCKS
(Cost: $38,411,157)		36,216,256

PREFERRED STOCKS — 1.07%

BRAZIL — 0.88%
Petroleo Brasileiro SA	66,500	324,484

		324,484
RUSSIA — 0.19%
Surgutneftegas OJSC	125,400	68,412

		68,412

TOTAL PREFERRED STOCKS
(Cost: $278,499)		392,896

SHORT-TERM INVESTMENTS — 3.05%

MONEY MARKET FUNDS — 3.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	1,110,039	1,110,483
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	14,317	14,317

		1,124,800

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,124,624)		1,124,800

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 102.32%
(Cost: $39,814,280)[h]	$37,733,952
Other Assets, Less Liabilities — (2.32)%	(855,224)

NET ASSETS — 100.00%	$36,878,728

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $40,447,030. Net unrealized depreciation was $2,713,078, of which $1,968,527 represented gross unrealized appreciation on securities and $4,681,605 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$36,212,317	$—	$3,939	$36,216,256
Preferred stocks	392,896	—	—	392,896
Money market funds	1,124,800	—	—	1,124,800

Total	$37,730,013	$—	$3,939	$37,733,952

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AUSTRALIA — 10.66%
Newcrest Mining Ltd.	721,548	$12,282,433
St. Barbara Ltd.[a,b]	1,055,547	2,061,355
Westgold Resources Ltd.[b]	601,285	1,123,384

		15,467,172
CANADA — 55.21%
Agnico Eagle Mines Ltd.	153,433	6,470,031
Alacer Gold Corp.[b]	756,687	1,451,157
Asanko Gold Inc.[b]	309,583	829,793
Barrick Gold Corp.	1,207,706	22,349,559
Centerra Gold Inc.	408,251	1,975,831
China Gold International Resources Corp. Ltd.[a,b]	655,168	1,335,614
Eldorado Gold Corp.[b]	1,120,053	3,433,437
Endeavour Mining Corp.[a,b]	85,874	1,607,321
Goldcorp Inc.	824,750	13,108,073
Guyana Goldfields Inc.[b]	236,049	1,206,578
IAMGOLD Corp.[a,b]	737,989	2,919,750
Kinross Gold Corp.[b]	1,676,148	5,922,740
Kirkland Lake Gold Ltd.[b]	328,311	2,354,905
New Gold Inc.[b]	807,305	2,334,537
Primero Mining Corp.[a,b]	933,868	599,334
Richmont Mines Inc.[a,b]	188,262	1,472,607
SEMAFO Inc.[b]	622,314	1,912,355
Silver Standard Resources Inc.[b]	157,843	1,754,275
Tahoe Resources Inc.	384,842	3,271,789
Yamana Gold Inc.	1,360,477	3,769,829

		80,079,515
PERU — 2.49%
Cia. de Minas Buenaventura SAA ADR	293,088	3,604,982

		3,604,982
SOUTH AFRICA — 9.23%
AngloGold Ashanti Ltd.[b]	487,993	5,432,466
Gold Fields Ltd.	1,187,580	3,654,442
Harmony Gold Mining Co. Ltd.	779,841	1,901,906
Sibanye Gold Ltd.	1,194,296	2,402,288

		13,391,102
TURKEY — 0.76%
Koza Altin Isletmeleri ASb	212,517	1,103,125

		1,103,125

Security	Shares	Value
UNITED KINGDOM — 7.48%
Acacia Mining PLC	27,388	$182,677
Centamin PLC	1,753,024	3,813,198
Randgold Resources Ltd.	73,301	6,850,305

		10,846,180
UNITED STATES — 13.98%
McEwen Mining Inc.	548,609	1,881,729
Newmont Mining Corp.	537,275	18,396,296

		20,278,025

TOTAL COMMON STOCKS
(Cost: $168,746,695)		144,770,101

SHORT-TERM INVESTMENTS — 2.48%

MONEY MARKET FUNDS — 2.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	3,577,230	3,578,661
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	20,671	20,671

		3,599,332

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,598,136)		3,599,332

TOTAL INVESTMENTS IN SECURITIES — 102.29%
(Cost: $172,344,831)[f]		148,369,433
Other Assets, Less Liabilities — (2.29)%		(3,315,717)

NET ASSETS — 100.00%		$145,053,716

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $192,579,183. Net unrealized depreciation was $44,209,750, of which $4,638,168 represented gross unrealized appreciation on securities and $48,847,918 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$144,770,101	$—	$—	$144,770,101
Money market funds	3,599,332	—	—	3,599,332

Total	$148,369,433	$—	$—	$148,369,433

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 95.71%

AUSTRALIA — 17.37%
Alumina Ltd.	1,162,862	$1,649,552
Arrium Ltd.[a,b]	727,228	6
BHP Billiton Ltd.	1,520,331	29,222,658
BlueScope Steel Ltd.	272,968	2,564,629
Fortescue Metals Group Ltd.	735,090	3,747,103
Galaxy Resources Ltd.[a,b]	795,775	305,916
Iluka Resources Ltd.	201,062	1,048,096
Independence Group NL	235,412	660,637
Jacana Minerals Ltd.[a,b]	6,808	—
Mineral Resources Ltd.	63,891	549,191
Orocobre Ltd.[b]	92,516	219,083
OZ Minerals Ltd.	139,003	993,914
Pilbara Minerals Ltd.[b]	484,106	169,353
Rio Tinto Ltd.	202,894	9,670,132
Sandfire Resources NL	70,990	351,499
Sims Metal Management Ltd.	82,211	797,684
South32 Ltd.	2,537,320	4,857,537
Syrah Resources Ltd.[a,b]	116,332	261,170
Western Areas Ltd.[a,b]	114,500	208,639

		57,276,799
AUSTRIA — 0.68%
Voestalpine AG	53,128	2,242,627

		2,242,627
BELGIUM — 0.31%
Bekaert SA	18,778	833,557
Nyrstar NVa,b	33,215	204,707

		1,038,264
BRAZIL — 2.27%
Cia. Siderurgica Nacional SAb	305,100	1,174,895
Vale SA	600,500	6,315,770

		7,490,665
CANADA — 4.88%
Altius Minerals Corp.	21,068	208,381
Canam Group Inc.	18,320	90,462
Dominion Diamond Corp.	43,052	365,038
First Quantum Minerals Ltd.[a]	325,638	3,397,876
HudBay Minerals Inc.	110,607	859,335
Imperial Metals Corp.[a,b]	24,274	116,747
Ivanhoe Mines Ltd. Class Aa,b	303,425	882,016
Labrador Iron Ore Royalty Corp.	27,480	394,839
Lucara Diamond Corp.	161,674	330,806
Lundin Mining Corp.[b]	308,234	1,859,481

Security	Shares	Value
Major Drilling Group International Inc.[b]	43,052	$247,042
Nevsun Resources Ltd.	90,963	229,391
Stornoway Diamond Corp.[b]	255,106	167,573
Teck Resources Ltd. Class B	269,533	5,403,074
Turquoise Hill Resources Ltd.[b]	485,022	1,527,081

		16,079,142
CHILE — 0.12%
CAP SA	34,854	398,421

		398,421
CHINA — 1.02%
Aluminum Corp. of China Ltd. Class Ha,b	1,832,000	913,351
China Daye Non-Ferrous Metals Mining Ltd.[b]	3,206,000	57,822
China Metal Recycling Holdings Ltd.[b]	132,000	—
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	91,074	94,171
Jiangxi Copper Co. Ltd. Class H	737,000	1,241,871
MMG Ltd.[a,b]	922,000	363,457
North Mining Shares Co. Ltd.[b]	6,870,000	148,685
Shougang Concord International Enterprises Co. Ltd.[b]	4,580,000	162,256
Shougang Fushan Resources Group Ltd.	1,374,000	306,220
Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	458,000	66,082

		3,353,915
EGYPT — 0.01%
Ezz Steel[b]	44,480	44,705

		44,705
FINLAND — 0.52%
Outokumpu OYJ[a,b]	136,030	1,350,777
Outotec OYJ[a,b]	63,593	358,818

		1,709,595
FRANCE — 2.71%
APERAM SA	22,057	1,125,247
ArcelorMittal[b]	868,369	7,667,876
Eramet[b]	2,519	136,779

		8,929,902
GERMANY — 1.81%
Aurubis AG	17,175	993,721
Salzgitter AG	18,320	671,800
ThyssenKrupp AG	171,292	4,294,641

		5,960,162

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2017

Security	Shares	Value
INDIA — 0.83%
Tata Steel Ltd. GDR[a,c]	376,705	$2,723,577

		2,723,577
INDONESIA — 0.14%
Aneka Tambang Persero Tbk PTb	4,488,438	250,742
Krakatau Steel Persero Tbk PTb	1,763,453	90,579
Timah Persero Tbk PT	1,769,367	131,349

		472,670
JAPAN — 9.34%
Asahi Holdings Inc.	4,900	85,137
Daido Steel Co. Ltd.	58,000	286,151
Dowa Holdings Co. Ltd.	71,000	578,103
Hitachi Metals Ltd.	91,600	1,309,916
JFE Holdings Inc.	255,200	4,846,941
Kobe Steel Ltd.[b]	183,200	1,786,399
Maruichi Steel Tube Ltd.	33,400	1,061,241
Mitsubishi Materials Corp.	47,300	1,576,878
Mitsui Mining & Smelting Co. Ltd.	459,000	1,522,000
Nakayama Steel Works Ltd.[b]	45,800	323,386
Neturen Co. Ltd.	45,800	369,642
Nippon Denko Co. Ltd.	137,400	392,975
Nippon Light Metal Holdings Co. Ltd.	366,400	903,842
Nippon Steel & Sumitomo Metal Corp.	389,740	9,626,371
Nisshin Steel Co. Ltd.[a]	45,800	653,730
OSAKA Titanium Technologies Co. Ltd.[a,b]	1,800	29,135
Sumitomo Metal Mining Co. Ltd.	229,000	3,194,968
Toho Titanium Co. Ltd.[a]	45,800	386,425
Tokyo Steel Manufacturing Co. Ltd.	68,700	596,831
Topy Industries Ltd.	4,400	124,074
Toyo Kohan Co. Ltd.	91,600	379,876
UACJ Corp.	43,386	119,822
Yamato Kogyo Co. Ltd.	22,900	652,912

		30,806,755
MALAYSIA — 0.11%
Press Metal Bhd	641,200	358,148

		358,148
MEXICO — 1.90%
Grupo Mexico SAB de CV Series B	1,832,000	5,584,128
Industrias CH SAB de CV Series Bb	68,700	440,699
Minera Frisco SAB de CV Series A1[b]	343,500	240,709

		6,265,536

Security	Shares	Value
NETHERLANDS — 0.05%
AMG Advanced Metallurgical Group NV	7,328	$156,981

		156,981
NORWAY — 1.12%
Norsk Hydro ASA	648,757	3,684,959

		3,684,959
PERU — 0.47%
Southern Copper Corp.	42,136	1,544,706

		1,544,706
PHILIPPINES — 0.03%
Nickel Asia Corp.	650,200	88,049

		88,049
POLAND — 0.84%
Boryszew SAb	91,371	269,589
Jastrzebska Spolka Weglowa SAb	24,613	422,507
KGHM Polska Miedz SA	65,494	2,080,787

		2,772,883
RUSSIA — 2.31%
Alrosa PJSC	1,190,800	1,884,943
Mechel PJSC[b]	32,610	158,811
MMC Norilsk Nickel PJSC	26,106	4,143,990
Severstal PJSC	100,760	1,440,629

		7,628,373
SINGAPORE — 0.04%
Midas Holdings Ltd.[a,b]	646,000	120,096

		120,096
SOUTH AFRICA — 0.95%
African Rainbow Minerals Ltd.	51,296	398,054
Anglo American Platinum Ltd.[a,b]	26,106	605,747
Assore Ltd.	16,946	351,357
Impala Platinum Holdings Ltd.[b]	298,616	1,005,432
Northam Platinum Ltd.[b]	162,361	673,029
Royal Bafokeng Platinum Ltd.[b]	38,014	101,690

		3,135,309
SOUTH KOREA — 4.12%
Dongkuk Steel Mill Co. Ltd.	27,550	306,991
Hyundai Steel Co.	37,556	2,075,834
Jenax Inc.[b]	6,412	118,515
KISCO Corp.	2,296	76,449
KISWIRE Ltd.[b]	2,839	103,065
Korea Zinc Co. Ltd.[b]	4,122	1,518,296
Poongsan Corp.	11,908	431,247

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2017

Security	Shares	Value
Poongsan Holdings Corp.	3,206	$137,653
POSCO	34,121	8,554,768
Seah Besteel Corp.	5,954	137,167
SeAH Steel Corp.[b]	1,401	138,768

		13,598,753
SPAIN — 0.37%
Acerinox SA	75,684	1,078,859
Tubacex SA	46,716	149,914

		1,228,773
SWEDEN — 1.70%
Boliden AB	132,133	4,043,398
Granges AB	39,159	357,621
SSAB AB Class Aa,b	107,661	427,118
SSAB AB Class Bb	231,678	768,895

		5,597,032
SWITZERLAND — 0.06%
Schmolz + Bickenbach AG Registered[a,b]	262,434	204,402

		204,402
TAIWAN — 2.00%
China Metal Products	458,011	480,767
China Steel Corp.	5,954,612	5,000,374
Feng Hsin Steel Co. Ltd.	458,000	773,682
TA Chen Stainless Pipe	33,559	19,552
Ton Yi Industrial Corp.	70,000	34,973
Tung Ho Steel Enterprise Corp.	75,000	58,099
Yieh Phui Enterprise Co. Ltd.[b]	458,440	211,885

		6,579,332
THAILAND — 0.02%
STP & I PCL NVDR[a]	281,960	75,931

		75,931
TURKEY — 0.39%
Borusan Mannesmann Boru Sanayi ve Ticaret ASa	32,747	90,091
Eregli Demir ve Celik Fabrikalari TAS	654,482	1,071,679
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	336,882	113,297

		1,275,067
UNITED KINGDOM — 24.60%
Anglo American PLC[b]	664,100	10,499,490
Antofagasta PLC	187,551	1,895,115
BHP Billiton PLC	999,127	16,131,997
Evraz PLC[b]	161,448	462,887

Security	Shares	Value
Ferrexpo PLC[b]	68,471	$136,414
Glencore PLC[b]	5,792,555	23,214,190
KAZ Minerals PLC[b]	116,790	765,908
Lonmin PLC[b]	134,194	202,477
Petra Diamonds Ltd.[b]	258,999	442,516
Rio Tinto PLC	586,927	24,080,367
Vedanta Ltd. ADR	188,520	2,897,552
Vedanta Resources PLC	37,098	397,479

		81,126,392
UNITED STATES — 12.62%
AK Steel Holding Corp.[b]	143,354	1,194,139
Alcoa Corp.	65,725	2,273,428
Allegheny Technologies Inc.	49,922	959,002
Carpenter Technology Corp.	21,755	882,383
Century Aluminum Co.[b]	24,503	345,125
Cliffs Natural Resources Inc.[b]	126,408	1,347,509
Commercial Metals Co.	54,502	1,151,627
Compass Minerals International Inc.	16,946	1,284,507
Freeport-McMoRan Inc.[b]	604,331	8,098,035
Haynes International Inc.	5,954	232,563
Kaiser Aluminum Corp.	7,796	614,559
Materion Corp.	12,137	422,974
Nucor Corp.	151,598	9,485,487
Reliance Steel & Aluminum Co.	34,350	2,907,728
Schnitzer Steel Industries Inc. Class A	11,908	283,410
Steel Dynamics Inc.	115,874	4,240,988
Stillwater Mining Co.[b]	59,998	1,023,566
SunCoke Energy Inc.[b]	27,480	267,930
TimkenSteel Corp.[b]	16,259	340,138
U.S. Steel Corp.	79,921	3,094,541
Worthington Industries Inc.	23,358	1,145,710

		41,595,349

TOTAL COMMON STOCKS
(Cost: $283,324,830)		315,563,270

PREFERRED STOCKS — 3.83%

BRAZIL — 3.83%
Bradespar SA	91,600	690,460
Gerdau SA	435,100	1,811,168
Metalurgica Gerdau SA	274,800	517,624
Usinas Siderurgicas de Minas Gerais SA Class A	206,100	326,606
Vale SA	916,000	9,277,776

		12,623,634

TOTAL PREFERRED STOCKS
(Cost: $5,928,229)		12,623,634

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.44%

MONEY MARKET FUNDS — 2.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	7,116,262	$7,119,108
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	937,129	937,129

		8,056,237

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,054,217)		8,056,237

TOTAL INVESTMENTS IN SECURITIES — 101.98%
(Cost: $297,307,276)[g]		336,243,141
Other Assets, Less Liabilities — (1.98)%		(6,533,276)

NET ASSETS — 100.00%		$329,709,865

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $308,361,766. Net unrealized appreciation was $27,881,375, of which $47,571,395 represented gross unrealized appreciation on securities and $19,690,020 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$315,563,264	$—	$6	$315,563,270
Preferred stocks	12,623,634	—	—	12,623,634
Money market funds	8,056,237	—	—	8,056,237

Total	$336,243,135	$—	$6	$336,243,141

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 100.07%

CANADA — 62.87%
Alexco Resource Corp.[a,b]	354,015	$580,024
Americas Silver Corp.[a,b]	176,319	549,811
Dalradian Resources Inc.[a,b]	751,219	697,648
Dundee Precious Metals Inc.[a,b]	301,938	686,197
Endeavour Silver Corp.[a]	293,412	1,273,826
Excellon Resources Inc.[a,b]	380,273	445,032
First Majestic Silver Corp.[a,b]	292,472	2,658,736
Fortuna Silver Mines Inc.[a]	327,898	1,864,224
GoGold Resources Inc.[a,b]	586,039	380,530
Great Panther Silver Ltd.[a,b]	455,901	836,452
Klondex Mines Ltd.[a]	275,720	1,467,648
Levon Resources Ltd.[a]	1,317,618	387,988
MAG Silver Corp.[a,b]	146,236	2,108,881
Mandalay Resources Corp.	947,635	472,226
Minco Silver Corp.[a,b]	426,129	402,175
Pan American Silver Corp.	160,330	2,873,823
Primero Mining Corp.[a,b]	517,568	332,163
Silver Standard Resources Inc.[a]	234,850	2,610,134
Silver Wheaton Corp.	715,978	13,984,938
Silvercorp Metals Inc.[b]	379,608	1,467,472
Tahoe Resources Inc.	454,136	3,860,902

		39,940,830
CHINA — 0.64%
China Silver Group Ltd.[b]	2,034,000	403,527

		403,527
MEXICO — 7.85%
Industrias Penoles SAB de CV	208,983	4,989,397

		4,989,397
PERU — 4.54%
Cia. de Minas Buenaventura SAA ADR	234,241	2,881,164

		2,881,164
UNITED KINGDOM — 12.67%
Fresnillo PLC	338,812	6,265,239
Hochschild Mining PLC	538,902	1,785,163

		8,050,402
UNITED STATES — 11.50%
Coeur Mining Inc.[a]	308,812	2,652,695
Hecla Mining Co.	478,108	2,667,843
McEwen Mining Inc.	471,082	1,615,811
Solitario Exploration & Royalty Corp.[a]	503,531	367,578

		7,303,927

TOTAL COMMON STOCKS
(Cost: $63,116,852)		63,569,247

Security	Shares	Value
SHORT-TERM INVESTMENTS — 13.19%

MONEY MARKET FUNDS — 13.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	8,344,236	$8,347,574
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	33,211	33,211

		8,380,785

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,378,131)		8,380,785

TOTAL INVESTMENTS IN SECURITIES — 113.26%
(Cost: $71,494,983)[f]		71,950,032
Other Assets, Less Liabilities — (13.26)%		(8,425,153)

NET ASSETS — 100.00%		$63,524,879

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $75,694,205. Net unrealized depreciation was $3,744,173, of which $7,085,417 represented gross unrealized appreciation on securities and $10,829,590 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$63,569,247	$—	$—	$63,569,247
Money market funds	8,380,785	—	—	8,380,785

Total	$71,950,032	$—	$—	$71,950,032

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF

ASSETS
Investments, at cost:
Unaffiliated	$32,706,831	$38,689,656	$168,746,695
Affiliated (Note 2)	1,765,265	1,124,624	3,598,136

Total cost of investments	$34,472,096	$39,814,280	$172,344,831

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$31,695,876	$36,609,152	$144,770,101
Affiliated (Note 2)	1,819,973	1,124,800	3,599,332

Total fair value of investments	33,515,849	37,733,952	148,369,433
Foreign currency, at value[b]	33,670	48,745	63,242
Receivables:
Investment securities sold	—	—	2,867,430
Dividends and interest	61,238	216,825	49,995
Tax reclaims	56,529	735	—

Total Assets	33,667,286	38,000,257	151,350,100

LIABILITIES
Payables:
Investment securities purchased	—	—	2,672,531
Collateral for securities on loan (Note 1)	1,086,033	1,110,327	3,577,101
Investment advisory fees (Note 2)	9,280	11,202	46,752

Total Liabilities	1,095,313	1,121,529	6,296,384

NET ASSETS	$32,571,973	$36,878,728	$145,053,716

Net assets consist of:
Paid-in capital	$35,753,683	$40,248,786	$212,239,644
Undistributed (distributions in excess of) net investment income	40,421	197,390	(1,519,032)
Accumulated net realized loss	(2,261,785)	(1,488,241)	(41,691,154)
Net unrealized depreciation	(960,346)	(2,079,207)	(23,975,742)

NET ASSETS	$32,571,973	$36,878,728	$145,053,716

Shares outstanding[c]	1,250,000	1,900,000	7,650,000 [d]

Net asset value per share	$26.06	$19.41	$18.96 [d]

[a]	Securities on loan with values of $1,033,030, $1,056,597 and $3,402,492, respectively. See Note 1.
[b]	Cost of foreign currency: $33,581, $48,049 and $63,597, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Global Metals & Mining Producers ETF		iShares MSCI Global Silver Miners ETF

ASSETS
Investments, at cost:
Unaffiliated	$289,253,059		$63,116,852
Affiliated (Note 2)	8,054,217		8,378,131

Total cost of investments	$297,307,276		$71,494,983

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$328,186,904		$63,569,247
Affiliated (Note 2)	8,056,237		8,380,785

Total fair value of investments	336,243,141		71,950,032
Foreign currency, at value[b]	303,127		49,582
Receivables:
Investment securities sold	—		1,873,619
Due from custodian (Note 4)	1,305,935		—
Dividends and interest	1,206,891		31,575
Capital shares sold	942,732		—
Tax reclaims	16,211		—

Total Assets	340,018,037		73,904,808

LIABILITIES
Payables:
Investment securities purchased	3,093,939		2,014,544
Collateral for securities on loan (Note 1)	7,115,704		8,344,715
Due to custodian	4,581		—
Investment advisory fees (Note 2)	93,948		20,670

Total Liabilities	10,308,172		10,379,929

NET ASSETS	$329,709,865		$63,524,879

Net assets consist of:
Paid-in capital	$305,627,023		$68,516,194
Undistributed (distributions in excess of) net investment income	276,497		(1,070,081)
Accumulated net realized loss	(15,133,232)		(4,376,555)
Net unrealized appreciation	38,939,577		455,321

NET ASSETS	$329,709,865		$63,524,879

Shares outstanding[c]	11,450,000	[d]	5,400,000

Net asset value per share	$28.80	[d]	$11.76

[a]	Securities on loan with values of $6,253,259 and $7,896,979, respectively. See Note 1.
[b]	Cost of foreign currency: $302,595 and $49,291, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$251,475	$592,259	$749,029
Dividends — affiliated (Note 2)	717	76	310
Securities lending income — affiliated — net (Note 2)	12,881	4,972	52,818

Total investment income	265,073	597,307	802,157

EXPENSES
Investment advisory fees (Note 2)	56,056	72,446	435,384

Total expenses	56,056	72,446	435,384
Less investment advisory fees waived (Note 2)	(2,563)	—	—

Net expenses	53,493	72,446	435,384

Net investment income	211,580	524,861	366,773

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(271,496)	(163,717)	(15,318,489)
Investments — affiliated (Note 2)	(13)	(20)	364
In-kind redemptions — unaffiliated	196,720	348,831	8,156,712
In-kind redemptions — affiliated (Note 2)	9,022	—	—
Foreign currency transactions	(736)	(3,355)	46,785
Realized gain distributions from affiliated funds	3	8	6

Net realized gain (loss)	(66,500)	181,747	(7,114,622)

Net change in unrealized appreciation/depreciation on:
Investments	2,228,057	1,111,569	(36,788,418)
Translation of assets and liabilities in foreign currencies	(193)	1,453	8,858

Net change in unrealized appreciation/depreciation	2,227,864	1,113,022	(36,779,560)

Net realized and unrealized gain (loss)	2,161,364	1,294,769	(43,894,182)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,372,944	$1,819,630	$(43,527,409)

[a]	Net of foreign withholding tax of $10,039, $19,445 and $82,192, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Global Metals & Mining Producers ETF	iShares MSCI Global Silver Miners ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,299,678	$140,686
Dividends — affiliated (Note 2)	495	78
Securities lending income — affiliated — net (Note 2)	67,915	132,468

Total investment income	2,368,088	273,232

EXPENSES
Investment advisory fees (Note 2)	513,284	142,349

Total expenses	513,284	142,349

Net investment income	1,854,804	130,883

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,801,689)	(1,648,800)
Investments — affiliated (Note 2)	1,384	205
In-kind redemptions — unaffiliated	14,051,770	4,512,152
Foreign currency transactions	(12,227)	(4,739)
Realized gain distributions from affiliated funds	4	2

Net realized gain	10,239,242	2,858,820

Net change in unrealized appreciation/depreciation on:
Investments	57,829,802	(14,003,636)
Translation of assets and liabilities in foreign currencies	5,446	611

Net change in unrealized appreciation/depreciation	57,835,248	(14,003,025)

Net realized and unrealized gain (loss)	68,074,490	(11,144,205)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,929,294	$(11,013,322)

[a]	Net of foreign withholding tax of $86,689 and $18,835, respectively.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Global Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$211,580	$611,355	$524,861	$1,064,512
Net realized gain (loss)	(66,500)	(965,789)	181,747	(1,072,422)
Net change in unrealized appreciation/depreciation	2,227,864	1,179,886	1,113,022	3,444,630

Net increase in net assets resulting from operations	2,372,944	825,452	1,819,630	3,436,720

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(286,728)	(596,259)	(553,711)	(1,004,806)

Total distributions to shareholders	(286,728)	(596,259)	(553,711)	(1,004,806)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,944,849	1,137,540	307	10,268,692
Cost of shares redeemed	(2,409,972)	(1,055,827)	(1,827,523)	—

Net increase (decrease) in net assets from capital share transactions	2,534,877	81,713	(1,827,216)	10,268,692

INCREASE (DECREASE) IN NET ASSETS	4,621,093	310,906	(561,297)	12,700,606

NET ASSETS
Beginning of period	27,950,880	27,639,974	37,440,025	24,739,419

End of period	$32,571,973	$27,950,880	$36,878,728	$37,440,025

Undistributed net investment income included in net assets at end of period	$40,421	$115,569	$197,390	$226,240

SHARES ISSUED AND REDEEMED
Shares sold	200,000	50,000	—	600,000
Shares redeemed	(100,000)	(50,000)	(100,000)	—

Net increase (decrease) in shares outstanding	100,000	—	(100,000)	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF
	Six months ended February 28, 2017 (Unaudited)[a]	Year ended August 31, 2016[a]	Six months ended February 28, 2017 (Unaudited)[a]	Year ended August 31, 2016[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$366,773	$64,262	$1,854,804	$2,544,584
Net realized gain (loss)	(7,114,622)	(7,802,775)	10,239,242	(5,727,606)
Net change in unrealized appreciation/depreciation	(36,779,560)	43,607,604	57,835,248	18,667,008

Net increase (decrease) in net assets resulting from operations	(43,527,409)	35,869,091	69,929,294	15,483,986

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,878,891)	(300,013)	(2,219,064)	(2,206,034)

Total distributions to shareholders	(1,878,891)	(300,013)	(2,219,064)	(2,206,034)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	53,002,820	191,934,458	97,207,161	159,613,046
Cost of shares redeemed	(128,651,183)	(7,321,308)	(58,389,378)	(18,927,748)

Net increase (decrease) in net assets from capital share transactions	(75,648,363)	184,613,150	38,817,783	140,685,298

INCREASE (DECREASE) IN NET ASSETS	(121,054,663)	220,182,228	106,528,013	153,963,250

NET ASSETS
Beginning of period	266,108,379	45,926,151	223,181,852	69,218,602

End of period	$145,053,716	$266,108,379	$329,709,865	$223,181,852

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,519,032)	$(6,914)	$276,497	$640,757

SHARES ISSUED AND REDEEMED
Shares sold	2,600,000	8,775,000	4,500,000	8,050,000
Shares redeemed	(7,500,000)	(350,000)	(3,350,000)	(1,000,000)

Net increase (decrease) in shares outstanding	(4,900,000)	8,425,000	1,150,000	7,050,000

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Silver Miners ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$130,883	$155,283
Net realized gain (loss)	2,858,820	(1,145,451)
Net change in unrealized appreciation/depreciation	(14,003,025)	20,735,242

Net increase (decrease) in net assets resulting from operations	(11,013,322)	19,745,074

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,239,904)	(80,025)

Total distributions to shareholders	(1,239,904)	(80,025)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	58,622,345
Cost of shares redeemed	(11,299,932)	(3,488,063)

Net increase (decrease) in net assets from capital share transactions	(11,299,932)	55,134,282

INCREASE (DECREASE) IN NET ASSETS	(23,553,158)	74,799,331

NET ASSETS
Beginning of period	87,078,037	12,278,706

End of period	$63,524,879	$87,078,037

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,070,081)	$38,940

SHARES ISSUED AND REDEEMED
Shares sold	—	4,700,000
Shares redeemed	(1,000,000)	(300,000)

Net increase (decrease) in shares outstanding	(1,000,000)	4,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Agriculture Producers ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$24.31	$24.03	$27.29	$24.63	$24.91	$24.88

Income from investment operations:
Net investment income[b]	0.18	0.54	0.50	0.58	0.50	0.28
Net realized and unrealized gain (loss)[c]	1.80	0.27	(3.21)	2.63	(0.46)	(0.05)

Total from investment operations	1.98	0.81	(2.71)	3.21	0.04	0.23

Less distributions from:
Net investment income	(0.23)	(0.53)	(0.55)	(0.55)	(0.32)	(0.20)

Total distributions	(0.23)	(0.53)	(0.55)	(0.55)	(0.32)	(0.20)

Net asset value, end of period	$26.06	$24.31	$24.03	$27.29	$24.63	$24.91

Total return	8.19%[d]	3.55%	(10.11)%	13.05%	0.10%	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,572	$27,951	$27,640	$46,395	$35,716	$9,965
Ratio of expenses to average net assets[e]	0.37%	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of expenses to average net assets prior to waived fees[e]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	1.47%	2.38%	1.87%	2.17%	1.87%	1.93%
Portfolio turnover rate[f]	2%[d]	7%	10%	14%	6%	6%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 2%, 7%,10%, 13%, 6% and 6%, respectively. See Note 4.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$18.72	$17.67	$28.06	$24.06	$23.51	$24.79

Income from investment operations:
Net investment income[b]	0.28	0.59	0.68	0.68	0.63	0.43
Net realized and unrealized gain (loss)[c]	0.70	1.00	(10.61)	3.96	0.55	(1.39)

Total from investment operations	0.98	1.59	(9.93)	4.64	1.18	(0.96)

Less distributions from:
Net investment income	(0.29)	(0.54)	(0.46)	(0.64)	(0.63)	(0.32)

Total distributions	(0.29)	(0.54)	(0.46)	(0.64)	(0.63)	(0.32)

Net asset value, end of period	$19.41	$18.72	$17.67	$28.06	$24.06	$23.51

Total return	5.16%[d]	9.31%	(35.63)%	19.44%	5.10%	(3.77)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$36,879	$37,440	$24,739	$8,419	$4,811	$4,701
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	2.83%	3.36%	3.23%	2.57%	2.61%	3.16%
Portfolio turnover rate[f]	1%[d]	6%	4%	8%	6%	5%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 1%, 6%, 4%, 8%, 6% and 5%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF
	Six months ended Feb. 28, 2017 (Unaudited)[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]	Period from Jan. 31, 2012[b] to Aug. 31, 2012[a]
Net asset value, beginning of period	$21.20	$11.13	$22.53	$23.20	$40.11	$50.00

Income from investment operations:
Net investment income[c]	0.03	0.02	0.14	0.16	0.42	0.30
Net realized and unrealized gain (loss)[d]	(2.04)	10.11	(11.42)	(0.67)	(16.95)	(10.02)

Total from investment operations	(2.01)	10.13	(11.28)	(0.51)	(16.53)	(9.72)

Less distributions from:
Net investment income	(0.23)	(0.06)	(0.12)	(0.16)	(0.38)	(0.17)

Total distributions	(0.23)	(0.06)	(0.12)	(0.16)	(0.38)	(0.17)

Net asset value, end of period	$18.96	$21.20	$11.13	$22.53	$23.20	$40.11

Total return	(9.26)%[e]	91.17%	(50.16)%	(2.01)%	(41.28)%	(19.45)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$145,054	$266,108	$45,926	$70,976	$38,285	$32,084
Ratio of expenses to average net assets[f]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[f]	0.33%	0.06%	0.88%	0.81%	1.37%	1.25%
Portfolio turnover rate[g]	15%[e]	30%	20%	22%	19%	11%[e]

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF
	Six months ended Feb. 28, 2017 (Unaudited)[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]	Period from Jan. 31, 2012[b] to Aug. 31, 2012[a]
Net asset value, beginning of period	$21.67	$21.30	$40.37	$36.23	$38.01	$49.52

Income from investment operations:
Net investment income[c]	0.18	0.42	1.62	1.00	1.00	0.74
Net realized and unrealized gain (loss)[d]	7.17	0.41	(17.91)	4.44	(2.01)	(11.99)

Total from investment operations	7.35	0.83	(16.29)	5.44	(1.01)	(11.25)

Less distributions from:
Net investment income	(0.22)	(0.46)	(2.78)	(1.30)	(0.77)	(0.26)

Total distributions	(0.22)	(0.46)	(2.78)	(1.30)	(0.77)	(0.26)

Net asset value, end of period	$28.80	$21.67	$21.30	$40.37	$36.23	$38.01

Total return	34.06%[e]	4.52%	(41.94)%	15.32%	(2.68)%	(22.76)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$329,710	$223,182	$69,219	$183,699	$222,808	$123,524
Ratio of expenses to average net assets[f]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of expenses to average net assets prior to waived fees[f]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[f]	1.41%	2.16%	5.18%	2.53%	2.51%	2.98%
Portfolio turnover rate[g]	5%[e]	8%	17%	18%	11%	1%[e]

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 3%, 6%, 10%, 15%, 7% and 1% respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Silver Miners ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$13.61	$6.14	$12.70	$13.92	$20.94	$24.87

Income from investment operations:
Net investment income[b]	0.02	0.05	0.05	0.08	0.16	0.11
Net realized and unrealized gain (loss)[c]	(1.64)	7.44	(6.42)	(1.15)	(6.90)	(3.90)

Total from investment operations	(1.62)	7.49	(6.37)	(1.07)	(6.74)	(3.79)

Less distributions from:
Net investment income	(0.23)	(0.02)	(0.19)	(0.15)	(0.28)	(0.14)

Total distributions	(0.23)	(0.02)	(0.19)	(0.15)	(0.28)	(0.14)

Net asset value, end of period	$11.76	$13.61	$6.14	$12.70	$13.92	$20.94

Total return	(11.58)%[d]	122.11%	(50.51)%	(7.48)%	(32.49)%	(15.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$63,525	$87,078	$12,279	$13,975	$6,959	$2,094
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	0.36%	0.47%	0.57%	0.63%	1.03%	0.86%
Portfolio turnover rate[f]	7%[d]	27%	31%	22%	13%	9%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Global Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver Miners	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Global Agriculture Producers
Barclays Capital Inc.	$40,720	$40,720	$—
Credit Suisse Securities (USA) LLC	85,352	85,352	—
Goldman Sachs & Co.	504,895	504,895	—
JPMorgan Securities LLC	31,081	31,081	—
Merrill Lynch, Pierce, Fenner & Smith	216,207	216,207	—
Morgan Stanley & Co. International PLC	14,883	14,883	—
Morgan Stanley & Co. LLC	58,922	58,922	—
State Street Bank & Trust Company	60,802	60,802	—
UBS Securities LLC	20,168	20,168	—

	$1,033,030	$1,033,030	$—

MSCI Global Energy Producers
BNP Paribas Prime Brokerage Inc.	$78,151	$78,151	$—
Citigroup Global Markets Inc.	8,181	8,181	—
Credit Suisse Securities (USA) LLC	62,572	62,572	—
Deutsche Bank Securities Inc.	233	233	—
Goldman Sachs & Co.	8,324	8,324	—
JPMorgan Securities LLC	63,386	63,386	—
Merrill Lynch, Pierce, Fenner & Smith	47,700	47,700	—
Morgan Stanley & Co. LLC	643,143	643,143	—
Nomura Securities International Inc.	62,852	62,852	—
State Street Bank & Trust Company	82,055	82,055	—

	$1,056,597	$1,056,597	$—

MSCI Global Gold Miners
Barclays Capital Inc.	$7,009	$7,009	$—
Credit Suisse Securities (USA) LLC	686,734	686,734	—
Goldman Sachs & Co.	244,110	244,110	—
JPMorgan Securities LLC	386,280	386,280	—
Merrill Lynch, Pierce, Fenner & Smith	1,459,438	1,459,438	—
Morgan Stanley & Co. LLC	461,745	461,745	—
Nomura Securities International Inc.	153,220	153,220	—
UBS AG	3,956	3,956	—

	$3,402,492	$3,402,492	$—

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Global Metals & Mining Producers
BMO Capital Markets	$7,230	$7,230	$—
Citigroup Global Markets Inc.	97,125	97,125	—
Credit Suisse Securities (USA) LLC	658,643	658,643	—
Deutsche Bank Securities Inc.	3	3	—
HSBC Bank PLC	1,695,247	1,695,247	—
Jefferies LLC	357,563	357,563	—
JPMorgan Securities LLC	328,451	328,451	—
Merrill Lynch, Pierce, Fenner & Smith	514,424	514,424	—
Morgan Stanley & Co. LLC	1,484,434	1,484,434	—
Scotia Capital (USA) Inc.	167,640	167,640	—
SG Americas Securities LLC	193,038	193,038	—
State Street Bank & Trust Company	59,632	59,632	—
UBS AG	635,361	635,361	—
UBS Securities LLC	54,468	54,468	—

	$6,253,259	$6,253,259	$—

MSCI Global Silver Miners
Barclays Capital Inc.	$9,067	$9,067	$—
Citigroup Global Markets Inc.	1,467,472	1,461,991	(5,481)
Credit Suisse Securities (USA) LLC	1,222,834	1,222,834	—
Goldman Sachs & Co.	406,559	406,559	—
JPMorgan Securities LLC	1,052,422	1,052,422	—
Merrill Lynch, Pierce, Fenner & Smith	416,375	416,375	—
Morgan Stanley & Co. LLC	3,271,813	3,271,813	—
State Street Bank & Trust Company	50,437	50,437	—

	$7,896,979	$7,891,498	$(5,481)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39% based on the average daily net assets of each Fund.

In addition, each of the iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through December 31, 2023 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Global Agriculture Producers	$2,755
MSCI Global Energy Producers	1,064
MSCI Global Gold Miners	10,990
MSCI Global Metals & Mining Producers	14,955
MSCI Global Silver Miners	28,723

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$35,272	$74,717
MSCI Global Energy Producers	30,905	89,295
MSCI Global Gold Miners	982,793	1,773,796
MSCI Global Metals & Mining Producers	77,183	166,216
MSCI Global Silver Miners	222,021	30,919

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$673,452	$696,279
MSCI Global Energy Producers	493,178	600,773
MSCI Global Gold Miners	33,054,032	39,778,129
MSCI Global Metals & Mining Producers	18,185,272	14,125,088
MSCI Global Silver Miners	4,790,186	6,155,003

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Global Agriculture Producers	$4,674,827	$2,227,078
MSCI Global Energy Producers	—	1,764,139
MSCI Global Gold Miners	49,386,047	118,607,890
MSCI Global Metals & Mining Producers	84,435,699	50,967,202
MSCI Global Silver Miners	—	10,966,489

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authroized a one-for-two reverse stock split for each of the iShares MSCI Global Gold Miners ETF and iShares Global Metals & Mining Producers ETF, effective after the close of trading on November 4, 2016. The impact of the stock split was to decrease the number of shares outstanding by a factor of two, while increasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Funds. The financial statements for the Fund have been adjusted to reflect the reverse stock split.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Global Agriculture Producers	$1,515,500
MSCI Global Energy Producers	477,249
MSCI Global Gold Miners	13,627,904
MSCI Global Metals & Mining Producers	12,611,075
MSCI Global Silver Miners	3,202,603

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	49

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share
MSCI Global Agriculture Producers	$0.208052	$—	$0.021330	$0.229382	91%	—%	9%	100%
MSCI Global Energy Producers	0.275212	—	0.016215	0.291427	94	—	6	100
MSCI Global Metals & Mining Producers	0.151152		0.065342	0.216494	70	—	30	100
MSCI Global Silver Miners	0.225437	—	—	0.225437	100	—	—	100

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-812-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | NYSE Arca
➢	iShares Edge MSCI Min Vol EM Currency Hedged ETF | HEMV | BATS
➢	iShares Edge MSCI Min Vol Emerging Markets ETF | EEMV | NYSE Arca
➢	iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Emerging Markets ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 3.04%, net of fees, while the total return for the Index was 3.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.97%	18.18%	19.91%	17.97%	18.18%	19.91%
Since Inception	0.00%	0.06%	0.64%	0.00%	0.16%	1.56%

The inception date of the Fund was 9/23/14. The first day of secondary market trading was 9/25/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,030.40	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

ALLOCATION BY SECTOR1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Financials	24.49%
Information Technology	23.89
Consumer Discretionary	10.33
Materials	7.64
Energy	7.35
Consumer Staples	7.00
Industrials	5.81
Telecommunication Services	5.60
Utilities	2.85
Real Estate	2.58
Health Care	2.46

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/28/17

Country	Percentage of Total Investments [2]

China	26.98%
South Korea	14.66
Taiwan	12.34
India	8.56
Brazil	8.19
South Africa	6.85
Russia	3.81
Mexico	3.44
Indonesia	2.47
Malaysia	2.43

TOTAL	89.73%

[1]	Table shown is for the iShares MSCI Emerging Markets ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

Performance as of February 28, 2017

The iShares Edge MSCI Min Vol EM Currency Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets Minimum Volatility (USD) 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Edge MSCI Min Vol Emerging Markets ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -2.18%, net of fees, while the total return for the Index was -1.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.20%	6.96%	9.97%	7.20%	6.96%	9.97%
Since Inception	0.89%	1.15%	1.16%	1.19%	1.54%	1.56%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$978.20	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

ALLOCATION BY SECTOR1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Financials	22.42%
Information Technology	19.35
Consumer Staples	12.16
Telecommunication Services	10.57
Utilities	7.53
Industrials	7.17
Health Care	7.15
Consumer Discretionary	6.85
Energy	3.10
Materials	2.28
Real Estate	1.42

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/28/17

Country	Percentage of Total Investments [2]

China	22.48%
Taiwan	17.72
South Korea	9.73
Malaysia	7.21
Thailand	6.65
India	6.24
Indonesia	4.52
Philippines	3.60
Chile	3.51
Mexico	3.10

TOTAL	84.76%

[1]	Table shown is for the iShares Edge MSCI Min Vol Emerging Markets ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

Performance as of February 28, 2017

The iShares Edge MSCI Min Vol Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets, as represented by the MSCI Emerging Markets Minimum Volatility (USD) Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -1.11%, net of fees, while the total return for the Index was -1.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.28%	12.99%	14.60%	14.28%	12.99%	14.60%
5 Years	0.78%	0.64%	0.94%	3.98%	3.26%	4.78%
Since Inception	3.59%	3.46%	3.79%	20.86%	20.04%	22.11%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$988.90	$1.23	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	22.42%
Information Technology	19.35
Consumer Staples	12.16
Telecommunication Services	10.57
Utilities	7.53
Industrials	7.17
Health Care	7.15
Consumer Discretionary	6.85
Energy	3.10
Materials	2.28
Real Estate	1.42

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

China	22.48%
Taiwan	17.72
South Korea	9.73
Malaysia	7.21
Thailand	6.65
India	6.24
Indonesia	4.52
Philippines	3.60
Chile	3.51
Mexico	3.10

TOTAL	84.76%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ETF

Performance as of February 28, 2017

The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, as represented by the MSCI Emerging Markets Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 5.22%, net of fees, while the total return for the Index was 5.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.71%	27.81%	29.46%	28.71%	27.81%	29.46%
5 Years	(0.94)%	(0.99)%	(0.37)%	(4.62)%	(4.85)%	(1.86)%
10 Years	2.23%	2.11%	2.86%	24.69%	23.25%	32.62%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,052.20	$3.56	$1,000.00	$1,021.30	$3.51	0.70%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	24.49%
Information Technology	23.89
Consumer Discretionary	10.33
Materials	7.64
Energy	7.35
Consumer Staples	7.00
Industrials	5.81
Telecommunication Services	5.60
Utilities	2.85
Real Estate	2.58
Health Care	2.46

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

China	26.98%
South Korea	14.66
Taiwan	12.34
India	8.56
Brazil	8.19
South Africa	6.85
Russia	3.81
Mexico	3.44
Indonesia	2.47
Malaysia	2.43

TOTAL	89.73%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.75%

EXCHANGE-TRADED FUNDS — 99.75%
iShares MSCI Emerging Markets ETF[a,b]	6,954,406	$264,197,884

		264,197,884

TOTAL INVESTMENT COMPANIES
(Cost: $264,336,485)		264,197,884

SHORT-TERM INVESTMENTS — 41.89%

MONEY MARKET FUNDS — 41.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	110,755,267	110,799,569
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	143,125	143,125

		110,942,694

TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,927,876)		110,942,694

Value
TOTAL INVESTMENTS IN SECURITIES — 141.64%
(Cost: $375,264,361)[f]	$375,140,578
Other Assets, Less Liabilities — (41.64)%	(110,277,773)

NET ASSETS — 100.00%	$264,862,805

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $381,836,930. Net unrealized depreciation was $6,696,352, of which $14,819 represented gross unrealized appreciation on securities and $6,711,171 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Emerging Markets ETF	4,928,896	3,335,157	(1,309,647)	6,954,406	$264,197,884	$2,269,535	$205,945

Schedule 2 — Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	872,000	USD	279,219	CITI	03/03/2017	$1,004
BRL	2,057,000	USD	648,282	MS	03/03/2017	12,748
EUR	2,492,000	USD	2,637,236	CITI	03/03/2017	2,880
EUR	2,474,000	USD	2,618,946	MS	03/03/2017	2,101
INR	19,241,000	USD	286,965	CITI	03/03/2017	1,378
INR	25,737,000	USD	383,637	MS	03/03/2017	2,054
KRW	59,448,663,000	USD	52,460,048	CITI	03/03/2017	114,494
KRW	59,491,851,000	USD	52,499,818	MS	03/03/2017	112,918
MXN	2,430,000	USD	119,563	CITI	03/03/2017	1,365

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 28, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
MXN	4,264,000	USD	207,249	MS	03/03/2017	$4,947
RUB	10,250,000	USD	169,034	MS	03/03/2017	6,617
TRY	132,000	USD	35,799	CITI	03/03/2017	454
TRY	133,000	USD	36,258	MS	03/03/2017	269
TWD	17,938,000	USD	580,687	CITI	03/03/2017	3,230
TWD	691,630,500	USD	22,489,784	MS	03/03/2017	24,124
USD	679,928	BRL	2,111,000	CITI	03/03/2017	1,544
USD	7,079	BRL	22,000	MS	03/03/2017	9
USD	2,303,823	CLP	1,495,948,500	CITI	03/03/2017	3,403
USD	44,203	CLP	28,671,000	MS	03/03/2017	114
USD	2,568,989	EUR	2,405,000	CITI	03/03/2017	21,044
USD	2,754,782	EUR	2,580,000	MS	03/03/2017	21,436
USD	27,821,817	HKD	215,806,500	CITI	03/03/2017	21,691
USD	28,521,714	HKD	221,232,500	MS	03/03/2017	22,613
USD	275,275	MXN	5,519,000	CITI	03/03/2017	624
USD	269,215	RUB	15,501,000	CITI	03/03/2017	3,580
USD	2,957	RUB	170,000	MS	03/03/2017	44
USD	36,624	TRY	132,000	CITI	03/03/2017	371
USD	85,088	TRY	309,000	MS	03/03/2017	223
USD	10,887	TWD	334,000	CITI	03/03/2017	14
USD	4,462	ZAR	58,000	CITI	03/03/2017	41
ZAR	3,157,000	USD	236,205	CITI	03/03/2017	4,424
ZAR	6,118,000	USD	458,744	MS	03/03/2017	7,576
BRL	14,000	USD	4,459	MS	04/05/2017	5
HKD	2,558,000	USD	329,664	MS	04/05/2017	6
RUB	55,024,000	USD	933,878	MS	04/05/2017	1,582
USD	10,714,079	BRL	33,369,000	CITI	04/05/2017	73,987
USD	2,258,038	CLP	1,459,663,500	CITI	04/05/2017	17,607
USD	2,088,433	CLP	1,349,159,500	MS	04/05/2017	17,614
USD	196,887	EUR	185,000	MS	04/05/2017	587
USD	27,108,079	HKD	210,294,500	CITI	04/05/2017	5,725
USD	28,865,990	HKD	223,934,500	MS	04/05/2017	5,739
USD	11,013,938	INR	737,284,000	CITI	04/05/2017	6,866
USD	11,479,498	INR	768,781,000	MS	04/05/2017	2,201
USD	25,587,267	KRW	29,008,284,500	CITI	04/05/2017	6,332
USD	25,347,426	KRW	28,738,911,500	MS	04/05/2017	4,038
USD	4,859,764	MXN	96,852,500	CITI	04/05/2017	63,341
USD	4,700,427	MXN	93,719,500	MS	04/05/2017	59,160
USD	5,040,183	RUB	293,510,000	CITI	04/05/2017	50,234
USD	4,682,080	RUB	272,778,000	MS	04/05/2017	44,595
USD	2,874,225	TRY	10,451,000	MS	04/05/2017	29,698
USD	9,891,409	ZAR	128,844,500	CITI	04/05/2017	127,053
USD	9,079,163	ZAR	118,467,500	MS	04/05/2017	101,218

						1,016,922

BRL	33,369,000	USD	10,816,532	CITI	03/03/2017	(93,181)
BRL	34,740,000	USD	11,171,787	MS	03/03/2017	(7,856)
CLP	1,495,948,500	USD	2,318,773	CITI	03/03/2017	(18,353)
CLP	1,440,083,500	USD	2,229,207	MS	03/03/2017	(14,694)
EUR	65,000	USD	68,927	CITI	03/03/2017	(64)
EUR	107,000	USD	115,661	MS	03/03/2017	(2,301)
HKD	215,806,500	USD	27,809,168	CITI	03/03/2017	(9,042)
HKD	221,232,500	USD	28,507,446	MS	03/03/2017	(8,344)
INR	737,284,000	USD	11,056,054	CITI	03/03/2017	(7,231)
INR	756,358,000	USD	11,338,000	MS	03/03/2017	(3,337)
MXN	96,852,500	USD	4,883,248	CITI	03/03/2017	(63,418)
MXN	92,564,500	USD	4,666,387	MS	03/03/2017	(59,947)

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 28, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
RUB	300,376,000	USD	5,199,899	CITI	03/03/2017	$(52,462)
RUB	279,823,000	USD	4,843,859	MS	03/03/2017	(48,630)
TRY	10,439,000	USD	2,897,382	MS	03/03/2017	(30,385)
TWD	717,099,500	USD	23,343,083	CITI	03/03/2017	(109)
TWD	17,889,000	USD	583,401	MS	03/03/2017	(1,079)
USD	9,924,018	BRL	32,130,000	CITI	03/03/2017	(401,172)
USD	11,671,856	BRL	36,775,000	MS	03/03/2017	(146,036)
USD	2,169,735	CLP	1,411,412,500	MS	03/03/2017	(689)
USD	160,285	EUR	152,000	CITI	03/03/2017	(749)
USD	1,058	EUR	1,000	MS	03/03/2017	(2)
USD	11,112,738	INR	756,525,000	CITI	03/03/2017	(224,428)
USD	11,481,110	INR	782,095,000	MS	03/03/2017	(239,243)
USD	51,575,099	KRW	59,448,663,000	CITI	03/03/2017	(999,442)
USD	51,587,808	KRW	59,491,851,000	MS	03/03/2017	(1,024,928)
USD	4,499,282	MXN	93,763,500	CITI	03/03/2017	(166,825)
USD	4,645,606	MXN	96,828,500	MS	03/03/2017	(173,030)
USD	4,705,916	RUB	284,875,000	CITI	03/03/2017	(175,886)
USD	4,786,942	RUB	289,903,000	MS	03/03/2017	(181,024)
USD	2,681,536	TRY	10,263,000	MS	03/03/2017	(137,125)
USD	23,371,260	TWD	734,703,500	CITI	03/03/2017	(544,759)
USD	22,549,107	TWD	709,519,500	MS	03/03/2017	(547,123)
USD	9,693,290	ZAR	131,943,500	CITI	03/03/2017	(363,565)
USD	9,139,921	ZAR	124,721,500	MS	03/03/2017	(366,467)
ZAR	128,844,500	USD	9,948,760	CITI	03/03/2017	(128,113)
ZAR	118,603,500	USD	9,142,403	MS	03/03/2017	(102,335)
CLP	13,488,000	USD	20,727	MS	04/05/2017	(25)
EUR	2,000	USD	2,122	MS	04/05/2017	—
INR	3,981,000	USD	59,478	MS	04/05/2017	(45)
KRW	2,837,877,000	USD	2,514,340	MS	04/05/2017	(11,760)
MXN	4,857,000	USD	241,759	MS	04/05/2017	(1,226)
RUB	9,100,000	USD	154,879	MS	04/05/2017	(170)
TRY	198,000	USD	54,310	MS	04/05/2017	(419)
USD	11,116,157	BRL	34,872,000	MS	04/05/2017	(3,185)
USD	3,556	CLP	2,319,000	MS	04/05/2017	(3)
USD	2,641,358	EUR	2,492,000	CITI	04/05/2017	(2,863)
USD	2,551,950	EUR	2,407,000	MS	04/05/2017	(2,079)
ZAR	5,514,000	USD	419,097	MS	04/05/2017	(1,223)
TWD	21,443,000	USD	701,944	MS	04/06/2017	(2,306)
USD	23,381,138	TWD	717,099,500	CITI	04/06/2017	(16,218)
USD	22,334,198	TWD	685,881,500	MS	04/06/2017	(44,584)

						(6,429,480)

			Net unrealized depreciation			$(5,412,558)

Counterparties:

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

RUB — New Russian Ruble

TRY — Turkish Lira

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 28, 2017

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$264,197,884	$—	$—	$264,197,884
Money market funds	110,942,694	—	—	110,942,694

Total	$375,140,578	$—	$—	$375,140,578

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$1,016,922	$—	$1,016,922
Liabilities:
Forward currency contracts	—	(6,429,480)	—	(6,429,480)

Total	$—	$(5,412,558)	$—	$(5,412,558)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.89%

EXCHANGE-TRADED FUNDS — 99.89%
iShares Edge MSCI Min Vol Emerging Markets ETF[a]	115,012	$5,947,271

		5,947,271

TOTAL INVESTMENT COMPANIES
(Cost: $5,868,445)		5,947,271

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	2,653	2,653

		2,653

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,653)		2,653

Value
TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $5,871,098)[d]	$5,949,924
Other Assets, Less Liabilities — 0.06%	3,830

NET ASSETS — 100.00%	$5,953,754

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $5,883,263. Net unrealized appreciation was $66,661, of which $78,826 represented gross unrealized appreciation on securities and $12,165 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol Emerging Markets ETF	115,665	79,048	(79,701)	115,012	$5,947,271	$137,030	$11,188

Schedule 2 — Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	1,000	USD	316	CITI	03/03/2017	$6
BRL	11,000	USD	3,467	MS	03/03/2017	68
INR	315,000	USD	4,633	MS	03/03/2017	87
KRW	1,267,495,000	USD	1,118,668	CITI	03/03/2017	2,265
KRW	1,257,493,000	USD	1,109,750	MS	03/03/2017	2,337
MXN	199,000	USD	9,546	MS	03/03/2017	357
PLN	707,000	USD	173,541	MS	03/03/2017	351
RUB	12,000	USD	198	MS	03/03/2017	8
TWD	654,000	USD	21,002	CITI	03/03/2017	287
TWD	29,984,500	USD	974,995	MS	03/03/2017	1,058
USD	119,660	CLP	77,747,000	CITI	03/03/2017	104
USD	1,174,119	HKD	9,106,000	MS	03/03/2017	1,087
USD	250	PLN	1,000	MS	03/03/2017	4

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

February 28, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
ZAR	66,000	USD	4,870	MS	03/03/2017	$160
BRL	7,000	USD	2,231	MS	04/05/2017	1
CLP	13,000	USD	20	MS	04/05/2017	—
HKD	53,000	USD	6,830	MS	04/05/2017	—
RUB	336,000	USD	5,703	MS	04/05/2017	10
USD	80,912	BRL	252,000	CITI	04/05/2017	559
USD	117,737	CLP	76,109,000	CITI	04/05/2017	918
USD	118,152	CLP	76,328,000	MS	04/05/2017	996
USD	19,977	HKD	155,000	MS	04/05/2017	1
USD	1,171,785	HKD	9,090,000	RBS	04/05/2017	284
USD	179,001	INR	11,982,500	CITI	04/05/2017	112
USD	180,612	INR	12,095,500	MS	04/05/2017	36
USD	559,008	KRW	633,747,500	CITI	04/05/2017	138
USD	549,268	KRW	622,759,500	MS	04/05/2017	87
USD	188,710	MXN	3,759,000	GS	04/05/2017	2,553
USD	1,387	MXN	28,000	MS	04/05/2017	—
USD	6,892	PLN	28,000	MS	04/05/2017	9
USD	19,791	RUB	1,152,500	CITI	04/05/2017	197
USD	19,610	RUB	1,142,500	MS	04/05/2017	187
USD	120,288	ZAR	1,567,000	CITI	04/05/2017	1,535
TWD	48,000	USD	1,566	MS	04/06/2017	—

						15,802

BRL	252,000	USD	81,686	CITI	03/03/2017	(704)
BRL	242,000	USD	77,814	MS	03/03/2017	(45)
CLP	77,747,000	USD	120,489	CITI	03/03/2017	(932)
CLP	77,747,000	USD	120,340	MS	03/03/2017	(783)
HKD	16,000	USD	2,063	MS	03/03/2017	(2)
HKD	9,090,000	USD	1,171,317	RBS	03/03/2017	(346)
INR	11,982,500	USD	179,685	CITI	03/03/2017	(117)
INR	11,667,500	USD	174,899	MS	03/03/2017	(51)
MXN	3,759,000	USD	189,577	GS	03/03/2017	(2,512)
PLN	10,000	USD	2,496	MS	03/03/2017	(37)
RUB	1,152,500	USD	19,955	CITI	03/03/2017	(205)
RUB	1,142,500	USD	19,773	MS	03/03/2017	(195)
TWD	29,330,500	USD	954,769	CITI	03/03/2017	(4)
USD	78,144	BRL	253,000	CITI	03/03/2017	(3,159)
USD	80,384	BRL	253,000	MS	03/03/2017	(919)
USD	119,519	CLP	77,747,000	MS	03/03/2017	(38)
USD	175,822	INR	11,982,500	CITI	03/03/2017	(3,746)
USD	175,890	INR	11,982,500	MS	03/03/2017	(3,678)
USD	1,098,812	KRW	1,267,495,000	CITI	03/03/2017	(22,121)
USD	1,090,067	KRW	1,257,493,000	MS	03/03/2017	(22,020)
USD	189,251	MXN	3,958,000	RBS	03/03/2017	(7,718)
USD	176,030	PLN	716,000	SSB	03/03/2017	(76)
USD	19,038	RUB	1,152,500	CITI	03/03/2017	(712)
USD	19,063	RUB	1,154,500	MS	03/03/2017	(721)
USD	952,494	TWD	29,984,500	CITI	03/03/2017	(23,560)
USD	952,796	TWD	29,984,500	MS	03/03/2017	(23,257)
USD	119,017	ZAR	1,633,000	UBS	03/03/2017	(5,452)
ZAR	1,567,000	USD	120,983	CITI	03/03/2017	(1,545)
CLP	4,188,000	USD	6,436	MS	04/05/2017	(8)
KRW	46,930,000	USD	41,589	MS	04/05/2017	(204)
MXN	58,000	USD	2,887	MS	04/05/2017	(15)
PLN	1,000	USD	246	MS	04/05/2017	—
RUB	36,000	USD	613	MS	04/05/2017	(1)
USD	77,144	BRL	242,000	MS	04/05/2017	(21)

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

February 28, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	173,449	PLN	707,000	MS	04/05/2017	$(354)
ZAR	43,000	USD	3,268	MS	04/05/2017	(9)
TWD	1,404,000	USD	45,960	MS	04/06/2017	(151)
USD	956,325	TWD	29,330,500	CITI	04/06/2017	(663)
USD	967,063	TWD	29,698,500	MS	04/06/2017	(1,933)

						(128,014)

				Net unrealized depreciation		$(112,212)

Counterparties:

CITI — Citibank N.A. London

GS — Goldman Sachs International

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bank of Scotland

SSB — State Street Bank London

UBS — UBS AG London

Currency abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

RUB — New Russian Ruble

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$5,947,271	$—	$—	$5,947,271
Money market funds	2,653	—	—	2,653

Total	$5,949,924	$—	$—	$5,949,924

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$15,802	$—	$15,802
Liabilities:
Forward currency contracts	—	(128,014)	—	(128,014)

Total	$—	$(112,212)	$—	$(112,212)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.07%

BRAZIL — 2.60%
Ambev SA	3,959,200	$22,703,995
BRF SA	282,200	3,684,656
CETIP SA – Mercados Organizados	496,300	7,474,013
Cielo SA	3,110,897	27,279,097
CPFL Energia SA	1,134,400	9,312,946
EDP – Energias do Brasil SA	496,300	2,190,356
Equatorial Energia SA	567,200	10,851,734
Raia Drogasil SA	636,300	12,149,219

		95,646,016
CHILE — 3.49%
Aguas Andinas SA Series A	45,899,147	24,738,022
Banco de Chile	416,888,913	50,493,294
Banco de Credito e Inversiones	91,857	4,956,989
Cia. Cervecerias Unidas SA	164,024	1,942,895
Colbun SA	20,110,615	3,995,874
Empresas COPEC SA	338,653	3,552,341
Enel Generacion Chile SA	5,871,635	3,995,340
SACI Falabella	4,260,383	34,839,676

		128,514,431
CHINA — 22.39%
3SBio Inc.[a,b,c]	6,009,500	7,315,960
AAC Technologies Holdings Inc.	2,474,500	26,060,120
Agricultural Bank of China Ltd. Class H	28,280,000	13,042,583
Alibaba Group Holding Ltd. ADR[a]	50,197	5,165,271
ANTA Sports Products Ltd.[c]	4,242,000	12,842,208
Baidu Inc.[a]	48,076	8,371,474
Bank of China Ltd. Class H	70,700,000	35,794,240
Bank of Communications Co. Ltd. Class H	4,922,000	3,924,944
Beijing Capital International Airport Co. Ltd. Class H	8,444,000	9,050,503
Beijing Enterprises Water Group Ltd.	2,828,000	2,021,965
China CITIC Bank Corp. Ltd. Class H	7,777,000	5,339,991
China Communications Services Corp. Ltd. Class H	16,968,000	11,344,862
China Construction Bank Corp. Class H	38,885,000	32,009,887

Security	Shares	Value
China Everbright Bank Co. Ltd. Class H	21,210,000	$10,738,272
China Gas Holdings Ltd.[c]	1,414,000	2,098,472
China Huarong Asset Management Co. Ltd. Class Ha,b,c	8,484,000	3,355,369
China Huishan Dairy Holdings Co. Ltd.[c]	71,407,000	26,125,241
China Medical System Holdings Ltd.[c]	8,484,000	13,814,937
China Mengniu Dairy Co. Ltd.	7,777,000	15,328,678
China Merchants Port Holdings Co. Ltd.	1,132,000	3,157,225
China Minsheng Banking Corp. Ltd. Class H	2,461,100	2,809,080
China Mobile Ltd.	3,888,500	42,880,225
China Petroleum & Chemical Corp. Class H	25,244,000	19,577,438
China Resources Beer Holdings Co. Ltd.[a]	5,216,000	11,839,808
China Resources Gas Group Ltd.[c]	5,644,000	17,232,034
China Resources Power Holdings Co. Ltd.	2,834,000	5,133,178
China Telecom Corp. Ltd. Class H	4,242,000	1,994,641
COSCO SHIPPING Ports Ltd.[c]	5,596,000	6,235,841
CSPC Pharmaceutical Group Ltd.	25,452,000	31,149,186
Fullshare Holdings Ltd.[c]	37,380,000	14,494,625
Guangdong Investment Ltd.	32,522,000	44,326,567
Hengan International Group Co. Ltd.[c]	2,978,000	25,435,449
Industrial & Commercial Bank of China Ltd. Class H	35,350,000	23,179,731
Jiangsu Expressway Co. Ltd. Class H	21,210,000	27,979,620
Lenovo Group Ltd.[c]	5,656,000	3,395,443
Netease Inc.	90,496	27,606,710
New Oriental Education & Technology Group Inc. ADR[a]	190,890	9,240,985
PetroChina Co. Ltd. Class H	2,828,000	2,153,119
Semiconductor Manufacturing International Corp.[a,c]	14,283,000	18,584,120

SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,656,000	$3,402,730
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	8,752,700	12,910,233
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,898,700	7,468,518
Shenzhou International Group Holdings Ltd.[c]	6,587,000	39,373,754
Sino Biopharmaceutical Ltd.	21,210,000	18,306,978
Sinopharm Group Co. Ltd. Class H	848,800	3,925,554
Sun Art Retail Group Ltd.	14,140,000	13,625,492
TAL Education Group Class A ADR[a]	320,271	27,693,833
Tencent Holdings Ltd.	2,050,300	54,675,019
TravelSky Technology Ltd. Class H	6,363,000	13,885,979
Tsingtao Brewery Co. Ltd. Class H	1,674,000	7,698,832
Want Want China Holdings Ltd.[c]	3,535,000	2,276,987
Yum China Holdings Inc.[a]	332,997	8,854,390
Zhejiang Expressway Co. Ltd. Class H	22,624,000	25,443,967
Zijin Mining Group Co. Ltd. Class H	5,656,000	2,134,903

		823,827,171
COLOMBIA — 0.12%
Corp. Financiera Colombiana SA	446,926	4,487,077

		4,487,077
CZECH REPUBLIC — 0.57%
CEZ AS	98,980	1,753,553
Komercni Banka AS	291,284	10,505,338
Moneta Money Bank ASa,b	647,612	2,172,404
O2 Czech Republic AS	601,657	6,459,342

		20,890,637
EGYPT — 0.43%
Commercial International Bank Egypt SAE	3,510,608	15,962,157

		15,962,157
HUNGARY — 0.93%
MOL Hungarian Oil & Gas PLC	180,285	12,390,461
Richter Gedeon Nyrt	986,972	21,937,351

		34,327,812

Security	Shares	Value
INDIA — 6.22%
Asian Paints Ltd.	1,677,711	$25,754,553
Aurobindo Pharma Ltd.	431,270	4,377,421
Cadila Healthcare Ltd.	310,988	2,052,084
Cipla Ltd.	297,647	2,604,014
Coal India Ltd.	447,531	2,159,217
Dabur India Ltd.	6,028,589	25,020,197
Divi’s Laboratories Ltd.	897,890	10,212,479
Dr. Reddy’s Laboratories Ltd.	147,763	6,311,826
HCL Technologies Ltd.	682,962	8,599,627
Hindustan Unilever Ltd.	1,008,889	13,093,725
Infosys Ltd.	1,817,697	27,581,998
Lupin Ltd.	156,562	3,459,118
Marico Ltd.	2,931,222	12,354,243
Sun Pharmaceuticals Industries Ltd.	1,354,612	13,785,953
Tata Consultancy Services Ltd.	829,311	30,655,374
Tech Mahindra Ltd.	1,816,990	13,600,447
Titan Co. Ltd.	519,448	3,403,881
Wipro Ltd.	3,248,665	23,800,618

		228,826,775
INDONESIA — 4.50%
Bank Central Asia Tbk PT	35,279,300	40,871,715
Gudang Garam Tbk PT	772,200	3,812,940
Hanjaya Mandala Sampoerna Tbk PT	35,137,900	10,196,736
Indofood CBP Sukses Makmur Tbk PT	8,484,000	5,296,138
Indofood Sukses Makmur Tbk PT	15,129,800	9,217,878
Jasa Marga Persero Tbk PT	5,161,595	1,850,062
Kalbe Farma Tbk PT	149,318,400	17,130,860
Telekomunikasi Indonesia Persero Tbk PT	141,753,500	40,923,139
Tower Bersama Infrastructure Tbk PT	10,110,100	3,790,529
Unilever Indonesia Tbk PT	10,251,500	32,420,292

		165,510,289
MALAYSIA — 7.18%
Berjaya Sports Toto Bhd	2,474,598	1,627,438
DiGi.Com Bhd[c]	3,322,900	3,771,941
HAP Seng Consolidated Bhd[c]	1,063,500	2,165,324
Hartalega Holdings Bhd	1,696,800	1,857,308
Hong Leong Bank Bhd	9,049,600	27,678,732
IHH Healthcare Bhd	35,844,900	48,519,786

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Malayan Banking Bhd[c]	20,573,700	$39,849,960
Maxis Bhd[c]	18,806,200	26,726,829
Petronas Chemicals Group Bhd	6,575,100	10,736,368
Petronas Dagangan Bhd	1,060,500	5,851,858
Petronas Gas Bhd	5,514,600	24,865,381
Public Bank Bhd	10,322,280	46,403,763
Telekom Malaysia Bhd[c]	7,140,700	9,906,917
Tenaga Nasional Bhd	3,817,800	11,642,570
Westports Holdings Bhd	2,906,900	2,625,376

		264,229,551
MEXICO — 3.09%
Arca Continental SAB de CV	3,888,500	21,882,689
Coca-Cola Femsa SAB de CV Series L	565,600	3,732,899
El Puerto de Liverpool SAB de CV Series C1	3,230,990	22,675,230
Fibra Uno Administracion SA de CV	1,414,000	2,055,287
Gruma SAB de CV Series B	664,580	8,806,219
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,545,200	22,128,355
Grupo Aeroportuario del Sureste SAB de CV Series B	448,945	7,132,955
Grupo Bimbo SAB de CV	777,700	1,844,596
Infraestructura Energetica Nova SAB de CV	1,626,100	6,989,072
Wal-Mart de Mexico SAB de CV	8,342,600	16,253,105

		113,500,407
PERU — 1.19%
Cia. de Minas Buenaventura SAA ADR	281,386	3,461,048
Credicorp Ltd.	243,915	40,153,287

		43,614,335
PHILIPPINES — 3.58%
Aboitiz Equity Ventures Inc.	16,466,030	24,085,032
Aboitiz Power Corp.	26,583,200	22,763,668
Bank of the Philippine Islands	12,704,794	23,782,747
BDO Unibank Inc.	10,870,473	25,003,279
Jollibee Foods Corp.	4,447,030	17,871,366
Metropolitan Bank & Trust Co.	4,842,951	7,811,989
Robinsons Land Corp.	2,686,600	1,267,996
Security Bank Corp.	494,900	1,970,139
Universal Robina Corp.	2,269,470	7,231,210

		131,787,426

Security	Shares	Value
POLAND — 1.50%
Bank Pekao SA	408,646	$14,084,995
Bank Zachodni WBK SA	84,044	7,266,281
Cyfrowy Polsat SAa	548,976	3,131,327
Eurocash SA	168,266	1,375,850
Grupa Lotos SAa	300,410	3,597,950
PGE Polska Grupa Energetyczna SA	5,408,550	15,811,319
Polski Koncern Naftowy ORLEN SA	428,442	9,939,842

		55,207,564
QATAR — 2.55%
Commercial Bank QSC (The)	923,342	7,860,928
Doha Bank QSC	435,810	4,649,837
Masraf Al Rayan QSC	238,259	2,623,875
Qatar Electricity & Water Co. QSC	497,728	30,755,592
Qatar Gas Transport Co. Ltd.	500,940	3,239,859
Qatar Insurance Co. SAQ	509,287	10,154,270
Qatar Islamic Bank SAQ	641,249	17,962,897
Qatar National Bank SAQ	401,662	16,656,632

		93,903,890
RUSSIA — 0.28%
Rosneft Oil Co. PJSC	371,300	2,115,224
Rosneft Oil Co. PJSC GDR	1,454,084	8,244,656

		10,359,880
SOUTH AFRICA — 1.92%
Bidvest Group Ltd. (The)	387,232	4,589,350
Fortress Income Fund Ltd. Class A	7,078,484	9,416,332
New Europe Property Investments PLC	887,285	10,019,266
Pick n Pay Stores Ltd.	1,952,027	10,364,547
SPAR Group Ltd. (The)	725,382	9,899,135
Tiger Brands Ltd.	79,184	2,530,498
Vodacom Group Ltd.	2,082,822	23,603,724

		70,422,852
SOUTH KOREA — 9.62%
AmorePacific Group	48,783	5,608,481
Cheil Worldwide Inc.	180,285	3,021,358
CJ CheilJedang Corp.	12,726	4,102,257
CJ Korea Express Corp.[a,c]	53,025	8,089,156
Coway Co. Ltd.	70,700	5,595,976
Dongbu Insurance Co. Ltd.	461,671	24,946,361

SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
E-MART Inc.	26,866	$4,941,966
Hyundai Marine & Fire Insurance Co. Ltd.	395,213	11,324,255
Kakao Corp.[a,c]	36,057	2,723,208
Kangwon Land Inc.[a]	730,331	22,831,927
Kia Motors Corp.	231,189	7,820,455
Korea Electric Power Corp.[a]	349,258	13,466,857
KT Corp.	262,836	7,077,919
KT&G Corp.	400,869	36,337,893
LG Display Co. Ltd.	95,445	2,312,795
Lotte Confectionery Co. Ltd.[a]	24,038	4,156,028
Lotte Shopping Co. Ltd.	12,726	2,599,784
NAVER Corp.	48,791	33,483,808
NCsoft Corp.	70,700	17,131,815
S-1 Corp.	331,583	26,684,991
Samsung Electronics Co. Ltd.	12,726	21,631,105
Samsung Fire & Marine Insurance Co. Ltd.	94,031	21,205,311
Samsung Life Insurance Co. Ltd.	265,832	25,155,007
SK Hynix Inc.	294,112	12,146,832
SK Telecom Co. Ltd.	134,330	27,501,565
Yuhan Corp.	9,668	1,915,217

		353,812,327
TAIWAN — 17.66%
Advanced Semiconductor Engineering Inc.	2,831,000	3,515,311
Advantech Co. Ltd.	2,672,481	22,746,555
Asia Cement Corp.	4,242,125	4,197,458
Asustek Computer Inc.	1,689,000	15,255,342
Chicony Electronics Co. Ltd.	9,901,801	23,333,617
China Airlines Ltd.	36,057,828	11,853,599
Chunghwa Telecom Co. Ltd.	15,554,000	51,638,257
Delta Electronics Inc.	2,360,000	13,135,222
EVA Airways Corp.	5,656,643	2,807,747
Far EasTone Telecommunications Co. Ltd.	19,089,000	45,977,379
First Financial Holding Co. Ltd.	57,267,627	33,831,023
Formosa Chemicals & Fibre Corp.	707,300	2,237,686
Formosa Petrochemical Corp.	6,363,000	22,160,268
Formosa Plastics Corp.	5,759,840	17,360,040
Formosa Taffeta Co. Ltd.	9,852,000	10,004,798
Foxconn Technology Co. Ltd.	3,257,331	9,722,110
Hon Hai Precision Industry Co. Ltd.	12,726,125	37,072,215

Security	Shares	Value
Hua Nan Financial Holdings Co. Ltd.	50,197,033	$27,611,758
Lite-On Technology Corp.	20,503,752	34,369,236
Novatek Microelectronics Corp.	541,000	2,024,997
OBI Pharma Inc.[a]	226,000	2,570,899
Powertech Technology Inc.	2,822,000	8,193,155
President Chain Store Corp.	2,830,000	20,771,234
Quanta Computer Inc.	2,828,000	5,863,381
Siliconware Precision Industries Co. Ltd.	14,240,000	22,432,861
Standard Foods Corp.	1,771,497	4,439,770
Synnex Technology International Corp.	14,847,000	16,309,543
TaiMed Biologics Inc.[a]	349,000	2,084,447
Taiwan Business Bank	14,847,967	4,064,361
Taiwan Cooperative Financial Holding Co. Ltd.	96,859,321	46,185,788
Taiwan Mobile Co. Ltd.	14,140,000	49,705,275
Taiwan Semiconductor Manufacturing Co. Ltd.	9,142,000	56,238,319
Transcend Information Inc.	3,535,000	9,929,549
United Microelectronics Corp.	6,363,000	2,640,593
WPG Holdings Ltd.	5,656,000	7,179,651

		649,463,444
THAILAND — 6.62%
Advanced Info Service PCL NVDR	1,892,200	9,052,940
Airports of Thailand PCL NVDR	15,418,000	17,116,142
Bangkok Dusit Medical Services PCL NVDR	38,920,000	22,411,712
Bangkok Expressway & Metro PCL	72,666,700	14,676,777
BTS Group Holdings PCL NVDR	103,171,600	24,237,072
Bumrungrad Hospital PCL NVDR	3,081,500	15,537,494
Central Pattana PCL NVDR	1,190,100	1,875,220
CP ALL PCL NVDR	15,681,900	26,956,039
Delta Electronics Thailand PCL NVDR	8,955,200	23,731,389
Electricity Generating PCL NVDR	2,380,800	14,118,852
Energy Absolute PCL NVDR[c]	6,023,600	4,314,220
Glow Energy PCL NVDR	3,569,300	7,975,975
Home Product Center PCL NVDR	26,115,300	7,369,489

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Kasikornbank PCL NVDR	1,489,500	$8,171,757
KCE Electronics PCL NVDR	4,878,300	13,731,159
Minor International PCL NVDR[c]	3,291,500	3,229,688
Robinson Department Store PCL NVDR	3,362,200	5,923,860
Siam Cement PCL (The) Foreign	1,201,900	17,767,412
Thai Oil PCL NVDR	2,522,900	5,438,920

		243,636,117
UNITED ARAB EMIRATES — 2.63%
DP World Ltd.	976,367	20,669,689
Dubai Islamic Bank PJSC	3,971,926	6,759,575
DXB Entertainments PJSC[a]	3,751,802	1,103,321
Emirates Telecommunications Group Co. PJSC	5,203,520	24,937,223
First Gulf Bank PJSC	4,409,559	16,389,511
National Bank of Abu Dhabi PJSC	9,359,973	26,760,985

		96,620,304

TOTAL COMMON STOCKS
(Cost: $3,458,308,298)		3,644,550,462

PREFERRED STOCKS — 0.53%

COLOMBIA — 0.22%
Grupo de Inversiones Suramericana SA	670,943	8,150,453

		8,150,453
RUSSIA — 0.24%
Transneft PJSC	2,799	8,695,946

		8,695,946

Security	Shares	Value
SOUTH KOREA — 0.07%
Samsung Electronics Co. Ltd.	2,121	$2,806,116

		2,806,116

TOTAL PREFERRED STOCKS
(Cost: $16,418,083)		19,652,515

SHORT-TERM INVESTMENTS — 2.39%

MONEY MARKET FUNDS — 2.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	87,847,124	87,882,263

		87,882,263

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,853,006)		87,882,263

TOTAL INVESTMENTS IN SECURITIES — 101.99%
(Cost: $3,562,579,387)[g]		3,752,085,240
Other Assets, Less Liabilities — (1.99)%		(73,260,933)

NET ASSETS — 100.00%		$3,678,824,307

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $3,637,498,759. Net unrealized appreciation was $114,586,481, of which $355,471,112 represented gross unrealized appreciation on securities and $240,884,631 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,644,550,462	$—	$—	$3,644,550,462
Preferred stocks	19,652,515	—	—	19,652,515
Money market funds	87,882,263	—	—	87,882,263

Total	$3,752,085,240	$—	$—	$3,752,085,240

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 94.88%

BRAZIL — 4.71%
AES Tiete Energia SA	1,240,400	$6,407,338
Ambev SA	30,833,815	176,816,220
Banco Bradesco SA	5,494,608	57,630,684
Banco do Brasil SA	5,651,274	60,127,666
Banco Santander Brasil SA Units	2,771,600	30,611,436
BB Seguridade Participacoes SA	4,566,800	42,012,798
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	11,320,200	69,209,323
BR Malls Participacoes SAa	3,760,820	18,036,462
BRF SA	3,985,985	52,044,587
CCR SA	7,747,000	45,047,647
Centrais Eletricas Brasileiras SAa	1,235,100	8,531,758
CETIP SA – Mercados Organizados	1,445,129	21,762,872
Cia. de Saneamento Basico do Estado de Sao Paulo	2,273,924	24,032,986
Cia. Siderurgica Nacional SAa	4,101,928	15,795,917
Cielo SA	6,661,597	58,414,775
Cosan SA Industria e Comercio	811,900	10,412,989
CPFL Energia SA	1,333,367	10,946,382
Duratex SA	2,037,255	5,526,979
EDP – Energias do Brasil SA	1,973,600	8,710,231
Embraer SA	4,384,100	25,267,410
Engie Brasil Energia SA	1,052,300	12,508,535
Equatorial Energia SA	1,312,000	25,101,331
Fibria Celulose SA	1,643,461	14,041,528
Hypermarcas SA	2,280,000	19,853,809
JBS SA	4,654,065	17,503,234
Klabin SA Units	3,641,000	18,140,630
Kroton Educacional SA	9,101,780	39,994,000
Localiza Rent A Car SA	1,047,189	12,969,525
Lojas Americanas SA	1,093,750	4,711,106
Lojas Renner SA	4,229,200	34,733,545
M. Dias Branco SA	228,400	10,146,217
Multiplan Empreendimentos Imobiliarios SA	533,000	11,014,648

Security	Shares	Value
Multiplan Empreendimentos Imobiliarios SA New[a]	29,003	$614,368
Natura Cosmeticos SA	1,121,200	9,233,412
Odontoprev SA	1,773,600	6,812,768
Petroleo Brasileiro SAa	19,617,774	100,642,775
Porto Seguro SA	754,800	7,011,803
Qualicorp SA	1,475,000	9,344,985
Raia Drogasil SA	1,533,200	29,274,214
Rumo Logistica Operadora Multimodal SAa	5,295,400	14,604,478
Sul America SA	1,174,365	7,330,816
TIM Participacoes SA	5,523,176	17,327,611
Ultrapar Participacoes SA	2,359,400	49,599,730
Vale SA	8,462,348	89,002,901
WEG SA	3,714,020	20,271,315

		1,329,135,744
CHILE — 1.10%
AES Gener SA	17,532,879	6,580,935
Aguas Andinas SA Series A	17,618,663	9,495,838
Banco de Chile	160,939,143	19,492,837
Banco de Credito e Inversiones	247,037	13,331,154
Banco Santander Chile	439,807,947	24,207,749
Cencosud SA	9,363,894	27,635,227
Cia. Cervecerias Unidas SA	947,872	11,227,722
Colbun SA	52,073,782	10,346,788
Empresa Nacional de Telecomunicaciones SAa	960,587	10,680,910
Empresas CMPC SA	8,245,398	18,341,438
Empresas COPEC SA	3,003,492	31,505,484
Enel Americas SA	191,391,039	37,315,493
Enel Chile SA	130,401,342	13,365,490
Enel Generacion Chile SA	21,589,343	14,690,417
Itau CorpBanca	1,030,619,240	8,337,722
LATAM Airlines Group SAa	2,005,901	20,309,404
SACI Falabella	3,950,660	32,306,887

		309,171,495
CHINA — 26.84%
3SBio Inc.[a,b,c]	6,683,000	8,135,879
58.com Inc. ADR[a,c]	542,054	19,839,176
AAC Technologies Holdings Inc.	4,853,500	51,114,484
Agricultural Bank of China Ltd. Class H	161,350,000	74,413,748
Air China Ltd. Class H	11,930,000	9,205,947

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Alibaba Group Holding Ltd. ADR[a,c]	7,359,112	$757,252,625
Alibaba Health Information Technology Ltd.[a,c]	21,396,000	9,399,141
Alibaba Pictures Group Ltd.[a,c]	75,090,000	12,575,540
Aluminum Corp. of China Ltd. Class Ha,c	26,058,000	12,991,318
Anhui Conch Cement Co. Ltd. Class Hc	8,129,500	28,329,068
ANTA Sports Products Ltd.[c]	6,605,402	19,997,159
AviChina Industry & Technology Co. Ltd. Class H	13,835,000	10,069,984
Baidu Inc.[a,c]	1,781,422	310,199,013
Bank of China Ltd. Class H	521,005,000	263,776,211
Bank of Communications Co. Ltd. Class H	57,527,600	45,874,156
Beijing Capital International Airport Co. Ltd. Class H	10,064,000	10,786,862
Beijing Enterprises Holdings Ltd.	3,305,500	17,288,781
Beijing Enterprises Water Group Ltd.[c]	28,938,000	20,690,104
Belle International Holdings Ltd.	41,569,000	28,649,995
Brilliance China Automotive Holdings Ltd.	19,938,000	31,335,931
Byd Co. Ltd. Class Hc	4,223,000	24,834,936
CGN Power Co. Ltd. Class Hb	69,607,000	21,162,458
China Cinda Asset Management Co. Ltd. Class H	57,696,000	22,744,077
China CITIC Bank Corp. Ltd. Class H	58,273,800	40,013,057
China Coal Energy Co. Ltd. Class Ha	13,757,000	7,283,946
China Communications Construction Co. Ltd. Class H	29,162,000	37,643,172
China Communications Services Corp. Ltd. Class H	16,302,000	10,899,572
China Conch Venture Holdings Ltd.[c]	8,943,500	17,720,054

Security	Shares	Value
China Construction Bank Corp. Class H	551,925,760	$454,341,813
China Everbright Bank Co. Ltd. Class H	20,612,000	10,435,515
China Everbright International Ltd.	16,250,000	21,059,717
China Everbright Ltd.	6,178,000	12,256,594
China Evergrande Group[c]	26,994,388	20,274,177
China Galaxy Securities Co. Ltd. Class H	19,474,500	19,092,032
China Gas Holdings Ltd.[c]	11,414,000	16,939,147
China Huarong Asset Management Co. Ltd. Class Ha,b,c	31,419,000	12,426,016
China Huishan Dairy Holdings Co. Ltd.[c]	26,566,000	9,719,540
China Jinmao Holdings Group Ltd.	24,626,000	7,645,609
China Life Insurance Co. Ltd. Class H	48,852,000	148,838,292
China Longyuan Power Group Corp. Ltd.	20,969,000	17,990,910
China Medical System Holdings Ltd.[c]	8,254,000	13,440,416
China Mengniu Dairy Co. Ltd.	18,026,000	35,529,736
China Merchants Bank Co. Ltd. Class H	25,620,967	68,157,987
China Merchants Port Holdings Co. Ltd.	8,466,000	23,612,249
China Minsheng Banking Corp. Ltd. Class H	38,932,540	44,437,298
China Mobile Ltd.	40,237,000	443,711,354
China National Building Material Co. Ltd. Class H	18,798,000	13,706,585
China Oilfield Services Ltd. Class H	11,782,000	11,747,925
China Overseas Land & Investment Ltd.	25,154,960	77,450,231
China Pacific Insurance Group Co. Ltd. Class H	17,301,000	63,409,549
China Petroleum & Chemical Corp. Class H	166,822,800	129,375,810
China Power International Development Ltd.	21,503,000	8,338,093

SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
China Railway Construction Corp. Ltd. Class H	13,040,500	$18,445,812
China Railway Group Ltd. Class H	26,374,000	23,069,966
China Resources Beer Holdings Co. Ltd.[a]	10,710,000	24,310,649
China Resources Gas Group Ltd.[c]	5,934,000	18,117,450
China Resources Land Ltd.	18,223,333	49,769,681
China Resources Power Holdings Co. Ltd.	12,704,999	23,012,359
China Shenhua Energy Co. Ltd. Class H	22,310,000	46,675,264
China Southern Airlines Co. Ltd. Class H	11,986,000	7,797,706
China State Construction International Holdings Ltd.	11,890,000	19,453,008
China Taiping Insurance Holdings Co. Ltd.[a,c]	10,670,460	24,990,688
China Telecom Corp. Ltd. Class H	90,954,000	42,767,696
China Unicom Hong Kong Ltd.	39,294,000	47,785,861
China Vanke Co. Ltd. Class H	8,696,931	21,847,504
Chongqing Changan Automobile Co. Ltd. Class B	5,658,375	7,989,203
Chongqing Rural Commercial Bank Co. Ltd. Class H	16,937,000	11,891,432
CITIC Ltd.[c]	28,561,000	40,988,289
CITIC Securities Co. Ltd. Class H	14,225,000	30,420,164
CNOOC Ltd.	116,786,000	138,113,029
COSCO SHIPPING Ports Ltd.[c]	10,854,000	12,095,034
Country Garden Holdings Co. Ltd.[c]	36,549,939	26,179,577
CRRC Corp. Ltd. Class H	26,955,300	25,870,310
CSPC Pharmaceutical Group Ltd.	27,766,000	33,981,153
Ctrip.com International Ltd.[a,c]	2,441,801	115,839,039
Dongfeng Motor Group Co. Ltd. Class H	17,676,000	20,972,239
ENN Energy Holdings Ltd.	5,020,000	24,251,364

Security	Shares	Value
Far East Horizon Ltd.	13,144,000	$12,648,800
Fosun International Ltd.[c]	16,907,000	26,572,203
Fullshare Holdings Ltd.[c]	41,842,500	16,225,022
Fuyao Glass Industry Group Co. Ltd. Class Hb	2,567,200	8,003,432
GCL-Poly Energy Holdings Ltd.[a,c]	85,571,000	11,685,133
Geely Automobile Holdings Ltd.[c]	35,070,000	47,709,061
GF Securities Co. Ltd. Class H	8,992,600	19,809,913
GOME Electrical Appliances Holding Ltd.[c]	79,590,200	11,073,490
Great Wall Motor Co. Ltd. Class H	20,358,000	25,019,848
Guangdong Investment Ltd.	18,714,110	25,506,803
Guangzhou Automobile Group Co. Ltd. Class H	13,932,742	23,369,465
Guangzhou R&F Properties Co. Ltd. Class H	6,509,600	8,989,805
Haier Electronics Group Co. Ltd.	8,289,000	15,248,655
Haitian International Holdings Ltd.	4,337,000	9,118,235
Haitong Securities Co. Ltd. Class H	20,223,200	37,046,796
Hengan International Group Co. Ltd.[c]	4,753,500	40,600,204
HengTen Networks Group Ltd.[a]	131,088,000	3,225,503
Huaneng Power International Inc. Class H	27,648,000	18,841,721
Huaneng Renewables Corp. Ltd. Class H	26,652,000	9,064,313
Huatai Securities Co. Ltd. Class Hb	9,670,600	19,733,757
Industrial & Commercial Bank of China Ltd. Class H	483,841,085	317,264,668
JD.com Inc. ADR[a,c]	4,402,925	134,597,417
Jiangsu Expressway Co. Ltd. Class H	8,094,000	10,677,371
Jiangxi Copper Co. Ltd. Class H	8,206,000	13,827,397
Kingsoft Corp. Ltd.	5,188,000	11,415,344

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Kunlun Energy Co. Ltd.[c]	21,040,000	$18,295,770
Lenovo Group Ltd.[c]	47,158,000	28,310,170
Longfor Properties Co. Ltd.	9,717,500	15,548,100
Netease Inc.	520,420	158,759,325
New China Life Insurance Co. Ltd. Class H	5,155,100	25,402,106
New Oriental Education & Technology Group Inc. ADR[a]	874,385	42,328,978
Nine Dragons Paper Holdings Ltd.	10,851,000	13,769,152
People’s Insurance Co. Group of China Ltd. (The) Class H	45,675,000	18,770,266
PetroChina Co. Ltd. Class H	138,058,000	105,111,502
PICC Property & Casualty Co. Ltd. Class H	30,152,128	46,068,476
Ping An Insurance Group Co. of China Ltd. Class H	34,193,000	182,363,841
Qunar Cayman Islands Ltd. ADR[a,c]	231,797	7,048,947
Semiconductor Manufacturing International Corp.[a,c]	18,232,499	23,722,953
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	12,736,000	7,662,158
Shanghai Electric Group Co. Ltd. Class Ha,c	18,576,000	9,620,097
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,682,000	9,225,103
Shanghai Industrial Holdings Ltd.	3,313,000	9,240,182
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,686,648	9,862,806
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,635,700	11,943,909
Shenzhou International Group Holdings Ltd.[c]	3,696,000	22,092,819
Shimao Property Holdings Ltd.	7,975,000	11,445,033
SINA Corp./China[a]	368,916	25,650,730
Sino Biopharmaceutical Ltd.	29,307,000	25,295,738
Sino-Ocean Group Holding Ltd.	20,130,500	10,010,207

Security	Shares	Value
Sinopec Engineering Group Co. Ltd. Class H	8,236,000	$7,480,087
Sinopec Shanghai Petrochemical Co. Ltd. Class H	23,057,000	13,960,528
Sinopharm Group Co. Ltd. Class H	7,854,800	36,327,103
Sinotrans Ltd. Class H	13,137,000	5,957,171
SOHO China Ltd.[c]	14,171,000	7,338,845
Sun Art Retail Group Ltd.	15,850,500	15,273,753
Sunac China Holdings Ltd.[c]	12,503,000	12,998,372
Sunny Optical Technology Group Co. Ltd.[c]	4,603,000	29,619,495
TAL Education Group Class A ADR[a,c]	282,132	24,395,954
Tencent Holdings Ltd.	37,286,900	994,323,738
Tingyi Cayman Islands Holding Corp.	12,954,000	14,518,586
TravelSky Technology Ltd. Class H	6,228,000	13,591,369
Tsingtao Brewery Co. Ltd. Class H	2,412,000	11,092,941
Vipshop Holdings Ltd. ADR[a]	2,653,441	34,521,267
Want Want China Holdings Ltd.[c]	37,326,000	24,042,667
Weibo Corp. ADR[a,c]	207,339	10,474,766
Weichai Power Co. Ltd. Class H	6,539,400	11,507,733
Yanzhou Coal Mining Co. Ltd. Class Hc	12,384,800	9,955,768
Yum China Holdings Inc.[a]	2,402,630	63,885,932
YY Inc. ADR[a,c]	192,009	8,504,079
Zhejiang Expressway Co. Ltd. Class H	9,516,000	10,702,121
Zhuzhou CRRC Times Electric Co. Ltd. Class H	3,602,500	19,399,094
Zijin Mining Group Co. Ltd. Class H	37,380,000	14,109,386
ZTE Corp. Class H	5,005,000	8,149,901

		7,581,750,846
COLOMBIA — 0.27%
Cementos Argos SA	2,967,313	11,880,015
Corp. Financiera Colombiana SA	681,764	6,844,819
Ecopetrol SAa	31,151,100	14,070,680

SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Grupo Argos SA/Colombia	1,955,273	$13,220,933
Grupo de Inversiones Suramericana SA	1,670,762	20,913,468
Interconexion Electrica SA ESP	2,534,539	9,713,702

		76,643,617
CZECH REPUBLIC — 0.18%
CEZ AS	1,072,019	18,992,143
Komercni Banka AS	511,172	18,435,735
Moneta Money Bank ASa,b	2,709,440	9,088,773
O2 Czech Republic AS	403,624	4,333,276

		50,849,927
EGYPT — 0.13%
Commercial International Bank Egypt SAE	6,271,193	28,514,082
Global Telecom Holding SAE[a]	15,883,295	6,212,580
Talaat Moustafa Group	5,660,437	2,844,549

		37,571,211
GREECE — 0.32%
Alpha Bank AEa	9,065,826	16,473,021
Eurobank Ergasias SAa	12,189,235	8,159,936
FF Group[a,c]	223,973	4,402,883
Hellenic Telecommunications Organization SA	1,587,318	14,286,213
JUMBO SA	694,540	9,852,542
National Bank of Greece SAa	35,929,407	9,162,860
OPAP SA	1,449,643	13,077,915
Piraeus Bank SAa	43,271,030	8,414,302
Titan Cement Co. SA	314,398	7,513,443

		91,343,115
HUNGARY — 0.29%
MOL Hungarian Oil & Gas PLC	232,312	15,966,125
OTP Bank PLC	1,565,888	45,582,945
Richter Gedeon Nyrt	908,674	20,197,027

		81,746,097
INDIA — 8.52%
ACC Ltd.	283,133	5,989,954
Adani Ports & Special Economic Zone Ltd.	5,456,291	24,677,258
Ambuja Cements Ltd.	4,049,386	13,920,025
Apollo Hospitals Enterprise Ltd.	522,159	10,187,065

Security	Shares	Value
Ashok Leyland Ltd.	7,564,117	$10,277,279
Asian Paints Ltd.	1,900,751	29,178,442
Aurobindo Pharma Ltd.	1,750,531	17,768,013
Axis Bank Ltd.	10,978,657	83,369,916
Bajaj Auto Ltd.	556,386	22,982,208
Bajaj Finance Ltd.	1,087,887	18,069,829
Bajaj Finserv Ltd.	229,484	13,463,004
Bharat Forge Ltd.	690,128	10,896,717
Bharat Heavy Electricals Ltd.	3,807,486	9,270,649
Bharat Petroleum Corp. Ltd.	3,201,632	32,153,683
Bharti Airtel Ltd.	6,599,260	36,117,580
Bharti Infratel Ltd.	3,673,898	15,652,354
Bosch Ltd.	50,301	16,272,173
Cadila Healthcare Ltd.	1,359,388	8,970,051
Cairn India Ltd.	2,935,379	12,499,352
Cipla Ltd.	2,320,507	20,301,339
Coal India Ltd.	4,539,698	21,902,820
Container Corp. of India Ltd.	226,492	4,127,650
Dabur India Ltd.	3,519,392	14,606,383
Divi’s Laboratories Ltd.	545,646	6,206,103
Dr. Reddy’s Laboratories Ltd.	757,226	32,345,574
Eicher Motors Ltd.	86,644	31,336,444
GAIL (India) Ltd.	2,133,572	16,529,737
Glenmark Pharmaceuticals Ltd.	920,745	12,772,264
Godrej Consumer Products Ltd.	802,885	19,842,654
Grasim Industries Ltd.	1,127,233	16,729,722
Havells India Ltd.	1,634,593	9,949,350
HCL Technologies Ltd.	3,717,609	46,810,879
Hero Motocorp Ltd.	328,226	15,438,029
Hindalco Industries Ltd.	7,398,525	20,442,800
Hindustan Petroleum Corp. Ltd.	2,570,308	20,716,562
Hindustan Unilever Ltd.	4,265,758	55,362,546
Housing Development Finance Corp. Ltd.	9,890,235	203,093,080
ICICI Bank Ltd.	7,221,218	29,910,386
Idea Cellular Ltd.	8,202,877	14,243,422
IDFC Bank Ltd.	8,443,743	7,909,830
Indiabulls Housing Finance Ltd.	1,957,898	25,568,772
Infosys Ltd.	12,063,049	183,046,457
ITC Ltd.	22,245,247	87,422,256
JSW Steel Ltd.	5,666,360	15,877,486
Larsen & Toubro Ltd.	2,070,866	45,602,118

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
LIC Housing Finance Ltd.	1,999,266	$16,804,697
Lupin Ltd.	1,460,207	32,262,162
Mahindra & Mahindra Financial Services Ltd.	1,880,002	8,218,118
Mahindra & Mahindra Ltd.	2,456,061	48,303,070
Marico Ltd.	2,995,597	12,625,564
Maruti Suzuki India Ltd.	700,072	62,144,096
Motherson Sumi Systems Ltd.	2,596,511	13,628,825
Nestle India Ltd.	153,768	14,414,292
NTPC Ltd.	10,929,841	26,694,409
Oil & Natural Gas Corp. Ltd.	8,326,335	24,154,561
Piramal Enterprises Ltd.	523,130	14,464,753
Power Finance Corp. Ltd.	4,181,648	8,523,903
Reliance Industries Ltd.	8,507,644	157,869,994
Shree Cement Ltd.	55,755	13,463,723
Shriram Transport Finance Co. Ltd.	976,027	13,593,245
Siemens Ltd.	484,682	8,770,860
State Bank of India	10,216,657	41,222,656
Sun Pharmaceuticals Industries Ltd.	6,343,476	64,557,867
Tata Consultancy Services Ltd.	3,104,828	114,769,567
Tata Motors Ltd.	10,398,806	71,189,203
Tata Motors Ltd. Class A	2,484,577	10,278,119
Tata Power Co. Ltd.	7,618,527	9,431,986
Tata Steel Ltd.	1,982,047	14,339,808
Tech Mahindra Ltd.	2,755,044	20,621,924
Titan Co. Ltd.	2,021,739	13,248,214
Ultratech Cement Ltd.	543,086	30,724,575
United Spirits Ltd.[a]	428,815	15,072,436
UPL Ltd.	2,351,198	25,313,207
Vedanta Ltd.	6,838,115	26,555,587
Wipro Ltd.	3,992,843	29,252,671
Yes Bank Ltd.	2,040,868	44,436,818
Zee Entertainment Enterprises Ltd.	3,869,833	29,549,211

		2,406,310,336
INDONESIA — 2.46%
Adaro Energy Tbk PT	96,494,400	12,264,398
AKR Corporindo Tbk PT	11,449,200	5,451,591
Astra International Tbk PT	133,042,300	81,804,654
Bank Central Asia Tbk PT	81,099,900	93,955,718

Security	Shares	Value
Bank Danamon Indonesia Tbk PT	23,686,516	$8,791,861
Bank Mandiri Persero Tbk PT	61,464,400	52,080,663
Bank Negara Indonesia Persero Tbk PT	49,443,476	23,171,995
Bank Rakyat Indonesia Persero Tbk PT	72,980,822	65,395,982
Bumi Serpong Damai Tbk PT	51,398,900	7,053,088
Charoen Pokphand Indonesia Tbk PT	49,256,545	11,449,857
Gudang Garam Tbk PT	3,191,800	15,760,350
Hanjaya Mandala Sampoerna Tbk PT	60,769,800	17,634,907
Indocement Tunggal Prakarsa Tbk PT	9,710,200	11,031,008
Indofood CBP Sukses Makmur Tbk PT	15,064,900	9,404,266
Indofood Sukses Makmur Tbk PT	29,178,300	17,776,971
Jasa Marga Persero Tbk PT	13,842,595	4,961,578
Kalbe Farma Tbk PT	140,773,515	16,150,531
Lippo Karawaci Tbk PT	122,850,300	6,770,769
Matahari Department Store Tbk PT	15,655,300	16,023,909
Media Nusantara Citra Tbk PT	32,438,700	4,037,811
Pakuwon Jati Tbk PT	111,752,700	4,944,068
Perusahaan Gas Negara Persero Tbk PT	71,970,600	15,272,705
Semen Indonesia Persero Tbk PT	19,413,100	14,011,029
Summarecon Agung Tbk PT	66,320,000	6,813,017
Surya Citra Media Tbk PT	37,915,200	8,387,061
Telekomunikasi Indonesia Persero Tbk PT	331,316,700	95,648,567
Tower Bersama Infrastructure Tbk PT	15,055,500	5,644,684
Unilever Indonesia Tbk PT	10,030,500	31,721,381
United Tractors Tbk PT	11,185,653	20,675,341
Waskita Karya Persero Tbk PT	30,833,900	5,733,959
XL Axiata Tbk PTa	24,280,200	5,443,746

		695,267,465

SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
MALAYSIA — 2.41%
AirAsia Bhd	9,316,100	$5,665,196
Alliance Financial Group Bhd	7,012,700	6,017,655
AMMB Holdings Bhd	12,377,775	12,907,455
Astro Malaysia Holdings Bhd	9,584,400	6,152,149
Axiata Group Bhd[c]	17,504,800	17,465,375
Berjaya Sports Toto Bhd	6,538,092	4,299,826
British American Tobacco Malaysia Bhd	929,700	10,155,507
CIMB Group Holdings Bhd	20,051,600	22,445,147
Dialog Group Bhd	21,455,812	8,118,415
DiGi.Com Bhd[c]	23,026,700	26,138,416
Felda Global Ventures Holdings Bhd[c]	8,277,400	3,504,845
Gamuda Bhd	11,380,900	12,585,635
Genting Bhd	14,797,700	30,828,542
Genting Malaysia Bhd	19,857,700	23,480,389
Genting Plantations Bhd	1,873,700	4,844,612
HAP Seng Consolidated Bhd[c]	3,623,200	7,376,966
Hartalega Holdings Bhd[c]	4,121,400	4,511,262
Hong Leong Bank Bhd[c]	3,960,000	12,111,892
Hong Leong Financial Group Bhd	1,313,800	4,456,268
IHH Healthcare Bhd	19,514,800	26,415,304
IJM Corp. Bhd	19,410,340	14,645,189
IOI Corp. Bhd[c]	15,064,720	15,879,029
IOI Properties Group Bhd	11,846,285	5,629,653
Kuala Lumpur Kepong Bhd	2,777,400	15,100,549
Lafarge Malaysia Bhd	2,593,000	3,854,459
Malayan Banking Bhd[c]	22,635,100	43,842,761
Malaysia Airports Holdings Bhd	5,053,600	7,375,524
Maxis Bhd[c]	12,411,900	17,639,434
MISC Bhd	7,148,000	11,945,532
Petronas Chemicals Group Bhd	15,753,600	25,723,784
Petronas Dagangan Bhd	1,324,700	7,309,718
Petronas Gas Bhd	4,570,800	20,609,778
PPB Group Bhd	3,225,100	12,014,224
Public Bank Bhd	17,802,130	80,029,395
RHB Bank Bhd	4,998,725	5,449,061
RHB Bank Bhd New	3,214,200	7
Sapurakencana Petroleum Bhd[a]	25,346,600	10,846,518

Security	Shares	Value
Sime Darby Bhd	15,304,973	$30,885,711
Telekom Malaysia Bhd[c]	7,312,500	10,145,270
Tenaga Nasional Bhd	22,258,250	67,877,636
UMW Holdings Bhd[c]	3,297,100	4,113,949
Westports Holdings Bhd	6,221,800	5,619,238
YTL Corp. Bhd	28,913,862	10,093,803
YTL Power International Bhd	15,938,343	5,348,678

		681,459,756
MEXICO — 3.42%
Alfa SAB de CV	18,340,900	23,567,429
America Movil SAB de CV	217,280,900	138,566,804
Arca Continental SAB de CV	2,729,536	15,360,573
Cemex SAB de CV CPO[a]	92,224,505	78,465,385
Coca-Cola Femsa SAB de CV Series L	3,285,293	21,682,581
El Puerto de Liverpool SAB de CV Series C1	1,228,990	8,625,106
Fibra Uno Administracion SA de CV	16,759,600	24,360,530
Fomento Economico Mexicano SAB de CV	12,005,400	97,170,916
Gentera SAB de CV	6,776,100	8,971,421
Gruma SAB de CV Series B	1,411,075	18,697,877
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,375,800	20,655,565
Grupo Aeroportuario del Sureste SAB de CV Series B	1,382,010	21,957,734
Grupo Bimbo SAB de CV	10,875,000	25,793,975
Grupo Carso SAB de CV Series A1	3,766,341	16,059,850
Grupo Financiero Banorte SAB de CV	16,399,856	81,905,972
Grupo Financiero Inbursa SAB de CV Series Oc	15,425,000	22,127,471
Grupo Financiero Santander Mexico SAB de CV Series B	12,049,500	18,171,208
Grupo Lala SAB de CVc	3,876,400	6,404,196
Grupo Mexico SAB de CV Series B	25,027,288	76,285,800
Grupo Televisa SAB	16,053,600	82,160,001
Industrias Penoles SAB de CV	920,943	21,987,196

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Infraestructura Energetica Nova SAB de CV	3,230,900	$13,886,596
Kimberly-Clark de Mexico SAB de CV Series A	10,034,900	19,012,993
Mexichem SAB de CV	7,042,634	16,686,528
OHL Mexico SAB de CV	5,085,000	5,348,816
Promotora y Operadora de Infraestructura SAB de CV	1,719,810	16,172,076
Wal-Mart de Mexico SAB de CV	34,229,200	66,685,541

		966,770,140
PERU — 0.38%
Cia. de Minas Buenaventura SAA ADR	1,254,648	15,432,170
Credicorp Ltd.	442,490	72,842,704
Southern Copper Corp.	542,911	19,903,117

		108,177,991
PHILIPPINES — 1.17%
Aboitiz Equity Ventures Inc.	13,764,720	20,133,798
Aboitiz Power Corp.	7,488,564	6,412,591
Alliance Global Group Inc.	14,374,280	3,635,435
Ayala Corp.	1,630,056	25,579,690
Ayala Land Inc.	49,882,800	35,066,471
Bank of the Philippine Islands	5,417,002	10,140,360
BDO Unibank Inc.	12,481,901	28,709,739
DMCI Holdings Inc.	22,244,900	5,617,153
Energy Development Corp.	57,643,100	6,772,763
Globe Telecom Inc.	224,585	8,175,672
GT Capital Holdings Inc.	488,690	11,765,931
International Container Terminal Services Inc.	3,584,110	5,424,522
JG Summit Holdings Inc.	18,374,034	28,430,995
Jollibee Foods Corp.	3,117,999	12,530,363
Megaworld Corp.	68,539,400	4,968,305
Metro Pacific Investments Corp.	81,444,600	11,029,041
Metropolitan Bank & Trust Co.	3,367,566	5,432,099
PLDT Inc.	642,923	18,692,972
Robinsons Land Corp.	8,684,800	4,098,970
Security Bank Corp.	959,740	3,820,612
SM Investments Corp.	1,704,052	22,498,984
SM Prime Holdings Inc.	55,793,725	32,666,245
Universal Robina Corp.	5,859,850	18,671,234

		330,273,945

Security	Shares	Value
POLAND — 1.22%
Alior Bank SAa	592,813	$9,551,351
Bank Handlowy w Warszawie SA	227,780	4,423,376
Bank Millennium SAa	4,068,829	6,834,242
Bank Pekao SAc	1,022,160	35,231,271
Bank Zachodni WBK SA	230,777	19,952,533
CCC SA	178,782	9,929,031
Cyfrowy Polsat SAa	1,304,669	7,441,756
Eurocash SA	509,513	4,166,102
Grupa Azoty SA	285,188	4,870,254
Grupa Lotos SAa	602,445	7,215,363
Jastrzebska Spolka Weglowa SAa	329,715	5,659,890
KGHM Polska Miedz SA	905,818	28,778,436
LPP SAc	8,506	11,859,819
mBank SAa	99,286	9,688,109
Orange Polska SA	4,243,045	4,942,826
PGE Polska Grupa Energetyczna SA	5,494,656	16,063,040
Polski Koncern Naftowy ORLEN SA	2,111,580	48,988,594
Polskie Gornictwo Naftowe i Gazownictwo SA	11,564,333	17,800,702
Powszechna Kasa Oszczednosci Bank Polski SAa	5,753,248	47,155,564
Powszechny Zaklad Ubezpieczen SA	3,678,730	32,679,890
Synthos SA	3,607,701	5,224,496
Tauron Polska Energia SAa	6,945,941	5,132,026

		343,588,671
QATAR — 0.84%
Barwa Real Estate Co.	605,532	6,626,969
Commercial Bank QSC (The)	1,205,389	10,262,151
Doha Bank QSC	585,745	6,249,555
Ezdan Holding Group QSC	5,222,681	21,830,197
Industries Qatar QSC	983,651	32,281,852
Masraf Al Rayan QSC	2,410,777	26,549,168
Ooredoo QSC	529,319	15,408,943
Qatar Electricity & Water Co. QSC	192,700	11,907,312
Qatar Gas Transport Co. Ltd.	1,906,436	12,329,988
Qatar Insurance Co. SAQ	908,389	18,111,649
Qatar Islamic Bank SAQ	385,595	10,801,425
Qatar National Bank SAQ	1,580,386	65,537,463

		237,896,672

SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
RUSSIA — 3.61%
Alrosa PJSC	16,970,400	$26,862,812
Gazprom PJSC	53,420,259	120,696,944
Gazprom PJSC ADR	8,398,780	37,462,758
Inter RAO UES PJSC	161,125,002	10,945,016
Lukoil PJSC	2,124,307	112,238,514
Lukoil PJSC ADR	667,822	35,394,566
Magnit PJSC GDR[d]	1,962,934	71,568,574
MMC Norilsk Nickel PJSC	365,026	57,943,163
Mobile TeleSystems PJSC ADR	3,304,237	33,934,514
Moscow Exchange MICEX-RTS PJSC	9,276,610	19,703,743
Novatek PJSC GDR[d]	601,839	77,938,150
PhosAgro PJSC GDR[d]	691,589	9,543,928
Rosneft Oil Co. PJSC	6,700,087	38,169,098
Rosneft Oil Co. PJSC GDR	1,026,436	5,819,892
Rostelecom PJSC	6,336,510	8,522,958
RusHydro PJSC	795,082,100	13,087,586
Sberbank of Russia PJSC	61,067,081	163,420,311
Sberbank of Russia PJSC ADR	2,448,544	26,713,615
Severstal PJSC	1,416,473	20,252,210
Sistema PJSC FC GDR[d]	1,108,406	9,875,897
Surgutneftegas OJSC	36,151,160	18,008,689
Surgutneftegas OJSC ADR	1,195,097	6,023,289
Tatneft PJSC Class S	9,389,980	54,762,330
VTB Bank PJSC	29,830,502,000	33,957,090
VTB Bank PJSC GDR[d]	2,369,245	5,304,740

		1,018,150,387
SOUTH AFRICA — 6.81%
Anglo American Platinum Ltd.[a]	347,555	8,064,445
AngloGold Ashanti Ltd.[a]	2,685,240	29,892,798
Aspen Pharmacare Holdings Ltd.	2,397,757	51,945,902
Barclays Africa Group Ltd.	2,792,026	32,434,889
Bid Corp. Ltd.	2,206,442	44,359,943
Bidvest Group Ltd. (The)	2,121,028	25,137,749
Brait SEa	2,217,623	12,481,759
Capitec Bank Holdings Ltd.[c]	273,015	15,132,712
Coronation Fund Managers Ltd.	1,486,415	7,650,264
Discovery Ltd.	2,346,106	22,062,006
Exxaro Resources Ltd.	1,115,773	9,205,980

Security	Shares	Value
FirstRand Ltd.	22,123,163	$84,095,081
Fortress Income Fund Ltd.	5,149,673	13,724,587
Fortress Income Fund Ltd. Class A	5,704,866	7,589,042
Foschini Group Ltd. (The)	1,377,302	17,097,288
Gold Fields Ltd.	5,369,717	16,523,785
Growthpoint Properties Ltd.	13,889,486	28,118,776
Hyprop Investments Ltd.	1,597,445	15,321,061
Impala Platinum Holdings Ltd.[a]	4,066,745	13,692,619
Imperial Holdings Ltd.	1,038,181	13,263,000
Investec Ltd.	1,642,840	11,580,264
Liberty Holdings Ltd.	785,628	6,677,237
Life Healthcare Group Holdings Ltd.	6,288,375	16,110,355
Massmart Holdings Ltd.	708,739	8,118,529
MMI Holdings Ltd./South Africa	6,810,852	12,809,401
Mondi Ltd.	776,684	17,845,324
Mr. Price Group Ltd.	1,606,227	20,876,039
MTN Group Ltd.	11,068,522	101,368,368
Naspers Ltd. Class N	2,875,937	461,220,701
Nedbank Group Ltd.	1,316,379	24,656,946
Netcare Ltd.	6,307,458	15,334,646
New Europe Property Investments PLC	1,573,545	17,768,547
Pick n Pay Stores Ltd.	2,354,644	12,502,296
Pioneer Foods Group Ltd.	831,758	10,412,237
PSG Group Ltd.	609,669	11,719,348
Rand Merchant Investment Holdings Ltd.	4,311,649	13,251,398
Redefine Properties Ltd.	30,511,486	25,356,258
Remgro Ltd.	3,475,263	59,329,222
Resilient REIT Ltd.	1,922,148	17,634,385
RMB Holdings Ltd.	4,671,338	22,645,990
Sanlam Ltd.	9,268,418	48,021,459
Sappi Ltd.	3,596,923	22,497,269
Sasol Ltd.	3,626,862	103,426,569
Shoprite Holdings Ltd.	2,859,738	41,376,561
Sibanye Gold Ltd.	4,826,243	9,707,833
SPAR Group Ltd. (The)	1,236,156	16,869,560
Standard Bank Group Ltd.	8,510,441	93,178,919
Steinhoff International Holdings NV Class H	19,499,153	104,099,836
Telkom SA SOC Ltd.	1,745,446	9,096,870

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Tiger Brands Ltd.	1,082,667	$34,598,991
Truworths International Ltd.	2,929,098	19,522,841
Tsogo Sun Holdings Ltd.	2,164,245	4,578,338
Vodacom Group Ltd.	2,414,306	27,360,289
Woolworths Holdings Ltd./South Africa	6,494,506	34,756,531

		1,924,103,043
SOUTH KOREA — 13.84%
AmorePacific Corp.	210,546	56,046,293
AmorePacific Group	184,534	21,215,494
BGF retail Co. Ltd.	131,792	11,888,379
BNK Financial Group Inc.	1,712,930	13,149,001
Celltrion Inc.[a,c]	524,384	47,070,507
Cheil Worldwide Inc.	462,787	7,755,749
CJ CheilJedang Corp.	51,802	16,698,500
CJ Corp.	95,870	14,625,315
CJ E&M Corp.	125,486	8,667,218
CJ Korea Express Corp.[a,c]	46,218	7,050,723
Coway Co. Ltd.	352,749	27,920,438
Daelim Industrial Co. Ltd.[a]	184,253	13,622,419
Daewoo Engineering & Construction Co. Ltd.[a,c]	837,077	4,537,946
DGB Financial Group Inc.	1,111,494	10,222,894
Dongbu Insurance Co. Ltd.	329,497	17,804,348
Dongsuh Cos. Inc.	236,475	5,332,843
Doosan Heavy Industries & Construction Co. Ltd.[c]	318,668	6,918,682
E-MART Inc.	128,837	23,699,400
GS Engineering & Construction Corp.[a,c]	328,408	8,654,927
GS Holdings Corp.	336,794	16,530,681
GS Retail Co. Ltd.	179,631	8,356,039
Hana Financial Group Inc.	1,949,174	60,763,549
Hankook Tire Co. Ltd.[a]	492,247	26,032,607
Hanmi Pharm Co. Ltd.[a,c]	36,822	10,453,117
Hanmi Science Co. Ltd.[a,c]	82,429	4,782,085
Hanon Systems	1,237,852	10,027,614
Hanssem Co. Ltd.[c]	70,084	13,759,583
Hanwha Chemical Corp.	703,968	15,782,082
Hanwha Corp.	297,323	9,571,132
Hanwha Life Insurance Co. Ltd.[a]	1,466,777	8,444,588
Hanwha Techwin Co. Ltd.[a]	234,051	9,086,747
Hotel Shilla Co. Ltd.[c]	219,257	9,908,497
Hyosung Corp.	138,659	16,125,278

Security	Shares	Value
Hyundai Department Store Co. Ltd.	100,212	$8,809,262
Hyundai Development Co. Engineering & Construction	360,699	13,971,803
Hyundai Engineering & Construction Co. Ltd.	479,438	20,267,200
Hyundai Glovis Co. Ltd.	123,015	16,699,361
Hyundai Heavy Industries Co. Ltd.[a]	275,921	40,140,619
Hyundai Marine & Fire Insurance Co. Ltd.	384,139	11,006,945
Hyundai Mobis Co. Ltd.	447,143	100,837,024
Hyundai Motor Co.	1,003,751	132,709,064
Hyundai Steel Co.	518,921	28,682,346
Hyundai Wia Corp.	104,963	6,210,059
Industrial Bank of Korea[a]	1,661,096	18,142,415
Kakao Corp.[a,c]	199,766	15,087,346
Kangwon Land Inc.[a]	768,482	24,024,620
KB Financial Group Inc.	2,607,695	108,159,094
KCC Corp.	37,791	11,580,439
KEPCO Plant Service & Engineering Co. Ltd.[a]	149,025	8,026,197
Kia Motors Corp.	1,722,246	58,258,598
Korea Aerospace Industries Ltd. Class Aa	426,950	22,012,987
Korea Electric Power Corp.[a]	1,681,792	64,847,341
Korea Gas Corp.[a]	189,029	8,183,037
Korea Investment Holdings Co. Ltd.[a]	258,322	10,828,621
Korea Zinc Co. Ltd.[a]	55,348	20,386,860
Korean Air Lines Co. Ltd.[a]	243,415	6,221,263
KT Corp.	170,925	4,602,844
KT&G Corp.	763,246	69,186,571
Kumho Petrochemical Co. Ltd.[c]	121,895	8,268,270
LG Chem Ltd.	300,789	75,280,378
LG Corp.	619,740	34,419,343
LG Display Co. Ltd.	1,531,173	37,102,932
LG Electronics Inc.	695,347	36,773,602
LG Household & Health Care Ltd.	61,892	48,057,640
LG Innotek Co. Ltd.	93,175	9,888,127
LG Uplus Corp.	848,784	9,608,167
Lotte Chemical Corp.[a]	101,263	32,642,373

SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Lotte Chilsung Beverage Co. Ltd.[a]	4,127	$5,503,883
Lotte Confectionery Co. Ltd.[a]	37,583	6,497,879
Lotte Shopping Co. Ltd.	72,865	14,885,532
Mirae Asset Daewoo Co. Ltd.[a]	2,476,432	19,557,407
NAVER Corp.	184,023	126,289,496
NCsoft Corp.	115,644	28,022,513
NH Investment & Securities Co. Ltd.[a]	914,694	9,383,551
OCI Co. Ltd.[c]	110,384	8,697,957
Orion Corp./Republic of Korea	23,542	14,865,344
Ottogi Corp.	8,052	5,326,461
POSCO	485,576	121,742,910
Posco Daewoo Corp.	304,954	6,620,934
S-1 Corp.	127,262	10,241,735
S-Oil Corp.	295,146	22,551,947
Samsung Biologics Co. Ltd.[a,c]	103,020	14,987,212
Samsung C&T Corp.	497,611	54,128,811
Samsung Card Co. Ltd.	231,750	8,679,737
Samsung Electro-Mechanics Co. Ltd.	365,922	18,931,185
Samsung Electronics Co. Ltd.	645,647	1,097,442,878
Samsung Fire & Marine Insurance Co. Ltd.	217,811	49,119,438
Samsung Heavy Industries Co. Ltd.[a,c]	1,607,167	15,918,877
Samsung Life Insurance Co. Ltd.	460,774	43,601,873
Samsung SDI Co. Ltd.[c]	361,338	41,222,730
Samsung SDS Co. Ltd.	228,992	26,326,739
Samsung Securities Co. Ltd.	364,968	10,699,703
Shinhan Financial Group Co. Ltd.	2,761,118	114,034,234
Shinsegae Inc.	49,125	8,667,201
SK Holdings Co. Ltd.	300,582	57,949,924
SK Hynix Inc.	3,820,436	157,784,091
SK Innovation Co. Ltd.	424,181	57,957,961
SK Networks Co. Ltd.	847,135	5,551,422
SK Telecom Co. Ltd.	131,167	26,854,000
Woori Bank[a]	2,014,143	23,690,561
Yuhan Corp.	54,336	10,763,886

		3,907,927,435

Security	Shares	Value
TAIWAN — 12.28%
Acer Inc.[c]	19,271,121	$9,251,844
Advanced Semiconductor Engineering Inc.[c]	41,414,701	51,425,483
Advantech Co. Ltd.	2,117,370	18,021,783
Asia Cement Corp.	15,267,077	15,106,324
Asia Pacific Telecom Co. Ltd.[a]	13,319,000	4,465,172
Asustek Computer Inc.	4,629,968	41,818,677
AU Optronics Corp.[c]	56,944,000	22,611,903
Casetek Holdings Ltd.	881,000	2,982,212
Catcher Technology Co. Ltd.[c]	4,300,210	35,970,966
Cathay Financial Holding Co. Ltd.	53,806,644	84,501,133
Chailease Holding Co. Ltd.[c]	6,727,932	14,430,996
Chang Hwa Commercial Bank Ltd.	32,810,515	19,596,496
Cheng Shin Rubber Industry Co. Ltd.[c]	12,771,128	27,143,869
Chicony Electronics Co. Ltd.	3,494,933	8,235,818
China Airlines Ltd.	16,445,347	5,406,220
China Development Financial Holding Corp.	87,127,848	22,970,546
China Life Insurance Co. Ltd./Taiwan	22,951,822	22,523,392
China Steel Corp.[c]	77,260,313	64,879,199
Chunghwa Telecom Co. Ltd.	24,885,410	82,617,925
Compal Electronics Inc.	27,320,908	17,118,085
CTBC Financial Holding Co. Ltd.	115,375,772	68,909,643
Delta Electronics Inc.	12,807,000	71,280,844
E.Sun Financial Holding Co. Ltd.	51,731,458	31,402,402
Eclat Textile Co. Ltd.[c]	1,242,360	12,494,971
EVA Airways Corp.	13,142,878	6,523,635
Evergreen Marine Corp. Taiwan Ltd.[a]	11,076,808	5,245,742
Far Eastern New Century Corp.	20,690,038	18,519,246
Far EasTone Telecommunications Co. Ltd.	10,498,000	25,285,270
Feng TAY Enterprise Co. Ltd.[c]	2,195,529	9,289,917

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
First Financial Holding Co. Ltd.	62,350,588	$36,833,797
Formosa Chemicals & Fibre Corp.[c]	21,210,090	67,102,405
Formosa Petrochemical Corp.	7,584,000	26,412,616
Formosa Plastics Corp.	27,101,280	81,682,703
Formosa Taffeta Co. Ltd.	4,998,000	5,075,515
Foxconn Technology Co. Ltd.	6,146,637	18,345,781
Fubon Financial Holding Co. Ltd.	43,857,969	71,018,405
Giant Manufacturing Co. Ltd.[c]	1,865,203	11,534,772
Highwealth Construction Corp.	5,388,170	8,751,271
Hiwin Technologies Corp.[c]	1,353,972	8,637,639
Hon Hai Precision Industry Co. Ltd.	101,684,592	296,215,307
Hotai Motor Co. Ltd.[c]	1,644,000	18,808,599
HTC Corp.[a,c]	4,380,708	11,249,951
Hua Nan Financial Holdings Co. Ltd.	48,555,958	26,709,056
Innolux Corp.[c]	58,677,002	23,873,013
Inventec Corp.	16,643,281	12,351,028
Largan Precision Co. Ltd.	662,000	98,254,431
Lite-On Technology Corp.	14,166,246	23,746,047
MediaTek Inc.	9,777,338	71,284,968
Mega Financial Holding Co. Ltd.	71,285,162	55,453,167
Merida Industry Co. Ltd.[c]	1,417,500	7,243,559
Micro-Star International Co. Ltd.	4,300,000	9,951,015
Nan Ya Plastics Corp.	31,147,160	75,628,693
Nanya Technology Corp.[c]	4,513,000	6,683,532
Nien Made Enterprise Co. Ltd.	997,000	9,751,444
Novatek Microelectronics Corp.[c]	3,763,000	14,085,147
OBI Pharma Inc.[a,c]	741,000	8,429,362
Pegatron Corp.	12,697,414	33,351,712
Phison Electronics Corp.	991,535	8,697,534
Pou Chen Corp.	14,460,220	19,626,383
Powertech Technology Inc.	4,484,300	13,019,336
President Chain Store Corp.	3,796,000	27,861,344
Quanta Computer Inc.	17,779,000	36,861,761
Realtek Semiconductor Corp.	3,065,637	11,424,982
Ruentex Development Co. Ltd.[a,c]	5,464,025	6,873,714

Security	Shares	Value
Ruentex Industries Ltd.[c]	3,641,598	$6,910,188
Shin Kong Financial Holding Co. Ltd.[a]	53,502,865	14,436,466
Siliconware Precision Industries Co. Ltd.	14,260,509	22,465,169
SinoPac Financial Holdings Co. Ltd.	65,208,021	19,844,581
Standard Foods Corp.	2,624,438	6,577,432
Synnex Technology International Corp.[c]	9,232,834	10,142,339
TaiMed Biologics Inc.[a,c]	1,074,000	6,414,601
Taishin Financial Holding Co. Ltd.	55,554,144	21,969,595
Taiwan Business Bank	26,414,556	7,230,505
Taiwan Cement Corp.	21,907,296	26,846,215
Taiwan Cooperative Financial Holding Co. Ltd.	50,523,219	24,091,173
Taiwan Fertilizer Co. Ltd.	4,674,000	6,465,572
Taiwan Mobile Co. Ltd.	10,596,600	37,249,428
Taiwan Semiconductor Manufacturing Co. Ltd.	161,581,000	993,988,608
Teco Electric and Machinery Co. Ltd.	12,476,000	11,248,237
Transcend Information Inc.[c]	1,292,000	3,629,131
Uni-President Enterprises Corp.	31,640,839	56,230,241
United Microelectronics Corp.	77,393,000	32,117,459
Vanguard International Semiconductor Corp.[c]	6,043,000	11,939,073
Wistron Corp.	16,374,146	13,723,510
WPG Holdings Ltd.[c]	9,797,532	12,436,856
Yuanta Financial Holding Co. Ltd.	62,920,635	26,623,537
Yulon Motor Co. Ltd.	5,385,000	5,012,808
Zhen Ding Technology Holding Ltd.	2,638,075	6,568,677

		3,467,021,103
THAILAND — 2.22%
Advanced Info Service PCL NVDR	6,776,000	32,418,731
Airports of Thailand PCL NVDR[c]	27,922,000	30,997,336
Bangkok Bank PCL Foreign	1,609,800	8,900,930
Bangkok Dusit Medical Services PCL NVDR	25,627,200	14,757,179

SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Bangkok Expressway & Metro PCL	46,159,300	$9,322,974
Banpu PCL NVDR	11,788,800	6,619,601
BEC World PCL NVDR	6,837,600	3,075,456
Berli Jucker PCL NVDR	7,586,400	9,997,691
BTS Group Holdings PCL NVDR	36,253,100	8,516,578
Bumrungrad Hospital PCL NVDR	2,394,200	12,072,000
Central Pattana PCL NVDR[c]	9,243,100	14,564,195
Charoen Pokphand Foods PCL NVDR	18,024,300	14,458,478
CP ALL PCL NVDR	32,526,600	55,910,845
Delta Electronics Thailand PCL NVDR	3,292,000	8,723,840
Electricity Generating PCL NVDR	796,900	4,725,854
Energy Absolute PCL NVDR[c]	7,129,300	5,106,144
Glow Energy PCL NVDR	3,540,200	7,910,948
Home Product Center PCL NVDR	26,155,714	7,380,894
Indorama Ventures PCL NVDR	9,679,980	9,844,846
IRPC PCL NVDR	67,193,600	9,548,073
Kasikornbank PCL Foreign	7,744,900	42,268,509
Kasikornbank PCL NVDR	3,672,100	20,146,027
KCE Electronics PCL NVDR	1,579,100	4,444,760
Krung Thai Bank PCL NVDR	23,224,100	13,040,706
Minor International PCL NVDR[c]	14,238,720	13,971,327
PTT Exploration & Production PCL NVDR	9,000,739	23,980,998
PTT Global Chemical PCL NVDR	13,646,430	27,855,442
PTT PCL NVDR	6,552,300	74,523,015
Robinson Department Store PCL NVDR	3,276,600	5,773,041
Siam Cement PCL (The) Foreign	2,051,800	30,331,289
Siam Cement PCL (The) NVDR	592,300	8,755,835
Siam Commercial Bank PCL (The) NVDR	11,567,700	51,035,676
Thai Oil PCL NVDR	5,515,300	11,889,998
Thai Union Group PCL NVDR	12,482,100	7,259,218

Security	Shares	Value
TMB Bank PCL NVDR	87,587,700	$6,122,645
True Corp. PCL NVDR[c]	65,599,401	11,745,893

		627,996,972
TURKEY — 1.05%
Akbank TAS	14,527,038	34,799,857
Anadolu Efes Biracilik ve Malt Sanayii AS	1,351,497	7,376,679
Arcelik AS	1,573,376	9,056,150
BIM Birlesik Magazalar AS	1,407,412	20,329,802
Coca-Cola Icecek AS	491,620	4,751,405
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,740,642	10,993,001
Enka Insaat ve Sanayi AS	1	1
Eregli Demir ve Celik Fabrikalari TAS	9,199,490	15,063,670
Ford Otomotiv Sanayi AS	467,326	4,717,576
Haci Omer Sabanci Holding AS	6,099,685	16,932,359
KOC Holding AS	4,170,923	17,051,160
Petkim Petrokimya Holding AS	4,448,440	5,297,514
TAV Havalimanlari Holding AS	1,089,373	4,555,571
Tofas Turk Otomobil Fabrikasi AS	827,486	6,199,986
Tupras Turkiye Petrol Rafinerileri AS	821,878	19,291,794
Turk Hava Yollari AOa,c	3,495,191	5,260,707
Turk Telekomunikasyon AS	2,979,325	4,730,652
Turkcell Iletisim Hizmetleri ASa	5,764,540	18,878,249
Turkiye Garanti Bankasi AS	15,079,723	35,832,840
Turkiye Halk Bankasi AS	4,096,385	12,726,392
Turkiye Is Bankasi Class C	10,409,935	18,164,872
Turkiye Sise ve Cam Fabrikalari AS	4,865,020	5,257,161
Turkiye Vakiflar Bankasi Tao Class Dc	4,983,655	7,281,225
Ulker Biskuvi Sanayi ASc	1,010,030	5,142,588
Yapi ve Kredi Bankasi ASa,c	5,637,167	5,982,769

		295,673,980
UNITED ARAB EMIRATES — 0.81%
Abu Dhabi Commercial Bank PJSC	13,021,979	25,139,777
Aldar Properties PJSC	21,041,833	13,750,960

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
DP World Ltd.	1,092,595	$23,130,236
Dubai Islamic Bank PJSC	8,193,680	13,944,316
DXB Entertainments PJSC[a]	16,808,821	4,943,098
Emaar Malls PJSC	12,852,933	9,169,417
Emaar Properties PJSC	23,246,110	47,156,847
Emirates Telecommunications Group Co. PJSC	11,524,789	55,231,119
First Gulf Bank PJSC	5,911,681	21,972,620
National Bank of Abu Dhabi PJSC	4,497,459	12,858,630

		227,297,020

TOTAL COMMON STOCKS
(Cost: $25,573,286,834)		26,796,126,968

PREFERRED STOCKS — 4.62%

BRAZIL — 3.44%
Banco Bradesco SA	18,197,749	195,489,801
Braskem SA Class A	1,023,800	10,639,490
Centrais Eletricas Brasileiras SA Class B	1,625,537	12,853,812
Cia. Brasileira de Distribuicao	1,042,886	19,258,695
Cia. Energetica de Minas Gerais	4,960,302	17,044,561
Cia. Paranaense de Energia Class B	687,675	7,449,260
Gerdau SA	6,051,885	25,191,871
Itau Unibanco Holding SA	21,204,953	272,849,331
Itausa-Investimentos Itau SA	25,476,430	82,219,016
Lojas Americanas SA	3,841,924	20,253,151
Petroleo Brasileiro SA	25,670,327	125,257,333
Suzano Papel e Celulose SA Class A	2,657,200	11,488,055
Telefonica Brasil SA	2,922,167	43,123,333
Vale SA	12,622,151	127,844,416

		970,962,125
CHILE — 0.09%
Embotelladora Andina SA Class B	1,719,217	6,580,863
Sociedad Quimica y Minera de Chile SA Series B	640,202	20,113,905

		26,694,768
COLOMBIA — 0.15%
Bancolombia SA	2,953,223	27,588,409

Security	Shares	Value
Grupo Aval Acciones y Valores SA	21,127,173	$8,205,500
Grupo de Inversiones Suramericana SA	551,409	6,698,383

		42,492,292
RUSSIA — 0.19%
Surgutneftegas OJSC	45,672,200	24,916,550
Transneft PJSC	9,251	28,741,048

		53,657,598
SOUTH KOREA — 0.75%
AmorePacific Corp.	59,726	8,847,318
Hyundai Motor Co.	151,828	13,145,223
Hyundai Motor Co. Series 2	251,299	22,668,581
LG Chem Ltd.	51,061	8,015,324
LG Household & Health Care Ltd.	13,067	6,563,835
Samsung Electronics Co. Ltd.	114,669	151,708,887

		210,949,168

TOTAL PREFERRED STOCKS
(Cost: $973,447,300)		1,304,755,951

RIGHTS — 0.01%

BRAZIL — 0.00%
Itausa – Investimentos Itau SAa	417,460	528,702

		528,702
MALAYSIA — 0.00%
IOI Properties Group Bhd[a]	2,961,571	486,925

		486,925
SOUTH KOREA — 0.01%
Korean Air Lines Co. Ltd.[a]	57,944	415,075
Samsung Securities Co. Ltd.[a]	49,142	297,699

		712,774

TOTAL RIGHTS
(Cost: $0)		1,728,401

SHORT-TERM INVESTMENTS — 5.32%

MONEY MARKET FUNDS — 5.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	1,498,811,642	1,499,411,167

SCHEDULES OF INVESTMENTS	37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	4,491,543	$4,491,543

		1,503,902,710

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,503,381,169)		1,503,902,710

TOTAL INVESTMENTS IN SECURITIES — 104.83%
(Cost: $28,050,115,303)[h]		29,606,514,030
Other Assets, Less Liabilities — (4.83)%		(1,363,343,987)

NET ASSETS — 100.00%		$28,243,170,043

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $29,494,732,368. Net unrealized appreciation was $111,781,662, of which $5,084,453,880 represented gross unrealized appreciation on securities and $4,972,672,218 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Emerging Markets E-Mini Index	2,628	Mar. 2017	ICE Futures U.S.	$115,846,367	$122,307,120	$6,460,753

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$26,796,126,961	$—	$7	$26,796,126,968
Preferred stocks	1,304,755,951	—	—	1,304,755,951
Rights	—	1,728,401	—	1,728,401
Money market funds	1,503,902,710	—	—	1,503,902,710

Total	$29,604,785,622	$1,728,401	$7	$29,606,514,030

Derivative financial instruments[a]:
Assets:
Futures contracts	$6,460,753	$—	$—	$6,460,753

Total	$6,460,753	$—	$—	$6,460,753

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)

ASSETS
Investments, at cost:
Unaffiliated	$—	$—	$3,474,726,381
Affiliated (Note 2)	375,264,361	5,871,098	87,853,006

Total cost of investments	$375,264,361	$5,871,098	$3,562,579,387

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$—	$3,664,202,977
Affiliated (Note 2)	375,140,578	5,949,924	87,882,263

Total fair value of investments	375,140,578	5,949,924	3,752,085,240
Foreign currency, at value[b]	—	—	4,749,164
Cash	—	—	2,260,078
Receivables:
Investment securities sold	5,874,771	116,176	8,511,309
Dividends and interest	42,135	3	8,448,848
Unrealized appreciation on forward currency contracts (Note 1)	1,016,922	15,802	—
Foreign currency, at value	—	—	1,913

Total Assets	382,074,406	6,081,905	3,776,056,552

LIABILITIES
Payables:
Investment securities purchased	—	—	8,663,485
Collateral for securities on loan (Note 1)	110,782,121	—	87,847,503
Securities related to in-kind transactions (Note 4)	—	—	74,930
Unrealized depreciation on forward currency contracts (Note 1)	6,429,480	128,014	—
Investment advisory fees (Note 2)	—	137	646,327

Total Liabilities	117,211,601	128,151	97,232,245

NET ASSETS	$264,862,805	$5,953,754	$3,678,824,307

Net assets consist of:
Paid-in capital	$283,576,570	$6,020,926	$4,101,384,280
Undistributed (distributions in excess of) net investment income	80,823	(345)	1,294,200
Accumulated net realized loss	(13,258,247)	(33,441)	(613,817,207)
Net unrealized appreciation (depreciation)	(5,536,341)	(33,386)	189,963,034

NET ASSETS	$264,862,805	$5,953,754	$3,678,824,307

Shares outstanding[c]	11,950,000	250,000	70,700,000

Net asset value per share	$22.16	$23.82	$52.03

[a]	Securities on loan with values of $100,436,746, $ — and $81,043,097, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $4,741,282, respectively.
[c]	$0.001 par value, number of shares authorized: 250 million, 25 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

iShares MSCI Emerging Markets ETF (Consolidated)

ASSETS
Investments, at cost:
Unaffiliated	$26,546,734,134
Affiliated (Note 2)	1,503,381,169

Total cost of investments	$28,050,115,303

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$28,102,611,320
Affiliated (Note 2)	1,503,902,710

Total fair value of investments	29,606,514,030
Foreign currency, at value[b]	9,557,230
Cash pledged to broker	4,217,010
Cash	28,657,802
Receivables:
Investment securities sold	77,050,079
Dividends and interest	85,631,020
Tax reclaims	102,175

Total Assets	29,811,729,346

LIABILITIES
Payables:
Investment securities purchased	53,790,305
Collateral for securities on loan (Note 1)	1,498,771,530
Futures variation margin	939,908
Foreign taxes (Note 1)	68,419
Professional fees (Note 10)	5,619
Investment advisory fees (Note 2)	14,983,522

Total Liabilities	1,568,559,303

NET ASSETS	$28,243,170,043

Net assets consist of:
Paid-in capital	$39,065,326,735
Distributions in excess of net investment income	(97,470,731)
Accumulated net realized loss	(12,292,061,857)
Net unrealized appreciation	1,567,375,896

NET ASSETS	$28,243,170,043

Shares outstanding[c]	738,900,000

Net asset value per share	$38.22

[a]	Securities on loan with a value of $1,430,424,286. See Note 1.
[b]	Cost of foreign currency: $9,545,918.
[c]	$0.001 par value, number of shares authorized: 2 billion.

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$—	$26,635,546
Dividends — affiliated (Note 2)	2,269,792	137,038	7,653
Interest — unaffiliated	—	—	98
Securities lending income — affiliated — net (Note 2)	144,117	—	1,652,117

	2,413,909	137,038	28,295,414
Less: Other foreign taxes (Note 1)	—	—	(171,004)

Total investment income	2,413,909	137,038	28,124,410

EXPENSES
Investment advisory fees (Note 2)	786,800	25,475	13,825,067
Mauritius income taxes (Note 1)	—	—	52,265
Commitment fees (Note 9)	—	—	11,080
Interest expense (Note 9)	—	—	20,247

Total expenses	786,800	25,475	13,908,659
Less investment advisory fees waived (Note 2)	(786,800)	(24,495)	(8,916,518)

Net expenses	—	980	4,992,141

Net investment income	2,413,909	136,058	23,132,269

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(6)	(167,427,165)
Investments — affiliated (Note 2)	(2,156,452)	(16,097)	5,503
In-kind redemptions — unaffiliated	—	—	48,706,475
In-kind redemptions — affiliated (Note 2)	2,382,792	27,285	—
Foreign currency transactions	(2,633,387)	61,571	(974,761)
Realized gain distributions from affiliated funds	6	—	445

Net realized gain (loss)	(2,407,041)	72,753	(119,689,503)

Net change in unrealized appreciation/depreciation on:
Investments	13,951,180	(246,896)	7,958,458
Forward currency contracts	(4,408,072)	(84,772)	—
Translation of assets and liabilities in foreign currencies	—	—	501,118

Net change in unrealized appreciation/depreciation	9,543,108	(331,668)	8,459,576

Net realized and unrealized gain (loss)	7,136,067	(258,915)	(111,229,927)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,549,976	$(122,857)	$(88,097,658)

[a]	Net of foreign withholding tax of $ —, $ — and $3,161,506, respectively.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

iShares MSCI Emerging Markets ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$203,437,624
Dividends — affiliated (Note 2)	110,015
Interest — unaffiliated	6,417
Miscellaneous income	136
Securities lending income — affiliated — net (Note 2)[b]	9,857,454
Foreign withholding tax claims (Note 10)	249,147

213,660,793
Less: Other foreign taxes (Note 1)	(1,458,694)

Total investment income	212,202,099

EXPENSES
Investment advisory fees (Note 2)	98,167,699
Mauritius income taxes (Note 1)	479,059
Commitment fees (Note 9)	133,511
Interest expense (Note 9)	7,815
Professional fees (Note 10)	25,722

Total expenses	98,813,806

Net investment income	113,388,293

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(731,808,816)
Investments — affiliated (Note 2)	118,096
In-kind redemptions — unaffiliated	238,286,576
Futures contracts	8,867,523
Foreign currency transactions	(3,591,465)
Realized gain distributions from affiliated funds	5,679

Net realized loss	(488,122,407)

Net change in unrealized appreciation/depreciation on:
Investments	1,636,370,071
Futures contracts	(2,726,878)
Translation of assets and liabilities in foreign currencies	4,790,077

Net change in unrealized appreciation/depreciation	1,638,433,270

Net realized and unrealized gain	1,150,310,863

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,263,699,156

[a]	Net of foreign withholding tax of $27,766,162.
[b]	Net of securities lending income tax paid of $410,744.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Currency Hedged MSCI Emerging Markets ETF		iShares Edge MSCI Min Vol EM Currency Hedged ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Period from October 29, 2015 [a] to August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,413,909	$4,831,535	$136,058	$105,245
Net realized gain (loss)	(2,407,041)	(8,044,500)	72,753	(106,194)
Net change in unrealized appreciation/depreciation	9,543,108	15,786,871	(331,668)	298,282

Net increase (decrease) in net assets resulting from operations	9,549,976	12,573,906	(122,857)	297,333

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,358,898)	(4,805,723)	(136,403)	(105,245)
From net realized gain	—	(7,816,489)	—	—
Return of capital	—	—	—	(355)

Total distributions to shareholders	(2,358,898)	(12,622,212)	(136,403)	(105,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	111,009,713	60,096,742	3,586,153	5,985,059
Cost of shares redeemed	(33,591,778)	(91,659,549)	(3,549,931)	—

Net increase (decrease) in net assets from capital share transactions	77,417,935	(31,562,807)	36,222	5,985,059

INCREASE (DECREASE) IN NET ASSETS	84,609,013	(31,611,113)	(223,038)	6,176,792

NET ASSETS
Beginning of period	180,253,792	211,864,905	6,176,792	—

End of period	$264,862,805	$180,253,792	$5,953,754	$6,176,792

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$80,823	$25,812	$(345)	$—

SHARES ISSUED AND REDEEMED
Shares sold	5,200,000	2,850,000	150,000	250,000
Shares redeemed	(1,550,000)	(4,450,000)	(150,000)	—

Net increase (decrease) in shares outstanding	3,650,000	(1,600,000)	—	250,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)		iShares MSCI Emerging Markets ETF (Consolidated)
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,132,269	$97,409,176	$113,388,293	$490,598,902
Net realized loss	(119,689,503)	(285,334,960)	(488,122,407)	(2,033,422,033)
Net change in unrealized appreciation/depreciation	8,459,576	474,631,130	1,638,433,270	3,716,580,146

Net increase (decrease) in net assets resulting from operations	(88,097,658)	286,705,346	1,263,699,156	2,173,757,015

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(55,085,636)	(81,549,891)	(294,719,321)	(501,097,523)

Total distributions to shareholders	(55,085,636)	(81,549,891)	(294,719,321)	(501,097,523)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	87,685,834	1,711,528,424	119,124,264	14,107,740,227
Cost of shares redeemed	(644,719,100)	—	(3,711,402,633)	(5,914,796,140)

Net increase (decrease) in net assets from capital share transactions	(557,033,266)	1,711,528,424	(3,592,278,369)	8,192,944,087

INCREASE (DECREASE) IN NET ASSETS	(700,216,560)	1,916,683,879	(2,623,298,534)	9,865,603,579

NET ASSETS
Beginning of period	4,379,040,867	2,462,356,988	30,866,468,577	21,000,864,998

End of period	$3,678,824,307	$4,379,040,867	$28,243,170,043	$30,866,468,577

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,294,200	$33,247,567	$(97,470,731)	$83,860,297

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	33,700,000	2,700,000	405,900,000
Shares redeemed	(12,900,000)	—	(103,950,000)	(187,200,000)

Net increase (decrease) in shares outstanding	(11,300,000)	33,700,000	(101,250,000)	218,700,000

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Emerging Markets ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Period from Sept. 23, 2014[a] to Aug. 31, 2015
Net asset value, beginning of period	$21.72	$21.40	$24.44

Income from investment operations:
Net investment income[b]	0.26	0.50	0.41
Net realized and unrealized gain (loss)[c]	0.39	1.08	(2.80)

Total from investment operations	0.65	1.58	(2.39)

Less distributions from:
Net investment income	(0.21)	(0.48)	(0.65)
Net realized gain	—	(0.78)	—

Total distributions	(0.21)	(1.26)	(0.65)

Net asset value, end of period	$22.16	$21.72	$21.40

Total return	3.04%[d]	7.84%	(10.01)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$264,863	$180,254	$211,865
Ratio of expenses to average net assets[e,f]	0.00%	0.00%	0.02%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets[e]	2.39%	2.42%	1.82%
Portfolio turnover rate[g,h]	3%[d]	11%	7%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 48 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Edge MSCI Min Vol EM Currency Hedged ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from Oct. 29, 2015[a] to Aug. 31, 2016
Net asset value, beginning of period	$24.71	$24.50

Income from investment operations:
Net investment income[b]	0.50	0.58
Net realized and unrealized gain (loss)[c]	(1.05)	0.23

Total from investment operations	(0.55)	0.81

Less distributions from:
Net investment income	(0.34)	(0.60)
Return of capital	—	(0.00)[d]

Total distributions	(0.34)	(0.60)

Net asset value, end of period	$23.82	$24.71

Total return	(2.18)%[e]	3.45%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,954	$6,177
Ratio of expenses to average net assets[f,g]	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.78%	0.78%
Ratio of net investment income to average net assets[f]	4.17%	2.88%
Portfolio turnover rate[h,i]	6%[e]	8%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than 0.01%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 47 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$53.40	$50.98	$62.47	$55.56	$55.32	$49.30

Income from investment operations:
Net investment income[b]	0.30	1.57	1.58	1.51	1.85	1.93
Net realized and unrealized gain (loss)[c]	(0.95)	2.13	(11.65)	6.94	(0.60)	5.41

Total from investment operations	(0.65)	3.70	(10.07)	8.45	1.25	7.34

Less distributions from:
Net investment income	(0.72)	(1.28)	(1.42)	(1.54)	(1.01)	(1.32)

Total distributions	(0.72)	(1.28)	(1.42)	(1.54)	(1.01)	(1.32)

Net asset value, end of period	$52.03	$53.40	$50.98	$62.47	$55.56	$55.32

Total return	(1.11)%[d]	7.48%	(16.32)%	15.44%	2.22%	15.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,678,824	$4,379,041	$2,462,357	$2,080,363	$2,455,727	$387,227
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.70%	0.71%	0.69%	0.67%	0.67%	0.69%
Ratio of net investment income to average net assets[e]	1.16%	3.12%	2.71%	2.58%	3.13%	4.08%
Portfolio turnover rate[f]	12%[d]	13%	28%	34%	23%	31%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 12%, 23%,24%, 26%, 23% and 16%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF (Consolidated)
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$36.74	$33.79	$45.11	$38.44	$39.22	$42.71

Income from investment operations:
Net investment income[a]	0.15	0.72	0.73	0.83	0.75	0.86
Net realized and unrealized gain (loss)[b]	1.73	3.00	(11.21)	6.55	(0.76)	(3.53)

Total from investment operations	1.88	3.72	(10.48)	7.38	(0.01)	(2.67)

Less distributions from:
Net investment income	(0.40)	(0.77)	(0.84)	(0.71)	(0.77)	(0.82)

Total distributions	(0.40)	(0.77)	(0.84)	(0.71)	(0.77)	(0.82)

Net asset value, end of period	$38.22	$36.74	$33.79	$45.11	$38.44	$39.22

Total return	5.22%[c]	11.28%	(23.46)%	19.34%	(0.08)%	(6.18)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,243,170	$30,866,469	$21,000,865	$44,336,401	$34,804,192	$34,256,628
Ratio of expenses to average net assets[d]	0.70%	0.72%	0.69%	0.67%	0.67%	0.68%
Ratio of expenses to average net assets prior to waived fees[d]	0.70%	0.72%	0.69%	0.68%	0.67%	0.69%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 10)[d]	0.70%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	0.80%	2.15%	1.79%	1.98%	1.78%	2.13%
Portfolio turnover rate[e]	2%[c]	23%	10%	22%	24%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cashin U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012, were 2%, 6%, 7%,7%, 9% and 10% , respectively. See Note 4.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Emerging Markets	Non-diversified
Edge MSCI Min Vol EM Currency Hedged	Non-diversified
Edge MSCI Min Vol Emerging Markets	Diversified
MSCI Emerging Markets	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

Each of the iShares Edge MSCI Min Vol Emerging Markets ETF and iShares MSCI Emerging Markets ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar

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iSHARES®, INC.

assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. However, the iShares Currency Hedged MSCI Emerging Markets ETF and iShares Edge MSCI Min Vol EM Currency Hedged ETF have elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

Each of the the iShares Edge MSCI Min Vol Emerging Markets ETF and iShares MSCI Emerging Markets ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiaries and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

On May 10, 2016, India and Mauritius signed an amendment to the DTAA. The amendment provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. Tax laws in India also include provisions that impose Indian tax on certain indirect transfers of shares of Indian companies. However, until such time that India provides more definitive authoritative guidance on the indirect transfer rules, the impact to the Funds, if any, cannot be determined. Management is continuing to monitor and assess the impact to the Funds arising from the DTAA amendment and the indirect transfer rules.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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iSHARES®, INC.

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Currency Hedged MSCI Emerging Markets
BMO Capital Markets	$15,340,362	$15,340,362	$—
Goldman Sachs & Co.	34,227,774	34,227,774	—
JPMorgan Securities LLC	50,868,610	50,868,610	—

	$100,436,746	$100,436,746	$—

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Edge MSCI Min Vol Emerging Markets
Barclays Capital Inc.	$3,084,050	$3,084,050	$—
Citigroup Global Markets Inc.	1,977,878	1,977,878	—
Credit Suisse Securities (USA) LLC	18,223,786	18,223,786	—
Deutsche Bank AG	24,911	24,911	—
Deutsche Bank Securities Inc.	6,036,274	6,036,274	—
Goldman Sachs & Co.	8,424,685	8,424,685	—
HSBC Bank PLC	2,093,251	2,093,251	—
Jefferies LLC	21,859	21,859	—
JPMorgan Securities LLC	387,764	387,764	—
Merrill Lynch, Pierce, Fenner & Smith	1,166,469	1,166,469	—
Morgan Stanley & Co. International PLC	4,175,891	4,175,891	—
Morgan Stanley & Co. LLC	24,074,741	24,074,741	—
State Street Bank & Trust Company	11,873	11,873	—
UBS AG	11,339,665	11,339,665	—

	$81,043,097	$81,043,097	$—

MSCI Emerging Markets
Barclays Capital Inc.	$7,779,622	$7,779,622	$—
BMO Capital Markets	1,938,820	1,938,820	—
BNP Paribas Prime Brokerage International Ltd.	18,748,858	18,748,858	—
Citigroup Global Markets Inc.	41,610,072	41,610,072	—
Credit Suisse Securities (Europe) Ltd.	65,403,055	48,259,237	(17,143,818)
Credit Suisse Securities (USA) LLC	32,760,091	32,760,091	—
Deutsche Bank AG	408,920	408,920	—
Deutsche Bank Securities Inc.	59,396,565	59,303,723	(92,842)
Goldman Sachs & Co.	400,095,260	400,095,260	—
Goldman Sachs International	71,029,366	66,894,887	(4,134,479)
HSBC Bank PLC	13,807,530	13,807,530	—
Jefferies LLC	78,324	72,791	(5,533)
JPMorgan Securities LLC	289,278,844	289,278,844	—
JPMorgan Securities PLC	9,298,776	9,298,776	—
Merrill Lynch, Pierce, Fenner & Smith	18,455,699	18,455,699	—
Morgan Stanley & Co. International PLC	44,798,144	44,798,144	—
Morgan Stanley & Co. LLC	146,600,928	146,600,928	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	12,184,526	12,184,526	—
National Financial Services LLC	10,859,016	10,859,016	—
Nomura Securities International Inc.	1,567,214	1,567,214	—
Scotia Capital (USA) Inc.	675,753	675,753	—
State Street Bank & Trust Company	2,039,013	2,039,013	—
UBS AG	12,988,274	12,988,274	—
UBS Ltd.	12,915,065	12,915,065	—
UBS Securities LLC	450,576	450,576	—
Wells Fargo Securities LLC	155,255,975	155,255,975	—

	$1,430,424,286	$1,409,047,614	$(21,376,672)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s consolidated statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

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iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares Currency Hedged MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.78% based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to reduce the investment advisory fee for the Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.

For its investment advisory services to the iShares Edge MSCI Min Vol EM Currency Hedged ETF, BFA is entitled to an annual investment advisory fee of 0.78% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed reduce the investment advisory fee for the Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares Edge MSCI MinVol Emerging Markets ETF (“EEMV”), after taking into account any fee waivers by EEMV, plus 0.03%.

For its investment advisory services to each of the iShares Edge MSCI Min Vol Emerging Markets ETF and iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares Edge MSCI Min Vol Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2023 in order to limit total annual operating expenses to 0.25% of average daily net assets.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI Emerging Markets	$42,054
Edge MSCI Min Vol Emerging Markets	348,198
MSCI Emerging Markets	2,317,901

For the six months ended February 28, 2017, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Emerging Markets ETF in the amount of $67,519, related to the foreign tax on the securities lending income. Such reimbursement is included in “Securities lending income – affiliated – net” in the Fund’s consolidated statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Emerging Markets	$18,771,233	$6,384,572
MSCI Emerging Markets	88,182,356	32,847,408

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

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iSHARES®, INC.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Emerging Markets	$7,125,158	$14,425,913
Edge MSCI Min Vol EM Currency Hedged	399,763	411,715
Edge MSCI Min Vol Emerging Markets	466,081,418	793,556,316
MSCI Emerging Markets	615,245,534	2,609,843,823

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Emerging Markets	$110,940,357	$33,636,595
Edge MSCI Min Vol EM Currency Hedged	3,595,035	3,561,578
Edge MSCI Min Vol Emerging Markets	39,556,341	294,190,008
MSCI Emerging Markets	47,768,560	1,808,980,515

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI Emerging Markets ETF as of February 28, 2017 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net appreciation (depreciation)	$6,460,753[a]

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI Emerging Markets ETF during the six months ended February 28, 2017 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$8,867,523	$(2,726,878)

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI Emerging Markets ETF for the six months ended February 28, 2017:

Average value of contracts purchased	$103,596,368

6.	FORWARD CURRENCY CONTRACTS

Forward currency contracts are entered into for the purpose of hedging against the effects of foreign currencies on the value of a portfolio denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-

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iSHARES®, INC.

counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held as of February 28, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts / Net assets consist of – net unrealized appreciation (depreciation)	$1,016,922	$15,802

Liabilities
	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts / Net assets consist of – net unrealized appreciation (depreciation)	$6,429,480	$128,014

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended February 28, 2017 and the related locations in the statements of operations, presented by risk exposure category:

Net Realized Gain (Loss)
	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts:
Foreign currency transactions	$(2,633,387)	$61,571

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Net Change in Unrealized Appreciation/Depreciation
	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts:
Forward currency contracts	$(4,408,072)	$(84,772)

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 28, 2017:

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares Edge MSCI Min Vol EM Currency Hedged ETF
Average amounts purchased in U.S. dollars	$223,509,306	$6,319,863
Average amounts sold in U.S. dollars	$405,896,928	$11,709,650

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of February 28, 2017:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Currency Hedged MSCI Emerging Markets ETF
Forward currency contracts	$1,016,922	$(1,016,922)	$—

iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts	$15,802	$(15,761)	$41

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Currency Hedged MSCI Emerging Markets ETF
Forward currency contracts	$6,429,480	$(1,016,922)	$5,412,558

iShares Edge MSCI Min Vol EM Currency Hedged ETF
Forward currency contracts	$128,014	$(15,761)	$112,253

7.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Edge MSCI Min Vol EM Currency Hedged	$3,704	$—	$—	$—	$3,704
Edge MSCI Min Vol Emerging Markets	172,802,777	—	—	—	172,802,777
MSCI Emerging Markets	6,504,918,854	228,196,854	1,201,366,175	873,167,649	8,807,649,532

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

9.	LINE OF CREDIT

The iShares Edge MSCI Min Vol Emerging Markets ETF and iShares MSCI Emerging Markets ETF, along with certain other iShares funds, are parties to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2017, the maximum amounts borrowed, the average borrowings and the weighted average interest rates, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowings	Weighted Average Interest Rates
Edge MSCI Min Vol Emerging Markets	$74,000,000	$2,453,039	1.64%
MSCI Emerging Markets	20,000,000	1,104,972	1.56

10.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Emerging Markets ETF has filed claims to recover taxes withheld by Poland on dividend income on the basis that Poland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has received payments on certain of the claims resulting from a favorable court ruling that the imposition of a withholding tax by a European Union member state on dividends paid to a nonresident company, including the Fund, while exempting domestic funds from such taxes results in discriminatory tax withholding contrary to the free movement of capital. The Fund continues to evaluate developments in Poland for potential impacts on recoverable withholding taxes. Polish withholding tax claims received are disclosed in the statement of operations. Professional fees associated with the filing of tax claims in Poland resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Emerging Markets	$0.142969	$—	$0.065783	$0.208752	68%	—%	32%	100%
Edge MSCI Min Vol EM Currency Hedged	0.284595	—	0.056413	0.341008	83	—	17	100
Edge MSCI Min Vol Emerging Markets	0.605454	—	0.119357	0.724811	84	—	16	100
MSCI Emerging Markets	0.266437	—	0.129771	0.396208	67	—	33	100

SUPPLEMENTAL INFORMATION	65

Notes:

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-805-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Edge MSCI Multifactor Emerging Markets ETF | EMGF | BATS
➢	iShares MSCI EM ESG Optimized ETF | ESGE | NASDAQ

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

Performance as of February 28, 2017

The iShares Edge MSCI Multifactor Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of large- and mid-capitalization companies in emerging markets that have favorable exposure to target style factors subject to constraints, as represented by the MSCI Emerging Markets Diversified Multiple-Factor Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 6.57%, net of fees, while the total return for the Index was 7.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.16%	29.58%	30.41%	29.16%	29.58%	30.41%
Since Inception	14.80%	15.35%	15.38%	18.47%	19.16%	19.22%

The inception date of the Fund was 12/8/15. The first day of secondary market trading was 12/10/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,065.70	$2.25	$1,000.00	$1,022.60	$2.21	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Information Technology	20.71%
Financials	15.62
Consumer Discretionary	9.54
Materials	7.86
Investment Companies	7.86
Industrials	7.66
Real Estate	7.24
Consumer Staples	7.19
Health Care	6.14
Utilities	4.77
Energy	4.43
Telecommunication Services	0.98

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

China	33.97%
South Korea	14.00
Taiwan	10.75
Brazil	10.55
India	7.85
South Africa	7.05
Russia	6.48
United Arab Emirates	2.51
Mexico	1.05
Qatar	1.02

TOTAL	95.23%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EM ESG OPTIMIZED ETF

Performance as of February 28, 2017

The iShares MSCI EM ESG Optimized ETF (the “Fund”) seeks to track the investment results of an index composed of large- and midcapitalization emerging market equities that have positive environmental, social and governance characteristics, as represented by the MSCI Emerging Markets ESG Focus Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 5.07%, net of fees, while the total return for the Index was 5.77%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	17.77%	17.93%	19.13%

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,050.70	$2.29	$1,000.00	$1,022.60	$2.26	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	26.53%
Information Technology	25.89
Consumer Discretionary	10.38
Energy	7.47
Materials	6.39
Consumer Staples	6.20
Telecommunication Services	6.10
Industrials	4.98
Utilities	3.03
Health Care	1.84
Real Estate	1.19

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

China	26.18%
South Korea	14.78
Taiwan	12.07
Brazil	8.44
India	8.14
South Africa	7.47
Russia	3.84
Mexico	3.17
Thailand	2.98
Malaysia	2.82

TOTAL	89.89%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 85.02%

BRAZIL — 6.74%
AES Tiete Energia SA	14,400	$74,384
BB Seguridade Participacoes SA	52,200	480,220
Centrais Eletricas Brasileiras SAa	18,900	130,556
CETIP SA – Mercados Organizados	17,100	257,517
Cia. de Saneamento Basico do Estado de Sao Paulo	26,100	275,849
EDP – Energias do Brasil SA	23,400	103,273
M. Dias Branco SA	2,700	119,942
Multiplan Empreendimentos Imobiliarios SA	6,300	130,192
Multiplan Empreendimentos Imobiliarios SA New[a]	304	6,440
Odontoprev SA	25,200	96,798
Porto Seguro SA	10,800	100,328
Qualicorp SA	16,200	102,636
Raia Drogasil SA	20,700	395,236
Sul America SA	17,100	106,745

		2,380,116
CHINA — 33.77%
AAC Technologies Holdings Inc.	63,000	663,483
Alibaba Group Holding Ltd. ADR[a]	2,097	215,781
ANTA Sports Products Ltd.[b]	90,000	272,466
Beijing Capital International Airport Co. Ltd. Class H	144,000	154,343
China Communications Services Corp. Ltd. Class H	234,000	156,453
China Conch Venture Holdings Ltd.	121,500	240,732
China Construction Bank Corp. Class H	792,000	651,969
China Everbright Ltd.	90,000	178,552
China Jinmao Holdings Group Ltd.[b]	360,000	111,769
China Medical System Holdings Ltd.	117,000	190,517
China Resources Beer Holdings Co. Ltd.[a]	126,000	286,008
China Resources Land Ltd.	216,000	589,917
Chongqing Changan Automobile Co. Ltd. Class B	56,700	80,056
Chongqing Rural Commercial Bank Co. Ltd. Class H	207,000	145,334
COSCO SHIPPING Ports Ltd.	126,000	140,407
Dongfeng Motor Group Co. Ltd. Class H	234,000	277,637

Security	Shares	Value
Far East Horizon Ltd.	171,000	$164,558
Fosun International Ltd.[b]	180,000	282,900
Fullshare Holdings Ltd.	630,000	244,291
Fuyao Glass Industry Group Co. Ltd. Class Hc	7,200	22,447
Geely Automobile Holdings Ltd.	450,000	612,178
Guangdong Investment Ltd.	234,000	318,935
Guangzhou Automobile Group Co. Ltd. Class H	180,000	301,915
Haitian International Holdings Ltd.	54,000	113,531
Jiangsu Expressway Co. Ltd. Class H	108,000	142,470
Longfor Properties Co. Ltd.	130,500	208,801
Netease Inc. ADR	3,582	1,092,725
New Oriental Education & Technology Group Inc. ADR[a]	11,529	558,119
Nine Dragons Paper (Holdings) Ltd.	135,000	171,305
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	180,000	108,291
Shanghai Industrial Holdings Ltd.	45,000	125,508
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	65,700	169,276
Shenzhou International Group Holdings Ltd.	45,000	268,987
Sino Biopharmaceutical Ltd.	414,000	357,336
Sinopec Engineering Group Co. Ltd. Class H	103,500	94,001
Sinopharm Group Co. Ltd. Class H	90,000	416,235
Sinotrans Ltd. Class H	234,000	106,111
Sunac China Holdings Ltd.	162,000	168,418
Sunny Optical Technology Group Co. Ltd.	63,000	405,394
TAL Education Group Class A ADR[a]	3,897	336,974
Tencent Holdings Ltd.	18,900	504,003
TravelSky Technology Ltd. Class H	63,000	137,485
Weibo Corp. ADR[a]	2,760	139,435

		11,927,053
CZECH REPUBLIC — 0.42%
Moneta Money Bank ASa,c	25,353	85,046
O2 Czech Republic AS	6,039	64,834

		149,880
HUNGARY — 0.99%
MOL Hungarian Oil & Gas PLC	801	55,051
Richter Gedeon Nyrt	13,318	296,018

		351,069

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
INDONESIA — 1.00%
Adaro Energy Tbk PT	1,411,200	$179,363
Bank Danamon Indonesia Tbk PT	208,800	77,501
Waskita Karya Persero Tbk PT	508,500	94,562

		351,426
MALAYSIA — 0.30%
AirAsia Bhd	118,800	72,243
Berjaya Sports Toto Bhd	52,200	34,330

		106,573
MEXICO — 1.04%
Gentera SAB de CV	83,700	110,817
Grupo Aeroportuario del Pacifico SAB de CV Series B	29,700	258,216

		369,033
PERU — 0.66%
Cia. de Minas Buenaventura SAA ADR	18,828	231,584

		231,584
PHILIPPINES — 0.17%
Robinsons Land Corp.	124,200	58,619

		58,619
POLAND — 0.29%
Eurocash SA	5,229	42,756
Tauron Polska Energia SAa	81,918	60,525

		103,281
QATAR — 1.02%
Qatar Electricity & Water Co. QSC	1,683	103,996
Qatar Insurance Co. SAQ	12,834	255,887

		359,883
RUSSIA — 5.49%
Alrosa PJSC	218,700	346,185
Inter RAO UES PJSC	2,601,000	176,683
Lukoil PJSC	1,134	59,915
Moscow Exchange MICEX-RTS PJSC	101,700	216,013
PhosAgro PJSC GDR[d]	2,655	36,639
RusHydro PJSC	10,728,000	176,590
Surgutneftegas OJSC	605,700	301,729
Tatneft PJSC Class S	107,190	625,132

		1,938,886
SOUTH AFRICA — 7.01%
Bidvest Group Ltd. (The)	27,972	331,515
Brait SEa	22,392	126,032

Security	Shares	Value
Capitec Bank Holdings Ltd.	3,096	$171,606
Coronation Fund Managers Ltd.	18,090	93,105
Gold Fields Ltd.	70,146	215,854
Hyprop Investments Ltd.	23,796	228,227
Liberty Holdings Ltd.	8,496	72,210
Life Healthcare Group Holdings Ltd.	83,952	215,079
Mondi Ltd.	10,953	251,659
Netcare Ltd.	84,249	204,826
Pick n Pay Stores Ltd.	30,213	160,420
Sibanye Gold Ltd.	64,485	129,710
SPAR Group Ltd. (The)	16,794	229,184
Tiger Brands Ltd.	720	23,009
Tsogo Sun Holdings Ltd.	10,476	22,161

		2,474,597
SOUTH KOREA — 12.05%
BGF retail Co. Ltd.	1,764	159,123
BNK Financial Group Inc.	22,050	169,263
DGB Financial Group Inc.	13,950	128,304
Dongbu Insurance Co. Ltd.	4,113	222,246
E-MART Inc.	1,503	276,475
GS Retail Co. Ltd.	1,746	81,220
Hanwha Life Insurance Co. Ltd.[a]	13,815	79,536
Hanwha Techwin Co. Ltd.[a]	3,825	148,501
Hyosung Corp.	1,953	227,123
Hyundai Department Store Co. Ltd.	1,332	117,091
Hyundai Engineering & Construction Co. Ltd.	7,110	300,560
Hyundai Marine & Fire Insurance Co. Ltd.	5,276	151,176
Hyundai Steel Co.	7,515	415,377
KT&G Corp.	6,660	603,714
Kumho Petrochemical Co. Ltd.	1,648	111,786
Lotte Chemical Corp.[a]	1,404	452,583
Samsung Electronics Co. Ltd.	360	611,912

		4,255,990
TAIWAN — 10.68%
Chicony Electronics Co. Ltd.	45,200	106,514
China Life Insurance Co. Ltd./Taiwan	297,000	291,456
Feng TAY Enterprise Co. Ltd.	29,880	126,431
Foxconn Technology Co. Ltd.	81,720	243,908
Highwealth Construction Corp.	72,000	116,940
Innolux Corp.	711,000	289,274
Inventec Corp.	198,000	146,936
Lite-On Technology Corp.	180,718	302,927

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

February 28, 2017

Security	Shares	Value
Micro-Star International Co. Ltd.	63,000	$145,794
Nien Made Enterprise Co. Ltd.	18,000	176,054
Novatek Microelectronics Corp.	45,000	168,438
Phison Electronics Corp.	9,000	78,946
Powertech Technology Inc.	63,000	182,909
Realtek Semiconductor Corp.	45,000	167,705
Ruentex Development Co. Ltd.[a]	72,000	90,576
Ruentex Industries Ltd.	36,000	68,312
Taiwan Business Bank	150,800	41,279
Taiwan Fertilizer Co. Ltd.	27,000	37,349
Taiwan Semiconductor Manufacturing Co. Ltd.	90,000	553,648
Transcend Information Inc.	18,000	50,561
Vanguard International Semiconductor Corp.	45,000	88,906
Wistron Corp.	138,110	115,753
WPG Holdings Ltd.	144,000	182,792

		3,773,408
THAILAND — 0.67%
KCE Electronics PCL NVDR	33,300	93,731
Robinson Department Store PCL NVDR	42,300	74,529
Thai Union Group PCL NVDR	120,600	70,137

		238,397
TURKEY — 0.23%
Turkiye Sise ve Cam Fabrikalari AS	76,511	82,678

		82,678
UNITED ARAB EMIRATES — 2.49%
Aldar Properties PJSC	270,000	176,446
Dubai Islamic Bank PJSC	99,477	169,294
Emaar Properties PJSC	202,500	410,790
Emirates Telecommunications Group Co. PJSC	25,749	123,399

		879,929

TOTAL COMMON STOCKS
(Cost: $26,474,918)		30,032,402

PREFERRED STOCKS — 6.55%

BRAZIL — 3.73%
Braskem SA Class A	12,600	130,941
Centrais Eletricas Brasileiras SA Class B	19,800	156,567
Cia. Paranaense de Energia Class B	9,000	97,493
Itausa-Investimentos Itau SA	288,990	932,645

		1,317,646

Security	Shares	Value
RUSSIA — 0.95%
Surgutneftegas OJSC	614,700	$335,351

		335,351
SOUTH KOREA — 1.87%
LG Household & Health Care Ltd.	153	76,855
Samsung Electronics Co. Ltd.	441	583,450

		660,305

TOTAL PREFERRED STOCKS
(Cost: $1,815,843)		2,313,302

RIGHTS — 0.02%

BRAZIL — 0.02%
Itausa – Investimentos Itau SAa	4,209	5,331

		5,331

TOTAL RIGHTS
(Cost: $0)		5,331

INVESTMENT COMPANIES — 7.81%

INDIA — 7.81%
iShares MSCI India ETF[e]	92,945	2,757,678

		2,757,678

TOTAL INVESTMENT COMPANIES
(Cost: $2,577,789)		2,757,678

SHORT-TERM INVESTMENTS — 2.42%

MONEY MARKET FUNDS — 2.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[f,g,h]	790,537	790,854
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[f,g]	65,626	65,626

		856,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $856,454)		856,480

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 101.82%
(Cost: $31,725,004)[i]	$35,965,193
Other Assets, Less Liabilities — (1.82)%	(642,635)

NET ASSETS — 100.00%	$35,322,558

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $31,750,276. Net unrealized appreciation was $4,214,917, of which $4,820,556 represented gross unrealized appreciation on securities and $605,639 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI India ETF	46,118	46,827	—	92,945	$2,757,678	$6,076	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$30,032,402	$—	$—	$30,032,402
Preferred stocks	2,313,302	—	—	2,313,302
Rights	—	5,331	—	5,331
Investment companies	2,757,678	—	—	2,757,678
Money market funds	856,480	—	—	856,480

Total	$35,959,862	$5,331	$—	$35,965,193

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 94.46%

BRAZIL — 4.70%
AES Tiete Energia SA	8,400	$43,391
Ambev SA	16,800	96,339
Banco Bradesco SA	8,400	88,104
Banco do Brasil SA	14,000	148,955
Banco Santander Brasil SA Units	12,600	139,163
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	39,200	239,661
BRF SA	8,400	109,678
Cielo SA	7,000	61,382
Cosan SA Industria e Comercio	9,800	125,689
CPFL Energia SA	18,200	149,414
Duratex SA	7,000	18,991
EDP – Energias do Brasil SA	25,200	111,217
Embraer SA	9,800	56,482
Engie Brasil Energia SA	5,600	66,566
Klabin SA Units	8,400	41,851
Localiza Rent A Car SA	8,400	104,035
Lojas Renner SA	4,200	34,494
Multiplan Empreendimentos Imobiliarios SA	2,800	57,863
Multiplan Empreendimentos Imobiliarios SA New[a]	152	3,220
Natura Cosmeticos SA	14,000	115,294
Ultrapar Participacoes SA	2,800	58,862
WEG SA	14,000	76,413

		1,947,064
CHILE — 1.05%
Banco de Credito e Inversiones	1,330	71,773
Banco Santander Chile	2,743,328	150,997
Cia. Cervecerias Unidas SA	4,774	56,549
Empresas COPEC SA	14,798	155,225

		434,544
CHINA — 26.05%
AAC Technologies Holdings Inc.	14,000	147,441
Agricultural Bank of China Ltd. Class H	266,000	122,678
Alibaba Group Holding Ltd. ADR[a,b]	10,318	1,061,722
Alibaba Pictures Group Ltd.[a]	140,000	23,446
Aluminum Corp. of China Ltd. Class Ha	28,000	13,960
ANTA Sports Products Ltd.	14,000	42,384
Baidu Inc. ADR[a]	2,688	468,061

Security	Shares	Value
Bank of China Ltd. Class H	602,000	$304,783
Bank of Communications Co. Ltd. Class H	70,000	55,820
Beijing Enterprises Holdings Ltd.	14,000	73,224
Beijing Enterprises Water Group Ltd.	84,000	60,058
Belle International Holdings Ltd.	56,000	38,596
Brilliance China Automotive Holdings Ltd.	84,000	132,020
Byd Co. Ltd. Class Hb	14,000	82,332
China CITIC Bank Corp. Ltd. Class H	378,000	259,549
China Communications Construction Co. Ltd. Class H	28,000	36,143
China Conch Venture Holdings Ltd.	7,000	13,869
China Construction Bank Corp. Class H	714,000	587,760
China Everbright Bank Co. Ltd. Class H	336,000	170,111
China Everbright International Ltd.	126,000	163,294
China Everbright Ltd.	28,000	55,549
China Galaxy Securities Co. Ltd. Class H	63,000	61,763
China Life Insurance Co. Ltd. Class H	56,000	170,616
China Longyuan Power Group Corp. Ltd.	126,000	108,105
China Medical System Holdings Ltd.	28,000	45,594
China Merchants Bank Co. Ltd. Class H	70,000	186,217
China Minsheng Banking Corp. Ltd. Class H	119,000	135,826
China Mobile Ltd.	42,000	463,153
China National Building Material Co. Ltd. Class H	84,000	61,249
China Oilfield Services Ltd. Class H	56,000	55,838
China Pacific Insurance Group Co. Ltd. Class H	33,600	123,147
China Petroleum & Chemical Corp. Class H	112,000	86,859
China Shenhua Energy Co. Ltd. Class H	35,000	73,224
China Southern Airlines Co. Ltd. Class H	56,000	36,432
China State Construction International Holdings Ltd.	28,000	45,810
China Vanke Co. Ltd. Class H	35,000	87,923
Chongqing Changan Automobile Co. Ltd. Class B	19,600	27,674

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
CNOOC Ltd.	84,000	$99,340
CRRC Corp. Ltd. Class H	56,000	53,746
CSPC Pharmaceutical Group Ltd.	56,000	68,535
Ctrip.com International Ltd. ADR[a]	2,170	102,945
Dongfeng Motor Group Co. Ltd. Class H	56,000	66,443
Fosun International Ltd.	14,000	22,003
GCL-Poly Energy Holdings Ltd.[a]	294,000	40,147
Geely Automobile Holdings Ltd.	280,000	380,911
GF Securities Co. Ltd. Class H	14,000	30,841
Guangzhou Automobile Group Co. Ltd. Class H	140,000	234,823
Haier Electronics Group Co. Ltd.	28,000	51,510
Huaneng Renewables Corp. Ltd. Class H	280,000	95,228
Huatai Securities Co. Ltd. Class Hc	19,600	39,996
Industrial & Commercial Bank of China Ltd. Class H	798,000	523,265
JD.com Inc. ADR[a]	5,978	182,747
Kingsoft Corp. Ltd.	14,000	30,805
Lenovo Group Ltd.	252,000	151,282
Netease Inc. ADR	602	183,646
New Oriental Education & Technology Group Inc. ADR[a]	994	48,120
People’s Insurance Co. Group of China Ltd. (The) Class H	238,000	97,807
Ping An Insurance Group Co. of China Ltd. Class H	63,000	336,002
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	56,000	33,690
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	28,000	96,310
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	43,400	111,820
Shenzhou International Group Holdings Ltd.	14,000	83,685
SINA Corp./China[a]	308	21,415
Sinopharm Group Co. Ltd. Class H	22,400	103,596
Sinotrans Ltd. Class H	84,000	38,091
SOHO China Ltd.	84,000	43,502
Sun Art Retail Group Ltd.	49,000	47,217
Tencent Holdings Ltd.	56,000	1,493,343
Tsingtao Brewery Co. Ltd. Class H	28,000	128,774
Weibo Corp. ADR[a]	658	33,242
Zhejiang Expressway Co. Ltd. Class H	28,000	31,490

		10,788,547

Security	Shares	Value
COLOMBIA — 0.64%
Cementos Argos SA	66,374	$265,737

		265,737
CZECH REPUBLIC — 0.39%
Komercni Banka AS	4,438	160,059

		160,059
EGYPT — 0.16%
Global Telecom Holding SAE GDR[a]	35,742	67,195

		67,195
GREECE — 0.17%
Hellenic Telecommunications Organization SA	3,648	32,833
OPAP SA	4,060	36,627

		69,460
HUNGARY — 0.72%
MOL Hungarian Oil & Gas PLC	4,368	300,200

		300,200
INDIA — 8.10%
Axis Bank Ltd. GDR[d]	13,104	499,262
ICICI Bank Ltd. ADR	41,846	343,137
Infosys Ltd. ADR	48,006	726,811
Mahindra & Mahindra Ltd. GDR	21,812	425,334
Reliance Industries Ltd. GDR[c]	13,874	511,951
Tata Motors Ltd. ADR	9,282	311,782
Wipro Ltd. ADR	54,670	534,673

		3,352,950
INDONESIA — 2.35%
Astra International Tbk PT	229,600	141,176
Bank Central Asia Tbk PT	193,200	223,826
Bank Mandiri Persero Tbk PT	190,400	161,332
Bank Negara Indonesia Persero Tbk PT	95,200	44,616
Bank Rakyat Indonesia Persero Tbk PT	110,600	99,106
Kalbe Farma Tbk PT	424,200	48,667
Perusahaan Gas Negara Persero Tbk PT	204,400	43,375
Telekomunikasi Indonesia Persero Tbk PT	198,800	57,392
Unilever Indonesia Tbk PT	32,200	101,832
XL Axiata Tbk PTa	231,000	51,791

		973,113

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
MALAYSIA — 2.81%
Astro Malaysia Holdings Bhd	81,200	$52,122
Axiata Group Bhd	53,200	53,080
CIMB Group Holdings Bhd	37,800	42,312
DiGi.Com Bhd	121,800	138,260
Malayan Banking Bhd[b]	63,000	122,027
Maxis Bhd	58,800	83,565
Petronas Dagangan Bhd	7,000	38,626
Public Bank Bhd	89,600	402,796
Sime Darby Bhd	113,400	228,843

		1,161,631
MEXICO — 3.15%
Arca Continental SAB de CV	23,800	133,935
Cemex SAB de CV CPO[a]	203,000	172,714
Coca-Cola Femsa SAB de CV Series L	40,600	267,956
Fomento Economico Mexicano SAB de CV	22,400	181,304
Grupo Financiero Banorte SAB de CV	40,600	202,769
Grupo Financiero Santander Mexico SAB de CV Series B	68,600	103,452
Industrias Penoles SAB de CV	4,550	108,630
Kimberly-Clark de Mexico SAB de CV Series A	71,400	135,281

		1,306,041
PHILIPPINES — 0.88%
Aboitiz Equity Ventures Inc.	26,600	38,908
Energy Development Corp.	644,000	75,667
Metro Pacific Investments Corp.	312,200	42,277
SM Prime Holdings Inc.	351,400	205,739

		362,591
POLAND — 1.08%
Bank Millennium SAa	15,806	26,549
Bank Zachodni WBK SA	714	61,731
KGHM Polska Miedz SA	9,800	311,352
mBank SAa	266	25,956
Polski Koncern Naftowy ORLEN SA	952	22,086

		447,674
QATAR — 0.66%
Commercial Bank QSC (The)	13,982	119,037
Ooredoo QSC	4,802	139,790
Qatar Gas Transport Co. Ltd.	2,228	14,410

		273,237

Security	Shares	Value
RUSSIA — 3.82%
Alrosa PJSC	62,400	$98,774
Gazprom PJSC	94,640	213,828
Gazprom PJSC ADR	16,800	74,936
Inter RAO UES PJSC	1,285,199	87,302
Lukoil PJSC	3,430	181,225
Lukoil PJSC ADR	1,120	59,360
Magnit PJSC GDR[d]	2,604	94,942
Novatek PJSC GDR[d]	1,764	228,438
Rosneft Oil Co. PJSC	9,840	56,057
Rosneft Oil Co. PJSC GDR	3,780	21,433
RusHydro PJSC	8,456,000	139,191
Sberbank of Russia PJSC	73,710	197,254
Sberbank of Russia PJSC ADR	6,790	74,079
Tatneft PJSC Class S	9,380	54,704

		1,581,523
SOUTH AFRICA — 7.44%
Aspen Pharmacare Holdings Ltd.	3,584	77,645
Barclays Africa Group Ltd.	12,082	140,356
Coronation Fund Managers Ltd.	8,414	43,305
Exxaro Resources Ltd.	7,546	62,260
FirstRand Ltd.	24,024	91,321
Foschini Group Ltd. (The)	4,326	53,701
Gold Fields Ltd.	12,348	37,998
Imperial Holdings Ltd.	5,628	71,899
Investec Ltd.	29,638	208,916
Life Healthcare Group Holdings Ltd.	11,872	30,415
Massmart Holdings Ltd.	4,186	47,950
Mondi Ltd.	3,850	88,459
Mr. Price Group Ltd.	2,828	36,755
MTN Group Ltd.	13,230	121,164
Naspers Ltd. Class N	3,528	565,794
Nedbank Group Ltd.	5,936	111,187
Netcare Ltd.	58,996	143,431
New Europe Property Investments PLC	8,078	91,217
Pioneer Foods Group Ltd.	4,326	54,154
RMB Holdings Ltd.	16,016	77,643
Sanlam Ltd.	37,828	195,994
Sasol Ltd.	4,536	129,352
SPAR Group Ltd. (The)	154	2,102
Standard Bank Group Ltd.	23,898	261,654
Tiger Brands Ltd.	238	7,606
Tsogo Sun Holdings Ltd.	36,078	76,321
Vodacom Group Ltd.	13,636	154,531

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
Woolworths Holdings Ltd./South Africa	18,060	$96,651

		3,079,781
SOUTH KOREA — 13.74%
AmorePacific Corp.	504	134,162
AmorePacific Group	924	106,230
BNK Financial Group Inc.	9,324	71,574
CJ CheilJedang Corp.	238	76,720
Coway Co. Ltd.	770	60,946
DGB Financial Group Inc.	13,286	122,197
Doosan Heavy Industries & Construction Co. Ltd.	1,876	40,730
GS Engineering & Construction Corp.[a]	1,106	29,148
GS Holdings Corp.	3,094	151,861
Hana Financial Group Inc.	2,478	77,249
Hankook Tire Co. Ltd.[a]	1,106	58,491
Hanwha Chemical Corp.	1,694	37,977
Hyosung Corp.	378	43,959
Hyundai Heavy Industries Co. Ltd.[a]	532	77,395
Kangwon Land Inc.[a]	3,010	94,100
KB Financial Group Inc.	2,688	111,490
LG Chem Ltd.	812	203,225
LG Corp.	2,590	143,844
LG Display Co. Ltd.	5,516	133,662
LG Electronics Inc.	2,408	127,348
LG Household & Health Care Ltd.	154	119,577
LG Innotek Co. Ltd.	1,022	108,459
NAVER Corp.	168	115,293
POSCO	1,092	273,785
S-Oil Corp.	1,946	148,693
Samsung C&T Corp.	518	56,347
Samsung Card Co. Ltd.	2,380	89,138
Samsung Electro-Mechanics Co. Ltd.	1,204	62,290
Samsung Electronics Co. Ltd.	1,078	1,832,338
Samsung Fire & Marine Insurance Co. Ltd.	588	132,602
Samsung SDI Co. Ltd.	938	107,010
Samsung SDS Co. Ltd.	322	37,020
Shinhan Financial Group Co. Ltd.	7,280	300,664
SK Holdings Co. Ltd.	378	72,876
SK Hynix Inc.	3,878	160,162
SK Innovation Co. Ltd.	476	65,038
SK Telecom Co. Ltd.	518	106,051

		5,689,651

Security	Shares	Value
TAIWAN — 12.01%
Acer Inc.	182,000	$87,376
Advanced Semiconductor Engineering Inc.	140,000	173,841
Asia Pacific Telecom Co. Ltd.[a]	112,000	37,548
AU Optronics Corp.	140,000	55,593
Cathay Financial Holding Co. Ltd.	84,000	131,919
Chailease Holding Co. Ltd.	42,000	90,087
China Steel Corp.	252,000	211,616
Chunghwa Telecom Co. Ltd.	154,000	511,270
Delta Electronics Inc.	28,000	155,842
EVA Airways Corp.	98,700	48,991
Far Eastern New Century Corp.	154,000	137,842
Far EasTone Telecommunications Co. Ltd.	56,000	134,880
Fubon Financial Holding Co. Ltd.	42,000	68,010
Hiwin Technologies Corp.	14,040	89,568
Hon Hai Precision Industry Co. Ltd.	56,800	165,463
Hotai Motor Co. Ltd.	14,000	160,170
Innolux Corp.	112,000	45,568
Inventec Corp.	98,000	72,726
Lite-On Technology Corp.	56,039	93,935
MediaTek Inc.	14,000	102,072
Micro-Star International Co. Ltd.	28,000	64,797
President Chain Store Corp.	28,000	205,510
Siliconware Precision Industries Co. Ltd.	70,000	110,274
Taiwan Mobile Co. Ltd.	70,000	246,066
Taiwan Semiconductor Manufacturing Co. Ltd.	266,000	1,636,337
Vanguard International Semiconductor Corp.	28,000	55,319
Wistron Corp.	98,418	82,486

		4,975,106
THAILAND — 2.96%
Advanced Info Service PCL NVDR	15,400	73,679
BTS Group Holdings PCL NVDR	1,226,400	288,106
Kasikornbank PCL NVDR	30,800	168,976
Minor International PCL NVDR	172,200	168,966
PTT Exploration & Production PCL NVDR	16,800	44,761
PTT PCL NVDR	11,200	127,384
Siam Cement PCL (The) NVDR	16,800	248,351
Siam Commercial Bank PCL (The) NVDR	14,000	61,767

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
Thai Oil PCL NVDR	21,000	$45,272

		1,227,262
TURKEY — 0.97%
Anadolu Efes Biracilik ve Malt Sanayii AS	9,114	49,746
Arcelik AS	35,644	205,162
Coca-Cola Icecek AS	7,070	68,330
KOC Holding AS	11,914	48,706
Ulker Biskuvi Sanayi AS	6,000	30,549

		402,493
UNITED ARAB EMIRATES — 0.61%
Abu Dhabi Commercial Bank PJSC	88,914	171,654
National Bank of Abu Dhabi PJSC	27,832	79,574

		251,228

TOTAL COMMON STOCKS
(Cost: $35,910,300)		39,117,087

PREFERRED STOCKS — 5.05%

BRAZIL — 3.70%
Banco Bradesco SA	35,000	375,988
Braskem SA Class A	4,200	43,647
Cia. Brasileira de Distribuicao	5,600	103,414
Cia. Energetica de Minas Gerais	43,400	149,131
Cia. Paranaense de Energia Class B	11,200	121,324
Gerdau SA	9,800	40,794
Itau Unibanco Holding SA	33,640	432,854
Itausa-Investimentos Itau SA	68,600	221,390
Telefonica Brasil SA	2,800	41,321

		1,529,863
CHILE — 0.28%
Sociedad Quimica y Minera de Chile SA Series B	3,724	117,001

		117,001
COLOMBIA — 0.10%
Bancolombia SA	4,466	41,720

		41,720
SOUTH KOREA — 0.97%
AmorePacific Corp.	252	37,329
LG Chem Ltd.	406	63,732
LG Household & Health Care Ltd.	84	42,195
Samsung Electronics Co. Ltd.	196	259,311

		402,567

TOTAL PREFERRED STOCKS
(Cost: $1,650,493)		2,091,151

Security	Shares	Value
RIGHTS — 0.00%

BRAZIL — 0.00%
Itausa – Investimentos Itau SAa	1,124	$1,424

		1,424

TOTAL RIGHTS
(Cost: $0)		1,424

SHORT-TERM INVESTMENTS — 2.95%

MONEY MARKET FUNDS — 2.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	1,178,311	1,178,783
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	41,217	41,217

		1,220,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,219,832)		1,220,000

TOTAL INVESTMENTS IN SECURITIES — 102.46%
(Cost: $38,780,625)[h]		42,429,662
Other Assets, Less Liabilities — (2.46)%		(1,018,227)

NET ASSETS — 100.00%		$41,411,435

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $38,785,402. Net unrealized appreciation was $3,644,260, of which $3,814,315 represented gross unrealized appreciation on securities and $170,055 represented gross unrealized depreciation on securities.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$39,117,087	$—	$—	$39,117,087
Preferred stocks	2,091,151	—	—	2,091,151
Rights	—	1,424	—	1,424
Money market funds	1,220,000	—	—	1,220,000

Total	$42,428,238	$1,424	$—	$42,429,662

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares Edge MSCI Multifactor Emerging Markets ETF	iShares MSCI EM ESG Optimized ETF

ASSETS
Investments, at cost:
Unaffiliated	$28,290,761	$37,560,793
Affiliated (Note 2)	3,434,243	1,219,832

Total cost of investments	$31,725,004	$38,780,625

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$32,351,035	$41,209,662
Affiliated (Note 2)	3,614,158	1,220,000

Total fair value of investments	35,965,193	42,429,662
Foreign currency, at value[b]	36,303	53,696
Cash	3,521	—
Receivables:
Investment securities sold	—	995,436
Due from custodian (Note 4)	354,649	—
Dividends and interest	118,341	120,486
Capital shares sold	1,002,207	—

Total Assets	37,480,214	43,599,280

LIABILITIES
Payables:
Investment securities purchased	1,357,043	995,009
Collateral for securities on loan (Note 1)	790,820	1,178,605
Foreign taxes (Note 1)	7	1
Investment advisory fees (Note 2)	9,786	14,230

Total Liabilities	2,157,656	2,187,845

NET ASSETS	$35,322,558	$41,411,435

Net assets consist of:
Paid-in capital	$31,506,766	$37,749,587
Undistributed net investment income	24,948	67,065
Accumulated net realized loss	(454,043)	(61,390)
Net unrealized appreciation	4,244,887	3,656,173

NET ASSETS	$35,322,558	$41,411,435

Shares outstanding[c]	900,000	700,000

Net asset value per share	$39.25	$59.16

[a]	Securities on loan with values of $522,997 and $1,076,025, respectively. See Note 1.
[b]	Cost of foreign currency: $35,867 and $53,045, respectively.
[c]	$0.001 par value, number of shares authorized: 25 million and 25 million, respectively.

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares Edge MSCI Multifactor Emerging Markets ETF	iShares MSCI EM ESG Optimized ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$246,905	$173,962
Dividends — affiliated (Note 2)	6,149	46
Interest — unaffiliated	—	3
Securities lending income — affiliated — net (Note 2)	3,733	1,758

	256,787	175,769
Less: Other foreign taxes (Note 1)	(1,484)	(216)

Total investment income	255,303	175,553

EXPENSES
Investment advisory fees (Note 2)	84,422	43,599

Total expenses	84,422	43,599
Less investment advisory fees waived (Note 2)	(18,923)	—

Net expenses	65,499	43,599

Net investment income	189,804	131,954

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(354,051)	(61,496)
Investments — affiliated (Note 2)	49	10
Foreign currency transactions	(44)	769
Realized gain distributions from affiliated funds	2	—

Net realized loss	(354,044)	(60,717)

Net change in unrealized appreciation/depreciation on:
Investments	1,990,718	3,071,238
Translation of assets and liabilities in foreign currencies	5,568	7,275

Net change in unrealized appreciation/depreciation	1,996,286	3,078,513

Net realized and unrealized gain	1,642,242	3,017,796

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,832,046	$3,149,750

[a]	Net of foreign withholding tax of $38,390 and $33,509, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Edge MSCI Multifactor Emerging Markets ETF		iShares MSCI EM ESG Optimized ETF
	Six months ended February 28, 2017 (Unaudited)	Period from December 8, 2015[a] to August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Period from June 28, 2016[a] to August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$189,804	$422,570	$131,954	$31,368
Net realized loss	(354,044)	(107,720)	(60,717)	(2,734)
Net change in unrealized appreciation/depreciation	1,996,286	2,248,601	3,078,513	577,660

Net increase in net assets resulting from operations	1,832,046	2,563,451	3,149,750	606,294

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(478,985)	(100,720)	(94,196)	—

Total distributions to shareholders	(478,985)	(100,720)	(94,196)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,000,513	27,506,253	32,710,503	5,039,084

Net increase in net assets from capital share transactions	4,000,513	27,506,253	32,710,503	5,039,084

INCREASE IN NET ASSETS	5,353,574	29,968,984	35,766,057	5,645,378

NET ASSETS
Beginning of period	29,968,984	—	5,645,378	—

End of period	$35,322,558	$29,968,984	$41,411,435	$5,645,378

Undistributed net investment income included in net assets at end of period	$24,948	$314,129	$67,065	$29,307

SHARES ISSUED
Shares sold	100,000	800,000	600,000	100,000

Net increase in shares outstanding	100,000	800,000	600,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Emerging Markets ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from Dec. 8, 2015[a] to Aug. 31, 2016
Net asset value, beginning of period	$37.46	$33.82

Income from investment operations:
Net investment income[b]	0.24	1.27
Net realized and unrealized gain[c]	2.15	2.50

Total from investment operations	2.39	3.77

Less distributions from:
Net investment income	(0.60)	(0.13)

Total distributions	(0.60)	(0.13)

Net asset value, end of period	$39.25	$37.46

Total return	6.57%[d]	11.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,323	$29,969
Ratio of expenses to average net assets[e]	0.44%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.57%	0.65%
Ratio of net investment income to average net assets[e]	1.27%	4.91%
Portfolio turnover rate[f]	26%[d]	11%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended Feburary 28, 2017 and the period ended August 31, 2016 were 25% and 11%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI EM ESG Optimized ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from June 28, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$56.45	$50.37

Income from investment operations:
Net investment income[b]	0.38	0.31
Net realized and unrealized gain[c]	2.47	5.77

Total from investment operations	2.85	6.08

Less distributions from:
Net investment income	(0.14)	—

Total distributions	(0.14)	—

Net asset value, end of period	$59.16	$56.45

Total return	5.07%[d]	12.09%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,411	$5,645
Ratio of expenses to average net assets[e]	0.45%	0.45%
Ratio of net investment income to average net assets[e]	1.36%	3.26%
Portfolio turnover rate[f]	8%[d]	9%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended Feburary 28, 2017 and the period ended August 31, 2016 were 8% and 9%, respectively. See Note 4.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Multifactor Emerging Markets	Non-diversified
MSCI EM ESG Optimized	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Edge MSCI Multifactor Emerging Markets
Morgan Stanley & Co. LLC	$522,997	$522,997	$—

MSCI EM ESG Optimized
Credit Suisse Securities (USA) LLC	$1,067,309	$1,067,309	$—
Morgan Stanley & Co. International PLC	8,716	8,716	—

	$1,076,025	$1,076,025	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

For its investment advisory services to the iShares Edge MSCI Multifactor Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.45% based on the average daily net assets of the Fund. Prior to December 16, 2016, BFA was entitled to an annual investment advisory fee of 0.65% based on average daily net assets. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds. For the six months ended February 28, 2017, BFA voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $13,031. The voluntary waiver was discontinued effective December 16, 2016, and in conjunction with the annual investment advisory fee reduction from 0.65% to 0.45%.

For its investment advisory services to the iShares MSCI EM ESG Optimized ETF, BFA is entitled to an annual investment advisory fee of 0.45% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Multifactor Emerging Markets	$714
MSCI EM ESG Optimized	477

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, the purchase and sales transactions executed by the iShares Edge MSCI Multifactor Emerging Markets ETF pursuant to Rule 17a-7 under the 1940 Act were $777,286 and $73,142, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Emerging Markets	$9,076,248	$7,913,314
MSCI EM ESG Optimized	18,671,162	1,522,267

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases
Edge MSCI Multifactor Emerging Markets	$2,405,910
MSCI EM ESG Optimized	15,425,407

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2016, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Edge MSCI Multifactor Emerging Markets	$96,832
MSCI EM ESG Optimized	39

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the six months ended February 28, 2017.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	31

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Multifactor Emerging Markets	$0.526259	$—	$0.072472	$0.598731	88%	—%	12%	100%
MSCI EM ESG Optimized	0.068742	—	0.076175	0.144917	47	—	53	100

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-816-0217

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.
By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)
Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: April 28, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 28, 2017